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                                                      Expires: Nov. 30, 2005

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                                                      hours per response: 5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                          Investment Company Act file
                          number          811 - 2729
                                          ----------


                          Short-Term Investments Trust
                ------------------------------------------------
               (Exact name of registrant as specified in charter)


              11 Greenway Plaza Suite 100    Houston, Texas 77046
              ---------------------------------------------------
              (Address of principal executive offices) (Zip code)

   Robert H. Graham   11 Greenway Plaza Suite 100   Houston, Texas 77046
   ---------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (713)626-1919
                                                          --------------

                         Date of fiscal year end: 8/31
                                                  ----

                       Date of reporting period: 02/29/04
                                                 --------

                     SEMI-ANNUAL REPORT / FEBRUARY 29, 2004

                      SHORT-TERM INVESTMENTS TRUST (STIT)

                         GOVERNMENT & AGENCY PORTFOLIO

                             CASH MANAGEMENT CLASS

                                 (COVER IMAGE)

        (YOUR GOALS. OUR SOLUTIONS.) (AIM INVESTMENTS LOGO APPEARS HERE)

             -- Servicemark --                  -- Servicemark --


                                    TRUSTEES
Bob R. Baker                                                   Robert H. Graham
Frank S. Bayley                                                 Gerald J. Lewis
James T. Bunch                                               Prema Mathai-Davis
Bruce L. Crockett                                              Lewis F. Pennock
Albert R. Dowden                                                Ruth H. Quigley
Edward K. Dunn, Jr.                                              Louis S. Sklar
Jack M. Fields                                                Larry Soll, Ph.D.
Carl Frischling                                              Mark H. Williamson

                                    OFFICERS
Robert H. Graham                                           Chairman & President
Mark H. Williamson                                     Executive Vice President
Kevin M. Carome          Senior Vice President, Secretary & Chief Legal Officer
Sidney M. Dilgren                                    Vice President & Treasurer
Stuart W. Coco                                                   Vice President
Melville B. Cox                                                  Vice President
Karen Dunn Kelley                                                Vice President
Edgar M. Larsen                                                  Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                  DISTRIBUTOR
                            Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   CUSTODIAN
                              The Bank of New York
                               100 Church Street
                            New York, NY 10286-0001

                               COUNSEL TO THE FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                          Philadelphia, PA 19103-7599

                            COUNSEL TO THE TRUSTEES
                     Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                            New York, NY 10022-3852

                                 TRANSFER AGENT
                          AIM Investment Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173


   This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.

GAP-SAR-3

(AIM INVESTMENTS LOGO APPEARS HERE)
          --Servicemark--

                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

(PHOTO OF           The economy and the stock market were healthy for most of
ROBERT H.           the reporting period. The nation's gross domestic product,
GRAHAM)             generally considered the broadest measure of economic
                    activity, expanded at an annualized rate of 4.1% in the fourth quarter of 2003, and the S&P 500--Registered
                    Trademark-- Index returned 14.59% for the reporting period.

                       Throughout the reporting period, the federal funds target
                    rate stood at 1.00%, its lowest level since 1958. The U.S. Federal Reserve (the Fed) said in June 2003 that it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. By October, the Fed reported that economic expansion had increased and consumer spending was generally stronger, although the job market remained weak. The Fed's November Beige Book report cited "reasonably broad based" economic expansion in October and early November and noted that in most Federal Reserve districts:

   o wages and the prices of finished goods and services remained fairly stable;

   o  retail spending increased on a year-over-year basis;

   o  manufacturing activity picked up; and

   o residential real estate activity remained strong while commercial real estate activity remained weak.

   In a widely reported speech in early January 2004, Federal Open Market Committee member Ben Bernanke said that while "downside risks to the economy remain ... the incoming data have continued for the most part to surprise on the upside." In late January, the Fed left short-term rates unchanged and said that economic reports suggested that the economy was "expanding briskly." The Fed dropped its long-standing promise to hold interest rates steady for a "considerable period," replacing it instead with a pledge to be "patient" before raising rates.

YOUR INVESTMENT PORTFOLIO

As of February 29, 2004, the Short-Term Investments Trust Government & Agency Portfolio's Cash Management Class outperformed its indexes, as shown in the table. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 36- to 52-day range; at the close of the reporting period, the WAM stood at 43 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Cash Management Class stood at $827.2 million.

================================================================================

YIELDS AS OF 2/29/04

                                                MONTHLY     SEVEN-DAY
                                                 YIELD      SEC YIELD

Government & Agency Portfolio                    0.89%        0.90%
Cash Management Class

iMoneyNet Money Fund Averages--Trademark--       0.30%        0.31%
U.S. Treasury/Repurchases

iMoneyNet Money Fund Averages--Trademark--       0.62%        0.63%
Government Only/Institutions Only


The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet U.S. Treasury/Repurchase Agreements category consists of funds that invest only in T-Bills or repurchase agreements backed by T-Bills. The iMoneyNet Government Only/Institutions Only category consists of funds that invest only in U.S. T-Bills, repurchase agreements or government agency securities.

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.

================================================================================

                                                                     (continued)

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm-G from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

   The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity.

IN CONCLUSION

Economic activity continued to expand in January and February, according to information provided by Federal Reserve District Banks, with growth described as "moderate" to "showing signs of acceleration," according to the Federal Reserve's Beige Book. Employment has been growing slowly in most Federal Reserve Districts. Wages and salaries have increased slightly, but employers report substantial increases for employee health-care costs.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman


The fund is not managed to track the performance of any particular index, including the indexes defined in this report, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SCHEDULE OF INVESTMENTS

February 29, 2004
(Unaudited)


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-32.37%

FEDERAL HOME LOAN BANK-10.33%

Unsec. Bonds,
  3.38%                                        05/14/04   $ 41,805   $   41,974,904
-----------------------------------------------------------------------------------
  1.25%                                        07/02/04     24,000       24,000,000
-----------------------------------------------------------------------------------
  1.35%                                        11/09/04     20,000       20,000,000
-----------------------------------------------------------------------------------
  1.38%                                        11/16/04     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.46%                                        11/17/04     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.47%                                        02/28/05     16,000       16,000,000
-----------------------------------------------------------------------------------
  1.50%                                        03/01/05     20,000       20,000,000
-----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.04%                                        06/11/04     18,821       18,765,274
-----------------------------------------------------------------------------------
  1.08%                                        07/16/04     20,611       20,526,289
-----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,
  1.08%(b)                                     01/05/05     25,000       24,998,935
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  1.09%(b)                                     03/15/05     28,000       27,995,615
-----------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.75%                                        04/15/04     34,295       34,403,777
-----------------------------------------------------------------------------------
  3.38%                                        06/15/04     10,000       10,062,404
-----------------------------------------------------------------------------------
  4.75%                                        06/28/04      6,875        6,951,206
-----------------------------------------------------------------------------------
  2.13%                                        12/15/04     10,000       10,044,187
===================================================================================
                                                                        325,722,591
===================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-3.06%

Unsec. Global Notes,
  6.25%                                        07/15/04     55,400       56,458,340
-----------------------------------------------------------------------------------
Unsec. Medium Term Global Notes,
  3.75%                                        04/15/04     20,000       20,061,143
-----------------------------------------------------------------------------------
Unsec. Medium Term Notes,
  1.20%                                        08/06/04     20,000       20,000,000
===================================================================================
                                                                         96,519,483
===================================================================================


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-17.32%

Unsec. Notes,
  3.63%                                        04/15/04   $ 16,000   $   16,046,286
-----------------------------------------------------------------------------------
  1.35%                                        10/22/04     25,000       25,000,000
-----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.03%                                        05/03/04     18,415       18,381,807
-----------------------------------------------------------------------------------
  1.09%                                        05/26/04     14,119       14,082,236
-----------------------------------------------------------------------------------
  1.15%                                        05/28/04     30,000       29,916,033
-----------------------------------------------------------------------------------
  1.22%                                        06/02/04     25,000       24,921,208
-----------------------------------------------------------------------------------
  1.20%                                        06/18/04     30,000       29,891,000
-----------------------------------------------------------------------------------
  1.18%                                        06/21/04     50,000       49,816,444
-----------------------------------------------------------------------------------
  1.09%                                        06/25/04     20,000       19,929,433
-----------------------------------------------------------------------------------
  1.05%                                        07/07/04     25,000       24,907,111
-----------------------------------------------------------------------------------
  1.18%                                        07/23/04     40,000       39,817,500
-----------------------------------------------------------------------------------
  1.09%                                        08/04/04     50,000       49,764,917
-----------------------------------------------------------------------------------
  1.32%                                        08/20/04     26,640       26,471,720
-----------------------------------------------------------------------------------
  1.35%                                        09/13/04     15,000       14,890,158
-----------------------------------------------------------------------------------
  1.36%                                        09/17/04     25,000       24,811,111
-----------------------------------------------------------------------------------
  1.15%                                        11/22/04     25,000       24,787,569
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes,
  1.01%(c)                                     01/28/05     25,000       24,994,283
-----------------------------------------------------------------------------------
  1.10%(b)                                     03/23/05     25,000       24,994,671
-----------------------------------------------------------------------------------
Unsec. Floating Rate Notes,
  1.11%(d)                                     05/10/05     50,000       50,000,000
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  5.63%                                        05/14/04     12,230       12,340,111
===================================================================================
                                                                        545,763,598
===================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.-0.80%

Gtd. Floating Rate Participation Ctfs.,
  1.07%(e)                                     11/15/13     25,298       25,297,973
===================================================================================

STUDENT LOAN MARKETING ASSOCIATION-0.86%

Global Notes,
  5.00%                                        06/30/04     26,625       26,958,023
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $1,020,261,668)                                           1,020,261,668
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,020,261,668)                               1,020,261,668
===================================================================================


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-67.61%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.05%(f)                                     03/01/04   $ 98,359   $   98,359,070
-----------------------------------------------------------------------------------
Banc of America Securities LLC
  1.05%(h)                                     03/01/04    140,000      140,000,000
-----------------------------------------------------------------------------------
Banc One Capital Markets Group
  1.06%(g)                                     03/01/04    140,000      140,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.06%(i)                                     03/01/04    143,111      143,111,003
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.05%(j)                                     03/01/04    402,411      402,410,580
-----------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
  1.06%(k)                                          --     150,000      150,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.06%(l)                                     03/01/04    140,000      140,000,000
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  1.05%(m)                                     03/01/04    116,000      116,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.06%(n)                                     03/01/04    143,000      143,000,000
-----------------------------------------------------------------------------------
JP Morgan Securities Inc.
  1.06%(o)                                     03/01/04    140,000      140,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.05%(p)                                     03/01/04    377,691      377,691,110
-----------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.06%(q)                                     03/01/04    140,000      140,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $2,130,571,763)                                                 2,130,571,763
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-99.98% (Cost
  $3,150,833,431)(r)                                                  3,150,833,431
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.02%                                         755,843
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $3,151,589,274
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Gtd.    - Guaranteed
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined quarterly. Rate shown is rate in effect on 02/29/04.
(c) Interest rate is redetermined monthly. Rate shown is rate in effect on 02/29/04.
(d) Interest rate is redetermined daily. Rate shown is rate in effect on 02/29/04.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined weekly. Rates shown are rates in effect on 02/29/04.
(f) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $253,051,000 U.S. Government obligations, 0% to 5.25% due 03/24/04 to 11/05/12 with an aggregate market value at 02/29/04 of $255,000,425.
(g) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $256,178,000 U.S. Government obligations, 0% due 05/25/04 to 08/25/04 with an aggregate market value at 02/29/04 of $255,000,086.
(h) Joint repurchase agreement entered into 02/27/04 with a maturing value of $150,013,250. Collateralized by $147,930,000 U.S. Government obligations, 0% to 7.99% due 03/05/04 to 01/30/09 with an aggregate market value at 02/29/04 of $153,002,843.
(i) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $240,656,000 U.S. Government obligations, 0% to 6.88% due 04/15/04 to 11/15/11 with an aggregate market value at 02/29/04 of $255,000,819.
(j) Joint repurchase agreement entered into 02/27/04 with a maturing value of $622,935,331. Collateralized by $606,637,000 U.S. Government obligations, 0% to 6.90% due 03/15/04 to 11/15/30 with an aggregate market value at 02/29/04 of $635,338,671.
(k) Open joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $256,546,000 U.S. Government obligations, 0% to 7.00% due 05/15/04 to 05/15/29 with an aggregate market value at 02/29/04 of $257,241,055.
(l) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $248,222,000 U.S. Government obligations, 0% to 5.25% due 03/10/04 to 03/22/07 with an aggregate market value at 02/29/04 of $255,000,595.
(m) Joint repurchase agreement entered into 02/27/04 with a maturing value of $200,017,500. Collateralized by $197,581,000 U.S. Government obligations, 1.63% to 6.63% due 01/31/05 to 11/15/30 with an aggregate market value at 02/29/04 of $204,000,749.
(n) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $232,161,000 U.S. Government obligations, 5.00% to 6.25% due 03/15/11 to 01/30/14 with an aggregate market value at 02/29/04 of $255,001,035.
(o) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $358,537,000 U.S. Government obligations, 0% to 9.38% due 01/15/06 to 04/15/30 with an aggregate market value at 02/29/04 of $255,001,416.
(p) Joint repurchase agreement entered into 02/27/04 with a maturing value of $750,065,625. Collateralized by $768,989,000 U.S. Government obligations, 0% due 04/16/04 to 03/10/06 with an aggregate market value at 02/29/04 of $765,004,871.
(q) Joint repurchase agreement entered into 02/27/04 with a maturing value of $300,026,500. Collateralized by $288,919,000 U.S. Government obligations, 4.80% to 6.50% due 05/14/04 to 09/02/10 with an aggregate market value at 02/29/04 of $306,000,280.
(r) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004
(Unaudited)

ASSETS:

Investments, excluding
  repurchase agreements, at
  value (amortized cost)       $1,020,261,668
---------------------------------------------
Repurchase agreements
  (amortized cost)              2,130,571,763
=============================================
    Total investments
      (amortized cost)          3,150,833,431
_____________________________________________
=============================================
Receivables for:
  Interest                          3,481,691
---------------------------------------------
  Amount due from advisor              28,386
---------------------------------------------
Investment for deferred
  compensation and retirement
  plans                               100,165
---------------------------------------------
Other assets                           44,720
=============================================
    Total assets                3,154,488,393
_____________________________________________
=============================================
LIABILITIES:

Payables for:
  Dividends                         2,230,191
---------------------------------------------
  Deferred compensation and
    retirement plans                  155,148
---------------------------------------------
Accrued distribution fees             282,899
---------------------------------------------
Accrued trustees' fees                  6,235
---------------------------------------------
Accrued transfer agent fees           163,982
---------------------------------------------
Accrued operating expenses             60,664
=============================================
    Total liabilities               2,899,119
=============================================
Net assets applicable to
  shares outstanding           $3,151,589,274
_____________________________________________
=============================================
NET ASSETS CONSIST OF:

  Shares of beneficial
    interest                   $3,151,413,156
---------------------------------------------
  Undistributed net
    investment income                  35,232
---------------------------------------------
  Undistributed net realized
    gain from investment
    securities                        140,886
=============================================
                               $3,151,589,274
_____________________________________________
=============================================

NET ASSETS:

Institutional Class            $1,249,781,411
_____________________________________________
=============================================
Private Investment Class       $  597,266,210
_____________________________________________
=============================================
Personal Investment Class      $   37,107,533
_____________________________________________
=============================================
Cash Management Class          $  827,239,102
_____________________________________________
=============================================
Reserve Class                  $    4,875,314
_____________________________________________
=============================================
Resource Class                 $  435,319,704
_____________________________________________
=============================================
SHARES OUTSTANDING, $0.01 PAR
  VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES
  AUTHORIZED:

Institutional Class             1,249,708,774
_____________________________________________
=============================================
Private Investment Class          597,249,292
_____________________________________________
=============================================
Personal Investment Class          37,105,870
_____________________________________________
=============================================
Cash Management Class             827,208,696
_____________________________________________
=============================================
Reserve Class                       4,874,764
_____________________________________________
=============================================
Resource Class                    435,300,992
_____________________________________________
=============================================
Net asset value, offering and
  redemption price per share
  for each class               $         1.00
_____________________________________________
=============================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 29, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $17,480,393
=========================================================================

EXPENSES:

Advisory fees                                                   1,597,716
-------------------------------------------------------------------------
Administrative services fees                                      296,565
-------------------------------------------------------------------------
Custodian fees                                                    100,725
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,352,455
-------------------------------------------------------------------------
  Personal Investment Class                                       103,241
-------------------------------------------------------------------------
  Cash Management Class                                           456,806
-------------------------------------------------------------------------
  Reserve Class                                                    24,060
-------------------------------------------------------------------------
  Resource Class                                                  385,210
-------------------------------------------------------------------------
Transfer agent fees                                               277,463
-------------------------------------------------------------------------
Trustees' fees                                                     31,715
-------------------------------------------------------------------------
Other                                                             184,271
=========================================================================
    Total expenses                                              4,810,227
=========================================================================
Less: Fees waived                                              (1,311,059)
=========================================================================
    Net expenses                                                3,499,168
=========================================================================
Net investment income                                          13,981,225
=========================================================================
Net realized gain from investment securities                        6,487
=========================================================================
Net increase in net assets resulting from operations          $13,987,712
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2004 and the year ended August 31, 2003 (Unaudited)

                                                               FEBRUARY 29,        AUGUST 31,
                                                                   2004               2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   13,981,225     $   40,002,788
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         6,487             12,329
===============================================================================================
    Net increase in net assets resulting from operations          13,987,712         40,015,117
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (6,444,486)       (24,118,552)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (1,822,843)        (3,307,022)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (58,443)          (144,023)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (4,084,757)        (8,949,581)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (2,481)           (24,422)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (1,568,215)        (3,459,188)
===============================================================================================
    Decrease in net assets resulting from distributions          (13,981,225)       (40,002,788)
===============================================================================================
Share transactions-net:
  Institutional Class                                           (253,950,174)      (121,014,268)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        93,898,947        221,372,260
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       15,975,612         (2,661,304)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           86,404,760        187,010,362
-----------------------------------------------------------------------------------------------
  Reserve Class                                                      709,771         (3,716,885)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  63,890,994         60,736,321
===============================================================================================
    Net increase in net assets resulting from share
      transactions                                                 6,929,910        341,726,486
===============================================================================================
    Net increase in net assets                                     6,936,397        341,738,815
===============================================================================================

NET ASSETS:

  Beginning of period                                          3,144,652,877      2,802,914,062
===============================================================================================
  End of period (including undistributed net investment
    income of $35,232 and $35,232 for 2004 and 2003,
    respectively)                                             $3,151,589,274     $3,144,652,877
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 29, 2004
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such expense limitations prior to the end of each fiscal year. For the six months ended February 29, 2004, AIM waived fees of $571,015.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2004, AIM was paid $296,565 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 29, 2004, AISI retained $241,618 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the

Plan, for the six months ended February 29, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $811,473, $75,710, $365,445, $20,932 and $308,168, respectively, after FMC waived plan fees of $540,982, $27,531, $91,361, $3,128 and $77,042, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended February 29, 2004, the Fund paid legal fees of $7,373 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 29, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points..


NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                      CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                          YEAR ENDED
                                           FEBRUARY 29,                            AUGUST 31,
                                               2004                                   2003
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            13,636,964,116    $ 13,636,964,116     14,972,106,726    $ 14,972,106,726
----------------------------------------------------------------------------------------------------------
  Private Investment Class        1,115,994,895       1,115,994,895      1,587,921,767       1,587,921,767
----------------------------------------------------------------------------------------------------------
  Personal Investment Class         206,035,708         206,035,708        214,329,634         214,329,634
----------------------------------------------------------------------------------------------------------
  Cash Management Class           4,100,597,033       4,100,597,033      6,305,834,137       6,305,834,137
----------------------------------------------------------------------------------------------------------
  Reserve Class                      46,246,727          46,246,727         75,893,471          75,893,471
----------------------------------------------------------------------------------------------------------
  Resource Class                  1,221,072,756       1,221,072,756      2,401,082,565       2,401,082,565
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 2,064,073           2,064,073          7,283,525           7,283,525
----------------------------------------------------------------------------------------------------------
  Private Investment Class              730,919             730,919          2,063,336           2,063,336
----------------------------------------------------------------------------------------------------------
  Personal Investment Class               1,012               1,012             13,536              13,536
----------------------------------------------------------------------------------------------------------
  Cash Management Class               3,084,289           3,084,289          6,721,338           6,721,338
----------------------------------------------------------------------------------------------------------
  Reserve Class                           1,573               1,573             16,248              16,248
----------------------------------------------------------------------------------------------------------
  Resource Class                      1,063,714           1,063,714          2,326,289           2,326,289
==========================================================================================================
Reacquired:
  Institutional Class           (13,892,978,363)    (13,892,978,363)   (15,100,404,519)    (15,100,404,519)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (1,022,826,867)     (1,022,826,867)    (1,368,612,843)     (1,368,612,843)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class        (190,061,108)       (190,061,108)      (217,004,474)       (217,004,474)
----------------------------------------------------------------------------------------------------------
  Cash Management Class          (4,017,276,562)     (4,017,276,562)    (6,125,545,113)     (6,125,545,113)
----------------------------------------------------------------------------------------------------------
  Reserve Class                     (45,538,529)        (45,538,529)       (79,626,604)        (79,626,604)
----------------------------------------------------------------------------------------------------------
  Resource Class                 (1,158,245,476)     (1,158,245,476)    (2,342,672,533)     (2,342,672,533)
==========================================================================================================
                                      6,929,910    $      6,929,910        341,726,486    $    341,726,486
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 7-- FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                           CASH MANAGEMENT CLASS
                                   ---------------------------------------------------------------------
                                   SIX MONTHS
                                     ENDED                          YEAR ENDED AUGUST 31,
                                   FEBRUARY 29,      ---------------------------------------------------
                                      2004             2003       2002       2001       2000      1999
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $   1.00        $   1.00   $   1.00   $   1.00   $   1.00   $  1.00
--------------------------------------------------------------------------------------------------------
Net investment income                   0.004            0.01       0.02       0.05       0.06      0.05
--------------------------------------------------------------------------------------------------------
Less dividends from net
  investment income                    (0.004)          (0.01)     (0.02)     (0.05)     (0.06)    (0.05)
========================================================================================================
Net asset value, end of period       $   1.00        $   1.00   $   1.00   $   1.00   $   1.00   $  1.00
________________________________________________________________________________________________________
========================================================================================================
Total return(a)                          0.45%           1.22%      2.01%      5.38%      5.95%     4.98%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $827,239        $740,833   $553,821   $407,924   $223,495   $85,113
========================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                       0.20%(b)        0.20%      0.20%      0.17%      0.15%     0.14%
--------------------------------------------------------------------------------------------------------
  Without fee waivers                    0.26%(b)        0.25%      0.25%      0.25%      0.27%     0.30%
________________________________________________________________________________________________________
========================================================================================================
Ratio of net investment income to
  average net assets                     0.89%(b)        1.20%      1.93%      5.06%      5.94%     4.83%
________________________________________________________________________________________________________
========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $918,631,400.

NOTE 8--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG currently serves as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF. On April 30, 2004, AIM will succeed IFG as the investment advisor to IVIF.

The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A. Regulatory Inquiries and Actions
  --------------------------------

  1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B. Private Actions
  ---------------

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG have already been transferred to the District of Maryland in accordance with the Panel's directive. IFG anticipates that in time most or all of the actions pending against it will be transferred to the multidistrict litigation.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Government & Agency Portfolio, an investment portfolio of Short-Term Investments Trust, a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

The results of the voting on the above matter were as follows:

                                                                        WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR         AUTHORITY
-----------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  3,808,521,977      501,017,273
      Frank S. Bayley..............................  3,808,203,750      501,335,500
      James T. Bunch...............................  3,808,053,727      501,485,523
      Bruce L. Crockett............................  3,808,672,000      500,867,250
      Albert R. Dowden.............................  3,807,813,445      501,725,805
      Edward K. Dunn, Jr...........................  3,808,662,331      500,876,919
      Jack M. Fields...............................  3,808,672,000      500,867,250
      Carl Frischling..............................  3,808,203,750      501,335,500
      Robert H. Graham.............................  3,808,672,000      500,867,250
      Gerald J. Lewis..............................  3,807,185,503      502,353,747
      Prema Mathai-Davis...........................  3,808,163,716      501,375,534
      Lewis F. Pennock.............................  3,808,186,102      501,353,148
      Ruth H. Quigley..............................  3,808,662,331      500,876,919
      Louis S. Sklar...............................  3,808,672,000      500,867,250
      Larry Soll, Ph.D.............................  3,808,504,329      501,034,921
      Mark H. Williamson...........................  3,808,672,000      500,867,250

* Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Trust.

                     SEMI-ANNUAL REPORT / FEBRUARY 29, 2004

                      SHORT-TERM INVESTMENTS TRUST (STIT)

                         GOVERNMENT & AGENCY PORTFOLIO

                              INSTITUTIONAL CLASS

                                 (COVER IMAGE)

        (YOUR GOALS. OUR SOLUTIONS.) (AIM INVESTMENTS LOGO APPEARS HERE)

             -- Servicemark --                  -- Servicemark --


                                    TRUSTEES
Bob R. Baker                                                   Robert H. Graham
Frank S. Bayley                                                 Gerald J. Lewis
James T. Bunch                                               Prema Mathai-Davis
Bruce L. Crockett                                              Lewis F. Pennock
Albert R. Dowden                                                Ruth H. Quigley
Edward K. Dunn, Jr.                                              Louis S. Sklar
Jack M. Fields                                                Larry Soll, Ph.D.
Carl Frischling                                              Mark H. Williamson

                                    OFFICERS
Robert H. Graham                                           Chairman & President
Mark H. Williamson                                     Executive Vice President
Kevin M. Carome          Senior Vice President, Secretary & Chief Legal Officer
Sidney M. Dilgren                                    Vice President & Treasurer
Stuart W. Coco                                                   Vice President
Melville B. Cox                                                  Vice President
Karen Dunn Kelley                                                Vice President
Edgar M. Larsen                                                  Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                  DISTRIBUTOR
                            Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   CUSTODIAN
                              The Bank of New York
                               100 Church Street
                            New York, NY 10286-0001

                               COUNSEL TO THE FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                          Philadelphia, PA 19103-7599

                            COUNSEL TO THE TRUSTEES
                     Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                            New York, NY 10022-3852

                                 TRANSFER AGENT
                          AIM Investment Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173



   This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.

GAP-SAR-1

(AIM INVESTMENTS LOGO APPEARS HERE)
          --Servicemark--

                           LETTER TO OUR SHAREHOLDERS


                    DEAR SHAREHOLDER:

(PHOTO OF           The economy and the stock market were healthy for most of
ROBERT H.           the reporting period. The nation's gross domestic product,
GRAHAM)             generally considered the broadest measure of economic
                    activity, expanded at an annualized rate of 4.1% in the fourth quarter of 2003, and the S&P 500--Registered
                    Trademark-- Index returned 14.59% for the reporting period.

                       Throughout the reporting period, the federal funds target
                    rate stood at 1.00%, its lowest level since 1958. The U.S. Federal Reserve (the Fed) said in June 2003 that it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. By October, the Fed reported that economic expansion had increased and consumer spending was generally stronger, although the job market remained weak. The Fed's November Beige Book report cited "reasonably broad based" economic expansion in October and early November and noted that in most Federal Reserve districts:

   o wages and the prices of finished goods and services remained fairly stable;

   o  retail spending increased on a year-over-year basis;

   o  manufacturing activity picked up; and

   o residential real estate activity remained strong while commercial real estate activity remained weak.

   In a widely reported speech in early January 2004, Federal Open Market Committee member Ben Bernanke said that while "downside risks to the economy remain ... the incoming data have continued for the most part to surprise on the upside." In late January, the Fed left short-term rates unchanged and said that economic reports suggested that the economy was "expanding briskly." The Fed dropped its long-standing promise to hold interest rates steady for a "considerable period," replacing it instead with a pledge to be "patient" before raising rates.

YOUR INVESTMENT PORTFOLIO

As of February 29, 2004, the Short-Term Investments Trust Government & Agency Portfolio's Institutional Class outperformed its indexes, as shown in the table. Had the advisor not waived fees and/or reimbursed expenses would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 36- to 52-day range; at the close of the reporting period, the WAM stood at 43 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Institutional Class stood at $1.2 billion.

================================================================================

YIELDS AS OF 2/29/04

                                              MONTHLY     SEVEN-DAY
                                               YIELD      SEC YIELD

Government & Agency Portfolio                  0.97%         0.98%
Institutional Class

iMoneyNet Money Fund Averages--Trademark--     0.30%         0.31%
U.S. Treasury/Repurchases

iMoneyNet Money Fund Averages--Trademark--     0.62%         0.63%
Government Only/Institutions Only

The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet U.S. Treasury/Repurchase Agreements category consists of funds that invest only in T-Bills or repurchase agreements backed by T-Bills. The iMoneyNet Government Only/Institutions Only category consists of funds that invest only in U.S. T-Bills, repurchase agreements or government agency securities.

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.

================================================================================

                                                                     (continued)

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm-G from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

   The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity.

IN CONCLUSION

Economic activity continued to expand in January and February, according to information provided by Federal Reserve District Banks, with growth described as "moderate" to "showing signs of acceleration," according to the Federal Reserve's Beige Book. Employment has been growing slowly in most Federal Reserve Districts. Wages and salaries have increased slightly, but employers report substantial increases for employee health-care costs.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

MONTHLY YIELD COMPARISON

Six months ended 2/29/04 (Yields are monthly yields for the month-ends shown.)

                                  (LINE GRAPH)

                                              iMONEYNET MONEY FUND          iMONEYNET MONEY FUND
          SHORT TERM INVESTMENTS TRUST       AVERAGES--TRADEMARK--          AVERAGES--TRADEMARK--
          GOVERNMENT & AGENCY PORTFOLIO     U.S. TREASURY/REPURCHASE             GOVERNMENT
                INSTITUTIONAL CLASS                AGREEMENTS               ONLY/INSTITUTIONS ONLY
 8/03                0.98                             0.32                          0.63
 9/03                0.97                             0.31                          0.62
10/03                0.97                             0.30                          0.61
11/03                0.98                             0.31                          0.63
12/03                0.98                             0.32                          0.63
 1/04                0.97                             0.30                          0.62
 2/04                0.97                             0.30                          0.62
===================================================================================================

================================================================================

                                  (LINE GRAPH)

WEIGHTED AVERAGE MATURITY COMPARISON

Six months ended 2/29/04, as of the month-ends shown.

                                              iMONEYNET MONEY FUND          iMONEYNET MONEY FUND
          SHORT TERM INVESTMENTS TRUST       AVERAGES--TRADEMARK--          AVERAGES--TRADEMARK--
          GOVERNMENT & AGENCY PORTFOLIO     U.S. TREASURY/REPURCHASE             GOVERNMENT
                INSTITUTIONAL CLASS                AGREEMENTS               ONLY/INSTITUTIONS ONLY
 8/03                   47                             48                             52
 9/03                   46                             46                             51
10/03                   45                             48                             52
11/03                   48                             50                             53
12/03                   42                             46                             50
 1/04                   44                             44                             52
 2/04                   43                             41                             50

Source: iMoneyNet Financial Data, Inc. iMoneyNet Money Fund Report--Registered
Trademark-- for weighted average maturities; iMoneyNet Money Fund
Insight--Registered Trademark-- for monthly yields.

The fund is not managed to track the performance of any particular index, including the indexes defined in this report, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT
INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO
PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE
MONEY BY INVESTING IN THE FUND.
===================================================================================================

SCHEDULE OF INVESTMENTS

February 29, 2004
(Unaudited)


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-32.37%

FEDERAL HOME LOAN BANK-10.33%

Unsec. Bonds,
  3.38%                                        05/14/04   $ 41,805   $   41,974,904
-----------------------------------------------------------------------------------
  1.25%                                        07/02/04     24,000       24,000,000
-----------------------------------------------------------------------------------
  1.35%                                        11/09/04     20,000       20,000,000
-----------------------------------------------------------------------------------
  1.38%                                        11/16/04     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.46%                                        11/17/04     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.47%                                        02/28/05     16,000       16,000,000
-----------------------------------------------------------------------------------
  1.50%                                        03/01/05     20,000       20,000,000
-----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.04%                                        06/11/04     18,821       18,765,274
-----------------------------------------------------------------------------------
  1.08%                                        07/16/04     20,611       20,526,289
-----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,
  1.08%(b)                                     01/05/05     25,000       24,998,935
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  1.09%(b)                                     03/15/05     28,000       27,995,615
-----------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.75%                                        04/15/04     34,295       34,403,777
-----------------------------------------------------------------------------------
  3.38%                                        06/15/04     10,000       10,062,404
-----------------------------------------------------------------------------------
  4.75%                                        06/28/04      6,875        6,951,206
-----------------------------------------------------------------------------------
  2.13%                                        12/15/04     10,000       10,044,187
===================================================================================
                                                                        325,722,591
===================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-3.06%

Unsec. Global Notes,
  6.25%                                        07/15/04     55,400       56,458,340
-----------------------------------------------------------------------------------
Unsec. Medium Term Global Notes,
  3.75%                                        04/15/04     20,000       20,061,143
-----------------------------------------------------------------------------------
Unsec. Medium Term Notes,
  1.20%                                        08/06/04     20,000       20,000,000
===================================================================================
                                                                         96,519,483
===================================================================================


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-17.32%

Unsec. Notes,
  3.63%                                        04/15/04   $ 16,000   $   16,046,286
-----------------------------------------------------------------------------------
  1.35%                                        10/22/04     25,000       25,000,000
-----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.03%                                        05/03/04     18,415       18,381,807
-----------------------------------------------------------------------------------
  1.09%                                        05/26/04     14,119       14,082,236
-----------------------------------------------------------------------------------
  1.15%                                        05/28/04     30,000       29,916,033
-----------------------------------------------------------------------------------
  1.22%                                        06/02/04     25,000       24,921,208
-----------------------------------------------------------------------------------
  1.20%                                        06/18/04     30,000       29,891,000
-----------------------------------------------------------------------------------
  1.18%                                        06/21/04     50,000       49,816,444
-----------------------------------------------------------------------------------
  1.09%                                        06/25/04     20,000       19,929,433
-----------------------------------------------------------------------------------
  1.05%                                        07/07/04     25,000       24,907,111
-----------------------------------------------------------------------------------
  1.18%                                        07/23/04     40,000       39,817,500
-----------------------------------------------------------------------------------
  1.09%                                        08/04/04     50,000       49,764,917
-----------------------------------------------------------------------------------
  1.32%                                        08/20/04     26,640       26,471,720
-----------------------------------------------------------------------------------
  1.35%                                        09/13/04     15,000       14,890,158
-----------------------------------------------------------------------------------
  1.36%                                        09/17/04     25,000       24,811,111
-----------------------------------------------------------------------------------
  1.15%                                        11/22/04     25,000       24,787,569
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes,
  1.01%(c)                                     01/28/05     25,000       24,994,283
-----------------------------------------------------------------------------------
  1.10%(b)                                     03/23/05     25,000       24,994,671
-----------------------------------------------------------------------------------
Unsec. Floating Rate Notes,
  1.11%(d)                                     05/10/05     50,000       50,000,000
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  5.63%                                        05/14/04     12,230       12,340,111
===================================================================================
                                                                        545,763,598
===================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.-0.80%

Gtd. Floating Rate Participation Ctfs.,
  1.07%(e)                                     11/15/13     25,298       25,297,973
===================================================================================

STUDENT LOAN MARKETING ASSOCIATION-0.86%

Global Notes,
  5.00%                                        06/30/04     26,625       26,958,023
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $1,020,261,668)                                           1,020,261,668
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,020,261,668)                               1,020,261,668
===================================================================================


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-67.61%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.05%(f)                                     03/01/04   $ 98,359   $   98,359,070
-----------------------------------------------------------------------------------
Banc of America Securities LLC
  1.05%(h)                                     03/01/04    140,000      140,000,000
-----------------------------------------------------------------------------------
Banc One Capital Markets Group
  1.06%(g)                                     03/01/04    140,000      140,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.06%(i)                                     03/01/04    143,111      143,111,003
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.05%(j)                                     03/01/04    402,411      402,410,580
-----------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
  1.06%(k)                                          --     150,000      150,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.06%(l)                                     03/01/04    140,000      140,000,000
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  1.05%(m)                                     03/01/04    116,000      116,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.06%(n)                                     03/01/04    143,000      143,000,000
-----------------------------------------------------------------------------------
JP Morgan Securities Inc.
  1.06%(o)                                     03/01/04    140,000      140,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.05%(p)                                     03/01/04    377,691      377,691,110
-----------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.06%(q)                                     03/01/04    140,000      140,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $2,130,571,763)                                                 2,130,571,763
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-99.98% (Cost
  $3,150,833,431)(r)                                                  3,150,833,431
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.02%                                         755,843
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $3,151,589,274
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Gtd.    - Guaranteed
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined quarterly. Rate shown is rate in effect on 02/29/04.
(c) Interest rate is redetermined monthly. Rate shown is rate in effect on 02/29/04.
(d) Interest rate is redetermined daily. Rate shown is rate in effect on 02/29/04.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined weekly. Rates shown are rates in effect on 02/29/04.
(f) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $253,051,000 U.S. Government obligations, 0% to 5.25% due 03/24/04 to 11/05/12 with an aggregate market value at 02/29/04 of $255,000,425.
(g) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $256,178,000 U.S. Government obligations, 0% due 05/25/04 to 08/25/04 with an aggregate market value at 02/29/04 of $255,000,086.
(h) Joint repurchase agreement entered into 02/27/04 with a maturing value of $150,013,250. Collateralized by $147,930,000 U.S. Government obligations, 0% to 7.99% due 03/05/04 to 01/30/09 with an aggregate market value at 02/29/04 of $153,002,843.
(i) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $240,656,000 U.S. Government obligations, 0% to 6.88% due 04/15/04 to 11/15/11 with an aggregate market value at 02/29/04 of $255,000,819.
(j) Joint repurchase agreement entered into 02/27/04 with a maturing value of $622,935,331. Collateralized by $606,637,000 U.S. Government obligations, 0% to 6.90% due 03/15/04 to 11/15/30 with an aggregate market value at 02/29/04 of $635,338,671.
(k) Open joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $256,546,000 U.S. Government obligations, 0% to 7.00% due 05/15/04 to 05/15/29 with an aggregate market value at 02/29/04 of $257,241,055.
(l) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $248,222,000 U.S. Government obligations, 0% to 5.25% due 03/10/04 to 03/22/07 with an aggregate market value at 02/29/04 of $255,000,595.
(m) Joint repurchase agreement entered into 02/27/04 with a maturing value of $200,017,500. Collateralized by $197,581,000 U.S. Government obligations, 1.63% to 6.63% due 01/31/05 to 11/15/30 with an aggregate market value at 02/29/04 of $204,000,749.
(n) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $232,161,000 U.S. Government obligations, 5.00% to 6.25% due 03/15/11 to 01/30/14 with an aggregate market value at 02/29/04 of $255,001,035.
(o) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $358,537,000 U.S. Government obligations, 0% to 9.38% due 01/15/06 to 04/15/30 with an aggregate market value at 02/29/04 of $255,001,416.
(p) Joint repurchase agreement entered into 02/27/04 with a maturing value of $750,065,625. Collateralized by $768,989,000 U.S. Government obligations, 0% due 04/16/04 to 03/10/06 with an aggregate market value at 02/29/04 of $765,004,871.
(q) Joint repurchase agreement entered into 02/27/04 with a maturing value of $300,026,500. Collateralized by $288,919,000 U.S. Government obligations, 4.80% to 6.50% due 05/14/04 to 09/02/10 with an aggregate market value at 02/29/04 of $306,000,280.
(r) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004
(Unaudited)

ASSETS:

Investments, excluding
  repurchase agreements, at
  value (amortized cost)       $1,020,261,668
---------------------------------------------
Repurchase agreements
  (amortized cost)              2,130,571,763
=============================================
    Total investments
      (amortized cost)          3,150,833,431
_____________________________________________
=============================================
Receivables for:
  Interest                          3,481,691
---------------------------------------------
  Amount due from advisor              28,386
---------------------------------------------
Investment for deferred
  compensation and retirement
  plans                               100,165
---------------------------------------------
Other assets                           44,720
=============================================
    Total assets                3,154,488,393
_____________________________________________
=============================================
LIABILITIES:

Payables for:
  Dividends                         2,230,191
---------------------------------------------
  Deferred compensation and
    retirement plans                  155,148
---------------------------------------------
Accrued distribution fees             282,899
---------------------------------------------
Accrued trustees' fees                  6,235
---------------------------------------------
Accrued transfer agent fees           163,982
---------------------------------------------
Accrued operating expenses             60,664
=============================================
    Total liabilities               2,899,119
=============================================
Net assets applicable to
  shares outstanding           $3,151,589,274
_____________________________________________
=============================================
NET ASSETS CONSIST OF:

  Shares of beneficial
    interest                   $3,151,413,156
---------------------------------------------
  Undistributed net
    investment income                  35,232
---------------------------------------------
  Undistributed net realized
    gain from investment
    securities                        140,886
=============================================
                               $3,151,589,274
_____________________________________________
=============================================

NET ASSETS:

Institutional Class            $1,249,781,411
_____________________________________________
=============================================
Private Investment Class       $  597,266,210
_____________________________________________
=============================================
Personal Investment Class      $   37,107,533
_____________________________________________
=============================================
Cash Management Class          $  827,239,102
_____________________________________________
=============================================
Reserve Class                  $    4,875,314
_____________________________________________
=============================================
Resource Class                 $  435,319,704
_____________________________________________
=============================================
SHARES OUTSTANDING, $0.01 PAR
  VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES
  AUTHORIZED:

Institutional Class             1,249,708,774
_____________________________________________
=============================================
Private Investment Class          597,249,292
_____________________________________________
=============================================
Personal Investment Class          37,105,870
_____________________________________________
=============================================
Cash Management Class             827,208,696
_____________________________________________
=============================================
Reserve Class                       4,874,764
_____________________________________________
=============================================
Resource Class                    435,300,992
_____________________________________________
=============================================
Net asset value, offering and
  redemption price per share
  for each class               $         1.00
_____________________________________________
=============================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 29, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $17,480,393
=========================================================================

EXPENSES:

Advisory fees                                                   1,597,716
-------------------------------------------------------------------------
Administrative services fees                                      296,565
-------------------------------------------------------------------------
Custodian fees                                                    100,725
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,352,455
-------------------------------------------------------------------------
  Personal Investment Class                                       103,241
-------------------------------------------------------------------------
  Cash Management Class                                           456,806
-------------------------------------------------------------------------
  Reserve Class                                                    24,060
-------------------------------------------------------------------------
  Resource Class                                                  385,210
-------------------------------------------------------------------------
Transfer agent fees                                               277,463
-------------------------------------------------------------------------
Trustees' fees                                                     31,715
-------------------------------------------------------------------------
Other                                                             184,271
=========================================================================
    Total expenses                                              4,810,227
=========================================================================
Less: Fees waived                                              (1,311,059)
=========================================================================
    Net expenses                                                3,499,168
=========================================================================
Net investment income                                          13,981,225
=========================================================================
Net realized gain from investment securities                        6,487
=========================================================================
Net increase in net assets resulting from operations          $13,987,712
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2004 and the year ended August 31, 2003 (Unaudited)

                                                               FEBRUARY 29,        AUGUST 31,
                                                                   2004               2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   13,981,225     $   40,002,788
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         6,487             12,329
===============================================================================================
    Net increase in net assets resulting from operations          13,987,712         40,015,117
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (6,444,486)       (24,118,552)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (1,822,843)        (3,307,022)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (58,443)          (144,023)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (4,084,757)        (8,949,581)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (2,481)           (24,422)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (1,568,215)        (3,459,188)
===============================================================================================
    Decrease in net assets resulting from distributions          (13,981,225)       (40,002,788)
===============================================================================================
Share transactions-net:
  Institutional Class                                           (253,950,174)      (121,014,268)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        93,898,947        221,372,260
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       15,975,612         (2,661,304)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           86,404,760        187,010,362
-----------------------------------------------------------------------------------------------
  Reserve Class                                                      709,771         (3,716,885)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  63,890,994         60,736,321
===============================================================================================
    Net increase in net assets resulting from share
      transactions                                                 6,929,910        341,726,486
===============================================================================================
    Net increase in net assets                                     6,936,397        341,738,815
===============================================================================================

NET ASSETS:

  Beginning of period                                          3,144,652,877      2,802,914,062
===============================================================================================
  End of period (including undistributed net investment
    income of $35,232 and $35,232 for 2004 and 2003,
    respectively)                                             $3,151,589,274     $3,144,652,877
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 29, 2004
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such expense limitations prior to the end of each fiscal year. For the six months ended February 29, 2004, AIM waived fees of $571,015.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2004, AIM was paid $296,565 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 29, 2004, AISI retained $241,618 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the

Plan, for the six months ended February 29, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $811,473, $75,710, $365,445, $20,932 and $308,168, respectively, after FMC waived plan fees of $540,982, $27,531, $91,361, $3,128 and $77,042, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended February 29, 2004, the Fund paid legal fees of $7,373 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 29, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points..


NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                      CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                          YEAR ENDED
                                           FEBRUARY 29,                            AUGUST 31,
                                               2004                                   2003
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            13,636,964,116    $ 13,636,964,116     14,972,106,726    $ 14,972,106,726
----------------------------------------------------------------------------------------------------------
  Private Investment Class        1,115,994,895       1,115,994,895      1,587,921,767       1,587,921,767
----------------------------------------------------------------------------------------------------------
  Personal Investment Class         206,035,708         206,035,708        214,329,634         214,329,634
----------------------------------------------------------------------------------------------------------
  Cash Management Class           4,100,597,033       4,100,597,033      6,305,834,137       6,305,834,137
----------------------------------------------------------------------------------------------------------
  Reserve Class                      46,246,727          46,246,727         75,893,471          75,893,471
----------------------------------------------------------------------------------------------------------
  Resource Class                  1,221,072,756       1,221,072,756      2,401,082,565       2,401,082,565
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 2,064,073           2,064,073          7,283,525           7,283,525
----------------------------------------------------------------------------------------------------------
  Private Investment Class              730,919             730,919          2,063,336           2,063,336
----------------------------------------------------------------------------------------------------------
  Personal Investment Class               1,012               1,012             13,536              13,536
----------------------------------------------------------------------------------------------------------
  Cash Management Class               3,084,289           3,084,289          6,721,338           6,721,338
----------------------------------------------------------------------------------------------------------
  Reserve Class                           1,573               1,573             16,248              16,248
----------------------------------------------------------------------------------------------------------
  Resource Class                      1,063,714           1,063,714          2,326,289           2,326,289
==========================================================================================================
Reacquired:
  Institutional Class           (13,892,978,363)    (13,892,978,363)   (15,100,404,519)    (15,100,404,519)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (1,022,826,867)     (1,022,826,867)    (1,368,612,843)     (1,368,612,843)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class        (190,061,108)       (190,061,108)      (217,004,474)       (217,004,474)
----------------------------------------------------------------------------------------------------------
  Cash Management Class          (4,017,276,562)     (4,017,276,562)    (6,125,545,113)     (6,125,545,113)
----------------------------------------------------------------------------------------------------------
  Reserve Class                     (45,538,529)        (45,538,529)       (79,626,604)        (79,626,604)
----------------------------------------------------------------------------------------------------------
  Resource Class                 (1,158,245,476)     (1,158,245,476)    (2,342,672,533)     (2,342,672,533)
==========================================================================================================
                                      6,929,910    $      6,929,910        341,726,486    $    341,726,486
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 7-- FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                            INSTITUTIONAL CLASS
                                 --------------------------------------------------------------------------
                                 SIX MONTHS
                                    ENDED                           YEAR ENDED AUGUST 31,
                                 FEBRUARY 29,      --------------------------------------------------------
                                    2004              2003         2002        2001       2000       1999
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $     1.00       $     1.00   $     1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------------
Net investment income                  0.005             0.01         0.02       0.05       0.06       0.05
-----------------------------------------------------------------------------------------------------------
Less dividends from net
  investment income                   (0.005)           (0.01)       (0.02)     (0.05)     (0.06)     (0.05)
===========================================================================================================
Net asset value, end of period    $     1.00       $     1.00   $     1.00   $   1.00   $   1.00   $   1.00
___________________________________________________________________________________________________________
===========================================================================================================
Total return(a)                         0.49%            1.30%        2.09%      5.47%      6.03%      5.07%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                        $1,249,781       $1,503,729   $1,624,735   $737,168   $399,390   $139,860
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                      0.12%(b)         0.12%        0.12%      0.09%      0.07%      0.06%
-----------------------------------------------------------------------------------------------------------
  Without fee waivers                   0.16%(b)         0.15%        0.15%      0.15%      0.17%      0.20%
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of net investment income
  to average net assets                 0.97%(b)         1.28%        2.01%      5.14%      6.02%      4.91%
___________________________________________________________________________________________________________
===========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $1,330,555,741.

NOTE 8--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG currently serves as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF. On April 30, 2004, AIM will succeed IFG as the investment advisor to IVIF.

The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A. Regulatory Inquiries and Actions
  --------------------------------

  1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B. Private Actions
  ---------------

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG have already been transferred to the District of Maryland in accordance with the Panel's directive. IFG anticipates that in time most or all of the actions pending against it will be transferred to the multidistrict litigation.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Government & Agency Portfolio, an investment portfolio of Short-Term Investments Trust, a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

The results of the voting on the above matter were as follows:

                                                                        WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR         AUTHORITY
-----------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  3,808,521,977      501,017,273
      Frank S. Bayley..............................  3,808,203,750      501,335,500
      James T. Bunch...............................  3,808,053,727      501,485,523
      Bruce L. Crockett............................  3,808,672,000      500,867,250
      Albert R. Dowden.............................  3,807,813,445      501,725,805
      Edward K. Dunn, Jr...........................  3,808,662,331      500,876,919
      Jack M. Fields...............................  3,808,672,000      500,867,250
      Carl Frischling..............................  3,808,203,750      501,335,500
      Robert H. Graham.............................  3,808,672,000      500,867,250
      Gerald J. Lewis..............................  3,807,185,503      502,353,747
      Prema Mathai-Davis...........................  3,808,163,716      501,375,534
      Lewis F. Pennock.............................  3,808,186,102      501,353,148
      Ruth H. Quigley..............................  3,808,662,331      500,876,919
      Louis S. Sklar...............................  3,808,672,000      500,867,250
      Larry Soll, Ph.D.............................  3,808,504,329      501,034,921
      Mark H. Williamson...........................  3,808,672,000      500,867,250

* Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Trust.

                     SEMI-ANNUAL REPORT / FEBRUARY 29, 2004

                      SHORT-TERM INVESTMENTS TRUST (STIT)

                         GOVERNMENT & AGENCY PORTFOLIO

                           PERSONAL INVESTMENT CLASS

                                 (COVER IMAGE)

        (YOUR GOALS. OUR SOLUTIONS.) (AIM INVESTMENTS LOGO APPEARS HERE)

             -- Servicemark --                  -- Servicemark --


                                    TRUSTEES
Bob R. Baker                                                   Robert H. Graham
Frank S. Bayley                                                 Gerald J. Lewis
James T. Bunch                                               Prema Mathai-Davis
Bruce L. Crockett                                              Lewis F. Pennock
Albert R. Dowden                                                Ruth H. Quigley
Edward K. Dunn, Jr.                                              Louis S. Sklar
Jack M. Fields                                                Larry Soll, Ph.D.
Carl Frischling                                              Mark H. Williamson

                                    OFFICERS
Robert H. Graham                                           Chairman & President
Mark H. Williamson                                     Executive Vice President
Kevin M. Carome          Senior Vice President, Secretary & Chief Legal Officer
Sidney M. Dilgren                                    Vice President & Treasurer
Stuart W. Coco                                                   Vice President
Melville B. Cox                                                  Vice President
Karen Dunn Kelley                                                Vice President
Edgar M. Larsen                                                  Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                  DISTRIBUTOR
                            Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   CUSTODIAN
                              The Bank of New York
                               100 Church Street
                            New York, NY 10286-0001

                               COUNSEL TO THE FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                          Philadelphia, PA 19103-7599

                            COUNSEL TO THE TRUSTEES
                     Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                            New York, NY 10022-3852

                                 TRANSFER AGENT
                          AIM Investment Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173


   This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.


GAP-SAR-5

(AIM INVESTMENTS LOGO APPEARS HERE)
          --Servicemark--

                           LETTER TO OUR SHAREHOLDERS


                    DEAR SHAREHOLDER:

(PHOTO OF           The economy and the stock market were healthy for most of
ROBERT H.           the reporting period. The nation's gross domestic product,
GRAHAM)             generally considered the broadest measure of economic
                    activity, expanded at an annualized rate of 4.1% in the fourth quarter of 2003, and the S&P 500--Registered
                    Trademark-- Index returned 14,59% for the reporting period.

                       Throughout the reporting period, the federal funds target
                    rate stood at 1.00%, its lowest level since 1958. The U.S. Federal Reserve (the Fed) said in June 2003 that it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. By October, the Fed reported that economic expansion had increased and consumer spending was generally stronger, although the job market remained weak. The Fed's November Beige Book report cited "reasonably broad based" economic expansion in October and early November and noted that in most Federal Reserve districts:

   o wages and the prices of finished goods and services remained fairly stable;

   o  retail spending increased on a year-over-year basis;

   o  manufacturing activity picked up; and

   o residential real estate activity remained strong while commercial real estate activity remained weak.

   In a widely reported speech in early January 2004, Federal Open Market Committee member Ben Bernanke said that while "downside risks to the economy remain ... the incoming data have continued for the most part to surprise on the upside." In late January, the Fed left short-term rates unchanged and said that economic reports suggested that the economy was "expanding briskly." The Fed dropped its long-standing promise to hold interest rates steady for a "considerable period," replacing it instead with a pledge to be "patient" before raising rates.

YOUR INVESTMENT PORTFOLIO

As of February 29, 2004, the seven-day SEC yield of the Short-Term Trust Government & Agency Portfolio's Personal Investment Class was 0.43%, and its monthly yield was 0.42%. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 36- to 52-day range; at the close of the reporting period, the WAM stood at 43 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Personal Investment Class stood at $37.1 million. Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.

                                                                     (continued)

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm-G from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

   The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity.

IN CONCLUSION

Economic activity continued to expand in January and February, according to information provided by Federal Reserve District Banks, with growth described as "moderate" to "showing signs of acceleration," according to the Federal Reserve's Beige Book. Employment has been growing slowly in most Federal Reserve Districts. Wages and salaries have increased slightly, but employers report substantial increases for employee health-care costs.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SCHEDULE OF INVESTMENTS

February 29, 2004
(Unaudited)


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-32.37%

FEDERAL HOME LOAN BANK-10.33%

Unsec. Bonds,
  3.38%                                        05/14/04   $ 41,805   $   41,974,904
-----------------------------------------------------------------------------------
  1.25%                                        07/02/04     24,000       24,000,000
-----------------------------------------------------------------------------------
  1.35%                                        11/09/04     20,000       20,000,000
-----------------------------------------------------------------------------------
  1.38%                                        11/16/04     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.46%                                        11/17/04     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.47%                                        02/28/05     16,000       16,000,000
-----------------------------------------------------------------------------------
  1.50%                                        03/01/05     20,000       20,000,000
-----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.04%                                        06/11/04     18,821       18,765,274
-----------------------------------------------------------------------------------
  1.08%                                        07/16/04     20,611       20,526,289
-----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,
  1.08%(b)                                     01/05/05     25,000       24,998,935
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  1.09%(b)                                     03/15/05     28,000       27,995,615
-----------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.75%                                        04/15/04     34,295       34,403,777
-----------------------------------------------------------------------------------
  3.38%                                        06/15/04     10,000       10,062,404
-----------------------------------------------------------------------------------
  4.75%                                        06/28/04      6,875        6,951,206
-----------------------------------------------------------------------------------
  2.13%                                        12/15/04     10,000       10,044,187
===================================================================================
                                                                        325,722,591
===================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-3.06%

Unsec. Global Notes,
  6.25%                                        07/15/04     55,400       56,458,340
-----------------------------------------------------------------------------------
Unsec. Medium Term Global Notes,
  3.75%                                        04/15/04     20,000       20,061,143
-----------------------------------------------------------------------------------
Unsec. Medium Term Notes,
  1.20%                                        08/06/04     20,000       20,000,000
===================================================================================
                                                                         96,519,483
===================================================================================


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-17.32%

Unsec. Notes,
  3.63%                                        04/15/04   $ 16,000   $   16,046,286
-----------------------------------------------------------------------------------
  1.35%                                        10/22/04     25,000       25,000,000
-----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.03%                                        05/03/04     18,415       18,381,807
-----------------------------------------------------------------------------------
  1.09%                                        05/26/04     14,119       14,082,236
-----------------------------------------------------------------------------------
  1.15%                                        05/28/04     30,000       29,916,033
-----------------------------------------------------------------------------------
  1.22%                                        06/02/04     25,000       24,921,208
-----------------------------------------------------------------------------------
  1.20%                                        06/18/04     30,000       29,891,000
-----------------------------------------------------------------------------------
  1.18%                                        06/21/04     50,000       49,816,444
-----------------------------------------------------------------------------------
  1.09%                                        06/25/04     20,000       19,929,433
-----------------------------------------------------------------------------------
  1.05%                                        07/07/04     25,000       24,907,111
-----------------------------------------------------------------------------------
  1.18%                                        07/23/04     40,000       39,817,500
-----------------------------------------------------------------------------------
  1.09%                                        08/04/04     50,000       49,764,917
-----------------------------------------------------------------------------------
  1.32%                                        08/20/04     26,640       26,471,720
-----------------------------------------------------------------------------------
  1.35%                                        09/13/04     15,000       14,890,158
-----------------------------------------------------------------------------------
  1.36%                                        09/17/04     25,000       24,811,111
-----------------------------------------------------------------------------------
  1.15%                                        11/22/04     25,000       24,787,569
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes,
  1.01%(c)                                     01/28/05     25,000       24,994,283
-----------------------------------------------------------------------------------
  1.10%(b)                                     03/23/05     25,000       24,994,671
-----------------------------------------------------------------------------------
Unsec. Floating Rate Notes,
  1.11%(d)                                     05/10/05     50,000       50,000,000
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  5.63%                                        05/14/04     12,230       12,340,111
===================================================================================
                                                                        545,763,598
===================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.-0.80%

Gtd. Floating Rate Participation Ctfs.,
  1.07%(e)                                     11/15/13     25,298       25,297,973
===================================================================================

STUDENT LOAN MARKETING ASSOCIATION-0.86%

Global Notes,
  5.00%                                        06/30/04     26,625       26,958,023
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $1,020,261,668)                                           1,020,261,668
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,020,261,668)                               1,020,261,668
===================================================================================


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-67.61%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.05%(f)                                     03/01/04   $ 98,359   $   98,359,070
-----------------------------------------------------------------------------------
Banc of America Securities LLC
  1.05%(h)                                     03/01/04    140,000      140,000,000
-----------------------------------------------------------------------------------
Banc One Capital Markets Group
  1.06%(g)                                     03/01/04    140,000      140,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.06%(i)                                     03/01/04    143,111      143,111,003
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.05%(j)                                     03/01/04    402,411      402,410,580
-----------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
  1.06%(k)                                          --     150,000      150,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.06%(l)                                     03/01/04    140,000      140,000,000
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  1.05%(m)                                     03/01/04    116,000      116,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.06%(n)                                     03/01/04    143,000      143,000,000
-----------------------------------------------------------------------------------
JP Morgan Securities Inc.
  1.06%(o)                                     03/01/04    140,000      140,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.05%(p)                                     03/01/04    377,691      377,691,110
-----------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.06%(q)                                     03/01/04    140,000      140,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $2,130,571,763)                                                 2,130,571,763
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-99.98% (Cost
  $3,150,833,431)(r)                                                  3,150,833,431
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.02%                                         755,843
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $3,151,589,274
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Gtd.    - Guaranteed
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined quarterly. Rate shown is rate in effect on 02/29/04.
(c) Interest rate is redetermined monthly. Rate shown is rate in effect on 02/29/04.
(d) Interest rate is redetermined daily. Rate shown is rate in effect on 02/29/04.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined weekly. Rates shown are rates in effect on 02/29/04.
(f) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $253,051,000 U.S. Government obligations, 0% to 5.25% due 03/24/04 to 11/05/12 with an aggregate market value at 02/29/04 of $255,000,425.
(g) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $256,178,000 U.S. Government obligations, 0% due 05/25/04 to 08/25/04 with an aggregate market value at 02/29/04 of $255,000,086.
(h) Joint repurchase agreement entered into 02/27/04 with a maturing value of $150,013,250. Collateralized by $147,930,000 U.S. Government obligations, 0% to 7.99% due 03/05/04 to 01/30/09 with an aggregate market value at 02/29/04 of $153,002,843.
(i) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $240,656,000 U.S. Government obligations, 0% to 6.88% due 04/15/04 to 11/15/11 with an aggregate market value at 02/29/04 of $255,000,819.
(j) Joint repurchase agreement entered into 02/27/04 with a maturing value of $622,935,331. Collateralized by $606,637,000 U.S. Government obligations, 0% to 6.90% due 03/15/04 to 11/15/30 with an aggregate market value at 02/29/04 of $635,338,671.
(k) Open joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $256,546,000 U.S. Government obligations, 0% to 7.00% due 05/15/04 to 05/15/29 with an aggregate market value at 02/29/04 of $257,241,055.
(l) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $248,222,000 U.S. Government obligations, 0% to 5.25% due 03/10/04 to 03/22/07 with an aggregate market value at 02/29/04 of $255,000,595.
(m) Joint repurchase agreement entered into 02/27/04 with a maturing value of $200,017,500. Collateralized by $197,581,000 U.S. Government obligations, 1.63% to 6.63% due 01/31/05 to 11/15/30 with an aggregate market value at 02/29/04 of $204,000,749.
(n) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $232,161,000 U.S. Government obligations, 5.00% to 6.25% due 03/15/11 to 01/30/14 with an aggregate market value at 02/29/04 of $255,001,035.
(o) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $358,537,000 U.S. Government obligations, 0% to 9.38% due 01/15/06 to 04/15/30 with an aggregate market value at 02/29/04 of $255,001,416.
(p) Joint repurchase agreement entered into 02/27/04 with a maturing value of $750,065,625. Collateralized by $768,989,000 U.S. Government obligations, 0% due 04/16/04 to 03/10/06 with an aggregate market value at 02/29/04 of $765,004,871.
(q) Joint repurchase agreement entered into 02/27/04 with a maturing value of $300,026,500. Collateralized by $288,919,000 U.S. Government obligations, 4.80% to 6.50% due 05/14/04 to 09/02/10 with an aggregate market value at 02/29/04 of $306,000,280.
(r) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004
(Unaudited)

ASSETS:

Investments, excluding
  repurchase agreements, at
  value (amortized cost)       $1,020,261,668
---------------------------------------------
Repurchase agreements
  (amortized cost)              2,130,571,763
=============================================
    Total investments
      (amortized cost)          3,150,833,431
_____________________________________________
=============================================
Receivables for:
  Interest                          3,481,691
---------------------------------------------
  Amount due from advisor              28,386
---------------------------------------------
Investment for deferred
  compensation and retirement
  plans                               100,165
---------------------------------------------
Other assets                           44,720
=============================================
    Total assets                3,154,488,393
_____________________________________________
=============================================
LIABILITIES:

Payables for:
  Dividends                         2,230,191
---------------------------------------------
  Deferred compensation and
    retirement plans                  155,148
---------------------------------------------
Accrued distribution fees             282,899
---------------------------------------------
Accrued trustees' fees                  6,235
---------------------------------------------
Accrued transfer agent fees           163,982
---------------------------------------------
Accrued operating expenses             60,664
=============================================
    Total liabilities               2,899,119
=============================================
Net assets applicable to
  shares outstanding           $3,151,589,274
_____________________________________________
=============================================
NET ASSETS CONSIST OF:

  Shares of beneficial
    interest                   $3,151,413,156
---------------------------------------------
  Undistributed net
    investment income                  35,232
---------------------------------------------
  Undistributed net realized
    gain from investment
    securities                        140,886
=============================================
                               $3,151,589,274
_____________________________________________
=============================================

NET ASSETS:

Institutional Class            $1,249,781,411
_____________________________________________
=============================================
Private Investment Class       $  597,266,210
_____________________________________________
=============================================
Personal Investment Class      $   37,107,533
_____________________________________________
=============================================
Cash Management Class          $  827,239,102
_____________________________________________
=============================================
Reserve Class                  $    4,875,314
_____________________________________________
=============================================
Resource Class                 $  435,319,704
_____________________________________________
=============================================
SHARES OUTSTANDING, $0.01 PAR
  VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES
  AUTHORIZED:

Institutional Class             1,249,708,774
_____________________________________________
=============================================
Private Investment Class          597,249,292
_____________________________________________
=============================================
Personal Investment Class          37,105,870
_____________________________________________
=============================================
Cash Management Class             827,208,696
_____________________________________________
=============================================
Reserve Class                       4,874,764
_____________________________________________
=============================================
Resource Class                    435,300,992
_____________________________________________
=============================================
Net asset value, offering and
  redemption price per share
  for each class               $         1.00
_____________________________________________
=============================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 29, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $17,480,393
=========================================================================

EXPENSES:

Advisory fees                                                   1,597,716
-------------------------------------------------------------------------
Administrative services fees                                      296,565
-------------------------------------------------------------------------
Custodian fees                                                    100,725
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,352,455
-------------------------------------------------------------------------
  Personal Investment Class                                       103,241
-------------------------------------------------------------------------
  Cash Management Class                                           456,806
-------------------------------------------------------------------------
  Reserve Class                                                    24,060
-------------------------------------------------------------------------
  Resource Class                                                  385,210
-------------------------------------------------------------------------
Transfer agent fees                                               277,463
-------------------------------------------------------------------------
Trustees' fees                                                     31,715
-------------------------------------------------------------------------
Other                                                             184,271
=========================================================================
    Total expenses                                              4,810,227
=========================================================================
Less: Fees waived                                              (1,311,059)
=========================================================================
    Net expenses                                                3,499,168
=========================================================================
Net investment income                                          13,981,225
=========================================================================
Net realized gain from investment securities                        6,487
=========================================================================
Net increase in net assets resulting from operations          $13,987,712
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2004 and the year ended August 31, 2003 (Unaudited)

                                                               FEBRUARY 29,        AUGUST 31,
                                                                   2004               2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   13,981,225     $   40,002,788
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         6,487             12,329
===============================================================================================
    Net increase in net assets resulting from operations          13,987,712         40,015,117
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (6,444,486)       (24,118,552)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (1,822,843)        (3,307,022)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (58,443)          (144,023)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (4,084,757)        (8,949,581)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (2,481)           (24,422)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (1,568,215)        (3,459,188)
===============================================================================================
    Decrease in net assets resulting from distributions          (13,981,225)       (40,002,788)
===============================================================================================
Share transactions-net:
  Institutional Class                                           (253,950,174)      (121,014,268)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        93,898,947        221,372,260
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       15,975,612         (2,661,304)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           86,404,760        187,010,362
-----------------------------------------------------------------------------------------------
  Reserve Class                                                      709,771         (3,716,885)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  63,890,994         60,736,321
===============================================================================================
    Net increase in net assets resulting from share
      transactions                                                 6,929,910        341,726,486
===============================================================================================
    Net increase in net assets                                     6,936,397        341,738,815
===============================================================================================

NET ASSETS:

  Beginning of period                                          3,144,652,877      2,802,914,062
===============================================================================================
  End of period (including undistributed net investment
    income of $35,232 and $35,232 for 2004 and 2003,
    respectively)                                             $3,151,589,274     $3,144,652,877
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 29, 2004
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such expense limitations prior to the end of each fiscal year. For the six months ended February 29, 2004, AIM waived fees of $571,015.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2004, AIM was paid $296,565 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 29, 2004, AISI retained $241,618 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the

Plan, for the six months ended February 29, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $811,473, $75,710, $365,445, $20,932 and $308,168, respectively, after FMC waived plan fees of $540,982, $27,531, $91,361, $3,128 and $77,042, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended February 29, 2004, the Fund paid legal fees of $7,373 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 29, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points..


NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                      CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                          YEAR ENDED
                                           FEBRUARY 29,                            AUGUST 31,
                                               2004                                   2003
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            13,636,964,116    $ 13,636,964,116     14,972,106,726    $ 14,972,106,726
----------------------------------------------------------------------------------------------------------
  Private Investment Class        1,115,994,895       1,115,994,895      1,587,921,767       1,587,921,767
----------------------------------------------------------------------------------------------------------
  Personal Investment Class         206,035,708         206,035,708        214,329,634         214,329,634
----------------------------------------------------------------------------------------------------------
  Cash Management Class           4,100,597,033       4,100,597,033      6,305,834,137       6,305,834,137
----------------------------------------------------------------------------------------------------------
  Reserve Class                      46,246,727          46,246,727         75,893,471          75,893,471
----------------------------------------------------------------------------------------------------------
  Resource Class                  1,221,072,756       1,221,072,756      2,401,082,565       2,401,082,565
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 2,064,073           2,064,073          7,283,525           7,283,525
----------------------------------------------------------------------------------------------------------
  Private Investment Class              730,919             730,919          2,063,336           2,063,336
----------------------------------------------------------------------------------------------------------
  Personal Investment Class               1,012               1,012             13,536              13,536
----------------------------------------------------------------------------------------------------------
  Cash Management Class               3,084,289           3,084,289          6,721,338           6,721,338
----------------------------------------------------------------------------------------------------------
  Reserve Class                           1,573               1,573             16,248              16,248
----------------------------------------------------------------------------------------------------------
  Resource Class                      1,063,714           1,063,714          2,326,289           2,326,289
==========================================================================================================
Reacquired:
  Institutional Class           (13,892,978,363)    (13,892,978,363)   (15,100,404,519)    (15,100,404,519)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (1,022,826,867)     (1,022,826,867)    (1,368,612,843)     (1,368,612,843)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class        (190,061,108)       (190,061,108)      (217,004,474)       (217,004,474)
----------------------------------------------------------------------------------------------------------
  Cash Management Class          (4,017,276,562)     (4,017,276,562)    (6,125,545,113)     (6,125,545,113)
----------------------------------------------------------------------------------------------------------
  Reserve Class                     (45,538,529)        (45,538,529)       (79,626,604)        (79,626,604)
----------------------------------------------------------------------------------------------------------
  Resource Class                 (1,158,245,476)     (1,158,245,476)    (2,342,672,533)     (2,342,672,533)
==========================================================================================================
                                      6,929,910    $      6,929,910        341,726,486    $    341,726,486
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 7-- FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                        PERSONAL INVESTMENT CLASS
                                      -------------------------------------------------------------
                                                                                      JANUARY 31,
                                                                                         2000
                                      SIX MONTHS                                      (DATE SALES
                                        ENDED              YEAR ENDED AUGUST 31,      COMMENCED) TO
                                      FEBRUARY 29,      ---------------------------   AUGUST 31,
                                        2004             2003      2002      2001        2000
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $  1.00         $  1.00   $  1.00   $  1.00      $  1.00
---------------------------------------------------------------------------------------------------
Net investment income                     0.002            0.01      0.02(a)    0.05        0.03
---------------------------------------------------------------------------------------------------
Less dividends from net investment
  income                                 (0.002)          (0.01)    (0.02)    (0.05)       (0.03)
===================================================================================================
Net asset value, end of period          $  1.00         $  1.00   $  1.00   $  1.00      $  1.00
___________________________________________________________________________________________________
===================================================================================================
Total return(b)                            0.21%           0.74%     1.58%     4.94%        3.38%
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $37,108         $21,132   $23,793   $24,985      $14,426
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                         0.67%(c)        0.67%     0.62%     0.59%        0.57%(d)
---------------------------------------------------------------------------------------------------
  Without fee waivers                      0.91%(c)        0.90%     0.90%     0.90%        0.92%(d)
___________________________________________________________________________________________________
===================================================================================================
Ratio of net investment income to
  average net assets                       0.42%(c)        0.73%     1.51%     4.64%        5.52%(d)
___________________________________________________________________________________________________
===================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $27,682,301.
(d)  Annualized.

NOTE 8--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG currently serves as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF. On April 30, 2004, AIM will succeed IFG as the investment advisor to IVIF.

The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A. Regulatory Inquiries and Actions
  --------------------------------

  1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B. Private Actions
  ---------------

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG have already been transferred to the District of Maryland in accordance with the Panel's directive. IFG anticipates that in time most or all of the actions pending against it will be transferred to the multidistrict litigation.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Government & Agency Portfolio, an investment portfolio of Short-Term Investments Trust, a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

The results of the voting on the above matter were as follows:

                                                                        WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR         AUTHORITY
-----------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  3,808,521,977      501,017,273
      Frank S. Bayley..............................  3,808,203,750      501,335,500
      James T. Bunch...............................  3,808,053,727      501,485,523
      Bruce L. Crockett............................  3,808,672,000      500,867,250
      Albert R. Dowden.............................  3,807,813,445      501,725,805
      Edward K. Dunn, Jr...........................  3,808,662,331      500,876,919
      Jack M. Fields...............................  3,808,672,000      500,867,250
      Carl Frischling..............................  3,808,203,750      501,335,500
      Robert H. Graham.............................  3,808,672,000      500,867,250
      Gerald J. Lewis..............................  3,807,185,503      502,353,747
      Prema Mathai-Davis...........................  3,808,163,716      501,375,534
      Lewis F. Pennock.............................  3,808,186,102      501,353,148
      Ruth H. Quigley..............................  3,808,662,331      500,876,919
      Louis S. Sklar...............................  3,808,672,000      500,867,250
      Larry Soll, Ph.D.............................  3,808,504,329      501,034,921
      Mark H. Williamson...........................  3,808,672,000      500,867,250

* Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Trust.

                     SEMI-ANNUAL REPORT / FEBRUARY 29, 2004

                      SHORT-TERM INVESTMENTS TRUST (STIT)

                         GOVERNMENT & AGENCY PORTFOLIO

                            PRIVATE INVESTMENT CLASS

                                 (COVER IMAGE)

        (YOUR GOALS. OUR SOLUTIONS.) (AIM INVESTMENTS LOGO APPEARS HERE)

             -- Servicemark --                  -- Servicemark --

                                    TRUSTEES
Bob R. Baker                                                   Robert H. Graham
Frank S. Bayley                                                 Gerald J. Lewis
James T. Bunch                                               Prema Mathai-Davis
Bruce L. Crockett                                              Lewis F. Pennock
Albert R. Dowden                                                Ruth H. Quigley
Edward K. Dunn, Jr.                                              Louis S. Sklar
Jack M. Fields                                                Larry Soll, Ph.D.
Carl Frischling                                              Mark H. Williamson


                                    OFFICERS
Robert H. Graham                                           Chairman & President
Mark H. Williamson                                     Executive Vice President
Kevin M. Carome          Senior Vice President, Secretary & Chief Legal Officer
Sidney M. Dilgren                                    Vice President & Treasurer
Stuart W. Coco                                                   Vice President
Melville B. Cox                                                  Vice President
Karen Dunn Kelley                                                Vice President
Edgar M. Larsen                                                  Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                  DISTRIBUTOR
                            Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   CUSTODIAN
                              The Bank of New York
                               100 Church Street
                            New York, NY 10286-0001

                              COUNSEL TO THE FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                          Philadelphia, PA 19103-7599

                            COUNSEL TO THE TRUSTEES
                     Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                            New York, NY 10022-3852

                                 TRANSFER AGENT
                         AIM Investment Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

   This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.

GAP-SAR-2

(AIM INVESTMENTS LOGO APPEARS HERE)
          --Servicemark--

                           LETTER TO OUR SHAREHOLDERS


                    DEAR SHAREHOLDER:

(PHOTO OF           The economy and the stock market were healthy for most of
ROBERT H.           the reporting period. The nation's gross domestic product,
GRAHAM)             generally considered the broadest measure of economic
                    activity, expanded at an annualized rate of 4.1% in the fourth quarter of 2003, and the S&P 500--Registered
                    Trademark-- Index returned 14.59% for the reporting period.

                       Throughout the reporting period, the federal funds target
                    rate stood at 1.00%, its lowest level since 1958. The U.S. Federal Reserve (the Fed) said in June 2003 that it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. By October, the Fed reported that economic expansion had increased and consumer spending was generally stronger, although the job market remained weak. The Fed's November Beige Book report cited "reasonably broad based" economic expansion in October and early November and noted that in most Federal Reserve districts:

   o wages and the prices of finished goods and services remained fairly stable;

   o  retail spending increased on a year-over-year basis;

   o  manufacturing activity picked up; and

   o residential real estate activity remained strong while commercial real estate activity remained weak.

   In a widely reported speech in early January 2004, Federal Open Market Committee member Ben Bernanke said that while "downside risks to the economy remain ... the incoming data have continued for the most part to surprise on the upside." In late January, the Fed left short-term rates unchanged and said that economic reports suggested that the economy was "expanding briskly." The Fed dropped its long-standing promise to hold interest rates steady for a "considerable period," replacing it instead with a pledge to be "patient" before raising rates.

YOUR INVESTMENT PORTFOLIO

As of February 29, 2004, the Short-Term Investments Trust Government & Agency Portfolio's Private Investment Class outperformed its indexes, as shown in the table. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 36- to 52-day range; at the close of the reporting period, the WAM stood at 43 days. The portfolio continues to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Private Investment Class stood at $597.3 million.

================================================================================

YIELDS AS OF 2/29/04

                                                MONTHLY    SEVEN-DAY
                                                 YIELD     SEC YIELD

Government & Agency Portfolio                    0.67%       0.68%
Private Investment Class

iMoneyNet Money Fund Averages--Trademark--       0.30%       0.31%
U.S. Treasury/Repurchases

iMoneyNet Money Fund Averages--Trademark--       0.62%       0.63%
Government Only/Institutions Only

The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet U.S. Treasury/Repurchase Agreements category consists of funds that invest only in T-Bills or repurchase agreements backed by T-Bills. The iMoneyNet Government Only/Institutions Only category consists of funds that invest only in U.S. T-Bills, repurchase agreements or government agency securities.

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.

================================================================================

                                                                     (continued)

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm-G from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

   The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity.

IN CONCLUSION

Economic activity continued to expand in January and February, according to information provided by Federal Reserve District Banks, with growth described as "moderate" to "showing signs of acceleration," according to the Federal Reserve's Beige Book. Employment has been growing slowly in most Federal Reserve Districts. Wages and salaries have increased slightly, but employers report substantial increases for employee health-care costs.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman


The fund is not managed to track the performance of any particular index, including the indexes defined in this report, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SCHEDULE OF INVESTMENTS

February 29, 2004
(Unaudited)


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-32.37%

FEDERAL HOME LOAN BANK-10.33%

Unsec. Bonds,
  3.38%                                        05/14/04   $ 41,805   $   41,974,904
-----------------------------------------------------------------------------------
  1.25%                                        07/02/04     24,000       24,000,000
-----------------------------------------------------------------------------------
  1.35%                                        11/09/04     20,000       20,000,000
-----------------------------------------------------------------------------------
  1.38%                                        11/16/04     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.46%                                        11/17/04     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.47%                                        02/28/05     16,000       16,000,000
-----------------------------------------------------------------------------------
  1.50%                                        03/01/05     20,000       20,000,000
-----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.04%                                        06/11/04     18,821       18,765,274
-----------------------------------------------------------------------------------
  1.08%                                        07/16/04     20,611       20,526,289
-----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,
  1.08%(b)                                     01/05/05     25,000       24,998,935
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  1.09%(b)                                     03/15/05     28,000       27,995,615
-----------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.75%                                        04/15/04     34,295       34,403,777
-----------------------------------------------------------------------------------
  3.38%                                        06/15/04     10,000       10,062,404
-----------------------------------------------------------------------------------
  4.75%                                        06/28/04      6,875        6,951,206
-----------------------------------------------------------------------------------
  2.13%                                        12/15/04     10,000       10,044,187
===================================================================================
                                                                        325,722,591
===================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-3.06%

Unsec. Global Notes,
  6.25%                                        07/15/04     55,400       56,458,340
-----------------------------------------------------------------------------------
Unsec. Medium Term Global Notes,
  3.75%                                        04/15/04     20,000       20,061,143
-----------------------------------------------------------------------------------
Unsec. Medium Term Notes,
  1.20%                                        08/06/04     20,000       20,000,000
===================================================================================
                                                                         96,519,483
===================================================================================


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-17.32%

Unsec. Notes,
  3.63%                                        04/15/04   $ 16,000   $   16,046,286
-----------------------------------------------------------------------------------
  1.35%                                        10/22/04     25,000       25,000,000
-----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.03%                                        05/03/04     18,415       18,381,807
-----------------------------------------------------------------------------------
  1.09%                                        05/26/04     14,119       14,082,236
-----------------------------------------------------------------------------------
  1.15%                                        05/28/04     30,000       29,916,033
-----------------------------------------------------------------------------------
  1.22%                                        06/02/04     25,000       24,921,208
-----------------------------------------------------------------------------------
  1.20%                                        06/18/04     30,000       29,891,000
-----------------------------------------------------------------------------------
  1.18%                                        06/21/04     50,000       49,816,444
-----------------------------------------------------------------------------------
  1.09%                                        06/25/04     20,000       19,929,433
-----------------------------------------------------------------------------------
  1.05%                                        07/07/04     25,000       24,907,111
-----------------------------------------------------------------------------------
  1.18%                                        07/23/04     40,000       39,817,500
-----------------------------------------------------------------------------------
  1.09%                                        08/04/04     50,000       49,764,917
-----------------------------------------------------------------------------------
  1.32%                                        08/20/04     26,640       26,471,720
-----------------------------------------------------------------------------------
  1.35%                                        09/13/04     15,000       14,890,158
-----------------------------------------------------------------------------------
  1.36%                                        09/17/04     25,000       24,811,111
-----------------------------------------------------------------------------------
  1.15%                                        11/22/04     25,000       24,787,569
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes,
  1.01%(c)                                     01/28/05     25,000       24,994,283
-----------------------------------------------------------------------------------
  1.10%(b)                                     03/23/05     25,000       24,994,671
-----------------------------------------------------------------------------------
Unsec. Floating Rate Notes,
  1.11%(d)                                     05/10/05     50,000       50,000,000
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  5.63%                                        05/14/04     12,230       12,340,111
===================================================================================
                                                                        545,763,598
===================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.-0.80%

Gtd. Floating Rate Participation Ctfs.,
  1.07%(e)                                     11/15/13     25,298       25,297,973
===================================================================================

STUDENT LOAN MARKETING ASSOCIATION-0.86%

Global Notes,
  5.00%                                        06/30/04     26,625       26,958,023
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $1,020,261,668)                                           1,020,261,668
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,020,261,668)                               1,020,261,668
===================================================================================


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-67.61%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.05%(f)                                     03/01/04   $ 98,359   $   98,359,070
-----------------------------------------------------------------------------------
Banc of America Securities LLC
  1.05%(h)                                     03/01/04    140,000      140,000,000
-----------------------------------------------------------------------------------
Banc One Capital Markets Group
  1.06%(g)                                     03/01/04    140,000      140,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.06%(i)                                     03/01/04    143,111      143,111,003
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.05%(j)                                     03/01/04    402,411      402,410,580
-----------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
  1.06%(k)                                          --     150,000      150,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.06%(l)                                     03/01/04    140,000      140,000,000
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  1.05%(m)                                     03/01/04    116,000      116,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.06%(n)                                     03/01/04    143,000      143,000,000
-----------------------------------------------------------------------------------
JP Morgan Securities Inc.
  1.06%(o)                                     03/01/04    140,000      140,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.05%(p)                                     03/01/04    377,691      377,691,110
-----------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.06%(q)                                     03/01/04    140,000      140,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $2,130,571,763)                                                 2,130,571,763
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-99.98% (Cost
  $3,150,833,431)(r)                                                  3,150,833,431
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.02%                                         755,843
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $3,151,589,274
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Gtd.    - Guaranteed
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined quarterly. Rate shown is rate in effect on 02/29/04.
(c) Interest rate is redetermined monthly. Rate shown is rate in effect on 02/29/04.
(d) Interest rate is redetermined daily. Rate shown is rate in effect on 02/29/04.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined weekly. Rates shown are rates in effect on 02/29/04.
(f) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $253,051,000 U.S. Government obligations, 0% to 5.25% due 03/24/04 to 11/05/12 with an aggregate market value at 02/29/04 of $255,000,425.
(g) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $256,178,000 U.S. Government obligations, 0% due 05/25/04 to 08/25/04 with an aggregate market value at 02/29/04 of $255,000,086.
(h) Joint repurchase agreement entered into 02/27/04 with a maturing value of $150,013,250. Collateralized by $147,930,000 U.S. Government obligations, 0% to 7.99% due 03/05/04 to 01/30/09 with an aggregate market value at 02/29/04 of $153,002,843.
(i) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $240,656,000 U.S. Government obligations, 0% to 6.88% due 04/15/04 to 11/15/11 with an aggregate market value at 02/29/04 of $255,000,819.
(j) Joint repurchase agreement entered into 02/27/04 with a maturing value of $622,935,331. Collateralized by $606,637,000 U.S. Government obligations, 0% to 6.90% due 03/15/04 to 11/15/30 with an aggregate market value at 02/29/04 of $635,338,671.
(k) Open joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $256,546,000 U.S. Government obligations, 0% to 7.00% due 05/15/04 to 05/15/29 with an aggregate market value at 02/29/04 of $257,241,055.
(l) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $248,222,000 U.S. Government obligations, 0% to 5.25% due 03/10/04 to 03/22/07 with an aggregate market value at 02/29/04 of $255,000,595.
(m) Joint repurchase agreement entered into 02/27/04 with a maturing value of $200,017,500. Collateralized by $197,581,000 U.S. Government obligations, 1.63% to 6.63% due 01/31/05 to 11/15/30 with an aggregate market value at 02/29/04 of $204,000,749.
(n) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $232,161,000 U.S. Government obligations, 5.00% to 6.25% due 03/15/11 to 01/30/14 with an aggregate market value at 02/29/04 of $255,001,035.
(o) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $358,537,000 U.S. Government obligations, 0% to 9.38% due 01/15/06 to 04/15/30 with an aggregate market value at 02/29/04 of $255,001,416.
(p) Joint repurchase agreement entered into 02/27/04 with a maturing value of $750,065,625. Collateralized by $768,989,000 U.S. Government obligations, 0% due 04/16/04 to 03/10/06 with an aggregate market value at 02/29/04 of $765,004,871.
(q) Joint repurchase agreement entered into 02/27/04 with a maturing value of $300,026,500. Collateralized by $288,919,000 U.S. Government obligations, 4.80% to 6.50% due 05/14/04 to 09/02/10 with an aggregate market value at 02/29/04 of $306,000,280.
(r) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004
(Unaudited)

ASSETS:

Investments, excluding
  repurchase agreements, at
  value (amortized cost)       $1,020,261,668
---------------------------------------------
Repurchase agreements
  (amortized cost)              2,130,571,763
=============================================
    Total investments
      (amortized cost)          3,150,833,431
_____________________________________________
=============================================
Receivables for:
  Interest                          3,481,691
---------------------------------------------
  Amount due from advisor              28,386
---------------------------------------------
Investment for deferred
  compensation and retirement
  plans                               100,165
---------------------------------------------
Other assets                           44,720
=============================================
    Total assets                3,154,488,393
_____________________________________________
=============================================
LIABILITIES:

Payables for:
  Dividends                         2,230,191
---------------------------------------------
  Deferred compensation and
    retirement plans                  155,148
---------------------------------------------
Accrued distribution fees             282,899
---------------------------------------------
Accrued trustees' fees                  6,235
---------------------------------------------
Accrued transfer agent fees           163,982
---------------------------------------------
Accrued operating expenses             60,664
=============================================
    Total liabilities               2,899,119
=============================================
Net assets applicable to
  shares outstanding           $3,151,589,274
_____________________________________________
=============================================
NET ASSETS CONSIST OF:

  Shares of beneficial
    interest                   $3,151,413,156
---------------------------------------------
  Undistributed net
    investment income                  35,232
---------------------------------------------
  Undistributed net realized
    gain from investment
    securities                        140,886
=============================================
                               $3,151,589,274
_____________________________________________
=============================================

NET ASSETS:

Institutional Class            $1,249,781,411
_____________________________________________
=============================================
Private Investment Class       $  597,266,210
_____________________________________________
=============================================
Personal Investment Class      $   37,107,533
_____________________________________________
=============================================
Cash Management Class          $  827,239,102
_____________________________________________
=============================================
Reserve Class                  $    4,875,314
_____________________________________________
=============================================
Resource Class                 $  435,319,704
_____________________________________________
=============================================
SHARES OUTSTANDING, $0.01 PAR
  VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES
  AUTHORIZED:

Institutional Class             1,249,708,774
_____________________________________________
=============================================
Private Investment Class          597,249,292
_____________________________________________
=============================================
Personal Investment Class          37,105,870
_____________________________________________
=============================================
Cash Management Class             827,208,696
_____________________________________________
=============================================
Reserve Class                       4,874,764
_____________________________________________
=============================================
Resource Class                    435,300,992
_____________________________________________
=============================================
Net asset value, offering and
  redemption price per share
  for each class               $         1.00
_____________________________________________
=============================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 29, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $17,480,393
=========================================================================

EXPENSES:

Advisory fees                                                   1,597,716
-------------------------------------------------------------------------
Administrative services fees                                      296,565
-------------------------------------------------------------------------
Custodian fees                                                    100,725
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,352,455
-------------------------------------------------------------------------
  Personal Investment Class                                       103,241
-------------------------------------------------------------------------
  Cash Management Class                                           456,806
-------------------------------------------------------------------------
  Reserve Class                                                    24,060
-------------------------------------------------------------------------
  Resource Class                                                  385,210
-------------------------------------------------------------------------
Transfer agent fees                                               277,463
-------------------------------------------------------------------------
Trustees' fees                                                     31,715
-------------------------------------------------------------------------
Other                                                             184,271
=========================================================================
    Total expenses                                              4,810,227
=========================================================================
Less: Fees waived                                              (1,311,059)
=========================================================================
    Net expenses                                                3,499,168
=========================================================================
Net investment income                                          13,981,225
=========================================================================
Net realized gain from investment securities                        6,487
=========================================================================
Net increase in net assets resulting from operations          $13,987,712
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2004 and the year ended August 31, 2003 (Unaudited)

                                                               FEBRUARY 29,        AUGUST 31,
                                                                   2004               2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   13,981,225     $   40,002,788
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         6,487             12,329
===============================================================================================
    Net increase in net assets resulting from operations          13,987,712         40,015,117
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (6,444,486)       (24,118,552)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (1,822,843)        (3,307,022)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (58,443)          (144,023)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (4,084,757)        (8,949,581)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (2,481)           (24,422)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (1,568,215)        (3,459,188)
===============================================================================================
    Decrease in net assets resulting from distributions          (13,981,225)       (40,002,788)
===============================================================================================
Share transactions-net:
  Institutional Class                                           (253,950,174)      (121,014,268)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        93,898,947        221,372,260
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       15,975,612         (2,661,304)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           86,404,760        187,010,362
-----------------------------------------------------------------------------------------------
  Reserve Class                                                      709,771         (3,716,885)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  63,890,994         60,736,321
===============================================================================================
    Net increase in net assets resulting from share
      transactions                                                 6,929,910        341,726,486
===============================================================================================
    Net increase in net assets                                     6,936,397        341,738,815
===============================================================================================

NET ASSETS:

  Beginning of period                                          3,144,652,877      2,802,914,062
===============================================================================================
  End of period (including undistributed net investment
    income of $35,232 and $35,232 for 2004 and 2003,
    respectively)                                             $3,151,589,274     $3,144,652,877
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 29, 2004
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such expense limitations prior to the end of each fiscal year. For the six months ended February 29, 2004, AIM waived fees of $571,015.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2004, AIM was paid $296,565 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 29, 2004, AISI retained $241,618 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the

Plan, for the six months ended February 29, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $811,473, $75,710, $365,445, $20,932 and $308,168, respectively, after FMC waived plan fees of $540,982, $27,531, $91,361, $3,128 and $77,042, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended February 29, 2004, the Fund paid legal fees of $7,373 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 29, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points..


NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                      CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                          YEAR ENDED
                                           FEBRUARY 29,                            AUGUST 31,
                                               2004                                   2003
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            13,636,964,116    $ 13,636,964,116     14,972,106,726    $ 14,972,106,726
----------------------------------------------------------------------------------------------------------
  Private Investment Class        1,115,994,895       1,115,994,895      1,587,921,767       1,587,921,767
----------------------------------------------------------------------------------------------------------
  Personal Investment Class         206,035,708         206,035,708        214,329,634         214,329,634
----------------------------------------------------------------------------------------------------------
  Cash Management Class           4,100,597,033       4,100,597,033      6,305,834,137       6,305,834,137
----------------------------------------------------------------------------------------------------------
  Reserve Class                      46,246,727          46,246,727         75,893,471          75,893,471
----------------------------------------------------------------------------------------------------------
  Resource Class                  1,221,072,756       1,221,072,756      2,401,082,565       2,401,082,565
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 2,064,073           2,064,073          7,283,525           7,283,525
----------------------------------------------------------------------------------------------------------
  Private Investment Class              730,919             730,919          2,063,336           2,063,336
----------------------------------------------------------------------------------------------------------
  Personal Investment Class               1,012               1,012             13,536              13,536
----------------------------------------------------------------------------------------------------------
  Cash Management Class               3,084,289           3,084,289          6,721,338           6,721,338
----------------------------------------------------------------------------------------------------------
  Reserve Class                           1,573               1,573             16,248              16,248
----------------------------------------------------------------------------------------------------------
  Resource Class                      1,063,714           1,063,714          2,326,289           2,326,289
==========================================================================================================
Reacquired:
  Institutional Class           (13,892,978,363)    (13,892,978,363)   (15,100,404,519)    (15,100,404,519)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (1,022,826,867)     (1,022,826,867)    (1,368,612,843)     (1,368,612,843)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class        (190,061,108)       (190,061,108)      (217,004,474)       (217,004,474)
----------------------------------------------------------------------------------------------------------
  Cash Management Class          (4,017,276,562)     (4,017,276,562)    (6,125,545,113)     (6,125,545,113)
----------------------------------------------------------------------------------------------------------
  Reserve Class                     (45,538,529)        (45,538,529)       (79,626,604)        (79,626,604)
----------------------------------------------------------------------------------------------------------
  Resource Class                 (1,158,245,476)     (1,158,245,476)    (2,342,672,533)     (2,342,672,533)
==========================================================================================================
                                      6,929,910    $      6,929,910        341,726,486    $    341,726,486
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 7-- FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                         PRIVATE INVESTMENT CLASS
                                   ---------------------------------------------------------------------
                                   SIX MONTHS
                                     ENDED                          YEAR ENDED AUGUST 31,
                                   FEBRUARY 29,      ---------------------------------------------------
                                      2004             2003       2002       2001       2000      1999
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $   1.00        $   1.00   $   1.00   $   1.00   $   1.00   $  1.00
--------------------------------------------------------------------------------------------------------
Net investment income                   0.003            0.01       0.02       0.05       0.06      0.05
--------------------------------------------------------------------------------------------------------
Less dividends from net
  investment income                    (0.003)          (0.01)     (0.02)     (0.05)     (0.06)    (0.05)
========================================================================================================
Net asset value, end of period       $   1.00        $   1.00   $   1.00   $   1.00   $   1.00   $  1.00
________________________________________________________________________________________________________
========================================================================================================
Total return(a)                          0.34%           0.99%      1.78%      5.15%      5.71%     4.75%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $597,266        $503,365   $281,993   $254,318   $109,496   $45,528
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                       0.42%(b)        0.42%      0.42%      0.39%      0.37%     0.36%
--------------------------------------------------------------------------------------------------------
  Without fee waivers                    0.66%(b)        0.65%      0.65%      0.65%      0.67%     0.70%
________________________________________________________________________________________________________
========================================================================================================
Ratio of net investment income to
  average net assets                     0.67%(b)        0.98%      1.71%      4.84%      5.72%     4.62%
________________________________________________________________________________________________________
========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $543,954,299.

NOTE 8--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG currently serves as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF. On April 30, 2004, AIM will succeed IFG as the investment advisor to IVIF.

The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A. Regulatory Inquiries and Actions
  --------------------------------

  1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B. Private Actions
  ---------------

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG have already been transferred to the District of Maryland in accordance with the Panel's directive. IFG anticipates that in time most or all of the actions pending against it will be transferred to the multidistrict litigation.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Government & Agency Portfolio, an investment portfolio of Short-Term Investments Trust, a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

The results of the voting on the above matter were as follows:

                                                                        WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR         AUTHORITY
-----------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  3,808,521,977      501,017,273
      Frank S. Bayley..............................  3,808,203,750      501,335,500
      James T. Bunch...............................  3,808,053,727      501,485,523
      Bruce L. Crockett............................  3,808,672,000      500,867,250
      Albert R. Dowden.............................  3,807,813,445      501,725,805
      Edward K. Dunn, Jr...........................  3,808,662,331      500,876,919
      Jack M. Fields...............................  3,808,672,000      500,867,250
      Carl Frischling..............................  3,808,203,750      501,335,500
      Robert H. Graham.............................  3,808,672,000      500,867,250
      Gerald J. Lewis..............................  3,807,185,503      502,353,747
      Prema Mathai-Davis...........................  3,808,163,716      501,375,534
      Lewis F. Pennock.............................  3,808,186,102      501,353,148
      Ruth H. Quigley..............................  3,808,662,331      500,876,919
      Louis S. Sklar...............................  3,808,672,000      500,867,250
      Larry Soll, Ph.D.............................  3,808,504,329      501,034,921
      Mark H. Williamson...........................  3,808,672,000      500,867,250

* Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Trust.

                     SEMI-ANNUAL REPORT / FEBRUARY 29, 2004

                      SHORT-TERM INVESTMENTS TRUST (STIT)

                          GOVERNMENT & AGENCY PORTFOLIO

                                 RESERVE CLASS

                                 (COVER IMAGE)

        (YOUR GOALS. OUR SOLUTIONS.) (AIM INVESTMENTS LOGO APPEARS HERE)

             -- Servicemark --                  -- Servicemark --

                                    TRUSTEES
Bob R. Baker                                                   Robert H. Graham
Frank S. Bayley                                                 Gerald J. Lewis
James T. Bunch                                               Prema Mathai-Davis
Bruce L. Crockett                                              Lewis F. Pennock
Albert R. Dowden                                                Ruth H. Quigley
Edward K. Dunn, Jr.                                              Louis S. Sklar
Jack M. Fields                                                Larry Soll, Ph.D.
Carl Frischling                                              Mark H. Williamson

                                    OFFICERS
Robert H. Graham                                           Chairman & President
Mark H. Williamson                                     Executive Vice President
Kevin M. Carome          Senior Vice President, Secretary & Chief Legal Officer
Sidney M. Dilgren                                    Vice President & Treasurer
Stuart W. Coco                                                   Vice President
Melville B. Cox                                                  Vice President
Karen Dunn Kelley                                                Vice President
Edgar M. Larsen                                                  Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                  DISTRIBUTOR
                            Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   CUSTODIAN
                              The Bank of New York
                               100 Church Street
                            New York, NY 10286-0001

                               COUNSEL TO THE FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                          Philadelphia, PA 19103-7599

                            COUNSEL TO THE TRUSTEES
                     Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                            New York, NY 10022-3852

                                 TRANSFER AGENT
                          AIM Investment Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173



   This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.


GAP-SAR-6

(AIM INVESTMENTS LOGO APPEARS HERE)
          --Servicemark--

                           LETTER TO OUR SHAREHOLDERS


                    DEAR SHAREHOLDER:

(PHOTO OF           The economy and the stock market were healthy for most of
ROBERT H.           the reporting period. The nation's gross domestic product,
GRAHAM)             generally considered the broadest measure of economic
                    activity, expanded at an annualized rate of 4.1% in the fourth quarter of 2003, and the S&P 500--Registered
                    Trademark-- Index returned 14.59% for the reporting period.

                       Throughout the reporting period, the federal funds target
                    rate stood at 1.00%, its lowest level since 1958. The U.S. Federal Reserve (the Fed) said in June 2003 that it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. By October, the Fed reported that economic expansion had increased and consumer spending was generally stronger, although the job market remained weak. The Fed's November Beige Book report cited "reasonably broad based" economic expansion in October and early November and noted that in most Federal Reserve districts:

   o wages and the prices of finished goods and services remained fairly stable;

   o  retail spending increased on a year-over-year basis;

   o  manufacturing activity picked up; and

   o residential real estate activity remained strong while commercial real estate activity remained weak.

   In a widely reported speech in early January 2004, Federal Open Market Committee member Ben Bernanke said that while "downside risks to the economy remain ... the incoming data have continued for the most part to surprise on the upside." In late January, the Fed left short-term rates unchanged and said that economic reports suggested that the economy was "expanding briskly." The Fed dropped its long-standing promise to hold interest rates steady for a "considerable period," replacing it instead with a pledge to be "patient" before raising rates.

YOUR INVESTMENT PORTFOLIO

As of February 29, 2004, both the seven-day SEC and the monthly yield of the Short-Term Investments Trust Government & Agency Portfolio's Reserve Class was 0.11%. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 36- to 52-day range; at the close of the reporting period, the WAM stood at 43 days. The portfolio continues to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Reserve Class stood at $4.9 million. Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.


                                                                     (continued)

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm-G from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

   The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity.

IN CONCLUSION

Economic activity continued to expand in January and February, according to information provided by Federal Reserve District Banks, with growth described as "moderate" to "showing signs of acceleration," according to the Federal Reserve's Beige Book. Employment has been growing slowly in most Federal Reserve Districts. Wages and salaries have increased slightly, but employers report substantial increases for employee health-care costs.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SCHEDULE OF INVESTMENTS

February 29, 2004
(Unaudited)


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-32.37%

FEDERAL HOME LOAN BANK-10.33%

Unsec. Bonds,
  3.38%                                        05/14/04   $ 41,805   $   41,974,904
-----------------------------------------------------------------------------------
  1.25%                                        07/02/04     24,000       24,000,000
-----------------------------------------------------------------------------------
  1.35%                                        11/09/04     20,000       20,000,000
-----------------------------------------------------------------------------------
  1.38%                                        11/16/04     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.46%                                        11/17/04     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.47%                                        02/28/05     16,000       16,000,000
-----------------------------------------------------------------------------------
  1.50%                                        03/01/05     20,000       20,000,000
-----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.04%                                        06/11/04     18,821       18,765,274
-----------------------------------------------------------------------------------
  1.08%                                        07/16/04     20,611       20,526,289
-----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,
  1.08%(b)                                     01/05/05     25,000       24,998,935
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  1.09%(b)                                     03/15/05     28,000       27,995,615
-----------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.75%                                        04/15/04     34,295       34,403,777
-----------------------------------------------------------------------------------
  3.38%                                        06/15/04     10,000       10,062,404
-----------------------------------------------------------------------------------
  4.75%                                        06/28/04      6,875        6,951,206
-----------------------------------------------------------------------------------
  2.13%                                        12/15/04     10,000       10,044,187
===================================================================================
                                                                        325,722,591
===================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-3.06%

Unsec. Global Notes,
  6.25%                                        07/15/04     55,400       56,458,340
-----------------------------------------------------------------------------------
Unsec. Medium Term Global Notes,
  3.75%                                        04/15/04     20,000       20,061,143
-----------------------------------------------------------------------------------
Unsec. Medium Term Notes,
  1.20%                                        08/06/04     20,000       20,000,000
===================================================================================
                                                                         96,519,483
===================================================================================


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-17.32%

Unsec. Notes,
  3.63%                                        04/15/04   $ 16,000   $   16,046,286
-----------------------------------------------------------------------------------
  1.35%                                        10/22/04     25,000       25,000,000
-----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.03%                                        05/03/04     18,415       18,381,807
-----------------------------------------------------------------------------------
  1.09%                                        05/26/04     14,119       14,082,236
-----------------------------------------------------------------------------------
  1.15%                                        05/28/04     30,000       29,916,033
-----------------------------------------------------------------------------------
  1.22%                                        06/02/04     25,000       24,921,208
-----------------------------------------------------------------------------------
  1.20%                                        06/18/04     30,000       29,891,000
-----------------------------------------------------------------------------------
  1.18%                                        06/21/04     50,000       49,816,444
-----------------------------------------------------------------------------------
  1.09%                                        06/25/04     20,000       19,929,433
-----------------------------------------------------------------------------------
  1.05%                                        07/07/04     25,000       24,907,111
-----------------------------------------------------------------------------------
  1.18%                                        07/23/04     40,000       39,817,500
-----------------------------------------------------------------------------------
  1.09%                                        08/04/04     50,000       49,764,917
-----------------------------------------------------------------------------------
  1.32%                                        08/20/04     26,640       26,471,720
-----------------------------------------------------------------------------------
  1.35%                                        09/13/04     15,000       14,890,158
-----------------------------------------------------------------------------------
  1.36%                                        09/17/04     25,000       24,811,111
-----------------------------------------------------------------------------------
  1.15%                                        11/22/04     25,000       24,787,569
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes,
  1.01%(c)                                     01/28/05     25,000       24,994,283
-----------------------------------------------------------------------------------
  1.10%(b)                                     03/23/05     25,000       24,994,671
-----------------------------------------------------------------------------------
Unsec. Floating Rate Notes,
  1.11%(d)                                     05/10/05     50,000       50,000,000
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  5.63%                                        05/14/04     12,230       12,340,111
===================================================================================
                                                                        545,763,598
===================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.-0.80%

Gtd. Floating Rate Participation Ctfs.,
  1.07%(e)                                     11/15/13     25,298       25,297,973
===================================================================================

STUDENT LOAN MARKETING ASSOCIATION-0.86%

Global Notes,
  5.00%                                        06/30/04     26,625       26,958,023
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $1,020,261,668)                                           1,020,261,668
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,020,261,668)                               1,020,261,668
===================================================================================


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-67.61%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.05%(f)                                     03/01/04   $ 98,359   $   98,359,070
-----------------------------------------------------------------------------------
Banc of America Securities LLC
  1.05%(h)                                     03/01/04    140,000      140,000,000
-----------------------------------------------------------------------------------
Banc One Capital Markets Group
  1.06%(g)                                     03/01/04    140,000      140,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.06%(i)                                     03/01/04    143,111      143,111,003
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.05%(j)                                     03/01/04    402,411      402,410,580
-----------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
  1.06%(k)                                          --     150,000      150,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.06%(l)                                     03/01/04    140,000      140,000,000
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  1.05%(m)                                     03/01/04    116,000      116,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.06%(n)                                     03/01/04    143,000      143,000,000
-----------------------------------------------------------------------------------
JP Morgan Securities Inc.
  1.06%(o)                                     03/01/04    140,000      140,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.05%(p)                                     03/01/04    377,691      377,691,110
-----------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.06%(q)                                     03/01/04    140,000      140,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $2,130,571,763)                                                 2,130,571,763
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-99.98% (Cost
  $3,150,833,431)(r)                                                  3,150,833,431
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.02%                                         755,843
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $3,151,589,274
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Gtd.    - Guaranteed
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined quarterly. Rate shown is rate in effect on 02/29/04.
(c) Interest rate is redetermined monthly. Rate shown is rate in effect on 02/29/04.
(d) Interest rate is redetermined daily. Rate shown is rate in effect on 02/29/04.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined weekly. Rates shown are rates in effect on 02/29/04.
(f) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $253,051,000 U.S. Government obligations, 0% to 5.25% due 03/24/04 to 11/05/12 with an aggregate market value at 02/29/04 of $255,000,425.
(g) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $256,178,000 U.S. Government obligations, 0% due 05/25/04 to 08/25/04 with an aggregate market value at 02/29/04 of $255,000,086.
(h) Joint repurchase agreement entered into 02/27/04 with a maturing value of $150,013,250. Collateralized by $147,930,000 U.S. Government obligations, 0% to 7.99% due 03/05/04 to 01/30/09 with an aggregate market value at 02/29/04 of $153,002,843.
(i) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $240,656,000 U.S. Government obligations, 0% to 6.88% due 04/15/04 to 11/15/11 with an aggregate market value at 02/29/04 of $255,000,819.
(j) Joint repurchase agreement entered into 02/27/04 with a maturing value of $622,935,331. Collateralized by $606,637,000 U.S. Government obligations, 0% to 6.90% due 03/15/04 to 11/15/30 with an aggregate market value at 02/29/04 of $635,338,671.
(k) Open joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $256,546,000 U.S. Government obligations, 0% to 7.00% due 05/15/04 to 05/15/29 with an aggregate market value at 02/29/04 of $257,241,055.
(l) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $248,222,000 U.S. Government obligations, 0% to 5.25% due 03/10/04 to 03/22/07 with an aggregate market value at 02/29/04 of $255,000,595.
(m) Joint repurchase agreement entered into 02/27/04 with a maturing value of $200,017,500. Collateralized by $197,581,000 U.S. Government obligations, 1.63% to 6.63% due 01/31/05 to 11/15/30 with an aggregate market value at 02/29/04 of $204,000,749.
(n) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $232,161,000 U.S. Government obligations, 5.00% to 6.25% due 03/15/11 to 01/30/14 with an aggregate market value at 02/29/04 of $255,001,035.
(o) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $358,537,000 U.S. Government obligations, 0% to 9.38% due 01/15/06 to 04/15/30 with an aggregate market value at 02/29/04 of $255,001,416.
(p) Joint repurchase agreement entered into 02/27/04 with a maturing value of $750,065,625. Collateralized by $768,989,000 U.S. Government obligations, 0% due 04/16/04 to 03/10/06 with an aggregate market value at 02/29/04 of $765,004,871.
(q) Joint repurchase agreement entered into 02/27/04 with a maturing value of $300,026,500. Collateralized by $288,919,000 U.S. Government obligations, 4.80% to 6.50% due 05/14/04 to 09/02/10 with an aggregate market value at 02/29/04 of $306,000,280.
(r) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004
(Unaudited)

ASSETS:

Investments, excluding
  repurchase agreements, at
  value (amortized cost)       $1,020,261,668
---------------------------------------------
Repurchase agreements
  (amortized cost)              2,130,571,763
=============================================
    Total investments
      (amortized cost)          3,150,833,431
_____________________________________________
=============================================
Receivables for:
  Interest                          3,481,691
---------------------------------------------
  Amount due from advisor              28,386
---------------------------------------------
Investment for deferred
  compensation and retirement
  plans                               100,165
---------------------------------------------
Other assets                           44,720
=============================================
    Total assets                3,154,488,393
_____________________________________________
=============================================
LIABILITIES:

Payables for:
  Dividends                         2,230,191
---------------------------------------------
  Deferred compensation and
    retirement plans                  155,148
---------------------------------------------
Accrued distribution fees             282,899
---------------------------------------------
Accrued trustees' fees                  6,235
---------------------------------------------
Accrued transfer agent fees           163,982
---------------------------------------------
Accrued operating expenses             60,664
=============================================
    Total liabilities               2,899,119
=============================================
Net assets applicable to
  shares outstanding           $3,151,589,274
_____________________________________________
=============================================
NET ASSETS CONSIST OF:

  Shares of beneficial
    interest                   $3,151,413,156
---------------------------------------------
  Undistributed net
    investment income                  35,232
---------------------------------------------
  Undistributed net realized
    gain from investment
    securities                        140,886
=============================================
                               $3,151,589,274
_____________________________________________
=============================================

NET ASSETS:

Institutional Class            $1,249,781,411
_____________________________________________
=============================================
Private Investment Class       $  597,266,210
_____________________________________________
=============================================
Personal Investment Class      $   37,107,533
_____________________________________________
=============================================
Cash Management Class          $  827,239,102
_____________________________________________
=============================================
Reserve Class                  $    4,875,314
_____________________________________________
=============================================
Resource Class                 $  435,319,704
_____________________________________________
=============================================
SHARES OUTSTANDING, $0.01 PAR
  VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES
  AUTHORIZED:

Institutional Class             1,249,708,774
_____________________________________________
=============================================
Private Investment Class          597,249,292
_____________________________________________
=============================================
Personal Investment Class          37,105,870
_____________________________________________
=============================================
Cash Management Class             827,208,696
_____________________________________________
=============================================
Reserve Class                       4,874,764
_____________________________________________
=============================================
Resource Class                    435,300,992
_____________________________________________
=============================================
Net asset value, offering and
  redemption price per share
  for each class               $         1.00
_____________________________________________
=============================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 29, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $17,480,393
=========================================================================

EXPENSES:

Advisory fees                                                   1,597,716
-------------------------------------------------------------------------
Administrative services fees                                      296,565
-------------------------------------------------------------------------
Custodian fees                                                    100,725
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,352,455
-------------------------------------------------------------------------
  Personal Investment Class                                       103,241
-------------------------------------------------------------------------
  Cash Management Class                                           456,806
-------------------------------------------------------------------------
  Reserve Class                                                    24,060
-------------------------------------------------------------------------
  Resource Class                                                  385,210
-------------------------------------------------------------------------
Transfer agent fees                                               277,463
-------------------------------------------------------------------------
Trustees' fees                                                     31,715
-------------------------------------------------------------------------
Other                                                             184,271
=========================================================================
    Total expenses                                              4,810,227
=========================================================================
Less: Fees waived                                              (1,311,059)
=========================================================================
    Net expenses                                                3,499,168
=========================================================================
Net investment income                                          13,981,225
=========================================================================
Net realized gain from investment securities                        6,487
=========================================================================
Net increase in net assets resulting from operations          $13,987,712
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2004 and the year ended August 31, 2003 (Unaudited)

                                                               FEBRUARY 29,        AUGUST 31,
                                                                   2004               2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   13,981,225     $   40,002,788
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         6,487             12,329
===============================================================================================
    Net increase in net assets resulting from operations          13,987,712         40,015,117
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (6,444,486)       (24,118,552)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (1,822,843)        (3,307,022)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (58,443)          (144,023)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (4,084,757)        (8,949,581)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (2,481)           (24,422)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (1,568,215)        (3,459,188)
===============================================================================================
    Decrease in net assets resulting from distributions          (13,981,225)       (40,002,788)
===============================================================================================
Share transactions-net:
  Institutional Class                                           (253,950,174)      (121,014,268)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        93,898,947        221,372,260
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       15,975,612         (2,661,304)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           86,404,760        187,010,362
-----------------------------------------------------------------------------------------------
  Reserve Class                                                      709,771         (3,716,885)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  63,890,994         60,736,321
===============================================================================================
    Net increase in net assets resulting from share
      transactions                                                 6,929,910        341,726,486
===============================================================================================
    Net increase in net assets                                     6,936,397        341,738,815
===============================================================================================

NET ASSETS:

  Beginning of period                                          3,144,652,877      2,802,914,062
===============================================================================================
  End of period (including undistributed net investment
    income of $35,232 and $35,232 for 2004 and 2003,
    respectively)                                             $3,151,589,274     $3,144,652,877
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 29, 2004
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such expense limitations prior to the end of each fiscal year. For the six months ended February 29, 2004, AIM waived fees of $571,015.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2004, AIM was paid $296,565 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 29, 2004, AISI retained $241,618 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the

Plan, for the six months ended February 29, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $811,473, $75,710, $365,445, $20,932 and $308,168, respectively, after FMC waived plan fees of $540,982, $27,531, $91,361, $3,128 and $77,042, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended February 29, 2004, the Fund paid legal fees of $7,373 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 29, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points..


NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                      CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                          YEAR ENDED
                                           FEBRUARY 29,                            AUGUST 31,
                                               2004                                   2003
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            13,636,964,116    $ 13,636,964,116     14,972,106,726    $ 14,972,106,726
----------------------------------------------------------------------------------------------------------
  Private Investment Class        1,115,994,895       1,115,994,895      1,587,921,767       1,587,921,767
----------------------------------------------------------------------------------------------------------
  Personal Investment Class         206,035,708         206,035,708        214,329,634         214,329,634
----------------------------------------------------------------------------------------------------------
  Cash Management Class           4,100,597,033       4,100,597,033      6,305,834,137       6,305,834,137
----------------------------------------------------------------------------------------------------------
  Reserve Class                      46,246,727          46,246,727         75,893,471          75,893,471
----------------------------------------------------------------------------------------------------------
  Resource Class                  1,221,072,756       1,221,072,756      2,401,082,565       2,401,082,565
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 2,064,073           2,064,073          7,283,525           7,283,525
----------------------------------------------------------------------------------------------------------
  Private Investment Class              730,919             730,919          2,063,336           2,063,336
----------------------------------------------------------------------------------------------------------
  Personal Investment Class               1,012               1,012             13,536              13,536
----------------------------------------------------------------------------------------------------------
  Cash Management Class               3,084,289           3,084,289          6,721,338           6,721,338
----------------------------------------------------------------------------------------------------------
  Reserve Class                           1,573               1,573             16,248              16,248
----------------------------------------------------------------------------------------------------------
  Resource Class                      1,063,714           1,063,714          2,326,289           2,326,289
==========================================================================================================
Reacquired:
  Institutional Class           (13,892,978,363)    (13,892,978,363)   (15,100,404,519)    (15,100,404,519)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (1,022,826,867)     (1,022,826,867)    (1,368,612,843)     (1,368,612,843)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class        (190,061,108)       (190,061,108)      (217,004,474)       (217,004,474)
----------------------------------------------------------------------------------------------------------
  Cash Management Class          (4,017,276,562)     (4,017,276,562)    (6,125,545,113)     (6,125,545,113)
----------------------------------------------------------------------------------------------------------
  Reserve Class                     (45,538,529)        (45,538,529)       (79,626,604)        (79,626,604)
----------------------------------------------------------------------------------------------------------
  Resource Class                 (1,158,245,476)     (1,158,245,476)    (2,342,672,533)     (2,342,672,533)
==========================================================================================================
                                      6,929,910    $      6,929,910        341,726,486    $    341,726,486
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 7-- FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                               RESERVE CLASS
                                        -----------------------------------------------------------
                                                                                      JANUARY 26,
                                                                                        2000
                                        SIX MONTHS          YEAR ENDED AUGUST 31,     (DATE SALES
                                          ENDED                                       COMMENCED) TO
                                        FEBRUARY 29,      -------------------------   AUGUST 31,
                                          2004             2003      2002     2001      2000
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $  1.00         $  1.00   $ 1.00   $ 1.00      $ 1.00
---------------------------------------------------------------------------------------------------
Net investment income                       0.001           0.004     0.01     0.05        0.03
---------------------------------------------------------------------------------------------------
Less dividends from net investment
  income                                   (0.001)         (0.004)   (0.01)   (0.05)      (0.03)
===================================================================================================
Net asset value, end of period            $  1.00         $  1.00   $ 1.00   $ 1.00      $ 1.00
___________________________________________________________________________________________________
===================================================================================================
Total return(a)                              0.05%           0.43%    1.27%    4.63%       3.27%
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $ 4,875         $ 4,166   $7,882   $7,516      $2,662
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                           0.99%(b)        0.98%    0.92%    0.89%       0.87%(c)
---------------------------------------------------------------------------------------------------
  Without fee waivers                        1.16%(b)        1.15%    1.15%    1.15%       1.17%(c)
___________________________________________________________________________________________________
===================================================================================================
Ratio of net investment income to
  average net assets                         0.10%(b)        0.42%    1.21%    4.34%       5.22%(c)
___________________________________________________________________________________________________
===================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $4,838,456.
(c)  Annualized.

NOTE 8--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG currently serves as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF. On April 30, 2004, AIM will succeed IFG as the investment advisor to IVIF.

The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A. Regulatory Inquiries and Actions
  --------------------------------

  1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B. Private Actions
  ---------------

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG have already been transferred to the District of Maryland in accordance with the Panel's directive. IFG anticipates that in time most or all of the actions pending against it will be transferred to the multidistrict litigation.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Government & Agency Portfolio, an investment portfolio of Short-Term Investments Trust, a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

The results of the voting on the above matter were as follows:

                                                                        WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR         AUTHORITY
-----------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  3,808,521,977      501,017,273
      Frank S. Bayley..............................  3,808,203,750      501,335,500
      James T. Bunch...............................  3,808,053,727      501,485,523
      Bruce L. Crockett............................  3,808,672,000      500,867,250
      Albert R. Dowden.............................  3,807,813,445      501,725,805
      Edward K. Dunn, Jr...........................  3,808,662,331      500,876,919
      Jack M. Fields...............................  3,808,672,000      500,867,250
      Carl Frischling..............................  3,808,203,750      501,335,500
      Robert H. Graham.............................  3,808,672,000      500,867,250
      Gerald J. Lewis..............................  3,807,185,503      502,353,747
      Prema Mathai-Davis...........................  3,808,163,716      501,375,534
      Lewis F. Pennock.............................  3,808,186,102      501,353,148
      Ruth H. Quigley..............................  3,808,662,331      500,876,919
      Louis S. Sklar...............................  3,808,672,000      500,867,250
      Larry Soll, Ph.D.............................  3,808,504,329      501,034,921
      Mark H. Williamson...........................  3,808,672,000      500,867,250

* Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Trust.

                     SEMI-ANNUAL REPORT / FEBRUARY 29, 2004

                      SHORT-TERM INVESTMENTS TRUST (STIT)

                         GOVERNMENT & AGENCY PORTFOLIO

                                 RESOURCE CLASS

                                 (COVER IMAGE)

        (YOUR GOALS. OUR SOLUTIONS.) (AIM INVESTMENTS LOGO APPEARS HERE)

             -- Servicemark --                  -- Servicemark --

                                    TRUSTEES
Bob R. Baker                                                   Robert H. Graham
Frank S. Bayley                                                 Gerald J. Lewis
James T. Bunch                                               Prema Mathai-Davis
Bruce L. Crockett                                              Lewis F. Pennock
Albert R. Dowden                                                Ruth H. Quigley
Edward K. Dunn, Jr.                                              Louis S. Sklar
Jack M. Fields                                                Larry Soll, Ph.D.
Carl Frischling                                              Mark H. Williamson

                                    OFFICERS
Robert H. Graham                                           Chairman & President
Mark H. Williamson                                     Executive Vice President
Kevin M. Carome          Senior Vice President, Secretary & Chief Legal Officer
Sidney M. Dilgren                                    Vice President & Treasurer
Stuart W. Coco                                                   Vice President
Melville B. Cox                                                  Vice President
Karen Dunn Kelley                                                Vice President
Edgar M. Larsen                                                  Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                  DISTRIBUTOR
                            Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   CUSTODIAN
                              The Bank of New York
                               100 Church Street
                            New York, NY 10286-0001

                               COUNSEL TO THE FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                          Philadelphia, PA 19103-7599

                            COUNSEL TO THE TRUSTEES
                     Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                            New York, NY 10022-3852

                                 TRANSFER AGENT
                          AIM Investment Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173


   This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.

GAP-SAR-4

(AIM INVESTMENTS LOGO APPEARS HERE)
          --Servicemark--

                           LETTER TO OUR SHAREHOLDERS


                    DEAR SHAREHOLDER:

(PHOTO OF           The economy and the stock market were healthy for most of
ROBERT H.           the reporting period. The nation's gross domestic product,
GRAHAM)             generally considered the broadest measure of economic
                    activity, expanded at an annualized rate of 4.1% in the fourth quarter of 2003, and the S&P 500--Registered
                    Trademark-- Index returned 14.59% for the reporting period.

                       Throughout the reporting period, the federal funds target
                    rate stood at 1.00%, its lowest level since 1958. The U.S. Federal Reserve (the Fed) said in June 2003 that it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. By October, the Fed reported that economic expansion had increased and consumer spending was generally stronger, although the job market remained weak. The Fed's November Beige Book report cited "reasonably broad based" economic expansion in October and early November and noted that in most Federal Reserve districts:

   o wages and the prices of finished goods and services remained fairly stable;

   o  retail spending increased on a year-over-year basis;

   o  manufacturing activity picked up; and

   o residential real estate activity remained strong while commercial real estate activity remained weak.

   In a widely reported speech in early January 2004, Federal Open Market Committee member Ben Bernanke said that while "downside risks to the economy remain ... the incoming data have continued for the most part to surprise on the upside." In late January, the Fed left short-term rates unchanged and said that economic reports suggested that the economy was "expanding briskly." The Fed dropped its long-standing promise to hold interest rates steady for a "considerable period," replacing it instead with a pledge to be "patient" before raising rates.

YOUR INVESTMENT PORTFOLIO

As of February 29, 2004, the Short-Term Investments Trust Government & Agency Portfolio's Resource Class outperformed its indexes, as shown in the table. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 36- to 52-day range; at the close of the reporting period, the WAM stood at 43 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Resource Class stood at $435.3 million.

================================================================================

YIELDS AS OF 2/29/04

                                                MONTHLY     SEVEN-DAY
                                                 YIELD      SEC YIELD

Government & Agency Portfolio                    0.81%        0.82%
Resource Class

iMoneyNet Money Fund Averages--Trademark--       0.30%        0.31%
U.S. Treasury/Repurchases

iMoneyNet Money Fund Averages--Trademark--       0.62%        0.63%
Government Only/Institutions Only

The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet U.S. Treasury/Repurchase Agreements category consists of funds that invest only in T-Bills or repurchase agreements backed by T-Bills. The iMoneyNet Government Only/Institutions Only category consists of funds that invest only in U.S. T-Bills, repurchase agreements or government agency securities.

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.

================================================================================

                                                                     (continued)

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm-G from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

   The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity.

IN CONCLUSION

Economic activity continued to expand in January and February, according to information provided by Federal Reserve District Banks, with growth described as "moderate" to "showing signs of acceleration," according to the Federal Reserve's Beige Book. Employment has been growing slowly in most Federal Reserve Districts. Wages and salaries have increased slightly, but employers report substantial increases for employee health-care costs.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman


The fund is not managed to track the performance of any particular index, including the indexes defined in this report, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SCHEDULE OF INVESTMENTS

February 29, 2004
(Unaudited)


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-32.37%

FEDERAL HOME LOAN BANK-10.33%

Unsec. Bonds,
  3.38%                                        05/14/04   $ 41,805   $   41,974,904
-----------------------------------------------------------------------------------
  1.25%                                        07/02/04     24,000       24,000,000
-----------------------------------------------------------------------------------
  1.35%                                        11/09/04     20,000       20,000,000
-----------------------------------------------------------------------------------
  1.38%                                        11/16/04     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.46%                                        11/17/04     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.47%                                        02/28/05     16,000       16,000,000
-----------------------------------------------------------------------------------
  1.50%                                        03/01/05     20,000       20,000,000
-----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.04%                                        06/11/04     18,821       18,765,274
-----------------------------------------------------------------------------------
  1.08%                                        07/16/04     20,611       20,526,289
-----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,
  1.08%(b)                                     01/05/05     25,000       24,998,935
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  1.09%(b)                                     03/15/05     28,000       27,995,615
-----------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.75%                                        04/15/04     34,295       34,403,777
-----------------------------------------------------------------------------------
  3.38%                                        06/15/04     10,000       10,062,404
-----------------------------------------------------------------------------------
  4.75%                                        06/28/04      6,875        6,951,206
-----------------------------------------------------------------------------------
  2.13%                                        12/15/04     10,000       10,044,187
===================================================================================
                                                                        325,722,591
===================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-3.06%

Unsec. Global Notes,
  6.25%                                        07/15/04     55,400       56,458,340
-----------------------------------------------------------------------------------
Unsec. Medium Term Global Notes,
  3.75%                                        04/15/04     20,000       20,061,143
-----------------------------------------------------------------------------------
Unsec. Medium Term Notes,
  1.20%                                        08/06/04     20,000       20,000,000
===================================================================================
                                                                         96,519,483
===================================================================================


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-17.32%

Unsec. Notes,
  3.63%                                        04/15/04   $ 16,000   $   16,046,286
-----------------------------------------------------------------------------------
  1.35%                                        10/22/04     25,000       25,000,000
-----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.03%                                        05/03/04     18,415       18,381,807
-----------------------------------------------------------------------------------
  1.09%                                        05/26/04     14,119       14,082,236
-----------------------------------------------------------------------------------
  1.15%                                        05/28/04     30,000       29,916,033
-----------------------------------------------------------------------------------
  1.22%                                        06/02/04     25,000       24,921,208
-----------------------------------------------------------------------------------
  1.20%                                        06/18/04     30,000       29,891,000
-----------------------------------------------------------------------------------
  1.18%                                        06/21/04     50,000       49,816,444
-----------------------------------------------------------------------------------
  1.09%                                        06/25/04     20,000       19,929,433
-----------------------------------------------------------------------------------
  1.05%                                        07/07/04     25,000       24,907,111
-----------------------------------------------------------------------------------
  1.18%                                        07/23/04     40,000       39,817,500
-----------------------------------------------------------------------------------
  1.09%                                        08/04/04     50,000       49,764,917
-----------------------------------------------------------------------------------
  1.32%                                        08/20/04     26,640       26,471,720
-----------------------------------------------------------------------------------
  1.35%                                        09/13/04     15,000       14,890,158
-----------------------------------------------------------------------------------
  1.36%                                        09/17/04     25,000       24,811,111
-----------------------------------------------------------------------------------
  1.15%                                        11/22/04     25,000       24,787,569
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes,
  1.01%(c)                                     01/28/05     25,000       24,994,283
-----------------------------------------------------------------------------------
  1.10%(b)                                     03/23/05     25,000       24,994,671
-----------------------------------------------------------------------------------
Unsec. Floating Rate Notes,
  1.11%(d)                                     05/10/05     50,000       50,000,000
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  5.63%                                        05/14/04     12,230       12,340,111
===================================================================================
                                                                        545,763,598
===================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.-0.80%

Gtd. Floating Rate Participation Ctfs.,
  1.07%(e)                                     11/15/13     25,298       25,297,973
===================================================================================

STUDENT LOAN MARKETING ASSOCIATION-0.86%

Global Notes,
  5.00%                                        06/30/04     26,625       26,958,023
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $1,020,261,668)                                           1,020,261,668
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,020,261,668)                               1,020,261,668
===================================================================================


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-67.61%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.05%(f)                                     03/01/04   $ 98,359   $   98,359,070
-----------------------------------------------------------------------------------
Banc of America Securities LLC
  1.05%(h)                                     03/01/04    140,000      140,000,000
-----------------------------------------------------------------------------------
Banc One Capital Markets Group
  1.06%(g)                                     03/01/04    140,000      140,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.06%(i)                                     03/01/04    143,111      143,111,003
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.05%(j)                                     03/01/04    402,411      402,410,580
-----------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
  1.06%(k)                                          --     150,000      150,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.06%(l)                                     03/01/04    140,000      140,000,000
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  1.05%(m)                                     03/01/04    116,000      116,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.06%(n)                                     03/01/04    143,000      143,000,000
-----------------------------------------------------------------------------------
JP Morgan Securities Inc.
  1.06%(o)                                     03/01/04    140,000      140,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.05%(p)                                     03/01/04    377,691      377,691,110
-----------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.06%(q)                                     03/01/04    140,000      140,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $2,130,571,763)                                                 2,130,571,763
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-99.98% (Cost
  $3,150,833,431)(r)                                                  3,150,833,431
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.02%                                         755,843
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $3,151,589,274
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Gtd.    - Guaranteed
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined quarterly. Rate shown is rate in effect on 02/29/04.
(c) Interest rate is redetermined monthly. Rate shown is rate in effect on 02/29/04.
(d) Interest rate is redetermined daily. Rate shown is rate in effect on 02/29/04.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined weekly. Rates shown are rates in effect on 02/29/04.
(f) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $253,051,000 U.S. Government obligations, 0% to 5.25% due 03/24/04 to 11/05/12 with an aggregate market value at 02/29/04 of $255,000,425.
(g) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $256,178,000 U.S. Government obligations, 0% due 05/25/04 to 08/25/04 with an aggregate market value at 02/29/04 of $255,000,086.
(h) Joint repurchase agreement entered into 02/27/04 with a maturing value of $150,013,250. Collateralized by $147,930,000 U.S. Government obligations, 0% to 7.99% due 03/05/04 to 01/30/09 with an aggregate market value at 02/29/04 of $153,002,843.
(i) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $240,656,000 U.S. Government obligations, 0% to 6.88% due 04/15/04 to 11/15/11 with an aggregate market value at 02/29/04 of $255,000,819.
(j) Joint repurchase agreement entered into 02/27/04 with a maturing value of $622,935,331. Collateralized by $606,637,000 U.S. Government obligations, 0% to 6.90% due 03/15/04 to 11/15/30 with an aggregate market value at 02/29/04 of $635,338,671.
(k) Open joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $256,546,000 U.S. Government obligations, 0% to 7.00% due 05/15/04 to 05/15/29 with an aggregate market value at 02/29/04 of $257,241,055.
(l) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $248,222,000 U.S. Government obligations, 0% to 5.25% due 03/10/04 to 03/22/07 with an aggregate market value at 02/29/04 of $255,000,595.
(m) Joint repurchase agreement entered into 02/27/04 with a maturing value of $200,017,500. Collateralized by $197,581,000 U.S. Government obligations, 1.63% to 6.63% due 01/31/05 to 11/15/30 with an aggregate market value at 02/29/04 of $204,000,749.
(n) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $232,161,000 U.S. Government obligations, 5.00% to 6.25% due 03/15/11 to 01/30/14 with an aggregate market value at 02/29/04 of $255,001,035.
(o) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $358,537,000 U.S. Government obligations, 0% to 9.38% due 01/15/06 to 04/15/30 with an aggregate market value at 02/29/04 of $255,001,416.
(p) Joint repurchase agreement entered into 02/27/04 with a maturing value of $750,065,625. Collateralized by $768,989,000 U.S. Government obligations, 0% due 04/16/04 to 03/10/06 with an aggregate market value at 02/29/04 of $765,004,871.
(q) Joint repurchase agreement entered into 02/27/04 with a maturing value of $300,026,500. Collateralized by $288,919,000 U.S. Government obligations, 4.80% to 6.50% due 05/14/04 to 09/02/10 with an aggregate market value at 02/29/04 of $306,000,280.
(r) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004
(Unaudited)

ASSETS:

Investments, excluding
  repurchase agreements, at
  value (amortized cost)       $1,020,261,668
---------------------------------------------
Repurchase agreements
  (amortized cost)              2,130,571,763
=============================================
    Total investments
      (amortized cost)          3,150,833,431
_____________________________________________
=============================================
Receivables for:
  Interest                          3,481,691
---------------------------------------------
  Amount due from advisor              28,386
---------------------------------------------
Investment for deferred
  compensation and retirement
  plans                               100,165
---------------------------------------------
Other assets                           44,720
=============================================
    Total assets                3,154,488,393
_____________________________________________
=============================================
LIABILITIES:

Payables for:
  Dividends                         2,230,191
---------------------------------------------
  Deferred compensation and
    retirement plans                  155,148
---------------------------------------------
Accrued distribution fees             282,899
---------------------------------------------
Accrued trustees' fees                  6,235
---------------------------------------------
Accrued transfer agent fees           163,982
---------------------------------------------
Accrued operating expenses             60,664
=============================================
    Total liabilities               2,899,119
=============================================
Net assets applicable to
  shares outstanding           $3,151,589,274
_____________________________________________
=============================================
NET ASSETS CONSIST OF:

  Shares of beneficial
    interest                   $3,151,413,156
---------------------------------------------
  Undistributed net
    investment income                  35,232
---------------------------------------------
  Undistributed net realized
    gain from investment
    securities                        140,886
=============================================
                               $3,151,589,274
_____________________________________________
=============================================

NET ASSETS:

Institutional Class            $1,249,781,411
_____________________________________________
=============================================
Private Investment Class       $  597,266,210
_____________________________________________
=============================================
Personal Investment Class      $   37,107,533
_____________________________________________
=============================================
Cash Management Class          $  827,239,102
_____________________________________________
=============================================
Reserve Class                  $    4,875,314
_____________________________________________
=============================================
Resource Class                 $  435,319,704
_____________________________________________
=============================================
SHARES OUTSTANDING, $0.01 PAR
  VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES
  AUTHORIZED:

Institutional Class             1,249,708,774
_____________________________________________
=============================================
Private Investment Class          597,249,292
_____________________________________________
=============================================
Personal Investment Class          37,105,870
_____________________________________________
=============================================
Cash Management Class             827,208,696
_____________________________________________
=============================================
Reserve Class                       4,874,764
_____________________________________________
=============================================
Resource Class                    435,300,992
_____________________________________________
=============================================
Net asset value, offering and
  redemption price per share
  for each class               $         1.00
_____________________________________________
=============================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 29, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $17,480,393
=========================================================================

EXPENSES:

Advisory fees                                                   1,597,716
-------------------------------------------------------------------------
Administrative services fees                                      296,565
-------------------------------------------------------------------------
Custodian fees                                                    100,725
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,352,455
-------------------------------------------------------------------------
  Personal Investment Class                                       103,241
-------------------------------------------------------------------------
  Cash Management Class                                           456,806
-------------------------------------------------------------------------
  Reserve Class                                                    24,060
-------------------------------------------------------------------------
  Resource Class                                                  385,210
-------------------------------------------------------------------------
Transfer agent fees                                               277,463
-------------------------------------------------------------------------
Trustees' fees                                                     31,715
-------------------------------------------------------------------------
Other                                                             184,271
=========================================================================
    Total expenses                                              4,810,227
=========================================================================
Less: Fees waived                                              (1,311,059)
=========================================================================
    Net expenses                                                3,499,168
=========================================================================
Net investment income                                          13,981,225
=========================================================================
Net realized gain from investment securities                        6,487
=========================================================================
Net increase in net assets resulting from operations          $13,987,712
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2004 and the year ended August 31, 2003 (Unaudited)

                                                               FEBRUARY 29,        AUGUST 31,
                                                                   2004               2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   13,981,225     $   40,002,788
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         6,487             12,329
===============================================================================================
    Net increase in net assets resulting from operations          13,987,712         40,015,117
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (6,444,486)       (24,118,552)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (1,822,843)        (3,307,022)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (58,443)          (144,023)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (4,084,757)        (8,949,581)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (2,481)           (24,422)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (1,568,215)        (3,459,188)
===============================================================================================
    Decrease in net assets resulting from distributions          (13,981,225)       (40,002,788)
===============================================================================================
Share transactions-net:
  Institutional Class                                           (253,950,174)      (121,014,268)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        93,898,947        221,372,260
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       15,975,612         (2,661,304)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           86,404,760        187,010,362
-----------------------------------------------------------------------------------------------
  Reserve Class                                                      709,771         (3,716,885)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  63,890,994         60,736,321
===============================================================================================
    Net increase in net assets resulting from share
      transactions                                                 6,929,910        341,726,486
===============================================================================================
    Net increase in net assets                                     6,936,397        341,738,815
===============================================================================================

NET ASSETS:

  Beginning of period                                          3,144,652,877      2,802,914,062
===============================================================================================
  End of period (including undistributed net investment
    income of $35,232 and $35,232 for 2004 and 2003,
    respectively)                                             $3,151,589,274     $3,144,652,877
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 29, 2004
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such expense limitations prior to the end of each fiscal year. For the six months ended February 29, 2004, AIM waived fees of $571,015.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2004, AIM was paid $296,565 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 29, 2004, AISI retained $241,618 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the

Plan, for the six months ended February 29, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $811,473, $75,710, $365,445, $20,932 and $308,168, respectively, after FMC waived plan fees of $540,982, $27,531, $91,361, $3,128 and $77,042, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended February 29, 2004, the Fund paid legal fees of $7,373 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 29, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points..


NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                      CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                          YEAR ENDED
                                           FEBRUARY 29,                            AUGUST 31,
                                               2004                                   2003
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            13,636,964,116    $ 13,636,964,116     14,972,106,726    $ 14,972,106,726
----------------------------------------------------------------------------------------------------------
  Private Investment Class        1,115,994,895       1,115,994,895      1,587,921,767       1,587,921,767
----------------------------------------------------------------------------------------------------------
  Personal Investment Class         206,035,708         206,035,708        214,329,634         214,329,634
----------------------------------------------------------------------------------------------------------
  Cash Management Class           4,100,597,033       4,100,597,033      6,305,834,137       6,305,834,137
----------------------------------------------------------------------------------------------------------
  Reserve Class                      46,246,727          46,246,727         75,893,471          75,893,471
----------------------------------------------------------------------------------------------------------
  Resource Class                  1,221,072,756       1,221,072,756      2,401,082,565       2,401,082,565
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 2,064,073           2,064,073          7,283,525           7,283,525
----------------------------------------------------------------------------------------------------------
  Private Investment Class              730,919             730,919          2,063,336           2,063,336
----------------------------------------------------------------------------------------------------------
  Personal Investment Class               1,012               1,012             13,536              13,536
----------------------------------------------------------------------------------------------------------
  Cash Management Class               3,084,289           3,084,289          6,721,338           6,721,338
----------------------------------------------------------------------------------------------------------
  Reserve Class                           1,573               1,573             16,248              16,248
----------------------------------------------------------------------------------------------------------
  Resource Class                      1,063,714           1,063,714          2,326,289           2,326,289
==========================================================================================================
Reacquired:
  Institutional Class           (13,892,978,363)    (13,892,978,363)   (15,100,404,519)    (15,100,404,519)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (1,022,826,867)     (1,022,826,867)    (1,368,612,843)     (1,368,612,843)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class        (190,061,108)       (190,061,108)      (217,004,474)       (217,004,474)
----------------------------------------------------------------------------------------------------------
  Cash Management Class          (4,017,276,562)     (4,017,276,562)    (6,125,545,113)     (6,125,545,113)
----------------------------------------------------------------------------------------------------------
  Reserve Class                     (45,538,529)        (45,538,529)       (79,626,604)        (79,626,604)
----------------------------------------------------------------------------------------------------------
  Resource Class                 (1,158,245,476)     (1,158,245,476)    (2,342,672,533)     (2,342,672,533)
==========================================================================================================
                                      6,929,910    $      6,929,910        341,726,486    $    341,726,486
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 7-- FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                              RESOURCE CLASS
                                   ---------------------------------------------------------------------
                                   SIX MONTHS
                                     ENDED                          YEAR ENDED AUGUST 31,
                                   FEBRUARY 29,      ---------------------------------------------------
                                      2004             2003       2002       2001       2000      1999
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $   1.00        $   1.00   $   1.00   $   1.00   $   1.00   $  1.00
--------------------------------------------------------------------------------------------------------
Net investment income                   0.004            0.01       0.02       0.05       0.06      0.05
--------------------------------------------------------------------------------------------------------
Less dividends from net
  investment income                    (0.004)          (0.01)     (0.02)     (0.05)     (0.06)    (0.05)
========================================================================================================
Net asset value, end of period       $   1.00        $   1.00   $   1.00   $   1.00   $   1.00   $  1.00
________________________________________________________________________________________________________
========================================================================================================
Total return(a)                          0.41%           1.13%      1.92%      5.30%      5.86%     4.90%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $435,320        $371,428   $310,690   $293,644   $233,620   $11,684
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                       0.28%(b)        0.28%      0.28%      0.25%      0.23%     0.22%
--------------------------------------------------------------------------------------------------------
  Without fee waivers                    0.36%(b)        0.35%      0.35%      0.35%      0.37%     0.40%
________________________________________________________________________________________________________
========================================================================================================
Ratio of net investment income to
  average net assets                     0.81%(b)        1.12%      1.85%      4.98%      5.86%     4.75%
________________________________________________________________________________________________________
========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $387,326,211.

NOTE 8--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG currently serves as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF. On April 30, 2004, AIM will succeed IFG as the investment advisor to IVIF.

The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A. Regulatory Inquiries and Actions
  --------------------------------

  1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B. Private Actions
  ---------------

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG have already been transferred to the District of Maryland in accordance with the Panel's directive. IFG anticipates that in time most or all of the actions pending against it will be transferred to the multidistrict litigation.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Government & Agency Portfolio, an investment portfolio of Short-Term Investments Trust, a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

The results of the voting on the above matter were as follows:

                                                                        WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR         AUTHORITY
-----------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  3,808,521,977      501,017,273
      Frank S. Bayley..............................  3,808,203,750      501,335,500
      James T. Bunch...............................  3,808,053,727      501,485,523
      Bruce L. Crockett............................  3,808,672,000      500,867,250
      Albert R. Dowden.............................  3,807,813,445      501,725,805
      Edward K. Dunn, Jr...........................  3,808,662,331      500,876,919
      Jack M. Fields...............................  3,808,672,000      500,867,250
      Carl Frischling..............................  3,808,203,750      501,335,500
      Robert H. Graham.............................  3,808,672,000      500,867,250
      Gerald J. Lewis..............................  3,807,185,503      502,353,747
      Prema Mathai-Davis...........................  3,808,163,716      501,375,534
      Lewis F. Pennock.............................  3,808,186,102      501,353,148
      Ruth H. Quigley..............................  3,808,662,331      500,876,919
      Louis S. Sklar...............................  3,808,672,000      500,867,250
      Larry Soll, Ph.D.............................  3,808,504,329      501,034,921
      Mark H. Williamson...........................  3,808,672,000      500,867,250

* Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Trust.

                                   [COVER ART]

                     SEMI-ANNUAL REPORT / FEBRUARY 29, 2004

                      SHORT-TERM INVESTMENTS TRUST (STIT)

                            LIQUID ASSETS PORTFOLIO

                             CASH MANAGEMENT CLASS

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                                    TRUSTEES

Bob R. Baker                                                    Robert H. Graham
Frank S. Bayley                                                  Gerald J. Lewis
James T. Bunch                                                Prema Mathai-Davis
Bruce L. Crockett                                               Lewis F. Pennock
Albert R. Dowden                                                 Ruth H. Quigley
Edward K. Dunn, Jr.                                               Louis S. Sklar
Jack M. Fields                                                 Larry Soll, Ph.D.
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Kevin M. Carome           Senior Vice President, Secretary & Chief Legal Officer
Sidney M. Dilgren                                     Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                             New York, NY 10286-0001

                               COUNSEL TO THE FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                             COUNSEL TO THE TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                             New York, NY 10022-3852

                                 TRANSFER AGENT
                          AIM Investment Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

    This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.


                                                                       LAP-SAR-3

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--

LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           The economy and the stock market were healthy for most of
ROBERT H.           the reporting period. The nation's gross domestic product,
GRAHAM]             generally considered the broadest measure of economic
                    activity, expanded at an annualized rate of 4.1% in the fourth quarter of 2003, and the S&P 500--Registered
                    Trademark-- Index returned 14.59% for the reporting period.

                        Throughout the reporting period, the federal funds
                    target rate stood at 1.00%, its lowest level since 1958. The U.S. Federal Reserve (the Fed) said in June 2003 that it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. By October, the Fed reported that economic expansion had increased and consumer spending was generally stronger, although the job market remained weak. The Fed's November Beige Book report cited "reasonably broad based" economic expansion in October and early November and noted that in most Federal Reserve districts:

    o wages and the prices of finished goods and services remained fairly stable;
    o retail spending increased on a year-over-year basis;
    o manufacturing activity picked up; and
    o residential real estate activity remained strong while commercial real estate activity remained weak.

    In a widely reported speech in early January 2004, Federal Open Market Committee member Ben Bernanke said that while "downside risks to the economy remain ... the incoming data have continued for the most part to surprise on the upside." In late January, the Fed left short-term rates unchanged and said that economic reports suggested that the economy was "expanding briskly." The Fed dropped its long-standing promise to hold interest rates steady for a "considerable period," replacing it instead with a pledge to be "patient" before raising rates.

YOUR INVESTMENT PORTFOLIO

As of February 29, 2004, the Short-Term Investments Trust Liquid Assets Portfolio's Cash Management Class outperformed its indexes, as shown in the table. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 36- to 55-day range; at the close of the reporting period, the WAM stood at 50 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Cash Management Class stood at $4.1 billion.

================================================================================

YIELDS AS OF 2/29/04

                                                                SEVEN-DAY
                                                MONTHLY YIELD   SEC YIELD
                                                -------------   ---------
Liquid Assets Portfolio                             0.91%         0.91%
Cash Management Class
iMoneyNet Money Fund Averages--Trademark--          0.71%         0.72%
First-Tier Institutions Only
iMoneyNet Money Fund Averages--Trademark--          0.66%         0.67%
Total Institutions Only

The seven-day SEC Yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet First-Tier Institutions Only category consists of funds that invest in any allowable 2a-7 investment, except second-tier commercial paper. The iMoneyNet Total Institutions Only category consists of funds with a minimum initial investment of $100,000 or funds that are only open to institutions.

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.

================================================================================

                                                                     (continued)

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

    The Liquid Assets Portfolio invests solely in securities rated "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a modified barbell maturity structure, portfolio management emphasizes superior credit quality in buying money market securities such as commercial paper and selected repurchase agreement securities.

IN CONCLUSION

Economic activity continued to expand in January and February, according to information provided by Federal Reserve District Banks, with growth described as "moderate" to "showing signs of acceleration," according to the Federal Reserve's Beige Book. Employment has been growing slowly in most Federal Reserve Districts. Wages and salaries have increased slightly, but employers report substantial increases for employee health-care costs.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

The fund is not managed to track the performance of any particular index, including the indexes defined in this report, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SCHEDULE OF INVESTMENTS

February 29, 2004
(Unaudited)

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

COMMERCIAL PAPER-26.21%(A)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-2.69%

Atlantis One Funding Corp. (Rabobank-ABS
  Program Sponsor)(b)
  (Acquired 01/27/04; Cost $40,010,217)
  1.09%                                        07/14/04   $     40,216   $    40,051,617
----------------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $200,049,491)
  1.09%                                        07/20/04        201,109       200,250,432
----------------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $20,903,810)
  1.09%                                        07/26/04         21,019        20,925,448
----------------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $76,525,309)
  1.09%                                        07/27/04         76,947        76,602,192
----------------------------------------------------------------------------------------
  (Acquired 02/18/04; Cost $149,244,000)
  1.08%                                        08/04/04        150,000       149,298,000
----------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)(b)
  (Acquired 01/26/04; Cost $99,829,556)
  1.04%                                        03/25/04        100,000        99,930,667
========================================================================================
                                                                             587,058,356
========================================================================================

ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-0.17%

Old Line Funding, LCC (Royal Bank of
  Canada-ABS Program Sponsor)
  (Acquired 01/09/04; Cost $36,882,511)(b)
  1.04%                                        03/01/04         36,938        36,938,000
========================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-5.71%

Blue Spice LLC (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)
  (Acquired 01/06/04; Cost $149,759,375)
  1.05%                                        03/01/04        150,000       150,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $149,849,792)
  1.03%                                        03/02/04        150,000       149,995,708
----------------------------------------------------------------------------------------
  (Acquired 01/09/04; Cost $99,826,667)
  1.04%                                        03/09/04        100,000        99,976,889
----------------------------------------------------------------------------------------
  (Acquired 01/09/04; Cost $99,737,500)
  1.05%                                        04/08/04        100,000        99,889,167
----------------------------------------------------------------------------------------
  (Acquired 01/15/04; Cost $49,865,833)
  1.05%                                        04/16/04         50,000        49,932,917
----------------------------------------------------------------------------------------
  (Acquired 01/22/04; Cost $207,447,182)
  1.04%                                        04/23/04        208,000       207,681,529
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Old Slip Funding Corp. (Bank of New York-ABS
  Program Sponsor)(b)
  (Acquired 12/23/03; Cost $49,950,722)
  1.10%                                        03/29/04   $     50,090   $    50,047,145
----------------------------------------------------------------------------------------
Steamboat Funding Corp. (Bank of New York-ABS
  Program Sponsor)(b)
  (Acquired 02/27/04; Cost $164,397,635)
  1.06%                                        03/02/04        164,417       164,412,159
----------------------------------------------------------------------------------------
Ticonderoga Funding LLC (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/27/04; Cost $50,128,751)
  1.03%                                        03/02/04         50,179        50,177,564
----------------------------------------------------------------------------------------
  (Acquired 01/23/04; Cost $73,323,763)
  1.04%                                        04/15/04         73,500        73,404,450
----------------------------------------------------------------------------------------
Variable Funding Capital Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/16/04; Cost $149,610,000)
  1.04%                                        04/15/04        150,000       149,805,000
========================================================================================
                                                                           1,245,322,528
========================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-6.43%

Barton Capital Corp. (Societe Generale-ABS
  Program Sponsor)(b)
  (Acquired 01/09/04; Cost $150,010,618)
  1.04%                                        03/03/04        150,245       150,236,319
----------------------------------------------------------------------------------------
  (Acquired 01/14/04; Cost $131,331,070)
  1.04%                                        04/13/04        131,667       131,503,440
----------------------------------------------------------------------------------------
Charta LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/09/04; Cost $74,867,833)
  1.04%                                        03/10/04         75,000        74,980,500
----------------------------------------------------------------------------------------
  (Acquired 01/22/04; Cost $49,877,222)
  1.04%                                        04/16/04         50,000        49,933,556
----------------------------------------------------------------------------------------
CRC Funding, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/27/04; Cost $99,871,250)
  1.03%                                        03/12/04        100,000        99,968,528
----------------------------------------------------------------------------------------
Edison Asset Securitization, LLC (GE Capital
  Corp.-ABS Program Sponsor)(b)
  (Acquired 02/27/04; Cost $24,997,750)
  1.08%                                        03/01/04         25,000        25,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/22/04; Cost $73,513,636)
  1.04%                                        04/19/04         73,701        73,596,672
----------------------------------------------------------------------------------------
  (Acquired 01/21/04; Cost $99,734,222)
  1.04%                                        04/22/04        100,000        99,849,778
----------------------------------------------------------------------------------------
  (Acquired 01/21/04; Cost $53,356,263)
  1.04%                                        04/23/04         53,500        53,418,086
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Gemini Securitization Corp. (Deutsche Bank
  A.G.-New York Branch-ABS Program
  Sponsor)(b)
  (Acquired 01/21/04; Cost $99,742,889)
  1.04%                                        04/19/04   $    100,000   $    99,858,444
----------------------------------------------------------------------------------------
Jupiter Securitization Corp. (Bank One
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/20/04; Cost $25,602,030)
  1.04%                                        03/18/04         25,645        25,632,405
----------------------------------------------------------------------------------------
  (Acquired 02/13/04; Cost $99,889,167)
  1.05%                                        03/22/04        100,000        99,938,750
----------------------------------------------------------------------------------------
  (Acquired 02/27/04; Cost $139,861,167)
  1.05%                                        04/01/04        140,000       139,873,417
----------------------------------------------------------------------------------------
  (Acquired 01/12/04; Cost $175,180,257)
  1.04%                                        04/12/04        175,642       175,428,888
----------------------------------------------------------------------------------------
Receivables Capital Co. LLC (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/16/04; Cost $64,899,575)
  1.03%                                        03/10/04         65,000        64,983,262
----------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Barclays Bank
  PLC-New York Branch-ABS Program Sponsor)
  1.16%                                        03/02/04         40,000        39,998,711
========================================================================================
                                                                           1,404,200,756
========================================================================================

ASSET-BACKED SECURITIES-STRUCTURED INVESTMENT
  VEHICLES/SECURITY ARBITRAGE-1.51%

Beta Finance Inc. (Citibank Int'l TLC-ABS
  Program Sponsor)(b)
  (Acquired 01/14/04; Cost $29,921,133)
  1.04%                                        04/16/04         30,000        29,960,133
----------------------------------------------------------------------------------------
Grampian Funding LLC (HBOS Treasury Services
  PLC-ABS Program Sponsor)(b)
  (Acquired 02/23/04; Cost $99,727,139)
  1.05%                                        05/27/04        100,000        99,747,458
----------------------------------------------------------------------------------------
  (Acquired 02/23/04; Cost $99,724,236)
  1.05%                                        05/28/04        100,000        99,744,555
----------------------------------------------------------------------------------------
  (Acquired 02/25/04; Cost $99,475,000)
  1.08%                                        08/18/04        100,000        99,490,000
========================================================================================
                                                                             328,942,146
========================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-2.27%

Eureka Securitization, Inc. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/09/04; Cost $29,948,000)
  1.04%                                        03/09/04         30,000        29,993,067
----------------------------------------------------------------------------------------
  (Acquired 01/22/04; Cost $49,877,222)
  1.04%                                        04/16/04         50,000        49,933,556
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

FCAR Owner Trust-Series II (Ford Motor Credit
  Co.-ABS Program Sponsor)
  1.06%                                        03/04/04   $    100,000   $    99,991,167
----------------------------------------------------------------------------------------
  1.04%                                        04/02/04        100,000        99,907,555
----------------------------------------------------------------------------------------
New Center Asset Trust-Series A-1 (General
  Motors Acceptance Corp.-ABS Program
  Sponsor)
  1.09%                                        03/01/04         60,000        60,000,000
----------------------------------------------------------------------------------------
  1.04%                                        03/26/04         50,000        49,963,889
----------------------------------------------------------------------------------------
  1.04%                                        04/27/04        107,000       106,823,807
========================================================================================
                                                                             496,613,041
========================================================================================

DIVERSIFIED CAPITAL MARKETS-1.51%

Citigroup Global Markets Holdings, Inc.
  1.04%                                        04/21/04        250,000       249,631,667
----------------------------------------------------------------------------------------
Citigroup Inc.
  1.04%                                        03/24/04         80,000        79,946,844
========================================================================================
                                                                             329,578,511
========================================================================================

INVESTMENT BANKING & BROKERAGE-2.52%

Bear, Stearns & Co., Inc.
  1.04%                                        03/15/04        200,000       199,919,111
----------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc., Floating Rate,
  1.13%                                        06/01/04        150,000       150,000,000
----------------------------------------------------------------------------------------
  1.13%                                        06/15/04        200,000       200,000,000
========================================================================================
                                                                             549,919,111
========================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.63%

GE Capital International Funding, Inc.-Series
  A(b)
  (Acquired 12/19/03; Cost $49,868,292)
  1.09%                                        03/15/04         50,000        49,978,806
----------------------------------------------------------------------------------------
General Electric Capital Corp.
  1.04%                                        04/05/04        125,000       124,873,611
----------------------------------------------------------------------------------------
  1.04%                                        04/06/04        100,000        99,896,000
----------------------------------------------------------------------------------------
  1.04%                                        04/14/04        100,000        99,872,889
----------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  1.04%                                        04/21/04        100,000        99,852,667
----------------------------------------------------------------------------------------
  1.04%                                        04/23/04        100,000        99,846,889
========================================================================================
                                                                             574,320,862
========================================================================================

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

RAILROADS-0.23%

Network Rail CP Finance PLC (United
  Kingdom)(b)
  (Acquired 10/22/03; Cost $49,696,806)
  1.18%                                        04/26/04   $     50,000   $    49,908,222
========================================================================================

REGIONAL BANKS-0.54%

Banque et Caisse d'Epargne de l'Etat
  (Luxembourg)
  1.18%                                        06/07/04         30,000        29,903,633
----------------------------------------------------------------------------------------
Stadshypotek Delaware, Inc. (Sweden)(b)
  (Acquired 12/11/03; Cost $40,353,840)
  1.12%                                        04/05/04         40,500        40,455,900
----------------------------------------------------------------------------------------
  (Acquired 11/07/03; Cost $47,710,400)
  1.20%                                        05/06/04         48,000        47,894,400
========================================================================================
                                                                             118,253,933
========================================================================================
      Total Commercial Paper (Cost
         $5,721,055,466)                                                   5,721,055,466
========================================================================================

CERTIFICATES OF DEPOSIT-13.84%

ABN AMRO Bank N.V. (Netherlands)
  1.12%                                        06/30/04        100,000       100,000,000
----------------------------------------------------------------------------------------
  1.35%                                        08/12/04         90,000        90,000,000
----------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  1.04%                                        04/13/04        100,000       100,000,000
----------------------------------------------------------------------------------------
  1.04%                                        04/14/04        100,000       100,000,000
----------------------------------------------------------------------------------------
  1.27%                                        07/22/04         98,000        98,000,000
----------------------------------------------------------------------------------------
BNP Paribas (France)
  1.39%                                        08/05/04        230,000       230,076,326
----------------------------------------------------------------------------------------
Credit Agricole Indosuez (France)
  1.12%                                        06/29/04        100,000       100,000,000
----------------------------------------------------------------------------------------
Danske Bank A/S (Denmark)
  1.10%(c)                                     12/23/04        100,000        99,975,497
----------------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  1.12%                                        07/06/04        100,000       100,000,000
----------------------------------------------------------------------------------------
  1.68%                                        01/04/05         50,000        50,000,000
----------------------------------------------------------------------------------------
Deutsche Bank-New York Branch (Germany)
  1.46%                                        03/09/05        100,000       100,000,000
----------------------------------------------------------------------------------------
Dexia Bank-New York Branch (Belgium)
  1.03%(d)                                     06/09/04        200,000       199,988,983
----------------------------------------------------------------------------------------
Fortis Bank S.A./N.V. (Belgium)
  1.28%                                        07/26/04        100,000       100,000,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

HBOS Treasury Services PLC (United Kingdom)
  1.05%                                        04/20/04   $    160,000   $   160,000,000
----------------------------------------------------------------------------------------
  1.06%                                        05/25/04        135,000       135,000,000
----------------------------------------------------------------------------------------
  1.15%                                        06/29/04         23,000        23,000,000
----------------------------------------------------------------------------------------
  1.15%                                        06/30/04        150,000       150,000,000
----------------------------------------------------------------------------------------
National Australia Bank Ltd. (Australia)
  1.26%                                        07/30/04        100,000       100,000,000
----------------------------------------------------------------------------------------
  1.29%                                        08/31/04        130,000       130,000,000
----------------------------------------------------------------------------------------
Northern Rock PLC (United Kingdom)
  1.04%                                        05/26/04         60,000        60,000,000
----------------------------------------------------------------------------------------
  1.10%                                        08/24/04         50,000        50,000,000
----------------------------------------------------------------------------------------
Royal Bank of Canada (Canada)
  1.44%                                        11/17/04        100,000        99,992,863
----------------------------------------------------------------------------------------
Societe Generale (France)
  1.04%(e)                                     10/01/04        200,000       199,958,662
----------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  1.23%                                        03/17/04         70,000        69,999,693
----------------------------------------------------------------------------------------
  1.27%                                        07/26/04        100,000       100,000,000
----------------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Italy)
  1.11%                                        03/12/04        100,000       100,000,302
----------------------------------------------------------------------------------------
  1.07%                                        04/13/04        175,000       175,000,000
========================================================================================
      Total Certificates of Deposit (Cost
         $3,020,992,326)                                                   3,020,992,326
========================================================================================

TIME DEPOSITS-10.07%

Credit Suisse First Boston LLC-Cayman
  (Switzerland)
  1.05%                                        03/01/04        800,000       800,000,000
----------------------------------------------------------------------------------------
U.S. Bank N.A.-Cayman
  1.04%                                        03/01/04      1,000,000     1,000,000,000
----------------------------------------------------------------------------------------
UBS A.G.-Cayman (Switzerland)
  1.05%                                        03/01/04        397,550       397,549,551
========================================================================================
      Total Time Deposits (Cost
         $2,197,549,551)                                                   2,197,549,551
========================================================================================

ASSET-BACKED SECURITIES-9.06%

CONSUMER RECEIVABLES-1.36%

Daimler Chrysler Auto Trust-Series 2004-A,
  Class A-1 Notes,
  (Acquired 02/24/04; Cost $115,000,000)
  1.07%(b)                                     03/08/05        115,000       115,000,000
----------------------------------------------------------------------------------------
GS Auto Loan Trust-Series 2004-1, Class A-1
  Notes,
  1.11%                                        02/15/05         48,000        48,000,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
CONSUMER RECEIVABLES-(CONTINUED)

USAA Auto Owner Trust-Series 2004-1, Class
  A-1 Notes,
  1.08%                                        03/15/05   $    134,000   $   134,000,000
========================================================================================
                                                                             297,000,000
========================================================================================

STRUCTURED-3.79%

Granite Mortgages PLC (United Kingdom)-Series
  2004-1, Class 1A-1, Floating Rate Bonds
  1.05%(e)                                     12/20/04        195,000       195,000,000
----------------------------------------------------------------------------------------
Holmes Financing (No. 7) PLC (United
  Kingdom)-Series 1, Class A, Floating Rate
  Bonds
  1.05%(e)                                     04/15/04         50,000        50,000,000
----------------------------------------------------------------------------------------
IKON Receivables Funding LLC-Lease-Backed
  Notes, Series 2003-1, Class A-1
  1.31%                                        05/17/04          7,942         7,941,529
----------------------------------------------------------------------------------------
Paragon Mortgages PLC (United Kingdom)-Series
  6A, Class A-1, Floating Rate Bonds
  (Acquired 10/06/03; Cost $120,546,765)
  1.11%(b)(e)                                  09/15/04        120,547       120,546,765
----------------------------------------------------------------------------------------
Permanent Financing (No. 2) PLC (United
  Kingdom)-Series 1, Class A, Floating Rate
  Bonds (Halifax PLC-ABS Program Sponsor)
  1.06%(e)                                     03/10/04        105,000       105,000,000
----------------------------------------------------------------------------------------
Permanent Financing (No. 3) PLC (United
  Kingdom)-Series 1, Class A, Floating Rate
  Bonds (Halifax PLC-ABS Program Sponsor)
  1.06%(e)                                     12/10/04        150,000       150,000,000
----------------------------------------------------------------------------------------
Residential Mortgage Securities (United
  Kingdom)
  Series 14A, Class A-1, Floating Rate Bonds
  (Acquired 03/17/03; Cost $40,621,902)
  1.13%(b)(e)                                  03/10/04         40,622        40,621,902
----------------------------------------------------------------------------------------
  Series 16A, Class A-1, Floating Rate Bonds
  (Acquired 09/16/03; Cost $23,392,512)
  1.12%(b)(e)                                  09/11/04         23,393        23,392,512
----------------------------------------------------------------------------------------
  Series 17A, Class A-1, Floating Rate Bonds
  (Acquired 02/10/04; Cost $134,000,000)
  1.10%(b)(e)                                  02/14/05        134,000       134,000,000
========================================================================================
                                                                             826,502,708
========================================================================================

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

STRUCTURED INVESTMENT VEHICLES/SECURITY
  ARBITRAGE-3.91%

Beta Finance Inc., Floating Rate MTN
  (Citibank International PLC-ABS Program
  Sponsor)
  (Acquired 05/19/03; Cost $89,111,606)
  1.23%(b)(d)                                  04/30/04   $     89,000   $    89,019,466
----------------------------------------------------------------------------------------
  (Acquired 05/08/03; Cost $50,000,000)
  1.06%(b)(d)                                  05/17/04         50,000        50,000,000
----------------------------------------------------------------------------------------
  (Acquired 06/09/03; Cost $99,990,000)
  1.06%(b)(d)                                  06/16/04        100,000        99,997,076
----------------------------------------------------------------------------------------
  (Acquired 10/02/03; Cost $149,970,000)
  1.04%(b)(e)                                  10/15/04        150,000       149,981,613
----------------------------------------------------------------------------------------
  (Acquired 10/06/03; Cost $199,960,000)
  1.04%(b)(e)                                  10/18/04        200,000       199,974,959
----------------------------------------------------------------------------------------
  (Acquired 10/06/03; Cost $164,967,000)
  1.04%(b)(e)                                  10/19/04        165,000       164,979,196
----------------------------------------------------------------------------------------
  (Acquired 10/06/03; Cost $99,980,000)
  1.04%(b)(e)                                  10/20/04        100,000        99,987,268
========================================================================================
                                                                             853,939,578
========================================================================================
      Total Asset-Backed Securities (Cost
         $1,977,442,286)                                                   1,977,442,286
========================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-5.69%

FEDERAL HOME LOAN BANK (FHLB)-3.39%

Unsec. Bonds,
  1.12%                                        07/12/04        235,000       235,000,000
----------------------------------------------------------------------------------------
  1.22%                                        08/04/04        100,000        99,993,010
----------------------------------------------------------------------------------------
  1.35%                                        11/09/04        180,000       180,000,000
----------------------------------------------------------------------------------------
  1.20%                                        02/28/05         75,000        74,930,000
----------------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,
  1.08%(c)                                     01/05/05        150,000       149,993,609
========================================================================================
                                                                             739,916,619
========================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.84%

Disc. Notes,
  1.09%(a)                                     04/01/04        167,588       167,430,201
----------------------------------------------------------------------------------------
Unsec. Global Notes,
  5.63%                                        05/14/04         50,000        50,428,498
----------------------------------------------------------------------------------------
  6.50%                                        08/15/04         47,061        48,161,810
----------------------------------------------------------------------------------------
Unsec. Notes,
  1.35%                                        10/22/04        135,000       135,000,000
========================================================================================
                                                                             401,020,509
========================================================================================

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

STUDENT LOAN MARKETING ASSOCIATION-0.46%

Global Notes,
  5.00%                                        06/30/04   $    100,000   $   101,315,397
========================================================================================
      Total U.S. Government Agency Securities
         (Cost $1,242,252,525)                                             1,242,252,525
========================================================================================

PROMISSORY NOTES-5.43%

Goldman Sachs Group, Inc. (The)
  (Acquired 08/04/03; Cost $250,000,000)
  1.26%(b)(f)                                  03/01/04        250,000       250,000,000
----------------------------------------------------------------------------------------
  (Acquired 10/07/03; Cost $200,000,000)
  1.13%(b)(e)(f)                               03/08/04        200,000       200,000,000
----------------------------------------------------------------------------------------
  (Acquired 10/07/03; Cost $200,000,000)
  1.16%(b)(c)(f)                               03/08/04        200,000       200,000,000
----------------------------------------------------------------------------------------
  (Acquired 07/25/03; Cost $120,000,000)
  1.23%(b)(d)(f)                               06/21/04        120,000       120,000,000
----------------------------------------------------------------------------------------
  (Acquired 12/30/03; Cost $165,000,000)
  1.24%(b)(f)                                  06/28/04        165,000       165,000,000
----------------------------------------------------------------------------------------
  (Acquired 12/16/03; Cost $250,000,000)
  1.25%(b)(f)                                  07/13/04        250,000       250,000,000
========================================================================================
      Total Promissory Notes (Cost
         $1,185,000,000)                                                   1,185,000,000
========================================================================================

VARIABLE RATE DEMAND NOTES-5.04%(G)

CORPORATE GUARANTEED-0.00%

Mississippi (State of) Business Finance Corp.
  (General Electric Plastics Project);
  Taxable Series 1998 IDR
  (Acquired 12/23/03; Cost $1,000)
  1.08%(b)(e)(h)                               02/01/23              1             1,000
========================================================================================

INSURED-2.06%(I)

Alaska (State of) Housing Finance Corp.;
  Taxable Home Mortgage Series 2002 B RB
  0.95%(j)                                     12/01/36          8,100         8,100,000
----------------------------------------------------------------------------------------
Berks (County of) Pennsylvania Industrial
  Development Authority (Lutheran Services);
  Health Care Series 1998 A IDR
  1.16%(j)(k)                                  01/01/28          1,804         1,804,000
----------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Housing Mortgage Finance
  Program); Taxable Series 1998 F-2 RB
  1.09%(j)                                     11/15/16         14,639        14,639,386
----------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Housing Mortgage Finance
  Program); Taxable Series 2002 A-5 RB
  1.10%(j)                                     05/15/33         18,007        18,007,460
----------------------------------------------------------------------------------------
Fairview (City of), Minnesota Hospital &
  Healthcare Services; ACES Series 1994 A RB
  1.10%(j)(k)                                  11/01/15          4,200         4,200,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Florida (State of) Baptist Health System of
  South Florida; Taxable Series 1995 RB
  Series A, 1.09%(j)                           05/15/17   $        200   $       200,000
----------------------------------------------------------------------------------------
  Series B, 1.09%(j)                           05/15/25          1,064         1,063,522
----------------------------------------------------------------------------------------
Florida (State of) Housing Finance Agency;
  Taxable Series 1993 A RB
  1.04%(j)                                     01/01/34         31,000        31,000,000
----------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.
  (Affordable Housing); Taxable Series 2002 A
  RB
  1.06%(j)                                     01/01/47         39,020        39,020,000
----------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.;
  Taxable Series 2000 A RB
  1.04%(j)                                     01/01/45         58,740        58,740,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Student Loan RB
  Taxable Series 1998 B,
  1.08%(j)                                     09/01/32         14,370        14,370,000
----------------------------------------------------------------------------------------
  Taxable Series 1999 B-I RB,
  1.08%(j)                                     09/01/34         10,700        10,700,000
----------------------------------------------------------------------------------------
  Taxable Series 1999 B-II RB,
  1.08%(j)                                     09/01/34          2,000         2,000,000
----------------------------------------------------------------------------------------
  Taxable Series 1999 B-III RB,
  1.08%(j)                                     09/01/34          4,650         4,650,000
----------------------------------------------------------------------------------------
Loanstar Asset Partners II; Student Loan
  RB(b)
  (Acquired 11/14/02; Cost $25,000,000)
  Series 2001 Tranche 1,
  1.08%(j)                                     09/01/36         25,000        25,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $60,000,000)
  Series 2002 Tranche 1,
  1.08%(j)                                     08/01/37         60,000        60,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $40,000,000)
  Series 2002 Tranche 2,
  1.08%(j)                                     08/01/37         40,000        40,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $50,000,000)
  Series 2002 Tranche 3,
  1.08%(j)                                     08/01/37         50,000        50,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $50,000,000)
  Series 2002 Tranche 4,
  1.08%(j)                                     08/01/37         50,000        50,000,000
----------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority; Taxable Series 2000 C RB
  1.09%(j)                                     12/01/20          4,558         4,558,000
----------------------------------------------------------------------------------------
Montgomery (City of), Alabama BMC Special
  Care Facilities Financing Authority
  (Baptist Health); Taxable Series 1998 C RB
  1.11%(j)                                     11/15/29          6,999         6,999,451
----------------------------------------------------------------------------------------
New Orleans (City of), Louisiana; Taxable
  Pension Series 2000 RB
  1.09%(j)                                     09/01/30          4,200         4,200,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Omaha (City of), Nebraska (Riverfront
  Development); Taxable Special Obligation
  Series 2002 B RB
  1.19%(j)                                     02/01/26   $        235   $       235,000
========================================================================================
                                                                             449,486,819
========================================================================================

LETTER OF CREDIT GUARANTEED-2.98%(L)

Advocare of South Carolina; Series 1997 Bonds
  (LOC-Wachovia Bank N.A.)
  (Acquired 03/28/02; Cost $9,800,000)
  1.09%(b)(j)                                  06/01/17          9,800         9,800,000
----------------------------------------------------------------------------------------
AtlantiCare Health Services; Series 2003
  Floating Rate Notes (LOC-Wachovia Bank
  N.A.)
  1.10%(j)                                     10/01/33         17,355        17,355,000
----------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Wachovia Bank N.A.)
  1.11%(j)                                     02/01/15         48,085        48,085,000
----------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project); Series 1999 B RB
  (LOC-Wachovia Bank N.A.)
  1.10%(j)                                     01/01/29          1,100         1,100,000
----------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank N.A.)
  (Acquired 07/31/03; Cost $4,030,000)
  1.11%(b)(j)                                  07/01/08          4,030         4,030,000
----------------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Series 1997 A RB (LOC-Michigan
  National Bank)
  1.07%(d)                                     02/15/27         10,099        10,099,000
----------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project); Taxable Series 2001 I RB
  (LOC-Wachovia Bank N.A.)
  1.11%(j)                                     12/01/36         39,920        39,920,000
----------------------------------------------------------------------------------------
Brooks (County of), Georgia Development
  Authority (Langboard Inc. Project); Taxable
  Series 2003 IDR (LOC-Bank of America N.A.)
  1.09%(j)                                     04/01/18          9,999         9,999,000
----------------------------------------------------------------------------------------
Brosis Finance, LLC; Series 1999 Bonds
  (LOC-Wachovia Bank N.A.)
  1.09%(j)                                     09/01/19         17,900        17,900,000
----------------------------------------------------------------------------------------
Capital One Funding Corp., Floating Rate
  Notes (LOC-Bank One N.A.)
  1.11%(j)                                     12/02/19         12,861        12,861,000
----------------------------------------------------------------------------------------
  (Acquired 07/31/03; Cost $4,030,000)
  1.11%(b)(j)                                  07/01/20          8,643         8,643,000
----------------------------------------------------------------------------------------
  1.11%(j)                                     09/01/20          1,271         1,271,178
----------------------------------------------------------------------------------------
  1.11%(j)                                     05/01/26          7,300         7,300,000
----------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002 Bonds
  (LOC-Wachovia Bank N.A.)
  (Acquired 07/31/03; Cost $18,500,000)
  1.09%(b)(j)                                  09/01/34         18,500        18,500,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Chatham Capital Corp.; Series 2000 Floating
  Rate Notes (LOC-Bank One N.A.)
  1.11%(j)                                     07/01/20   $     14,449   $    14,449,000
----------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank N.A.)
  (Acquired 05/31/02; Cost $435,000)
  1.11%(b)(j)                                  08/31/16            435           435,000
----------------------------------------------------------------------------------------
Fayette (County of), Ohio (Fayette County
  Memorial Hospital); Series 2003 RB
  (LOC-National City Bank)
  1.12%(j)                                     08/01/23            300           300,000
----------------------------------------------------------------------------------------
Folk Financial Services Inc.-Series A,
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  1.12%(j)                                     10/15/27          5,125         5,125,000
----------------------------------------------------------------------------------------
Garlands of Barrington; Floating Rate Notes
  (LOC-Bank One N.A.)
  1.11%(j)                                     04/01/32         11,100        11,100,000
----------------------------------------------------------------------------------------
Gulf States Paper Corp.; Series 1998 Unsec.
  Floating Rate Bonds (LOC-Wachovia Bank
  N.A.)
  1.07%(j)                                     11/01/18         25,000        25,000,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1997 RB (LOC-Bank One Chicago N.A.)
  1.08%(j)                                     09/01/31          7,800         7,800,000
----------------------------------------------------------------------------------------
JCR Harbour Pointe LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.10%(j)                                     02/01/09          2,300         2,300,000
----------------------------------------------------------------------------------------
JPV Capital LLC; Floating Rate Notes
  (LOC-Standard Federal)
  1.16%(j)                                     12/01/39          2,000         2,000,000
----------------------------------------------------------------------------------------
JRC Hampton Bay LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.10%(j)                                     02/01/09          5,815         5,815,000
----------------------------------------------------------------------------------------
Kamps Capital LLC; Floating Rate Notes
  (LOC-Federal Home Loan Bank)
  1.04%(j)                                     09/01/33          7,638         7,638,388
----------------------------------------------------------------------------------------
Lehigh (County of), Pennsylvania (Bouras
  Industries); Taxable Series 2002 C RB
  (LOC-Wachovia Bank N.A.)
  1.14%(j)                                     11/01/13          2,244         2,244,000
----------------------------------------------------------------------------------------
Liberty (County of), Georgia Industrial
  Development Authority (Hugo Boss Inc.
  Project); Taxable Series 2002 RB
  (LOC-Wachovia Bank N.A.)
  1.16%(j)                                     01/01/18          4,960         4,960,000
----------------------------------------------------------------------------------------
LP Pinewood SPV; Notes (LOC-Wachovia Bank
  N.A.)
  1.09%(j)                                     02/01/18         55,200        55,200,000
----------------------------------------------------------------------------------------
Macatawa Capital; Floating Rate Notes
  (LOC-Fifth Third Bank)
  1.09%(j)                                     12/01/53          4,660         4,660,000
----------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture Development
  Corp.); Series 2001 RB (LOC-Bank One
  Milwaukee N.A.; Firstar Bank N.A.; M&I
  Marshall & Ilsley; Northern Trust Co.)
  1.11%(j)                                     06/01/36         31,623        31,623,256
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); Series 2002 IDR
  (LOC-Wachovia Bank N.A.)
  1.09%(j)                                     05/01/17   $     40,000   $    40,000,000
----------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Bethesda Health
  Group); Series 2001 B RB (LOC-U.S. Bank
  N.A.)
  1.07%(d)                                     08/01/31         17,905        17,905,000
----------------------------------------------------------------------------------------
New York (State of) Anti-Defamation League
  Foundation; Taxable Series 2004 A RB
  (LOC-Bank of New York)
  1.07%(j)                                     01/01/34          6,000         6,000,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Taxable Service Contract Series 2003 F RB
  (LOC-State Street Bank & Trust Co.)
  1.07%(j)                                     09/15/07              1             1,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Taxable Service Contract Series 2003 H RB
  (LOC-Dexia Credit Local)
  1.08%(j)                                     09/15/08         12,108        12,107,524
----------------------------------------------------------------------------------------
North Carolina (State of) Roman Catholic
  Diocese of Charlotte; Series 2002 Floating
  Rate Bonds (LOC-Wachovia Bank N.A.)
  1.09%(j)                                     05/01/14         13,697        13,697,000
----------------------------------------------------------------------------------------
Port Blakely (Communities of), Washington;
  Taxable Series 2001 C RB (LOC-Bank of
  America N.A.)
  1.10%(j)                                     02/15/21              1             1,000
----------------------------------------------------------------------------------------
R.G. Ray Corp.; Floating Rate Bonds
  (LOC-LaSalle Bank N.A.)
  1.19%(j)                                     01/01/15          3,409         3,409,000
----------------------------------------------------------------------------------------
Richmond (City of), Virginia Redevelopment &
  Housing Authority (Old Manchester); Series
  1995 B RB (LOC-Wachovia Bank N.A.)
  1.15%(e)                                     12/01/25            590           590,000
----------------------------------------------------------------------------------------
Rockwood Quarry LLC; Floating Rate Notes
  (LOC-Fifth Third Bank)
  1.07%(j)                                     12/01/22          4,999         4,999,000
----------------------------------------------------------------------------------------
S&L Capital LLC; Floating Rate Notes
  (LOC-Comerica Bank)
  1.14%(e)                                     11/04/42            774           774,000
----------------------------------------------------------------------------------------
San Jose (City of), California Redevelopment
  Agency (Merged Area); Taxable Series 2002 G
  RB (LOC-Bank of New York)
  1.10%(j)                                     08/01/29            976           975,657
----------------------------------------------------------------------------------------
Sebastian Commons L.P.; Floating Rate Notes
  (LOC-Bank of America N.A.)
  1.12%(j)                                     09/01/28          3,974         3,974,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Shepherd Capital LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.09%(j)                                     11/01/52   $      9,870   $     9,870,000
----------------------------------------------------------------------------------------
  1.09%(j)                                     05/01/53         15,000        15,000,000
----------------------------------------------------------------------------------------
  (LOC-Standard Federal Bank)
  1.09%(j)                                     08/01/53         11,000        11,000,000
----------------------------------------------------------------------------------------
  (LOC-Federal Home Loan Bank)
  1.04%(j)                                     10/01/53          4,366         4,365,847
----------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Anderson College); Taxable
  Series 1998 C RB (LOC-Wachovia Bank N.A.)
  1.16%(j)                                     10/01/23          2,880         2,879,670
----------------------------------------------------------------------------------------
Southeastern Retirement Association, Inc.;
  Series 1999 Floating Rate Bonds
  (LOC-Wachovia Bank N.A.)
  (Acquired 05/16/02; Cost $60,000)
  1.11%(b)(j)                                  08/01/19             60            60,000
----------------------------------------------------------------------------------------
TP Racing L.L.L.P.; Floating Rate Series 2000
  Notes (LOC-Bank One Trust Co. N.A.)
  1.11%(j)                                     06/01/30         28,780        28,780,000
----------------------------------------------------------------------------------------
Union (County of), Arkansas (Del-Tin Fiber
  LLC Project); Taxable Series 1998 IDR
  (LOC-Bank One Chicago N.A.)
  1.11%(j)                                     10/01/27         22,400        22,400,000
----------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Taxable Series 2001 RB
  (LOC-Wachovia Bank N.A.)
  1.11%(j)                                     07/01/26         47,645        47,645,000
----------------------------------------------------------------------------------------
Wake Forest University; Floating Rate Series
  1997 Bonds (LOC-Wachovia Bank N.A.)
  1.09%(j)                                     07/01/17          6,900         6,900,000
----------------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital; Taxable
  Series 2003 RB (LOC-Bank One N.A.)
  1.10%(j)                                     11/01/23          8,800         8,800,000
========================================================================================
                                                                             649,646,520
========================================================================================
      Total Variable Rate Demand Notes (Cost
         $1,099,134,339)                                                   1,099,134,339
========================================================================================

MEDIUM-TERM NOTES-4.13%

Allstate Life Global Funding II, Floating
  Rate MTN
  (Acquired 11/18/03; Cost $130,000,000)
  1.09%(b)(e)                                  12/15/04        130,000       130,000,000
----------------------------------------------------------------------------------------
Associates Corp. of North America, Sr. Global
  MTN
  5.80%                                        04/20/04         49,000        49,311,014
----------------------------------------------------------------------------------------
General Electric Capital Corp., Floating Rate
  MTN
  1.18%(e)                                     09/08/04        332,900       332,900,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
MEDIUM-TERM NOTES-(CONTINUED)

MetLife Global Funding
  Floating Rate Global MTN (Acquired
  08/20/03; Cost $90,000,000)
  1.11%(b)(e)                                  09/15/04   $     90,000   $    90,000,000
----------------------------------------------------------------------------------------
  Floating Rate MTN (Acquired 04/03/03; Cost
  $99,300,000)
  1.11%(b)(e)                                  09/27/04         99,300        99,300,000
----------------------------------------------------------------------------------------
National Australia Bank Ltd. (Australia)
  Floating Rate Euro MTN
  1.15%(c)                                     03/12/04         50,000        50,000,478
----------------------------------------------------------------------------------------
  Unsub. Floating Rate Euro MTN
  1.15%(c)                                     05/02/04         50,000        50,003,435
----------------------------------------------------------------------------------------
Royal Bank of Canada (Canada), Yankee
  Floating Rate MTN
  1.08%(e)                                     11/10/04        100,000       100,000,000
========================================================================================
      Total Medium-Term Notes (Cost
         $901,514,927)                                                       901,514,927
========================================================================================

FUNDING AGREEMENTS-2.20%

New York Life Insurance Co.
  (Acquired 04/03/03; Cost $265,000,000)
  1.18%(b)(e)(f)                               04/07/04        265,000       265,000,000
----------------------------------------------------------------------------------------
Travelers Insurance Co.
  (Acquired 11/25/03; Cost $115,000,000)
  1.22%(b)(c)(f)                               11/24/04        115,000       115,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/27/03; Cost $100,000,000)
  1.22%(b)(c)(f)                               08/27/04        100,000       100,000,000
========================================================================================
      Total Funding Agreements (Cost
         $480,000,000)                                                       480,000,000
========================================================================================

BANK NOTES-2.08%

BNP Paribas Securities Corp.-New York Branch
  (France), Floating Rate Notes,
  1.04%(d)                                     06/07/04        200,000       199,989,143
----------------------------------------------------------------------------------------
National City Bank of Indiana, Floating Rate
  Notes,
  1.04%(d)                                     06/14/04        100,000        99,994,251
----------------------------------------------------------------------------------------
National City Bank, Floating Rate Notes,
  1.27%(c)                                     06/29/04         30,000        30,012,866
----------------------------------------------------------------------------------------
Wachovia Bank, N.A., Floating Rate Notes,
  1.34%(c)                                     06/24/04         25,000        25,017,423
----------------------------------------------------------------------------------------
Wells Fargo Bank, N.A., Floating Rate Notes,
  1.04%(d)                                     05/10/04        100,000       100,000,000
========================================================================================
      Total Bank Notes (Cost $455,013,683)                                   455,013,683
========================================================================================

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS-1.92%(M)

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 02/24/04; Cost $400,000,000)
  1.20%(b)(n)                                  03/25/04   $    400,000   $   400,000,000
----------------------------------------------------------------------------------------
  (Acquired 02/23/04; Cost $18,000,000)
  1.20%(b)(n)                                  08/23/04         18,000        18,000,000
========================================================================================
      Total Master Note Agreements (Cost
      $418,000,000)                                                          418,000,000
========================================================================================

PUTTABLE RESET NOTES-1.28%

Merck & Co., Inc.; PURS Notes
  (Acquired 02/23/04; Cost $103,170,600)
  4.48%(b)                                     02/22/05        100,000       103,109,794
----------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  5.20%                                        06/01/04        175,000       176,858,847
========================================================================================
      Total Puttable Reset Notes (Cost
         $279,968,641)                                                       279,968,641
========================================================================================
      Total Investments (excluding Repurchase
         Agreements) (Cost $18,977,923,744)                               18,977,923,744
========================================================================================

REPURCHASE AGREEMENTS-14.14%

Banc One Capital Markets Group
  1.06%(o)                                     03/01/04          6,000         6,000,000
----------------------------------------------------------------------------------------
Bank of America Securities LLC
  1.05%(p)                                     03/01/04        108,000       108,000,000
----------------------------------------------------------------------------------------
  1.06%(q)                                     03/01/04         93,000        93,000,000
----------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.01%(r)                                     03/01/04        207,138       207,138,103
----------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.06%(s)                                     03/01/04         30,000        30,000,000
----------------------------------------------------------------------------------------
  1.12%(t)                                     03/01/04        250,000       250,000,000
----------------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.16%(u)                                     07/09/04        300,000       300,000,000
----------------------------------------------------------------------------------------
J.P. Morgan Securities Inc.
  1.06%(v)                                     03/01/04         15,694        15,693,749
----------------------------------------------------------------------------------------
  1.06%(w)                                     03/01/04        110,000       110,000,000
----------------------------------------------------------------------------------------
Lehman Brothers Inc.
  1.00%(x)                                     03/01/04        200,000       200,000,000
----------------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.06%(y)                                     03/01/04        173,000       173,000,000
----------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.05%(z)                                     03/01/04        372,309       372,308,890
----------------------------------------------------------------------------------------
  1.05%(aa)                                    03/01/04         70,000        70,000,000
----------------------------------------------------------------------------------------
  1.06%(ab)                                    05/18/04        250,000       250,000,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Wachovia Securities, Inc.
  1.06%(ac)                                    03/01/04   $    243,000   $   243,000,000
----------------------------------------------------------------------------------------
  1.08%(ad)                                    03/01/04        500,000       500,000,000
----------------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.06%(ae)                                    03/01/04        158,000       158,000,000
========================================================================================
      Total Repurchase Agreements (Cost
         $3,086,140,742)                                                   3,086,140,742
________________________________________________________________________________________
========================================================================================
TOTAL INVESTMENTS-101.09% (Cost
  $22,064,064,486)(af)                                                    22,064,064,486
________________________________________________________________________________________
========================================================================================
OTHER ASSETS LESS LIABILITIES-(1.09%)                                       (237,832,669)
________________________________________________________________________________________
========================================================================================
NET ASSETS-100.00%                                                       $21,826,231,817
________________________________________________________________________________________
========================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
ACES    - Automatically Convertible Extendable Security
Disc.   - Discounted
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
PCR     - Pollution Control Revenue Bonds
PURS    - Puttable Reset Securities
RB      - Revenue Bonds
Sr.     - Senior
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 02/29/04 was $7,890,006,577, which represented 36.15% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on 02/29/04.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on 02/29/04.
(e) Interest rate is redetermined monthly. Rate shown is the rate in effect on 02/29/04.
(f) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 02/29/04 was $1,665,000,000 which represented 7.63% of the Fund's net assets.
(g) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(h)  Principal and interest payments are guaranteed by the corporate guarantor.
(i) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(j) Interest rate is redetermined weekly. Rate shown is the rate in effect on 02/29/04.
(k)  Interest on these securities is taxable income to the Fund.
(l) Principal and interest payments are guaranteed by the letter of credit agreement.
(m) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates
(n) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business days notice. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 1/31/04.
(o) Joint repurchase agreement entered into 02/27/04 with a maturing value of $150,013,250. Collateralized by $147,930,000 U.S. Government obligations, 0% to 7.99% due 03/05/04 to 01/30/09 with an aggregate market value at 02/29/04 of $153,002,843.

(p) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $256,178,000 U.S. Government obligations, 0% due 05/25/04 to 08/25/04 with an aggregate market value at 02/29/04 of $255,000,086.
(q) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $279,051,721 U.S. Government obligations, 5.50% due 06/01/33 to 01/01/34 with an aggregate market value at 02/29/04 of $255,000,001.
(r) Joint repurchase agreement entered into 02/27/04 with a maturing value of $700,058,917. Collateralized by $703,261,000 U.S. Treasury obligations, 1.87% to 6.00% due 08/15/04 to 02/15/31 with an aggregate market value at 02/29/04 of $714,000,583.
(s) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $248,222,000 U.S. Government obligations, 0% to 5.25% due 03/10/04 to 03/22/07 with an aggregate market value at 02/29/04 of $255,000,595.
(t) Repurchase agreement entered into 02/27/04 with a maturing value of $250,023,333. Collateralized by $256,119,117 corporate obligations, 0% to 7.50% due 03/15/05 to 03/20/44 with a market value at 02/29/04 of
     $262,500,001.
(u) Term repurchase agreement entered into 06/10/03; however either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $307,316,000 U.S. Treasury obligations, 0% due 07/22/04 to 08/12/04 with an aggregate market value at 02/29/04 of $306,002,995.
(v) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $245,325,127 U.S. Government obligations, 4.50% to 7.00% due 05/01/18 to 02/01/34 with an aggregate market value at 02/29/04 of $255,000,589.
(w) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $358,537,000 U.S. Government obligations, 0% to 9.38% due 01/15/06 to 04/15/30 with an aggregate market value at 02/29/04 of $255,001,416.
(x) Repurchase agreement entered into 02/27/04 with a maturing value of $200,016,667. Collateralized by $392,824,433 U.S. Treasury obligations, 0% to 11.25% due 02/15/10 to 02/15/26 with a market value at 02/29/04 of
     $204,001,000.
(y) Joint repurchase agreement entered into 02/27/04 with a maturing value of $400,035,333. Collateralized by $453,321,009 U.S. Government & U.S. Treasury obligations, 0% to 7.50% due 08/15/06 to 01/01/34 with an aggregate market value at 02/29/04 of $408,000,114.
(z) Joint repurchase agreement entered into 02/27/04 with a maturing value of $750,065,625. Collateralized by $768,989,000 U.S. Government obligations, 0% due 04/16/04 to 03/10/06 with an aggregate market value at 02/29/04 of $765,004,871.
(aa) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $246,873,682 U.S. Government obligations, 4.00% to 8.75% due 08/01/08 to 03/01/34 with an aggregate market value at 02/29/04 of $255,001,069.
(ab) Term repurchase agreement entered into 11/29/04; however either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $245,589,512 U.S. Treasury obligations, 4.50% to 9.00% due 10/01/08 to 02/01/34 with an aggregate market value at 02/29/04 of $255,000,388.
(ac) Joint repurchase agreement entered into 02/27/04 with a maturing value of $400,035,333. Collateralized by $417,224,604 U.S. Government & U.S. Treasury obligations, 0% to 10.35% due 03/31/04 to 03/01/34 with an aggregate market value at 02/29/04 of $408,001,642.
(ad) Joint repurchase agreement entered into 02/27/04 with a maturing value of $500,045,000. Collateralized by $497,700,240 U.S. Government obligations, 0% to 6.14% due 11/01/08 to 03/01/34 with an aggregate market value at 02/29/04 of $510,000,001.
(ae) Joint repurchase agreement entered into 02/27/04 with a maturing value of $300,026,500. Collateralized by $288,919,000 U.S. Government obligations, 4.80% to 6.50% due 05/14/04 to 09/02/10 with an aggregate market value at 02/29/04 of $306,000,280.
(af) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

February 29, 2004
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $18,977,923,744
-----------------------------------------------------------------------------
Repurchase agreements (amortized cost)                          3,086,140,742
=============================================================================
    Total investments (amortized cost)                         22,064,064,486
=============================================================================
Receivables for:
  Interest                                                         31,038,411
-----------------------------------------------------------------------------
  Amount due from advisor                                             228,056
-----------------------------------------------------------------------------
Investment for deferred compensation and retirement plans             797,772
-----------------------------------------------------------------------------
Other assets                                                           93,619
=============================================================================
    Total assets                                               22,096,222,344
_____________________________________________________________________________
=============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                           249,000,000
-----------------------------------------------------------------------------
  Dividends                                                        17,391,663
-----------------------------------------------------------------------------
  Deferred compensation and retirement plans                        1,533,987
-----------------------------------------------------------------------------
Accrued distribution fees                                             743,198
-----------------------------------------------------------------------------
Accrued trustees' fees                                                 31,917
-----------------------------------------------------------------------------
Accrued transfer agent fees                                           910,396
-----------------------------------------------------------------------------
Accrued operating expenses                                            379,366
=============================================================================
    Total liabilities                                             269,990,527
=============================================================================
Net assets applicable to shares outstanding                   $21,826,231,817
_____________________________________________________________________________
=============================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $21,823,658,668
-----------------------------------------------------------------------------
  Undistributed net investment income                                    (502)
-----------------------------------------------------------------------------
  Undistributed net realized gain from investment securities        2,573,651
=============================================================================
                                                              $21,826,231,817
_____________________________________________________________________________
=============================================================================


NET ASSETS:

Institutional Class                                           $15,848,568,588
_____________________________________________________________________________
=============================================================================
Private Investment Class                                      $   734,159,625
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                     $    46,744,931
_____________________________________________________________________________
=============================================================================
Cash Management Class                                         $ 4,085,571,229
_____________________________________________________________________________
=============================================================================
Reserve Class                                                 $    70,015,650
_____________________________________________________________________________
=============================================================================
Resource Class                                                $ 1,041,171,794
_____________________________________________________________________________
=============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES AUTHORIZED:

Institutional Class                                            15,846,551,880
_____________________________________________________________________________
=============================================================================
Private Investment Class                                          734,078,738
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                          46,743,809
_____________________________________________________________________________
=============================================================================
Cash Management Class                                           4,085,177,676
_____________________________________________________________________________
=============================================================================
Reserve Class                                                      70,015,362
_____________________________________________________________________________
=============================================================================
Resource Class                                                  1,041,090,701
_____________________________________________________________________________
=============================================================================
  Net asset value, offering and redemption price per share
    for each class                                            $          1.00
_____________________________________________________________________________
=============================================================================

See accompanying notes which are an integral part of the financial statements.

For the six months ended February 29, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $134,469,612
--------------------------------------------------------------------------
Interest from affiliates                                             6,281
==========================================================================
    Total investment income                                    134,475,893
==========================================================================

EXPENSES:

Advisory fees                                                   18,178,558
--------------------------------------------------------------------------
Administrative services fees                                       612,205
--------------------------------------------------------------------------
Custodian fees                                                     461,798
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,468,414
--------------------------------------------------------------------------
  Personal Investment Class                                        166,173
--------------------------------------------------------------------------
  Cash Management Class                                          2,239,299
--------------------------------------------------------------------------
  Reserve Class                                                    315,974
--------------------------------------------------------------------------
  Resource Class                                                 1,159,945
--------------------------------------------------------------------------
Transfer agent fees                                              1,939,940
--------------------------------------------------------------------------
Trustees' fees                                                     201,099
--------------------------------------------------------------------------
Other                                                              401,703
==========================================================================
    Total expenses                                              28,145,108
==========================================================================
Less: Fees waived                                               (8,771,722)
==========================================================================
    Net expenses                                                19,373,386
==========================================================================
Net investment income                                          115,102,507
==========================================================================
Net realized gain (loss) from investment securities               (105,308)
==========================================================================
Net increase in net assets resulting from operations          $114,997,199
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2004 and the year ended August 31, 2003 (Unaudited)

                                                            FEBRUARY 29,          AUGUST 31,
                                                                2004                 2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                    $   115,102,507      $   437,437,928
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (105,308)             222,356
===============================================================================================
    Net increase in net assets resulting from operations       114,997,199          437,660,284
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (86,593,829)        (339,841,789)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                      (3,409,635)          (9,944,836)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                        (97,435)            (251,405)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                        (20,382,592)         (72,636,877)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    (38,072)            (240,042)
-----------------------------------------------------------------------------------------------
  Resource Class                                                (4,580,944)         (14,522,979)
===============================================================================================
    Decrease in net assets resulting from distributions       (115,102,507)        (437,437,928)
===============================================================================================
Share transactions-net:
  Institutional Class                                       (5,392,053,175)      (7,882,172,341)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                    (244,220,976)         169,919,767
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (520,899)          16,988,324
-----------------------------------------------------------------------------------------------
  Cash Management Class                                       (388,000,022)      (1,286,520,760)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                 12,933,684            5,802,855
-----------------------------------------------------------------------------------------------
  Resource Class                                              (198,202,676)        (306,784,517)
===============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                    (6,210,064,064)      (9,282,766,672)
===============================================================================================
    Net increase (decrease) in net assets                   (6,210,169,372)      (9,282,544,316)
===============================================================================================
NET ASSETS:

  Beginning of period                                       28,036,401,189       37,318,945,505
===============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(502) and $(502) for 2004 and 2003,
    respectively)                                          $21,826,231,817      $28,036,401,189
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 29, 2004
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On November 24, 2003, the Fund was restructured from a separate series of Short-Term Investments Co. to a new series portfolio of the Trust.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such expense limitations prior to the end of each fiscal year. For the six months ended February 29, 2004, AIM waived fees of $7,251,107.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2004, AIM was paid $612,205 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 29, 2004, AISI retained $1,774,061 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the

Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, and 0.87%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the six months ended February 29, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,481,048, $121,860, $1,791,439, $274,897 and $1,159,945, respectively, after
FMC waived plan fees of $987,366, $44,312, $447,860, $41,077 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended February 29, 2004, the Fund paid legal fees of $46,210 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the six months ended February 29, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds and INVESCO Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period:

                                     TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE
                                       INCREASES IN   DECREASES IN                    DAILY
                          ADVANCES       ADVANCES       ADVANCES       ADVANCES      ADVANCES
                         OUTSTANDING        TO             TO         OUTSTANDING       TO       INTEREST
                          08/31/03      AFFILIATES     AFFILIATES      02/29/04     AFFILIATES    INCOME
---------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund      $   --      $188,069,000   $(188,069,000)    $   --      $3,419,436    $6,149
---------------------------------------------------------------------------------------------------------
INVESCO Gold & Precious
  Metals Fund                  --        4,024,000      (4,024,000)         --      2,012,000        132
=========================================================================================================
                           $   --      $192,093,000   $(192,093,000)    $   --      $5,431,436    $6,281
_________________________________________________________________________________________________________
=========================================================================================================



NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                       CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------
                                       SIX MONTHS ENDED                            YEAR ENDED
                                       FEBRUARY 29, 2004                         AUGUST 31, 2003
                             -------------------------------------    -------------------------------------
                                  SHARES              AMOUNT               SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class         123,731,475,297    $ 123,731,475,297     419,054,374,755    $ 419,054,374,755
-----------------------------------------------------------------------------------------------------------
  Private Investment Class      4,071,471,016        4,071,471,016       9,405,817,790        9,405,817,790
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class       111,685,772          111,685,772         133,770,375          133,770,375
-----------------------------------------------------------------------------------------------------------
  Cash Management Class        27,886,226,360       27,886,226,360      66,799,786,336       66,799,786,336
-----------------------------------------------------------------------------------------------------------
  Reserve Class                   110,100,296          110,100,296         102,414,453          102,414,453
-----------------------------------------------------------------------------------------------------------
  Resource Class                4,416,579,995        4,416,579,995       8,435,843,716        8,435,843,716
===========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class              29,373,013           29,373,013          93,354,431           93,354,431
-----------------------------------------------------------------------------------------------------------
  Private Investment Class          1,120,801            1,120,801           4,021,536            4,021,536
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class            75,212               75,212             178,509              178,509
-----------------------------------------------------------------------------------------------------------
  Cash Management Class            11,563,019           11,563,019          44,707,654           44,707,654
-----------------------------------------------------------------------------------------------------------
  Reserve Class                        34,510               34,510             257,929              257,929
-----------------------------------------------------------------------------------------------------------
  Resource Class                    3,732,648            3,732,648          12,586,231           12,586,231
===========================================================================================================
Reacquired:
  Institutional Class        (129,152,901,485)    (129,152,901,485)   (427,029,901,527)    (427,029,901,527)
-----------------------------------------------------------------------------------------------------------
  Private Investment Class     (4,316,812,793)      (4,316,812,793)     (9,239,919,559)      (9,239,919,559)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (112,281,883)        (112,281,883)       (116,960,560)        (116,960,560)
-----------------------------------------------------------------------------------------------------------
  Cash Management Class       (28,285,789,401)     (28,285,789,401)    (68,131,014,750)     (68,131,014,750)
-----------------------------------------------------------------------------------------------------------
  Reserve Class                   (97,201,122)         (97,201,122)        (96,869,527)         (96,869,527)
-----------------------------------------------------------------------------------------------------------
  Resource Class               (4,618,515,319)      (4,618,515,319)     (8,755,214,464)      (8,755,214,464)
===========================================================================================================
                               (6,210,064,064)   $  (6,210,064,064)     (9,282,766,672)   $  (9,282,766,672)
___________________________________________________________________________________________________________
===========================================================================================================

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                          CASH MANAGEMENT CLASS
                             --------------------------------------------------------------------------------
                             SIX MONTHS
                                ENDED                              YEAR ENDED AUGUST 31,
                             FEBRUARY 29,      --------------------------------------------------------------
                                2004              2003         2002         2001         2000         1999
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                   $     1.00       $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income            0.005             0.01         0.02         0.05         0.06         0.05
=============================================================================================================
Less distributions from net
  investment income               (0.005)           (0.01)       (0.02)       (0.05)       (0.06)       (0.05)
=============================================================================================================
Net asset value, end of
  period                      $     1.00       $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(a)                     0.45%            1.24%        2.08%        5.45%        6.04%        5.09%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)              $4,085,571       $4,473,591   $5,760,074   $5,499,916   $3,528,435   $1,078,777
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to
  average net assets:
  With fee waivers                  0.20%(b)         0.19%        0.19%        0.18%        0.17%        0.17%
-------------------------------------------------------------------------------------------------------------
  Without fee waivers               0.28%(b)         0.27%        0.29%        0.29%        0.29%        0.28%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of net investment
  income to average net
  assets                            0.91%(b)         1.26%        2.04%        5.11%        5.96%        4.94%
_____________________________________________________________________________________________________________
=============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $4,503,206,291.

NOTE 9--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG currently serves as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF. On April 30, 2004, AIM will succeed IFG as the investment advisor to IVIF.

The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A. Regulatory Inquiries and Actions
  --------------------------------

  1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B. Private Actions
  ---------------

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG have already been transferred to the District of Maryland in accordance with the Panel's directive. IFG anticipates that in time most or all of the actions pending against it will be transferred to the multidistrict litigation.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Liquid Assets Portfolio ("Fund"), a portfolio of Short-Term Investments Trust (formerly a portfolio of Short-Term Investments Company, Inc.), ("Company"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purposes:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

(2) To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as new series portfolio of Short-Term Investments Trust, an existing Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

                                                                           WITHHOLDING
      TRUSTEES/MATTER                                       VOTES FOR       AUTHORITY
      ---------------                                       ---------      -----------
(1)*  Bob R. Baker.....................................   21,829,977,162   10,479,118
      Frank S. Bayley..................................   21,830,154,550   10,301,730
      James T. Bunch...................................   21,830,155,266   10,301,014
      Bruce L. Crockett................................   21,830,154,531   10,301,749
      Albert R. Dowden.................................   21,830,154,371   10,301,909
      Edward K. Dunn, Jr. .............................   21,830,154,550   10,301,730
      Jack M. Fields...................................   21,830,155,247   10,301,033
      Carl Frischling..................................   21,830,155,266   10,301,014
      Robert H. Graham.................................   21,830,155,266   10,301,014
      Gerald J. Lewis..................................   21,830,155,266   10,301,014
      Prema Mathai-Davis...............................   21,830,155,266   10,301,014
      Lewis F. Pennock.................................   21,830,155,266   10,301,014
      Ruth H. Quigley..................................   21,830,155,087   10,301,193
      Louis S. Sklar...................................   21,830,155,266   10,301,014
      Larry Soll, Ph.D.................................   21,830,151,370   10,304,910
      Mark H. Williamson...............................   21,830,155,266   10,301,014

                                                                 VOTES         WITHHELD/
      MATTER                                    VOTES FOR       AGAINST       ABSTENTIONS
      ------                                    ---------       -------       -----------
(2)*  Approval of an Agreement and Plan of
      Reorganization which provides for the
      redomestication of Company as new
      series portfolio of Short-Term
      Investments Trust, an existing
      Delaware statutory trust and, in
      connection therewith, the sale of all
      of Company's assets and the
      dissolution of Company as a Maryland
      corporation...........................  20,735,454,099   63,566,040   1,041,436,141**

---------------

 * Proposal required approval by a combined vote of all the portfolios of Short Term Investments Company, Inc.

** Includes Broker Non-Votes

                                  [COVER ART]

                     SEMI-ANNUAL REPORT / FEBRUARY 29, 2004

                      SHORT-TERM INVESTMENTS TRUST (STIT)

                            LIQUID ASSETS PORTFOLIO

                              INSTITUTIONAL CLASS

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--


                                    TRUSTEES

Bob R. Baker                                                    Robert H. Graham
Frank S. Bayley                                                  Gerald J. Lewis
James T. Bunch                                                Prema Mathai-Davis
Bruce L. Crockett                                               Lewis F. Pennock
Albert R. Dowden                                                 Ruth H. Quigley
Edward K. Dunn, Jr.                                               Louis S. Sklar
Jack M. Fields                                                 Larry Soll, Ph.D.
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Kevin M. Carome           Senior Vice President, Secretary & Chief Legal Officer
Sidney M. Dilgren                                     Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                             New York, NY 10286-0001

                               COUNSEL TO THE FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                             COUNSEL TO THE TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                             New York, NY 10022-3852

                                 TRANSFER AGENT
                          AIM Investment Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

   This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.


                                                                       LAP-SAR-1

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--

LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           The economy and the stock market were healthy for most of
ROBERT H.           the reporting period. The nation's gross domestic product,
GRAHAM]             generally considered the broadest measure of economic
                    activity, expanded at an annualized rate of 4.1% in the fourth quarter of 2003, and the S&P 500--Registered
                    Trademark-- Index returned 14.59% for the reporting period.

                        Throughout the reporting period, the federal funds
                    target rate stood at 1.00%, its lowest level since 1958. The U.S. Federal Reserve (the Fed) said in June 2003 that it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. By October, the Fed reported that economic expansion had increased and consumer spending was generally stronger, although the job market remained weak. The Fed's November Beige Book report cited "reasonably broad based" economic expansion in October and early November and noted that in most Federal Reserve districts:

    o wages and the prices of finished goods and services remained fairly stable;
    o retail spending increased on a year-over-year basis;
    o manufacturing activity picked up; and
    o residential real estate activity remained strong while commercial real estate activity remained weak.

    In a widely reported speech in early January 2004, Federal Open Market Committee member Ben Bernanke said that while "downside risks to the economy remain ... the incoming data have continued for the most part to surprise on the upside." In late January, the Fed left short-term rates unchanged and said that economic reports suggested that the economy was "expanding briskly." The Fed dropped its long-standing promise to hold interest rates steady for a "considerable period," replacing it instead with a pledge to be "patient" before raising rates.

YOUR INVESTMENT PORTFOLIO

As of February 29, 2004, the Short-Term Investments Trust Liquid Assets Portfolio's Institutional Class outperformed its indexes, as shown in the table. Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 36- to 55-day range; at the close of the reporting period, the WAM stood at 50 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Institutional Class stood at $15.8 billion.

================================================================================

YIELDS AS OF 2/29/04

                                                                SEVEN-DAY
                                                MONTHLY YIELD   SEC YIELD
                                                -------------   ---------
Liquid Assets Portfolio                             0.99%         0.99%
Institutional Class
iMoneyNet Money Fund Averages--Trademark--          0.71%         0.72%
First-Tier Institutions Only
iMoneyNet Money Fund Averages--Trademark--          0.66%         0.67%
Total Institutions Only

The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet First-Tier Institutions Only category consists of funds that invest in any allowable 2a-7 investment, except second-tier commercial paper. The iMoneyNet Total Institutions Only category consists of funds with a minimum initial investment of $100,000 or funds that are only open to institutions.

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.

================================================================================

                                                                     (continued)

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

    The Liquid Assets Portfolio invests solely in securities rated "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a modified barbell maturity structure, portfolio management emphasizes superior credit quality in buying money market securities such as commercial paper and selected repurchase agreement securities.

IN CONCLUSION

Economic activity continued to expand in January and February, according to information provided by Federal Reserve District Banks, with growth described as "moderate" to "showing signs of acceleration," according to the Federal Reserve's Beige Book. Employment has been growing slowly in most Federal Reserve Districts. Wages and salaries have increased slightly, but employers report substantial increases for employee health-care costs.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

================================================================================

                                  [LINE GRAPH]

MONTHLY YIELD COMPARISON
Six months ended 2/29/04 (Yields are monthly yields for the month-ends shown.)

                  SHORT TERM INVESTMENTS TRUST   IMONEYNET                             IMONEYNET
                  LIQUID ASSETS PORTFOLIO        MONEY FUND AVERAGES--TRADEMARK--      MONEY FUND AVERAGES--TRADEMARK--
                  INSTITUTIONAL CLASS            FIRST-TIER INSTITUTIONS ONLY          TOTAL INSTITUTIONS ONLY
 8/03                         0.99                            0.71                                 0.67
 9/03                         0.98                            0.71                                 0.66
10/03                         0.99                            0.71                                 0.66
11/03                            1                            0.72                                 0.67
12/03                         0.99                            0.73                                 0.68
 1/04                         0.99                            0.72                                 0.67
 2/04                         0.99                            0.71                                 0.66

================================================================================

                                  [LINE GRAPH]

WEIGHTED AVERAGE MATURITY COMPARISON
Six months ended 2/29/04, as of the month-ends shown.

                  SHORT TERM INVESTMENTS TRUST   IMONEYNET                             IMONEYNET
                  LIQUID ASSETS PORTFOLIO        MONEY FUND AVERAGES--TRADEMARK--      MONEY FUND AVERAGES--TRADEMARK--
                  INSTITUTIONAL CLASS            FIRST-TIER INSTITUTIONS ONLY          TOTAL INSTITUTIONS ONLY
 8/03                          49                              55                                   55
 9/03                          45                              56                                   55
10/03                          53                              57                                   56
11/03                          49                              57                                   56
12/03                          40                              55                                   54
 1/04                          50                              55                                   55
 2/04                          50                              55                                   54

================================================================================

Source: iMoneyNet Financial Data, Inc. iMoneyNet Money Fund Report--Registered Trademark-- for weighted average maturities; iMoneyNet Money Fund
Insight--Registered Trademark-- for monthly yields.

The fund is not managed to track the performance of any particular index, including the indexes defined in this report, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SCHEDULE OF INVESTMENTS

February 29, 2004
(Unaudited)

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

COMMERCIAL PAPER-26.21%(A)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-2.69%

Atlantis One Funding Corp. (Rabobank-ABS
  Program Sponsor)(b)
  (Acquired 01/27/04; Cost $40,010,217)
  1.09%                                        07/14/04   $     40,216   $    40,051,617
----------------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $200,049,491)
  1.09%                                        07/20/04        201,109       200,250,432
----------------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $20,903,810)
  1.09%                                        07/26/04         21,019        20,925,448
----------------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $76,525,309)
  1.09%                                        07/27/04         76,947        76,602,192
----------------------------------------------------------------------------------------
  (Acquired 02/18/04; Cost $149,244,000)
  1.08%                                        08/04/04        150,000       149,298,000
----------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)(b)
  (Acquired 01/26/04; Cost $99,829,556)
  1.04%                                        03/25/04        100,000        99,930,667
========================================================================================
                                                                             587,058,356
========================================================================================

ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-0.17%

Old Line Funding, LCC (Royal Bank of
  Canada-ABS Program Sponsor)
  (Acquired 01/09/04; Cost $36,882,511)(b)
  1.04%                                        03/01/04         36,938        36,938,000
========================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-5.71%

Blue Spice LLC (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)
  (Acquired 01/06/04; Cost $149,759,375)
  1.05%                                        03/01/04        150,000       150,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $149,849,792)
  1.03%                                        03/02/04        150,000       149,995,708
----------------------------------------------------------------------------------------
  (Acquired 01/09/04; Cost $99,826,667)
  1.04%                                        03/09/04        100,000        99,976,889
----------------------------------------------------------------------------------------
  (Acquired 01/09/04; Cost $99,737,500)
  1.05%                                        04/08/04        100,000        99,889,167
----------------------------------------------------------------------------------------
  (Acquired 01/15/04; Cost $49,865,833)
  1.05%                                        04/16/04         50,000        49,932,917
----------------------------------------------------------------------------------------
  (Acquired 01/22/04; Cost $207,447,182)
  1.04%                                        04/23/04        208,000       207,681,529
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Old Slip Funding Corp. (Bank of New York-ABS
  Program Sponsor)(b)
  (Acquired 12/23/03; Cost $49,950,722)
  1.10%                                        03/29/04   $     50,090   $    50,047,145
----------------------------------------------------------------------------------------
Steamboat Funding Corp. (Bank of New York-ABS
  Program Sponsor)(b)
  (Acquired 02/27/04; Cost $164,397,635)
  1.06%                                        03/02/04        164,417       164,412,159
----------------------------------------------------------------------------------------
Ticonderoga Funding LLC (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/27/04; Cost $50,128,751)
  1.03%                                        03/02/04         50,179        50,177,564
----------------------------------------------------------------------------------------
  (Acquired 01/23/04; Cost $73,323,763)
  1.04%                                        04/15/04         73,500        73,404,450
----------------------------------------------------------------------------------------
Variable Funding Capital Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/16/04; Cost $149,610,000)
  1.04%                                        04/15/04        150,000       149,805,000
========================================================================================
                                                                           1,245,322,528
========================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-6.43%

Barton Capital Corp. (Societe Generale-ABS
  Program Sponsor)(b)
  (Acquired 01/09/04; Cost $150,010,618)
  1.04%                                        03/03/04        150,245       150,236,319
----------------------------------------------------------------------------------------
  (Acquired 01/14/04; Cost $131,331,070)
  1.04%                                        04/13/04        131,667       131,503,440
----------------------------------------------------------------------------------------
Charta LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/09/04; Cost $74,867,833)
  1.04%                                        03/10/04         75,000        74,980,500
----------------------------------------------------------------------------------------
  (Acquired 01/22/04; Cost $49,877,222)
  1.04%                                        04/16/04         50,000        49,933,556
----------------------------------------------------------------------------------------
CRC Funding, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/27/04; Cost $99,871,250)
  1.03%                                        03/12/04        100,000        99,968,528
----------------------------------------------------------------------------------------
Edison Asset Securitization, LLC (GE Capital
  Corp.-ABS Program Sponsor)(b)
  (Acquired 02/27/04; Cost $24,997,750)
  1.08%                                        03/01/04         25,000        25,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/22/04; Cost $73,513,636)
  1.04%                                        04/19/04         73,701        73,596,672
----------------------------------------------------------------------------------------
  (Acquired 01/21/04; Cost $99,734,222)
  1.04%                                        04/22/04        100,000        99,849,778
----------------------------------------------------------------------------------------
  (Acquired 01/21/04; Cost $53,356,263)
  1.04%                                        04/23/04         53,500        53,418,086
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Gemini Securitization Corp. (Deutsche Bank
  A.G.-New York Branch-ABS Program
  Sponsor)(b)
  (Acquired 01/21/04; Cost $99,742,889)
  1.04%                                        04/19/04   $    100,000   $    99,858,444
----------------------------------------------------------------------------------------
Jupiter Securitization Corp. (Bank One
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/20/04; Cost $25,602,030)
  1.04%                                        03/18/04         25,645        25,632,405
----------------------------------------------------------------------------------------
  (Acquired 02/13/04; Cost $99,889,167)
  1.05%                                        03/22/04        100,000        99,938,750
----------------------------------------------------------------------------------------
  (Acquired 02/27/04; Cost $139,861,167)
  1.05%                                        04/01/04        140,000       139,873,417
----------------------------------------------------------------------------------------
  (Acquired 01/12/04; Cost $175,180,257)
  1.04%                                        04/12/04        175,642       175,428,888
----------------------------------------------------------------------------------------
Receivables Capital Co. LLC (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/16/04; Cost $64,899,575)
  1.03%                                        03/10/04         65,000        64,983,262
----------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Barclays Bank
  PLC-New York Branch-ABS Program Sponsor)
  1.16%                                        03/02/04         40,000        39,998,711
========================================================================================
                                                                           1,404,200,756
========================================================================================

ASSET-BACKED SECURITIES-STRUCTURED INVESTMENT
  VEHICLES/SECURITY ARBITRAGE-1.51%

Beta Finance Inc. (Citibank Int'l TLC-ABS
  Program Sponsor)(b)
  (Acquired 01/14/04; Cost $29,921,133)
  1.04%                                        04/16/04         30,000        29,960,133
----------------------------------------------------------------------------------------
Grampian Funding LLC (HBOS Treasury Services
  PLC-ABS Program Sponsor)(b)
  (Acquired 02/23/04; Cost $99,727,139)
  1.05%                                        05/27/04        100,000        99,747,458
----------------------------------------------------------------------------------------
  (Acquired 02/23/04; Cost $99,724,236)
  1.05%                                        05/28/04        100,000        99,744,555
----------------------------------------------------------------------------------------
  (Acquired 02/25/04; Cost $99,475,000)
  1.08%                                        08/18/04        100,000        99,490,000
========================================================================================
                                                                             328,942,146
========================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-2.27%

Eureka Securitization, Inc. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/09/04; Cost $29,948,000)
  1.04%                                        03/09/04         30,000        29,993,067
----------------------------------------------------------------------------------------
  (Acquired 01/22/04; Cost $49,877,222)
  1.04%                                        04/16/04         50,000        49,933,556
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

FCAR Owner Trust-Series II (Ford Motor Credit
  Co.-ABS Program Sponsor)
  1.06%                                        03/04/04   $    100,000   $    99,991,167
----------------------------------------------------------------------------------------
  1.04%                                        04/02/04        100,000        99,907,555
----------------------------------------------------------------------------------------
New Center Asset Trust-Series A-1 (General
  Motors Acceptance Corp.-ABS Program
  Sponsor)
  1.09%                                        03/01/04         60,000        60,000,000
----------------------------------------------------------------------------------------
  1.04%                                        03/26/04         50,000        49,963,889
----------------------------------------------------------------------------------------
  1.04%                                        04/27/04        107,000       106,823,807
========================================================================================
                                                                             496,613,041
========================================================================================

DIVERSIFIED CAPITAL MARKETS-1.51%

Citigroup Global Markets Holdings, Inc.
  1.04%                                        04/21/04        250,000       249,631,667
----------------------------------------------------------------------------------------
Citigroup Inc.
  1.04%                                        03/24/04         80,000        79,946,844
========================================================================================
                                                                             329,578,511
========================================================================================

INVESTMENT BANKING & BROKERAGE-2.52%

Bear, Stearns & Co., Inc.
  1.04%                                        03/15/04        200,000       199,919,111
----------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc., Floating Rate,
  1.13%                                        06/01/04        150,000       150,000,000
----------------------------------------------------------------------------------------
  1.13%                                        06/15/04        200,000       200,000,000
========================================================================================
                                                                             549,919,111
========================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.63%

GE Capital International Funding, Inc.-Series
  A(b)
  (Acquired 12/19/03; Cost $49,868,292)
  1.09%                                        03/15/04         50,000        49,978,806
----------------------------------------------------------------------------------------
General Electric Capital Corp.
  1.04%                                        04/05/04        125,000       124,873,611
----------------------------------------------------------------------------------------
  1.04%                                        04/06/04        100,000        99,896,000
----------------------------------------------------------------------------------------
  1.04%                                        04/14/04        100,000        99,872,889
----------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  1.04%                                        04/21/04        100,000        99,852,667
----------------------------------------------------------------------------------------
  1.04%                                        04/23/04        100,000        99,846,889
========================================================================================
                                                                             574,320,862
========================================================================================

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

RAILROADS-0.23%

Network Rail CP Finance PLC (United
  Kingdom)(b)
  (Acquired 10/22/03; Cost $49,696,806)
  1.18%                                        04/26/04   $     50,000   $    49,908,222
========================================================================================

REGIONAL BANKS-0.54%

Banque et Caisse d'Epargne de l'Etat
  (Luxembourg)
  1.18%                                        06/07/04         30,000        29,903,633
----------------------------------------------------------------------------------------
Stadshypotek Delaware, Inc. (Sweden)(b)
  (Acquired 12/11/03; Cost $40,353,840)
  1.12%                                        04/05/04         40,500        40,455,900
----------------------------------------------------------------------------------------
  (Acquired 11/07/03; Cost $47,710,400)
  1.20%                                        05/06/04         48,000        47,894,400
========================================================================================
                                                                             118,253,933
========================================================================================
      Total Commercial Paper (Cost
         $5,721,055,466)                                                   5,721,055,466
========================================================================================

CERTIFICATES OF DEPOSIT-13.84%

ABN AMRO Bank N.V. (Netherlands)
  1.12%                                        06/30/04        100,000       100,000,000
----------------------------------------------------------------------------------------
  1.35%                                        08/12/04         90,000        90,000,000
----------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  1.04%                                        04/13/04        100,000       100,000,000
----------------------------------------------------------------------------------------
  1.04%                                        04/14/04        100,000       100,000,000
----------------------------------------------------------------------------------------
  1.27%                                        07/22/04         98,000        98,000,000
----------------------------------------------------------------------------------------
BNP Paribas (France)
  1.39%                                        08/05/04        230,000       230,076,326
----------------------------------------------------------------------------------------
Credit Agricole Indosuez (France)
  1.12%                                        06/29/04        100,000       100,000,000
----------------------------------------------------------------------------------------
Danske Bank A/S (Denmark)
  1.10%(c)                                     12/23/04        100,000        99,975,497
----------------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  1.12%                                        07/06/04        100,000       100,000,000
----------------------------------------------------------------------------------------
  1.68%                                        01/04/05         50,000        50,000,000
----------------------------------------------------------------------------------------
Deutsche Bank-New York Branch (Germany)
  1.46%                                        03/09/05        100,000       100,000,000
----------------------------------------------------------------------------------------
Dexia Bank-New York Branch (Belgium)
  1.03%(d)                                     06/09/04        200,000       199,988,983
----------------------------------------------------------------------------------------
Fortis Bank S.A./N.V. (Belgium)
  1.28%                                        07/26/04        100,000       100,000,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

HBOS Treasury Services PLC (United Kingdom)
  1.05%                                        04/20/04   $    160,000   $   160,000,000
----------------------------------------------------------------------------------------
  1.06%                                        05/25/04        135,000       135,000,000
----------------------------------------------------------------------------------------
  1.15%                                        06/29/04         23,000        23,000,000
----------------------------------------------------------------------------------------
  1.15%                                        06/30/04        150,000       150,000,000
----------------------------------------------------------------------------------------
National Australia Bank Ltd. (Australia)
  1.26%                                        07/30/04        100,000       100,000,000
----------------------------------------------------------------------------------------
  1.29%                                        08/31/04        130,000       130,000,000
----------------------------------------------------------------------------------------
Northern Rock PLC (United Kingdom)
  1.04%                                        05/26/04         60,000        60,000,000
----------------------------------------------------------------------------------------
  1.10%                                        08/24/04         50,000        50,000,000
----------------------------------------------------------------------------------------
Royal Bank of Canada (Canada)
  1.44%                                        11/17/04        100,000        99,992,863
----------------------------------------------------------------------------------------
Societe Generale (France)
  1.04%(e)                                     10/01/04        200,000       199,958,662
----------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  1.23%                                        03/17/04         70,000        69,999,693
----------------------------------------------------------------------------------------
  1.27%                                        07/26/04        100,000       100,000,000
----------------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Italy)
  1.11%                                        03/12/04        100,000       100,000,302
----------------------------------------------------------------------------------------
  1.07%                                        04/13/04        175,000       175,000,000
========================================================================================
      Total Certificates of Deposit (Cost
         $3,020,992,326)                                                   3,020,992,326
========================================================================================

TIME DEPOSITS-10.07%

Credit Suisse First Boston LLC-Cayman
  (Switzerland)
  1.05%                                        03/01/04        800,000       800,000,000
----------------------------------------------------------------------------------------
U.S. Bank N.A.-Cayman
  1.04%                                        03/01/04      1,000,000     1,000,000,000
----------------------------------------------------------------------------------------
UBS A.G.-Cayman (Switzerland)
  1.05%                                        03/01/04        397,550       397,549,551
========================================================================================
      Total Time Deposits (Cost
         $2,197,549,551)                                                   2,197,549,551
========================================================================================

ASSET-BACKED SECURITIES-9.06%

CONSUMER RECEIVABLES-1.36%

Daimler Chrysler Auto Trust-Series 2004-A,
  Class A-1 Notes,
  (Acquired 02/24/04; Cost $115,000,000)
  1.07%(b)                                     03/08/05        115,000       115,000,000
----------------------------------------------------------------------------------------
GS Auto Loan Trust-Series 2004-1, Class A-1
  Notes,
  1.11%                                        02/15/05         48,000        48,000,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
CONSUMER RECEIVABLES-(CONTINUED)

USAA Auto Owner Trust-Series 2004-1, Class
  A-1 Notes,
  1.08%                                        03/15/05   $    134,000   $   134,000,000
========================================================================================
                                                                             297,000,000
========================================================================================

STRUCTURED-3.79%

Granite Mortgages PLC (United Kingdom)-Series
  2004-1, Class 1A-1, Floating Rate Bonds
  1.05%(e)                                     12/20/04        195,000       195,000,000
----------------------------------------------------------------------------------------
Holmes Financing (No. 7) PLC (United
  Kingdom)-Series 1, Class A, Floating Rate
  Bonds
  1.05%(e)                                     04/15/04         50,000        50,000,000
----------------------------------------------------------------------------------------
IKON Receivables Funding LLC-Lease-Backed
  Notes, Series 2003-1, Class A-1
  1.31%                                        05/17/04          7,942         7,941,529
----------------------------------------------------------------------------------------
Paragon Mortgages PLC (United Kingdom)-Series
  6A, Class A-1, Floating Rate Bonds
  (Acquired 10/06/03; Cost $120,546,765)
  1.11%(b)(e)                                  09/15/04        120,547       120,546,765
----------------------------------------------------------------------------------------
Permanent Financing (No. 2) PLC (United
  Kingdom)-Series 1, Class A, Floating Rate
  Bonds (Halifax PLC-ABS Program Sponsor)
  1.06%(e)                                     03/10/04        105,000       105,000,000
----------------------------------------------------------------------------------------
Permanent Financing (No. 3) PLC (United
  Kingdom)-Series 1, Class A, Floating Rate
  Bonds (Halifax PLC-ABS Program Sponsor)
  1.06%(e)                                     12/10/04        150,000       150,000,000
----------------------------------------------------------------------------------------
Residential Mortgage Securities (United
  Kingdom)
  Series 14A, Class A-1, Floating Rate Bonds
  (Acquired 03/17/03; Cost $40,621,902)
  1.13%(b)(e)                                  03/10/04         40,622        40,621,902
----------------------------------------------------------------------------------------
  Series 16A, Class A-1, Floating Rate Bonds
  (Acquired 09/16/03; Cost $23,392,512)
  1.12%(b)(e)                                  09/11/04         23,393        23,392,512
----------------------------------------------------------------------------------------
  Series 17A, Class A-1, Floating Rate Bonds
  (Acquired 02/10/04; Cost $134,000,000)
  1.10%(b)(e)                                  02/14/05        134,000       134,000,000
========================================================================================
                                                                             826,502,708
========================================================================================

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

STRUCTURED INVESTMENT VEHICLES/SECURITY
  ARBITRAGE-3.91%

Beta Finance Inc., Floating Rate MTN
  (Citibank International PLC-ABS Program
  Sponsor)
  (Acquired 05/19/03; Cost $89,111,606)
  1.23%(b)(d)                                  04/30/04   $     89,000   $    89,019,466
----------------------------------------------------------------------------------------
  (Acquired 05/08/03; Cost $50,000,000)
  1.06%(b)(d)                                  05/17/04         50,000        50,000,000
----------------------------------------------------------------------------------------
  (Acquired 06/09/03; Cost $99,990,000)
  1.06%(b)(d)                                  06/16/04        100,000        99,997,076
----------------------------------------------------------------------------------------
  (Acquired 10/02/03; Cost $149,970,000)
  1.04%(b)(e)                                  10/15/04        150,000       149,981,613
----------------------------------------------------------------------------------------
  (Acquired 10/06/03; Cost $199,960,000)
  1.04%(b)(e)                                  10/18/04        200,000       199,974,959
----------------------------------------------------------------------------------------
  (Acquired 10/06/03; Cost $164,967,000)
  1.04%(b)(e)                                  10/19/04        165,000       164,979,196
----------------------------------------------------------------------------------------
  (Acquired 10/06/03; Cost $99,980,000)
  1.04%(b)(e)                                  10/20/04        100,000        99,987,268
========================================================================================
                                                                             853,939,578
========================================================================================
      Total Asset-Backed Securities (Cost
         $1,977,442,286)                                                   1,977,442,286
========================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-5.69%

FEDERAL HOME LOAN BANK (FHLB)-3.39%

Unsec. Bonds,
  1.12%                                        07/12/04        235,000       235,000,000
----------------------------------------------------------------------------------------
  1.22%                                        08/04/04        100,000        99,993,010
----------------------------------------------------------------------------------------
  1.35%                                        11/09/04        180,000       180,000,000
----------------------------------------------------------------------------------------
  1.20%                                        02/28/05         75,000        74,930,000
----------------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,
  1.08%(c)                                     01/05/05        150,000       149,993,609
========================================================================================
                                                                             739,916,619
========================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.84%

Disc. Notes,
  1.09%(a)                                     04/01/04        167,588       167,430,201
----------------------------------------------------------------------------------------
Unsec. Global Notes,
  5.63%                                        05/14/04         50,000        50,428,498
----------------------------------------------------------------------------------------
  6.50%                                        08/15/04         47,061        48,161,810
----------------------------------------------------------------------------------------
Unsec. Notes,
  1.35%                                        10/22/04        135,000       135,000,000
========================================================================================
                                                                             401,020,509
========================================================================================

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

STUDENT LOAN MARKETING ASSOCIATION-0.46%

Global Notes,
  5.00%                                        06/30/04   $    100,000   $   101,315,397
========================================================================================
      Total U.S. Government Agency Securities
         (Cost $1,242,252,525)                                             1,242,252,525
========================================================================================

PROMISSORY NOTES-5.43%

Goldman Sachs Group, Inc. (The)
  (Acquired 08/04/03; Cost $250,000,000)
  1.26%(b)(f)                                  03/01/04        250,000       250,000,000
----------------------------------------------------------------------------------------
  (Acquired 10/07/03; Cost $200,000,000)
  1.13%(b)(e)(f)                               03/08/04        200,000       200,000,000
----------------------------------------------------------------------------------------
  (Acquired 10/07/03; Cost $200,000,000)
  1.16%(b)(c)(f)                               03/08/04        200,000       200,000,000
----------------------------------------------------------------------------------------
  (Acquired 07/25/03; Cost $120,000,000)
  1.23%(b)(d)(f)                               06/21/04        120,000       120,000,000
----------------------------------------------------------------------------------------
  (Acquired 12/30/03; Cost $165,000,000)
  1.24%(b)(f)                                  06/28/04        165,000       165,000,000
----------------------------------------------------------------------------------------
  (Acquired 12/16/03; Cost $250,000,000)
  1.25%(b)(f)                                  07/13/04        250,000       250,000,000
========================================================================================
      Total Promissory Notes (Cost
         $1,185,000,000)                                                   1,185,000,000
========================================================================================

VARIABLE RATE DEMAND NOTES-5.04%(G)

CORPORATE GUARANTEED-0.00%

Mississippi (State of) Business Finance Corp.
  (General Electric Plastics Project);
  Taxable Series 1998 IDR
  (Acquired 12/23/03; Cost $1,000)
  1.08%(b)(e)(h)                               02/01/23              1             1,000
========================================================================================

INSURED-2.06%(I)

Alaska (State of) Housing Finance Corp.;
  Taxable Home Mortgage Series 2002 B RB
  0.95%(j)                                     12/01/36          8,100         8,100,000
----------------------------------------------------------------------------------------
Berks (County of) Pennsylvania Industrial
  Development Authority (Lutheran Services);
  Health Care Series 1998 A IDR
  1.16%(j)(k)                                  01/01/28          1,804         1,804,000
----------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Housing Mortgage Finance
  Program); Taxable Series 1998 F-2 RB
  1.09%(j)                                     11/15/16         14,639        14,639,386
----------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Housing Mortgage Finance
  Program); Taxable Series 2002 A-5 RB
  1.10%(j)                                     05/15/33         18,007        18,007,460
----------------------------------------------------------------------------------------
Fairview (City of), Minnesota Hospital &
  Healthcare Services; ACES Series 1994 A RB
  1.10%(j)(k)                                  11/01/15          4,200         4,200,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Florida (State of) Baptist Health System of
  South Florida; Taxable Series 1995 RB
  Series A, 1.09%(j)                           05/15/17   $        200   $       200,000
----------------------------------------------------------------------------------------
  Series B, 1.09%(j)                           05/15/25          1,064         1,063,522
----------------------------------------------------------------------------------------
Florida (State of) Housing Finance Agency;
  Taxable Series 1993 A RB
  1.04%(j)                                     01/01/34         31,000        31,000,000
----------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.
  (Affordable Housing); Taxable Series 2002 A
  RB
  1.06%(j)                                     01/01/47         39,020        39,020,000
----------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.;
  Taxable Series 2000 A RB
  1.04%(j)                                     01/01/45         58,740        58,740,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Student Loan RB
  Taxable Series 1998 B,
  1.08%(j)                                     09/01/32         14,370        14,370,000
----------------------------------------------------------------------------------------
  Taxable Series 1999 B-I RB,
  1.08%(j)                                     09/01/34         10,700        10,700,000
----------------------------------------------------------------------------------------
  Taxable Series 1999 B-II RB,
  1.08%(j)                                     09/01/34          2,000         2,000,000
----------------------------------------------------------------------------------------
  Taxable Series 1999 B-III RB,
  1.08%(j)                                     09/01/34          4,650         4,650,000
----------------------------------------------------------------------------------------
Loanstar Asset Partners II; Student Loan
  RB(b)
  (Acquired 11/14/02; Cost $25,000,000)
  Series 2001 Tranche 1,
  1.08%(j)                                     09/01/36         25,000        25,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $60,000,000)
  Series 2002 Tranche 1,
  1.08%(j)                                     08/01/37         60,000        60,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $40,000,000)
  Series 2002 Tranche 2,
  1.08%(j)                                     08/01/37         40,000        40,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $50,000,000)
  Series 2002 Tranche 3,
  1.08%(j)                                     08/01/37         50,000        50,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $50,000,000)
  Series 2002 Tranche 4,
  1.08%(j)                                     08/01/37         50,000        50,000,000
----------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority; Taxable Series 2000 C RB
  1.09%(j)                                     12/01/20          4,558         4,558,000
----------------------------------------------------------------------------------------
Montgomery (City of), Alabama BMC Special
  Care Facilities Financing Authority
  (Baptist Health); Taxable Series 1998 C RB
  1.11%(j)                                     11/15/29          6,999         6,999,451
----------------------------------------------------------------------------------------
New Orleans (City of), Louisiana; Taxable
  Pension Series 2000 RB
  1.09%(j)                                     09/01/30          4,200         4,200,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Omaha (City of), Nebraska (Riverfront
  Development); Taxable Special Obligation
  Series 2002 B RB
  1.19%(j)                                     02/01/26   $        235   $       235,000
========================================================================================
                                                                             449,486,819
========================================================================================

LETTER OF CREDIT GUARANTEED-2.98%(L)

Advocare of South Carolina; Series 1997 Bonds
  (LOC-Wachovia Bank N.A.)
  (Acquired 03/28/02; Cost $9,800,000)
  1.09%(b)(j)                                  06/01/17          9,800         9,800,000
----------------------------------------------------------------------------------------
AtlantiCare Health Services; Series 2003
  Floating Rate Notes (LOC-Wachovia Bank
  N.A.)
  1.10%(j)                                     10/01/33         17,355        17,355,000
----------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Wachovia Bank N.A.)
  1.11%(j)                                     02/01/15         48,085        48,085,000
----------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project); Series 1999 B RB
  (LOC-Wachovia Bank N.A.)
  1.10%(j)                                     01/01/29          1,100         1,100,000
----------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank N.A.)
  (Acquired 07/31/03; Cost $4,030,000)
  1.11%(b)(j)                                  07/01/08          4,030         4,030,000
----------------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Series 1997 A RB (LOC-Michigan
  National Bank)
  1.07%(d)                                     02/15/27         10,099        10,099,000
----------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project); Taxable Series 2001 I RB
  (LOC-Wachovia Bank N.A.)
  1.11%(j)                                     12/01/36         39,920        39,920,000
----------------------------------------------------------------------------------------
Brooks (County of), Georgia Development
  Authority (Langboard Inc. Project); Taxable
  Series 2003 IDR (LOC-Bank of America N.A.)
  1.09%(j)                                     04/01/18          9,999         9,999,000
----------------------------------------------------------------------------------------
Brosis Finance, LLC; Series 1999 Bonds
  (LOC-Wachovia Bank N.A.)
  1.09%(j)                                     09/01/19         17,900        17,900,000
----------------------------------------------------------------------------------------
Capital One Funding Corp., Floating Rate
  Notes (LOC-Bank One N.A.)
  1.11%(j)                                     12/02/19         12,861        12,861,000
----------------------------------------------------------------------------------------
  (Acquired 07/31/03; Cost $4,030,000)
  1.11%(b)(j)                                  07/01/20          8,643         8,643,000
----------------------------------------------------------------------------------------
  1.11%(j)                                     09/01/20          1,271         1,271,178
----------------------------------------------------------------------------------------
  1.11%(j)                                     05/01/26          7,300         7,300,000
----------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002 Bonds
  (LOC-Wachovia Bank N.A.)
  (Acquired 07/31/03; Cost $18,500,000)
  1.09%(b)(j)                                  09/01/34         18,500        18,500,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Chatham Capital Corp.; Series 2000 Floating
  Rate Notes (LOC-Bank One N.A.)
  1.11%(j)                                     07/01/20   $     14,449   $    14,449,000
----------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank N.A.)
  (Acquired 05/31/02; Cost $435,000)
  1.11%(b)(j)                                  08/31/16            435           435,000
----------------------------------------------------------------------------------------
Fayette (County of), Ohio (Fayette County
  Memorial Hospital); Series 2003 RB
  (LOC-National City Bank)
  1.12%(j)                                     08/01/23            300           300,000
----------------------------------------------------------------------------------------
Folk Financial Services Inc.-Series A,
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  1.12%(j)                                     10/15/27          5,125         5,125,000
----------------------------------------------------------------------------------------
Garlands of Barrington; Floating Rate Notes
  (LOC-Bank One N.A.)
  1.11%(j)                                     04/01/32         11,100        11,100,000
----------------------------------------------------------------------------------------
Gulf States Paper Corp.; Series 1998 Unsec.
  Floating Rate Bonds (LOC-Wachovia Bank
  N.A.)
  1.07%(j)                                     11/01/18         25,000        25,000,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1997 RB (LOC-Bank One Chicago N.A.)
  1.08%(j)                                     09/01/31          7,800         7,800,000
----------------------------------------------------------------------------------------
JCR Harbour Pointe LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.10%(j)                                     02/01/09          2,300         2,300,000
----------------------------------------------------------------------------------------
JPV Capital LLC; Floating Rate Notes
  (LOC-Standard Federal)
  1.16%(j)                                     12/01/39          2,000         2,000,000
----------------------------------------------------------------------------------------
JRC Hampton Bay LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.10%(j)                                     02/01/09          5,815         5,815,000
----------------------------------------------------------------------------------------
Kamps Capital LLC; Floating Rate Notes
  (LOC-Federal Home Loan Bank)
  1.04%(j)                                     09/01/33          7,638         7,638,388
----------------------------------------------------------------------------------------
Lehigh (County of), Pennsylvania (Bouras
  Industries); Taxable Series 2002 C RB
  (LOC-Wachovia Bank N.A.)
  1.14%(j)                                     11/01/13          2,244         2,244,000
----------------------------------------------------------------------------------------
Liberty (County of), Georgia Industrial
  Development Authority (Hugo Boss Inc.
  Project); Taxable Series 2002 RB
  (LOC-Wachovia Bank N.A.)
  1.16%(j)                                     01/01/18          4,960         4,960,000
----------------------------------------------------------------------------------------
LP Pinewood SPV; Notes (LOC-Wachovia Bank
  N.A.)
  1.09%(j)                                     02/01/18         55,200        55,200,000
----------------------------------------------------------------------------------------
Macatawa Capital; Floating Rate Notes
  (LOC-Fifth Third Bank)
  1.09%(j)                                     12/01/53          4,660         4,660,000
----------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture Development
  Corp.); Series 2001 RB (LOC-Bank One
  Milwaukee N.A.; Firstar Bank N.A.; M&I
  Marshall & Ilsley; Northern Trust Co.)
  1.11%(j)                                     06/01/36         31,623        31,623,256
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); Series 2002 IDR
  (LOC-Wachovia Bank N.A.)
  1.09%(j)                                     05/01/17   $     40,000   $    40,000,000
----------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Bethesda Health
  Group); Series 2001 B RB (LOC-U.S. Bank
  N.A.)
  1.07%(d)                                     08/01/31         17,905        17,905,000
----------------------------------------------------------------------------------------
New York (State of) Anti-Defamation League
  Foundation; Taxable Series 2004 A RB
  (LOC-Bank of New York)
  1.07%(j)                                     01/01/34          6,000         6,000,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Taxable Service Contract Series 2003 F RB
  (LOC-State Street Bank & Trust Co.)
  1.07%(j)                                     09/15/07              1             1,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Taxable Service Contract Series 2003 H RB
  (LOC-Dexia Credit Local)
  1.08%(j)                                     09/15/08         12,108        12,107,524
----------------------------------------------------------------------------------------
North Carolina (State of) Roman Catholic
  Diocese of Charlotte; Series 2002 Floating
  Rate Bonds (LOC-Wachovia Bank N.A.)
  1.09%(j)                                     05/01/14         13,697        13,697,000
----------------------------------------------------------------------------------------
Port Blakely (Communities of), Washington;
  Taxable Series 2001 C RB (LOC-Bank of
  America N.A.)
  1.10%(j)                                     02/15/21              1             1,000
----------------------------------------------------------------------------------------
R.G. Ray Corp.; Floating Rate Bonds
  (LOC-LaSalle Bank N.A.)
  1.19%(j)                                     01/01/15          3,409         3,409,000
----------------------------------------------------------------------------------------
Richmond (City of), Virginia Redevelopment &
  Housing Authority (Old Manchester); Series
  1995 B RB (LOC-Wachovia Bank N.A.)
  1.15%(e)                                     12/01/25            590           590,000
----------------------------------------------------------------------------------------
Rockwood Quarry LLC; Floating Rate Notes
  (LOC-Fifth Third Bank)
  1.07%(j)                                     12/01/22          4,999         4,999,000
----------------------------------------------------------------------------------------
S&L Capital LLC; Floating Rate Notes
  (LOC-Comerica Bank)
  1.14%(e)                                     11/04/42            774           774,000
----------------------------------------------------------------------------------------
San Jose (City of), California Redevelopment
  Agency (Merged Area); Taxable Series 2002 G
  RB (LOC-Bank of New York)
  1.10%(j)                                     08/01/29            976           975,657
----------------------------------------------------------------------------------------
Sebastian Commons L.P.; Floating Rate Notes
  (LOC-Bank of America N.A.)
  1.12%(j)                                     09/01/28          3,974         3,974,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Shepherd Capital LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.09%(j)                                     11/01/52   $      9,870   $     9,870,000
----------------------------------------------------------------------------------------
  1.09%(j)                                     05/01/53         15,000        15,000,000
----------------------------------------------------------------------------------------
  (LOC-Standard Federal Bank)
  1.09%(j)                                     08/01/53         11,000        11,000,000
----------------------------------------------------------------------------------------
  (LOC-Federal Home Loan Bank)
  1.04%(j)                                     10/01/53          4,366         4,365,847
----------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Anderson College); Taxable
  Series 1998 C RB (LOC-Wachovia Bank N.A.)
  1.16%(j)                                     10/01/23          2,880         2,879,670
----------------------------------------------------------------------------------------
Southeastern Retirement Association, Inc.;
  Series 1999 Floating Rate Bonds
  (LOC-Wachovia Bank N.A.)
  (Acquired 05/16/02; Cost $60,000)
  1.11%(b)(j)                                  08/01/19             60            60,000
----------------------------------------------------------------------------------------
TP Racing L.L.L.P.; Floating Rate Series 2000
  Notes (LOC-Bank One Trust Co. N.A.)
  1.11%(j)                                     06/01/30         28,780        28,780,000
----------------------------------------------------------------------------------------
Union (County of), Arkansas (Del-Tin Fiber
  LLC Project); Taxable Series 1998 IDR
  (LOC-Bank One Chicago N.A.)
  1.11%(j)                                     10/01/27         22,400        22,400,000
----------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Taxable Series 2001 RB
  (LOC-Wachovia Bank N.A.)
  1.11%(j)                                     07/01/26         47,645        47,645,000
----------------------------------------------------------------------------------------
Wake Forest University; Floating Rate Series
  1997 Bonds (LOC-Wachovia Bank N.A.)
  1.09%(j)                                     07/01/17          6,900         6,900,000
----------------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital; Taxable
  Series 2003 RB (LOC-Bank One N.A.)
  1.10%(j)                                     11/01/23          8,800         8,800,000
========================================================================================
                                                                             649,646,520
========================================================================================
      Total Variable Rate Demand Notes (Cost
         $1,099,134,339)                                                   1,099,134,339
========================================================================================

MEDIUM-TERM NOTES-4.13%

Allstate Life Global Funding II, Floating
  Rate MTN
  (Acquired 11/18/03; Cost $130,000,000)
  1.09%(b)(e)                                  12/15/04        130,000       130,000,000
----------------------------------------------------------------------------------------
Associates Corp. of North America, Sr. Global
  MTN
  5.80%                                        04/20/04         49,000        49,311,014
----------------------------------------------------------------------------------------
General Electric Capital Corp., Floating Rate
  MTN
  1.18%(e)                                     09/08/04        332,900       332,900,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
MEDIUM-TERM NOTES-(CONTINUED)

MetLife Global Funding
  Floating Rate Global MTN (Acquired
  08/20/03; Cost $90,000,000)
  1.11%(b)(e)                                  09/15/04   $     90,000   $    90,000,000
----------------------------------------------------------------------------------------
  Floating Rate MTN (Acquired 04/03/03; Cost
  $99,300,000)
  1.11%(b)(e)                                  09/27/04         99,300        99,300,000
----------------------------------------------------------------------------------------
National Australia Bank Ltd. (Australia)
  Floating Rate Euro MTN
  1.15%(c)                                     03/12/04         50,000        50,000,478
----------------------------------------------------------------------------------------
  Unsub. Floating Rate Euro MTN
  1.15%(c)                                     05/02/04         50,000        50,003,435
----------------------------------------------------------------------------------------
Royal Bank of Canada (Canada), Yankee
  Floating Rate MTN
  1.08%(e)                                     11/10/04        100,000       100,000,000
========================================================================================
      Total Medium-Term Notes (Cost
         $901,514,927)                                                       901,514,927
========================================================================================

FUNDING AGREEMENTS-2.20%

New York Life Insurance Co.
  (Acquired 04/03/03; Cost $265,000,000)
  1.18%(b)(e)(f)                               04/07/04        265,000       265,000,000
----------------------------------------------------------------------------------------
Travelers Insurance Co.
  (Acquired 11/25/03; Cost $115,000,000)
  1.22%(b)(c)(f)                               11/24/04        115,000       115,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/27/03; Cost $100,000,000)
  1.22%(b)(c)(f)                               08/27/04        100,000       100,000,000
========================================================================================
      Total Funding Agreements (Cost
         $480,000,000)                                                       480,000,000
========================================================================================

BANK NOTES-2.08%

BNP Paribas Securities Corp.-New York Branch
  (France), Floating Rate Notes,
  1.04%(d)                                     06/07/04        200,000       199,989,143
----------------------------------------------------------------------------------------
National City Bank of Indiana, Floating Rate
  Notes,
  1.04%(d)                                     06/14/04        100,000        99,994,251
----------------------------------------------------------------------------------------
National City Bank, Floating Rate Notes,
  1.27%(c)                                     06/29/04         30,000        30,012,866
----------------------------------------------------------------------------------------
Wachovia Bank, N.A., Floating Rate Notes,
  1.34%(c)                                     06/24/04         25,000        25,017,423
----------------------------------------------------------------------------------------
Wells Fargo Bank, N.A., Floating Rate Notes,
  1.04%(d)                                     05/10/04        100,000       100,000,000
========================================================================================
      Total Bank Notes (Cost $455,013,683)                                   455,013,683
========================================================================================

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS-1.92%(M)

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 02/24/04; Cost $400,000,000)
  1.20%(b)(n)                                  03/25/04   $    400,000   $   400,000,000
----------------------------------------------------------------------------------------
  (Acquired 02/23/04; Cost $18,000,000)
  1.20%(b)(n)                                  08/23/04         18,000        18,000,000
========================================================================================
      Total Master Note Agreements (Cost
      $418,000,000)                                                          418,000,000
========================================================================================

PUTTABLE RESET NOTES-1.28%

Merck & Co., Inc.; PURS Notes
  (Acquired 02/23/04; Cost $103,170,600)
  4.48%(b)                                     02/22/05        100,000       103,109,794
----------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  5.20%                                        06/01/04        175,000       176,858,847
========================================================================================
      Total Puttable Reset Notes (Cost
         $279,968,641)                                                       279,968,641
========================================================================================
      Total Investments (excluding Repurchase
         Agreements) (Cost $18,977,923,744)                               18,977,923,744
========================================================================================

REPURCHASE AGREEMENTS-14.14%

Banc One Capital Markets Group
  1.06%(o)                                     03/01/04          6,000         6,000,000
----------------------------------------------------------------------------------------
Bank of America Securities LLC
  1.05%(p)                                     03/01/04        108,000       108,000,000
----------------------------------------------------------------------------------------
  1.06%(q)                                     03/01/04         93,000        93,000,000
----------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.01%(r)                                     03/01/04        207,138       207,138,103
----------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.06%(s)                                     03/01/04         30,000        30,000,000
----------------------------------------------------------------------------------------
  1.12%(t)                                     03/01/04        250,000       250,000,000
----------------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.16%(u)                                     07/09/04        300,000       300,000,000
----------------------------------------------------------------------------------------
J.P. Morgan Securities Inc.
  1.06%(v)                                     03/01/04         15,694        15,693,749
----------------------------------------------------------------------------------------
  1.06%(w)                                     03/01/04        110,000       110,000,000
----------------------------------------------------------------------------------------
Lehman Brothers Inc.
  1.00%(x)                                     03/01/04        200,000       200,000,000
----------------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.06%(y)                                     03/01/04        173,000       173,000,000
----------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.05%(z)                                     03/01/04        372,309       372,308,890
----------------------------------------------------------------------------------------
  1.05%(aa)                                    03/01/04         70,000        70,000,000
----------------------------------------------------------------------------------------
  1.06%(ab)                                    05/18/04        250,000       250,000,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Wachovia Securities, Inc.
  1.06%(ac)                                    03/01/04   $    243,000   $   243,000,000
----------------------------------------------------------------------------------------
  1.08%(ad)                                    03/01/04        500,000       500,000,000
----------------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.06%(ae)                                    03/01/04        158,000       158,000,000
========================================================================================
      Total Repurchase Agreements (Cost
         $3,086,140,742)                                                   3,086,140,742
________________________________________________________________________________________
========================================================================================
TOTAL INVESTMENTS-101.09% (Cost
  $22,064,064,486)(af)                                                    22,064,064,486
________________________________________________________________________________________
========================================================================================
OTHER ASSETS LESS LIABILITIES-(1.09%)                                       (237,832,669)
________________________________________________________________________________________
========================================================================================
NET ASSETS-100.00%                                                       $21,826,231,817
________________________________________________________________________________________
========================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
ACES    - Automatically Convertible Extendable Security
Disc.   - Discounted
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
PCR     - Pollution Control Revenue Bonds
PURS    - Puttable Reset Securities
RB      - Revenue Bonds
Sr.     - Senior
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 02/29/04 was $7,890,006,577, which represented 36.15% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on 02/29/04.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on 02/29/04.
(e) Interest rate is redetermined monthly. Rate shown is the rate in effect on 02/29/04.
(f) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 02/29/04 was $1,665,000,000 which represented 7.63% of the Fund's net assets.
(g) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(h)  Principal and interest payments are guaranteed by the corporate guarantor.
(i) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(j) Interest rate is redetermined weekly. Rate shown is the rate in effect on 02/29/04.
(k)  Interest on these securities is taxable income to the Fund.
(l) Principal and interest payments are guaranteed by the letter of credit agreement.
(m) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates
(n) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business days notice. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 1/31/04.
(o) Joint repurchase agreement entered into 02/27/04 with a maturing value of $150,013,250. Collateralized by $147,930,000 U.S. Government obligations, 0% to 7.99% due 03/05/04 to 01/30/09 with an aggregate market value at 02/29/04 of $153,002,843.

(p) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $256,178,000 U.S. Government obligations, 0% due 05/25/04 to 08/25/04 with an aggregate market value at 02/29/04 of $255,000,086.
(q) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $279,051,721 U.S. Government obligations, 5.50% due 06/01/33 to 01/01/34 with an aggregate market value at 02/29/04 of $255,000,001.
(r) Joint repurchase agreement entered into 02/27/04 with a maturing value of $700,058,917. Collateralized by $703,261,000 U.S. Treasury obligations, 1.87% to 6.00% due 08/15/04 to 02/15/31 with an aggregate market value at 02/29/04 of $714,000,583.
(s) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $248,222,000 U.S. Government obligations, 0% to 5.25% due 03/10/04 to 03/22/07 with an aggregate market value at 02/29/04 of $255,000,595.
(t) Repurchase agreement entered into 02/27/04 with a maturing value of $250,023,333. Collateralized by $256,119,117 corporate obligations, 0% to 7.50% due 03/15/05 to 03/20/44 with a market value at 02/29/04 of
     $262,500,001.
(u) Term repurchase agreement entered into 06/10/03; however either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $307,316,000 U.S. Treasury obligations, 0% due 07/22/04 to 08/12/04 with an aggregate market value at 02/29/04 of $306,002,995.
(v) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $245,325,127 U.S. Government obligations, 4.50% to 7.00% due 05/01/18 to 02/01/34 with an aggregate market value at 02/29/04 of $255,000,589.
(w) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $358,537,000 U.S. Government obligations, 0% to 9.38% due 01/15/06 to 04/15/30 with an aggregate market value at 02/29/04 of $255,001,416.
(x) Repurchase agreement entered into 02/27/04 with a maturing value of $200,016,667. Collateralized by $392,824,433 U.S. Treasury obligations, 0% to 11.25% due 02/15/10 to 02/15/26 with a market value at 02/29/04 of
     $204,001,000.
(y) Joint repurchase agreement entered into 02/27/04 with a maturing value of $400,035,333. Collateralized by $453,321,009 U.S. Government & U.S. Treasury obligations, 0% to 7.50% due 08/15/06 to 01/01/34 with an aggregate market value at 02/29/04 of $408,000,114.
(z) Joint repurchase agreement entered into 02/27/04 with a maturing value of $750,065,625. Collateralized by $768,989,000 U.S. Government obligations, 0% due 04/16/04 to 03/10/06 with an aggregate market value at 02/29/04 of $765,004,871.
(aa) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $246,873,682 U.S. Government obligations, 4.00% to 8.75% due 08/01/08 to 03/01/34 with an aggregate market value at 02/29/04 of $255,001,069.
(ab) Term repurchase agreement entered into 11/29/04; however either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $245,589,512 U.S. Treasury obligations, 4.50% to 9.00% due 10/01/08 to 02/01/34 with an aggregate market value at 02/29/04 of $255,000,388.
(ac) Joint repurchase agreement entered into 02/27/04 with a maturing value of $400,035,333. Collateralized by $417,224,604 U.S. Government & U.S. Treasury obligations, 0% to 10.35% due 03/31/04 to 03/01/34 with an aggregate market value at 02/29/04 of $408,001,642.
(ad) Joint repurchase agreement entered into 02/27/04 with a maturing value of $500,045,000. Collateralized by $497,700,240 U.S. Government obligations, 0% to 6.14% due 11/01/08 to 03/01/34 with an aggregate market value at 02/29/04 of $510,000,001.
(ae) Joint repurchase agreement entered into 02/27/04 with a maturing value of $300,026,500. Collateralized by $288,919,000 U.S. Government obligations, 4.80% to 6.50% due 05/14/04 to 09/02/10 with an aggregate market value at 02/29/04 of $306,000,280.
(af) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

February 29, 2004
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $18,977,923,744
-----------------------------------------------------------------------------
Repurchase agreements (amortized cost)                          3,086,140,742
=============================================================================
    Total investments (amortized cost)                         22,064,064,486
=============================================================================
Receivables for:
  Interest                                                         31,038,411
-----------------------------------------------------------------------------
  Amount due from advisor                                             228,056
-----------------------------------------------------------------------------
Investment for deferred compensation and retirement plans             797,772
-----------------------------------------------------------------------------
Other assets                                                           93,619
=============================================================================
    Total assets                                               22,096,222,344
_____________________________________________________________________________
=============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                           249,000,000
-----------------------------------------------------------------------------
  Dividends                                                        17,391,663
-----------------------------------------------------------------------------
  Deferred compensation and retirement plans                        1,533,987
-----------------------------------------------------------------------------
Accrued distribution fees                                             743,198
-----------------------------------------------------------------------------
Accrued trustees' fees                                                 31,917
-----------------------------------------------------------------------------
Accrued transfer agent fees                                           910,396
-----------------------------------------------------------------------------
Accrued operating expenses                                            379,366
=============================================================================
    Total liabilities                                             269,990,527
=============================================================================
Net assets applicable to shares outstanding                   $21,826,231,817
_____________________________________________________________________________
=============================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $21,823,658,668
-----------------------------------------------------------------------------
  Undistributed net investment income                                    (502)
-----------------------------------------------------------------------------
  Undistributed net realized gain from investment securities        2,573,651
=============================================================================
                                                              $21,826,231,817
_____________________________________________________________________________
=============================================================================


NET ASSETS:

Institutional Class                                           $15,848,568,588
_____________________________________________________________________________
=============================================================================
Private Investment Class                                      $   734,159,625
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                     $    46,744,931
_____________________________________________________________________________
=============================================================================
Cash Management Class                                         $ 4,085,571,229
_____________________________________________________________________________
=============================================================================
Reserve Class                                                 $    70,015,650
_____________________________________________________________________________
=============================================================================
Resource Class                                                $ 1,041,171,794
_____________________________________________________________________________
=============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES AUTHORIZED:

Institutional Class                                            15,846,551,880
_____________________________________________________________________________
=============================================================================
Private Investment Class                                          734,078,738
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                          46,743,809
_____________________________________________________________________________
=============================================================================
Cash Management Class                                           4,085,177,676
_____________________________________________________________________________
=============================================================================
Reserve Class                                                      70,015,362
_____________________________________________________________________________
=============================================================================
Resource Class                                                  1,041,090,701
_____________________________________________________________________________
=============================================================================
  Net asset value, offering and redemption price per share
    for each class                                            $          1.00
_____________________________________________________________________________
=============================================================================

See accompanying notes which are an integral part of the financial statements.

For the six months ended February 29, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $134,469,612
--------------------------------------------------------------------------
Interest from affiliates                                             6,281
==========================================================================
    Total investment income                                    134,475,893
==========================================================================

EXPENSES:

Advisory fees                                                   18,178,558
--------------------------------------------------------------------------
Administrative services fees                                       612,205
--------------------------------------------------------------------------
Custodian fees                                                     461,798
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,468,414
--------------------------------------------------------------------------
  Personal Investment Class                                        166,173
--------------------------------------------------------------------------
  Cash Management Class                                          2,239,299
--------------------------------------------------------------------------
  Reserve Class                                                    315,974
--------------------------------------------------------------------------
  Resource Class                                                 1,159,945
--------------------------------------------------------------------------
Transfer agent fees                                              1,939,940
--------------------------------------------------------------------------
Trustees' fees                                                     201,099
--------------------------------------------------------------------------
Other                                                              401,703
==========================================================================
    Total expenses                                              28,145,108
==========================================================================
Less: Fees waived                                               (8,771,722)
==========================================================================
    Net expenses                                                19,373,386
==========================================================================
Net investment income                                          115,102,507
==========================================================================
Net realized gain (loss) from investment securities               (105,308)
==========================================================================
Net increase in net assets resulting from operations          $114,997,199
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2004 and the year ended August 31, 2003 (Unaudited)

                                                            FEBRUARY 29,          AUGUST 31,
                                                                2004                 2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                    $   115,102,507      $   437,437,928
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (105,308)             222,356
===============================================================================================
    Net increase in net assets resulting from operations       114,997,199          437,660,284
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (86,593,829)        (339,841,789)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                      (3,409,635)          (9,944,836)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                        (97,435)            (251,405)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                        (20,382,592)         (72,636,877)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    (38,072)            (240,042)
-----------------------------------------------------------------------------------------------
  Resource Class                                                (4,580,944)         (14,522,979)
===============================================================================================
    Decrease in net assets resulting from distributions       (115,102,507)        (437,437,928)
===============================================================================================
Share transactions-net:
  Institutional Class                                       (5,392,053,175)      (7,882,172,341)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                    (244,220,976)         169,919,767
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (520,899)          16,988,324
-----------------------------------------------------------------------------------------------
  Cash Management Class                                       (388,000,022)      (1,286,520,760)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                 12,933,684            5,802,855
-----------------------------------------------------------------------------------------------
  Resource Class                                              (198,202,676)        (306,784,517)
===============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                    (6,210,064,064)      (9,282,766,672)
===============================================================================================
    Net increase (decrease) in net assets                   (6,210,169,372)      (9,282,544,316)
===============================================================================================
NET ASSETS:

  Beginning of period                                       28,036,401,189       37,318,945,505
===============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(502) and $(502) for 2004 and 2003,
    respectively)                                          $21,826,231,817      $28,036,401,189
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 29, 2004
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On November 24, 2003, the Fund was restructured from a separate series of Short-Term Investments Co. to a new series portfolio of the Trust.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such expense limitations prior to the end of each fiscal year. For the six months ended February 29, 2004, AIM waived fees of $7,251,107.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2004, AIM was paid $612,205 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 29, 2004, AISI retained $1,774,061 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the

Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, and 0.87%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the six months ended February 29, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,481,048, $121,860, $1,791,439, $274,897 and $1,159,945, respectively, after
FMC waived plan fees of $987,366, $44,312, $447,860, $41,077 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended February 29, 2004, the Fund paid legal fees of $46,210 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the six months ended February 29, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds and INVESCO Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period:

                                     TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE
                                       INCREASES IN   DECREASES IN                    DAILY
                          ADVANCES       ADVANCES       ADVANCES       ADVANCES      ADVANCES
                         OUTSTANDING        TO             TO         OUTSTANDING       TO       INTEREST
                          08/31/03      AFFILIATES     AFFILIATES      02/29/04     AFFILIATES    INCOME
---------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund      $   --      $188,069,000   $(188,069,000)    $   --      $3,419,436    $6,149
---------------------------------------------------------------------------------------------------------
INVESCO Gold & Precious
  Metals Fund                  --        4,024,000      (4,024,000)         --      2,012,000        132
=========================================================================================================
                           $   --      $192,093,000   $(192,093,000)    $   --      $5,431,436    $6,281
_________________________________________________________________________________________________________
=========================================================================================================



NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                       CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------
                                       SIX MONTHS ENDED                            YEAR ENDED
                                       FEBRUARY 29, 2004                         AUGUST 31, 2003
                             -------------------------------------    -------------------------------------
                                  SHARES              AMOUNT               SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class         123,731,475,297    $ 123,731,475,297     419,054,374,755    $ 419,054,374,755
-----------------------------------------------------------------------------------------------------------
  Private Investment Class      4,071,471,016        4,071,471,016       9,405,817,790        9,405,817,790
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class       111,685,772          111,685,772         133,770,375          133,770,375
-----------------------------------------------------------------------------------------------------------
  Cash Management Class        27,886,226,360       27,886,226,360      66,799,786,336       66,799,786,336
-----------------------------------------------------------------------------------------------------------
  Reserve Class                   110,100,296          110,100,296         102,414,453          102,414,453
-----------------------------------------------------------------------------------------------------------
  Resource Class                4,416,579,995        4,416,579,995       8,435,843,716        8,435,843,716
===========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class              29,373,013           29,373,013          93,354,431           93,354,431
-----------------------------------------------------------------------------------------------------------
  Private Investment Class          1,120,801            1,120,801           4,021,536            4,021,536
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class            75,212               75,212             178,509              178,509
-----------------------------------------------------------------------------------------------------------
  Cash Management Class            11,563,019           11,563,019          44,707,654           44,707,654
-----------------------------------------------------------------------------------------------------------
  Reserve Class                        34,510               34,510             257,929              257,929
-----------------------------------------------------------------------------------------------------------
  Resource Class                    3,732,648            3,732,648          12,586,231           12,586,231
===========================================================================================================
Reacquired:
  Institutional Class        (129,152,901,485)    (129,152,901,485)   (427,029,901,527)    (427,029,901,527)
-----------------------------------------------------------------------------------------------------------
  Private Investment Class     (4,316,812,793)      (4,316,812,793)     (9,239,919,559)      (9,239,919,559)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (112,281,883)        (112,281,883)       (116,960,560)        (116,960,560)
-----------------------------------------------------------------------------------------------------------
  Cash Management Class       (28,285,789,401)     (28,285,789,401)    (68,131,014,750)     (68,131,014,750)
-----------------------------------------------------------------------------------------------------------
  Reserve Class                   (97,201,122)         (97,201,122)        (96,869,527)         (96,869,527)
-----------------------------------------------------------------------------------------------------------
  Resource Class               (4,618,515,319)      (4,618,515,319)     (8,755,214,464)      (8,755,214,464)
===========================================================================================================
                               (6,210,064,064)   $  (6,210,064,064)     (9,282,766,672)   $  (9,282,766,672)
___________________________________________________________________________________________________________
===========================================================================================================

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         INSTITUTIONAL CLASS
                         ------------------------------------------------------------------------------------
                          SIX MONTHS
                            ENDED                              YEAR ENDED AUGUST 31, 2003
                         FEBRUARY 29,      ------------------------------------------------------------------
                             2004             2003          2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period    $      1.00       $      1.00   $      1.00   $      1.00   $      1.00   $     1.00
-------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income        0.005              0.01          0.02          0.05          0.06         0.05
=============================================================================================================
Less distributions from
  net investment income       (0.005)            (0.01)        (0.02)        (0.05)        (0.06)       (0.05)
=============================================================================================================
Net asset value, end of
  period                 $      1.00       $      1.00   $      1.00   $      1.00   $      1.00   $     1.00
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(a)                 0.49%             1.32%         2.16%         5.54%         6.12%        5.17%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental
  data:
Net assets, end of
  period (000s omitted)  $15,848,569       $21,240,699   $29,122,702   $26,772,308   $17,353,163   $4,541,935
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to
  average net assets:
  With fee waivers              0.12%(b)          0.11%         0.11%         0.10%         0.09%        0.09%
-------------------------------------------------------------------------------------------------------------
  Without fee waivers           0.18%(b)          0.17%         0.19%         0.19%         0.19%        0.18%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of net investment
  income to average net
  assets                        0.99%(b)          1.34%         2.12%         5.19%         6.04%        5.02%
_____________________________________________________________________________________________________________
=============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $17,600,840,056.

NOTE 9--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG currently serves as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF. On April 30, 2004, AIM will succeed IFG as the investment advisor to IVIF.

The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A. Regulatory Inquiries and Actions
  --------------------------------

  1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B. Private Actions
  ---------------

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG have already been transferred to the District of Maryland in accordance with the Panel's directive. IFG anticipates that in time most or all of the actions pending against it will be transferred to the multidistrict litigation.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Liquid Assets Portfolio ("Fund"), a portfolio of Short-Term Investments Trust (formerly a portfolio of Short-Term Investments Company, Inc.), ("Company"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purposes:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

(2) To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as new series portfolio of Short-Term Investments Trust, an existing Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

                                                                           WITHHOLDING
      TRUSTEES/MATTER                                       VOTES FOR       AUTHORITY
      ---------------                                       ---------      -----------
(1)*  Bob R. Baker.....................................   21,829,977,162   10,479,118
      Frank S. Bayley..................................   21,830,154,550   10,301,730
      James T. Bunch...................................   21,830,155,266   10,301,014
      Bruce L. Crockett................................   21,830,154,531   10,301,749
      Albert R. Dowden.................................   21,830,154,371   10,301,909
      Edward K. Dunn, Jr. .............................   21,830,154,550   10,301,730
      Jack M. Fields...................................   21,830,155,247   10,301,033
      Carl Frischling..................................   21,830,155,266   10,301,014
      Robert H. Graham.................................   21,830,155,266   10,301,014
      Gerald J. Lewis..................................   21,830,155,266   10,301,014
      Prema Mathai-Davis...............................   21,830,155,266   10,301,014
      Lewis F. Pennock.................................   21,830,155,266   10,301,014
      Ruth H. Quigley..................................   21,830,155,087   10,301,193
      Louis S. Sklar...................................   21,830,155,266   10,301,014
      Larry Soll, Ph.D.................................   21,830,151,370   10,304,910
      Mark H. Williamson...............................   21,830,155,266   10,301,014

                                                                 VOTES         WITHHELD/
      MATTER                                    VOTES FOR       AGAINST       ABSTENTIONS
      ------                                    ---------       -------       -----------
(2)*  Approval of an Agreement and Plan of
      Reorganization which provides for the
      redomestication of Company as new
      series portfolio of Short-Term
      Investments Trust, an existing
      Delaware statutory trust and, in
      connection therewith, the sale of all
      of Company's assets and the
      dissolution of Company as a Maryland
      corporation...........................  20,735,454,099   63,566,040   1,041,436,141**

---------------

 * Proposal required approval by a combined vote of all the portfolios of Short Term Investments Company, Inc.

** Includes Broker Non-Votes

                                   [COVER ART]

                     SEMI-ANNUAL REPORT / FEBRUARY 29, 2004

                      SHORT-TERM INVESTMENTS TRUST (STIT)

                            LIQUID ASSETS PORTFOLIO

                            PERSONAL INVESTMENT CLASS

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                                    TRUSTEES

Bob R. Baker                                                    Robert H. Graham
Frank S. Bayley                                                  Gerald J. Lewis
James T. Bunch                                                Prema Mathai-Davis
Bruce L. Crockett                                               Lewis F. Pennock
Albert R. Dowden                                                 Ruth H. Quigley
Edward K. Dunn, Jr.                                               Louis S. Sklar
Jack M. Fields                                                 Larry Soll, Ph.D.
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Kevin M. Carome           Senior Vice President, Secretary & Chief Legal Officer
Sidney M. Dilgren                                     Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                             New York, NY 10286-0001

                               COUNSEL TO THE FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                             COUNSEL TO THE TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                             New York, NY 10022-3852

                                 TRANSFER AGENT
                          AIM Investment Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

    This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.


                                                                       LAP-SAR-4

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--

LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           The economy and the stock market were healthy for most of
ROBERT H.           the reporting period. The nation's gross domestic product,
GRAHAM]             generally considered the broadest measure of economic
                    activity, expanded at an annualized rate of 4.1% in the fourth quarter of 2003, and the S&P 500--Registered
                    Trademark-- Index returned 14.59% for the reporting period.

                        Throughout the reporting period, the federal funds
                    target rate stood at 1.00%, its lowest level since 1958. The U.S. Federal Reserve (the Fed) said in June 2003 that it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. By October, the Fed reported that economic expansion had increased and consumer spending was generally stronger, although the job market remained weak. The Fed's November Beige Book report cited "reasonably broad based" economic expansion in October and early November and noted that in most Federal Reserve districts:

    o wages and the prices of finished goods and services remained fairly stable;
    o retail spending increased on a year-over-year basis;
    o manufacturing activity picked up; and
    o residential real estate activity remained strong while commercial real estate activity remained weak.

    In a widely reported speech in early January 2004, Federal Open Market Committee member Ben Bernanke said that while "downside risks to the economy remain ... the incoming data have continued for the most part to surprise on the upside." In late January, the Fed left short-term rates unchanged and said that economic reports suggested that the economy was "expanding briskly." The Fed dropped its long-standing promise to hold interest rates steady for a "considerable period," replacing it instead with a pledge to be "patient" before raising rates.

YOUR INVESTMENT PORTFOLIO

As of February 29, 2004, both the monthly and the seven-day SEC yield of the Short-Term Investments Trust Liquid Assets Portfolio's Personal Investment Class was 0.44%. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 36- to 55-day range; at the close of the reporting period, the WAM stood at 50 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Personal Investment Class stood at $46.7 million. Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.


                                                                     (continued)

    The Liquid Assets Portfolio invests solely in securities rated "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a modified barbell maturity structure, portfolio management emphasizes superior credit quality in buying money market securities such as commercial paper and selected repurchase agreement securities.

IN CONCLUSION

Economic activity continued to expand in January and February, according to information provided by Federal Reserve District Banks, with growth described as "moderate" to "showing signs of acceleration," according to the Federal Reserve's Beige Book. Employment has been growing slowly in most Federal Reserve Districts. Wages and salaries have increased slightly, but employers report substantial increases for employee health-care costs.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SCHEDULE OF INVESTMENTS

February 29, 2004
(Unaudited)

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

COMMERCIAL PAPER-26.21%(A)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-2.69%

Atlantis One Funding Corp. (Rabobank-ABS
  Program Sponsor)(b)
  (Acquired 01/27/04; Cost $40,010,217)
  1.09%                                        07/14/04   $     40,216   $    40,051,617
----------------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $200,049,491)
  1.09%                                        07/20/04        201,109       200,250,432
----------------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $20,903,810)
  1.09%                                        07/26/04         21,019        20,925,448
----------------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $76,525,309)
  1.09%                                        07/27/04         76,947        76,602,192
----------------------------------------------------------------------------------------
  (Acquired 02/18/04; Cost $149,244,000)
  1.08%                                        08/04/04        150,000       149,298,000
----------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)(b)
  (Acquired 01/26/04; Cost $99,829,556)
  1.04%                                        03/25/04        100,000        99,930,667
========================================================================================
                                                                             587,058,356
========================================================================================

ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-0.17%

Old Line Funding, LCC (Royal Bank of
  Canada-ABS Program Sponsor)
  (Acquired 01/09/04; Cost $36,882,511)(b)
  1.04%                                        03/01/04         36,938        36,938,000
========================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-5.71%

Blue Spice LLC (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)
  (Acquired 01/06/04; Cost $149,759,375)
  1.05%                                        03/01/04        150,000       150,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $149,849,792)
  1.03%                                        03/02/04        150,000       149,995,708
----------------------------------------------------------------------------------------
  (Acquired 01/09/04; Cost $99,826,667)
  1.04%                                        03/09/04        100,000        99,976,889
----------------------------------------------------------------------------------------
  (Acquired 01/09/04; Cost $99,737,500)
  1.05%                                        04/08/04        100,000        99,889,167
----------------------------------------------------------------------------------------
  (Acquired 01/15/04; Cost $49,865,833)
  1.05%                                        04/16/04         50,000        49,932,917
----------------------------------------------------------------------------------------
  (Acquired 01/22/04; Cost $207,447,182)
  1.04%                                        04/23/04        208,000       207,681,529
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Old Slip Funding Corp. (Bank of New York-ABS
  Program Sponsor)(b)
  (Acquired 12/23/03; Cost $49,950,722)
  1.10%                                        03/29/04   $     50,090   $    50,047,145
----------------------------------------------------------------------------------------
Steamboat Funding Corp. (Bank of New York-ABS
  Program Sponsor)(b)
  (Acquired 02/27/04; Cost $164,397,635)
  1.06%                                        03/02/04        164,417       164,412,159
----------------------------------------------------------------------------------------
Ticonderoga Funding LLC (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/27/04; Cost $50,128,751)
  1.03%                                        03/02/04         50,179        50,177,564
----------------------------------------------------------------------------------------
  (Acquired 01/23/04; Cost $73,323,763)
  1.04%                                        04/15/04         73,500        73,404,450
----------------------------------------------------------------------------------------
Variable Funding Capital Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/16/04; Cost $149,610,000)
  1.04%                                        04/15/04        150,000       149,805,000
========================================================================================
                                                                           1,245,322,528
========================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-6.43%

Barton Capital Corp. (Societe Generale-ABS
  Program Sponsor)(b)
  (Acquired 01/09/04; Cost $150,010,618)
  1.04%                                        03/03/04        150,245       150,236,319
----------------------------------------------------------------------------------------
  (Acquired 01/14/04; Cost $131,331,070)
  1.04%                                        04/13/04        131,667       131,503,440
----------------------------------------------------------------------------------------
Charta LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/09/04; Cost $74,867,833)
  1.04%                                        03/10/04         75,000        74,980,500
----------------------------------------------------------------------------------------
  (Acquired 01/22/04; Cost $49,877,222)
  1.04%                                        04/16/04         50,000        49,933,556
----------------------------------------------------------------------------------------
CRC Funding, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/27/04; Cost $99,871,250)
  1.03%                                        03/12/04        100,000        99,968,528
----------------------------------------------------------------------------------------
Edison Asset Securitization, LLC (GE Capital
  Corp.-ABS Program Sponsor)(b)
  (Acquired 02/27/04; Cost $24,997,750)
  1.08%                                        03/01/04         25,000        25,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/22/04; Cost $73,513,636)
  1.04%                                        04/19/04         73,701        73,596,672
----------------------------------------------------------------------------------------
  (Acquired 01/21/04; Cost $99,734,222)
  1.04%                                        04/22/04        100,000        99,849,778
----------------------------------------------------------------------------------------
  (Acquired 01/21/04; Cost $53,356,263)
  1.04%                                        04/23/04         53,500        53,418,086
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Gemini Securitization Corp. (Deutsche Bank
  A.G.-New York Branch-ABS Program
  Sponsor)(b)
  (Acquired 01/21/04; Cost $99,742,889)
  1.04%                                        04/19/04   $    100,000   $    99,858,444
----------------------------------------------------------------------------------------
Jupiter Securitization Corp. (Bank One
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/20/04; Cost $25,602,030)
  1.04%                                        03/18/04         25,645        25,632,405
----------------------------------------------------------------------------------------
  (Acquired 02/13/04; Cost $99,889,167)
  1.05%                                        03/22/04        100,000        99,938,750
----------------------------------------------------------------------------------------
  (Acquired 02/27/04; Cost $139,861,167)
  1.05%                                        04/01/04        140,000       139,873,417
----------------------------------------------------------------------------------------
  (Acquired 01/12/04; Cost $175,180,257)
  1.04%                                        04/12/04        175,642       175,428,888
----------------------------------------------------------------------------------------
Receivables Capital Co. LLC (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/16/04; Cost $64,899,575)
  1.03%                                        03/10/04         65,000        64,983,262
----------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Barclays Bank
  PLC-New York Branch-ABS Program Sponsor)
  1.16%                                        03/02/04         40,000        39,998,711
========================================================================================
                                                                           1,404,200,756
========================================================================================

ASSET-BACKED SECURITIES-STRUCTURED INVESTMENT
  VEHICLES/SECURITY ARBITRAGE-1.51%

Beta Finance Inc. (Citibank Int'l TLC-ABS
  Program Sponsor)(b)
  (Acquired 01/14/04; Cost $29,921,133)
  1.04%                                        04/16/04         30,000        29,960,133
----------------------------------------------------------------------------------------
Grampian Funding LLC (HBOS Treasury Services
  PLC-ABS Program Sponsor)(b)
  (Acquired 02/23/04; Cost $99,727,139)
  1.05%                                        05/27/04        100,000        99,747,458
----------------------------------------------------------------------------------------
  (Acquired 02/23/04; Cost $99,724,236)
  1.05%                                        05/28/04        100,000        99,744,555
----------------------------------------------------------------------------------------
  (Acquired 02/25/04; Cost $99,475,000)
  1.08%                                        08/18/04        100,000        99,490,000
========================================================================================
                                                                             328,942,146
========================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-2.27%

Eureka Securitization, Inc. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/09/04; Cost $29,948,000)
  1.04%                                        03/09/04         30,000        29,993,067
----------------------------------------------------------------------------------------
  (Acquired 01/22/04; Cost $49,877,222)
  1.04%                                        04/16/04         50,000        49,933,556
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

FCAR Owner Trust-Series II (Ford Motor Credit
  Co.-ABS Program Sponsor)
  1.06%                                        03/04/04   $    100,000   $    99,991,167
----------------------------------------------------------------------------------------
  1.04%                                        04/02/04        100,000        99,907,555
----------------------------------------------------------------------------------------
New Center Asset Trust-Series A-1 (General
  Motors Acceptance Corp.-ABS Program
  Sponsor)
  1.09%                                        03/01/04         60,000        60,000,000
----------------------------------------------------------------------------------------
  1.04%                                        03/26/04         50,000        49,963,889
----------------------------------------------------------------------------------------
  1.04%                                        04/27/04        107,000       106,823,807
========================================================================================
                                                                             496,613,041
========================================================================================

DIVERSIFIED CAPITAL MARKETS-1.51%

Citigroup Global Markets Holdings, Inc.
  1.04%                                        04/21/04        250,000       249,631,667
----------------------------------------------------------------------------------------
Citigroup Inc.
  1.04%                                        03/24/04         80,000        79,946,844
========================================================================================
                                                                             329,578,511
========================================================================================

INVESTMENT BANKING & BROKERAGE-2.52%

Bear, Stearns & Co., Inc.
  1.04%                                        03/15/04        200,000       199,919,111
----------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc., Floating Rate,
  1.13%                                        06/01/04        150,000       150,000,000
----------------------------------------------------------------------------------------
  1.13%                                        06/15/04        200,000       200,000,000
========================================================================================
                                                                             549,919,111
========================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.63%

GE Capital International Funding, Inc.-Series
  A(b)
  (Acquired 12/19/03; Cost $49,868,292)
  1.09%                                        03/15/04         50,000        49,978,806
----------------------------------------------------------------------------------------
General Electric Capital Corp.
  1.04%                                        04/05/04        125,000       124,873,611
----------------------------------------------------------------------------------------
  1.04%                                        04/06/04        100,000        99,896,000
----------------------------------------------------------------------------------------
  1.04%                                        04/14/04        100,000        99,872,889
----------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  1.04%                                        04/21/04        100,000        99,852,667
----------------------------------------------------------------------------------------
  1.04%                                        04/23/04        100,000        99,846,889
========================================================================================
                                                                             574,320,862
========================================================================================

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

RAILROADS-0.23%

Network Rail CP Finance PLC (United
  Kingdom)(b)
  (Acquired 10/22/03; Cost $49,696,806)
  1.18%                                        04/26/04   $     50,000   $    49,908,222
========================================================================================

REGIONAL BANKS-0.54%

Banque et Caisse d'Epargne de l'Etat
  (Luxembourg)
  1.18%                                        06/07/04         30,000        29,903,633
----------------------------------------------------------------------------------------
Stadshypotek Delaware, Inc. (Sweden)(b)
  (Acquired 12/11/03; Cost $40,353,840)
  1.12%                                        04/05/04         40,500        40,455,900
----------------------------------------------------------------------------------------
  (Acquired 11/07/03; Cost $47,710,400)
  1.20%                                        05/06/04         48,000        47,894,400
========================================================================================
                                                                             118,253,933
========================================================================================
      Total Commercial Paper (Cost
         $5,721,055,466)                                                   5,721,055,466
========================================================================================

CERTIFICATES OF DEPOSIT-13.84%

ABN AMRO Bank N.V. (Netherlands)
  1.12%                                        06/30/04        100,000       100,000,000
----------------------------------------------------------------------------------------
  1.35%                                        08/12/04         90,000        90,000,000
----------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  1.04%                                        04/13/04        100,000       100,000,000
----------------------------------------------------------------------------------------
  1.04%                                        04/14/04        100,000       100,000,000
----------------------------------------------------------------------------------------
  1.27%                                        07/22/04         98,000        98,000,000
----------------------------------------------------------------------------------------
BNP Paribas (France)
  1.39%                                        08/05/04        230,000       230,076,326
----------------------------------------------------------------------------------------
Credit Agricole Indosuez (France)
  1.12%                                        06/29/04        100,000       100,000,000
----------------------------------------------------------------------------------------
Danske Bank A/S (Denmark)
  1.10%(c)                                     12/23/04        100,000        99,975,497
----------------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  1.12%                                        07/06/04        100,000       100,000,000
----------------------------------------------------------------------------------------
  1.68%                                        01/04/05         50,000        50,000,000
----------------------------------------------------------------------------------------
Deutsche Bank-New York Branch (Germany)
  1.46%                                        03/09/05        100,000       100,000,000
----------------------------------------------------------------------------------------
Dexia Bank-New York Branch (Belgium)
  1.03%(d)                                     06/09/04        200,000       199,988,983
----------------------------------------------------------------------------------------
Fortis Bank S.A./N.V. (Belgium)
  1.28%                                        07/26/04        100,000       100,000,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

HBOS Treasury Services PLC (United Kingdom)
  1.05%                                        04/20/04   $    160,000   $   160,000,000
----------------------------------------------------------------------------------------
  1.06%                                        05/25/04        135,000       135,000,000
----------------------------------------------------------------------------------------
  1.15%                                        06/29/04         23,000        23,000,000
----------------------------------------------------------------------------------------
  1.15%                                        06/30/04        150,000       150,000,000
----------------------------------------------------------------------------------------
National Australia Bank Ltd. (Australia)
  1.26%                                        07/30/04        100,000       100,000,000
----------------------------------------------------------------------------------------
  1.29%                                        08/31/04        130,000       130,000,000
----------------------------------------------------------------------------------------
Northern Rock PLC (United Kingdom)
  1.04%                                        05/26/04         60,000        60,000,000
----------------------------------------------------------------------------------------
  1.10%                                        08/24/04         50,000        50,000,000
----------------------------------------------------------------------------------------
Royal Bank of Canada (Canada)
  1.44%                                        11/17/04        100,000        99,992,863
----------------------------------------------------------------------------------------
Societe Generale (France)
  1.04%(e)                                     10/01/04        200,000       199,958,662
----------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  1.23%                                        03/17/04         70,000        69,999,693
----------------------------------------------------------------------------------------
  1.27%                                        07/26/04        100,000       100,000,000
----------------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Italy)
  1.11%                                        03/12/04        100,000       100,000,302
----------------------------------------------------------------------------------------
  1.07%                                        04/13/04        175,000       175,000,000
========================================================================================
      Total Certificates of Deposit (Cost
         $3,020,992,326)                                                   3,020,992,326
========================================================================================

TIME DEPOSITS-10.07%

Credit Suisse First Boston LLC-Cayman
  (Switzerland)
  1.05%                                        03/01/04        800,000       800,000,000
----------------------------------------------------------------------------------------
U.S. Bank N.A.-Cayman
  1.04%                                        03/01/04      1,000,000     1,000,000,000
----------------------------------------------------------------------------------------
UBS A.G.-Cayman (Switzerland)
  1.05%                                        03/01/04        397,550       397,549,551
========================================================================================
      Total Time Deposits (Cost
         $2,197,549,551)                                                   2,197,549,551
========================================================================================

ASSET-BACKED SECURITIES-9.06%

CONSUMER RECEIVABLES-1.36%

Daimler Chrysler Auto Trust-Series 2004-A,
  Class A-1 Notes,
  (Acquired 02/24/04; Cost $115,000,000)
  1.07%(b)                                     03/08/05        115,000       115,000,000
----------------------------------------------------------------------------------------
GS Auto Loan Trust-Series 2004-1, Class A-1
  Notes,
  1.11%                                        02/15/05         48,000        48,000,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
CONSUMER RECEIVABLES-(CONTINUED)

USAA Auto Owner Trust-Series 2004-1, Class
  A-1 Notes,
  1.08%                                        03/15/05   $    134,000   $   134,000,000
========================================================================================
                                                                             297,000,000
========================================================================================

STRUCTURED-3.79%

Granite Mortgages PLC (United Kingdom)-Series
  2004-1, Class 1A-1, Floating Rate Bonds
  1.05%(e)                                     12/20/04        195,000       195,000,000
----------------------------------------------------------------------------------------
Holmes Financing (No. 7) PLC (United
  Kingdom)-Series 1, Class A, Floating Rate
  Bonds
  1.05%(e)                                     04/15/04         50,000        50,000,000
----------------------------------------------------------------------------------------
IKON Receivables Funding LLC-Lease-Backed
  Notes, Series 2003-1, Class A-1
  1.31%                                        05/17/04          7,942         7,941,529
----------------------------------------------------------------------------------------
Paragon Mortgages PLC (United Kingdom)-Series
  6A, Class A-1, Floating Rate Bonds
  (Acquired 10/06/03; Cost $120,546,765)
  1.11%(b)(e)                                  09/15/04        120,547       120,546,765
----------------------------------------------------------------------------------------
Permanent Financing (No. 2) PLC (United
  Kingdom)-Series 1, Class A, Floating Rate
  Bonds (Halifax PLC-ABS Program Sponsor)
  1.06%(e)                                     03/10/04        105,000       105,000,000
----------------------------------------------------------------------------------------
Permanent Financing (No. 3) PLC (United
  Kingdom)-Series 1, Class A, Floating Rate
  Bonds (Halifax PLC-ABS Program Sponsor)
  1.06%(e)                                     12/10/04        150,000       150,000,000
----------------------------------------------------------------------------------------
Residential Mortgage Securities (United
  Kingdom)
  Series 14A, Class A-1, Floating Rate Bonds
  (Acquired 03/17/03; Cost $40,621,902)
  1.13%(b)(e)                                  03/10/04         40,622        40,621,902
----------------------------------------------------------------------------------------
  Series 16A, Class A-1, Floating Rate Bonds
  (Acquired 09/16/03; Cost $23,392,512)
  1.12%(b)(e)                                  09/11/04         23,393        23,392,512
----------------------------------------------------------------------------------------
  Series 17A, Class A-1, Floating Rate Bonds
  (Acquired 02/10/04; Cost $134,000,000)
  1.10%(b)(e)                                  02/14/05        134,000       134,000,000
========================================================================================
                                                                             826,502,708
========================================================================================

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

STRUCTURED INVESTMENT VEHICLES/SECURITY
  ARBITRAGE-3.91%

Beta Finance Inc., Floating Rate MTN
  (Citibank International PLC-ABS Program
  Sponsor)
  (Acquired 05/19/03; Cost $89,111,606)
  1.23%(b)(d)                                  04/30/04   $     89,000   $    89,019,466
----------------------------------------------------------------------------------------
  (Acquired 05/08/03; Cost $50,000,000)
  1.06%(b)(d)                                  05/17/04         50,000        50,000,000
----------------------------------------------------------------------------------------
  (Acquired 06/09/03; Cost $99,990,000)
  1.06%(b)(d)                                  06/16/04        100,000        99,997,076
----------------------------------------------------------------------------------------
  (Acquired 10/02/03; Cost $149,970,000)
  1.04%(b)(e)                                  10/15/04        150,000       149,981,613
----------------------------------------------------------------------------------------
  (Acquired 10/06/03; Cost $199,960,000)
  1.04%(b)(e)                                  10/18/04        200,000       199,974,959
----------------------------------------------------------------------------------------
  (Acquired 10/06/03; Cost $164,967,000)
  1.04%(b)(e)                                  10/19/04        165,000       164,979,196
----------------------------------------------------------------------------------------
  (Acquired 10/06/03; Cost $99,980,000)
  1.04%(b)(e)                                  10/20/04        100,000        99,987,268
========================================================================================
                                                                             853,939,578
========================================================================================
      Total Asset-Backed Securities (Cost
         $1,977,442,286)                                                   1,977,442,286
========================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-5.69%

FEDERAL HOME LOAN BANK (FHLB)-3.39%

Unsec. Bonds,
  1.12%                                        07/12/04        235,000       235,000,000
----------------------------------------------------------------------------------------
  1.22%                                        08/04/04        100,000        99,993,010
----------------------------------------------------------------------------------------
  1.35%                                        11/09/04        180,000       180,000,000
----------------------------------------------------------------------------------------
  1.20%                                        02/28/05         75,000        74,930,000
----------------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,
  1.08%(c)                                     01/05/05        150,000       149,993,609
========================================================================================
                                                                             739,916,619
========================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.84%

Disc. Notes,
  1.09%(a)                                     04/01/04        167,588       167,430,201
----------------------------------------------------------------------------------------
Unsec. Global Notes,
  5.63%                                        05/14/04         50,000        50,428,498
----------------------------------------------------------------------------------------
  6.50%                                        08/15/04         47,061        48,161,810
----------------------------------------------------------------------------------------
Unsec. Notes,
  1.35%                                        10/22/04        135,000       135,000,000
========================================================================================
                                                                             401,020,509
========================================================================================

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

STUDENT LOAN MARKETING ASSOCIATION-0.46%

Global Notes,
  5.00%                                        06/30/04   $    100,000   $   101,315,397
========================================================================================
      Total U.S. Government Agency Securities
         (Cost $1,242,252,525)                                             1,242,252,525
========================================================================================

PROMISSORY NOTES-5.43%

Goldman Sachs Group, Inc. (The)
  (Acquired 08/04/03; Cost $250,000,000)
  1.26%(b)(f)                                  03/01/04        250,000       250,000,000
----------------------------------------------------------------------------------------
  (Acquired 10/07/03; Cost $200,000,000)
  1.13%(b)(e)(f)                               03/08/04        200,000       200,000,000
----------------------------------------------------------------------------------------
  (Acquired 10/07/03; Cost $200,000,000)
  1.16%(b)(c)(f)                               03/08/04        200,000       200,000,000
----------------------------------------------------------------------------------------
  (Acquired 07/25/03; Cost $120,000,000)
  1.23%(b)(d)(f)                               06/21/04        120,000       120,000,000
----------------------------------------------------------------------------------------
  (Acquired 12/30/03; Cost $165,000,000)
  1.24%(b)(f)                                  06/28/04        165,000       165,000,000
----------------------------------------------------------------------------------------
  (Acquired 12/16/03; Cost $250,000,000)
  1.25%(b)(f)                                  07/13/04        250,000       250,000,000
========================================================================================
      Total Promissory Notes (Cost
         $1,185,000,000)                                                   1,185,000,000
========================================================================================

VARIABLE RATE DEMAND NOTES-5.04%(G)

CORPORATE GUARANTEED-0.00%

Mississippi (State of) Business Finance Corp.
  (General Electric Plastics Project);
  Taxable Series 1998 IDR
  (Acquired 12/23/03; Cost $1,000)
  1.08%(b)(e)(h)                               02/01/23              1             1,000
========================================================================================

INSURED-2.06%(I)

Alaska (State of) Housing Finance Corp.;
  Taxable Home Mortgage Series 2002 B RB
  0.95%(j)                                     12/01/36          8,100         8,100,000
----------------------------------------------------------------------------------------
Berks (County of) Pennsylvania Industrial
  Development Authority (Lutheran Services);
  Health Care Series 1998 A IDR
  1.16%(j)(k)                                  01/01/28          1,804         1,804,000
----------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Housing Mortgage Finance
  Program); Taxable Series 1998 F-2 RB
  1.09%(j)                                     11/15/16         14,639        14,639,386
----------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Housing Mortgage Finance
  Program); Taxable Series 2002 A-5 RB
  1.10%(j)                                     05/15/33         18,007        18,007,460
----------------------------------------------------------------------------------------
Fairview (City of), Minnesota Hospital &
  Healthcare Services; ACES Series 1994 A RB
  1.10%(j)(k)                                  11/01/15          4,200         4,200,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Florida (State of) Baptist Health System of
  South Florida; Taxable Series 1995 RB
  Series A, 1.09%(j)                           05/15/17   $        200   $       200,000
----------------------------------------------------------------------------------------
  Series B, 1.09%(j)                           05/15/25          1,064         1,063,522
----------------------------------------------------------------------------------------
Florida (State of) Housing Finance Agency;
  Taxable Series 1993 A RB
  1.04%(j)                                     01/01/34         31,000        31,000,000
----------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.
  (Affordable Housing); Taxable Series 2002 A
  RB
  1.06%(j)                                     01/01/47         39,020        39,020,000
----------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.;
  Taxable Series 2000 A RB
  1.04%(j)                                     01/01/45         58,740        58,740,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Student Loan RB
  Taxable Series 1998 B,
  1.08%(j)                                     09/01/32         14,370        14,370,000
----------------------------------------------------------------------------------------
  Taxable Series 1999 B-I RB,
  1.08%(j)                                     09/01/34         10,700        10,700,000
----------------------------------------------------------------------------------------
  Taxable Series 1999 B-II RB,
  1.08%(j)                                     09/01/34          2,000         2,000,000
----------------------------------------------------------------------------------------
  Taxable Series 1999 B-III RB,
  1.08%(j)                                     09/01/34          4,650         4,650,000
----------------------------------------------------------------------------------------
Loanstar Asset Partners II; Student Loan
  RB(b)
  (Acquired 11/14/02; Cost $25,000,000)
  Series 2001 Tranche 1,
  1.08%(j)                                     09/01/36         25,000        25,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $60,000,000)
  Series 2002 Tranche 1,
  1.08%(j)                                     08/01/37         60,000        60,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $40,000,000)
  Series 2002 Tranche 2,
  1.08%(j)                                     08/01/37         40,000        40,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $50,000,000)
  Series 2002 Tranche 3,
  1.08%(j)                                     08/01/37         50,000        50,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $50,000,000)
  Series 2002 Tranche 4,
  1.08%(j)                                     08/01/37         50,000        50,000,000
----------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority; Taxable Series 2000 C RB
  1.09%(j)                                     12/01/20          4,558         4,558,000
----------------------------------------------------------------------------------------
Montgomery (City of), Alabama BMC Special
  Care Facilities Financing Authority
  (Baptist Health); Taxable Series 1998 C RB
  1.11%(j)                                     11/15/29          6,999         6,999,451
----------------------------------------------------------------------------------------
New Orleans (City of), Louisiana; Taxable
  Pension Series 2000 RB
  1.09%(j)                                     09/01/30          4,200         4,200,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Omaha (City of), Nebraska (Riverfront
  Development); Taxable Special Obligation
  Series 2002 B RB
  1.19%(j)                                     02/01/26   $        235   $       235,000
========================================================================================
                                                                             449,486,819
========================================================================================

LETTER OF CREDIT GUARANTEED-2.98%(L)

Advocare of South Carolina; Series 1997 Bonds
  (LOC-Wachovia Bank N.A.)
  (Acquired 03/28/02; Cost $9,800,000)
  1.09%(b)(j)                                  06/01/17          9,800         9,800,000
----------------------------------------------------------------------------------------
AtlantiCare Health Services; Series 2003
  Floating Rate Notes (LOC-Wachovia Bank
  N.A.)
  1.10%(j)                                     10/01/33         17,355        17,355,000
----------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Wachovia Bank N.A.)
  1.11%(j)                                     02/01/15         48,085        48,085,000
----------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project); Series 1999 B RB
  (LOC-Wachovia Bank N.A.)
  1.10%(j)                                     01/01/29          1,100         1,100,000
----------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank N.A.)
  (Acquired 07/31/03; Cost $4,030,000)
  1.11%(b)(j)                                  07/01/08          4,030         4,030,000
----------------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Series 1997 A RB (LOC-Michigan
  National Bank)
  1.07%(d)                                     02/15/27         10,099        10,099,000
----------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project); Taxable Series 2001 I RB
  (LOC-Wachovia Bank N.A.)
  1.11%(j)                                     12/01/36         39,920        39,920,000
----------------------------------------------------------------------------------------
Brooks (County of), Georgia Development
  Authority (Langboard Inc. Project); Taxable
  Series 2003 IDR (LOC-Bank of America N.A.)
  1.09%(j)                                     04/01/18          9,999         9,999,000
----------------------------------------------------------------------------------------
Brosis Finance, LLC; Series 1999 Bonds
  (LOC-Wachovia Bank N.A.)
  1.09%(j)                                     09/01/19         17,900        17,900,000
----------------------------------------------------------------------------------------
Capital One Funding Corp., Floating Rate
  Notes (LOC-Bank One N.A.)
  1.11%(j)                                     12/02/19         12,861        12,861,000
----------------------------------------------------------------------------------------
  (Acquired 07/31/03; Cost $4,030,000)
  1.11%(b)(j)                                  07/01/20          8,643         8,643,000
----------------------------------------------------------------------------------------
  1.11%(j)                                     09/01/20          1,271         1,271,178
----------------------------------------------------------------------------------------
  1.11%(j)                                     05/01/26          7,300         7,300,000
----------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002 Bonds
  (LOC-Wachovia Bank N.A.)
  (Acquired 07/31/03; Cost $18,500,000)
  1.09%(b)(j)                                  09/01/34         18,500        18,500,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Chatham Capital Corp.; Series 2000 Floating
  Rate Notes (LOC-Bank One N.A.)
  1.11%(j)                                     07/01/20   $     14,449   $    14,449,000
----------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank N.A.)
  (Acquired 05/31/02; Cost $435,000)
  1.11%(b)(j)                                  08/31/16            435           435,000
----------------------------------------------------------------------------------------
Fayette (County of), Ohio (Fayette County
  Memorial Hospital); Series 2003 RB
  (LOC-National City Bank)
  1.12%(j)                                     08/01/23            300           300,000
----------------------------------------------------------------------------------------
Folk Financial Services Inc.-Series A,
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  1.12%(j)                                     10/15/27          5,125         5,125,000
----------------------------------------------------------------------------------------
Garlands of Barrington; Floating Rate Notes
  (LOC-Bank One N.A.)
  1.11%(j)                                     04/01/32         11,100        11,100,000
----------------------------------------------------------------------------------------
Gulf States Paper Corp.; Series 1998 Unsec.
  Floating Rate Bonds (LOC-Wachovia Bank
  N.A.)
  1.07%(j)                                     11/01/18         25,000        25,000,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1997 RB (LOC-Bank One Chicago N.A.)
  1.08%(j)                                     09/01/31          7,800         7,800,000
----------------------------------------------------------------------------------------
JCR Harbour Pointe LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.10%(j)                                     02/01/09          2,300         2,300,000
----------------------------------------------------------------------------------------
JPV Capital LLC; Floating Rate Notes
  (LOC-Standard Federal)
  1.16%(j)                                     12/01/39          2,000         2,000,000
----------------------------------------------------------------------------------------
JRC Hampton Bay LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.10%(j)                                     02/01/09          5,815         5,815,000
----------------------------------------------------------------------------------------
Kamps Capital LLC; Floating Rate Notes
  (LOC-Federal Home Loan Bank)
  1.04%(j)                                     09/01/33          7,638         7,638,388
----------------------------------------------------------------------------------------
Lehigh (County of), Pennsylvania (Bouras
  Industries); Taxable Series 2002 C RB
  (LOC-Wachovia Bank N.A.)
  1.14%(j)                                     11/01/13          2,244         2,244,000
----------------------------------------------------------------------------------------
Liberty (County of), Georgia Industrial
  Development Authority (Hugo Boss Inc.
  Project); Taxable Series 2002 RB
  (LOC-Wachovia Bank N.A.)
  1.16%(j)                                     01/01/18          4,960         4,960,000
----------------------------------------------------------------------------------------
LP Pinewood SPV; Notes (LOC-Wachovia Bank
  N.A.)
  1.09%(j)                                     02/01/18         55,200        55,200,000
----------------------------------------------------------------------------------------
Macatawa Capital; Floating Rate Notes
  (LOC-Fifth Third Bank)
  1.09%(j)                                     12/01/53          4,660         4,660,000
----------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture Development
  Corp.); Series 2001 RB (LOC-Bank One
  Milwaukee N.A.; Firstar Bank N.A.; M&I
  Marshall & Ilsley; Northern Trust Co.)
  1.11%(j)                                     06/01/36         31,623        31,623,256
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); Series 2002 IDR
  (LOC-Wachovia Bank N.A.)
  1.09%(j)                                     05/01/17   $     40,000   $    40,000,000
----------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Bethesda Health
  Group); Series 2001 B RB (LOC-U.S. Bank
  N.A.)
  1.07%(d)                                     08/01/31         17,905        17,905,000
----------------------------------------------------------------------------------------
New York (State of) Anti-Defamation League
  Foundation; Taxable Series 2004 A RB
  (LOC-Bank of New York)
  1.07%(j)                                     01/01/34          6,000         6,000,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Taxable Service Contract Series 2003 F RB
  (LOC-State Street Bank & Trust Co.)
  1.07%(j)                                     09/15/07              1             1,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Taxable Service Contract Series 2003 H RB
  (LOC-Dexia Credit Local)
  1.08%(j)                                     09/15/08         12,108        12,107,524
----------------------------------------------------------------------------------------
North Carolina (State of) Roman Catholic
  Diocese of Charlotte; Series 2002 Floating
  Rate Bonds (LOC-Wachovia Bank N.A.)
  1.09%(j)                                     05/01/14         13,697        13,697,000
----------------------------------------------------------------------------------------
Port Blakely (Communities of), Washington;
  Taxable Series 2001 C RB (LOC-Bank of
  America N.A.)
  1.10%(j)                                     02/15/21              1             1,000
----------------------------------------------------------------------------------------
R.G. Ray Corp.; Floating Rate Bonds
  (LOC-LaSalle Bank N.A.)
  1.19%(j)                                     01/01/15          3,409         3,409,000
----------------------------------------------------------------------------------------
Richmond (City of), Virginia Redevelopment &
  Housing Authority (Old Manchester); Series
  1995 B RB (LOC-Wachovia Bank N.A.)
  1.15%(e)                                     12/01/25            590           590,000
----------------------------------------------------------------------------------------
Rockwood Quarry LLC; Floating Rate Notes
  (LOC-Fifth Third Bank)
  1.07%(j)                                     12/01/22          4,999         4,999,000
----------------------------------------------------------------------------------------
S&L Capital LLC; Floating Rate Notes
  (LOC-Comerica Bank)
  1.14%(e)                                     11/04/42            774           774,000
----------------------------------------------------------------------------------------
San Jose (City of), California Redevelopment
  Agency (Merged Area); Taxable Series 2002 G
  RB (LOC-Bank of New York)
  1.10%(j)                                     08/01/29            976           975,657
----------------------------------------------------------------------------------------
Sebastian Commons L.P.; Floating Rate Notes
  (LOC-Bank of America N.A.)
  1.12%(j)                                     09/01/28          3,974         3,974,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Shepherd Capital LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.09%(j)                                     11/01/52   $      9,870   $     9,870,000
----------------------------------------------------------------------------------------
  1.09%(j)                                     05/01/53         15,000        15,000,000
----------------------------------------------------------------------------------------
  (LOC-Standard Federal Bank)
  1.09%(j)                                     08/01/53         11,000        11,000,000
----------------------------------------------------------------------------------------
  (LOC-Federal Home Loan Bank)
  1.04%(j)                                     10/01/53          4,366         4,365,847
----------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Anderson College); Taxable
  Series 1998 C RB (LOC-Wachovia Bank N.A.)
  1.16%(j)                                     10/01/23          2,880         2,879,670
----------------------------------------------------------------------------------------
Southeastern Retirement Association, Inc.;
  Series 1999 Floating Rate Bonds
  (LOC-Wachovia Bank N.A.)
  (Acquired 05/16/02; Cost $60,000)
  1.11%(b)(j)                                  08/01/19             60            60,000
----------------------------------------------------------------------------------------
TP Racing L.L.L.P.; Floating Rate Series 2000
  Notes (LOC-Bank One Trust Co. N.A.)
  1.11%(j)                                     06/01/30         28,780        28,780,000
----------------------------------------------------------------------------------------
Union (County of), Arkansas (Del-Tin Fiber
  LLC Project); Taxable Series 1998 IDR
  (LOC-Bank One Chicago N.A.)
  1.11%(j)                                     10/01/27         22,400        22,400,000
----------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Taxable Series 2001 RB
  (LOC-Wachovia Bank N.A.)
  1.11%(j)                                     07/01/26         47,645        47,645,000
----------------------------------------------------------------------------------------
Wake Forest University; Floating Rate Series
  1997 Bonds (LOC-Wachovia Bank N.A.)
  1.09%(j)                                     07/01/17          6,900         6,900,000
----------------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital; Taxable
  Series 2003 RB (LOC-Bank One N.A.)
  1.10%(j)                                     11/01/23          8,800         8,800,000
========================================================================================
                                                                             649,646,520
========================================================================================
      Total Variable Rate Demand Notes (Cost
         $1,099,134,339)                                                   1,099,134,339
========================================================================================

MEDIUM-TERM NOTES-4.13%

Allstate Life Global Funding II, Floating
  Rate MTN
  (Acquired 11/18/03; Cost $130,000,000)
  1.09%(b)(e)                                  12/15/04        130,000       130,000,000
----------------------------------------------------------------------------------------
Associates Corp. of North America, Sr. Global
  MTN
  5.80%                                        04/20/04         49,000        49,311,014
----------------------------------------------------------------------------------------
General Electric Capital Corp., Floating Rate
  MTN
  1.18%(e)                                     09/08/04        332,900       332,900,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
MEDIUM-TERM NOTES-(CONTINUED)

MetLife Global Funding
  Floating Rate Global MTN (Acquired
  08/20/03; Cost $90,000,000)
  1.11%(b)(e)                                  09/15/04   $     90,000   $    90,000,000
----------------------------------------------------------------------------------------
  Floating Rate MTN (Acquired 04/03/03; Cost
  $99,300,000)
  1.11%(b)(e)                                  09/27/04         99,300        99,300,000
----------------------------------------------------------------------------------------
National Australia Bank Ltd. (Australia)
  Floating Rate Euro MTN
  1.15%(c)                                     03/12/04         50,000        50,000,478
----------------------------------------------------------------------------------------
  Unsub. Floating Rate Euro MTN
  1.15%(c)                                     05/02/04         50,000        50,003,435
----------------------------------------------------------------------------------------
Royal Bank of Canada (Canada), Yankee
  Floating Rate MTN
  1.08%(e)                                     11/10/04        100,000       100,000,000
========================================================================================
      Total Medium-Term Notes (Cost
         $901,514,927)                                                       901,514,927
========================================================================================

FUNDING AGREEMENTS-2.20%

New York Life Insurance Co.
  (Acquired 04/03/03; Cost $265,000,000)
  1.18%(b)(e)(f)                               04/07/04        265,000       265,000,000
----------------------------------------------------------------------------------------
Travelers Insurance Co.
  (Acquired 11/25/03; Cost $115,000,000)
  1.22%(b)(c)(f)                               11/24/04        115,000       115,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/27/03; Cost $100,000,000)
  1.22%(b)(c)(f)                               08/27/04        100,000       100,000,000
========================================================================================
      Total Funding Agreements (Cost
         $480,000,000)                                                       480,000,000
========================================================================================

BANK NOTES-2.08%

BNP Paribas Securities Corp.-New York Branch
  (France), Floating Rate Notes,
  1.04%(d)                                     06/07/04        200,000       199,989,143
----------------------------------------------------------------------------------------
National City Bank of Indiana, Floating Rate
  Notes,
  1.04%(d)                                     06/14/04        100,000        99,994,251
----------------------------------------------------------------------------------------
National City Bank, Floating Rate Notes,
  1.27%(c)                                     06/29/04         30,000        30,012,866
----------------------------------------------------------------------------------------
Wachovia Bank, N.A., Floating Rate Notes,
  1.34%(c)                                     06/24/04         25,000        25,017,423
----------------------------------------------------------------------------------------
Wells Fargo Bank, N.A., Floating Rate Notes,
  1.04%(d)                                     05/10/04        100,000       100,000,000
========================================================================================
      Total Bank Notes (Cost $455,013,683)                                   455,013,683
========================================================================================

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS-1.92%(M)

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 02/24/04; Cost $400,000,000)
  1.20%(b)(n)                                  03/25/04   $    400,000   $   400,000,000
----------------------------------------------------------------------------------------
  (Acquired 02/23/04; Cost $18,000,000)
  1.20%(b)(n)                                  08/23/04         18,000        18,000,000
========================================================================================
      Total Master Note Agreements (Cost
      $418,000,000)                                                          418,000,000
========================================================================================

PUTTABLE RESET NOTES-1.28%

Merck & Co., Inc.; PURS Notes
  (Acquired 02/23/04; Cost $103,170,600)
  4.48%(b)                                     02/22/05        100,000       103,109,794
----------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  5.20%                                        06/01/04        175,000       176,858,847
========================================================================================
      Total Puttable Reset Notes (Cost
         $279,968,641)                                                       279,968,641
========================================================================================
      Total Investments (excluding Repurchase
         Agreements) (Cost $18,977,923,744)                               18,977,923,744
========================================================================================

REPURCHASE AGREEMENTS-14.14%

Banc One Capital Markets Group
  1.06%(o)                                     03/01/04          6,000         6,000,000
----------------------------------------------------------------------------------------
Bank of America Securities LLC
  1.05%(p)                                     03/01/04        108,000       108,000,000
----------------------------------------------------------------------------------------
  1.06%(q)                                     03/01/04         93,000        93,000,000
----------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.01%(r)                                     03/01/04        207,138       207,138,103
----------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.06%(s)                                     03/01/04         30,000        30,000,000
----------------------------------------------------------------------------------------
  1.12%(t)                                     03/01/04        250,000       250,000,000
----------------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.16%(u)                                     07/09/04        300,000       300,000,000
----------------------------------------------------------------------------------------
J.P. Morgan Securities Inc.
  1.06%(v)                                     03/01/04         15,694        15,693,749
----------------------------------------------------------------------------------------
  1.06%(w)                                     03/01/04        110,000       110,000,000
----------------------------------------------------------------------------------------
Lehman Brothers Inc.
  1.00%(x)                                     03/01/04        200,000       200,000,000
----------------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.06%(y)                                     03/01/04        173,000       173,000,000
----------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.05%(z)                                     03/01/04        372,309       372,308,890
----------------------------------------------------------------------------------------
  1.05%(aa)                                    03/01/04         70,000        70,000,000
----------------------------------------------------------------------------------------
  1.06%(ab)                                    05/18/04        250,000       250,000,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Wachovia Securities, Inc.
  1.06%(ac)                                    03/01/04   $    243,000   $   243,000,000
----------------------------------------------------------------------------------------
  1.08%(ad)                                    03/01/04        500,000       500,000,000
----------------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.06%(ae)                                    03/01/04        158,000       158,000,000
========================================================================================
      Total Repurchase Agreements (Cost
         $3,086,140,742)                                                   3,086,140,742
________________________________________________________________________________________
========================================================================================
TOTAL INVESTMENTS-101.09% (Cost
  $22,064,064,486)(af)                                                    22,064,064,486
________________________________________________________________________________________
========================================================================================
OTHER ASSETS LESS LIABILITIES-(1.09%)                                       (237,832,669)
________________________________________________________________________________________
========================================================================================
NET ASSETS-100.00%                                                       $21,826,231,817
________________________________________________________________________________________
========================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
ACES    - Automatically Convertible Extendable Security
Disc.   - Discounted
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
PCR     - Pollution Control Revenue Bonds
PURS    - Puttable Reset Securities
RB      - Revenue Bonds
Sr.     - Senior
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 02/29/04 was $7,890,006,577, which represented 36.15% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on 02/29/04.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on 02/29/04.
(e) Interest rate is redetermined monthly. Rate shown is the rate in effect on 02/29/04.
(f) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 02/29/04 was $1,665,000,000 which represented 7.63% of the Fund's net assets.
(g) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(h)  Principal and interest payments are guaranteed by the corporate guarantor.
(i) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(j) Interest rate is redetermined weekly. Rate shown is the rate in effect on 02/29/04.
(k)  Interest on these securities is taxable income to the Fund.
(l) Principal and interest payments are guaranteed by the letter of credit agreement.
(m) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates
(n) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business days notice. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 1/31/04.
(o) Joint repurchase agreement entered into 02/27/04 with a maturing value of $150,013,250. Collateralized by $147,930,000 U.S. Government obligations, 0% to 7.99% due 03/05/04 to 01/30/09 with an aggregate market value at 02/29/04 of $153,002,843.

(p) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $256,178,000 U.S. Government obligations, 0% due 05/25/04 to 08/25/04 with an aggregate market value at 02/29/04 of $255,000,086.
(q) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $279,051,721 U.S. Government obligations, 5.50% due 06/01/33 to 01/01/34 with an aggregate market value at 02/29/04 of $255,000,001.
(r) Joint repurchase agreement entered into 02/27/04 with a maturing value of $700,058,917. Collateralized by $703,261,000 U.S. Treasury obligations, 1.87% to 6.00% due 08/15/04 to 02/15/31 with an aggregate market value at 02/29/04 of $714,000,583.
(s) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $248,222,000 U.S. Government obligations, 0% to 5.25% due 03/10/04 to 03/22/07 with an aggregate market value at 02/29/04 of $255,000,595.
(t) Repurchase agreement entered into 02/27/04 with a maturing value of $250,023,333. Collateralized by $256,119,117 corporate obligations, 0% to 7.50% due 03/15/05 to 03/20/44 with a market value at 02/29/04 of
     $262,500,001.
(u) Term repurchase agreement entered into 06/10/03; however either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $307,316,000 U.S. Treasury obligations, 0% due 07/22/04 to 08/12/04 with an aggregate market value at 02/29/04 of $306,002,995.
(v) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $245,325,127 U.S. Government obligations, 4.50% to 7.00% due 05/01/18 to 02/01/34 with an aggregate market value at 02/29/04 of $255,000,589.
(w) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $358,537,000 U.S. Government obligations, 0% to 9.38% due 01/15/06 to 04/15/30 with an aggregate market value at 02/29/04 of $255,001,416.
(x) Repurchase agreement entered into 02/27/04 with a maturing value of $200,016,667. Collateralized by $392,824,433 U.S. Treasury obligations, 0% to 11.25% due 02/15/10 to 02/15/26 with a market value at 02/29/04 of
     $204,001,000.
(y) Joint repurchase agreement entered into 02/27/04 with a maturing value of $400,035,333. Collateralized by $453,321,009 U.S. Government & U.S. Treasury obligations, 0% to 7.50% due 08/15/06 to 01/01/34 with an aggregate market value at 02/29/04 of $408,000,114.
(z) Joint repurchase agreement entered into 02/27/04 with a maturing value of $750,065,625. Collateralized by $768,989,000 U.S. Government obligations, 0% due 04/16/04 to 03/10/06 with an aggregate market value at 02/29/04 of $765,004,871.
(aa) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $246,873,682 U.S. Government obligations, 4.00% to 8.75% due 08/01/08 to 03/01/34 with an aggregate market value at 02/29/04 of $255,001,069.
(ab) Term repurchase agreement entered into 11/29/04; however either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $245,589,512 U.S. Treasury obligations, 4.50% to 9.00% due 10/01/08 to 02/01/34 with an aggregate market value at 02/29/04 of $255,000,388.
(ac) Joint repurchase agreement entered into 02/27/04 with a maturing value of $400,035,333. Collateralized by $417,224,604 U.S. Government & U.S. Treasury obligations, 0% to 10.35% due 03/31/04 to 03/01/34 with an aggregate market value at 02/29/04 of $408,001,642.
(ad) Joint repurchase agreement entered into 02/27/04 with a maturing value of $500,045,000. Collateralized by $497,700,240 U.S. Government obligations, 0% to 6.14% due 11/01/08 to 03/01/34 with an aggregate market value at 02/29/04 of $510,000,001.
(ae) Joint repurchase agreement entered into 02/27/04 with a maturing value of $300,026,500. Collateralized by $288,919,000 U.S. Government obligations, 4.80% to 6.50% due 05/14/04 to 09/02/10 with an aggregate market value at 02/29/04 of $306,000,280.
(af) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

February 29, 2004
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $18,977,923,744
-----------------------------------------------------------------------------
Repurchase agreements (amortized cost)                          3,086,140,742
=============================================================================
    Total investments (amortized cost)                         22,064,064,486
=============================================================================
Receivables for:
  Interest                                                         31,038,411
-----------------------------------------------------------------------------
  Amount due from advisor                                             228,056
-----------------------------------------------------------------------------
Investment for deferred compensation and retirement plans             797,772
-----------------------------------------------------------------------------
Other assets                                                           93,619
=============================================================================
    Total assets                                               22,096,222,344
_____________________________________________________________________________
=============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                           249,000,000
-----------------------------------------------------------------------------
  Dividends                                                        17,391,663
-----------------------------------------------------------------------------
  Deferred compensation and retirement plans                        1,533,987
-----------------------------------------------------------------------------
Accrued distribution fees                                             743,198
-----------------------------------------------------------------------------
Accrued trustees' fees                                                 31,917
-----------------------------------------------------------------------------
Accrued transfer agent fees                                           910,396
-----------------------------------------------------------------------------
Accrued operating expenses                                            379,366
=============================================================================
    Total liabilities                                             269,990,527
=============================================================================
Net assets applicable to shares outstanding                   $21,826,231,817
_____________________________________________________________________________
=============================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $21,823,658,668
-----------------------------------------------------------------------------
  Undistributed net investment income                                    (502)
-----------------------------------------------------------------------------
  Undistributed net realized gain from investment securities        2,573,651
=============================================================================
                                                              $21,826,231,817
_____________________________________________________________________________
=============================================================================


NET ASSETS:

Institutional Class                                           $15,848,568,588
_____________________________________________________________________________
=============================================================================
Private Investment Class                                      $   734,159,625
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                     $    46,744,931
_____________________________________________________________________________
=============================================================================
Cash Management Class                                         $ 4,085,571,229
_____________________________________________________________________________
=============================================================================
Reserve Class                                                 $    70,015,650
_____________________________________________________________________________
=============================================================================
Resource Class                                                $ 1,041,171,794
_____________________________________________________________________________
=============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES AUTHORIZED:

Institutional Class                                            15,846,551,880
_____________________________________________________________________________
=============================================================================
Private Investment Class                                          734,078,738
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                          46,743,809
_____________________________________________________________________________
=============================================================================
Cash Management Class                                           4,085,177,676
_____________________________________________________________________________
=============================================================================
Reserve Class                                                      70,015,362
_____________________________________________________________________________
=============================================================================
Resource Class                                                  1,041,090,701
_____________________________________________________________________________
=============================================================================
  Net asset value, offering and redemption price per share
    for each class                                            $          1.00
_____________________________________________________________________________
=============================================================================

See accompanying notes which are an integral part of the financial statements.

For the six months ended February 29, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $134,469,612
--------------------------------------------------------------------------
Interest from affiliates                                             6,281
==========================================================================
    Total investment income                                    134,475,893
==========================================================================

EXPENSES:

Advisory fees                                                   18,178,558
--------------------------------------------------------------------------
Administrative services fees                                       612,205
--------------------------------------------------------------------------
Custodian fees                                                     461,798
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,468,414
--------------------------------------------------------------------------
  Personal Investment Class                                        166,173
--------------------------------------------------------------------------
  Cash Management Class                                          2,239,299
--------------------------------------------------------------------------
  Reserve Class                                                    315,974
--------------------------------------------------------------------------
  Resource Class                                                 1,159,945
--------------------------------------------------------------------------
Transfer agent fees                                              1,939,940
--------------------------------------------------------------------------
Trustees' fees                                                     201,099
--------------------------------------------------------------------------
Other                                                              401,703
==========================================================================
    Total expenses                                              28,145,108
==========================================================================
Less: Fees waived                                               (8,771,722)
==========================================================================
    Net expenses                                                19,373,386
==========================================================================
Net investment income                                          115,102,507
==========================================================================
Net realized gain (loss) from investment securities               (105,308)
==========================================================================
Net increase in net assets resulting from operations          $114,997,199
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2004 and the year ended August 31, 2003 (Unaudited)

                                                            FEBRUARY 29,          AUGUST 31,
                                                                2004                 2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                    $   115,102,507      $   437,437,928
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (105,308)             222,356
===============================================================================================
    Net increase in net assets resulting from operations       114,997,199          437,660,284
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (86,593,829)        (339,841,789)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                      (3,409,635)          (9,944,836)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                        (97,435)            (251,405)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                        (20,382,592)         (72,636,877)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    (38,072)            (240,042)
-----------------------------------------------------------------------------------------------
  Resource Class                                                (4,580,944)         (14,522,979)
===============================================================================================
    Decrease in net assets resulting from distributions       (115,102,507)        (437,437,928)
===============================================================================================
Share transactions-net:
  Institutional Class                                       (5,392,053,175)      (7,882,172,341)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                    (244,220,976)         169,919,767
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (520,899)          16,988,324
-----------------------------------------------------------------------------------------------
  Cash Management Class                                       (388,000,022)      (1,286,520,760)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                 12,933,684            5,802,855
-----------------------------------------------------------------------------------------------
  Resource Class                                              (198,202,676)        (306,784,517)
===============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                    (6,210,064,064)      (9,282,766,672)
===============================================================================================
    Net increase (decrease) in net assets                   (6,210,169,372)      (9,282,544,316)
===============================================================================================
NET ASSETS:

  Beginning of period                                       28,036,401,189       37,318,945,505
===============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(502) and $(502) for 2004 and 2003,
    respectively)                                          $21,826,231,817      $28,036,401,189
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 29, 2004
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On November 24, 2003, the Fund was restructured from a separate series of Short-Term Investments Co. to a new series portfolio of the Trust.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such expense limitations prior to the end of each fiscal year. For the six months ended February 29, 2004, AIM waived fees of $7,251,107.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2004, AIM was paid $612,205 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 29, 2004, AISI retained $1,774,061 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the

Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, and 0.87%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the six months ended February 29, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,481,048, $121,860, $1,791,439, $274,897 and $1,159,945, respectively, after
FMC waived plan fees of $987,366, $44,312, $447,860, $41,077 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended February 29, 2004, the Fund paid legal fees of $46,210 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the six months ended February 29, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds and INVESCO Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period:

                                     TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE
                                       INCREASES IN   DECREASES IN                    DAILY
                          ADVANCES       ADVANCES       ADVANCES       ADVANCES      ADVANCES
                         OUTSTANDING        TO             TO         OUTSTANDING       TO       INTEREST
                          08/31/03      AFFILIATES     AFFILIATES      02/29/04     AFFILIATES    INCOME
---------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund      $   --      $188,069,000   $(188,069,000)    $   --      $3,419,436    $6,149
---------------------------------------------------------------------------------------------------------
INVESCO Gold & Precious
  Metals Fund                  --        4,024,000      (4,024,000)         --      2,012,000        132
=========================================================================================================
                           $   --      $192,093,000   $(192,093,000)    $   --      $5,431,436    $6,281
_________________________________________________________________________________________________________
=========================================================================================================



NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                       CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------
                                       SIX MONTHS ENDED                            YEAR ENDED
                                       FEBRUARY 29, 2004                         AUGUST 31, 2003
                             -------------------------------------    -------------------------------------
                                  SHARES              AMOUNT               SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class         123,731,475,297    $ 123,731,475,297     419,054,374,755    $ 419,054,374,755
-----------------------------------------------------------------------------------------------------------
  Private Investment Class      4,071,471,016        4,071,471,016       9,405,817,790        9,405,817,790
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class       111,685,772          111,685,772         133,770,375          133,770,375
-----------------------------------------------------------------------------------------------------------
  Cash Management Class        27,886,226,360       27,886,226,360      66,799,786,336       66,799,786,336
-----------------------------------------------------------------------------------------------------------
  Reserve Class                   110,100,296          110,100,296         102,414,453          102,414,453
-----------------------------------------------------------------------------------------------------------
  Resource Class                4,416,579,995        4,416,579,995       8,435,843,716        8,435,843,716
===========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class              29,373,013           29,373,013          93,354,431           93,354,431
-----------------------------------------------------------------------------------------------------------
  Private Investment Class          1,120,801            1,120,801           4,021,536            4,021,536
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class            75,212               75,212             178,509              178,509
-----------------------------------------------------------------------------------------------------------
  Cash Management Class            11,563,019           11,563,019          44,707,654           44,707,654
-----------------------------------------------------------------------------------------------------------
  Reserve Class                        34,510               34,510             257,929              257,929
-----------------------------------------------------------------------------------------------------------
  Resource Class                    3,732,648            3,732,648          12,586,231           12,586,231
===========================================================================================================
Reacquired:
  Institutional Class        (129,152,901,485)    (129,152,901,485)   (427,029,901,527)    (427,029,901,527)
-----------------------------------------------------------------------------------------------------------
  Private Investment Class     (4,316,812,793)      (4,316,812,793)     (9,239,919,559)      (9,239,919,559)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (112,281,883)        (112,281,883)       (116,960,560)        (116,960,560)
-----------------------------------------------------------------------------------------------------------
  Cash Management Class       (28,285,789,401)     (28,285,789,401)    (68,131,014,750)     (68,131,014,750)
-----------------------------------------------------------------------------------------------------------
  Reserve Class                   (97,201,122)         (97,201,122)        (96,869,527)         (96,869,527)
-----------------------------------------------------------------------------------------------------------
  Resource Class               (4,618,515,319)      (4,618,515,319)     (8,755,214,464)      (8,755,214,464)
===========================================================================================================
                               (6,210,064,064)   $  (6,210,064,064)     (9,282,766,672)   $  (9,282,766,672)
___________________________________________________________________________________________________________
===========================================================================================================

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                      PERSONAL INVESTMENT CLASS
                              -------------------------------------------------------------------------
                                                                                        JANUARY 4, 1999
                               SIX MONTHS                                                 (DATE SALES
                                 ENDED                  YEAR ENDED AUGUST 31,            COMMENCED) TO
                              FEBRUARY 29,      -------------------------------------     AUGUST 31,
                                  2004           2003      2002      2001      2000          1999
-------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                     $   1.00        $  1.00   $  1.00   $  1.00   $  1.00       $ 1.00
-------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income            0.002           0.01      0.02      0.05      0.05         0.01
=======================================================================================================
Less distributions from net
  investment income               (0.002)         (0.01)    (0.02)    (0.05)    (0.05)       (0.01)
=======================================================================================================
Net asset value, end of
  period                        $   1.00        $  1.00   $  1.00   $  1.00   $  1.00       $ 1.00
_______________________________________________________________________________________________________
=======================================================================================================
Total return(a)                     0.22%          0.77%     1.65%     5.01%     5.60%        2.94%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                $ 46,745        $47,266   $30,277   $11,930   $14,179       $  994
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                  0.67%(b)       0.66%     0.61%     0.60%     0.59%        0.59%(c)
-------------------------------------------------------------------------------------------------------
  Without fee waivers               0.93%(b)       0.92%     0.94%     0.94%     0.94%        0.93%(c)
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of net investment
  income to average net
  assets                            0.44%(b)       0.79%     1.62%     4.69%     5.54%        4.52%(c)
_______________________________________________________________________________________________________
=======================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized based on average daily net assets of $44,556,130.
(c)  Annualized.

NOTE 9--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG currently serves as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF. On April 30, 2004, AIM will succeed IFG as the investment advisor to IVIF.

The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A. Regulatory Inquiries and Actions
  --------------------------------

  1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B. Private Actions
  ---------------

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG have already been transferred to the District of Maryland in accordance with the Panel's directive. IFG anticipates that in time most or all of the actions pending against it will be transferred to the multidistrict litigation.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Liquid Assets Portfolio ("Fund"), a portfolio of Short-Term Investments Trust (formerly a portfolio of Short-Term Investments Company, Inc.), ("Company"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purposes:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

(2) To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as new series portfolio of Short-Term Investments Trust, an existing Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

                                                                           WITHHOLDING
      TRUSTEES/MATTER                                       VOTES FOR       AUTHORITY
      ---------------                                       ---------      -----------
(1)*  Bob R. Baker.....................................   21,829,977,162   10,479,118
      Frank S. Bayley..................................   21,830,154,550   10,301,730
      James T. Bunch...................................   21,830,155,266   10,301,014
      Bruce L. Crockett................................   21,830,154,531   10,301,749
      Albert R. Dowden.................................   21,830,154,371   10,301,909
      Edward K. Dunn, Jr. .............................   21,830,154,550   10,301,730
      Jack M. Fields...................................   21,830,155,247   10,301,033
      Carl Frischling..................................   21,830,155,266   10,301,014
      Robert H. Graham.................................   21,830,155,266   10,301,014
      Gerald J. Lewis..................................   21,830,155,266   10,301,014
      Prema Mathai-Davis...............................   21,830,155,266   10,301,014
      Lewis F. Pennock.................................   21,830,155,266   10,301,014
      Ruth H. Quigley..................................   21,830,155,087   10,301,193
      Louis S. Sklar...................................   21,830,155,266   10,301,014
      Larry Soll, Ph.D.................................   21,830,151,370   10,304,910
      Mark H. Williamson...............................   21,830,155,266   10,301,014

                                                                 VOTES         WITHHELD/
      MATTER                                    VOTES FOR       AGAINST       ABSTENTIONS
      ------                                    ---------       -------       -----------
(2)*  Approval of an Agreement and Plan of
      Reorganization which provides for the
      redomestication of Company as new
      series portfolio of Short-Term
      Investments Trust, an existing
      Delaware statutory trust and, in
      connection therewith, the sale of all
      of Company's assets and the
      dissolution of Company as a Maryland
      corporation...........................  20,735,454,099   63,566,040   1,041,436,141**

---------------

 * Proposal required approval by a combined vote of all the portfolios of Short Term Investments Company, Inc.

** Includes Broker Non-Votes

                                   [COVER ART]

                     SEMI-ANNUAL REPORT / FEBRUARY 29, 2004

                      SHORT-TERM INVESTMENTS TRUST (STIT)

                            LIQUID ASSETS PORTFOLIO

                            PRIVATE INVESTMENT CLASS

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                                    TRUSTEES

Bob R. Baker                                                    Robert H. Graham
Frank S. Bayley                                                  Gerald J. Lewis
James T. Bunch                                                Prema Mathai-Davis
Bruce L. Crockett                                               Lewis F. Pennock
Albert R. Dowden                                                 Ruth H. Quigley
Edward K. Dunn, Jr.                                               Louis S. Sklar
Jack M. Fields                                                 Larry Soll, Ph.D.
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Kevin M. Carome           Senior Vice President, Secretary & Chief Legal Officer
Sidney M. Dilgren                                     Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                             New York, NY 10286-0001

                               COUNSEL TO THE FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                             COUNSEL TO THE TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                             New York, NY 10022-3852

                                 TRANSFER AGENT
                          AIM Investment Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

    This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.

                                                                       LAP-SAR-2

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--

LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           The economy and the stock market were healthy for most of
ROBERT H.           the reporting period. The nation's gross domestic product,
GRAHAM]             generally considered the broadest measure of economic
                    activity, expanded at an annualized rate of 4.1% in the fourth quarter of 2003, and the S&P 500--Registered
                    Trademark-- Index returned 14.59% for the reporting period.

                        Throughout the reporting period, the federal funds
                    target rate stood at 1.00%, its lowest level since 1958. The U.S. Federal Reserve (the Fed) said in June 2003 that it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. By October, the Fed reported that economic expansion had increased and consumer spending was generally stronger, although the job market remained weak. The Fed's November Beige Book report cited "reasonably broad based" economic expansion in October and early November and noted that in most Federal Reserve districts:

    o wages and the prices of finished goods and services remained fairly stable;
    o retail spending increased on a year-over-year basis;
    o manufacturing activity picked up; and
    o residential real estate activity remained strong while commercial real estate activity remained weak.

    In a widely reported speech in early January 2004, Federal Open Market Committee member Ben Bernanke said that while "downside risks to the economy remain ... the incoming data have continued for the most part to surprise on the upside." In late January, the Fed left short-term rates unchanged and said that economic reports suggested that the economy was "expanding briskly." The Fed dropped its long-standing promise to hold interest rates steady for a "considerable period," replacing it instead with a pledge to be "patient" before raising rates.

YOUR INVESTMENT PORTFOLIO

As of February 29, 2004, both the monthly and the seven-day SEC yield of the Short-Term Investments Trust Liquid Assets Portfolio's Private Investment Class was 0.69%. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 36- to 55-day range; at the close of the reporting period, the WAM stood at 50 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Private Investment Class stood at $734.2 million. Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.


                                                                     (continued)

    The Liquid Assets Portfolio invests solely in securities rated "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a modified barbell maturity structure, portfolio management emphasizes superior credit quality in buying money market securities such as commercial paper and selected repurchase agreement securities.

IN CONCLUSION

Economic activity continued to expand in January and February, according to information provided by Federal Reserve District Banks, with growth described as "moderate" to "showing signs of acceleration," according to the Federal Reserve's Beige Book. Employment has been growing slowly in most Federal Reserve Districts. Wages and salaries have increased slightly, but employers report substantial increases for employee health-care costs.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SCHEDULE OF INVESTMENTS

February 29, 2004
(Unaudited)

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

COMMERCIAL PAPER-26.21%(A)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-2.69%

Atlantis One Funding Corp. (Rabobank-ABS
  Program Sponsor)(b)
  (Acquired 01/27/04; Cost $40,010,217)
  1.09%                                        07/14/04   $     40,216   $    40,051,617
----------------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $200,049,491)
  1.09%                                        07/20/04        201,109       200,250,432
----------------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $20,903,810)
  1.09%                                        07/26/04         21,019        20,925,448
----------------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $76,525,309)
  1.09%                                        07/27/04         76,947        76,602,192
----------------------------------------------------------------------------------------
  (Acquired 02/18/04; Cost $149,244,000)
  1.08%                                        08/04/04        150,000       149,298,000
----------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)(b)
  (Acquired 01/26/04; Cost $99,829,556)
  1.04%                                        03/25/04        100,000        99,930,667
========================================================================================
                                                                             587,058,356
========================================================================================

ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-0.17%

Old Line Funding, LCC (Royal Bank of
  Canada-ABS Program Sponsor)
  (Acquired 01/09/04; Cost $36,882,511)(b)
  1.04%                                        03/01/04         36,938        36,938,000
========================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-5.71%

Blue Spice LLC (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)
  (Acquired 01/06/04; Cost $149,759,375)
  1.05%                                        03/01/04        150,000       150,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $149,849,792)
  1.03%                                        03/02/04        150,000       149,995,708
----------------------------------------------------------------------------------------
  (Acquired 01/09/04; Cost $99,826,667)
  1.04%                                        03/09/04        100,000        99,976,889
----------------------------------------------------------------------------------------
  (Acquired 01/09/04; Cost $99,737,500)
  1.05%                                        04/08/04        100,000        99,889,167
----------------------------------------------------------------------------------------
  (Acquired 01/15/04; Cost $49,865,833)
  1.05%                                        04/16/04         50,000        49,932,917
----------------------------------------------------------------------------------------
  (Acquired 01/22/04; Cost $207,447,182)
  1.04%                                        04/23/04        208,000       207,681,529
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Old Slip Funding Corp. (Bank of New York-ABS
  Program Sponsor)(b)
  (Acquired 12/23/03; Cost $49,950,722)
  1.10%                                        03/29/04   $     50,090   $    50,047,145
----------------------------------------------------------------------------------------
Steamboat Funding Corp. (Bank of New York-ABS
  Program Sponsor)(b)
  (Acquired 02/27/04; Cost $164,397,635)
  1.06%                                        03/02/04        164,417       164,412,159
----------------------------------------------------------------------------------------
Ticonderoga Funding LLC (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/27/04; Cost $50,128,751)
  1.03%                                        03/02/04         50,179        50,177,564
----------------------------------------------------------------------------------------
  (Acquired 01/23/04; Cost $73,323,763)
  1.04%                                        04/15/04         73,500        73,404,450
----------------------------------------------------------------------------------------
Variable Funding Capital Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/16/04; Cost $149,610,000)
  1.04%                                        04/15/04        150,000       149,805,000
========================================================================================
                                                                           1,245,322,528
========================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-6.43%

Barton Capital Corp. (Societe Generale-ABS
  Program Sponsor)(b)
  (Acquired 01/09/04; Cost $150,010,618)
  1.04%                                        03/03/04        150,245       150,236,319
----------------------------------------------------------------------------------------
  (Acquired 01/14/04; Cost $131,331,070)
  1.04%                                        04/13/04        131,667       131,503,440
----------------------------------------------------------------------------------------
Charta LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/09/04; Cost $74,867,833)
  1.04%                                        03/10/04         75,000        74,980,500
----------------------------------------------------------------------------------------
  (Acquired 01/22/04; Cost $49,877,222)
  1.04%                                        04/16/04         50,000        49,933,556
----------------------------------------------------------------------------------------
CRC Funding, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/27/04; Cost $99,871,250)
  1.03%                                        03/12/04        100,000        99,968,528
----------------------------------------------------------------------------------------
Edison Asset Securitization, LLC (GE Capital
  Corp.-ABS Program Sponsor)(b)
  (Acquired 02/27/04; Cost $24,997,750)
  1.08%                                        03/01/04         25,000        25,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/22/04; Cost $73,513,636)
  1.04%                                        04/19/04         73,701        73,596,672
----------------------------------------------------------------------------------------
  (Acquired 01/21/04; Cost $99,734,222)
  1.04%                                        04/22/04        100,000        99,849,778
----------------------------------------------------------------------------------------
  (Acquired 01/21/04; Cost $53,356,263)
  1.04%                                        04/23/04         53,500        53,418,086
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Gemini Securitization Corp. (Deutsche Bank
  A.G.-New York Branch-ABS Program
  Sponsor)(b)
  (Acquired 01/21/04; Cost $99,742,889)
  1.04%                                        04/19/04   $    100,000   $    99,858,444
----------------------------------------------------------------------------------------
Jupiter Securitization Corp. (Bank One
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/20/04; Cost $25,602,030)
  1.04%                                        03/18/04         25,645        25,632,405
----------------------------------------------------------------------------------------
  (Acquired 02/13/04; Cost $99,889,167)
  1.05%                                        03/22/04        100,000        99,938,750
----------------------------------------------------------------------------------------
  (Acquired 02/27/04; Cost $139,861,167)
  1.05%                                        04/01/04        140,000       139,873,417
----------------------------------------------------------------------------------------
  (Acquired 01/12/04; Cost $175,180,257)
  1.04%                                        04/12/04        175,642       175,428,888
----------------------------------------------------------------------------------------
Receivables Capital Co. LLC (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/16/04; Cost $64,899,575)
  1.03%                                        03/10/04         65,000        64,983,262
----------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Barclays Bank
  PLC-New York Branch-ABS Program Sponsor)
  1.16%                                        03/02/04         40,000        39,998,711
========================================================================================
                                                                           1,404,200,756
========================================================================================

ASSET-BACKED SECURITIES-STRUCTURED INVESTMENT
  VEHICLES/SECURITY ARBITRAGE-1.51%

Beta Finance Inc. (Citibank Int'l TLC-ABS
  Program Sponsor)(b)
  (Acquired 01/14/04; Cost $29,921,133)
  1.04%                                        04/16/04         30,000        29,960,133
----------------------------------------------------------------------------------------
Grampian Funding LLC (HBOS Treasury Services
  PLC-ABS Program Sponsor)(b)
  (Acquired 02/23/04; Cost $99,727,139)
  1.05%                                        05/27/04        100,000        99,747,458
----------------------------------------------------------------------------------------
  (Acquired 02/23/04; Cost $99,724,236)
  1.05%                                        05/28/04        100,000        99,744,555
----------------------------------------------------------------------------------------
  (Acquired 02/25/04; Cost $99,475,000)
  1.08%                                        08/18/04        100,000        99,490,000
========================================================================================
                                                                             328,942,146
========================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-2.27%

Eureka Securitization, Inc. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/09/04; Cost $29,948,000)
  1.04%                                        03/09/04         30,000        29,993,067
----------------------------------------------------------------------------------------
  (Acquired 01/22/04; Cost $49,877,222)
  1.04%                                        04/16/04         50,000        49,933,556
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

FCAR Owner Trust-Series II (Ford Motor Credit
  Co.-ABS Program Sponsor)
  1.06%                                        03/04/04   $    100,000   $    99,991,167
----------------------------------------------------------------------------------------
  1.04%                                        04/02/04        100,000        99,907,555
----------------------------------------------------------------------------------------
New Center Asset Trust-Series A-1 (General
  Motors Acceptance Corp.-ABS Program
  Sponsor)
  1.09%                                        03/01/04         60,000        60,000,000
----------------------------------------------------------------------------------------
  1.04%                                        03/26/04         50,000        49,963,889
----------------------------------------------------------------------------------------
  1.04%                                        04/27/04        107,000       106,823,807
========================================================================================
                                                                             496,613,041
========================================================================================

DIVERSIFIED CAPITAL MARKETS-1.51%

Citigroup Global Markets Holdings, Inc.
  1.04%                                        04/21/04        250,000       249,631,667
----------------------------------------------------------------------------------------
Citigroup Inc.
  1.04%                                        03/24/04         80,000        79,946,844
========================================================================================
                                                                             329,578,511
========================================================================================

INVESTMENT BANKING & BROKERAGE-2.52%

Bear, Stearns & Co., Inc.
  1.04%                                        03/15/04        200,000       199,919,111
----------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc., Floating Rate,
  1.13%                                        06/01/04        150,000       150,000,000
----------------------------------------------------------------------------------------
  1.13%                                        06/15/04        200,000       200,000,000
========================================================================================
                                                                             549,919,111
========================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.63%

GE Capital International Funding, Inc.-Series
  A(b)
  (Acquired 12/19/03; Cost $49,868,292)
  1.09%                                        03/15/04         50,000        49,978,806
----------------------------------------------------------------------------------------
General Electric Capital Corp.
  1.04%                                        04/05/04        125,000       124,873,611
----------------------------------------------------------------------------------------
  1.04%                                        04/06/04        100,000        99,896,000
----------------------------------------------------------------------------------------
  1.04%                                        04/14/04        100,000        99,872,889
----------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  1.04%                                        04/21/04        100,000        99,852,667
----------------------------------------------------------------------------------------
  1.04%                                        04/23/04        100,000        99,846,889
========================================================================================
                                                                             574,320,862
========================================================================================

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

RAILROADS-0.23%

Network Rail CP Finance PLC (United
  Kingdom)(b)
  (Acquired 10/22/03; Cost $49,696,806)
  1.18%                                        04/26/04   $     50,000   $    49,908,222
========================================================================================

REGIONAL BANKS-0.54%

Banque et Caisse d'Epargne de l'Etat
  (Luxembourg)
  1.18%                                        06/07/04         30,000        29,903,633
----------------------------------------------------------------------------------------
Stadshypotek Delaware, Inc. (Sweden)(b)
  (Acquired 12/11/03; Cost $40,353,840)
  1.12%                                        04/05/04         40,500        40,455,900
----------------------------------------------------------------------------------------
  (Acquired 11/07/03; Cost $47,710,400)
  1.20%                                        05/06/04         48,000        47,894,400
========================================================================================
                                                                             118,253,933
========================================================================================
      Total Commercial Paper (Cost
         $5,721,055,466)                                                   5,721,055,466
========================================================================================

CERTIFICATES OF DEPOSIT-13.84%

ABN AMRO Bank N.V. (Netherlands)
  1.12%                                        06/30/04        100,000       100,000,000
----------------------------------------------------------------------------------------
  1.35%                                        08/12/04         90,000        90,000,000
----------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  1.04%                                        04/13/04        100,000       100,000,000
----------------------------------------------------------------------------------------
  1.04%                                        04/14/04        100,000       100,000,000
----------------------------------------------------------------------------------------
  1.27%                                        07/22/04         98,000        98,000,000
----------------------------------------------------------------------------------------
BNP Paribas (France)
  1.39%                                        08/05/04        230,000       230,076,326
----------------------------------------------------------------------------------------
Credit Agricole Indosuez (France)
  1.12%                                        06/29/04        100,000       100,000,000
----------------------------------------------------------------------------------------
Danske Bank A/S (Denmark)
  1.10%(c)                                     12/23/04        100,000        99,975,497
----------------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  1.12%                                        07/06/04        100,000       100,000,000
----------------------------------------------------------------------------------------
  1.68%                                        01/04/05         50,000        50,000,000
----------------------------------------------------------------------------------------
Deutsche Bank-New York Branch (Germany)
  1.46%                                        03/09/05        100,000       100,000,000
----------------------------------------------------------------------------------------
Dexia Bank-New York Branch (Belgium)
  1.03%(d)                                     06/09/04        200,000       199,988,983
----------------------------------------------------------------------------------------
Fortis Bank S.A./N.V. (Belgium)
  1.28%                                        07/26/04        100,000       100,000,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

HBOS Treasury Services PLC (United Kingdom)
  1.05%                                        04/20/04   $    160,000   $   160,000,000
----------------------------------------------------------------------------------------
  1.06%                                        05/25/04        135,000       135,000,000
----------------------------------------------------------------------------------------
  1.15%                                        06/29/04         23,000        23,000,000
----------------------------------------------------------------------------------------
  1.15%                                        06/30/04        150,000       150,000,000
----------------------------------------------------------------------------------------
National Australia Bank Ltd. (Australia)
  1.26%                                        07/30/04        100,000       100,000,000
----------------------------------------------------------------------------------------
  1.29%                                        08/31/04        130,000       130,000,000
----------------------------------------------------------------------------------------
Northern Rock PLC (United Kingdom)
  1.04%                                        05/26/04         60,000        60,000,000
----------------------------------------------------------------------------------------
  1.10%                                        08/24/04         50,000        50,000,000
----------------------------------------------------------------------------------------
Royal Bank of Canada (Canada)
  1.44%                                        11/17/04        100,000        99,992,863
----------------------------------------------------------------------------------------
Societe Generale (France)
  1.04%(e)                                     10/01/04        200,000       199,958,662
----------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  1.23%                                        03/17/04         70,000        69,999,693
----------------------------------------------------------------------------------------
  1.27%                                        07/26/04        100,000       100,000,000
----------------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Italy)
  1.11%                                        03/12/04        100,000       100,000,302
----------------------------------------------------------------------------------------
  1.07%                                        04/13/04        175,000       175,000,000
========================================================================================
      Total Certificates of Deposit (Cost
         $3,020,992,326)                                                   3,020,992,326
========================================================================================

TIME DEPOSITS-10.07%

Credit Suisse First Boston LLC-Cayman
  (Switzerland)
  1.05%                                        03/01/04        800,000       800,000,000
----------------------------------------------------------------------------------------
U.S. Bank N.A.-Cayman
  1.04%                                        03/01/04      1,000,000     1,000,000,000
----------------------------------------------------------------------------------------
UBS A.G.-Cayman (Switzerland)
  1.05%                                        03/01/04        397,550       397,549,551
========================================================================================
      Total Time Deposits (Cost
         $2,197,549,551)                                                   2,197,549,551
========================================================================================

ASSET-BACKED SECURITIES-9.06%

CONSUMER RECEIVABLES-1.36%

Daimler Chrysler Auto Trust-Series 2004-A,
  Class A-1 Notes,
  (Acquired 02/24/04; Cost $115,000,000)
  1.07%(b)                                     03/08/05        115,000       115,000,000
----------------------------------------------------------------------------------------
GS Auto Loan Trust-Series 2004-1, Class A-1
  Notes,
  1.11%                                        02/15/05         48,000        48,000,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
CONSUMER RECEIVABLES-(CONTINUED)

USAA Auto Owner Trust-Series 2004-1, Class
  A-1 Notes,
  1.08%                                        03/15/05   $    134,000   $   134,000,000
========================================================================================
                                                                             297,000,000
========================================================================================

STRUCTURED-3.79%

Granite Mortgages PLC (United Kingdom)-Series
  2004-1, Class 1A-1, Floating Rate Bonds
  1.05%(e)                                     12/20/04        195,000       195,000,000
----------------------------------------------------------------------------------------
Holmes Financing (No. 7) PLC (United
  Kingdom)-Series 1, Class A, Floating Rate
  Bonds
  1.05%(e)                                     04/15/04         50,000        50,000,000
----------------------------------------------------------------------------------------
IKON Receivables Funding LLC-Lease-Backed
  Notes, Series 2003-1, Class A-1
  1.31%                                        05/17/04          7,942         7,941,529
----------------------------------------------------------------------------------------
Paragon Mortgages PLC (United Kingdom)-Series
  6A, Class A-1, Floating Rate Bonds
  (Acquired 10/06/03; Cost $120,546,765)
  1.11%(b)(e)                                  09/15/04        120,547       120,546,765
----------------------------------------------------------------------------------------
Permanent Financing (No. 2) PLC (United
  Kingdom)-Series 1, Class A, Floating Rate
  Bonds (Halifax PLC-ABS Program Sponsor)
  1.06%(e)                                     03/10/04        105,000       105,000,000
----------------------------------------------------------------------------------------
Permanent Financing (No. 3) PLC (United
  Kingdom)-Series 1, Class A, Floating Rate
  Bonds (Halifax PLC-ABS Program Sponsor)
  1.06%(e)                                     12/10/04        150,000       150,000,000
----------------------------------------------------------------------------------------
Residential Mortgage Securities (United
  Kingdom)
  Series 14A, Class A-1, Floating Rate Bonds
  (Acquired 03/17/03; Cost $40,621,902)
  1.13%(b)(e)                                  03/10/04         40,622        40,621,902
----------------------------------------------------------------------------------------
  Series 16A, Class A-1, Floating Rate Bonds
  (Acquired 09/16/03; Cost $23,392,512)
  1.12%(b)(e)                                  09/11/04         23,393        23,392,512
----------------------------------------------------------------------------------------
  Series 17A, Class A-1, Floating Rate Bonds
  (Acquired 02/10/04; Cost $134,000,000)
  1.10%(b)(e)                                  02/14/05        134,000       134,000,000
========================================================================================
                                                                             826,502,708
========================================================================================

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

STRUCTURED INVESTMENT VEHICLES/SECURITY
  ARBITRAGE-3.91%

Beta Finance Inc., Floating Rate MTN
  (Citibank International PLC-ABS Program
  Sponsor)
  (Acquired 05/19/03; Cost $89,111,606)
  1.23%(b)(d)                                  04/30/04   $     89,000   $    89,019,466
----------------------------------------------------------------------------------------
  (Acquired 05/08/03; Cost $50,000,000)
  1.06%(b)(d)                                  05/17/04         50,000        50,000,000
----------------------------------------------------------------------------------------
  (Acquired 06/09/03; Cost $99,990,000)
  1.06%(b)(d)                                  06/16/04        100,000        99,997,076
----------------------------------------------------------------------------------------
  (Acquired 10/02/03; Cost $149,970,000)
  1.04%(b)(e)                                  10/15/04        150,000       149,981,613
----------------------------------------------------------------------------------------
  (Acquired 10/06/03; Cost $199,960,000)
  1.04%(b)(e)                                  10/18/04        200,000       199,974,959
----------------------------------------------------------------------------------------
  (Acquired 10/06/03; Cost $164,967,000)
  1.04%(b)(e)                                  10/19/04        165,000       164,979,196
----------------------------------------------------------------------------------------
  (Acquired 10/06/03; Cost $99,980,000)
  1.04%(b)(e)                                  10/20/04        100,000        99,987,268
========================================================================================
                                                                             853,939,578
========================================================================================
      Total Asset-Backed Securities (Cost
         $1,977,442,286)                                                   1,977,442,286
========================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-5.69%

FEDERAL HOME LOAN BANK (FHLB)-3.39%

Unsec. Bonds,
  1.12%                                        07/12/04        235,000       235,000,000
----------------------------------------------------------------------------------------
  1.22%                                        08/04/04        100,000        99,993,010
----------------------------------------------------------------------------------------
  1.35%                                        11/09/04        180,000       180,000,000
----------------------------------------------------------------------------------------
  1.20%                                        02/28/05         75,000        74,930,000
----------------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,
  1.08%(c)                                     01/05/05        150,000       149,993,609
========================================================================================
                                                                             739,916,619
========================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.84%

Disc. Notes,
  1.09%(a)                                     04/01/04        167,588       167,430,201
----------------------------------------------------------------------------------------
Unsec. Global Notes,
  5.63%                                        05/14/04         50,000        50,428,498
----------------------------------------------------------------------------------------
  6.50%                                        08/15/04         47,061        48,161,810
----------------------------------------------------------------------------------------
Unsec. Notes,
  1.35%                                        10/22/04        135,000       135,000,000
========================================================================================
                                                                             401,020,509
========================================================================================

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

STUDENT LOAN MARKETING ASSOCIATION-0.46%

Global Notes,
  5.00%                                        06/30/04   $    100,000   $   101,315,397
========================================================================================
      Total U.S. Government Agency Securities
         (Cost $1,242,252,525)                                             1,242,252,525
========================================================================================

PROMISSORY NOTES-5.43%

Goldman Sachs Group, Inc. (The)
  (Acquired 08/04/03; Cost $250,000,000)
  1.26%(b)(f)                                  03/01/04        250,000       250,000,000
----------------------------------------------------------------------------------------
  (Acquired 10/07/03; Cost $200,000,000)
  1.13%(b)(e)(f)                               03/08/04        200,000       200,000,000
----------------------------------------------------------------------------------------
  (Acquired 10/07/03; Cost $200,000,000)
  1.16%(b)(c)(f)                               03/08/04        200,000       200,000,000
----------------------------------------------------------------------------------------
  (Acquired 07/25/03; Cost $120,000,000)
  1.23%(b)(d)(f)                               06/21/04        120,000       120,000,000
----------------------------------------------------------------------------------------
  (Acquired 12/30/03; Cost $165,000,000)
  1.24%(b)(f)                                  06/28/04        165,000       165,000,000
----------------------------------------------------------------------------------------
  (Acquired 12/16/03; Cost $250,000,000)
  1.25%(b)(f)                                  07/13/04        250,000       250,000,000
========================================================================================
      Total Promissory Notes (Cost
         $1,185,000,000)                                                   1,185,000,000
========================================================================================

VARIABLE RATE DEMAND NOTES-5.04%(G)

CORPORATE GUARANTEED-0.00%

Mississippi (State of) Business Finance Corp.
  (General Electric Plastics Project);
  Taxable Series 1998 IDR
  (Acquired 12/23/03; Cost $1,000)
  1.08%(b)(e)(h)                               02/01/23              1             1,000
========================================================================================

INSURED-2.06%(I)

Alaska (State of) Housing Finance Corp.;
  Taxable Home Mortgage Series 2002 B RB
  0.95%(j)                                     12/01/36          8,100         8,100,000
----------------------------------------------------------------------------------------
Berks (County of) Pennsylvania Industrial
  Development Authority (Lutheran Services);
  Health Care Series 1998 A IDR
  1.16%(j)(k)                                  01/01/28          1,804         1,804,000
----------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Housing Mortgage Finance
  Program); Taxable Series 1998 F-2 RB
  1.09%(j)                                     11/15/16         14,639        14,639,386
----------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Housing Mortgage Finance
  Program); Taxable Series 2002 A-5 RB
  1.10%(j)                                     05/15/33         18,007        18,007,460
----------------------------------------------------------------------------------------
Fairview (City of), Minnesota Hospital &
  Healthcare Services; ACES Series 1994 A RB
  1.10%(j)(k)                                  11/01/15          4,200         4,200,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Florida (State of) Baptist Health System of
  South Florida; Taxable Series 1995 RB
  Series A, 1.09%(j)                           05/15/17   $        200   $       200,000
----------------------------------------------------------------------------------------
  Series B, 1.09%(j)                           05/15/25          1,064         1,063,522
----------------------------------------------------------------------------------------
Florida (State of) Housing Finance Agency;
  Taxable Series 1993 A RB
  1.04%(j)                                     01/01/34         31,000        31,000,000
----------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.
  (Affordable Housing); Taxable Series 2002 A
  RB
  1.06%(j)                                     01/01/47         39,020        39,020,000
----------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.;
  Taxable Series 2000 A RB
  1.04%(j)                                     01/01/45         58,740        58,740,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Student Loan RB
  Taxable Series 1998 B,
  1.08%(j)                                     09/01/32         14,370        14,370,000
----------------------------------------------------------------------------------------
  Taxable Series 1999 B-I RB,
  1.08%(j)                                     09/01/34         10,700        10,700,000
----------------------------------------------------------------------------------------
  Taxable Series 1999 B-II RB,
  1.08%(j)                                     09/01/34          2,000         2,000,000
----------------------------------------------------------------------------------------
  Taxable Series 1999 B-III RB,
  1.08%(j)                                     09/01/34          4,650         4,650,000
----------------------------------------------------------------------------------------
Loanstar Asset Partners II; Student Loan
  RB(b)
  (Acquired 11/14/02; Cost $25,000,000)
  Series 2001 Tranche 1,
  1.08%(j)                                     09/01/36         25,000        25,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $60,000,000)
  Series 2002 Tranche 1,
  1.08%(j)                                     08/01/37         60,000        60,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $40,000,000)
  Series 2002 Tranche 2,
  1.08%(j)                                     08/01/37         40,000        40,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $50,000,000)
  Series 2002 Tranche 3,
  1.08%(j)                                     08/01/37         50,000        50,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $50,000,000)
  Series 2002 Tranche 4,
  1.08%(j)                                     08/01/37         50,000        50,000,000
----------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority; Taxable Series 2000 C RB
  1.09%(j)                                     12/01/20          4,558         4,558,000
----------------------------------------------------------------------------------------
Montgomery (City of), Alabama BMC Special
  Care Facilities Financing Authority
  (Baptist Health); Taxable Series 1998 C RB
  1.11%(j)                                     11/15/29          6,999         6,999,451
----------------------------------------------------------------------------------------
New Orleans (City of), Louisiana; Taxable
  Pension Series 2000 RB
  1.09%(j)                                     09/01/30          4,200         4,200,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Omaha (City of), Nebraska (Riverfront
  Development); Taxable Special Obligation
  Series 2002 B RB
  1.19%(j)                                     02/01/26   $        235   $       235,000
========================================================================================
                                                                             449,486,819
========================================================================================

LETTER OF CREDIT GUARANTEED-2.98%(L)

Advocare of South Carolina; Series 1997 Bonds
  (LOC-Wachovia Bank N.A.)
  (Acquired 03/28/02; Cost $9,800,000)
  1.09%(b)(j)                                  06/01/17          9,800         9,800,000
----------------------------------------------------------------------------------------
AtlantiCare Health Services; Series 2003
  Floating Rate Notes (LOC-Wachovia Bank
  N.A.)
  1.10%(j)                                     10/01/33         17,355        17,355,000
----------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Wachovia Bank N.A.)
  1.11%(j)                                     02/01/15         48,085        48,085,000
----------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project); Series 1999 B RB
  (LOC-Wachovia Bank N.A.)
  1.10%(j)                                     01/01/29          1,100         1,100,000
----------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank N.A.)
  (Acquired 07/31/03; Cost $4,030,000)
  1.11%(b)(j)                                  07/01/08          4,030         4,030,000
----------------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Series 1997 A RB (LOC-Michigan
  National Bank)
  1.07%(d)                                     02/15/27         10,099        10,099,000
----------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project); Taxable Series 2001 I RB
  (LOC-Wachovia Bank N.A.)
  1.11%(j)                                     12/01/36         39,920        39,920,000
----------------------------------------------------------------------------------------
Brooks (County of), Georgia Development
  Authority (Langboard Inc. Project); Taxable
  Series 2003 IDR (LOC-Bank of America N.A.)
  1.09%(j)                                     04/01/18          9,999         9,999,000
----------------------------------------------------------------------------------------
Brosis Finance, LLC; Series 1999 Bonds
  (LOC-Wachovia Bank N.A.)
  1.09%(j)                                     09/01/19         17,900        17,900,000
----------------------------------------------------------------------------------------
Capital One Funding Corp., Floating Rate
  Notes (LOC-Bank One N.A.)
  1.11%(j)                                     12/02/19         12,861        12,861,000
----------------------------------------------------------------------------------------
  (Acquired 07/31/03; Cost $4,030,000)
  1.11%(b)(j)                                  07/01/20          8,643         8,643,000
----------------------------------------------------------------------------------------
  1.11%(j)                                     09/01/20          1,271         1,271,178
----------------------------------------------------------------------------------------
  1.11%(j)                                     05/01/26          7,300         7,300,000
----------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002 Bonds
  (LOC-Wachovia Bank N.A.)
  (Acquired 07/31/03; Cost $18,500,000)
  1.09%(b)(j)                                  09/01/34         18,500        18,500,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Chatham Capital Corp.; Series 2000 Floating
  Rate Notes (LOC-Bank One N.A.)
  1.11%(j)                                     07/01/20   $     14,449   $    14,449,000
----------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank N.A.)
  (Acquired 05/31/02; Cost $435,000)
  1.11%(b)(j)                                  08/31/16            435           435,000
----------------------------------------------------------------------------------------
Fayette (County of), Ohio (Fayette County
  Memorial Hospital); Series 2003 RB
  (LOC-National City Bank)
  1.12%(j)                                     08/01/23            300           300,000
----------------------------------------------------------------------------------------
Folk Financial Services Inc.-Series A,
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  1.12%(j)                                     10/15/27          5,125         5,125,000
----------------------------------------------------------------------------------------
Garlands of Barrington; Floating Rate Notes
  (LOC-Bank One N.A.)
  1.11%(j)                                     04/01/32         11,100        11,100,000
----------------------------------------------------------------------------------------
Gulf States Paper Corp.; Series 1998 Unsec.
  Floating Rate Bonds (LOC-Wachovia Bank
  N.A.)
  1.07%(j)                                     11/01/18         25,000        25,000,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1997 RB (LOC-Bank One Chicago N.A.)
  1.08%(j)                                     09/01/31          7,800         7,800,000
----------------------------------------------------------------------------------------
JCR Harbour Pointe LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.10%(j)                                     02/01/09          2,300         2,300,000
----------------------------------------------------------------------------------------
JPV Capital LLC; Floating Rate Notes
  (LOC-Standard Federal)
  1.16%(j)                                     12/01/39          2,000         2,000,000
----------------------------------------------------------------------------------------
JRC Hampton Bay LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.10%(j)                                     02/01/09          5,815         5,815,000
----------------------------------------------------------------------------------------
Kamps Capital LLC; Floating Rate Notes
  (LOC-Federal Home Loan Bank)
  1.04%(j)                                     09/01/33          7,638         7,638,388
----------------------------------------------------------------------------------------
Lehigh (County of), Pennsylvania (Bouras
  Industries); Taxable Series 2002 C RB
  (LOC-Wachovia Bank N.A.)
  1.14%(j)                                     11/01/13          2,244         2,244,000
----------------------------------------------------------------------------------------
Liberty (County of), Georgia Industrial
  Development Authority (Hugo Boss Inc.
  Project); Taxable Series 2002 RB
  (LOC-Wachovia Bank N.A.)
  1.16%(j)                                     01/01/18          4,960         4,960,000
----------------------------------------------------------------------------------------
LP Pinewood SPV; Notes (LOC-Wachovia Bank
  N.A.)
  1.09%(j)                                     02/01/18         55,200        55,200,000
----------------------------------------------------------------------------------------
Macatawa Capital; Floating Rate Notes
  (LOC-Fifth Third Bank)
  1.09%(j)                                     12/01/53          4,660         4,660,000
----------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture Development
  Corp.); Series 2001 RB (LOC-Bank One
  Milwaukee N.A.; Firstar Bank N.A.; M&I
  Marshall & Ilsley; Northern Trust Co.)
  1.11%(j)                                     06/01/36         31,623        31,623,256
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); Series 2002 IDR
  (LOC-Wachovia Bank N.A.)
  1.09%(j)                                     05/01/17   $     40,000   $    40,000,000
----------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Bethesda Health
  Group); Series 2001 B RB (LOC-U.S. Bank
  N.A.)
  1.07%(d)                                     08/01/31         17,905        17,905,000
----------------------------------------------------------------------------------------
New York (State of) Anti-Defamation League
  Foundation; Taxable Series 2004 A RB
  (LOC-Bank of New York)
  1.07%(j)                                     01/01/34          6,000         6,000,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Taxable Service Contract Series 2003 F RB
  (LOC-State Street Bank & Trust Co.)
  1.07%(j)                                     09/15/07              1             1,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Taxable Service Contract Series 2003 H RB
  (LOC-Dexia Credit Local)
  1.08%(j)                                     09/15/08         12,108        12,107,524
----------------------------------------------------------------------------------------
North Carolina (State of) Roman Catholic
  Diocese of Charlotte; Series 2002 Floating
  Rate Bonds (LOC-Wachovia Bank N.A.)
  1.09%(j)                                     05/01/14         13,697        13,697,000
----------------------------------------------------------------------------------------
Port Blakely (Communities of), Washington;
  Taxable Series 2001 C RB (LOC-Bank of
  America N.A.)
  1.10%(j)                                     02/15/21              1             1,000
----------------------------------------------------------------------------------------
R.G. Ray Corp.; Floating Rate Bonds
  (LOC-LaSalle Bank N.A.)
  1.19%(j)                                     01/01/15          3,409         3,409,000
----------------------------------------------------------------------------------------
Richmond (City of), Virginia Redevelopment &
  Housing Authority (Old Manchester); Series
  1995 B RB (LOC-Wachovia Bank N.A.)
  1.15%(e)                                     12/01/25            590           590,000
----------------------------------------------------------------------------------------
Rockwood Quarry LLC; Floating Rate Notes
  (LOC-Fifth Third Bank)
  1.07%(j)                                     12/01/22          4,999         4,999,000
----------------------------------------------------------------------------------------
S&L Capital LLC; Floating Rate Notes
  (LOC-Comerica Bank)
  1.14%(e)                                     11/04/42            774           774,000
----------------------------------------------------------------------------------------
San Jose (City of), California Redevelopment
  Agency (Merged Area); Taxable Series 2002 G
  RB (LOC-Bank of New York)
  1.10%(j)                                     08/01/29            976           975,657
----------------------------------------------------------------------------------------
Sebastian Commons L.P.; Floating Rate Notes
  (LOC-Bank of America N.A.)
  1.12%(j)                                     09/01/28          3,974         3,974,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Shepherd Capital LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.09%(j)                                     11/01/52   $      9,870   $     9,870,000
----------------------------------------------------------------------------------------
  1.09%(j)                                     05/01/53         15,000        15,000,000
----------------------------------------------------------------------------------------
  (LOC-Standard Federal Bank)
  1.09%(j)                                     08/01/53         11,000        11,000,000
----------------------------------------------------------------------------------------
  (LOC-Federal Home Loan Bank)
  1.04%(j)                                     10/01/53          4,366         4,365,847
----------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Anderson College); Taxable
  Series 1998 C RB (LOC-Wachovia Bank N.A.)
  1.16%(j)                                     10/01/23          2,880         2,879,670
----------------------------------------------------------------------------------------
Southeastern Retirement Association, Inc.;
  Series 1999 Floating Rate Bonds
  (LOC-Wachovia Bank N.A.)
  (Acquired 05/16/02; Cost $60,000)
  1.11%(b)(j)                                  08/01/19             60            60,000
----------------------------------------------------------------------------------------
TP Racing L.L.L.P.; Floating Rate Series 2000
  Notes (LOC-Bank One Trust Co. N.A.)
  1.11%(j)                                     06/01/30         28,780        28,780,000
----------------------------------------------------------------------------------------
Union (County of), Arkansas (Del-Tin Fiber
  LLC Project); Taxable Series 1998 IDR
  (LOC-Bank One Chicago N.A.)
  1.11%(j)                                     10/01/27         22,400        22,400,000
----------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Taxable Series 2001 RB
  (LOC-Wachovia Bank N.A.)
  1.11%(j)                                     07/01/26         47,645        47,645,000
----------------------------------------------------------------------------------------
Wake Forest University; Floating Rate Series
  1997 Bonds (LOC-Wachovia Bank N.A.)
  1.09%(j)                                     07/01/17          6,900         6,900,000
----------------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital; Taxable
  Series 2003 RB (LOC-Bank One N.A.)
  1.10%(j)                                     11/01/23          8,800         8,800,000
========================================================================================
                                                                             649,646,520
========================================================================================
      Total Variable Rate Demand Notes (Cost
         $1,099,134,339)                                                   1,099,134,339
========================================================================================

MEDIUM-TERM NOTES-4.13%

Allstate Life Global Funding II, Floating
  Rate MTN
  (Acquired 11/18/03; Cost $130,000,000)
  1.09%(b)(e)                                  12/15/04        130,000       130,000,000
----------------------------------------------------------------------------------------
Associates Corp. of North America, Sr. Global
  MTN
  5.80%                                        04/20/04         49,000        49,311,014
----------------------------------------------------------------------------------------
General Electric Capital Corp., Floating Rate
  MTN
  1.18%(e)                                     09/08/04        332,900       332,900,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
MEDIUM-TERM NOTES-(CONTINUED)

MetLife Global Funding
  Floating Rate Global MTN (Acquired
  08/20/03; Cost $90,000,000)
  1.11%(b)(e)                                  09/15/04   $     90,000   $    90,000,000
----------------------------------------------------------------------------------------
  Floating Rate MTN (Acquired 04/03/03; Cost
  $99,300,000)
  1.11%(b)(e)                                  09/27/04         99,300        99,300,000
----------------------------------------------------------------------------------------
National Australia Bank Ltd. (Australia)
  Floating Rate Euro MTN
  1.15%(c)                                     03/12/04         50,000        50,000,478
----------------------------------------------------------------------------------------
  Unsub. Floating Rate Euro MTN
  1.15%(c)                                     05/02/04         50,000        50,003,435
----------------------------------------------------------------------------------------
Royal Bank of Canada (Canada), Yankee
  Floating Rate MTN
  1.08%(e)                                     11/10/04        100,000       100,000,000
========================================================================================
      Total Medium-Term Notes (Cost
         $901,514,927)                                                       901,514,927
========================================================================================

FUNDING AGREEMENTS-2.20%

New York Life Insurance Co.
  (Acquired 04/03/03; Cost $265,000,000)
  1.18%(b)(e)(f)                               04/07/04        265,000       265,000,000
----------------------------------------------------------------------------------------
Travelers Insurance Co.
  (Acquired 11/25/03; Cost $115,000,000)
  1.22%(b)(c)(f)                               11/24/04        115,000       115,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/27/03; Cost $100,000,000)
  1.22%(b)(c)(f)                               08/27/04        100,000       100,000,000
========================================================================================
      Total Funding Agreements (Cost
         $480,000,000)                                                       480,000,000
========================================================================================

BANK NOTES-2.08%

BNP Paribas Securities Corp.-New York Branch
  (France), Floating Rate Notes,
  1.04%(d)                                     06/07/04        200,000       199,989,143
----------------------------------------------------------------------------------------
National City Bank of Indiana, Floating Rate
  Notes,
  1.04%(d)                                     06/14/04        100,000        99,994,251
----------------------------------------------------------------------------------------
National City Bank, Floating Rate Notes,
  1.27%(c)                                     06/29/04         30,000        30,012,866
----------------------------------------------------------------------------------------
Wachovia Bank, N.A., Floating Rate Notes,
  1.34%(c)                                     06/24/04         25,000        25,017,423
----------------------------------------------------------------------------------------
Wells Fargo Bank, N.A., Floating Rate Notes,
  1.04%(d)                                     05/10/04        100,000       100,000,000
========================================================================================
      Total Bank Notes (Cost $455,013,683)                                   455,013,683
========================================================================================

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS-1.92%(M)

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 02/24/04; Cost $400,000,000)
  1.20%(b)(n)                                  03/25/04   $    400,000   $   400,000,000
----------------------------------------------------------------------------------------
  (Acquired 02/23/04; Cost $18,000,000)
  1.20%(b)(n)                                  08/23/04         18,000        18,000,000
========================================================================================
      Total Master Note Agreements (Cost
      $418,000,000)                                                          418,000,000
========================================================================================

PUTTABLE RESET NOTES-1.28%

Merck & Co., Inc.; PURS Notes
  (Acquired 02/23/04; Cost $103,170,600)
  4.48%(b)                                     02/22/05        100,000       103,109,794
----------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  5.20%                                        06/01/04        175,000       176,858,847
========================================================================================
      Total Puttable Reset Notes (Cost
         $279,968,641)                                                       279,968,641
========================================================================================
      Total Investments (excluding Repurchase
         Agreements) (Cost $18,977,923,744)                               18,977,923,744
========================================================================================

REPURCHASE AGREEMENTS-14.14%

Banc One Capital Markets Group
  1.06%(o)                                     03/01/04          6,000         6,000,000
----------------------------------------------------------------------------------------
Bank of America Securities LLC
  1.05%(p)                                     03/01/04        108,000       108,000,000
----------------------------------------------------------------------------------------
  1.06%(q)                                     03/01/04         93,000        93,000,000
----------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.01%(r)                                     03/01/04        207,138       207,138,103
----------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.06%(s)                                     03/01/04         30,000        30,000,000
----------------------------------------------------------------------------------------
  1.12%(t)                                     03/01/04        250,000       250,000,000
----------------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.16%(u)                                     07/09/04        300,000       300,000,000
----------------------------------------------------------------------------------------
J.P. Morgan Securities Inc.
  1.06%(v)                                     03/01/04         15,694        15,693,749
----------------------------------------------------------------------------------------
  1.06%(w)                                     03/01/04        110,000       110,000,000
----------------------------------------------------------------------------------------
Lehman Brothers Inc.
  1.00%(x)                                     03/01/04        200,000       200,000,000
----------------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.06%(y)                                     03/01/04        173,000       173,000,000
----------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.05%(z)                                     03/01/04        372,309       372,308,890
----------------------------------------------------------------------------------------
  1.05%(aa)                                    03/01/04         70,000        70,000,000
----------------------------------------------------------------------------------------
  1.06%(ab)                                    05/18/04        250,000       250,000,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Wachovia Securities, Inc.
  1.06%(ac)                                    03/01/04   $    243,000   $   243,000,000
----------------------------------------------------------------------------------------
  1.08%(ad)                                    03/01/04        500,000       500,000,000
----------------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.06%(ae)                                    03/01/04        158,000       158,000,000
========================================================================================
      Total Repurchase Agreements (Cost
         $3,086,140,742)                                                   3,086,140,742
________________________________________________________________________________________
========================================================================================
TOTAL INVESTMENTS-101.09% (Cost
  $22,064,064,486)(af)                                                    22,064,064,486
________________________________________________________________________________________
========================================================================================
OTHER ASSETS LESS LIABILITIES-(1.09%)                                       (237,832,669)
________________________________________________________________________________________
========================================================================================
NET ASSETS-100.00%                                                       $21,826,231,817
________________________________________________________________________________________
========================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
ACES    - Automatically Convertible Extendable Security
Disc.   - Discounted
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
PCR     - Pollution Control Revenue Bonds
PURS    - Puttable Reset Securities
RB      - Revenue Bonds
Sr.     - Senior
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 02/29/04 was $7,890,006,577, which represented 36.15% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on 02/29/04.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on 02/29/04.
(e) Interest rate is redetermined monthly. Rate shown is the rate in effect on 02/29/04.
(f) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 02/29/04 was $1,665,000,000 which represented 7.63% of the Fund's net assets.
(g) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(h)  Principal and interest payments are guaranteed by the corporate guarantor.
(i) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(j) Interest rate is redetermined weekly. Rate shown is the rate in effect on 02/29/04.
(k)  Interest on these securities is taxable income to the Fund.
(l) Principal and interest payments are guaranteed by the letter of credit agreement.
(m) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates
(n) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business days notice. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 1/31/04.
(o) Joint repurchase agreement entered into 02/27/04 with a maturing value of $150,013,250. Collateralized by $147,930,000 U.S. Government obligations, 0% to 7.99% due 03/05/04 to 01/30/09 with an aggregate market value at 02/29/04 of $153,002,843.

(p) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $256,178,000 U.S. Government obligations, 0% due 05/25/04 to 08/25/04 with an aggregate market value at 02/29/04 of $255,000,086.
(q) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $279,051,721 U.S. Government obligations, 5.50% due 06/01/33 to 01/01/34 with an aggregate market value at 02/29/04 of $255,000,001.
(r) Joint repurchase agreement entered into 02/27/04 with a maturing value of $700,058,917. Collateralized by $703,261,000 U.S. Treasury obligations, 1.87% to 6.00% due 08/15/04 to 02/15/31 with an aggregate market value at 02/29/04 of $714,000,583.
(s) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $248,222,000 U.S. Government obligations, 0% to 5.25% due 03/10/04 to 03/22/07 with an aggregate market value at 02/29/04 of $255,000,595.
(t) Repurchase agreement entered into 02/27/04 with a maturing value of $250,023,333. Collateralized by $256,119,117 corporate obligations, 0% to 7.50% due 03/15/05 to 03/20/44 with a market value at 02/29/04 of
     $262,500,001.
(u) Term repurchase agreement entered into 06/10/03; however either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $307,316,000 U.S. Treasury obligations, 0% due 07/22/04 to 08/12/04 with an aggregate market value at 02/29/04 of $306,002,995.
(v) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $245,325,127 U.S. Government obligations, 4.50% to 7.00% due 05/01/18 to 02/01/34 with an aggregate market value at 02/29/04 of $255,000,589.
(w) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $358,537,000 U.S. Government obligations, 0% to 9.38% due 01/15/06 to 04/15/30 with an aggregate market value at 02/29/04 of $255,001,416.
(x) Repurchase agreement entered into 02/27/04 with a maturing value of $200,016,667. Collateralized by $392,824,433 U.S. Treasury obligations, 0% to 11.25% due 02/15/10 to 02/15/26 with a market value at 02/29/04 of
     $204,001,000.
(y) Joint repurchase agreement entered into 02/27/04 with a maturing value of $400,035,333. Collateralized by $453,321,009 U.S. Government & U.S. Treasury obligations, 0% to 7.50% due 08/15/06 to 01/01/34 with an aggregate market value at 02/29/04 of $408,000,114.
(z) Joint repurchase agreement entered into 02/27/04 with a maturing value of $750,065,625. Collateralized by $768,989,000 U.S. Government obligations, 0% due 04/16/04 to 03/10/06 with an aggregate market value at 02/29/04 of $765,004,871.
(aa) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $246,873,682 U.S. Government obligations, 4.00% to 8.75% due 08/01/08 to 03/01/34 with an aggregate market value at 02/29/04 of $255,001,069.
(ab) Term repurchase agreement entered into 11/29/04; however either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $245,589,512 U.S. Treasury obligations, 4.50% to 9.00% due 10/01/08 to 02/01/34 with an aggregate market value at 02/29/04 of $255,000,388.
(ac) Joint repurchase agreement entered into 02/27/04 with a maturing value of $400,035,333. Collateralized by $417,224,604 U.S. Government & U.S. Treasury obligations, 0% to 10.35% due 03/31/04 to 03/01/34 with an aggregate market value at 02/29/04 of $408,001,642.
(ad) Joint repurchase agreement entered into 02/27/04 with a maturing value of $500,045,000. Collateralized by $497,700,240 U.S. Government obligations, 0% to 6.14% due 11/01/08 to 03/01/34 with an aggregate market value at 02/29/04 of $510,000,001.
(ae) Joint repurchase agreement entered into 02/27/04 with a maturing value of $300,026,500. Collateralized by $288,919,000 U.S. Government obligations, 4.80% to 6.50% due 05/14/04 to 09/02/10 with an aggregate market value at 02/29/04 of $306,000,280.
(af) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

February 29, 2004
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $18,977,923,744
-----------------------------------------------------------------------------
Repurchase agreements (amortized cost)                          3,086,140,742
=============================================================================
    Total investments (amortized cost)                         22,064,064,486
=============================================================================
Receivables for:
  Interest                                                         31,038,411
-----------------------------------------------------------------------------
  Amount due from advisor                                             228,056
-----------------------------------------------------------------------------
Investment for deferred compensation and retirement plans             797,772
-----------------------------------------------------------------------------
Other assets                                                           93,619
=============================================================================
    Total assets                                               22,096,222,344
_____________________________________________________________________________
=============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                           249,000,000
-----------------------------------------------------------------------------
  Dividends                                                        17,391,663
-----------------------------------------------------------------------------
  Deferred compensation and retirement plans                        1,533,987
-----------------------------------------------------------------------------
Accrued distribution fees                                             743,198
-----------------------------------------------------------------------------
Accrued trustees' fees                                                 31,917
-----------------------------------------------------------------------------
Accrued transfer agent fees                                           910,396
-----------------------------------------------------------------------------
Accrued operating expenses                                            379,366
=============================================================================
    Total liabilities                                             269,990,527
=============================================================================
Net assets applicable to shares outstanding                   $21,826,231,817
_____________________________________________________________________________
=============================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $21,823,658,668
-----------------------------------------------------------------------------
  Undistributed net investment income                                    (502)
-----------------------------------------------------------------------------
  Undistributed net realized gain from investment securities        2,573,651
=============================================================================
                                                              $21,826,231,817
_____________________________________________________________________________
=============================================================================


NET ASSETS:

Institutional Class                                           $15,848,568,588
_____________________________________________________________________________
=============================================================================
Private Investment Class                                      $   734,159,625
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                     $    46,744,931
_____________________________________________________________________________
=============================================================================
Cash Management Class                                         $ 4,085,571,229
_____________________________________________________________________________
=============================================================================
Reserve Class                                                 $    70,015,650
_____________________________________________________________________________
=============================================================================
Resource Class                                                $ 1,041,171,794
_____________________________________________________________________________
=============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES AUTHORIZED:

Institutional Class                                            15,846,551,880
_____________________________________________________________________________
=============================================================================
Private Investment Class                                          734,078,738
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                          46,743,809
_____________________________________________________________________________
=============================================================================
Cash Management Class                                           4,085,177,676
_____________________________________________________________________________
=============================================================================
Reserve Class                                                      70,015,362
_____________________________________________________________________________
=============================================================================
Resource Class                                                  1,041,090,701
_____________________________________________________________________________
=============================================================================
  Net asset value, offering and redemption price per share
    for each class                                            $          1.00
_____________________________________________________________________________
=============================================================================

See accompanying notes which are an integral part of the financial statements.

For the six months ended February 29, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $134,469,612
--------------------------------------------------------------------------
Interest from affiliates                                             6,281
==========================================================================
    Total investment income                                    134,475,893
==========================================================================

EXPENSES:

Advisory fees                                                   18,178,558
--------------------------------------------------------------------------
Administrative services fees                                       612,205
--------------------------------------------------------------------------
Custodian fees                                                     461,798
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,468,414
--------------------------------------------------------------------------
  Personal Investment Class                                        166,173
--------------------------------------------------------------------------
  Cash Management Class                                          2,239,299
--------------------------------------------------------------------------
  Reserve Class                                                    315,974
--------------------------------------------------------------------------
  Resource Class                                                 1,159,945
--------------------------------------------------------------------------
Transfer agent fees                                              1,939,940
--------------------------------------------------------------------------
Trustees' fees                                                     201,099
--------------------------------------------------------------------------
Other                                                              401,703
==========================================================================
    Total expenses                                              28,145,108
==========================================================================
Less: Fees waived                                               (8,771,722)
==========================================================================
    Net expenses                                                19,373,386
==========================================================================
Net investment income                                          115,102,507
==========================================================================
Net realized gain (loss) from investment securities               (105,308)
==========================================================================
Net increase in net assets resulting from operations          $114,997,199
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2004 and the year ended August 31, 2003 (Unaudited)

                                                            FEBRUARY 29,          AUGUST 31,
                                                                2004                 2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                    $   115,102,507      $   437,437,928
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (105,308)             222,356
===============================================================================================
    Net increase in net assets resulting from operations       114,997,199          437,660,284
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (86,593,829)        (339,841,789)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                      (3,409,635)          (9,944,836)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                        (97,435)            (251,405)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                        (20,382,592)         (72,636,877)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    (38,072)            (240,042)
-----------------------------------------------------------------------------------------------
  Resource Class                                                (4,580,944)         (14,522,979)
===============================================================================================
    Decrease in net assets resulting from distributions       (115,102,507)        (437,437,928)
===============================================================================================
Share transactions-net:
  Institutional Class                                       (5,392,053,175)      (7,882,172,341)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                    (244,220,976)         169,919,767
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (520,899)          16,988,324
-----------------------------------------------------------------------------------------------
  Cash Management Class                                       (388,000,022)      (1,286,520,760)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                 12,933,684            5,802,855
-----------------------------------------------------------------------------------------------
  Resource Class                                              (198,202,676)        (306,784,517)
===============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                    (6,210,064,064)      (9,282,766,672)
===============================================================================================
    Net increase (decrease) in net assets                   (6,210,169,372)      (9,282,544,316)
===============================================================================================
NET ASSETS:

  Beginning of period                                       28,036,401,189       37,318,945,505
===============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(502) and $(502) for 2004 and 2003,
    respectively)                                          $21,826,231,817      $28,036,401,189
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 29, 2004
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On November 24, 2003, the Fund was restructured from a separate series of Short-Term Investments Co. to a new series portfolio of the Trust.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such expense limitations prior to the end of each fiscal year. For the six months ended February 29, 2004, AIM waived fees of $7,251,107.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2004, AIM was paid $612,205 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 29, 2004, AISI retained $1,774,061 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the

Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, and 0.87%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the six months ended February 29, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,481,048, $121,860, $1,791,439, $274,897 and $1,159,945, respectively, after
FMC waived plan fees of $987,366, $44,312, $447,860, $41,077 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended February 29, 2004, the Fund paid legal fees of $46,210 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the six months ended February 29, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds and INVESCO Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period:

                                     TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE
                                       INCREASES IN   DECREASES IN                    DAILY
                          ADVANCES       ADVANCES       ADVANCES       ADVANCES      ADVANCES
                         OUTSTANDING        TO             TO         OUTSTANDING       TO       INTEREST
                          08/31/03      AFFILIATES     AFFILIATES      02/29/04     AFFILIATES    INCOME
---------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund      $   --      $188,069,000   $(188,069,000)    $   --      $3,419,436    $6,149
---------------------------------------------------------------------------------------------------------
INVESCO Gold & Precious
  Metals Fund                  --        4,024,000      (4,024,000)         --      2,012,000        132
=========================================================================================================
                           $   --      $192,093,000   $(192,093,000)    $   --      $5,431,436    $6,281
_________________________________________________________________________________________________________
=========================================================================================================



NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                       CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------
                                       SIX MONTHS ENDED                            YEAR ENDED
                                       FEBRUARY 29, 2004                         AUGUST 31, 2003
                             -------------------------------------    -------------------------------------
                                  SHARES              AMOUNT               SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class         123,731,475,297    $ 123,731,475,297     419,054,374,755    $ 419,054,374,755
-----------------------------------------------------------------------------------------------------------
  Private Investment Class      4,071,471,016        4,071,471,016       9,405,817,790        9,405,817,790
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class       111,685,772          111,685,772         133,770,375          133,770,375
-----------------------------------------------------------------------------------------------------------
  Cash Management Class        27,886,226,360       27,886,226,360      66,799,786,336       66,799,786,336
-----------------------------------------------------------------------------------------------------------
  Reserve Class                   110,100,296          110,100,296         102,414,453          102,414,453
-----------------------------------------------------------------------------------------------------------
  Resource Class                4,416,579,995        4,416,579,995       8,435,843,716        8,435,843,716
===========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class              29,373,013           29,373,013          93,354,431           93,354,431
-----------------------------------------------------------------------------------------------------------
  Private Investment Class          1,120,801            1,120,801           4,021,536            4,021,536
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class            75,212               75,212             178,509              178,509
-----------------------------------------------------------------------------------------------------------
  Cash Management Class            11,563,019           11,563,019          44,707,654           44,707,654
-----------------------------------------------------------------------------------------------------------
  Reserve Class                        34,510               34,510             257,929              257,929
-----------------------------------------------------------------------------------------------------------
  Resource Class                    3,732,648            3,732,648          12,586,231           12,586,231
===========================================================================================================
Reacquired:
  Institutional Class        (129,152,901,485)    (129,152,901,485)   (427,029,901,527)    (427,029,901,527)
-----------------------------------------------------------------------------------------------------------
  Private Investment Class     (4,316,812,793)      (4,316,812,793)     (9,239,919,559)      (9,239,919,559)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (112,281,883)        (112,281,883)       (116,960,560)        (116,960,560)
-----------------------------------------------------------------------------------------------------------
  Cash Management Class       (28,285,789,401)     (28,285,789,401)    (68,131,014,750)     (68,131,014,750)
-----------------------------------------------------------------------------------------------------------
  Reserve Class                   (97,201,122)         (97,201,122)        (96,869,527)         (96,869,527)
-----------------------------------------------------------------------------------------------------------
  Resource Class               (4,618,515,319)      (4,618,515,319)     (8,755,214,464)      (8,755,214,464)
===========================================================================================================
                               (6,210,064,064)   $  (6,210,064,064)     (9,282,766,672)   $  (9,282,766,672)
___________________________________________________________________________________________________________
===========================================================================================================

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         PRIVATE INVESTMENT CLASS
                                 ------------------------------------------------------------------------
                                  SIX MONTHS
                                    ENDED                          YEAR ENDED AUGUST 31,
                                 FEBRUARY 29,      ------------------------------------------------------
                                     2004            2003       2002        2001        2000       1999
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                           $   1.00        $   1.00   $   1.00   $     1.00   $   1.00   $   1.00
---------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income               0.003            0.01       0.02         0.05       0.06       0.05
=========================================================================================================
Less distributions from net
  investment income                  (0.003)          (0.01)     (0.02)       (0.05)     (0.06)     (0.05)
=========================================================================================================
Net asset value, end of period     $   1.00        $   1.00   $   1.00   $     1.00   $   1.00   $   1.00
_________________________________________________________________________________________________________
=========================================================================================================
Total return(a)                        0.34%           1.02%      1.85%        5.22%      5.81%      4.85%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $734,160        $978,383   $808,457   $1,289,479   $952,177   $266,031
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                     0.42%(b)        0.41%      0.41%        0.40%      0.39%      0.39%
---------------------------------------------------------------------------------------------------------
  Without fee waivers                  0.68%(b)        0.67%      0.69%        0.69%      0.69%      0.68%
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of net investment income
  to average net assets                0.69%(b)        1.04%      1.82%        4.89%      5.74%      4.72%
_________________________________________________________________________________________________________
=========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $992,790,768.

NOTE 9--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG currently serves as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF. On April 30, 2004, AIM will succeed IFG as the investment advisor to IVIF.

The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A. Regulatory Inquiries and Actions
  --------------------------------

  1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B. Private Actions
  ---------------

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG have already been transferred to the District of Maryland in accordance with the Panel's directive. IFG anticipates that in time most or all of the actions pending against it will be transferred to the multidistrict litigation.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Liquid Assets Portfolio ("Fund"), a portfolio of Short-Term Investments Trust (formerly a portfolio of Short-Term Investments Company, Inc.), ("Company"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purposes:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

(2) To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as new series portfolio of Short-Term Investments Trust, an existing Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

                                                                           WITHHOLDING
      TRUSTEES/MATTER                                       VOTES FOR       AUTHORITY
      ---------------                                       ---------      -----------
(1)*  Bob R. Baker.....................................   21,829,977,162   10,479,118
      Frank S. Bayley..................................   21,830,154,550   10,301,730
      James T. Bunch...................................   21,830,155,266   10,301,014
      Bruce L. Crockett................................   21,830,154,531   10,301,749
      Albert R. Dowden.................................   21,830,154,371   10,301,909
      Edward K. Dunn, Jr. .............................   21,830,154,550   10,301,730
      Jack M. Fields...................................   21,830,155,247   10,301,033
      Carl Frischling..................................   21,830,155,266   10,301,014
      Robert H. Graham.................................   21,830,155,266   10,301,014
      Gerald J. Lewis..................................   21,830,155,266   10,301,014
      Prema Mathai-Davis...............................   21,830,155,266   10,301,014
      Lewis F. Pennock.................................   21,830,155,266   10,301,014
      Ruth H. Quigley..................................   21,830,155,087   10,301,193
      Louis S. Sklar...................................   21,830,155,266   10,301,014
      Larry Soll, Ph.D.................................   21,830,151,370   10,304,910
      Mark H. Williamson...............................   21,830,155,266   10,301,014

                                                                 VOTES         WITHHELD/
      MATTER                                    VOTES FOR       AGAINST       ABSTENTIONS
      ------                                    ---------       -------       -----------
(2)*  Approval of an Agreement and Plan of
      Reorganization which provides for the
      redomestication of Company as new
      series portfolio of Short-Term
      Investments Trust, an existing
      Delaware statutory trust and, in
      connection therewith, the sale of all
      of Company's assets and the
      dissolution of Company as a Maryland
      corporation...........................  20,735,454,099   63,566,040   1,041,436,141**

---------------

 * Proposal required approval by a combined vote of all the portfolios of Short Term Investments Company, Inc.

** Includes Broker Non-Votes

                                  [COVER ART]

                     SEMI-ANNUAL REPORT / FEBRUARY 29, 2004

                      SHORT-TERM INVESTMENTS TRUST (STIT)

                            LIQUID ASSETS PORTFOLIO

                                  RESERVE CLASS

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                                    TRUSTEES

Bob R. Baker                                                    Robert H. Graham
Frank S. Bayley                                                  Gerald J. Lewis
James T. Bunch                                                Prema Mathai-Davis
Bruce L. Crockett                                               Lewis F. Pennock
Albert R. Dowden                                                 Ruth H. Quigley
Edward K. Dunn, Jr.                                               Louis S. Sklar
Jack M. Fields                                                 Larry Soll, Ph.D.
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Kevin M. Carome           Senior Vice President, Secretary & Chief Legal Officer
Sidney M. Dilgren                                     Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                             New York, NY 10286-0001

                               COUNSEL TO THE FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                             COUNSEL TO THE TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                             New York, NY 10022-3852

                                 TRANSFER AGENT
                          AIM Investment Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

   This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.


                                                                       LAP-SAR-6

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--

LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           The economy and the stock market were healthy for most of
ROBERT H.           the reporting period. The nation's gross domestic product,
GRAHAM]             generally considered the broadest measure of economic
                    activity, expanded at an annualized rate of 4.1% in the fourth quarter of 2003, and the S&P 500--Registered
                    Trademark-- Index returned 14.59% for the reporting period.

                        Throughout the reporting period, the federal funds
                    target rate stood at 1.00%, its lowest level since 1958. The U.S. Federal Reserve (the Fed) said in June 2003 that it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. By October, the Fed reported that economic expansion had increased and consumer spending was generally stronger, although the job market remained weak. The Fed's November Beige Book report cited "reasonably broad based" economic expansion in October and early November and noted that in most Federal Reserve districts:

    o wages and the prices of finished goods and services remained fairly stable;
    o retail spending increased on a year-over-year basis;
    o manufacturing activity picked up; and
    o residential real estate activity remained strong while commercial real estate activity remained weak.

    In a widely reported speech in early January 2004, Federal Open Market Committee member Ben Bernanke said that while "downside risks to the economy remain ... the incoming data have continued for the most part to surprise on the upside." In late January, the Fed left short-term rates unchanged and said that economic reports suggested that the economy was "expanding briskly." The Fed dropped its long-standing promise to hold interest rates steady for a "considerable period," replacing it instead with a pledge to be "patient" before raising rates.

YOUR INVESTMENT PORTFOLIO

As of February 29, 2004, both the monthly and the seven-day SEC yield of the Short-Term Investments Trust Liquid Assets Portfolio's Reserve Class was 0.12%. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 36- to 55-day range; at the close of the reporting period, the WAM stood at 50 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Reserve Class stood at $70.0 million. Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.


                                                                     (continued)

    The Liquid Assets Portfolio invests solely in securities rated "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a modified barbell maturity structure, portfolio management emphasizes superior credit quality in buying money market securities such as commercial paper and selected repurchase agreement securities.

IN CONCLUSION

Economic activity continued to expand in January and February, according to information provided by Federal Reserve District Banks, with growth described as "moderate" to "showing signs of acceleration," according to the Federal Reserve's Beige Book. Employment has been growing slowly in most Federal Reserve Districts. Wages and salaries have increased slightly, but employers report substantial increases for employee health-care costs.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SCHEDULE OF INVESTMENTS

February 29, 2004
(Unaudited)

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

COMMERCIAL PAPER-26.21%(A)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-2.69%

Atlantis One Funding Corp. (Rabobank-ABS
  Program Sponsor)(b)
  (Acquired 01/27/04; Cost $40,010,217)
  1.09%                                        07/14/04   $     40,216   $    40,051,617
----------------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $200,049,491)
  1.09%                                        07/20/04        201,109       200,250,432
----------------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $20,903,810)
  1.09%                                        07/26/04         21,019        20,925,448
----------------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $76,525,309)
  1.09%                                        07/27/04         76,947        76,602,192
----------------------------------------------------------------------------------------
  (Acquired 02/18/04; Cost $149,244,000)
  1.08%                                        08/04/04        150,000       149,298,000
----------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)(b)
  (Acquired 01/26/04; Cost $99,829,556)
  1.04%                                        03/25/04        100,000        99,930,667
========================================================================================
                                                                             587,058,356
========================================================================================

ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-0.17%

Old Line Funding, LCC (Royal Bank of
  Canada-ABS Program Sponsor)
  (Acquired 01/09/04; Cost $36,882,511)(b)
  1.04%                                        03/01/04         36,938        36,938,000
========================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-5.71%

Blue Spice LLC (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)
  (Acquired 01/06/04; Cost $149,759,375)
  1.05%                                        03/01/04        150,000       150,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $149,849,792)
  1.03%                                        03/02/04        150,000       149,995,708
----------------------------------------------------------------------------------------
  (Acquired 01/09/04; Cost $99,826,667)
  1.04%                                        03/09/04        100,000        99,976,889
----------------------------------------------------------------------------------------
  (Acquired 01/09/04; Cost $99,737,500)
  1.05%                                        04/08/04        100,000        99,889,167
----------------------------------------------------------------------------------------
  (Acquired 01/15/04; Cost $49,865,833)
  1.05%                                        04/16/04         50,000        49,932,917
----------------------------------------------------------------------------------------
  (Acquired 01/22/04; Cost $207,447,182)
  1.04%                                        04/23/04        208,000       207,681,529
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Old Slip Funding Corp. (Bank of New York-ABS
  Program Sponsor)(b)
  (Acquired 12/23/03; Cost $49,950,722)
  1.10%                                        03/29/04   $     50,090   $    50,047,145
----------------------------------------------------------------------------------------
Steamboat Funding Corp. (Bank of New York-ABS
  Program Sponsor)(b)
  (Acquired 02/27/04; Cost $164,397,635)
  1.06%                                        03/02/04        164,417       164,412,159
----------------------------------------------------------------------------------------
Ticonderoga Funding LLC (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/27/04; Cost $50,128,751)
  1.03%                                        03/02/04         50,179        50,177,564
----------------------------------------------------------------------------------------
  (Acquired 01/23/04; Cost $73,323,763)
  1.04%                                        04/15/04         73,500        73,404,450
----------------------------------------------------------------------------------------
Variable Funding Capital Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/16/04; Cost $149,610,000)
  1.04%                                        04/15/04        150,000       149,805,000
========================================================================================
                                                                           1,245,322,528
========================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-6.43%

Barton Capital Corp. (Societe Generale-ABS
  Program Sponsor)(b)
  (Acquired 01/09/04; Cost $150,010,618)
  1.04%                                        03/03/04        150,245       150,236,319
----------------------------------------------------------------------------------------
  (Acquired 01/14/04; Cost $131,331,070)
  1.04%                                        04/13/04        131,667       131,503,440
----------------------------------------------------------------------------------------
Charta LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/09/04; Cost $74,867,833)
  1.04%                                        03/10/04         75,000        74,980,500
----------------------------------------------------------------------------------------
  (Acquired 01/22/04; Cost $49,877,222)
  1.04%                                        04/16/04         50,000        49,933,556
----------------------------------------------------------------------------------------
CRC Funding, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/27/04; Cost $99,871,250)
  1.03%                                        03/12/04        100,000        99,968,528
----------------------------------------------------------------------------------------
Edison Asset Securitization, LLC (GE Capital
  Corp.-ABS Program Sponsor)(b)
  (Acquired 02/27/04; Cost $24,997,750)
  1.08%                                        03/01/04         25,000        25,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/22/04; Cost $73,513,636)
  1.04%                                        04/19/04         73,701        73,596,672
----------------------------------------------------------------------------------------
  (Acquired 01/21/04; Cost $99,734,222)
  1.04%                                        04/22/04        100,000        99,849,778
----------------------------------------------------------------------------------------
  (Acquired 01/21/04; Cost $53,356,263)
  1.04%                                        04/23/04         53,500        53,418,086
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Gemini Securitization Corp. (Deutsche Bank
  A.G.-New York Branch-ABS Program
  Sponsor)(b)
  (Acquired 01/21/04; Cost $99,742,889)
  1.04%                                        04/19/04   $    100,000   $    99,858,444
----------------------------------------------------------------------------------------
Jupiter Securitization Corp. (Bank One
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/20/04; Cost $25,602,030)
  1.04%                                        03/18/04         25,645        25,632,405
----------------------------------------------------------------------------------------
  (Acquired 02/13/04; Cost $99,889,167)
  1.05%                                        03/22/04        100,000        99,938,750
----------------------------------------------------------------------------------------
  (Acquired 02/27/04; Cost $139,861,167)
  1.05%                                        04/01/04        140,000       139,873,417
----------------------------------------------------------------------------------------
  (Acquired 01/12/04; Cost $175,180,257)
  1.04%                                        04/12/04        175,642       175,428,888
----------------------------------------------------------------------------------------
Receivables Capital Co. LLC (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/16/04; Cost $64,899,575)
  1.03%                                        03/10/04         65,000        64,983,262
----------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Barclays Bank
  PLC-New York Branch-ABS Program Sponsor)
  1.16%                                        03/02/04         40,000        39,998,711
========================================================================================
                                                                           1,404,200,756
========================================================================================

ASSET-BACKED SECURITIES-STRUCTURED INVESTMENT
  VEHICLES/SECURITY ARBITRAGE-1.51%

Beta Finance Inc. (Citibank Int'l TLC-ABS
  Program Sponsor)(b)
  (Acquired 01/14/04; Cost $29,921,133)
  1.04%                                        04/16/04         30,000        29,960,133
----------------------------------------------------------------------------------------
Grampian Funding LLC (HBOS Treasury Services
  PLC-ABS Program Sponsor)(b)
  (Acquired 02/23/04; Cost $99,727,139)
  1.05%                                        05/27/04        100,000        99,747,458
----------------------------------------------------------------------------------------
  (Acquired 02/23/04; Cost $99,724,236)
  1.05%                                        05/28/04        100,000        99,744,555
----------------------------------------------------------------------------------------
  (Acquired 02/25/04; Cost $99,475,000)
  1.08%                                        08/18/04        100,000        99,490,000
========================================================================================
                                                                             328,942,146
========================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-2.27%

Eureka Securitization, Inc. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/09/04; Cost $29,948,000)
  1.04%                                        03/09/04         30,000        29,993,067
----------------------------------------------------------------------------------------
  (Acquired 01/22/04; Cost $49,877,222)
  1.04%                                        04/16/04         50,000        49,933,556
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

FCAR Owner Trust-Series II (Ford Motor Credit
  Co.-ABS Program Sponsor)
  1.06%                                        03/04/04   $    100,000   $    99,991,167
----------------------------------------------------------------------------------------
  1.04%                                        04/02/04        100,000        99,907,555
----------------------------------------------------------------------------------------
New Center Asset Trust-Series A-1 (General
  Motors Acceptance Corp.-ABS Program
  Sponsor)
  1.09%                                        03/01/04         60,000        60,000,000
----------------------------------------------------------------------------------------
  1.04%                                        03/26/04         50,000        49,963,889
----------------------------------------------------------------------------------------
  1.04%                                        04/27/04        107,000       106,823,807
========================================================================================
                                                                             496,613,041
========================================================================================

DIVERSIFIED CAPITAL MARKETS-1.51%

Citigroup Global Markets Holdings, Inc.
  1.04%                                        04/21/04        250,000       249,631,667
----------------------------------------------------------------------------------------
Citigroup Inc.
  1.04%                                        03/24/04         80,000        79,946,844
========================================================================================
                                                                             329,578,511
========================================================================================

INVESTMENT BANKING & BROKERAGE-2.52%

Bear, Stearns & Co., Inc.
  1.04%                                        03/15/04        200,000       199,919,111
----------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc., Floating Rate,
  1.13%                                        06/01/04        150,000       150,000,000
----------------------------------------------------------------------------------------
  1.13%                                        06/15/04        200,000       200,000,000
========================================================================================
                                                                             549,919,111
========================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.63%

GE Capital International Funding, Inc.-Series
  A(b)
  (Acquired 12/19/03; Cost $49,868,292)
  1.09%                                        03/15/04         50,000        49,978,806
----------------------------------------------------------------------------------------
General Electric Capital Corp.
  1.04%                                        04/05/04        125,000       124,873,611
----------------------------------------------------------------------------------------
  1.04%                                        04/06/04        100,000        99,896,000
----------------------------------------------------------------------------------------
  1.04%                                        04/14/04        100,000        99,872,889
----------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  1.04%                                        04/21/04        100,000        99,852,667
----------------------------------------------------------------------------------------
  1.04%                                        04/23/04        100,000        99,846,889
========================================================================================
                                                                             574,320,862
========================================================================================

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

RAILROADS-0.23%

Network Rail CP Finance PLC (United
  Kingdom)(b)
  (Acquired 10/22/03; Cost $49,696,806)
  1.18%                                        04/26/04   $     50,000   $    49,908,222
========================================================================================

REGIONAL BANKS-0.54%

Banque et Caisse d'Epargne de l'Etat
  (Luxembourg)
  1.18%                                        06/07/04         30,000        29,903,633
----------------------------------------------------------------------------------------
Stadshypotek Delaware, Inc. (Sweden)(b)
  (Acquired 12/11/03; Cost $40,353,840)
  1.12%                                        04/05/04         40,500        40,455,900
----------------------------------------------------------------------------------------
  (Acquired 11/07/03; Cost $47,710,400)
  1.20%                                        05/06/04         48,000        47,894,400
========================================================================================
                                                                             118,253,933
========================================================================================
      Total Commercial Paper (Cost
         $5,721,055,466)                                                   5,721,055,466
========================================================================================

CERTIFICATES OF DEPOSIT-13.84%

ABN AMRO Bank N.V. (Netherlands)
  1.12%                                        06/30/04        100,000       100,000,000
----------------------------------------------------------------------------------------
  1.35%                                        08/12/04         90,000        90,000,000
----------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  1.04%                                        04/13/04        100,000       100,000,000
----------------------------------------------------------------------------------------
  1.04%                                        04/14/04        100,000       100,000,000
----------------------------------------------------------------------------------------
  1.27%                                        07/22/04         98,000        98,000,000
----------------------------------------------------------------------------------------
BNP Paribas (France)
  1.39%                                        08/05/04        230,000       230,076,326
----------------------------------------------------------------------------------------
Credit Agricole Indosuez (France)
  1.12%                                        06/29/04        100,000       100,000,000
----------------------------------------------------------------------------------------
Danske Bank A/S (Denmark)
  1.10%(c)                                     12/23/04        100,000        99,975,497
----------------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  1.12%                                        07/06/04        100,000       100,000,000
----------------------------------------------------------------------------------------
  1.68%                                        01/04/05         50,000        50,000,000
----------------------------------------------------------------------------------------
Deutsche Bank-New York Branch (Germany)
  1.46%                                        03/09/05        100,000       100,000,000
----------------------------------------------------------------------------------------
Dexia Bank-New York Branch (Belgium)
  1.03%(d)                                     06/09/04        200,000       199,988,983
----------------------------------------------------------------------------------------
Fortis Bank S.A./N.V. (Belgium)
  1.28%                                        07/26/04        100,000       100,000,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

HBOS Treasury Services PLC (United Kingdom)
  1.05%                                        04/20/04   $    160,000   $   160,000,000
----------------------------------------------------------------------------------------
  1.06%                                        05/25/04        135,000       135,000,000
----------------------------------------------------------------------------------------
  1.15%                                        06/29/04         23,000        23,000,000
----------------------------------------------------------------------------------------
  1.15%                                        06/30/04        150,000       150,000,000
----------------------------------------------------------------------------------------
National Australia Bank Ltd. (Australia)
  1.26%                                        07/30/04        100,000       100,000,000
----------------------------------------------------------------------------------------
  1.29%                                        08/31/04        130,000       130,000,000
----------------------------------------------------------------------------------------
Northern Rock PLC (United Kingdom)
  1.04%                                        05/26/04         60,000        60,000,000
----------------------------------------------------------------------------------------
  1.10%                                        08/24/04         50,000        50,000,000
----------------------------------------------------------------------------------------
Royal Bank of Canada (Canada)
  1.44%                                        11/17/04        100,000        99,992,863
----------------------------------------------------------------------------------------
Societe Generale (France)
  1.04%(e)                                     10/01/04        200,000       199,958,662
----------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  1.23%                                        03/17/04         70,000        69,999,693
----------------------------------------------------------------------------------------
  1.27%                                        07/26/04        100,000       100,000,000
----------------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Italy)
  1.11%                                        03/12/04        100,000       100,000,302
----------------------------------------------------------------------------------------
  1.07%                                        04/13/04        175,000       175,000,000
========================================================================================
      Total Certificates of Deposit (Cost
         $3,020,992,326)                                                   3,020,992,326
========================================================================================

TIME DEPOSITS-10.07%

Credit Suisse First Boston LLC-Cayman
  (Switzerland)
  1.05%                                        03/01/04        800,000       800,000,000
----------------------------------------------------------------------------------------
U.S. Bank N.A.-Cayman
  1.04%                                        03/01/04      1,000,000     1,000,000,000
----------------------------------------------------------------------------------------
UBS A.G.-Cayman (Switzerland)
  1.05%                                        03/01/04        397,550       397,549,551
========================================================================================
      Total Time Deposits (Cost
         $2,197,549,551)                                                   2,197,549,551
========================================================================================

ASSET-BACKED SECURITIES-9.06%

CONSUMER RECEIVABLES-1.36%

Daimler Chrysler Auto Trust-Series 2004-A,
  Class A-1 Notes,
  (Acquired 02/24/04; Cost $115,000,000)
  1.07%(b)                                     03/08/05        115,000       115,000,000
----------------------------------------------------------------------------------------
GS Auto Loan Trust-Series 2004-1, Class A-1
  Notes,
  1.11%                                        02/15/05         48,000        48,000,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
CONSUMER RECEIVABLES-(CONTINUED)

USAA Auto Owner Trust-Series 2004-1, Class
  A-1 Notes,
  1.08%                                        03/15/05   $    134,000   $   134,000,000
========================================================================================
                                                                             297,000,000
========================================================================================

STRUCTURED-3.79%

Granite Mortgages PLC (United Kingdom)-Series
  2004-1, Class 1A-1, Floating Rate Bonds
  1.05%(e)                                     12/20/04        195,000       195,000,000
----------------------------------------------------------------------------------------
Holmes Financing (No. 7) PLC (United
  Kingdom)-Series 1, Class A, Floating Rate
  Bonds
  1.05%(e)                                     04/15/04         50,000        50,000,000
----------------------------------------------------------------------------------------
IKON Receivables Funding LLC-Lease-Backed
  Notes, Series 2003-1, Class A-1
  1.31%                                        05/17/04          7,942         7,941,529
----------------------------------------------------------------------------------------
Paragon Mortgages PLC (United Kingdom)-Series
  6A, Class A-1, Floating Rate Bonds
  (Acquired 10/06/03; Cost $120,546,765)
  1.11%(b)(e)                                  09/15/04        120,547       120,546,765
----------------------------------------------------------------------------------------
Permanent Financing (No. 2) PLC (United
  Kingdom)-Series 1, Class A, Floating Rate
  Bonds (Halifax PLC-ABS Program Sponsor)
  1.06%(e)                                     03/10/04        105,000       105,000,000
----------------------------------------------------------------------------------------
Permanent Financing (No. 3) PLC (United
  Kingdom)-Series 1, Class A, Floating Rate
  Bonds (Halifax PLC-ABS Program Sponsor)
  1.06%(e)                                     12/10/04        150,000       150,000,000
----------------------------------------------------------------------------------------
Residential Mortgage Securities (United
  Kingdom)
  Series 14A, Class A-1, Floating Rate Bonds
  (Acquired 03/17/03; Cost $40,621,902)
  1.13%(b)(e)                                  03/10/04         40,622        40,621,902
----------------------------------------------------------------------------------------
  Series 16A, Class A-1, Floating Rate Bonds
  (Acquired 09/16/03; Cost $23,392,512)
  1.12%(b)(e)                                  09/11/04         23,393        23,392,512
----------------------------------------------------------------------------------------
  Series 17A, Class A-1, Floating Rate Bonds
  (Acquired 02/10/04; Cost $134,000,000)
  1.10%(b)(e)                                  02/14/05        134,000       134,000,000
========================================================================================
                                                                             826,502,708
========================================================================================

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

STRUCTURED INVESTMENT VEHICLES/SECURITY
  ARBITRAGE-3.91%

Beta Finance Inc., Floating Rate MTN
  (Citibank International PLC-ABS Program
  Sponsor)
  (Acquired 05/19/03; Cost $89,111,606)
  1.23%(b)(d)                                  04/30/04   $     89,000   $    89,019,466
----------------------------------------------------------------------------------------
  (Acquired 05/08/03; Cost $50,000,000)
  1.06%(b)(d)                                  05/17/04         50,000        50,000,000
----------------------------------------------------------------------------------------
  (Acquired 06/09/03; Cost $99,990,000)
  1.06%(b)(d)                                  06/16/04        100,000        99,997,076
----------------------------------------------------------------------------------------
  (Acquired 10/02/03; Cost $149,970,000)
  1.04%(b)(e)                                  10/15/04        150,000       149,981,613
----------------------------------------------------------------------------------------
  (Acquired 10/06/03; Cost $199,960,000)
  1.04%(b)(e)                                  10/18/04        200,000       199,974,959
----------------------------------------------------------------------------------------
  (Acquired 10/06/03; Cost $164,967,000)
  1.04%(b)(e)                                  10/19/04        165,000       164,979,196
----------------------------------------------------------------------------------------
  (Acquired 10/06/03; Cost $99,980,000)
  1.04%(b)(e)                                  10/20/04        100,000        99,987,268
========================================================================================
                                                                             853,939,578
========================================================================================
      Total Asset-Backed Securities (Cost
         $1,977,442,286)                                                   1,977,442,286
========================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-5.69%

FEDERAL HOME LOAN BANK (FHLB)-3.39%

Unsec. Bonds,
  1.12%                                        07/12/04        235,000       235,000,000
----------------------------------------------------------------------------------------
  1.22%                                        08/04/04        100,000        99,993,010
----------------------------------------------------------------------------------------
  1.35%                                        11/09/04        180,000       180,000,000
----------------------------------------------------------------------------------------
  1.20%                                        02/28/05         75,000        74,930,000
----------------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,
  1.08%(c)                                     01/05/05        150,000       149,993,609
========================================================================================
                                                                             739,916,619
========================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.84%

Disc. Notes,
  1.09%(a)                                     04/01/04        167,588       167,430,201
----------------------------------------------------------------------------------------
Unsec. Global Notes,
  5.63%                                        05/14/04         50,000        50,428,498
----------------------------------------------------------------------------------------
  6.50%                                        08/15/04         47,061        48,161,810
----------------------------------------------------------------------------------------
Unsec. Notes,
  1.35%                                        10/22/04        135,000       135,000,000
========================================================================================
                                                                             401,020,509
========================================================================================

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

STUDENT LOAN MARKETING ASSOCIATION-0.46%

Global Notes,
  5.00%                                        06/30/04   $    100,000   $   101,315,397
========================================================================================
      Total U.S. Government Agency Securities
         (Cost $1,242,252,525)                                             1,242,252,525
========================================================================================

PROMISSORY NOTES-5.43%

Goldman Sachs Group, Inc. (The)
  (Acquired 08/04/03; Cost $250,000,000)
  1.26%(b)(f)                                  03/01/04        250,000       250,000,000
----------------------------------------------------------------------------------------
  (Acquired 10/07/03; Cost $200,000,000)
  1.13%(b)(e)(f)                               03/08/04        200,000       200,000,000
----------------------------------------------------------------------------------------
  (Acquired 10/07/03; Cost $200,000,000)
  1.16%(b)(c)(f)                               03/08/04        200,000       200,000,000
----------------------------------------------------------------------------------------
  (Acquired 07/25/03; Cost $120,000,000)
  1.23%(b)(d)(f)                               06/21/04        120,000       120,000,000
----------------------------------------------------------------------------------------
  (Acquired 12/30/03; Cost $165,000,000)
  1.24%(b)(f)                                  06/28/04        165,000       165,000,000
----------------------------------------------------------------------------------------
  (Acquired 12/16/03; Cost $250,000,000)
  1.25%(b)(f)                                  07/13/04        250,000       250,000,000
========================================================================================
      Total Promissory Notes (Cost
         $1,185,000,000)                                                   1,185,000,000
========================================================================================

VARIABLE RATE DEMAND NOTES-5.04%(G)

CORPORATE GUARANTEED-0.00%

Mississippi (State of) Business Finance Corp.
  (General Electric Plastics Project);
  Taxable Series 1998 IDR
  (Acquired 12/23/03; Cost $1,000)
  1.08%(b)(e)(h)                               02/01/23              1             1,000
========================================================================================

INSURED-2.06%(I)

Alaska (State of) Housing Finance Corp.;
  Taxable Home Mortgage Series 2002 B RB
  0.95%(j)                                     12/01/36          8,100         8,100,000
----------------------------------------------------------------------------------------
Berks (County of) Pennsylvania Industrial
  Development Authority (Lutheran Services);
  Health Care Series 1998 A IDR
  1.16%(j)(k)                                  01/01/28          1,804         1,804,000
----------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Housing Mortgage Finance
  Program); Taxable Series 1998 F-2 RB
  1.09%(j)                                     11/15/16         14,639        14,639,386
----------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Housing Mortgage Finance
  Program); Taxable Series 2002 A-5 RB
  1.10%(j)                                     05/15/33         18,007        18,007,460
----------------------------------------------------------------------------------------
Fairview (City of), Minnesota Hospital &
  Healthcare Services; ACES Series 1994 A RB
  1.10%(j)(k)                                  11/01/15          4,200         4,200,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Florida (State of) Baptist Health System of
  South Florida; Taxable Series 1995 RB
  Series A, 1.09%(j)                           05/15/17   $        200   $       200,000
----------------------------------------------------------------------------------------
  Series B, 1.09%(j)                           05/15/25          1,064         1,063,522
----------------------------------------------------------------------------------------
Florida (State of) Housing Finance Agency;
  Taxable Series 1993 A RB
  1.04%(j)                                     01/01/34         31,000        31,000,000
----------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.
  (Affordable Housing); Taxable Series 2002 A
  RB
  1.06%(j)                                     01/01/47         39,020        39,020,000
----------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.;
  Taxable Series 2000 A RB
  1.04%(j)                                     01/01/45         58,740        58,740,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Student Loan RB
  Taxable Series 1998 B,
  1.08%(j)                                     09/01/32         14,370        14,370,000
----------------------------------------------------------------------------------------
  Taxable Series 1999 B-I RB,
  1.08%(j)                                     09/01/34         10,700        10,700,000
----------------------------------------------------------------------------------------
  Taxable Series 1999 B-II RB,
  1.08%(j)                                     09/01/34          2,000         2,000,000
----------------------------------------------------------------------------------------
  Taxable Series 1999 B-III RB,
  1.08%(j)                                     09/01/34          4,650         4,650,000
----------------------------------------------------------------------------------------
Loanstar Asset Partners II; Student Loan
  RB(b)
  (Acquired 11/14/02; Cost $25,000,000)
  Series 2001 Tranche 1,
  1.08%(j)                                     09/01/36         25,000        25,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $60,000,000)
  Series 2002 Tranche 1,
  1.08%(j)                                     08/01/37         60,000        60,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $40,000,000)
  Series 2002 Tranche 2,
  1.08%(j)                                     08/01/37         40,000        40,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $50,000,000)
  Series 2002 Tranche 3,
  1.08%(j)                                     08/01/37         50,000        50,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $50,000,000)
  Series 2002 Tranche 4,
  1.08%(j)                                     08/01/37         50,000        50,000,000
----------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority; Taxable Series 2000 C RB
  1.09%(j)                                     12/01/20          4,558         4,558,000
----------------------------------------------------------------------------------------
Montgomery (City of), Alabama BMC Special
  Care Facilities Financing Authority
  (Baptist Health); Taxable Series 1998 C RB
  1.11%(j)                                     11/15/29          6,999         6,999,451
----------------------------------------------------------------------------------------
New Orleans (City of), Louisiana; Taxable
  Pension Series 2000 RB
  1.09%(j)                                     09/01/30          4,200         4,200,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Omaha (City of), Nebraska (Riverfront
  Development); Taxable Special Obligation
  Series 2002 B RB
  1.19%(j)                                     02/01/26   $        235   $       235,000
========================================================================================
                                                                             449,486,819
========================================================================================

LETTER OF CREDIT GUARANTEED-2.98%(L)

Advocare of South Carolina; Series 1997 Bonds
  (LOC-Wachovia Bank N.A.)
  (Acquired 03/28/02; Cost $9,800,000)
  1.09%(b)(j)                                  06/01/17          9,800         9,800,000
----------------------------------------------------------------------------------------
AtlantiCare Health Services; Series 2003
  Floating Rate Notes (LOC-Wachovia Bank
  N.A.)
  1.10%(j)                                     10/01/33         17,355        17,355,000
----------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Wachovia Bank N.A.)
  1.11%(j)                                     02/01/15         48,085        48,085,000
----------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project); Series 1999 B RB
  (LOC-Wachovia Bank N.A.)
  1.10%(j)                                     01/01/29          1,100         1,100,000
----------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank N.A.)
  (Acquired 07/31/03; Cost $4,030,000)
  1.11%(b)(j)                                  07/01/08          4,030         4,030,000
----------------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Series 1997 A RB (LOC-Michigan
  National Bank)
  1.07%(d)                                     02/15/27         10,099        10,099,000
----------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project); Taxable Series 2001 I RB
  (LOC-Wachovia Bank N.A.)
  1.11%(j)                                     12/01/36         39,920        39,920,000
----------------------------------------------------------------------------------------
Brooks (County of), Georgia Development
  Authority (Langboard Inc. Project); Taxable
  Series 2003 IDR (LOC-Bank of America N.A.)
  1.09%(j)                                     04/01/18          9,999         9,999,000
----------------------------------------------------------------------------------------
Brosis Finance, LLC; Series 1999 Bonds
  (LOC-Wachovia Bank N.A.)
  1.09%(j)                                     09/01/19         17,900        17,900,000
----------------------------------------------------------------------------------------
Capital One Funding Corp., Floating Rate
  Notes (LOC-Bank One N.A.)
  1.11%(j)                                     12/02/19         12,861        12,861,000
----------------------------------------------------------------------------------------
  (Acquired 07/31/03; Cost $4,030,000)
  1.11%(b)(j)                                  07/01/20          8,643         8,643,000
----------------------------------------------------------------------------------------
  1.11%(j)                                     09/01/20          1,271         1,271,178
----------------------------------------------------------------------------------------
  1.11%(j)                                     05/01/26          7,300         7,300,000
----------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002 Bonds
  (LOC-Wachovia Bank N.A.)
  (Acquired 07/31/03; Cost $18,500,000)
  1.09%(b)(j)                                  09/01/34         18,500        18,500,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Chatham Capital Corp.; Series 2000 Floating
  Rate Notes (LOC-Bank One N.A.)
  1.11%(j)                                     07/01/20   $     14,449   $    14,449,000
----------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank N.A.)
  (Acquired 05/31/02; Cost $435,000)
  1.11%(b)(j)                                  08/31/16            435           435,000
----------------------------------------------------------------------------------------
Fayette (County of), Ohio (Fayette County
  Memorial Hospital); Series 2003 RB
  (LOC-National City Bank)
  1.12%(j)                                     08/01/23            300           300,000
----------------------------------------------------------------------------------------
Folk Financial Services Inc.-Series A,
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  1.12%(j)                                     10/15/27          5,125         5,125,000
----------------------------------------------------------------------------------------
Garlands of Barrington; Floating Rate Notes
  (LOC-Bank One N.A.)
  1.11%(j)                                     04/01/32         11,100        11,100,000
----------------------------------------------------------------------------------------
Gulf States Paper Corp.; Series 1998 Unsec.
  Floating Rate Bonds (LOC-Wachovia Bank
  N.A.)
  1.07%(j)                                     11/01/18         25,000        25,000,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1997 RB (LOC-Bank One Chicago N.A.)
  1.08%(j)                                     09/01/31          7,800         7,800,000
----------------------------------------------------------------------------------------
JCR Harbour Pointe LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.10%(j)                                     02/01/09          2,300         2,300,000
----------------------------------------------------------------------------------------
JPV Capital LLC; Floating Rate Notes
  (LOC-Standard Federal)
  1.16%(j)                                     12/01/39          2,000         2,000,000
----------------------------------------------------------------------------------------
JRC Hampton Bay LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.10%(j)                                     02/01/09          5,815         5,815,000
----------------------------------------------------------------------------------------
Kamps Capital LLC; Floating Rate Notes
  (LOC-Federal Home Loan Bank)
  1.04%(j)                                     09/01/33          7,638         7,638,388
----------------------------------------------------------------------------------------
Lehigh (County of), Pennsylvania (Bouras
  Industries); Taxable Series 2002 C RB
  (LOC-Wachovia Bank N.A.)
  1.14%(j)                                     11/01/13          2,244         2,244,000
----------------------------------------------------------------------------------------
Liberty (County of), Georgia Industrial
  Development Authority (Hugo Boss Inc.
  Project); Taxable Series 2002 RB
  (LOC-Wachovia Bank N.A.)
  1.16%(j)                                     01/01/18          4,960         4,960,000
----------------------------------------------------------------------------------------
LP Pinewood SPV; Notes (LOC-Wachovia Bank
  N.A.)
  1.09%(j)                                     02/01/18         55,200        55,200,000
----------------------------------------------------------------------------------------
Macatawa Capital; Floating Rate Notes
  (LOC-Fifth Third Bank)
  1.09%(j)                                     12/01/53          4,660         4,660,000
----------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture Development
  Corp.); Series 2001 RB (LOC-Bank One
  Milwaukee N.A.; Firstar Bank N.A.; M&I
  Marshall & Ilsley; Northern Trust Co.)
  1.11%(j)                                     06/01/36         31,623        31,623,256
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); Series 2002 IDR
  (LOC-Wachovia Bank N.A.)
  1.09%(j)                                     05/01/17   $     40,000   $    40,000,000
----------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Bethesda Health
  Group); Series 2001 B RB (LOC-U.S. Bank
  N.A.)
  1.07%(d)                                     08/01/31         17,905        17,905,000
----------------------------------------------------------------------------------------
New York (State of) Anti-Defamation League
  Foundation; Taxable Series 2004 A RB
  (LOC-Bank of New York)
  1.07%(j)                                     01/01/34          6,000         6,000,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Taxable Service Contract Series 2003 F RB
  (LOC-State Street Bank & Trust Co.)
  1.07%(j)                                     09/15/07              1             1,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Taxable Service Contract Series 2003 H RB
  (LOC-Dexia Credit Local)
  1.08%(j)                                     09/15/08         12,108        12,107,524
----------------------------------------------------------------------------------------
North Carolina (State of) Roman Catholic
  Diocese of Charlotte; Series 2002 Floating
  Rate Bonds (LOC-Wachovia Bank N.A.)
  1.09%(j)                                     05/01/14         13,697        13,697,000
----------------------------------------------------------------------------------------
Port Blakely (Communities of), Washington;
  Taxable Series 2001 C RB (LOC-Bank of
  America N.A.)
  1.10%(j)                                     02/15/21              1             1,000
----------------------------------------------------------------------------------------
R.G. Ray Corp.; Floating Rate Bonds
  (LOC-LaSalle Bank N.A.)
  1.19%(j)                                     01/01/15          3,409         3,409,000
----------------------------------------------------------------------------------------
Richmond (City of), Virginia Redevelopment &
  Housing Authority (Old Manchester); Series
  1995 B RB (LOC-Wachovia Bank N.A.)
  1.15%(e)                                     12/01/25            590           590,000
----------------------------------------------------------------------------------------
Rockwood Quarry LLC; Floating Rate Notes
  (LOC-Fifth Third Bank)
  1.07%(j)                                     12/01/22          4,999         4,999,000
----------------------------------------------------------------------------------------
S&L Capital LLC; Floating Rate Notes
  (LOC-Comerica Bank)
  1.14%(e)                                     11/04/42            774           774,000
----------------------------------------------------------------------------------------
San Jose (City of), California Redevelopment
  Agency (Merged Area); Taxable Series 2002 G
  RB (LOC-Bank of New York)
  1.10%(j)                                     08/01/29            976           975,657
----------------------------------------------------------------------------------------
Sebastian Commons L.P.; Floating Rate Notes
  (LOC-Bank of America N.A.)
  1.12%(j)                                     09/01/28          3,974         3,974,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Shepherd Capital LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.09%(j)                                     11/01/52   $      9,870   $     9,870,000
----------------------------------------------------------------------------------------
  1.09%(j)                                     05/01/53         15,000        15,000,000
----------------------------------------------------------------------------------------
  (LOC-Standard Federal Bank)
  1.09%(j)                                     08/01/53         11,000        11,000,000
----------------------------------------------------------------------------------------
  (LOC-Federal Home Loan Bank)
  1.04%(j)                                     10/01/53          4,366         4,365,847
----------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Anderson College); Taxable
  Series 1998 C RB (LOC-Wachovia Bank N.A.)
  1.16%(j)                                     10/01/23          2,880         2,879,670
----------------------------------------------------------------------------------------
Southeastern Retirement Association, Inc.;
  Series 1999 Floating Rate Bonds
  (LOC-Wachovia Bank N.A.)
  (Acquired 05/16/02; Cost $60,000)
  1.11%(b)(j)                                  08/01/19             60            60,000
----------------------------------------------------------------------------------------
TP Racing L.L.L.P.; Floating Rate Series 2000
  Notes (LOC-Bank One Trust Co. N.A.)
  1.11%(j)                                     06/01/30         28,780        28,780,000
----------------------------------------------------------------------------------------
Union (County of), Arkansas (Del-Tin Fiber
  LLC Project); Taxable Series 1998 IDR
  (LOC-Bank One Chicago N.A.)
  1.11%(j)                                     10/01/27         22,400        22,400,000
----------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Taxable Series 2001 RB
  (LOC-Wachovia Bank N.A.)
  1.11%(j)                                     07/01/26         47,645        47,645,000
----------------------------------------------------------------------------------------
Wake Forest University; Floating Rate Series
  1997 Bonds (LOC-Wachovia Bank N.A.)
  1.09%(j)                                     07/01/17          6,900         6,900,000
----------------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital; Taxable
  Series 2003 RB (LOC-Bank One N.A.)
  1.10%(j)                                     11/01/23          8,800         8,800,000
========================================================================================
                                                                             649,646,520
========================================================================================
      Total Variable Rate Demand Notes (Cost
         $1,099,134,339)                                                   1,099,134,339
========================================================================================

MEDIUM-TERM NOTES-4.13%

Allstate Life Global Funding II, Floating
  Rate MTN
  (Acquired 11/18/03; Cost $130,000,000)
  1.09%(b)(e)                                  12/15/04        130,000       130,000,000
----------------------------------------------------------------------------------------
Associates Corp. of North America, Sr. Global
  MTN
  5.80%                                        04/20/04         49,000        49,311,014
----------------------------------------------------------------------------------------
General Electric Capital Corp., Floating Rate
  MTN
  1.18%(e)                                     09/08/04        332,900       332,900,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
MEDIUM-TERM NOTES-(CONTINUED)

MetLife Global Funding
  Floating Rate Global MTN (Acquired
  08/20/03; Cost $90,000,000)
  1.11%(b)(e)                                  09/15/04   $     90,000   $    90,000,000
----------------------------------------------------------------------------------------
  Floating Rate MTN (Acquired 04/03/03; Cost
  $99,300,000)
  1.11%(b)(e)                                  09/27/04         99,300        99,300,000
----------------------------------------------------------------------------------------
National Australia Bank Ltd. (Australia)
  Floating Rate Euro MTN
  1.15%(c)                                     03/12/04         50,000        50,000,478
----------------------------------------------------------------------------------------
  Unsub. Floating Rate Euro MTN
  1.15%(c)                                     05/02/04         50,000        50,003,435
----------------------------------------------------------------------------------------
Royal Bank of Canada (Canada), Yankee
  Floating Rate MTN
  1.08%(e)                                     11/10/04        100,000       100,000,000
========================================================================================
      Total Medium-Term Notes (Cost
         $901,514,927)                                                       901,514,927
========================================================================================

FUNDING AGREEMENTS-2.20%

New York Life Insurance Co.
  (Acquired 04/03/03; Cost $265,000,000)
  1.18%(b)(e)(f)                               04/07/04        265,000       265,000,000
----------------------------------------------------------------------------------------
Travelers Insurance Co.
  (Acquired 11/25/03; Cost $115,000,000)
  1.22%(b)(c)(f)                               11/24/04        115,000       115,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/27/03; Cost $100,000,000)
  1.22%(b)(c)(f)                               08/27/04        100,000       100,000,000
========================================================================================
      Total Funding Agreements (Cost
         $480,000,000)                                                       480,000,000
========================================================================================

BANK NOTES-2.08%

BNP Paribas Securities Corp.-New York Branch
  (France), Floating Rate Notes,
  1.04%(d)                                     06/07/04        200,000       199,989,143
----------------------------------------------------------------------------------------
National City Bank of Indiana, Floating Rate
  Notes,
  1.04%(d)                                     06/14/04        100,000        99,994,251
----------------------------------------------------------------------------------------
National City Bank, Floating Rate Notes,
  1.27%(c)                                     06/29/04         30,000        30,012,866
----------------------------------------------------------------------------------------
Wachovia Bank, N.A., Floating Rate Notes,
  1.34%(c)                                     06/24/04         25,000        25,017,423
----------------------------------------------------------------------------------------
Wells Fargo Bank, N.A., Floating Rate Notes,
  1.04%(d)                                     05/10/04        100,000       100,000,000
========================================================================================
      Total Bank Notes (Cost $455,013,683)                                   455,013,683
========================================================================================

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS-1.92%(M)

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 02/24/04; Cost $400,000,000)
  1.20%(b)(n)                                  03/25/04   $    400,000   $   400,000,000
----------------------------------------------------------------------------------------
  (Acquired 02/23/04; Cost $18,000,000)
  1.20%(b)(n)                                  08/23/04         18,000        18,000,000
========================================================================================
      Total Master Note Agreements (Cost
      $418,000,000)                                                          418,000,000
========================================================================================

PUTTABLE RESET NOTES-1.28%

Merck & Co., Inc.; PURS Notes
  (Acquired 02/23/04; Cost $103,170,600)
  4.48%(b)                                     02/22/05        100,000       103,109,794
----------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  5.20%                                        06/01/04        175,000       176,858,847
========================================================================================
      Total Puttable Reset Notes (Cost
         $279,968,641)                                                       279,968,641
========================================================================================
      Total Investments (excluding Repurchase
         Agreements) (Cost $18,977,923,744)                               18,977,923,744
========================================================================================

REPURCHASE AGREEMENTS-14.14%

Banc One Capital Markets Group
  1.06%(o)                                     03/01/04          6,000         6,000,000
----------------------------------------------------------------------------------------
Bank of America Securities LLC
  1.05%(p)                                     03/01/04        108,000       108,000,000
----------------------------------------------------------------------------------------
  1.06%(q)                                     03/01/04         93,000        93,000,000
----------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.01%(r)                                     03/01/04        207,138       207,138,103
----------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.06%(s)                                     03/01/04         30,000        30,000,000
----------------------------------------------------------------------------------------
  1.12%(t)                                     03/01/04        250,000       250,000,000
----------------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.16%(u)                                     07/09/04        300,000       300,000,000
----------------------------------------------------------------------------------------
J.P. Morgan Securities Inc.
  1.06%(v)                                     03/01/04         15,694        15,693,749
----------------------------------------------------------------------------------------
  1.06%(w)                                     03/01/04        110,000       110,000,000
----------------------------------------------------------------------------------------
Lehman Brothers Inc.
  1.00%(x)                                     03/01/04        200,000       200,000,000
----------------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.06%(y)                                     03/01/04        173,000       173,000,000
----------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.05%(z)                                     03/01/04        372,309       372,308,890
----------------------------------------------------------------------------------------
  1.05%(aa)                                    03/01/04         70,000        70,000,000
----------------------------------------------------------------------------------------
  1.06%(ab)                                    05/18/04        250,000       250,000,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Wachovia Securities, Inc.
  1.06%(ac)                                    03/01/04   $    243,000   $   243,000,000
----------------------------------------------------------------------------------------
  1.08%(ad)                                    03/01/04        500,000       500,000,000
----------------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.06%(ae)                                    03/01/04        158,000       158,000,000
========================================================================================
      Total Repurchase Agreements (Cost
         $3,086,140,742)                                                   3,086,140,742
________________________________________________________________________________________
========================================================================================
TOTAL INVESTMENTS-101.09% (Cost
  $22,064,064,486)(af)                                                    22,064,064,486
________________________________________________________________________________________
========================================================================================
OTHER ASSETS LESS LIABILITIES-(1.09%)                                       (237,832,669)
________________________________________________________________________________________
========================================================================================
NET ASSETS-100.00%                                                       $21,826,231,817
________________________________________________________________________________________
========================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
ACES    - Automatically Convertible Extendable Security
Disc.   - Discounted
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
PCR     - Pollution Control Revenue Bonds
PURS    - Puttable Reset Securities
RB      - Revenue Bonds
Sr.     - Senior
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 02/29/04 was $7,890,006,577, which represented 36.15% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on 02/29/04.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on 02/29/04.
(e) Interest rate is redetermined monthly. Rate shown is the rate in effect on 02/29/04.
(f) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 02/29/04 was $1,665,000,000 which represented 7.63% of the Fund's net assets.
(g) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(h)  Principal and interest payments are guaranteed by the corporate guarantor.
(i) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(j) Interest rate is redetermined weekly. Rate shown is the rate in effect on 02/29/04.
(k)  Interest on these securities is taxable income to the Fund.
(l) Principal and interest payments are guaranteed by the letter of credit agreement.
(m) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates
(n) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business days notice. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 1/31/04.
(o) Joint repurchase agreement entered into 02/27/04 with a maturing value of $150,013,250. Collateralized by $147,930,000 U.S. Government obligations, 0% to 7.99% due 03/05/04 to 01/30/09 with an aggregate market value at 02/29/04 of $153,002,843.

(p) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $256,178,000 U.S. Government obligations, 0% due 05/25/04 to 08/25/04 with an aggregate market value at 02/29/04 of $255,000,086.
(q) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $279,051,721 U.S. Government obligations, 5.50% due 06/01/33 to 01/01/34 with an aggregate market value at 02/29/04 of $255,000,001.
(r) Joint repurchase agreement entered into 02/27/04 with a maturing value of $700,058,917. Collateralized by $703,261,000 U.S. Treasury obligations, 1.87% to 6.00% due 08/15/04 to 02/15/31 with an aggregate market value at 02/29/04 of $714,000,583.
(s) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $248,222,000 U.S. Government obligations, 0% to 5.25% due 03/10/04 to 03/22/07 with an aggregate market value at 02/29/04 of $255,000,595.
(t) Repurchase agreement entered into 02/27/04 with a maturing value of $250,023,333. Collateralized by $256,119,117 corporate obligations, 0% to 7.50% due 03/15/05 to 03/20/44 with a market value at 02/29/04 of
     $262,500,001.
(u) Term repurchase agreement entered into 06/10/03; however either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $307,316,000 U.S. Treasury obligations, 0% due 07/22/04 to 08/12/04 with an aggregate market value at 02/29/04 of $306,002,995.
(v) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $245,325,127 U.S. Government obligations, 4.50% to 7.00% due 05/01/18 to 02/01/34 with an aggregate market value at 02/29/04 of $255,000,589.
(w) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $358,537,000 U.S. Government obligations, 0% to 9.38% due 01/15/06 to 04/15/30 with an aggregate market value at 02/29/04 of $255,001,416.
(x) Repurchase agreement entered into 02/27/04 with a maturing value of $200,016,667. Collateralized by $392,824,433 U.S. Treasury obligations, 0% to 11.25% due 02/15/10 to 02/15/26 with a market value at 02/29/04 of
     $204,001,000.
(y) Joint repurchase agreement entered into 02/27/04 with a maturing value of $400,035,333. Collateralized by $453,321,009 U.S. Government & U.S. Treasury obligations, 0% to 7.50% due 08/15/06 to 01/01/34 with an aggregate market value at 02/29/04 of $408,000,114.
(z) Joint repurchase agreement entered into 02/27/04 with a maturing value of $750,065,625. Collateralized by $768,989,000 U.S. Government obligations, 0% due 04/16/04 to 03/10/06 with an aggregate market value at 02/29/04 of $765,004,871.
(aa) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $246,873,682 U.S. Government obligations, 4.00% to 8.75% due 08/01/08 to 03/01/34 with an aggregate market value at 02/29/04 of $255,001,069.
(ab) Term repurchase agreement entered into 11/29/04; however either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $245,589,512 U.S. Treasury obligations, 4.50% to 9.00% due 10/01/08 to 02/01/34 with an aggregate market value at 02/29/04 of $255,000,388.
(ac) Joint repurchase agreement entered into 02/27/04 with a maturing value of $400,035,333. Collateralized by $417,224,604 U.S. Government & U.S. Treasury obligations, 0% to 10.35% due 03/31/04 to 03/01/34 with an aggregate market value at 02/29/04 of $408,001,642.
(ad) Joint repurchase agreement entered into 02/27/04 with a maturing value of $500,045,000. Collateralized by $497,700,240 U.S. Government obligations, 0% to 6.14% due 11/01/08 to 03/01/34 with an aggregate market value at 02/29/04 of $510,000,001.
(ae) Joint repurchase agreement entered into 02/27/04 with a maturing value of $300,026,500. Collateralized by $288,919,000 U.S. Government obligations, 4.80% to 6.50% due 05/14/04 to 09/02/10 with an aggregate market value at 02/29/04 of $306,000,280.
(af) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

February 29, 2004
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $18,977,923,744
-----------------------------------------------------------------------------
Repurchase agreements (amortized cost)                          3,086,140,742
=============================================================================
    Total investments (amortized cost)                         22,064,064,486
=============================================================================
Receivables for:
  Interest                                                         31,038,411
-----------------------------------------------------------------------------
  Amount due from advisor                                             228,056
-----------------------------------------------------------------------------
Investment for deferred compensation and retirement plans             797,772
-----------------------------------------------------------------------------
Other assets                                                           93,619
=============================================================================
    Total assets                                               22,096,222,344
_____________________________________________________________________________
=============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                           249,000,000
-----------------------------------------------------------------------------
  Dividends                                                        17,391,663
-----------------------------------------------------------------------------
  Deferred compensation and retirement plans                        1,533,987
-----------------------------------------------------------------------------
Accrued distribution fees                                             743,198
-----------------------------------------------------------------------------
Accrued trustees' fees                                                 31,917
-----------------------------------------------------------------------------
Accrued transfer agent fees                                           910,396
-----------------------------------------------------------------------------
Accrued operating expenses                                            379,366
=============================================================================
    Total liabilities                                             269,990,527
=============================================================================
Net assets applicable to shares outstanding                   $21,826,231,817
_____________________________________________________________________________
=============================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $21,823,658,668
-----------------------------------------------------------------------------
  Undistributed net investment income                                    (502)
-----------------------------------------------------------------------------
  Undistributed net realized gain from investment securities        2,573,651
=============================================================================
                                                              $21,826,231,817
_____________________________________________________________________________
=============================================================================


NET ASSETS:

Institutional Class                                           $15,848,568,588
_____________________________________________________________________________
=============================================================================
Private Investment Class                                      $   734,159,625
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                     $    46,744,931
_____________________________________________________________________________
=============================================================================
Cash Management Class                                         $ 4,085,571,229
_____________________________________________________________________________
=============================================================================
Reserve Class                                                 $    70,015,650
_____________________________________________________________________________
=============================================================================
Resource Class                                                $ 1,041,171,794
_____________________________________________________________________________
=============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES AUTHORIZED:

Institutional Class                                            15,846,551,880
_____________________________________________________________________________
=============================================================================
Private Investment Class                                          734,078,738
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                          46,743,809
_____________________________________________________________________________
=============================================================================
Cash Management Class                                           4,085,177,676
_____________________________________________________________________________
=============================================================================
Reserve Class                                                      70,015,362
_____________________________________________________________________________
=============================================================================
Resource Class                                                  1,041,090,701
_____________________________________________________________________________
=============================================================================
  Net asset value, offering and redemption price per share
    for each class                                            $          1.00
_____________________________________________________________________________
=============================================================================

See accompanying notes which are an integral part of the financial statements.

For the six months ended February 29, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $134,469,612
--------------------------------------------------------------------------
Interest from affiliates                                             6,281
==========================================================================
    Total investment income                                    134,475,893
==========================================================================

EXPENSES:

Advisory fees                                                   18,178,558
--------------------------------------------------------------------------
Administrative services fees                                       612,205
--------------------------------------------------------------------------
Custodian fees                                                     461,798
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,468,414
--------------------------------------------------------------------------
  Personal Investment Class                                        166,173
--------------------------------------------------------------------------
  Cash Management Class                                          2,239,299
--------------------------------------------------------------------------
  Reserve Class                                                    315,974
--------------------------------------------------------------------------
  Resource Class                                                 1,159,945
--------------------------------------------------------------------------
Transfer agent fees                                              1,939,940
--------------------------------------------------------------------------
Trustees' fees                                                     201,099
--------------------------------------------------------------------------
Other                                                              401,703
==========================================================================
    Total expenses                                              28,145,108
==========================================================================
Less: Fees waived                                               (8,771,722)
==========================================================================
    Net expenses                                                19,373,386
==========================================================================
Net investment income                                          115,102,507
==========================================================================
Net realized gain (loss) from investment securities               (105,308)
==========================================================================
Net increase in net assets resulting from operations          $114,997,199
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2004 and the year ended August 31, 2003 (Unaudited)

                                                            FEBRUARY 29,          AUGUST 31,
                                                                2004                 2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                    $   115,102,507      $   437,437,928
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (105,308)             222,356
===============================================================================================
    Net increase in net assets resulting from operations       114,997,199          437,660,284
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (86,593,829)        (339,841,789)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                      (3,409,635)          (9,944,836)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                        (97,435)            (251,405)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                        (20,382,592)         (72,636,877)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    (38,072)            (240,042)
-----------------------------------------------------------------------------------------------
  Resource Class                                                (4,580,944)         (14,522,979)
===============================================================================================
    Decrease in net assets resulting from distributions       (115,102,507)        (437,437,928)
===============================================================================================
Share transactions-net:
  Institutional Class                                       (5,392,053,175)      (7,882,172,341)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                    (244,220,976)         169,919,767
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (520,899)          16,988,324
-----------------------------------------------------------------------------------------------
  Cash Management Class                                       (388,000,022)      (1,286,520,760)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                 12,933,684            5,802,855
-----------------------------------------------------------------------------------------------
  Resource Class                                              (198,202,676)        (306,784,517)
===============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                    (6,210,064,064)      (9,282,766,672)
===============================================================================================
    Net increase (decrease) in net assets                   (6,210,169,372)      (9,282,544,316)
===============================================================================================
NET ASSETS:

  Beginning of period                                       28,036,401,189       37,318,945,505
===============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(502) and $(502) for 2004 and 2003,
    respectively)                                          $21,826,231,817      $28,036,401,189
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 29, 2004
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On November 24, 2003, the Fund was restructured from a separate series of Short-Term Investments Co. to a new series portfolio of the Trust.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such expense limitations prior to the end of each fiscal year. For the six months ended February 29, 2004, AIM waived fees of $7,251,107.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2004, AIM was paid $612,205 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 29, 2004, AISI retained $1,774,061 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the

Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, and 0.87%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the six months ended February 29, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,481,048, $121,860, $1,791,439, $274,897 and $1,159,945, respectively, after
FMC waived plan fees of $987,366, $44,312, $447,860, $41,077 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended February 29, 2004, the Fund paid legal fees of $46,210 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the six months ended February 29, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds and INVESCO Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period:

                                     TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE
                                       INCREASES IN   DECREASES IN                    DAILY
                          ADVANCES       ADVANCES       ADVANCES       ADVANCES      ADVANCES
                         OUTSTANDING        TO             TO         OUTSTANDING       TO       INTEREST
                          08/31/03      AFFILIATES     AFFILIATES      02/29/04     AFFILIATES    INCOME
---------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund      $   --      $188,069,000   $(188,069,000)    $   --      $3,419,436    $6,149
---------------------------------------------------------------------------------------------------------
INVESCO Gold & Precious
  Metals Fund                  --        4,024,000      (4,024,000)         --      2,012,000        132
=========================================================================================================
                           $   --      $192,093,000   $(192,093,000)    $   --      $5,431,436    $6,281
_________________________________________________________________________________________________________
=========================================================================================================



NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                       CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------
                                       SIX MONTHS ENDED                            YEAR ENDED
                                       FEBRUARY 29, 2004                         AUGUST 31, 2003
                             -------------------------------------    -------------------------------------
                                  SHARES              AMOUNT               SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class         123,731,475,297    $ 123,731,475,297     419,054,374,755    $ 419,054,374,755
-----------------------------------------------------------------------------------------------------------
  Private Investment Class      4,071,471,016        4,071,471,016       9,405,817,790        9,405,817,790
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class       111,685,772          111,685,772         133,770,375          133,770,375
-----------------------------------------------------------------------------------------------------------
  Cash Management Class        27,886,226,360       27,886,226,360      66,799,786,336       66,799,786,336
-----------------------------------------------------------------------------------------------------------
  Reserve Class                   110,100,296          110,100,296         102,414,453          102,414,453
-----------------------------------------------------------------------------------------------------------
  Resource Class                4,416,579,995        4,416,579,995       8,435,843,716        8,435,843,716
===========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class              29,373,013           29,373,013          93,354,431           93,354,431
-----------------------------------------------------------------------------------------------------------
  Private Investment Class          1,120,801            1,120,801           4,021,536            4,021,536
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class            75,212               75,212             178,509              178,509
-----------------------------------------------------------------------------------------------------------
  Cash Management Class            11,563,019           11,563,019          44,707,654           44,707,654
-----------------------------------------------------------------------------------------------------------
  Reserve Class                        34,510               34,510             257,929              257,929
-----------------------------------------------------------------------------------------------------------
  Resource Class                    3,732,648            3,732,648          12,586,231           12,586,231
===========================================================================================================
Reacquired:
  Institutional Class        (129,152,901,485)    (129,152,901,485)   (427,029,901,527)    (427,029,901,527)
-----------------------------------------------------------------------------------------------------------
  Private Investment Class     (4,316,812,793)      (4,316,812,793)     (9,239,919,559)      (9,239,919,559)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (112,281,883)        (112,281,883)       (116,960,560)        (116,960,560)
-----------------------------------------------------------------------------------------------------------
  Cash Management Class       (28,285,789,401)     (28,285,789,401)    (68,131,014,750)     (68,131,014,750)
-----------------------------------------------------------------------------------------------------------
  Reserve Class                   (97,201,122)         (97,201,122)        (96,869,527)         (96,869,527)
-----------------------------------------------------------------------------------------------------------
  Resource Class               (4,618,515,319)      (4,618,515,319)     (8,755,214,464)      (8,755,214,464)
===========================================================================================================
                               (6,210,064,064)   $  (6,210,064,064)     (9,282,766,672)   $  (9,282,766,672)
___________________________________________________________________________________________________________
===========================================================================================================

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                              RESERVE CLASS
                                     ---------------------------------------------------------------
                                                                                    JANUARY 14, 2000
                                      SIX MONTHS                                      (DATE SALES
                                        ENDED            YEAR ENDED AUGUST 31,       COMMENCED) TO
                                     FEBRUARY 29,      --------------------------      AUGUST 31,
                                         2004           2003      2002      2001          2000
----------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                               $  1.00         $  1.00   $  1.00   $ 1.00        $ 1.00
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                  0.001            0.00      0.01     0.05          0.03
====================================================================================================
Less distributions from net
  investment income                     (0.001)          (0.00)    (0.01)   (0.05)        (0.03)
====================================================================================================
Net asset value, end of period         $  1.00         $  1.00   $  1.00   $ 1.00        $ 1.00
____________________________________________________________________________________________________
====================================================================================================
Total return(a)                           0.06%           0.45%     1.34%    4.70%         3.48%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                             $70,016         $57,082   $51,279   $5,169        $2,495
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                        0.99%(b)        0.98%     0.91%    0.90%         0.89%(c)
----------------------------------------------------------------------------------------------------
  Without fee waivers                     1.18%(b)        1.17%     1.19%    1.19%         1.19%(c)
____________________________________________________________________________________________________
====================================================================================================
Ratio of net investment income to
  average net assets                      0.12%(b)        0.47%     1.32%    4.39%         5.24%(c)
____________________________________________________________________________________________________
====================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $63,542,100.
(c)  Annualized.

NOTE 9--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG currently serves as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF. On April 30, 2004, AIM will succeed IFG as the investment advisor to IVIF.

The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A. Regulatory Inquiries and Actions
  --------------------------------

  1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B. Private Actions
  ---------------

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG have already been transferred to the District of Maryland in accordance with the Panel's directive. IFG anticipates that in time most or all of the actions pending against it will be transferred to the multidistrict litigation.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Liquid Assets Portfolio ("Fund"), a portfolio of Short-Term Investments Trust (formerly a portfolio of Short-Term Investments Company, Inc.), ("Company"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purposes:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

(2) To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as new series portfolio of Short-Term Investments Trust, an existing Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

                                                                           WITHHOLDING
      TRUSTEES/MATTER                                       VOTES FOR       AUTHORITY
      ---------------                                       ---------      -----------
(1)*  Bob R. Baker.....................................   21,829,977,162   10,479,118
      Frank S. Bayley..................................   21,830,154,550   10,301,730
      James T. Bunch...................................   21,830,155,266   10,301,014
      Bruce L. Crockett................................   21,830,154,531   10,301,749
      Albert R. Dowden.................................   21,830,154,371   10,301,909
      Edward K. Dunn, Jr. .............................   21,830,154,550   10,301,730
      Jack M. Fields...................................   21,830,155,247   10,301,033
      Carl Frischling..................................   21,830,155,266   10,301,014
      Robert H. Graham.................................   21,830,155,266   10,301,014
      Gerald J. Lewis..................................   21,830,155,266   10,301,014
      Prema Mathai-Davis...............................   21,830,155,266   10,301,014
      Lewis F. Pennock.................................   21,830,155,266   10,301,014
      Ruth H. Quigley..................................   21,830,155,087   10,301,193
      Louis S. Sklar...................................   21,830,155,266   10,301,014
      Larry Soll, Ph.D.................................   21,830,151,370   10,304,910
      Mark H. Williamson...............................   21,830,155,266   10,301,014

                                                                 VOTES         WITHHELD/
      MATTER                                    VOTES FOR       AGAINST       ABSTENTIONS
      ------                                    ---------       -------       -----------
(2)*  Approval of an Agreement and Plan of
      Reorganization which provides for the
      redomestication of Company as new
      series portfolio of Short-Term
      Investments Trust, an existing
      Delaware statutory trust and, in
      connection therewith, the sale of all
      of Company's assets and the
      dissolution of Company as a Maryland
      corporation...........................  20,735,454,099   63,566,040   1,041,436,141**

---------------

 * Proposal required approval by a combined vote of all the portfolios of Short Term Investments Company, Inc.

** Includes Broker Non-Votes

                                   [COVER ART]

                     SEMI-ANNUAL REPORT / FEBRUARY 29, 2004

                      SHORT-TERM INVESTMENTS TRUST (STIT)

                            LIQUID ASSETS PORTFOLIO

                                 RESOURCE CLASS

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                                    TRUSTEES

Bob R. Baker                                                    Robert H. Graham
Frank S. Bayley                                                  Gerald J. Lewis
James T. Bunch                                                Prema Mathai-Davis
Bruce L. Crockett                                               Lewis F. Pennock
Albert R. Dowden                                                 Ruth H. Quigley
Edward K. Dunn, Jr.                                               Louis S. Sklar
Jack M. Fields                                                 Larry Soll, Ph.D.
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Kevin M. Carome           Senior Vice President, Secretary & Chief Legal Officer
Sidney M. Dilgren                                     Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                             New York, NY 10286-0001

                               COUNSEL TO THE FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                             COUNSEL TO THE TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                             New York, NY 10022-3852

                                 TRANSFER AGENT
                          AIM Investment Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

    This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.


                                                                       LAP-SAR-5

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--

LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           The economy and the stock market were healthy for most of
ROBERT H.           the reporting period. The nation's gross domestic product,
GRAHAM]             generally considered the broadest measure of economic
                    activity, expanded at an annualized rate of 4.1% in the fourth quarter of 2003, and the S&P 500--Registered
                    Trademark-- Index returned 14.59% for the reporting period.

                        Throughout the reporting period, the federal funds
                    target rate stood at 1.00%, its lowest level since 1958. The U.S. Federal Reserve (the Fed) said in June 2003 that it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. By October, the Fed reported that economic expansion had increased and consumer spending was generally stronger, although the job market remained weak. The Fed's November Beige Book report cited "reasonably broad based" economic expansion in October and early November and noted that in most Federal Reserve districts:

    o wages and the prices of finished goods and services remained fairly stable;
    o retail spending increased on a year-over-year basis;
    o manufacturing activity picked up; and
    o residential real estate activity remained strong while commercial real estate activity remained weak.

    In a widely reported speech in early January 2004, Federal Open Market Committee member Ben Bernanke said that while "downside risks to the economy remain ... the incoming data have continued for the most part to surprise on the upside." In late January, the Fed left short-term rates unchanged and said that economic reports suggested that the economy was "expanding briskly." The Fed dropped its long-standing promise to hold interest rates steady for a "considerable period," replacing it instead with a pledge to be "patient" before raising rates.

YOUR INVESTMENT PORTFOLIO

As of February 29, 2004, the Short-Term Investments Trust Liquid Assets Portfolio's Resource Class outperformed its indexes, as shown in the table. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 36- to 55-day range; at the close of the reporting period, the WAM stood at 50 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Resource Class stood at $1.0 billion.

================================================================================

YIELDS AS OF 2/29/04

                                                                SEVEN-DAY
                                                MONTHLY YIELD   SEC YIELD
                                                -------------   ---------
Liquid Assets Portfolio                             0.79%         0.79%
Resource Class
iMoneyNet Money Fund Averages--Trademark--          0.71%         0.72%
First-Tier Institutions Only
iMoneyNet Money Fund Averages--Trademark--          0.66%         0.67%
Total Institutions Only

The seven-day SEC Yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet First-Tier Institutions Only category consists of funds that invest in any allowable 2a-7 investment, except second-tier commercial paper. The iMoneyNet Total Institutions Only category consists of funds with a minimum initial investment of $100,000 or funds that are only open to institutions.

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.

================================================================================

                                                                     (continued)

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

    The Liquid Assets Portfolio invests solely in securities rated "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a modified barbell maturity structure, portfolio management emphasizes superior credit quality in buying money market securities such as commercial paper and selected repurchase agreement securities.

IN CONCLUSION

Economic activity continued to expand in January and February, according to information provided by Federal Reserve District Banks, with growth described as "moderate" to "showing signs of acceleration," according to the Federal Reserve's Beige Book. Employment has been growing slowly in most Federal Reserve Districts. Wages and salaries have increased slightly, but employers report substantial increases for employee health-care costs.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman



The fund is not managed to track the performance of any particular index, including the indexes defined in this report, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SCHEDULE OF INVESTMENTS

February 29, 2004
(Unaudited)

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

COMMERCIAL PAPER-26.21%(A)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-2.69%

Atlantis One Funding Corp. (Rabobank-ABS
  Program Sponsor)(b)
  (Acquired 01/27/04; Cost $40,010,217)
  1.09%                                        07/14/04   $     40,216   $    40,051,617
----------------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $200,049,491)
  1.09%                                        07/20/04        201,109       200,250,432
----------------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $20,903,810)
  1.09%                                        07/26/04         21,019        20,925,448
----------------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $76,525,309)
  1.09%                                        07/27/04         76,947        76,602,192
----------------------------------------------------------------------------------------
  (Acquired 02/18/04; Cost $149,244,000)
  1.08%                                        08/04/04        150,000       149,298,000
----------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)(b)
  (Acquired 01/26/04; Cost $99,829,556)
  1.04%                                        03/25/04        100,000        99,930,667
========================================================================================
                                                                             587,058,356
========================================================================================

ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-0.17%

Old Line Funding, LCC (Royal Bank of
  Canada-ABS Program Sponsor)
  (Acquired 01/09/04; Cost $36,882,511)(b)
  1.04%                                        03/01/04         36,938        36,938,000
========================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-5.71%

Blue Spice LLC (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)
  (Acquired 01/06/04; Cost $149,759,375)
  1.05%                                        03/01/04        150,000       150,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $149,849,792)
  1.03%                                        03/02/04        150,000       149,995,708
----------------------------------------------------------------------------------------
  (Acquired 01/09/04; Cost $99,826,667)
  1.04%                                        03/09/04        100,000        99,976,889
----------------------------------------------------------------------------------------
  (Acquired 01/09/04; Cost $99,737,500)
  1.05%                                        04/08/04        100,000        99,889,167
----------------------------------------------------------------------------------------
  (Acquired 01/15/04; Cost $49,865,833)
  1.05%                                        04/16/04         50,000        49,932,917
----------------------------------------------------------------------------------------
  (Acquired 01/22/04; Cost $207,447,182)
  1.04%                                        04/23/04        208,000       207,681,529
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Old Slip Funding Corp. (Bank of New York-ABS
  Program Sponsor)(b)
  (Acquired 12/23/03; Cost $49,950,722)
  1.10%                                        03/29/04   $     50,090   $    50,047,145
----------------------------------------------------------------------------------------
Steamboat Funding Corp. (Bank of New York-ABS
  Program Sponsor)(b)
  (Acquired 02/27/04; Cost $164,397,635)
  1.06%                                        03/02/04        164,417       164,412,159
----------------------------------------------------------------------------------------
Ticonderoga Funding LLC (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/27/04; Cost $50,128,751)
  1.03%                                        03/02/04         50,179        50,177,564
----------------------------------------------------------------------------------------
  (Acquired 01/23/04; Cost $73,323,763)
  1.04%                                        04/15/04         73,500        73,404,450
----------------------------------------------------------------------------------------
Variable Funding Capital Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/16/04; Cost $149,610,000)
  1.04%                                        04/15/04        150,000       149,805,000
========================================================================================
                                                                           1,245,322,528
========================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-6.43%

Barton Capital Corp. (Societe Generale-ABS
  Program Sponsor)(b)
  (Acquired 01/09/04; Cost $150,010,618)
  1.04%                                        03/03/04        150,245       150,236,319
----------------------------------------------------------------------------------------
  (Acquired 01/14/04; Cost $131,331,070)
  1.04%                                        04/13/04        131,667       131,503,440
----------------------------------------------------------------------------------------
Charta LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/09/04; Cost $74,867,833)
  1.04%                                        03/10/04         75,000        74,980,500
----------------------------------------------------------------------------------------
  (Acquired 01/22/04; Cost $49,877,222)
  1.04%                                        04/16/04         50,000        49,933,556
----------------------------------------------------------------------------------------
CRC Funding, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/27/04; Cost $99,871,250)
  1.03%                                        03/12/04        100,000        99,968,528
----------------------------------------------------------------------------------------
Edison Asset Securitization, LLC (GE Capital
  Corp.-ABS Program Sponsor)(b)
  (Acquired 02/27/04; Cost $24,997,750)
  1.08%                                        03/01/04         25,000        25,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/22/04; Cost $73,513,636)
  1.04%                                        04/19/04         73,701        73,596,672
----------------------------------------------------------------------------------------
  (Acquired 01/21/04; Cost $99,734,222)
  1.04%                                        04/22/04        100,000        99,849,778
----------------------------------------------------------------------------------------
  (Acquired 01/21/04; Cost $53,356,263)
  1.04%                                        04/23/04         53,500        53,418,086
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Gemini Securitization Corp. (Deutsche Bank
  A.G.-New York Branch-ABS Program
  Sponsor)(b)
  (Acquired 01/21/04; Cost $99,742,889)
  1.04%                                        04/19/04   $    100,000   $    99,858,444
----------------------------------------------------------------------------------------
Jupiter Securitization Corp. (Bank One
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/20/04; Cost $25,602,030)
  1.04%                                        03/18/04         25,645        25,632,405
----------------------------------------------------------------------------------------
  (Acquired 02/13/04; Cost $99,889,167)
  1.05%                                        03/22/04        100,000        99,938,750
----------------------------------------------------------------------------------------
  (Acquired 02/27/04; Cost $139,861,167)
  1.05%                                        04/01/04        140,000       139,873,417
----------------------------------------------------------------------------------------
  (Acquired 01/12/04; Cost $175,180,257)
  1.04%                                        04/12/04        175,642       175,428,888
----------------------------------------------------------------------------------------
Receivables Capital Co. LLC (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/16/04; Cost $64,899,575)
  1.03%                                        03/10/04         65,000        64,983,262
----------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Barclays Bank
  PLC-New York Branch-ABS Program Sponsor)
  1.16%                                        03/02/04         40,000        39,998,711
========================================================================================
                                                                           1,404,200,756
========================================================================================

ASSET-BACKED SECURITIES-STRUCTURED INVESTMENT
  VEHICLES/SECURITY ARBITRAGE-1.51%

Beta Finance Inc. (Citibank Int'l TLC-ABS
  Program Sponsor)(b)
  (Acquired 01/14/04; Cost $29,921,133)
  1.04%                                        04/16/04         30,000        29,960,133
----------------------------------------------------------------------------------------
Grampian Funding LLC (HBOS Treasury Services
  PLC-ABS Program Sponsor)(b)
  (Acquired 02/23/04; Cost $99,727,139)
  1.05%                                        05/27/04        100,000        99,747,458
----------------------------------------------------------------------------------------
  (Acquired 02/23/04; Cost $99,724,236)
  1.05%                                        05/28/04        100,000        99,744,555
----------------------------------------------------------------------------------------
  (Acquired 02/25/04; Cost $99,475,000)
  1.08%                                        08/18/04        100,000        99,490,000
========================================================================================
                                                                             328,942,146
========================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-2.27%

Eureka Securitization, Inc. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/09/04; Cost $29,948,000)
  1.04%                                        03/09/04         30,000        29,993,067
----------------------------------------------------------------------------------------
  (Acquired 01/22/04; Cost $49,877,222)
  1.04%                                        04/16/04         50,000        49,933,556
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

FCAR Owner Trust-Series II (Ford Motor Credit
  Co.-ABS Program Sponsor)
  1.06%                                        03/04/04   $    100,000   $    99,991,167
----------------------------------------------------------------------------------------
  1.04%                                        04/02/04        100,000        99,907,555
----------------------------------------------------------------------------------------
New Center Asset Trust-Series A-1 (General
  Motors Acceptance Corp.-ABS Program
  Sponsor)
  1.09%                                        03/01/04         60,000        60,000,000
----------------------------------------------------------------------------------------
  1.04%                                        03/26/04         50,000        49,963,889
----------------------------------------------------------------------------------------
  1.04%                                        04/27/04        107,000       106,823,807
========================================================================================
                                                                             496,613,041
========================================================================================

DIVERSIFIED CAPITAL MARKETS-1.51%

Citigroup Global Markets Holdings, Inc.
  1.04%                                        04/21/04        250,000       249,631,667
----------------------------------------------------------------------------------------
Citigroup Inc.
  1.04%                                        03/24/04         80,000        79,946,844
========================================================================================
                                                                             329,578,511
========================================================================================

INVESTMENT BANKING & BROKERAGE-2.52%

Bear, Stearns & Co., Inc.
  1.04%                                        03/15/04        200,000       199,919,111
----------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc., Floating Rate,
  1.13%                                        06/01/04        150,000       150,000,000
----------------------------------------------------------------------------------------
  1.13%                                        06/15/04        200,000       200,000,000
========================================================================================
                                                                             549,919,111
========================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.63%

GE Capital International Funding, Inc.-Series
  A(b)
  (Acquired 12/19/03; Cost $49,868,292)
  1.09%                                        03/15/04         50,000        49,978,806
----------------------------------------------------------------------------------------
General Electric Capital Corp.
  1.04%                                        04/05/04        125,000       124,873,611
----------------------------------------------------------------------------------------
  1.04%                                        04/06/04        100,000        99,896,000
----------------------------------------------------------------------------------------
  1.04%                                        04/14/04        100,000        99,872,889
----------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  1.04%                                        04/21/04        100,000        99,852,667
----------------------------------------------------------------------------------------
  1.04%                                        04/23/04        100,000        99,846,889
========================================================================================
                                                                             574,320,862
========================================================================================

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

RAILROADS-0.23%

Network Rail CP Finance PLC (United
  Kingdom)(b)
  (Acquired 10/22/03; Cost $49,696,806)
  1.18%                                        04/26/04   $     50,000   $    49,908,222
========================================================================================

REGIONAL BANKS-0.54%

Banque et Caisse d'Epargne de l'Etat
  (Luxembourg)
  1.18%                                        06/07/04         30,000        29,903,633
----------------------------------------------------------------------------------------
Stadshypotek Delaware, Inc. (Sweden)(b)
  (Acquired 12/11/03; Cost $40,353,840)
  1.12%                                        04/05/04         40,500        40,455,900
----------------------------------------------------------------------------------------
  (Acquired 11/07/03; Cost $47,710,400)
  1.20%                                        05/06/04         48,000        47,894,400
========================================================================================
                                                                             118,253,933
========================================================================================
      Total Commercial Paper (Cost
         $5,721,055,466)                                                   5,721,055,466
========================================================================================

CERTIFICATES OF DEPOSIT-13.84%

ABN AMRO Bank N.V. (Netherlands)
  1.12%                                        06/30/04        100,000       100,000,000
----------------------------------------------------------------------------------------
  1.35%                                        08/12/04         90,000        90,000,000
----------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  1.04%                                        04/13/04        100,000       100,000,000
----------------------------------------------------------------------------------------
  1.04%                                        04/14/04        100,000       100,000,000
----------------------------------------------------------------------------------------
  1.27%                                        07/22/04         98,000        98,000,000
----------------------------------------------------------------------------------------
BNP Paribas (France)
  1.39%                                        08/05/04        230,000       230,076,326
----------------------------------------------------------------------------------------
Credit Agricole Indosuez (France)
  1.12%                                        06/29/04        100,000       100,000,000
----------------------------------------------------------------------------------------
Danske Bank A/S (Denmark)
  1.10%(c)                                     12/23/04        100,000        99,975,497
----------------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  1.12%                                        07/06/04        100,000       100,000,000
----------------------------------------------------------------------------------------
  1.68%                                        01/04/05         50,000        50,000,000
----------------------------------------------------------------------------------------
Deutsche Bank-New York Branch (Germany)
  1.46%                                        03/09/05        100,000       100,000,000
----------------------------------------------------------------------------------------
Dexia Bank-New York Branch (Belgium)
  1.03%(d)                                     06/09/04        200,000       199,988,983
----------------------------------------------------------------------------------------
Fortis Bank S.A./N.V. (Belgium)
  1.28%                                        07/26/04        100,000       100,000,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

HBOS Treasury Services PLC (United Kingdom)
  1.05%                                        04/20/04   $    160,000   $   160,000,000
----------------------------------------------------------------------------------------
  1.06%                                        05/25/04        135,000       135,000,000
----------------------------------------------------------------------------------------
  1.15%                                        06/29/04         23,000        23,000,000
----------------------------------------------------------------------------------------
  1.15%                                        06/30/04        150,000       150,000,000
----------------------------------------------------------------------------------------
National Australia Bank Ltd. (Australia)
  1.26%                                        07/30/04        100,000       100,000,000
----------------------------------------------------------------------------------------
  1.29%                                        08/31/04        130,000       130,000,000
----------------------------------------------------------------------------------------
Northern Rock PLC (United Kingdom)
  1.04%                                        05/26/04         60,000        60,000,000
----------------------------------------------------------------------------------------
  1.10%                                        08/24/04         50,000        50,000,000
----------------------------------------------------------------------------------------
Royal Bank of Canada (Canada)
  1.44%                                        11/17/04        100,000        99,992,863
----------------------------------------------------------------------------------------
Societe Generale (France)
  1.04%(e)                                     10/01/04        200,000       199,958,662
----------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  1.23%                                        03/17/04         70,000        69,999,693
----------------------------------------------------------------------------------------
  1.27%                                        07/26/04        100,000       100,000,000
----------------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Italy)
  1.11%                                        03/12/04        100,000       100,000,302
----------------------------------------------------------------------------------------
  1.07%                                        04/13/04        175,000       175,000,000
========================================================================================
      Total Certificates of Deposit (Cost
         $3,020,992,326)                                                   3,020,992,326
========================================================================================

TIME DEPOSITS-10.07%

Credit Suisse First Boston LLC-Cayman
  (Switzerland)
  1.05%                                        03/01/04        800,000       800,000,000
----------------------------------------------------------------------------------------
U.S. Bank N.A.-Cayman
  1.04%                                        03/01/04      1,000,000     1,000,000,000
----------------------------------------------------------------------------------------
UBS A.G.-Cayman (Switzerland)
  1.05%                                        03/01/04        397,550       397,549,551
========================================================================================
      Total Time Deposits (Cost
         $2,197,549,551)                                                   2,197,549,551
========================================================================================

ASSET-BACKED SECURITIES-9.06%

CONSUMER RECEIVABLES-1.36%

Daimler Chrysler Auto Trust-Series 2004-A,
  Class A-1 Notes,
  (Acquired 02/24/04; Cost $115,000,000)
  1.07%(b)                                     03/08/05        115,000       115,000,000
----------------------------------------------------------------------------------------
GS Auto Loan Trust-Series 2004-1, Class A-1
  Notes,
  1.11%                                        02/15/05         48,000        48,000,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
CONSUMER RECEIVABLES-(CONTINUED)

USAA Auto Owner Trust-Series 2004-1, Class
  A-1 Notes,
  1.08%                                        03/15/05   $    134,000   $   134,000,000
========================================================================================
                                                                             297,000,000
========================================================================================

STRUCTURED-3.79%

Granite Mortgages PLC (United Kingdom)-Series
  2004-1, Class 1A-1, Floating Rate Bonds
  1.05%(e)                                     12/20/04        195,000       195,000,000
----------------------------------------------------------------------------------------
Holmes Financing (No. 7) PLC (United
  Kingdom)-Series 1, Class A, Floating Rate
  Bonds
  1.05%(e)                                     04/15/04         50,000        50,000,000
----------------------------------------------------------------------------------------
IKON Receivables Funding LLC-Lease-Backed
  Notes, Series 2003-1, Class A-1
  1.31%                                        05/17/04          7,942         7,941,529
----------------------------------------------------------------------------------------
Paragon Mortgages PLC (United Kingdom)-Series
  6A, Class A-1, Floating Rate Bonds
  (Acquired 10/06/03; Cost $120,546,765)
  1.11%(b)(e)                                  09/15/04        120,547       120,546,765
----------------------------------------------------------------------------------------
Permanent Financing (No. 2) PLC (United
  Kingdom)-Series 1, Class A, Floating Rate
  Bonds (Halifax PLC-ABS Program Sponsor)
  1.06%(e)                                     03/10/04        105,000       105,000,000
----------------------------------------------------------------------------------------
Permanent Financing (No. 3) PLC (United
  Kingdom)-Series 1, Class A, Floating Rate
  Bonds (Halifax PLC-ABS Program Sponsor)
  1.06%(e)                                     12/10/04        150,000       150,000,000
----------------------------------------------------------------------------------------
Residential Mortgage Securities (United
  Kingdom)
  Series 14A, Class A-1, Floating Rate Bonds
  (Acquired 03/17/03; Cost $40,621,902)
  1.13%(b)(e)                                  03/10/04         40,622        40,621,902
----------------------------------------------------------------------------------------
  Series 16A, Class A-1, Floating Rate Bonds
  (Acquired 09/16/03; Cost $23,392,512)
  1.12%(b)(e)                                  09/11/04         23,393        23,392,512
----------------------------------------------------------------------------------------
  Series 17A, Class A-1, Floating Rate Bonds
  (Acquired 02/10/04; Cost $134,000,000)
  1.10%(b)(e)                                  02/14/05        134,000       134,000,000
========================================================================================
                                                                             826,502,708
========================================================================================

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

STRUCTURED INVESTMENT VEHICLES/SECURITY
  ARBITRAGE-3.91%

Beta Finance Inc., Floating Rate MTN
  (Citibank International PLC-ABS Program
  Sponsor)
  (Acquired 05/19/03; Cost $89,111,606)
  1.23%(b)(d)                                  04/30/04   $     89,000   $    89,019,466
----------------------------------------------------------------------------------------
  (Acquired 05/08/03; Cost $50,000,000)
  1.06%(b)(d)                                  05/17/04         50,000        50,000,000
----------------------------------------------------------------------------------------
  (Acquired 06/09/03; Cost $99,990,000)
  1.06%(b)(d)                                  06/16/04        100,000        99,997,076
----------------------------------------------------------------------------------------
  (Acquired 10/02/03; Cost $149,970,000)
  1.04%(b)(e)                                  10/15/04        150,000       149,981,613
----------------------------------------------------------------------------------------
  (Acquired 10/06/03; Cost $199,960,000)
  1.04%(b)(e)                                  10/18/04        200,000       199,974,959
----------------------------------------------------------------------------------------
  (Acquired 10/06/03; Cost $164,967,000)
  1.04%(b)(e)                                  10/19/04        165,000       164,979,196
----------------------------------------------------------------------------------------
  (Acquired 10/06/03; Cost $99,980,000)
  1.04%(b)(e)                                  10/20/04        100,000        99,987,268
========================================================================================
                                                                             853,939,578
========================================================================================
      Total Asset-Backed Securities (Cost
         $1,977,442,286)                                                   1,977,442,286
========================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-5.69%

FEDERAL HOME LOAN BANK (FHLB)-3.39%

Unsec. Bonds,
  1.12%                                        07/12/04        235,000       235,000,000
----------------------------------------------------------------------------------------
  1.22%                                        08/04/04        100,000        99,993,010
----------------------------------------------------------------------------------------
  1.35%                                        11/09/04        180,000       180,000,000
----------------------------------------------------------------------------------------
  1.20%                                        02/28/05         75,000        74,930,000
----------------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,
  1.08%(c)                                     01/05/05        150,000       149,993,609
========================================================================================
                                                                             739,916,619
========================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.84%

Disc. Notes,
  1.09%(a)                                     04/01/04        167,588       167,430,201
----------------------------------------------------------------------------------------
Unsec. Global Notes,
  5.63%                                        05/14/04         50,000        50,428,498
----------------------------------------------------------------------------------------
  6.50%                                        08/15/04         47,061        48,161,810
----------------------------------------------------------------------------------------
Unsec. Notes,
  1.35%                                        10/22/04        135,000       135,000,000
========================================================================================
                                                                             401,020,509
========================================================================================

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

STUDENT LOAN MARKETING ASSOCIATION-0.46%

Global Notes,
  5.00%                                        06/30/04   $    100,000   $   101,315,397
========================================================================================
      Total U.S. Government Agency Securities
         (Cost $1,242,252,525)                                             1,242,252,525
========================================================================================

PROMISSORY NOTES-5.43%

Goldman Sachs Group, Inc. (The)
  (Acquired 08/04/03; Cost $250,000,000)
  1.26%(b)(f)                                  03/01/04        250,000       250,000,000
----------------------------------------------------------------------------------------
  (Acquired 10/07/03; Cost $200,000,000)
  1.13%(b)(e)(f)                               03/08/04        200,000       200,000,000
----------------------------------------------------------------------------------------
  (Acquired 10/07/03; Cost $200,000,000)
  1.16%(b)(c)(f)                               03/08/04        200,000       200,000,000
----------------------------------------------------------------------------------------
  (Acquired 07/25/03; Cost $120,000,000)
  1.23%(b)(d)(f)                               06/21/04        120,000       120,000,000
----------------------------------------------------------------------------------------
  (Acquired 12/30/03; Cost $165,000,000)
  1.24%(b)(f)                                  06/28/04        165,000       165,000,000
----------------------------------------------------------------------------------------
  (Acquired 12/16/03; Cost $250,000,000)
  1.25%(b)(f)                                  07/13/04        250,000       250,000,000
========================================================================================
      Total Promissory Notes (Cost
         $1,185,000,000)                                                   1,185,000,000
========================================================================================

VARIABLE RATE DEMAND NOTES-5.04%(G)

CORPORATE GUARANTEED-0.00%

Mississippi (State of) Business Finance Corp.
  (General Electric Plastics Project);
  Taxable Series 1998 IDR
  (Acquired 12/23/03; Cost $1,000)
  1.08%(b)(e)(h)                               02/01/23              1             1,000
========================================================================================

INSURED-2.06%(I)

Alaska (State of) Housing Finance Corp.;
  Taxable Home Mortgage Series 2002 B RB
  0.95%(j)                                     12/01/36          8,100         8,100,000
----------------------------------------------------------------------------------------
Berks (County of) Pennsylvania Industrial
  Development Authority (Lutheran Services);
  Health Care Series 1998 A IDR
  1.16%(j)(k)                                  01/01/28          1,804         1,804,000
----------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Housing Mortgage Finance
  Program); Taxable Series 1998 F-2 RB
  1.09%(j)                                     11/15/16         14,639        14,639,386
----------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Housing Mortgage Finance
  Program); Taxable Series 2002 A-5 RB
  1.10%(j)                                     05/15/33         18,007        18,007,460
----------------------------------------------------------------------------------------
Fairview (City of), Minnesota Hospital &
  Healthcare Services; ACES Series 1994 A RB
  1.10%(j)(k)                                  11/01/15          4,200         4,200,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Florida (State of) Baptist Health System of
  South Florida; Taxable Series 1995 RB
  Series A, 1.09%(j)                           05/15/17   $        200   $       200,000
----------------------------------------------------------------------------------------
  Series B, 1.09%(j)                           05/15/25          1,064         1,063,522
----------------------------------------------------------------------------------------
Florida (State of) Housing Finance Agency;
  Taxable Series 1993 A RB
  1.04%(j)                                     01/01/34         31,000        31,000,000
----------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.
  (Affordable Housing); Taxable Series 2002 A
  RB
  1.06%(j)                                     01/01/47         39,020        39,020,000
----------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.;
  Taxable Series 2000 A RB
  1.04%(j)                                     01/01/45         58,740        58,740,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Student Loan RB
  Taxable Series 1998 B,
  1.08%(j)                                     09/01/32         14,370        14,370,000
----------------------------------------------------------------------------------------
  Taxable Series 1999 B-I RB,
  1.08%(j)                                     09/01/34         10,700        10,700,000
----------------------------------------------------------------------------------------
  Taxable Series 1999 B-II RB,
  1.08%(j)                                     09/01/34          2,000         2,000,000
----------------------------------------------------------------------------------------
  Taxable Series 1999 B-III RB,
  1.08%(j)                                     09/01/34          4,650         4,650,000
----------------------------------------------------------------------------------------
Loanstar Asset Partners II; Student Loan
  RB(b)
  (Acquired 11/14/02; Cost $25,000,000)
  Series 2001 Tranche 1,
  1.08%(j)                                     09/01/36         25,000        25,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $60,000,000)
  Series 2002 Tranche 1,
  1.08%(j)                                     08/01/37         60,000        60,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $40,000,000)
  Series 2002 Tranche 2,
  1.08%(j)                                     08/01/37         40,000        40,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $50,000,000)
  Series 2002 Tranche 3,
  1.08%(j)                                     08/01/37         50,000        50,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $50,000,000)
  Series 2002 Tranche 4,
  1.08%(j)                                     08/01/37         50,000        50,000,000
----------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority; Taxable Series 2000 C RB
  1.09%(j)                                     12/01/20          4,558         4,558,000
----------------------------------------------------------------------------------------
Montgomery (City of), Alabama BMC Special
  Care Facilities Financing Authority
  (Baptist Health); Taxable Series 1998 C RB
  1.11%(j)                                     11/15/29          6,999         6,999,451
----------------------------------------------------------------------------------------
New Orleans (City of), Louisiana; Taxable
  Pension Series 2000 RB
  1.09%(j)                                     09/01/30          4,200         4,200,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Omaha (City of), Nebraska (Riverfront
  Development); Taxable Special Obligation
  Series 2002 B RB
  1.19%(j)                                     02/01/26   $        235   $       235,000
========================================================================================
                                                                             449,486,819
========================================================================================

LETTER OF CREDIT GUARANTEED-2.98%(L)

Advocare of South Carolina; Series 1997 Bonds
  (LOC-Wachovia Bank N.A.)
  (Acquired 03/28/02; Cost $9,800,000)
  1.09%(b)(j)                                  06/01/17          9,800         9,800,000
----------------------------------------------------------------------------------------
AtlantiCare Health Services; Series 2003
  Floating Rate Notes (LOC-Wachovia Bank
  N.A.)
  1.10%(j)                                     10/01/33         17,355        17,355,000
----------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Wachovia Bank N.A.)
  1.11%(j)                                     02/01/15         48,085        48,085,000
----------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project); Series 1999 B RB
  (LOC-Wachovia Bank N.A.)
  1.10%(j)                                     01/01/29          1,100         1,100,000
----------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank N.A.)
  (Acquired 07/31/03; Cost $4,030,000)
  1.11%(b)(j)                                  07/01/08          4,030         4,030,000
----------------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Series 1997 A RB (LOC-Michigan
  National Bank)
  1.07%(d)                                     02/15/27         10,099        10,099,000
----------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project); Taxable Series 2001 I RB
  (LOC-Wachovia Bank N.A.)
  1.11%(j)                                     12/01/36         39,920        39,920,000
----------------------------------------------------------------------------------------
Brooks (County of), Georgia Development
  Authority (Langboard Inc. Project); Taxable
  Series 2003 IDR (LOC-Bank of America N.A.)
  1.09%(j)                                     04/01/18          9,999         9,999,000
----------------------------------------------------------------------------------------
Brosis Finance, LLC; Series 1999 Bonds
  (LOC-Wachovia Bank N.A.)
  1.09%(j)                                     09/01/19         17,900        17,900,000
----------------------------------------------------------------------------------------
Capital One Funding Corp., Floating Rate
  Notes (LOC-Bank One N.A.)
  1.11%(j)                                     12/02/19         12,861        12,861,000
----------------------------------------------------------------------------------------
  (Acquired 07/31/03; Cost $4,030,000)
  1.11%(b)(j)                                  07/01/20          8,643         8,643,000
----------------------------------------------------------------------------------------
  1.11%(j)                                     09/01/20          1,271         1,271,178
----------------------------------------------------------------------------------------
  1.11%(j)                                     05/01/26          7,300         7,300,000
----------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002 Bonds
  (LOC-Wachovia Bank N.A.)
  (Acquired 07/31/03; Cost $18,500,000)
  1.09%(b)(j)                                  09/01/34         18,500        18,500,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Chatham Capital Corp.; Series 2000 Floating
  Rate Notes (LOC-Bank One N.A.)
  1.11%(j)                                     07/01/20   $     14,449   $    14,449,000
----------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank N.A.)
  (Acquired 05/31/02; Cost $435,000)
  1.11%(b)(j)                                  08/31/16            435           435,000
----------------------------------------------------------------------------------------
Fayette (County of), Ohio (Fayette County
  Memorial Hospital); Series 2003 RB
  (LOC-National City Bank)
  1.12%(j)                                     08/01/23            300           300,000
----------------------------------------------------------------------------------------
Folk Financial Services Inc.-Series A,
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  1.12%(j)                                     10/15/27          5,125         5,125,000
----------------------------------------------------------------------------------------
Garlands of Barrington; Floating Rate Notes
  (LOC-Bank One N.A.)
  1.11%(j)                                     04/01/32         11,100        11,100,000
----------------------------------------------------------------------------------------
Gulf States Paper Corp.; Series 1998 Unsec.
  Floating Rate Bonds (LOC-Wachovia Bank
  N.A.)
  1.07%(j)                                     11/01/18         25,000        25,000,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1997 RB (LOC-Bank One Chicago N.A.)
  1.08%(j)                                     09/01/31          7,800         7,800,000
----------------------------------------------------------------------------------------
JCR Harbour Pointe LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.10%(j)                                     02/01/09          2,300         2,300,000
----------------------------------------------------------------------------------------
JPV Capital LLC; Floating Rate Notes
  (LOC-Standard Federal)
  1.16%(j)                                     12/01/39          2,000         2,000,000
----------------------------------------------------------------------------------------
JRC Hampton Bay LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.10%(j)                                     02/01/09          5,815         5,815,000
----------------------------------------------------------------------------------------
Kamps Capital LLC; Floating Rate Notes
  (LOC-Federal Home Loan Bank)
  1.04%(j)                                     09/01/33          7,638         7,638,388
----------------------------------------------------------------------------------------
Lehigh (County of), Pennsylvania (Bouras
  Industries); Taxable Series 2002 C RB
  (LOC-Wachovia Bank N.A.)
  1.14%(j)                                     11/01/13          2,244         2,244,000
----------------------------------------------------------------------------------------
Liberty (County of), Georgia Industrial
  Development Authority (Hugo Boss Inc.
  Project); Taxable Series 2002 RB
  (LOC-Wachovia Bank N.A.)
  1.16%(j)                                     01/01/18          4,960         4,960,000
----------------------------------------------------------------------------------------
LP Pinewood SPV; Notes (LOC-Wachovia Bank
  N.A.)
  1.09%(j)                                     02/01/18         55,200        55,200,000
----------------------------------------------------------------------------------------
Macatawa Capital; Floating Rate Notes
  (LOC-Fifth Third Bank)
  1.09%(j)                                     12/01/53          4,660         4,660,000
----------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture Development
  Corp.); Series 2001 RB (LOC-Bank One
  Milwaukee N.A.; Firstar Bank N.A.; M&I
  Marshall & Ilsley; Northern Trust Co.)
  1.11%(j)                                     06/01/36         31,623        31,623,256
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); Series 2002 IDR
  (LOC-Wachovia Bank N.A.)
  1.09%(j)                                     05/01/17   $     40,000   $    40,000,000
----------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Bethesda Health
  Group); Series 2001 B RB (LOC-U.S. Bank
  N.A.)
  1.07%(d)                                     08/01/31         17,905        17,905,000
----------------------------------------------------------------------------------------
New York (State of) Anti-Defamation League
  Foundation; Taxable Series 2004 A RB
  (LOC-Bank of New York)
  1.07%(j)                                     01/01/34          6,000         6,000,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Taxable Service Contract Series 2003 F RB
  (LOC-State Street Bank & Trust Co.)
  1.07%(j)                                     09/15/07              1             1,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Taxable Service Contract Series 2003 H RB
  (LOC-Dexia Credit Local)
  1.08%(j)                                     09/15/08         12,108        12,107,524
----------------------------------------------------------------------------------------
North Carolina (State of) Roman Catholic
  Diocese of Charlotte; Series 2002 Floating
  Rate Bonds (LOC-Wachovia Bank N.A.)
  1.09%(j)                                     05/01/14         13,697        13,697,000
----------------------------------------------------------------------------------------
Port Blakely (Communities of), Washington;
  Taxable Series 2001 C RB (LOC-Bank of
  America N.A.)
  1.10%(j)                                     02/15/21              1             1,000
----------------------------------------------------------------------------------------
R.G. Ray Corp.; Floating Rate Bonds
  (LOC-LaSalle Bank N.A.)
  1.19%(j)                                     01/01/15          3,409         3,409,000
----------------------------------------------------------------------------------------
Richmond (City of), Virginia Redevelopment &
  Housing Authority (Old Manchester); Series
  1995 B RB (LOC-Wachovia Bank N.A.)
  1.15%(e)                                     12/01/25            590           590,000
----------------------------------------------------------------------------------------
Rockwood Quarry LLC; Floating Rate Notes
  (LOC-Fifth Third Bank)
  1.07%(j)                                     12/01/22          4,999         4,999,000
----------------------------------------------------------------------------------------
S&L Capital LLC; Floating Rate Notes
  (LOC-Comerica Bank)
  1.14%(e)                                     11/04/42            774           774,000
----------------------------------------------------------------------------------------
San Jose (City of), California Redevelopment
  Agency (Merged Area); Taxable Series 2002 G
  RB (LOC-Bank of New York)
  1.10%(j)                                     08/01/29            976           975,657
----------------------------------------------------------------------------------------
Sebastian Commons L.P.; Floating Rate Notes
  (LOC-Bank of America N.A.)
  1.12%(j)                                     09/01/28          3,974         3,974,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Shepherd Capital LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.09%(j)                                     11/01/52   $      9,870   $     9,870,000
----------------------------------------------------------------------------------------
  1.09%(j)                                     05/01/53         15,000        15,000,000
----------------------------------------------------------------------------------------
  (LOC-Standard Federal Bank)
  1.09%(j)                                     08/01/53         11,000        11,000,000
----------------------------------------------------------------------------------------
  (LOC-Federal Home Loan Bank)
  1.04%(j)                                     10/01/53          4,366         4,365,847
----------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Anderson College); Taxable
  Series 1998 C RB (LOC-Wachovia Bank N.A.)
  1.16%(j)                                     10/01/23          2,880         2,879,670
----------------------------------------------------------------------------------------
Southeastern Retirement Association, Inc.;
  Series 1999 Floating Rate Bonds
  (LOC-Wachovia Bank N.A.)
  (Acquired 05/16/02; Cost $60,000)
  1.11%(b)(j)                                  08/01/19             60            60,000
----------------------------------------------------------------------------------------
TP Racing L.L.L.P.; Floating Rate Series 2000
  Notes (LOC-Bank One Trust Co. N.A.)
  1.11%(j)                                     06/01/30         28,780        28,780,000
----------------------------------------------------------------------------------------
Union (County of), Arkansas (Del-Tin Fiber
  LLC Project); Taxable Series 1998 IDR
  (LOC-Bank One Chicago N.A.)
  1.11%(j)                                     10/01/27         22,400        22,400,000
----------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Taxable Series 2001 RB
  (LOC-Wachovia Bank N.A.)
  1.11%(j)                                     07/01/26         47,645        47,645,000
----------------------------------------------------------------------------------------
Wake Forest University; Floating Rate Series
  1997 Bonds (LOC-Wachovia Bank N.A.)
  1.09%(j)                                     07/01/17          6,900         6,900,000
----------------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital; Taxable
  Series 2003 RB (LOC-Bank One N.A.)
  1.10%(j)                                     11/01/23          8,800         8,800,000
========================================================================================
                                                                             649,646,520
========================================================================================
      Total Variable Rate Demand Notes (Cost
         $1,099,134,339)                                                   1,099,134,339
========================================================================================

MEDIUM-TERM NOTES-4.13%

Allstate Life Global Funding II, Floating
  Rate MTN
  (Acquired 11/18/03; Cost $130,000,000)
  1.09%(b)(e)                                  12/15/04        130,000       130,000,000
----------------------------------------------------------------------------------------
Associates Corp. of North America, Sr. Global
  MTN
  5.80%                                        04/20/04         49,000        49,311,014
----------------------------------------------------------------------------------------
General Electric Capital Corp., Floating Rate
  MTN
  1.18%(e)                                     09/08/04        332,900       332,900,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
MEDIUM-TERM NOTES-(CONTINUED)

MetLife Global Funding
  Floating Rate Global MTN (Acquired
  08/20/03; Cost $90,000,000)
  1.11%(b)(e)                                  09/15/04   $     90,000   $    90,000,000
----------------------------------------------------------------------------------------
  Floating Rate MTN (Acquired 04/03/03; Cost
  $99,300,000)
  1.11%(b)(e)                                  09/27/04         99,300        99,300,000
----------------------------------------------------------------------------------------
National Australia Bank Ltd. (Australia)
  Floating Rate Euro MTN
  1.15%(c)                                     03/12/04         50,000        50,000,478
----------------------------------------------------------------------------------------
  Unsub. Floating Rate Euro MTN
  1.15%(c)                                     05/02/04         50,000        50,003,435
----------------------------------------------------------------------------------------
Royal Bank of Canada (Canada), Yankee
  Floating Rate MTN
  1.08%(e)                                     11/10/04        100,000       100,000,000
========================================================================================
      Total Medium-Term Notes (Cost
         $901,514,927)                                                       901,514,927
========================================================================================

FUNDING AGREEMENTS-2.20%

New York Life Insurance Co.
  (Acquired 04/03/03; Cost $265,000,000)
  1.18%(b)(e)(f)                               04/07/04        265,000       265,000,000
----------------------------------------------------------------------------------------
Travelers Insurance Co.
  (Acquired 11/25/03; Cost $115,000,000)
  1.22%(b)(c)(f)                               11/24/04        115,000       115,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/27/03; Cost $100,000,000)
  1.22%(b)(c)(f)                               08/27/04        100,000       100,000,000
========================================================================================
      Total Funding Agreements (Cost
         $480,000,000)                                                       480,000,000
========================================================================================

BANK NOTES-2.08%

BNP Paribas Securities Corp.-New York Branch
  (France), Floating Rate Notes,
  1.04%(d)                                     06/07/04        200,000       199,989,143
----------------------------------------------------------------------------------------
National City Bank of Indiana, Floating Rate
  Notes,
  1.04%(d)                                     06/14/04        100,000        99,994,251
----------------------------------------------------------------------------------------
National City Bank, Floating Rate Notes,
  1.27%(c)                                     06/29/04         30,000        30,012,866
----------------------------------------------------------------------------------------
Wachovia Bank, N.A., Floating Rate Notes,
  1.34%(c)                                     06/24/04         25,000        25,017,423
----------------------------------------------------------------------------------------
Wells Fargo Bank, N.A., Floating Rate Notes,
  1.04%(d)                                     05/10/04        100,000       100,000,000
========================================================================================
      Total Bank Notes (Cost $455,013,683)                                   455,013,683
========================================================================================

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS-1.92%(M)

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 02/24/04; Cost $400,000,000)
  1.20%(b)(n)                                  03/25/04   $    400,000   $   400,000,000
----------------------------------------------------------------------------------------
  (Acquired 02/23/04; Cost $18,000,000)
  1.20%(b)(n)                                  08/23/04         18,000        18,000,000
========================================================================================
      Total Master Note Agreements (Cost
      $418,000,000)                                                          418,000,000
========================================================================================

PUTTABLE RESET NOTES-1.28%

Merck & Co., Inc.; PURS Notes
  (Acquired 02/23/04; Cost $103,170,600)
  4.48%(b)                                     02/22/05        100,000       103,109,794
----------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  5.20%                                        06/01/04        175,000       176,858,847
========================================================================================
      Total Puttable Reset Notes (Cost
         $279,968,641)                                                       279,968,641
========================================================================================
      Total Investments (excluding Repurchase
         Agreements) (Cost $18,977,923,744)                               18,977,923,744
========================================================================================

REPURCHASE AGREEMENTS-14.14%

Banc One Capital Markets Group
  1.06%(o)                                     03/01/04          6,000         6,000,000
----------------------------------------------------------------------------------------
Bank of America Securities LLC
  1.05%(p)                                     03/01/04        108,000       108,000,000
----------------------------------------------------------------------------------------
  1.06%(q)                                     03/01/04         93,000        93,000,000
----------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.01%(r)                                     03/01/04        207,138       207,138,103
----------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.06%(s)                                     03/01/04         30,000        30,000,000
----------------------------------------------------------------------------------------
  1.12%(t)                                     03/01/04        250,000       250,000,000
----------------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.16%(u)                                     07/09/04        300,000       300,000,000
----------------------------------------------------------------------------------------
J.P. Morgan Securities Inc.
  1.06%(v)                                     03/01/04         15,694        15,693,749
----------------------------------------------------------------------------------------
  1.06%(w)                                     03/01/04        110,000       110,000,000
----------------------------------------------------------------------------------------
Lehman Brothers Inc.
  1.00%(x)                                     03/01/04        200,000       200,000,000
----------------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.06%(y)                                     03/01/04        173,000       173,000,000
----------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.05%(z)                                     03/01/04        372,309       372,308,890
----------------------------------------------------------------------------------------
  1.05%(aa)                                    03/01/04         70,000        70,000,000
----------------------------------------------------------------------------------------
  1.06%(ab)                                    05/18/04        250,000       250,000,000
----------------------------------------------------------------------------------------

                                                              PAR
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Wachovia Securities, Inc.
  1.06%(ac)                                    03/01/04   $    243,000   $   243,000,000
----------------------------------------------------------------------------------------
  1.08%(ad)                                    03/01/04        500,000       500,000,000
----------------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.06%(ae)                                    03/01/04        158,000       158,000,000
========================================================================================
      Total Repurchase Agreements (Cost
         $3,086,140,742)                                                   3,086,140,742
________________________________________________________________________________________
========================================================================================
TOTAL INVESTMENTS-101.09% (Cost
  $22,064,064,486)(af)                                                    22,064,064,486
________________________________________________________________________________________
========================================================================================
OTHER ASSETS LESS LIABILITIES-(1.09%)                                       (237,832,669)
________________________________________________________________________________________
========================================================================================
NET ASSETS-100.00%                                                       $21,826,231,817
________________________________________________________________________________________
========================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
ACES    - Automatically Convertible Extendable Security
Disc.   - Discounted
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
PCR     - Pollution Control Revenue Bonds
PURS    - Puttable Reset Securities
RB      - Revenue Bonds
Sr.     - Senior
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 02/29/04 was $7,890,006,577, which represented 36.15% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on 02/29/04.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on 02/29/04.
(e) Interest rate is redetermined monthly. Rate shown is the rate in effect on 02/29/04.
(f) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 02/29/04 was $1,665,000,000 which represented 7.63% of the Fund's net assets.
(g) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(h)  Principal and interest payments are guaranteed by the corporate guarantor.
(i) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(j) Interest rate is redetermined weekly. Rate shown is the rate in effect on 02/29/04.
(k)  Interest on these securities is taxable income to the Fund.
(l) Principal and interest payments are guaranteed by the letter of credit agreement.
(m) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates
(n) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business days notice. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 1/31/04.
(o) Joint repurchase agreement entered into 02/27/04 with a maturing value of $150,013,250. Collateralized by $147,930,000 U.S. Government obligations, 0% to 7.99% due 03/05/04 to 01/30/09 with an aggregate market value at 02/29/04 of $153,002,843.

(p) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $256,178,000 U.S. Government obligations, 0% due 05/25/04 to 08/25/04 with an aggregate market value at 02/29/04 of $255,000,086.
(q) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $279,051,721 U.S. Government obligations, 5.50% due 06/01/33 to 01/01/34 with an aggregate market value at 02/29/04 of $255,000,001.
(r) Joint repurchase agreement entered into 02/27/04 with a maturing value of $700,058,917. Collateralized by $703,261,000 U.S. Treasury obligations, 1.87% to 6.00% due 08/15/04 to 02/15/31 with an aggregate market value at 02/29/04 of $714,000,583.
(s) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $248,222,000 U.S. Government obligations, 0% to 5.25% due 03/10/04 to 03/22/07 with an aggregate market value at 02/29/04 of $255,000,595.
(t) Repurchase agreement entered into 02/27/04 with a maturing value of $250,023,333. Collateralized by $256,119,117 corporate obligations, 0% to 7.50% due 03/15/05 to 03/20/44 with a market value at 02/29/04 of
     $262,500,001.
(u) Term repurchase agreement entered into 06/10/03; however either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $307,316,000 U.S. Treasury obligations, 0% due 07/22/04 to 08/12/04 with an aggregate market value at 02/29/04 of $306,002,995.
(v) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $245,325,127 U.S. Government obligations, 4.50% to 7.00% due 05/01/18 to 02/01/34 with an aggregate market value at 02/29/04 of $255,000,589.
(w) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $358,537,000 U.S. Government obligations, 0% to 9.38% due 01/15/06 to 04/15/30 with an aggregate market value at 02/29/04 of $255,001,416.
(x) Repurchase agreement entered into 02/27/04 with a maturing value of $200,016,667. Collateralized by $392,824,433 U.S. Treasury obligations, 0% to 11.25% due 02/15/10 to 02/15/26 with a market value at 02/29/04 of
     $204,001,000.
(y) Joint repurchase agreement entered into 02/27/04 with a maturing value of $400,035,333. Collateralized by $453,321,009 U.S. Government & U.S. Treasury obligations, 0% to 7.50% due 08/15/06 to 01/01/34 with an aggregate market value at 02/29/04 of $408,000,114.
(z) Joint repurchase agreement entered into 02/27/04 with a maturing value of $750,065,625. Collateralized by $768,989,000 U.S. Government obligations, 0% due 04/16/04 to 03/10/06 with an aggregate market value at 02/29/04 of $765,004,871.
(aa) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $246,873,682 U.S. Government obligations, 4.00% to 8.75% due 08/01/08 to 03/01/34 with an aggregate market value at 02/29/04 of $255,001,069.
(ab) Term repurchase agreement entered into 11/29/04; however either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $245,589,512 U.S. Treasury obligations, 4.50% to 9.00% due 10/01/08 to 02/01/34 with an aggregate market value at 02/29/04 of $255,000,388.
(ac) Joint repurchase agreement entered into 02/27/04 with a maturing value of $400,035,333. Collateralized by $417,224,604 U.S. Government & U.S. Treasury obligations, 0% to 10.35% due 03/31/04 to 03/01/34 with an aggregate market value at 02/29/04 of $408,001,642.
(ad) Joint repurchase agreement entered into 02/27/04 with a maturing value of $500,045,000. Collateralized by $497,700,240 U.S. Government obligations, 0% to 6.14% due 11/01/08 to 03/01/34 with an aggregate market value at 02/29/04 of $510,000,001.
(ae) Joint repurchase agreement entered into 02/27/04 with a maturing value of $300,026,500. Collateralized by $288,919,000 U.S. Government obligations, 4.80% to 6.50% due 05/14/04 to 09/02/10 with an aggregate market value at 02/29/04 of $306,000,280.
(af) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

February 29, 2004
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $18,977,923,744
-----------------------------------------------------------------------------
Repurchase agreements (amortized cost)                          3,086,140,742
=============================================================================
    Total investments (amortized cost)                         22,064,064,486
=============================================================================
Receivables for:
  Interest                                                         31,038,411
-----------------------------------------------------------------------------
  Amount due from advisor                                             228,056
-----------------------------------------------------------------------------
Investment for deferred compensation and retirement plans             797,772
-----------------------------------------------------------------------------
Other assets                                                           93,619
=============================================================================
    Total assets                                               22,096,222,344
_____________________________________________________________________________
=============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                           249,000,000
-----------------------------------------------------------------------------
  Dividends                                                        17,391,663
-----------------------------------------------------------------------------
  Deferred compensation and retirement plans                        1,533,987
-----------------------------------------------------------------------------
Accrued distribution fees                                             743,198
-----------------------------------------------------------------------------
Accrued trustees' fees                                                 31,917
-----------------------------------------------------------------------------
Accrued transfer agent fees                                           910,396
-----------------------------------------------------------------------------
Accrued operating expenses                                            379,366
=============================================================================
    Total liabilities                                             269,990,527
=============================================================================
Net assets applicable to shares outstanding                   $21,826,231,817
_____________________________________________________________________________
=============================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $21,823,658,668
-----------------------------------------------------------------------------
  Undistributed net investment income                                    (502)
-----------------------------------------------------------------------------
  Undistributed net realized gain from investment securities        2,573,651
=============================================================================
                                                              $21,826,231,817
_____________________________________________________________________________
=============================================================================


NET ASSETS:

Institutional Class                                           $15,848,568,588
_____________________________________________________________________________
=============================================================================
Private Investment Class                                      $   734,159,625
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                     $    46,744,931
_____________________________________________________________________________
=============================================================================
Cash Management Class                                         $ 4,085,571,229
_____________________________________________________________________________
=============================================================================
Reserve Class                                                 $    70,015,650
_____________________________________________________________________________
=============================================================================
Resource Class                                                $ 1,041,171,794
_____________________________________________________________________________
=============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES AUTHORIZED:

Institutional Class                                            15,846,551,880
_____________________________________________________________________________
=============================================================================
Private Investment Class                                          734,078,738
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                          46,743,809
_____________________________________________________________________________
=============================================================================
Cash Management Class                                           4,085,177,676
_____________________________________________________________________________
=============================================================================
Reserve Class                                                      70,015,362
_____________________________________________________________________________
=============================================================================
Resource Class                                                  1,041,090,701
_____________________________________________________________________________
=============================================================================
  Net asset value, offering and redemption price per share
    for each class                                            $          1.00
_____________________________________________________________________________
=============================================================================

See accompanying notes which are an integral part of the financial statements.

For the six months ended February 29, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $134,469,612
--------------------------------------------------------------------------
Interest from affiliates                                             6,281
==========================================================================
    Total investment income                                    134,475,893
==========================================================================

EXPENSES:

Advisory fees                                                   18,178,558
--------------------------------------------------------------------------
Administrative services fees                                       612,205
--------------------------------------------------------------------------
Custodian fees                                                     461,798
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,468,414
--------------------------------------------------------------------------
  Personal Investment Class                                        166,173
--------------------------------------------------------------------------
  Cash Management Class                                          2,239,299
--------------------------------------------------------------------------
  Reserve Class                                                    315,974
--------------------------------------------------------------------------
  Resource Class                                                 1,159,945
--------------------------------------------------------------------------
Transfer agent fees                                              1,939,940
--------------------------------------------------------------------------
Trustees' fees                                                     201,099
--------------------------------------------------------------------------
Other                                                              401,703
==========================================================================
    Total expenses                                              28,145,108
==========================================================================
Less: Fees waived                                               (8,771,722)
==========================================================================
    Net expenses                                                19,373,386
==========================================================================
Net investment income                                          115,102,507
==========================================================================
Net realized gain (loss) from investment securities               (105,308)
==========================================================================
Net increase in net assets resulting from operations          $114,997,199
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2004 and the year ended August 31, 2003 (Unaudited)

                                                            FEBRUARY 29,          AUGUST 31,
                                                                2004                 2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                    $   115,102,507      $   437,437,928
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (105,308)             222,356
===============================================================================================
    Net increase in net assets resulting from operations       114,997,199          437,660,284
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (86,593,829)        (339,841,789)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                      (3,409,635)          (9,944,836)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                        (97,435)            (251,405)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                        (20,382,592)         (72,636,877)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    (38,072)            (240,042)
-----------------------------------------------------------------------------------------------
  Resource Class                                                (4,580,944)         (14,522,979)
===============================================================================================
    Decrease in net assets resulting from distributions       (115,102,507)        (437,437,928)
===============================================================================================
Share transactions-net:
  Institutional Class                                       (5,392,053,175)      (7,882,172,341)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                    (244,220,976)         169,919,767
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (520,899)          16,988,324
-----------------------------------------------------------------------------------------------
  Cash Management Class                                       (388,000,022)      (1,286,520,760)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                 12,933,684            5,802,855
-----------------------------------------------------------------------------------------------
  Resource Class                                              (198,202,676)        (306,784,517)
===============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                    (6,210,064,064)      (9,282,766,672)
===============================================================================================
    Net increase (decrease) in net assets                   (6,210,169,372)      (9,282,544,316)
===============================================================================================
NET ASSETS:

  Beginning of period                                       28,036,401,189       37,318,945,505
===============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(502) and $(502) for 2004 and 2003,
    respectively)                                          $21,826,231,817      $28,036,401,189
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 29, 2004
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On November 24, 2003, the Fund was restructured from a separate series of Short-Term Investments Co. to a new series portfolio of the Trust.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such expense limitations prior to the end of each fiscal year. For the six months ended February 29, 2004, AIM waived fees of $7,251,107.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2004, AIM was paid $612,205 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 29, 2004, AISI retained $1,774,061 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the

Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, and 0.87%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the six months ended February 29, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,481,048, $121,860, $1,791,439, $274,897 and $1,159,945, respectively, after
FMC waived plan fees of $987,366, $44,312, $447,860, $41,077 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended February 29, 2004, the Fund paid legal fees of $46,210 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the six months ended February 29, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds and INVESCO Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period:

                                     TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE
                                       INCREASES IN   DECREASES IN                    DAILY
                          ADVANCES       ADVANCES       ADVANCES       ADVANCES      ADVANCES
                         OUTSTANDING        TO             TO         OUTSTANDING       TO       INTEREST
                          08/31/03      AFFILIATES     AFFILIATES      02/29/04     AFFILIATES    INCOME
---------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund      $   --      $188,069,000   $(188,069,000)    $   --      $3,419,436    $6,149
---------------------------------------------------------------------------------------------------------
INVESCO Gold & Precious
  Metals Fund                  --        4,024,000      (4,024,000)         --      2,012,000        132
=========================================================================================================
                           $   --      $192,093,000   $(192,093,000)    $   --      $5,431,436    $6,281
_________________________________________________________________________________________________________
=========================================================================================================



NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                       CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------
                                       SIX MONTHS ENDED                            YEAR ENDED
                                       FEBRUARY 29, 2004                         AUGUST 31, 2003
                             -------------------------------------    -------------------------------------
                                  SHARES              AMOUNT               SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class         123,731,475,297    $ 123,731,475,297     419,054,374,755    $ 419,054,374,755
-----------------------------------------------------------------------------------------------------------
  Private Investment Class      4,071,471,016        4,071,471,016       9,405,817,790        9,405,817,790
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class       111,685,772          111,685,772         133,770,375          133,770,375
-----------------------------------------------------------------------------------------------------------
  Cash Management Class        27,886,226,360       27,886,226,360      66,799,786,336       66,799,786,336
-----------------------------------------------------------------------------------------------------------
  Reserve Class                   110,100,296          110,100,296         102,414,453          102,414,453
-----------------------------------------------------------------------------------------------------------
  Resource Class                4,416,579,995        4,416,579,995       8,435,843,716        8,435,843,716
===========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class              29,373,013           29,373,013          93,354,431           93,354,431
-----------------------------------------------------------------------------------------------------------
  Private Investment Class          1,120,801            1,120,801           4,021,536            4,021,536
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class            75,212               75,212             178,509              178,509
-----------------------------------------------------------------------------------------------------------
  Cash Management Class            11,563,019           11,563,019          44,707,654           44,707,654
-----------------------------------------------------------------------------------------------------------
  Reserve Class                        34,510               34,510             257,929              257,929
-----------------------------------------------------------------------------------------------------------
  Resource Class                    3,732,648            3,732,648          12,586,231           12,586,231
===========================================================================================================
Reacquired:
  Institutional Class        (129,152,901,485)    (129,152,901,485)   (427,029,901,527)    (427,029,901,527)
-----------------------------------------------------------------------------------------------------------
  Private Investment Class     (4,316,812,793)      (4,316,812,793)     (9,239,919,559)      (9,239,919,559)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (112,281,883)        (112,281,883)       (116,960,560)        (116,960,560)
-----------------------------------------------------------------------------------------------------------
  Cash Management Class       (28,285,789,401)     (28,285,789,401)    (68,131,014,750)     (68,131,014,750)
-----------------------------------------------------------------------------------------------------------
  Reserve Class                   (97,201,122)         (97,201,122)        (96,869,527)         (96,869,527)
-----------------------------------------------------------------------------------------------------------
  Resource Class               (4,618,515,319)      (4,618,515,319)     (8,755,214,464)      (8,755,214,464)
===========================================================================================================
                               (6,210,064,064)   $  (6,210,064,064)     (9,282,766,672)   $  (9,282,766,672)
___________________________________________________________________________________________________________
===========================================================================================================

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                              RESOURCE CLASS
                              ------------------------------------------------------------------------------
                               SIX MONTHS
                                 ENDED                             YEAR ENDED AUGUST 31,
                              FEBRUARY 29,      ------------------------------------------------------------
                                  2004             2003         2002         2001         2000        1999
------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                    $     1.00       $     1.00   $     1.00   $     1.00   $     1.00   $   1.00
------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income             0.004             0.01         0.02         0.05         0.06       0.05
============================================================================================================
Less distributions from net
  investment income                (0.004)           (0.01)       (0.02)       (0.05)       (0.06)     (0.05)
============================================================================================================
Net asset value, end of
  period                       $     1.00       $     1.00   $     1.00   $     1.00   $     1.00   $   1.00
____________________________________________________________________________________________________________
============================================================================================================
Total return(a)                      0.39%            1.12%        1.96%        5.33%        5.91%      4.96%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)               $1,041,172       $1,239,380   $1,546,155   $1,269,405   $1,102,431   $306,758
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                   0.32%(b)         0.31%        0.31%        0.30%        0.29%      0.29%
------------------------------------------------------------------------------------------------------------
  Without fee waivers                0.38%(b)         0.37%        0.39%        0.39%        0.39%      0.38%
____________________________________________________________________________________________________________
============================================================================================================
Ratio of net investment
  income to average net
  assets                             0.79%(b)         1.14%        1.92%        4.99%        5.84%      4.82%
____________________________________________________________________________________________________________
============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $1,166,318,361.

NOTE 9--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG currently serves as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF. On April 30, 2004, AIM will succeed IFG as the investment advisor to IVIF.

The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A. Regulatory Inquiries and Actions
  --------------------------------

  1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B. Private Actions
  ---------------

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG have already been transferred to the District of Maryland in accordance with the Panel's directive. IFG anticipates that in time most or all of the actions pending against it will be transferred to the multidistrict litigation.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Liquid Assets Portfolio ("Fund"), a portfolio of Short-Term Investments Trust (formerly a portfolio of Short-Term Investments Company, Inc.), ("Company"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purposes:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

(2) To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as new series portfolio of Short-Term Investments Trust, an existing Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

                                                                           WITHHOLDING
      TRUSTEES/MATTER                                       VOTES FOR       AUTHORITY
      ---------------                                       ---------      -----------
(1)*  Bob R. Baker.....................................   21,829,977,162   10,479,118
      Frank S. Bayley..................................   21,830,154,550   10,301,730
      James T. Bunch...................................   21,830,155,266   10,301,014
      Bruce L. Crockett................................   21,830,154,531   10,301,749
      Albert R. Dowden.................................   21,830,154,371   10,301,909
      Edward K. Dunn, Jr. .............................   21,830,154,550   10,301,730
      Jack M. Fields...................................   21,830,155,247   10,301,033
      Carl Frischling..................................   21,830,155,266   10,301,014
      Robert H. Graham.................................   21,830,155,266   10,301,014
      Gerald J. Lewis..................................   21,830,155,266   10,301,014
      Prema Mathai-Davis...............................   21,830,155,266   10,301,014
      Lewis F. Pennock.................................   21,830,155,266   10,301,014
      Ruth H. Quigley..................................   21,830,155,087   10,301,193
      Louis S. Sklar...................................   21,830,155,266   10,301,014
      Larry Soll, Ph.D.................................   21,830,151,370   10,304,910
      Mark H. Williamson...............................   21,830,155,266   10,301,014

                                                                 VOTES         WITHHELD/
      MATTER                                    VOTES FOR       AGAINST       ABSTENTIONS
      ------                                    ---------       -------       -----------
(2)*  Approval of an Agreement and Plan of
      Reorganization which provides for the
      redomestication of Company as new
      series portfolio of Short-Term
      Investments Trust, an existing
      Delaware statutory trust and, in
      connection therewith, the sale of all
      of Company's assets and the
      dissolution of Company as a Maryland
      corporation...........................  20,735,454,099   63,566,040   1,041,436,141**

---------------

 * Proposal required approval by a combined vote of all the portfolios of Short Term Investments Company, Inc.

** Includes Broker Non-Votes

                                   [COVER ART]

                      SHORT-TERM INVESTMENTS TRUST (STIT)

                              STIC PRIME PORTFOLIO

                             CASH MANAGEMENT CLASS

                                FEBRUARY 29, 2004

                               SEMI-ANNUAL REPORT

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                                    TRUSTEES

Bob R. Baker                                                    Robert H. Graham
Frank S. Bayley                                                  Gerald J. Lewis
James T. Bunch                                                Prema Mathai-Davis
Bruce L. Crockett                                               Lewis F. Pennock
Albert R. Dowden                                                 Ruth H. Quigley
Edward K. Dunn, Jr.                                               Louis S. Sklar
Jack M. Fields                                                 Larry Soll, Ph.D.
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Kevin M. Carome           Senior Vice President, Secretary & Chief Legal Officer
Sidney M. Dilgren                                     Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                             New York, NY 10286-0001

                               COUNSEL TO THE FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                             COUNSEL TO THE TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                             New York, NY 10022-3852

                                 TRANSFER AGENT
                          AIM Investment Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173


    This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.


                                                                       PRM-SAR-4

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--

LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           The economy and the stock market were healthy for most of
ROBERT H.           the reporting period. The nation's gross domestic product,
GRAHAM]             generally considered the broadest measure of economic
                    activity, expanded at an annualized rate of 4.1% in the fourth quarter of 2003, and the S&P 500--Registered
                    Trademark-- Index returned 14.59% for the reporting period.

                        Throughout the reporting period, the federal funds
                    target rate stood at 1.00%, its lowest level since 1958. The U.S. Federal Reserve (the Fed) said in June 2003 that it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. By October, the Fed reported that economic expansion had increased and consumer spending was generally stronger, although the job market remained weak. The Fed's November Beige Book report cited "reasonably broad based" economic expansion in October and early November and noted that in most Federal Reserve districts:

    o wages and the prices of finished goods and services remained fairly stable;
    o retail spending increased on a year-over-year basis;
    o manufacturing activity picked up; and
    o residential real estate activity remained strong while commercial real estate activity remained weak.

    In a widely reported speech in early January 2004, Federal Open Market Committee member Ben Bernanke said that while "downside risks to the economy remain ... the incoming data have continued for the most part to surprise on the upside." In late January, the Fed left short-term rates unchanged and said that economic reports suggested that the economy was "expanding briskly." The Fed dropped its long-standing promise to hold interest rates steady for a "considerable period," replacing it instead with a pledge to be "patient" before raising rates.

YOUR INVESTMENT PORTFOLIO

As of February 29, 2004, the Short-Term Investments Trust STIC Prime Portfolio's Cash Management Class outperformed its indexes, as shown in the table. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 13- to 25-day range; at the close of the reporting period, the WAM stood at 20 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Cash Management Class stood at $577.1 million. Performance quoted is

================================================================================

Yields as of 2/29/04

                                                                SEVEN-DAY
                                                MONTHLY YIELD   SEC YIELD
                                                -------------   ---------
STIC Prime Portfolio                                0.86%         0.86%
Cash Management Class
iMoneyNet Money Fund Averages--Trademark--          0.71%         0.72%
First-Tier Institutions Only
iMoneyNet Money Fund Averages--Trademark--          0.66%         0.67%
Total Institutions Only

The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet First-Tier Institutions Only category consists of funds that invest in any allowable 2a-7 investment, except second-tier commercial paper. The iMoneyNet Total Institutions Only category consists of funds with a minimum initial investment of $100,000 or funds that are only open to institutions.

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.

================================================================================

                                                                     (continued)
past performance and cannot guarantee comparable future results: current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

    The STIC Prime Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or fewer, including U.S. government obligations bank obligations, commercial paper and selected repurchase-agreement securities.

IN CONCLUSION

Economic activity continued to expand in January and February, according to information provided by Federal Reserve District Banks, with growth described as "moderate" to "showing signs of acceleration," according to the Federal Reserve's Beige Book. Employment has been growing slowly in most Federal Reserve Districts. Wages and salaries have increased slightly, but employers report substantial increases for employee health-care costs.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman



The fund is not managed to track the performance of any particular index, including the indexes defined in this report, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SCHEDULE OF INVESTMENTS

February 29, 2004
(Unaudited)

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

COMMERCIAL PAPER-77.97%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-4.23%

Atlantis One Funding Corp. (Fifth Third
  Bank-ABS Program Sponsor)(b)
  (Acquired 02/03/04; Cost $19,980,544)
  1.03%                                        03/08/04   $ 20,000   $   19,995,994
-----------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)(b)
  (Acquired 01/22/04; Cost $49,917,667)
  1.04%                                        03/19/04     50,000       49,974,000
-----------------------------------------------------------------------------------
  (Acquired 01/23/04; Cost $49,914,167)
  1.03%                                        03/23/04     50,000       49,968,528
-----------------------------------------------------------------------------------
  (Acquired 02/04/04; Cost $29,951,467)
  1.04%                                        03/31/04     30,000       29,974,000
-----------------------------------------------------------------------------------
  (Acquired 02/05/04; Cost $59,896,667)
  1.03%                                        04/05/04     60,000       59,939,722
-----------------------------------------------------------------------------------
  (Acquired 02/19/04; Cost $49,918,458)
  1.03%                                        04/16/04     50,000       49,934,195
===================================================================================
                                                                        259,786,439
===================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-4.67%

Old Line Funding, LLC (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 01/09/04; Cost $48,149,560)
  1.04%                                        03/04/04     48,222       48,217,821
-----------------------------------------------------------------------------------
  (Acquired 01/09/04; Cost $25,787,214)
  1.04%                                        03/08/04     25,829       25,823,777
-----------------------------------------------------------------------------------
  (Acquired 01/16/04; Cost $44,220,957)
  1.03%                                        03/16/04     44,297       44,277,989
-----------------------------------------------------------------------------------
Thunder Bay Funding, LLC (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 01/09/04; Cost $42,896,463)
  1.04%                                        03/01/04     42,961       42,961,000
-----------------------------------------------------------------------------------
  (Acquired 01/15/04; Cost $39,939,344)
  1.03%                                        03/08/04     40,000       39,991,989
-----------------------------------------------------------------------------------
  (Acquired 02/13/04; Cost $65,004,551)
  1.04%                                        04/08/04     65,108       65,036,526
-----------------------------------------------------------------------------------
  (Acquired 02/23/04; Cost $20,060,169)
  1.04%                                        04/23/04     20,095       20,064,232
===================================================================================
                                                                        286,373,334
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY BACKED-7.16%

Aspen Funding Corp. (Deutsche Bank A.G., New
  York Branch-ABS Program Sponsor)(b)
  (Acquired 01/16/04; Cost $99,839,778)
  1.03%                                        03/16/04   $100,000   $   99,957,083
-----------------------------------------------------------------------------------
CXC LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 02/04/04; Cost $49,948,500)
  1.03%                                        03/11/04     50,000       49,985,694
-----------------------------------------------------------------------------------
Newport Funding Corp. (Deutsche Bank A.G.,
  New York Branch-ABS Program Sponsor)(b)(c)
  (Acquired 01/06/04; Cost $44,922,563)
  1.05%                                        03/05/04     45,000       44,994,750
-----------------------------------------------------------------------------------
  (Acquired 01/16/04; Cost $99,839,778)
  1.03%                                        03/16/04    100,000       99,957,083
-----------------------------------------------------------------------------------
Ticonderoga Funding LLC (Bank of America,
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/27/04; Cost $99,899,861)
  1.03%                                        03/02/04    100,000       99,997,139
-----------------------------------------------------------------------------------
Triple-A One Funding Corp. (MBIA Insurance
  Corp.-ABS Program Sponsor)(b)(c)
  (Acquired 01/07/04; Cost $30,036,103)
  1.05%                                        03/05/04     30,087       30,083,490
-----------------------------------------------------------------------------------
  (Acquired 01/09/04; Cost $14,752,812)
  1.04%                                        03/08/04     14,778       14,775,012
===================================================================================
                                                                        439,750,251
===================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-21.85%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 01/23/04; Cost $48,927,099)
  1.03%                                        03/15/04     49,000       48,980,373
-----------------------------------------------------------------------------------
Asset Securitization Capital Co., LLC
  (Canadian Imperial Bank of Commerce-ABS
  Program Sponsor)(b)
  (Acquired 01/13/04; Cost $74,880,833)
  1.04%                                        03/08/04     75,000       74,984,833
-----------------------------------------------------------------------------------
  (Acquired 01/13/04; Cost $59,901,200)
  1.04%                                        03/10/04     60,000       59,984,400
-----------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $49,917,667)
  1.04%                                        03/24/04     50,000       49,966,778
-----------------------------------------------------------------------------------
  (Acquired 02/23/04; Cost $99,832,445)
  1.04%                                        04/21/04    100,000       99,852,667
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Barton Capital Corp. (Societe Generale-ABS
  Program Sponsor)(b)
  (Acquired 01/06/04; Cost $26,875,672)
  1.05%                                        03/05/04   $ 26,922   $   26,918,859
-----------------------------------------------------------------------------------
  (Acquired 01/15/04; Cost $69,887,844)
  1.03%                                        03/11/04     70,000       69,979,972
-----------------------------------------------------------------------------------
  (Acquired 01/15/04; Cost $99,836,917)
  1.03%                                        03/12/04    100,000       99,968,528
-----------------------------------------------------------------------------------
  (Acquired 02/13/04; Cost $23,381,790)
  1.04%                                        04/08/04     23,419       23,393,291
-----------------------------------------------------------------------------------
Charta LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/06/04; Cost $49,916,875)
  1.05%                                        03/03/04     50,000       49,997,083
-----------------------------------------------------------------------------------
  (Acquired 01/16/04; Cost $49,915,597)
  1.03%                                        03/15/04     50,000       49,979,972
-----------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $84,875,971)
  1.03%                                        03/18/04     85,000       84,958,657
-----------------------------------------------------------------------------------
CRC Funding, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/16/04; Cost $26,550,011)
  1.03%                                        03/02/04     26,585       26,584,239
-----------------------------------------------------------------------------------
  (Acquired 01/16/04; Cost $74,884,125)
  1.03%                                        03/10/04     75,000       74,980,688
-----------------------------------------------------------------------------------
  (Acquired 01/16/04; Cost $34,939,917)
  1.03%                                        03/16/04     35,000       34,984,979
-----------------------------------------------------------------------------------
  (Acquired 02/23/04; Cost $49,916,222)
  1.04%                                        04/21/04     50,000       49,926,333
-----------------------------------------------------------------------------------
Edison Asset Securitization, LLC (General
  Electric Capital Corp.-ABS Program
  Sponsor)(b)
  (Acquired 02/03/04; Cost $119,795,467)
  1.04%                                        04/02/04    120,000      119,889,067
-----------------------------------------------------------------------------------
Mont Blanc Capital Corp. (ING Bank-ABS
  Program Sponsor)(b)
  (Acquired 02/11/04; Cost $49,959,556)
  1.04%                                        03/10/04     50,000       49,987,000
-----------------------------------------------------------------------------------
  (Acquired 01/15/04; Cost $59,624.315)
  1.03%                                        03/11/04     59,720       59,702,914
-----------------------------------------------------------------------------------
  (Acquired 01/22/04; Cost $34,939,333)
  1.04%                                        03/22/04     35,000       34,978,767
-----------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (JPMorgan
  Chase Bank-ABS Program Sponsor)(b)
  (Acquired 02/19/04; Cost $51,004,321)
  1.03%                                        04/06/04     51,073       51,020,395
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Receivables Capital Co. LLC (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/16/04; Cost $99,848,361)
  1.03%                                        03/09/04   $100,000   $   99,977,111
===================================================================================
                                                                      1,340,996,906
===================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-20.33%

Blue Ridge Asset Funding Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 02/19/04; Cost $199,725,333)
  1.03%                                        04/07/04    200,000      199,788,278
-----------------------------------------------------------------------------------
CAFCO, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/15/04; Cost $52,930,246)
  1.03%                                        03/01/04     53,000       53,000,000
-----------------------------------------------------------------------------------
  (Acquired 01/15/04; Cost $73,099,472)
  1.03%                                        03/03/04     73,200       73,195,811
-----------------------------------------------------------------------------------
  (Acquired 01/16/04; Cost $49,924,181)
  1.03%                                        03/09/04     50,000       49,988,556
-----------------------------------------------------------------------------------
Eureka Securitization, Inc. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 02/03/04; Cost $49,927,778)
  1.04%                                        03/24/04     50,000       49,966,778
-----------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $74,875,542)
  1.03%                                        03/25/04     75,000       74,948,500
-----------------------------------------------------------------------------------
  (Acquired 02/23/04; Cost $49,927,778)
  1.04%                                        04/13/04     50,000       49,937,889
-----------------------------------------------------------------------------------
  (Acquired 02/19/04; Cost $49,914,167)
  1.03%                                        04/19/04     50,000       49,929,903
-----------------------------------------------------------------------------------
FCAR Owner Trust-Series II (Ford Motor Credit
  Co.-ABS Program Sponsor)
  1.03%                                        03/04/04     50,000       49,995,708
-----------------------------------------------------------------------------------
  1.06%                                        03/05/04    100,000       99,988,222
-----------------------------------------------------------------------------------
  1.03%                                        03/17/04     47,000       46,978,484
-----------------------------------------------------------------------------------
  1.04%                                        04/13/04    125,000      124,844,722
-----------------------------------------------------------------------------------
New Center Asset Trust-Series A-1+ (General
  Motors Acceptance Corp.-ABS Program
  Sponsor)
  1.04%                                        03/09/04     50,000       49,988,444
-----------------------------------------------------------------------------------
  1.04%                                        03/12/04    120,000      119,961,867
-----------------------------------------------------------------------------------
  1.04%                                        03/24/04     80,000       79,946,845
-----------------------------------------------------------------------------------
  1.04%                                        03/26/04     75,000       74,945,833
===================================================================================
                                                                      1,247,405,840
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

CONSUMER FINANCE-3.26%

Toyota Motor Credit Corp.
  1.04%                                        03/19/04   $100,000   $   99,948,000
-----------------------------------------------------------------------------------
  1.04%                                        03/22/04     50,000       49,969,667
-----------------------------------------------------------------------------------
  1.04%                                        03/23/04     50,000       49,968,222
===================================================================================
                                                                        199,885,889
===================================================================================

DIVERSIFIED CAPITAL MARKETS-3.26%

Citigroup Inc.
  1.04%                                        03/22/04    100,000       99,939,333
-----------------------------------------------------------------------------------
  1.04%                                        03/23/04    100,000       99,936,444
===================================================================================
                                                                        199,875,777
===================================================================================

INVESTMENT BANKING & BROKERAGE-1.22%

Morgan Stanley & Co. Inc.
  1.04%                                        04/08/04     75,000       74,917,667
===================================================================================

LIFE & HEALTH INSURANCE-1.83%

New York Life Capital Corp.
  1.02%                                        04/05/04    112,671      112,559,268
===================================================================================

MULTI-LINE INSURANCE-4.95%

GE Financial Assurance Holdings, Inc.(b)
  (Acquired 01/30/04; Cost $128,999,708)
  1.04%                                        03/25/04    129,205      129,115,418
-----------------------------------------------------------------------------------
  (Acquired 02/13/04; Cost $174,701,722)
  1.04%                                        04/12/04    175,000      174,787,667
===================================================================================
                                                                        303,903,085
===================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-5.21%

Credit Suisse First Boston-New York Branch
  1.04%                                        04/01/04    200,000      199,820,889
-----------------------------------------------------------------------------------
  1.04%                                        04/23/04     70,000       69,892,822
-----------------------------------------------------------------------------------
Credit Suisse First Boston USA, Inc.
  1.04%                                        03/04/04     50,000       49,995,667
===================================================================================
                                                                        319,709,378
===================================================================================
    Total Commercial Paper (Cost
      $4,785,163,834)                                                 4,785,163,834
___________________________________________________________________________________
===================================================================================

MASTER NOTE AGREEMENTS-8.73%(d)

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 02/23/04; Cost $300,000,000)
  1.20%(b)(e)                                  08/23/04    300,000      300,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS-(CONTINUED)

Morgan Stanley
  (Acquired 09/15/03; Cost $236,000,000)
  1.11%(b)(f)                                  06/14/04   $236,000   $  236,000,000
===================================================================================
    Total Master Note Agreements (Cost
      $536,000,000)                                                     536,000,000
===================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-0.58%

FEDERAL HOME LOAN BANK (FHLB)-0.58%

Unsec. Disc. Notes, 0.91% (Cost
  $35,480,000)(a)                              03/01/04     35,480       35,480,000
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $5,356,643,834)                               5,356,643,834
===================================================================================

REPURCHASE AGREEMENTS-12.80%

Bear, Stearns & Co. Inc.
  1.06%(g)                                          --     100,000      100,000,000
-----------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.-New York
  Branch (United Kingdom)
  1.06%(h)                                     03/01/04    348,000      348,000,000
-----------------------------------------------------------------------------------
JP Morgan Securities Inc.
  1.06%(i)                                     03/01/04    184,306      184,306,251
-----------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.05%(j)                                     03/01/04     23,000       23,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.05%(k)                                     03/01/04    130,000      130,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $785,306,251)                                                     785,306,251
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-100.08% (Cost
  $6,141,950,085)(l)                                                  6,141,950,085
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.08%)                                    (5,037,258)
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $6,136,912,827
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 02/29/04 was $3,767,565,730, which represented 61.39% of the Fund's net assets. These securities are not considered to be illiquid.
(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., or MBIA Insurance Corp.
(d) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. Interest rate is redetermined daily. Rate shown is the rate in effect on 02/28/04.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's written notice for more than 10% of outstanding balance. Interest rate is redetermined daily. Rate shown is the rate in effect on 02/29/04.
(g) Open joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $256,546,000 U.S. Government obligations, 0% to 7.00% due 05/15/04 to 05/15/29 with an aggregate market value at 02/29/04 of $257,241,055.
(h) Joint repurchase agreement entered into 02/27/04 with a maturing value of $500,044,167. Collateralized by $681,131,008 U.S. Government obligations, 0% to 9.38% due 04/15/04 to 01/01/34 with an aggregate market value at 02/29/04 of $510,008,287.
(i) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $245,325,127 U.S. Government obligations, 4.50% to 7.00% due 05/01/18 to 02/01/34 with an aggregate market value at 02/29/04 of $255,000,589.
(j) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $246,282,908 U.S. Government obligations, 4.50% to 7.65% due 05/01/10 to 03/01/34 with an aggregate market value at 02/29/04 of $256,635,000.
(k) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $246,873,682 U.S. Government obligations, 4.00% to 8.75% due 08/01/08 to 03/01/34 with an aggregate market value at 02/29/04 of $255,001,069.
(l) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $ 5,356,643,834
-----------------------------------------------------------------------------
Repurchase agreements (amortized cost)                            785,306,251
=============================================================================
    Total investments (amortized cost)                          6,141,950,085
=============================================================================
Interest receivables                                                  331,677
-----------------------------------------------------------------------------
Investment for deferred compensation and retirement plans             383,377
-----------------------------------------------------------------------------
Other assets                                                          179,676
=============================================================================
    Total assets                                                6,142,844,815
_____________________________________________________________________________
=============================================================================

LIABILITIES:

Payables for:
  Dividends                                                         4,538,836
-----------------------------------------------------------------------------
  Deferred compensation and retirement plans                          756,845
-----------------------------------------------------------------------------
Accrued distribution fees                                             259,012
-----------------------------------------------------------------------------
Accrued trustees' fees                                                  9,564
-----------------------------------------------------------------------------
Accrued transfer agent fees                                           307,691
-----------------------------------------------------------------------------
Accrued operating expenses                                             60,040
=============================================================================
    Total liabilities                                               5,931,988
=============================================================================
Net assets applicable to shares outstanding                   $ 6,136,912,827
_____________________________________________________________________________
=============================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 6,136,134,594
-----------------------------------------------------------------------------
  Undistributed net investment income                                 779,984
-----------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                         (1,751)
=============================================================================
                                                              $ 6,136,912,827
_____________________________________________________________________________
=============================================================================


NET ASSETS:

Institutional Class                                           $ 4,837,320,690
_____________________________________________________________________________
=============================================================================
Private Investment Class                                      $   423,221,532
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                     $   122,885,528
_____________________________________________________________________________
=============================================================================
Cash Management Class                                         $   577,109,831
_____________________________________________________________________________
=============================================================================
Reserve Class                                                 $    83,715,905
_____________________________________________________________________________
=============================================================================
Resource Class                                                $    92,659,341
_____________________________________________________________________________
=============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES AUTHORIZED:

Institutional Class                                             4,837,866,865
_____________________________________________________________________________
=============================================================================
Private Investment Class                                          423,325,984
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                         122,839,981
_____________________________________________________________________________
=============================================================================
Cash Management Class                                             577,175,170
_____________________________________________________________________________
=============================================================================
Reserve Class                                                      83,724,595
_____________________________________________________________________________
=============================================================================
Resource Class                                                     92,631,983
_____________________________________________________________________________
=============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $          1.00
_____________________________________________________________________________
=============================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 29, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $34,943,025
=========================================================================

EXPENSES:

Advisory fees                                                   4,867,890
-------------------------------------------------------------------------
Administrative services fees                                      345,992
-------------------------------------------------------------------------
Custodian fees                                                    133,759
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,090,590
-------------------------------------------------------------------------
  Personal Investment Class                                       471,204
-------------------------------------------------------------------------
  Cash Management Class                                           224,708
-------------------------------------------------------------------------
  Reserve Class                                                   444,053
-------------------------------------------------------------------------
  Resource Class                                                  103,734
-------------------------------------------------------------------------
Transfer agent fees                                               538,314
-------------------------------------------------------------------------
Trustees' fees                                                     58,651
-------------------------------------------------------------------------
Other                                                             170,528
=========================================================================
    Total expenses                                              8,449,423
=========================================================================
Less: Fees waived                                              (2,905,061)
=========================================================================
    Net expenses                                                5,544,362
=========================================================================
Net investment income                                          29,398,663
=========================================================================
Net increase in net assets resulting from operations          $29,398,663
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2004 and the year ended August 31, 2003 (Unaudited)

                                                               FEBRUARY 29,        AUGUST 31,
                                                                   2004               2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   29,398,663     $   97,285,796
===============================================================================================
    Net increase in net assets resulting from operations          29,398,663         97,285,796
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (25,819,631)       (79,265,979)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (1,480,025)        (4,790,723)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (268,275)        (1,135,614)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (2,007,188)        (9,794,878)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                      (47,480)          (602,071)
-----------------------------------------------------------------------------------------------
  Resource Class                                                    (426,229)        (1,696,366)
===============================================================================================
    Decrease in net assets resulting from distributions          (30,048,828)       (97,285,631)
===============================================================================================
Share transactions-net:
  Institutional Class                                           (751,257,477)      (341,182,886)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                      (137,555,284)        61,372,457
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (10,820,147)       (43,774,130)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           40,462,635       (437,330,384)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                  (19,956,542)       (42,828,014)
-----------------------------------------------------------------------------------------------
  Resource Class                                                   4,413,243       (125,390,496)
===============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                        (874,713,572)      (929,133,453)
===============================================================================================
    Net increase (decrease) in net assets                       (875,363,737)      (929,133,288)
===============================================================================================

NET ASSETS:

  Beginning of period                                          7,012,276,564      7,941,409,852
===============================================================================================
  End of period (including undistributed net investment
    income of $779,984 and $1,430,149 for 2004 and 2003,
    respectively).                                            $6,136,912,827     $7,012,276,564
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 29, 2004
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The STIC Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    On November 24, 2003, the Fund was restructured from a separate series of Short-Term Investments Co. to a new series portfolio of the Trust.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such expense limitations prior to the end of each fiscal year. For the six months ended February 29, 2004, AIM waived fees of $2,219,755.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2004, AIM was paid $345,992 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 29, 2004, AISI retained $479,669 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 29, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $654,354, $345,550, $179,766, $386,326 and $82,987, respectively, after FMC waived plan fees of $436,236, $125,654, $44,942, $57,727 and $20,747, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended February 29, 2004, the Fund paid legal fees of $13,575 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 29, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD
----------------------------------------------------------------------------
August 31, 2011                                                    $1,014
____________________________________________________________________________
============================================================================



NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                      CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                          YEAR ENDED
                                         FEBRUARY 29, 2004                       AUGUST 31, 2003
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            12,518,419,417    $ 12,518,419,417     39,538,699,529    $ 39,538,699,529
----------------------------------------------------------------------------------------------------------
  Private Investment Class          993,492,623         993,492,623      2,361,767,415       2,361,767,415
----------------------------------------------------------------------------------------------------------
  Personal Investment Class         826,755,144         826,755,144      1,713,575,941       1,713,575,941
----------------------------------------------------------------------------------------------------------
  Cash Management Class           1,321,763,131       1,321,763,131      4,401,672,934       4,401,672,934
----------------------------------------------------------------------------------------------------------
  Reserve Class                     486,042,763         486,042,763      5,302,349,656       5,302,349,656
----------------------------------------------------------------------------------------------------------
  Resource Class                    314,817,201         314,817,201        831,814,148         831,814,148
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 1,930,057           1,930,057          5,289,215           5,289,215
----------------------------------------------------------------------------------------------------------
  Private Investment Class              627,081             627,081          2,463,410           2,463,410
----------------------------------------------------------------------------------------------------------
  Personal Investment Class             219,867             219,867          1,073,144           1,073,144
----------------------------------------------------------------------------------------------------------
  Cash Management Class                 567,348             567,348          3,808,779           3,808,779
----------------------------------------------------------------------------------------------------------
  Reserve Class                          46,962              46,962            616,859             616,859
----------------------------------------------------------------------------------------------------------
  Resource Class                        363,080             363,080          1,719,060           1,719,060
==========================================================================================================
Reacquired:
  Institutional Class           (13,271,606,951)    (13,271,606,951)   (39,885,171,630)    (39,885,171,630)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (1,131,674,988)     (1,131,674,988)    (2,302,858,368)     (2,302,858,368)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class        (837,795,158)       (837,795,158)    (1,758,423,215)     (1,758,423,215)
----------------------------------------------------------------------------------------------------------
  Cash Management Class          (1,281,867,844)     (1,281,867,844)    (4,842,812,097)     (4,842,812,097)
----------------------------------------------------------------------------------------------------------
  Reserve Class                    (506,046,267)       (506,046,267)    (5,345,794,529)     (5,345,794,529)
----------------------------------------------------------------------------------------------------------
  Resource Class                   (310,767,038)       (310,767,038)      (958,923,704)       (958,923,704)
==========================================================================================================
                                   (874,713,572)   $   (874,713,572)      (929,133,453)   $   (929,133,453)
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                           CASH MANAGEMENT CLASS
                               ------------------------------------------------------------------------------
                               SIX MONTHS
                                 ENDED                               YEAR ENDED AUGUST 31,
                               FEBRUARY 29,        ----------------------------------------------------------
                                  2004               2003       2002        2001         2000         1999
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $   1.00          $   1.00   $   1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------
Net investment income               0.004              0.01       0.02         0.05         0.06         0.05
=============================================================================================================
Less dividends from net
  investment income                (0.004)            (0.01)     (0.02)       (0.05)       (0.06)       (0.05)
=============================================================================================================
Net asset value, end of
  period                         $   1.00          $   1.00   $   1.00   $     1.00   $     1.00   $     1.00
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(a)                      0.45%             1.19%      1.93%        5.37%        6.00%        5.07%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $577,110          $536,685   $974,016   $1,139,775   $1,157,412   $1,253,799
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                   0.20%(b)          0.18%      0.18%        0.17%        0.17%        0.17%
-------------------------------------------------------------------------------------------------------------
  Without fee waivers                0.29%(b)          0.28%      0.24%        0.19%        0.19%        0.19%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of net investment
  income to average net
  assets                             0.88%(b)          1.20%      1.97%        5.33%        5.86%        4.94%
_____________________________________________________________________________________________________________
=============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $451,885,654.

NOTE 8--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG currently serves as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF. On April 30, 2004, AIM will succeed IFG as the investment advisor to IVIF.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A. Regulatory Inquiries and Actions
  --------------------------------

  1.  IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B. Private Actions
  ---------------

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG have already been transferred to the District of Maryland in accordance with the Panel's directive. IFG anticipates that in time most or all of the actions pending against it will be transferred to the multidistrict litigation.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Prime Portfolio ("Fund"), a portfolio of Short-Term Investments Trust (formerly a portfolio of Short-Term Investments Company, Inc.), ("Company"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purposes:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

(2) To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as new series portfolio of Short-Term Investments Trust, an existing Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

                                                             WITHHOLDING
      TRUSTEES/MATTER                         VOTES FOR       AUTHORITY
      ---------------                         ---------      -----------
(1)*  Bob R. Baker.......................   21,829,977,162   10,479,118
      Frank S. Bayley....................   21,830,154,550   10,301,730
      James T. Bunch.....................   21,830,155,266   10,301,014
      Bruce L. Crockett..................   21,830,154,531   10,301,749
      Albert R. Dowden...................   21,830,154,371   10,301,909
      Edward K. Dunn, Jr.................   21,830,154,550   10,301,730
      Jack M. Fields.....................   21,830,155,247   10,301,033
      Carl Frischling....................   21,830,155,266   10,301,014
      Robert H. Graham...................   21,830,155,266   10,301,014
      Gerald J. Lewis....................   21,830,155,266   10,301,014
      Prema Mathai-Davis.................   21,830,155,266   10,301,014
      Lewis F. Pennock...................   21,830,155,266   10,301,014
      Ruth H. Quigley....................   21,830,155,087   10,301,193
      Louis S. Sklar.....................   21,830,155,266   10,301,014
      Larry Soll, Ph.D...................   21,830,151,370   10,304,910
      Mark H. Williamson.................   21,830,155,266   10,301,014

                                                               VOTES        WITHHELD/
      MATTER                                  VOTES FOR       AGAINST      ABSTENTIONS
      ------                                  ---------       -------      -----------
(2)*  Approval of an Agreement and Plan
      of Reorganization which provides
      for the redomestication of Company
      as new series portfolio of
      Short-Term Investments Trust, an
      existing Delaware statutory trust
      and, in connection therewith, the
      sale of all of Company's assets and
      the dissolution of Company as a
      Maryland corporation...............
                                            20,735,454,099   63,566,040   1,041,436,141**

---------------

 * Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Company, Inc.

** Includes Broker Non-Votes

                                   [COVER ART]

                      SHORT-TERM INVESTMENTS TRUST (STIT)

                              STIC PRIME PORTFOLIO

                              INSTITUTIONAL CLASS

                                FEBRUARY 29, 2004

                               SEMI-ANNUAL REPORT

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                                    TRUSTEES

Bob R. Baker                                                    Robert H. Graham
Frank S. Bayley                                                  Gerald J. Lewis
James T. Bunch                                                Prema Mathai-Davis
Bruce L. Crockett                                               Lewis F. Pennock
Albert R. Dowden                                                 Ruth H. Quigley
Edward K. Dunn, Jr.                                               Louis S. Sklar
Jack M. Fields                                                 Larry Soll, Ph.D.
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Kevin M. Carome           Senior Vice President, Secretary & Chief Legal Officer
Sidney M. Dilgren                                     Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                             New York, NY 10286-0001

                               COUNSEL TO THE FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                             COUNSEL TO THE TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                             New York, NY 10022-3852

                                 TRANSFER AGENT
                          AIM Investment Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173


   This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.


                                                                       PRM-SAR-1

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--

LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           The economy and the stock market were healthy for most of
ROBERT H.           the reporting period. The nation's gross domestic product,
GRAHAM]             generally considered the broadest measure of economic
                    activity, expanded at an annualized rate of 4.1% in the fourth quarter of 2003, and the S&P 500--Registered
                    Trademark-- Index returned 14.59% for the reporting period.

                        Throughout the reporting period, the federal funds
                    target rate stood at 1.00%, its lowest level since 1958. The U.S. Federal Reserve (the Fed) said in June 2003 that it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. By October, the Fed reported that economic expansion had increased and consumer spending was generally stronger, although the job market remained weak. The Fed's November Beige Book report cited "reasonably broad based" economic expansion in October and early November and noted that in most Federal Reserve districts:

    o wages and the prices of finished goods and services remained fairly stable;
    o retail spending increased on a year-over-year basis;
    o manufacturing activity picked up; and
    o residential real estate activity remained strong while commercial real estate activity remained weak.

    In a widely reported speech in early January 2004, Federal Open Market Committee member Ben Bernanke said that while "downside risks to the economy remain ... the incoming data have continued for the most part to surprise on the upside." In late January, the Fed left short-term rates unchanged and said that economic reports suggested that the economy was "expanding briskly." The Fed dropped its long-standing promise to hold interest rates steady for a "considerable period," replacing it instead with a pledge to be "patient" before raising rates.

YOUR INVESTMENT PORTFOLIO

As of February 29, 2004, the Short-Term Investments Trust STIC Prime Portfolio's Institutional Class outperformed its indexes, as shown in the table. Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 13- to 25-day range; at the close of the reporting period, the WAM stood at 20 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Institutional Class stood at $4.8 billion.

================================================================================

YIELDS AS OF 2/29/04

                                                                SEVEN-DAY
                                                MONTHLY YIELD   SEC YIELD
                                                -------------   ---------
STIC Prime Portfolio                                0.94%         0.94%
Institutional Class
iMoneyNet Money Fund Averages--Trademark--          0.71%         0.72%
First-Tier Institutions Only
iMoneyNet Money Fund Averages--Trademark--          0.66%         0.67%
Total Institutions Only

The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet First-Tier Institutions Only category consists of funds that invest in any allowable 2a-7 investment, except second-tier commercial paper. The iMoneyNet Total Institutions Only category consists of funds with a minimum initial investment of $100,000 or funds that are only open to institutions.

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.

================================================================================


                                                                     (continued)

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

    The STIC Prime Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or fewer, including U.S. government obligations bank obligations, commercial paper and selected repurchase-agreement securities.

IN CONCLUSION

Economic activity continued to expand in January and February, according to information provided by Federal Reserve District Banks, with growth described as "moderate" to "showing signs of acceleration," according to the Federal Reserve's Beige Book. Employment has been growing slowly in most Federal Reserve Districts. Wages and salaries have increased slightly, but employers report substantial increases for employee health-care costs.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

================================================================================

                                   [LINE ART]

MONTHLY YIELD COMPARISON
Six months ended 2/29/04 (Yields are monthly yields for the month-ends shown.)


                  SHORT TERM INVESTMENTS TRUST       IMONEYNET MONEY FUND                  IMONEYNET MONEY FUND
                  STIC PRIME PORTFOLIO               AVERAGES--TRADEMARK--                 AVERAGES--TRADEMARK--
                  INSTITUTIONAL CLASS                FIRST-TIER INSTITUTIONS ONLY          TOTAL INSTITUTIONS ONLY
 8/03                      0.95                               0.71                                  0.67
 9/03                      0.96                               0.71                                  0.66
10/03                      0.96                               0.71                                  0.66
11/03                      0.97                               0.72                                  0.67
12/03                      1.08                               0.73                                  0.68
 1/04                      0.95                               0.72                                  0.67
 2/04                      0.94                               0.71                                  0.66

================================================================================

                                   [LINE ART]

WEIGHTED AVERAGE MATURITY COMPARISON
Six months ended 2/29/04, as of the month-ends shown.


                  SHORT TERM INVESTMENTS TRUST       IMONEYNET MONEY FUND                  IMONEYNET MONEY FUND
                  STIC PRIME PORTFOLIO               AVERAGES--TRADEMARK--                 AVERAGES--TRADEMARK--
                  INSTITUTIONAL CLASS                FIRST-TIER INSTITUTIONS ONLY          TOTAL INSTITUTIONS ONLY
 8/03                          19                              55                                    55
 9/03                          19                              56                                    55
10/03                          20                              57                                    56
11/03                          18                              57                                    56
12/03                          16                              55                                    54
 1/04                          22                              55                                    55
 2/04                          20                              55                                    54

================================================================================

Source: iMoneyNet Financial Data, Inc. iMoneyNet Money Fund Report--Registered Trademark-- for weighted average maturities; iMoneyNet Money Fund
Insight--Registered Trademark-- for monthly yields.

The fund is not managed to track the performance of any particular index, including the indexes defined in this report, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SCHEDULE OF INVESTMENTS

February 29, 2004
(Unaudited)

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

COMMERCIAL PAPER-77.97%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-4.23%

Atlantis One Funding Corp. (Fifth Third
  Bank-ABS Program Sponsor)(b)
  (Acquired 02/03/04; Cost $19,980,544)
  1.03%                                        03/08/04   $ 20,000   $   19,995,994
-----------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)(b)
  (Acquired 01/22/04; Cost $49,917,667)
  1.04%                                        03/19/04     50,000       49,974,000
-----------------------------------------------------------------------------------
  (Acquired 01/23/04; Cost $49,914,167)
  1.03%                                        03/23/04     50,000       49,968,528
-----------------------------------------------------------------------------------
  (Acquired 02/04/04; Cost $29,951,467)
  1.04%                                        03/31/04     30,000       29,974,000
-----------------------------------------------------------------------------------
  (Acquired 02/05/04; Cost $59,896,667)
  1.03%                                        04/05/04     60,000       59,939,722
-----------------------------------------------------------------------------------
  (Acquired 02/19/04; Cost $49,918,458)
  1.03%                                        04/16/04     50,000       49,934,195
===================================================================================
                                                                        259,786,439
===================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-4.67%

Old Line Funding, LLC (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 01/09/04; Cost $48,149,560)
  1.04%                                        03/04/04     48,222       48,217,821
-----------------------------------------------------------------------------------
  (Acquired 01/09/04; Cost $25,787,214)
  1.04%                                        03/08/04     25,829       25,823,777
-----------------------------------------------------------------------------------
  (Acquired 01/16/04; Cost $44,220,957)
  1.03%                                        03/16/04     44,297       44,277,989
-----------------------------------------------------------------------------------
Thunder Bay Funding, LLC (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 01/09/04; Cost $42,896,463)
  1.04%                                        03/01/04     42,961       42,961,000
-----------------------------------------------------------------------------------
  (Acquired 01/15/04; Cost $39,939,344)
  1.03%                                        03/08/04     40,000       39,991,989
-----------------------------------------------------------------------------------
  (Acquired 02/13/04; Cost $65,004,551)
  1.04%                                        04/08/04     65,108       65,036,526
-----------------------------------------------------------------------------------
  (Acquired 02/23/04; Cost $20,060,169)
  1.04%                                        04/23/04     20,095       20,064,232
===================================================================================
                                                                        286,373,334
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY BACKED-7.16%

Aspen Funding Corp. (Deutsche Bank A.G., New
  York Branch-ABS Program Sponsor)(b)
  (Acquired 01/16/04; Cost $99,839,778)
  1.03%                                        03/16/04   $100,000   $   99,957,083
-----------------------------------------------------------------------------------
CXC LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 02/04/04; Cost $49,948,500)
  1.03%                                        03/11/04     50,000       49,985,694
-----------------------------------------------------------------------------------
Newport Funding Corp. (Deutsche Bank A.G.,
  New York Branch-ABS Program Sponsor)(b)(c)
  (Acquired 01/06/04; Cost $44,922,563)
  1.05%                                        03/05/04     45,000       44,994,750
-----------------------------------------------------------------------------------
  (Acquired 01/16/04; Cost $99,839,778)
  1.03%                                        03/16/04    100,000       99,957,083
-----------------------------------------------------------------------------------
Ticonderoga Funding LLC (Bank of America,
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/27/04; Cost $99,899,861)
  1.03%                                        03/02/04    100,000       99,997,139
-----------------------------------------------------------------------------------
Triple-A One Funding Corp. (MBIA Insurance
  Corp.-ABS Program Sponsor)(b)(c)
  (Acquired 01/07/04; Cost $30,036,103)
  1.05%                                        03/05/04     30,087       30,083,490
-----------------------------------------------------------------------------------
  (Acquired 01/09/04; Cost $14,752,812)
  1.04%                                        03/08/04     14,778       14,775,012
===================================================================================
                                                                        439,750,251
===================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-21.85%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 01/23/04; Cost $48,927,099)
  1.03%                                        03/15/04     49,000       48,980,373
-----------------------------------------------------------------------------------
Asset Securitization Capital Co., LLC
  (Canadian Imperial Bank of Commerce-ABS
  Program Sponsor)(b)
  (Acquired 01/13/04; Cost $74,880,833)
  1.04%                                        03/08/04     75,000       74,984,833
-----------------------------------------------------------------------------------
  (Acquired 01/13/04; Cost $59,901,200)
  1.04%                                        03/10/04     60,000       59,984,400
-----------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $49,917,667)
  1.04%                                        03/24/04     50,000       49,966,778
-----------------------------------------------------------------------------------
  (Acquired 02/23/04; Cost $99,832,445)
  1.04%                                        04/21/04    100,000       99,852,667
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Barton Capital Corp. (Societe Generale-ABS
  Program Sponsor)(b)
  (Acquired 01/06/04; Cost $26,875,672)
  1.05%                                        03/05/04   $ 26,922   $   26,918,859
-----------------------------------------------------------------------------------
  (Acquired 01/15/04; Cost $69,887,844)
  1.03%                                        03/11/04     70,000       69,979,972
-----------------------------------------------------------------------------------
  (Acquired 01/15/04; Cost $99,836,917)
  1.03%                                        03/12/04    100,000       99,968,528
-----------------------------------------------------------------------------------
  (Acquired 02/13/04; Cost $23,381,790)
  1.04%                                        04/08/04     23,419       23,393,291
-----------------------------------------------------------------------------------
Charta LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/06/04; Cost $49,916,875)
  1.05%                                        03/03/04     50,000       49,997,083
-----------------------------------------------------------------------------------
  (Acquired 01/16/04; Cost $49,915,597)
  1.03%                                        03/15/04     50,000       49,979,972
-----------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $84,875,971)
  1.03%                                        03/18/04     85,000       84,958,657
-----------------------------------------------------------------------------------
CRC Funding, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/16/04; Cost $26,550,011)
  1.03%                                        03/02/04     26,585       26,584,239
-----------------------------------------------------------------------------------
  (Acquired 01/16/04; Cost $74,884,125)
  1.03%                                        03/10/04     75,000       74,980,688
-----------------------------------------------------------------------------------
  (Acquired 01/16/04; Cost $34,939,917)
  1.03%                                        03/16/04     35,000       34,984,979
-----------------------------------------------------------------------------------
  (Acquired 02/23/04; Cost $49,916,222)
  1.04%                                        04/21/04     50,000       49,926,333
-----------------------------------------------------------------------------------
Edison Asset Securitization, LLC (General
  Electric Capital Corp.-ABS Program
  Sponsor)(b)
  (Acquired 02/03/04; Cost $119,795,467)
  1.04%                                        04/02/04    120,000      119,889,067
-----------------------------------------------------------------------------------
Mont Blanc Capital Corp. (ING Bank-ABS
  Program Sponsor)(b)
  (Acquired 02/11/04; Cost $49,959,556)
  1.04%                                        03/10/04     50,000       49,987,000
-----------------------------------------------------------------------------------
  (Acquired 01/15/04; Cost $59,624.315)
  1.03%                                        03/11/04     59,720       59,702,914
-----------------------------------------------------------------------------------
  (Acquired 01/22/04; Cost $34,939,333)
  1.04%                                        03/22/04     35,000       34,978,767
-----------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (JPMorgan
  Chase Bank-ABS Program Sponsor)(b)
  (Acquired 02/19/04; Cost $51,004,321)
  1.03%                                        04/06/04     51,073       51,020,395
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Receivables Capital Co. LLC (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/16/04; Cost $99,848,361)
  1.03%                                        03/09/04   $100,000   $   99,977,111
===================================================================================
                                                                      1,340,996,906
===================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-20.33%

Blue Ridge Asset Funding Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 02/19/04; Cost $199,725,333)
  1.03%                                        04/07/04    200,000      199,788,278
-----------------------------------------------------------------------------------
CAFCO, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/15/04; Cost $52,930,246)
  1.03%                                        03/01/04     53,000       53,000,000
-----------------------------------------------------------------------------------
  (Acquired 01/15/04; Cost $73,099,472)
  1.03%                                        03/03/04     73,200       73,195,811
-----------------------------------------------------------------------------------
  (Acquired 01/16/04; Cost $49,924,181)
  1.03%                                        03/09/04     50,000       49,988,556
-----------------------------------------------------------------------------------
Eureka Securitization, Inc. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 02/03/04; Cost $49,927,778)
  1.04%                                        03/24/04     50,000       49,966,778
-----------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $74,875,542)
  1.03%                                        03/25/04     75,000       74,948,500
-----------------------------------------------------------------------------------
  (Acquired 02/23/04; Cost $49,927,778)
  1.04%                                        04/13/04     50,000       49,937,889
-----------------------------------------------------------------------------------
  (Acquired 02/19/04; Cost $49,914,167)
  1.03%                                        04/19/04     50,000       49,929,903
-----------------------------------------------------------------------------------
FCAR Owner Trust-Series II (Ford Motor Credit
  Co.-ABS Program Sponsor)
  1.03%                                        03/04/04     50,000       49,995,708
-----------------------------------------------------------------------------------
  1.06%                                        03/05/04    100,000       99,988,222
-----------------------------------------------------------------------------------
  1.03%                                        03/17/04     47,000       46,978,484
-----------------------------------------------------------------------------------
  1.04%                                        04/13/04    125,000      124,844,722
-----------------------------------------------------------------------------------
New Center Asset Trust-Series A-1+ (General
  Motors Acceptance Corp.-ABS Program
  Sponsor)
  1.04%                                        03/09/04     50,000       49,988,444
-----------------------------------------------------------------------------------
  1.04%                                        03/12/04    120,000      119,961,867
-----------------------------------------------------------------------------------
  1.04%                                        03/24/04     80,000       79,946,845
-----------------------------------------------------------------------------------
  1.04%                                        03/26/04     75,000       74,945,833
===================================================================================
                                                                      1,247,405,840
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

CONSUMER FINANCE-3.26%

Toyota Motor Credit Corp.
  1.04%                                        03/19/04   $100,000   $   99,948,000
-----------------------------------------------------------------------------------
  1.04%                                        03/22/04     50,000       49,969,667
-----------------------------------------------------------------------------------
  1.04%                                        03/23/04     50,000       49,968,222
===================================================================================
                                                                        199,885,889
===================================================================================

DIVERSIFIED CAPITAL MARKETS-3.26%

Citigroup Inc.
  1.04%                                        03/22/04    100,000       99,939,333
-----------------------------------------------------------------------------------
  1.04%                                        03/23/04    100,000       99,936,444
===================================================================================
                                                                        199,875,777
===================================================================================

INVESTMENT BANKING & BROKERAGE-1.22%

Morgan Stanley & Co. Inc.
  1.04%                                        04/08/04     75,000       74,917,667
===================================================================================

LIFE & HEALTH INSURANCE-1.83%

New York Life Capital Corp.
  1.02%                                        04/05/04    112,671      112,559,268
===================================================================================

MULTI-LINE INSURANCE-4.95%

GE Financial Assurance Holdings, Inc.(b)
  (Acquired 01/30/04; Cost $128,999,708)
  1.04%                                        03/25/04    129,205      129,115,418
-----------------------------------------------------------------------------------
  (Acquired 02/13/04; Cost $174,701,722)
  1.04%                                        04/12/04    175,000      174,787,667
===================================================================================
                                                                        303,903,085
===================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-5.21%

Credit Suisse First Boston-New York Branch
  1.04%                                        04/01/04    200,000      199,820,889
-----------------------------------------------------------------------------------
  1.04%                                        04/23/04     70,000       69,892,822
-----------------------------------------------------------------------------------
Credit Suisse First Boston USA, Inc.
  1.04%                                        03/04/04     50,000       49,995,667
===================================================================================
                                                                        319,709,378
===================================================================================
    Total Commercial Paper (Cost
      $4,785,163,834)                                                 4,785,163,834
___________________________________________________________________________________
===================================================================================

MASTER NOTE AGREEMENTS-8.73%(d)

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 02/23/04; Cost $300,000,000)
  1.20%(b)(e)                                  08/23/04    300,000      300,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS-(CONTINUED)

Morgan Stanley
  (Acquired 09/15/03; Cost $236,000,000)
  1.11%(b)(f)                                  06/14/04   $236,000   $  236,000,000
===================================================================================
    Total Master Note Agreements (Cost
      $536,000,000)                                                     536,000,000
===================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-0.58%

FEDERAL HOME LOAN BANK (FHLB)-0.58%

Unsec. Disc. Notes, 0.91% (Cost
  $35,480,000)(a)                              03/01/04     35,480       35,480,000
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $5,356,643,834)                               5,356,643,834
===================================================================================

REPURCHASE AGREEMENTS-12.80%

Bear, Stearns & Co. Inc.
  1.06%(g)                                          --     100,000      100,000,000
-----------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.-New York
  Branch (United Kingdom)
  1.06%(h)                                     03/01/04    348,000      348,000,000
-----------------------------------------------------------------------------------
JP Morgan Securities Inc.
  1.06%(i)                                     03/01/04    184,306      184,306,251
-----------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.05%(j)                                     03/01/04     23,000       23,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.05%(k)                                     03/01/04    130,000      130,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $785,306,251)                                                     785,306,251
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-100.08% (Cost
  $6,141,950,085)(l)                                                  6,141,950,085
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.08%)                                    (5,037,258)
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $6,136,912,827
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 02/29/04 was $3,767,565,730, which represented 61.39% of the Fund's net assets. These securities are not considered to be illiquid.
(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., or MBIA Insurance Corp.
(d) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. Interest rate is redetermined daily. Rate shown is the rate in effect on 02/28/04.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's written notice for more than 10% of outstanding balance. Interest rate is redetermined daily. Rate shown is the rate in effect on 02/29/04.
(g) Open joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $256,546,000 U.S. Government obligations, 0% to 7.00% due 05/15/04 to 05/15/29 with an aggregate market value at 02/29/04 of $257,241,055.
(h) Joint repurchase agreement entered into 02/27/04 with a maturing value of $500,044,167. Collateralized by $681,131,008 U.S. Government obligations, 0% to 9.38% due 04/15/04 to 01/01/34 with an aggregate market value at 02/29/04 of $510,008,287.
(i) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $245,325,127 U.S. Government obligations, 4.50% to 7.00% due 05/01/18 to 02/01/34 with an aggregate market value at 02/29/04 of $255,000,589.
(j) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $246,282,908 U.S. Government obligations, 4.50% to 7.65% due 05/01/10 to 03/01/34 with an aggregate market value at 02/29/04 of $256,635,000.
(k) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $246,873,682 U.S. Government obligations, 4.00% to 8.75% due 08/01/08 to 03/01/34 with an aggregate market value at 02/29/04 of $255,001,069.
(l) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $ 5,356,643,834
-----------------------------------------------------------------------------
Repurchase agreements (amortized cost)                            785,306,251
=============================================================================
    Total investments (amortized cost)                          6,141,950,085
=============================================================================
Interest receivables                                                  331,677
-----------------------------------------------------------------------------
Investment for deferred compensation and retirement plans             383,377
-----------------------------------------------------------------------------
Other assets                                                          179,676
=============================================================================
    Total assets                                                6,142,844,815
_____________________________________________________________________________
=============================================================================

LIABILITIES:

Payables for:
  Dividends                                                         4,538,836
-----------------------------------------------------------------------------
  Deferred compensation and retirement plans                          756,845
-----------------------------------------------------------------------------
Accrued distribution fees                                             259,012
-----------------------------------------------------------------------------
Accrued trustees' fees                                                  9,564
-----------------------------------------------------------------------------
Accrued transfer agent fees                                           307,691
-----------------------------------------------------------------------------
Accrued operating expenses                                             60,040
=============================================================================
    Total liabilities                                               5,931,988
=============================================================================
Net assets applicable to shares outstanding                   $ 6,136,912,827
_____________________________________________________________________________
=============================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 6,136,134,594
-----------------------------------------------------------------------------
  Undistributed net investment income                                 779,984
-----------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                         (1,751)
=============================================================================
                                                              $ 6,136,912,827
_____________________________________________________________________________
=============================================================================


NET ASSETS:

Institutional Class                                           $ 4,837,320,690
_____________________________________________________________________________
=============================================================================
Private Investment Class                                      $   423,221,532
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                     $   122,885,528
_____________________________________________________________________________
=============================================================================
Cash Management Class                                         $   577,109,831
_____________________________________________________________________________
=============================================================================
Reserve Class                                                 $    83,715,905
_____________________________________________________________________________
=============================================================================
Resource Class                                                $    92,659,341
_____________________________________________________________________________
=============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES AUTHORIZED:

Institutional Class                                             4,837,866,865
_____________________________________________________________________________
=============================================================================
Private Investment Class                                          423,325,984
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                         122,839,981
_____________________________________________________________________________
=============================================================================
Cash Management Class                                             577,175,170
_____________________________________________________________________________
=============================================================================
Reserve Class                                                      83,724,595
_____________________________________________________________________________
=============================================================================
Resource Class                                                     92,631,983
_____________________________________________________________________________
=============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $          1.00
_____________________________________________________________________________
=============================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 29, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $34,943,025
=========================================================================

EXPENSES:

Advisory fees                                                   4,867,890
-------------------------------------------------------------------------
Administrative services fees                                      345,992
-------------------------------------------------------------------------
Custodian fees                                                    133,759
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,090,590
-------------------------------------------------------------------------
  Personal Investment Class                                       471,204
-------------------------------------------------------------------------
  Cash Management Class                                           224,708
-------------------------------------------------------------------------
  Reserve Class                                                   444,053
-------------------------------------------------------------------------
  Resource Class                                                  103,734
-------------------------------------------------------------------------
Transfer agent fees                                               538,314
-------------------------------------------------------------------------
Trustees' fees                                                     58,651
-------------------------------------------------------------------------
Other                                                             170,528
=========================================================================
    Total expenses                                              8,449,423
=========================================================================
Less: Fees waived                                              (2,905,061)
=========================================================================
    Net expenses                                                5,544,362
=========================================================================
Net investment income                                          29,398,663
=========================================================================
Net increase in net assets resulting from operations          $29,398,663
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2004 and the year ended August 31, 2003 (Unaudited)

                                                               FEBRUARY 29,        AUGUST 31,
                                                                   2004               2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   29,398,663     $   97,285,796
===============================================================================================
    Net increase in net assets resulting from operations          29,398,663         97,285,796
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (25,819,631)       (79,265,979)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (1,480,025)        (4,790,723)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (268,275)        (1,135,614)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (2,007,188)        (9,794,878)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                      (47,480)          (602,071)
-----------------------------------------------------------------------------------------------
  Resource Class                                                    (426,229)        (1,696,366)
===============================================================================================
    Decrease in net assets resulting from distributions          (30,048,828)       (97,285,631)
===============================================================================================
Share transactions-net:
  Institutional Class                                           (751,257,477)      (341,182,886)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                      (137,555,284)        61,372,457
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (10,820,147)       (43,774,130)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           40,462,635       (437,330,384)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                  (19,956,542)       (42,828,014)
-----------------------------------------------------------------------------------------------
  Resource Class                                                   4,413,243       (125,390,496)
===============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                        (874,713,572)      (929,133,453)
===============================================================================================
    Net increase (decrease) in net assets                       (875,363,737)      (929,133,288)
===============================================================================================

NET ASSETS:

  Beginning of period                                          7,012,276,564      7,941,409,852
===============================================================================================
  End of period (including undistributed net investment
    income of $779,984 and $1,430,149 for 2004 and 2003,
    respectively).                                            $6,136,912,827     $7,012,276,564
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 29, 2004
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The STIC Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    On November 24, 2003, the Fund was restructured from a separate series of Short-Term Investments Co. to a new series portfolio of the Trust.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such expense limitations prior to the end of each fiscal year. For the six months ended February 29, 2004, AIM waived fees of $2,219,755.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2004, AIM was paid $345,992 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 29, 2004, AISI retained $479,669 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 29, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $654,354, $345,550, $179,766, $386,326 and $82,987, respectively, after FMC waived plan fees of $436,236, $125,654, $44,942, $57,727 and $20,747, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended February 29, 2004, the Fund paid legal fees of $13,575 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 29, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD
----------------------------------------------------------------------------
August 31, 2011                                                    $1,014
____________________________________________________________________________
============================================================================



NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                      CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                          YEAR ENDED
                                         FEBRUARY 29, 2004                       AUGUST 31, 2003
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            12,518,419,417    $ 12,518,419,417     39,538,699,529    $ 39,538,699,529
----------------------------------------------------------------------------------------------------------
  Private Investment Class          993,492,623         993,492,623      2,361,767,415       2,361,767,415
----------------------------------------------------------------------------------------------------------
  Personal Investment Class         826,755,144         826,755,144      1,713,575,941       1,713,575,941
----------------------------------------------------------------------------------------------------------
  Cash Management Class           1,321,763,131       1,321,763,131      4,401,672,934       4,401,672,934
----------------------------------------------------------------------------------------------------------
  Reserve Class                     486,042,763         486,042,763      5,302,349,656       5,302,349,656
----------------------------------------------------------------------------------------------------------
  Resource Class                    314,817,201         314,817,201        831,814,148         831,814,148
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 1,930,057           1,930,057          5,289,215           5,289,215
----------------------------------------------------------------------------------------------------------
  Private Investment Class              627,081             627,081          2,463,410           2,463,410
----------------------------------------------------------------------------------------------------------
  Personal Investment Class             219,867             219,867          1,073,144           1,073,144
----------------------------------------------------------------------------------------------------------
  Cash Management Class                 567,348             567,348          3,808,779           3,808,779
----------------------------------------------------------------------------------------------------------
  Reserve Class                          46,962              46,962            616,859             616,859
----------------------------------------------------------------------------------------------------------
  Resource Class                        363,080             363,080          1,719,060           1,719,060
==========================================================================================================
Reacquired:
  Institutional Class           (13,271,606,951)    (13,271,606,951)   (39,885,171,630)    (39,885,171,630)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (1,131,674,988)     (1,131,674,988)    (2,302,858,368)     (2,302,858,368)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class        (837,795,158)       (837,795,158)    (1,758,423,215)     (1,758,423,215)
----------------------------------------------------------------------------------------------------------
  Cash Management Class          (1,281,867,844)     (1,281,867,844)    (4,842,812,097)     (4,842,812,097)
----------------------------------------------------------------------------------------------------------
  Reserve Class                    (506,046,267)       (506,046,267)    (5,345,794,529)     (5,345,794,529)
----------------------------------------------------------------------------------------------------------
  Resource Class                   (310,767,038)       (310,767,038)      (958,923,704)       (958,923,704)
==========================================================================================================
                                   (874,713,572)   $   (874,713,572)      (929,133,453)   $   (929,133,453)
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                            INSTITUTIONAL CLASS
                            -----------------------------------------------------------------------------------
                            SIX MONTHS
                               ENDED                                 YEAR ENDED AUGUST 31,
                            FEBRUARY 29,        ---------------------------------------------------------------
                               2004                2003         2002         2001         2000          1999
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                  $     1.00         $     1.00   $     1.00   $     1.00   $      1.00   $     1.00
---------------------------------------------------------------------------------------------------------------
Net investment income             0.005               0.01         0.02         0.05          0.06         0.05
===============================================================================================================
Less dividends from net
  investment income              (0.005)             (0.01)       (0.02)       (0.05)        (0.06)       (0.05)
===============================================================================================================
Net asset value, end of
  period                     $     1.00         $     1.00   $     1.00   $     1.00   $      1.00   $     1.00
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(a)                    0.49%              1.27%        2.01%        5.46%         6.08%        5.15%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)             $4,837,321         $5,589,108   $5,930,291   $7,840,199   $11,874,103   $6,210,056
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to
  average net assets:
  With fee waivers                 0.12%(b)           0.10%        0.10%        0.09%         0.09%        0.09%
---------------------------------------------------------------------------------------------------------------
  Without fee waivers              0.19%(b)           0.18%        0.14%        0.09%         0.09%        0.09%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of net investment
  income to average net
  assets                           0.96%(b)           1.28%        2.05%        5.41%         5.94%        5.02%
_______________________________________________________________________________________________________________
===============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $5,315,716,583.

NOTE 8--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG currently serves as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF. On April 30, 2004, AIM will succeed IFG as the investment advisor to IVIF.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A. Regulatory Inquiries and Actions
  --------------------------------

  1.  IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B. Private Actions
  ---------------

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG have already been transferred to the District of Maryland in accordance with the Panel's directive. IFG anticipates that in time most or all of the actions pending against it will be transferred to the multidistrict litigation.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Prime Portfolio ("Fund"), a portfolio of Short-Term Investments Trust (formerly a portfolio of Short-Term Investments Company, Inc.), ("Company"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purposes:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

(2) To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as new series portfolio of Short-Term Investments Trust, an existing Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

                                                             WITHHOLDING
      TRUSTEES/MATTER                         VOTES FOR       AUTHORITY
      ---------------                         ---------      -----------
(1)*  Bob R. Baker.......................   21,829,977,162   10,479,118
      Frank S. Bayley....................   21,830,154,550   10,301,730
      James T. Bunch.....................   21,830,155,266   10,301,014
      Bruce L. Crockett..................   21,830,154,531   10,301,749
      Albert R. Dowden...................   21,830,154,371   10,301,909
      Edward K. Dunn, Jr.................   21,830,154,550   10,301,730
      Jack M. Fields.....................   21,830,155,247   10,301,033
      Carl Frischling....................   21,830,155,266   10,301,014
      Robert H. Graham...................   21,830,155,266   10,301,014
      Gerald J. Lewis....................   21,830,155,266   10,301,014
      Prema Mathai-Davis.................   21,830,155,266   10,301,014
      Lewis F. Pennock...................   21,830,155,266   10,301,014
      Ruth H. Quigley....................   21,830,155,087   10,301,193
      Louis S. Sklar.....................   21,830,155,266   10,301,014
      Larry Soll, Ph.D...................   21,830,151,370   10,304,910
      Mark H. Williamson.................   21,830,155,266   10,301,014

                                                               VOTES        WITHHELD/
      MATTER                                  VOTES FOR       AGAINST      ABSTENTIONS
      ------                                  ---------       -------      -----------
(2)*  Approval of an Agreement and Plan
      of Reorganization which provides
      for the redomestication of Company
      as new series portfolio of
      Short-Term Investments Trust, an
      existing Delaware statutory trust
      and, in connection therewith, the
      sale of all of Company's assets and
      the dissolution of Company as a
      Maryland corporation...............
                                            20,735,454,099   63,566,040   1,041,436,141**

---------------

 * Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Company, Inc.

** Includes Broker Non-Votes

                                   [COVER ART]

                      SHORT-TERM INVESTMENTS TRUST (STIT)

                              STIC PRIME PORTFOLIO

                            PERSONAL INVESTMENT CLASS

                                FEBRUARY 29, 2004

                               SEMI-ANNUAL REPORT

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                                    TRUSTEES

Bob R. Baker                                                    Robert H. Graham
Frank S. Bayley                                                  Gerald J. Lewis
James T. Bunch                                                Prema Mathai-Davis
Bruce L. Crockett                                               Lewis F. Pennock
Albert R. Dowden                                                 Ruth H. Quigley
Edward K. Dunn, Jr.                                               Louis S. Sklar
Jack M. Fields                                                 Larry Soll, Ph.D.
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Kevin M. Carome           Senior Vice President, Secretary & Chief Legal Officer
Sidney M. Dilgren                                     Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                             New York, NY 10286-0001

                               COUNSEL TO THE FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                             COUNSEL TO THE TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                             New York, NY 10022-3852

                                 TRANSFER AGENT
                          AIM Investment Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173


    This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.


                                                                       PRM-SAR-3

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--

LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           The economy and the stock market were healthy for most of
ROBERT H.           the reporting period. The nation's gross domestic product,
GRAHAM]             generally considered the broadest measure of economic
                    activity, expanded at an annualized rate of 4.1% in the fourth quarter of 2003, and the S&P 500--Registered
                    Trademark-- Index returned 14.59% for the reporting period.

                        Throughout the reporting period, the federal funds
                    target rate stood at 1.00%, its lowest level since 1958. The U.S. Federal Reserve (the Fed) said in June 2003 that it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. By October, the Fed reported that economic expansion had increased and consumer spending was generally stronger, although the job market remained weak. The Fed's November Beige Book report cited "reasonably broad based" economic expansion in October and early November and noted that in most Federal Reserve districts:

    o wages and the prices of finished goods and services remained fairly stable;
    o retail spending increased on a year-over-year basis;
    o manufacturing activity picked up; and
    o residential real estate activity remained strong while commercial real estate activity remained weak.

    In a widely reported speech in early January 2004, Federal Open Market Committee member Ben Bernanke said that while "downside risks to the economy remain ... the incoming data have continued for the most part to surprise on the upside." In late January, the Fed left short-term rates unchanged and said that economic reports suggested that the economy was "expanding briskly." The Fed dropped its long-standing promise to hold interest rates steady for a "considerable period," replacing it instead with a pledge to be "patient" before raising rates.

YOUR INVESTMENT PORTFOLIO

As of February 29, 2004, the Short-Term Investments Trust STIC Prime Portfolio's Personal Investment Class had both a seven-day SEC and a monthly yield of 0.39%. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 13- to 25-day range; at the close of the reporting period, the WAM stood at 20 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Personal Investment Class stood at $122.9 million. Performance quoted is past performance and cannot guarantee comparable future results: current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.

                                                                     (continued)

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

    The STIC Prime Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or fewer, including U.S. government obligations bank obligations, commercial paper and selected repurchase-agreement securities.

IN CONCLUSION

Economic activity continued to expand in January and February, according to information provided by Federal Reserve District Banks, with growth described as "moderate" to "showing signs of acceleration," according to the Federal Reserve's Beige Book. Employment has been growing slowly in most Federal Reserve Districts. Wages and salaries have increased slightly, but employers report substantial increases for employee health-care costs. We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman



AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SCHEDULE OF INVESTMENTS

February 29, 2004
(Unaudited)

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

COMMERCIAL PAPER-77.97%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-4.23%

Atlantis One Funding Corp. (Fifth Third
  Bank-ABS Program Sponsor)(b)
  (Acquired 02/03/04; Cost $19,980,544)
  1.03%                                        03/08/04   $ 20,000   $   19,995,994
-----------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)(b)
  (Acquired 01/22/04; Cost $49,917,667)
  1.04%                                        03/19/04     50,000       49,974,000
-----------------------------------------------------------------------------------
  (Acquired 01/23/04; Cost $49,914,167)
  1.03%                                        03/23/04     50,000       49,968,528
-----------------------------------------------------------------------------------
  (Acquired 02/04/04; Cost $29,951,467)
  1.04%                                        03/31/04     30,000       29,974,000
-----------------------------------------------------------------------------------
  (Acquired 02/05/04; Cost $59,896,667)
  1.03%                                        04/05/04     60,000       59,939,722
-----------------------------------------------------------------------------------
  (Acquired 02/19/04; Cost $49,918,458)
  1.03%                                        04/16/04     50,000       49,934,195
===================================================================================
                                                                        259,786,439
===================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-4.67%

Old Line Funding, LLC (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 01/09/04; Cost $48,149,560)
  1.04%                                        03/04/04     48,222       48,217,821
-----------------------------------------------------------------------------------
  (Acquired 01/09/04; Cost $25,787,214)
  1.04%                                        03/08/04     25,829       25,823,777
-----------------------------------------------------------------------------------
  (Acquired 01/16/04; Cost $44,220,957)
  1.03%                                        03/16/04     44,297       44,277,989
-----------------------------------------------------------------------------------
Thunder Bay Funding, LLC (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 01/09/04; Cost $42,896,463)
  1.04%                                        03/01/04     42,961       42,961,000
-----------------------------------------------------------------------------------
  (Acquired 01/15/04; Cost $39,939,344)
  1.03%                                        03/08/04     40,000       39,991,989
-----------------------------------------------------------------------------------
  (Acquired 02/13/04; Cost $65,004,551)
  1.04%                                        04/08/04     65,108       65,036,526
-----------------------------------------------------------------------------------
  (Acquired 02/23/04; Cost $20,060,169)
  1.04%                                        04/23/04     20,095       20,064,232
===================================================================================
                                                                        286,373,334
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY BACKED-7.16%

Aspen Funding Corp. (Deutsche Bank A.G., New
  York Branch-ABS Program Sponsor)(b)
  (Acquired 01/16/04; Cost $99,839,778)
  1.03%                                        03/16/04   $100,000   $   99,957,083
-----------------------------------------------------------------------------------
CXC LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 02/04/04; Cost $49,948,500)
  1.03%                                        03/11/04     50,000       49,985,694
-----------------------------------------------------------------------------------
Newport Funding Corp. (Deutsche Bank A.G.,
  New York Branch-ABS Program Sponsor)(b)(c)
  (Acquired 01/06/04; Cost $44,922,563)
  1.05%                                        03/05/04     45,000       44,994,750
-----------------------------------------------------------------------------------
  (Acquired 01/16/04; Cost $99,839,778)
  1.03%                                        03/16/04    100,000       99,957,083
-----------------------------------------------------------------------------------
Ticonderoga Funding LLC (Bank of America,
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/27/04; Cost $99,899,861)
  1.03%                                        03/02/04    100,000       99,997,139
-----------------------------------------------------------------------------------
Triple-A One Funding Corp. (MBIA Insurance
  Corp.-ABS Program Sponsor)(b)(c)
  (Acquired 01/07/04; Cost $30,036,103)
  1.05%                                        03/05/04     30,087       30,083,490
-----------------------------------------------------------------------------------
  (Acquired 01/09/04; Cost $14,752,812)
  1.04%                                        03/08/04     14,778       14,775,012
===================================================================================
                                                                        439,750,251
===================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-21.85%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 01/23/04; Cost $48,927,099)
  1.03%                                        03/15/04     49,000       48,980,373
-----------------------------------------------------------------------------------
Asset Securitization Capital Co., LLC
  (Canadian Imperial Bank of Commerce-ABS
  Program Sponsor)(b)
  (Acquired 01/13/04; Cost $74,880,833)
  1.04%                                        03/08/04     75,000       74,984,833
-----------------------------------------------------------------------------------
  (Acquired 01/13/04; Cost $59,901,200)
  1.04%                                        03/10/04     60,000       59,984,400
-----------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $49,917,667)
  1.04%                                        03/24/04     50,000       49,966,778
-----------------------------------------------------------------------------------
  (Acquired 02/23/04; Cost $99,832,445)
  1.04%                                        04/21/04    100,000       99,852,667
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Barton Capital Corp. (Societe Generale-ABS
  Program Sponsor)(b)
  (Acquired 01/06/04; Cost $26,875,672)
  1.05%                                        03/05/04   $ 26,922   $   26,918,859
-----------------------------------------------------------------------------------
  (Acquired 01/15/04; Cost $69,887,844)
  1.03%                                        03/11/04     70,000       69,979,972
-----------------------------------------------------------------------------------
  (Acquired 01/15/04; Cost $99,836,917)
  1.03%                                        03/12/04    100,000       99,968,528
-----------------------------------------------------------------------------------
  (Acquired 02/13/04; Cost $23,381,790)
  1.04%                                        04/08/04     23,419       23,393,291
-----------------------------------------------------------------------------------
Charta LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/06/04; Cost $49,916,875)
  1.05%                                        03/03/04     50,000       49,997,083
-----------------------------------------------------------------------------------
  (Acquired 01/16/04; Cost $49,915,597)
  1.03%                                        03/15/04     50,000       49,979,972
-----------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $84,875,971)
  1.03%                                        03/18/04     85,000       84,958,657
-----------------------------------------------------------------------------------
CRC Funding, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/16/04; Cost $26,550,011)
  1.03%                                        03/02/04     26,585       26,584,239
-----------------------------------------------------------------------------------
  (Acquired 01/16/04; Cost $74,884,125)
  1.03%                                        03/10/04     75,000       74,980,688
-----------------------------------------------------------------------------------
  (Acquired 01/16/04; Cost $34,939,917)
  1.03%                                        03/16/04     35,000       34,984,979
-----------------------------------------------------------------------------------
  (Acquired 02/23/04; Cost $49,916,222)
  1.04%                                        04/21/04     50,000       49,926,333
-----------------------------------------------------------------------------------
Edison Asset Securitization, LLC (General
  Electric Capital Corp.-ABS Program
  Sponsor)(b)
  (Acquired 02/03/04; Cost $119,795,467)
  1.04%                                        04/02/04    120,000      119,889,067
-----------------------------------------------------------------------------------
Mont Blanc Capital Corp. (ING Bank-ABS
  Program Sponsor)(b)
  (Acquired 02/11/04; Cost $49,959,556)
  1.04%                                        03/10/04     50,000       49,987,000
-----------------------------------------------------------------------------------
  (Acquired 01/15/04; Cost $59,624.315)
  1.03%                                        03/11/04     59,720       59,702,914
-----------------------------------------------------------------------------------
  (Acquired 01/22/04; Cost $34,939,333)
  1.04%                                        03/22/04     35,000       34,978,767
-----------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (JPMorgan
  Chase Bank-ABS Program Sponsor)(b)
  (Acquired 02/19/04; Cost $51,004,321)
  1.03%                                        04/06/04     51,073       51,020,395
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Receivables Capital Co. LLC (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/16/04; Cost $99,848,361)
  1.03%                                        03/09/04   $100,000   $   99,977,111
===================================================================================
                                                                      1,340,996,906
===================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-20.33%

Blue Ridge Asset Funding Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 02/19/04; Cost $199,725,333)
  1.03%                                        04/07/04    200,000      199,788,278
-----------------------------------------------------------------------------------
CAFCO, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/15/04; Cost $52,930,246)
  1.03%                                        03/01/04     53,000       53,000,000
-----------------------------------------------------------------------------------
  (Acquired 01/15/04; Cost $73,099,472)
  1.03%                                        03/03/04     73,200       73,195,811
-----------------------------------------------------------------------------------
  (Acquired 01/16/04; Cost $49,924,181)
  1.03%                                        03/09/04     50,000       49,988,556
-----------------------------------------------------------------------------------
Eureka Securitization, Inc. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 02/03/04; Cost $49,927,778)
  1.04%                                        03/24/04     50,000       49,966,778
-----------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $74,875,542)
  1.03%                                        03/25/04     75,000       74,948,500
-----------------------------------------------------------------------------------
  (Acquired 02/23/04; Cost $49,927,778)
  1.04%                                        04/13/04     50,000       49,937,889
-----------------------------------------------------------------------------------
  (Acquired 02/19/04; Cost $49,914,167)
  1.03%                                        04/19/04     50,000       49,929,903
-----------------------------------------------------------------------------------
FCAR Owner Trust-Series II (Ford Motor Credit
  Co.-ABS Program Sponsor)
  1.03%                                        03/04/04     50,000       49,995,708
-----------------------------------------------------------------------------------
  1.06%                                        03/05/04    100,000       99,988,222
-----------------------------------------------------------------------------------
  1.03%                                        03/17/04     47,000       46,978,484
-----------------------------------------------------------------------------------
  1.04%                                        04/13/04    125,000      124,844,722
-----------------------------------------------------------------------------------
New Center Asset Trust-Series A-1+ (General
  Motors Acceptance Corp.-ABS Program
  Sponsor)
  1.04%                                        03/09/04     50,000       49,988,444
-----------------------------------------------------------------------------------
  1.04%                                        03/12/04    120,000      119,961,867
-----------------------------------------------------------------------------------
  1.04%                                        03/24/04     80,000       79,946,845
-----------------------------------------------------------------------------------
  1.04%                                        03/26/04     75,000       74,945,833
===================================================================================
                                                                      1,247,405,840
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

CONSUMER FINANCE-3.26%

Toyota Motor Credit Corp.
  1.04%                                        03/19/04   $100,000   $   99,948,000
-----------------------------------------------------------------------------------
  1.04%                                        03/22/04     50,000       49,969,667
-----------------------------------------------------------------------------------
  1.04%                                        03/23/04     50,000       49,968,222
===================================================================================
                                                                        199,885,889
===================================================================================

DIVERSIFIED CAPITAL MARKETS-3.26%

Citigroup Inc.
  1.04%                                        03/22/04    100,000       99,939,333
-----------------------------------------------------------------------------------
  1.04%                                        03/23/04    100,000       99,936,444
===================================================================================
                                                                        199,875,777
===================================================================================

INVESTMENT BANKING & BROKERAGE-1.22%

Morgan Stanley & Co. Inc.
  1.04%                                        04/08/04     75,000       74,917,667
===================================================================================

LIFE & HEALTH INSURANCE-1.83%

New York Life Capital Corp.
  1.02%                                        04/05/04    112,671      112,559,268
===================================================================================

MULTI-LINE INSURANCE-4.95%

GE Financial Assurance Holdings, Inc.(b)
  (Acquired 01/30/04; Cost $128,999,708)
  1.04%                                        03/25/04    129,205      129,115,418
-----------------------------------------------------------------------------------
  (Acquired 02/13/04; Cost $174,701,722)
  1.04%                                        04/12/04    175,000      174,787,667
===================================================================================
                                                                        303,903,085
===================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-5.21%

Credit Suisse First Boston-New York Branch
  1.04%                                        04/01/04    200,000      199,820,889
-----------------------------------------------------------------------------------
  1.04%                                        04/23/04     70,000       69,892,822
-----------------------------------------------------------------------------------
Credit Suisse First Boston USA, Inc.
  1.04%                                        03/04/04     50,000       49,995,667
===================================================================================
                                                                        319,709,378
===================================================================================
    Total Commercial Paper (Cost
      $4,785,163,834)                                                 4,785,163,834
___________________________________________________________________________________
===================================================================================

MASTER NOTE AGREEMENTS-8.73%(d)

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 02/23/04; Cost $300,000,000)
  1.20%(b)(e)                                  08/23/04    300,000      300,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS-(CONTINUED)

Morgan Stanley
  (Acquired 09/15/03; Cost $236,000,000)
  1.11%(b)(f)                                  06/14/04   $236,000   $  236,000,000
===================================================================================
    Total Master Note Agreements (Cost
      $536,000,000)                                                     536,000,000
===================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-0.58%

FEDERAL HOME LOAN BANK (FHLB)-0.58%

Unsec. Disc. Notes, 0.91% (Cost
  $35,480,000)(a)                              03/01/04     35,480       35,480,000
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $5,356,643,834)                               5,356,643,834
===================================================================================

REPURCHASE AGREEMENTS-12.80%

Bear, Stearns & Co. Inc.
  1.06%(g)                                          --     100,000      100,000,000
-----------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.-New York
  Branch (United Kingdom)
  1.06%(h)                                     03/01/04    348,000      348,000,000
-----------------------------------------------------------------------------------
JP Morgan Securities Inc.
  1.06%(i)                                     03/01/04    184,306      184,306,251
-----------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.05%(j)                                     03/01/04     23,000       23,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.05%(k)                                     03/01/04    130,000      130,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $785,306,251)                                                     785,306,251
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-100.08% (Cost
  $6,141,950,085)(l)                                                  6,141,950,085
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.08%)                                    (5,037,258)
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $6,136,912,827
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 02/29/04 was $3,767,565,730, which represented 61.39% of the Fund's net assets. These securities are not considered to be illiquid.
(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., or MBIA Insurance Corp.
(d) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. Interest rate is redetermined daily. Rate shown is the rate in effect on 02/28/04.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's written notice for more than 10% of outstanding balance. Interest rate is redetermined daily. Rate shown is the rate in effect on 02/29/04.
(g) Open joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $256,546,000 U.S. Government obligations, 0% to 7.00% due 05/15/04 to 05/15/29 with an aggregate market value at 02/29/04 of $257,241,055.
(h) Joint repurchase agreement entered into 02/27/04 with a maturing value of $500,044,167. Collateralized by $681,131,008 U.S. Government obligations, 0% to 9.38% due 04/15/04 to 01/01/34 with an aggregate market value at 02/29/04 of $510,008,287.
(i) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $245,325,127 U.S. Government obligations, 4.50% to 7.00% due 05/01/18 to 02/01/34 with an aggregate market value at 02/29/04 of $255,000,589.
(j) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $246,282,908 U.S. Government obligations, 4.50% to 7.65% due 05/01/10 to 03/01/34 with an aggregate market value at 02/29/04 of $256,635,000.
(k) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $246,873,682 U.S. Government obligations, 4.00% to 8.75% due 08/01/08 to 03/01/34 with an aggregate market value at 02/29/04 of $255,001,069.
(l) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $ 5,356,643,834
-----------------------------------------------------------------------------
Repurchase agreements (amortized cost)                            785,306,251
=============================================================================
    Total investments (amortized cost)                          6,141,950,085
=============================================================================
Interest receivables                                                  331,677
-----------------------------------------------------------------------------
Investment for deferred compensation and retirement plans             383,377
-----------------------------------------------------------------------------
Other assets                                                          179,676
=============================================================================
    Total assets                                                6,142,844,815
_____________________________________________________________________________
=============================================================================

LIABILITIES:

Payables for:
  Dividends                                                         4,538,836
-----------------------------------------------------------------------------
  Deferred compensation and retirement plans                          756,845
-----------------------------------------------------------------------------
Accrued distribution fees                                             259,012
-----------------------------------------------------------------------------
Accrued trustees' fees                                                  9,564
-----------------------------------------------------------------------------
Accrued transfer agent fees                                           307,691
-----------------------------------------------------------------------------
Accrued operating expenses                                             60,040
=============================================================================
    Total liabilities                                               5,931,988
=============================================================================
Net assets applicable to shares outstanding                   $ 6,136,912,827
_____________________________________________________________________________
=============================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 6,136,134,594
-----------------------------------------------------------------------------
  Undistributed net investment income                                 779,984
-----------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                         (1,751)
=============================================================================
                                                              $ 6,136,912,827
_____________________________________________________________________________
=============================================================================


NET ASSETS:

Institutional Class                                           $ 4,837,320,690
_____________________________________________________________________________
=============================================================================
Private Investment Class                                      $   423,221,532
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                     $   122,885,528
_____________________________________________________________________________
=============================================================================
Cash Management Class                                         $   577,109,831
_____________________________________________________________________________
=============================================================================
Reserve Class                                                 $    83,715,905
_____________________________________________________________________________
=============================================================================
Resource Class                                                $    92,659,341
_____________________________________________________________________________
=============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES AUTHORIZED:

Institutional Class                                             4,837,866,865
_____________________________________________________________________________
=============================================================================
Private Investment Class                                          423,325,984
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                         122,839,981
_____________________________________________________________________________
=============================================================================
Cash Management Class                                             577,175,170
_____________________________________________________________________________
=============================================================================
Reserve Class                                                      83,724,595
_____________________________________________________________________________
=============================================================================
Resource Class                                                     92,631,983
_____________________________________________________________________________
=============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $          1.00
_____________________________________________________________________________
=============================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 29, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $34,943,025
=========================================================================

EXPENSES:

Advisory fees                                                   4,867,890
-------------------------------------------------------------------------
Administrative services fees                                      345,992
-------------------------------------------------------------------------
Custodian fees                                                    133,759
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,090,590
-------------------------------------------------------------------------
  Personal Investment Class                                       471,204
-------------------------------------------------------------------------
  Cash Management Class                                           224,708
-------------------------------------------------------------------------
  Reserve Class                                                   444,053
-------------------------------------------------------------------------
  Resource Class                                                  103,734
-------------------------------------------------------------------------
Transfer agent fees                                               538,314
-------------------------------------------------------------------------
Trustees' fees                                                     58,651
-------------------------------------------------------------------------
Other                                                             170,528
=========================================================================
    Total expenses                                              8,449,423
=========================================================================
Less: Fees waived                                              (2,905,061)
=========================================================================
    Net expenses                                                5,544,362
=========================================================================
Net investment income                                          29,398,663
=========================================================================
Net increase in net assets resulting from operations          $29,398,663
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2004 and the year ended August 31, 2003 (Unaudited)

                                                               FEBRUARY 29,        AUGUST 31,
                                                                   2004               2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   29,398,663     $   97,285,796
===============================================================================================
    Net increase in net assets resulting from operations          29,398,663         97,285,796
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (25,819,631)       (79,265,979)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (1,480,025)        (4,790,723)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (268,275)        (1,135,614)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (2,007,188)        (9,794,878)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                      (47,480)          (602,071)
-----------------------------------------------------------------------------------------------
  Resource Class                                                    (426,229)        (1,696,366)
===============================================================================================
    Decrease in net assets resulting from distributions          (30,048,828)       (97,285,631)
===============================================================================================
Share transactions-net:
  Institutional Class                                           (751,257,477)      (341,182,886)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                      (137,555,284)        61,372,457
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (10,820,147)       (43,774,130)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           40,462,635       (437,330,384)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                  (19,956,542)       (42,828,014)
-----------------------------------------------------------------------------------------------
  Resource Class                                                   4,413,243       (125,390,496)
===============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                        (874,713,572)      (929,133,453)
===============================================================================================
    Net increase (decrease) in net assets                       (875,363,737)      (929,133,288)
===============================================================================================

NET ASSETS:

  Beginning of period                                          7,012,276,564      7,941,409,852
===============================================================================================
  End of period (including undistributed net investment
    income of $779,984 and $1,430,149 for 2004 and 2003,
    respectively).                                            $6,136,912,827     $7,012,276,564
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 29, 2004
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The STIC Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    On November 24, 2003, the Fund was restructured from a separate series of Short-Term Investments Co. to a new series portfolio of the Trust.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such expense limitations prior to the end of each fiscal year. For the six months ended February 29, 2004, AIM waived fees of $2,219,755.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2004, AIM was paid $345,992 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 29, 2004, AISI retained $479,669 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 29, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $654,354, $345,550, $179,766, $386,326 and $82,987, respectively, after FMC waived plan fees of $436,236, $125,654, $44,942, $57,727 and $20,747, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended February 29, 2004, the Fund paid legal fees of $13,575 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 29, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD
----------------------------------------------------------------------------
August 31, 2011                                                    $1,014
____________________________________________________________________________
============================================================================



NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                      CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                          YEAR ENDED
                                         FEBRUARY 29, 2004                       AUGUST 31, 2003
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            12,518,419,417    $ 12,518,419,417     39,538,699,529    $ 39,538,699,529
----------------------------------------------------------------------------------------------------------
  Private Investment Class          993,492,623         993,492,623      2,361,767,415       2,361,767,415
----------------------------------------------------------------------------------------------------------
  Personal Investment Class         826,755,144         826,755,144      1,713,575,941       1,713,575,941
----------------------------------------------------------------------------------------------------------
  Cash Management Class           1,321,763,131       1,321,763,131      4,401,672,934       4,401,672,934
----------------------------------------------------------------------------------------------------------
  Reserve Class                     486,042,763         486,042,763      5,302,349,656       5,302,349,656
----------------------------------------------------------------------------------------------------------
  Resource Class                    314,817,201         314,817,201        831,814,148         831,814,148
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 1,930,057           1,930,057          5,289,215           5,289,215
----------------------------------------------------------------------------------------------------------
  Private Investment Class              627,081             627,081          2,463,410           2,463,410
----------------------------------------------------------------------------------------------------------
  Personal Investment Class             219,867             219,867          1,073,144           1,073,144
----------------------------------------------------------------------------------------------------------
  Cash Management Class                 567,348             567,348          3,808,779           3,808,779
----------------------------------------------------------------------------------------------------------
  Reserve Class                          46,962              46,962            616,859             616,859
----------------------------------------------------------------------------------------------------------
  Resource Class                        363,080             363,080          1,719,060           1,719,060
==========================================================================================================
Reacquired:
  Institutional Class           (13,271,606,951)    (13,271,606,951)   (39,885,171,630)    (39,885,171,630)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (1,131,674,988)     (1,131,674,988)    (2,302,858,368)     (2,302,858,368)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class        (837,795,158)       (837,795,158)    (1,758,423,215)     (1,758,423,215)
----------------------------------------------------------------------------------------------------------
  Cash Management Class          (1,281,867,844)     (1,281,867,844)    (4,842,812,097)     (4,842,812,097)
----------------------------------------------------------------------------------------------------------
  Reserve Class                    (506,046,267)       (506,046,267)    (5,345,794,529)     (5,345,794,529)
----------------------------------------------------------------------------------------------------------
  Resource Class                   (310,767,038)       (310,767,038)      (958,923,704)       (958,923,704)
==========================================================================================================
                                   (874,713,572)   $   (874,713,572)      (929,133,453)   $   (929,133,453)
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                          PERSONAL INVESTMENT CLASS
                                   -----------------------------------------------------------------------
                                   SIX MONTHS
                                     ENDED                            YEAR ENDED AUGUST 31,
                                   FEBRUARY 29,        ---------------------------------------------------
                                      2004               2003       2002       2001       2000      1999
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $   1.00          $   1.00   $   1.00   $   1.00   $   1.00   $  1.00
----------------------------------------------------------------------------------------------------------
Net investment income                   0.002              0.01       0.02       0.05       0.05      0.05
==========================================================================================================
Less dividends from net
  investment income                    (0.002)            (0.01)     (0.02)     (0.05)     (0.05)    (0.05)
==========================================================================================================
Net asset value, end of period       $   1.00          $   1.00   $   1.00   $   1.00   $   1.00   $  1.00
__________________________________________________________________________________________________________
==========================================================================================================
Total return(a)                          0.21%             0.72%      1.50%      4.93%      5.55%     4.63%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $122,886          $133,719   $177,493   $216,286   $142,235   $87,754
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                       0.67%(b)          0.65%      0.60%      0.59%      0.59%     0.59%
----------------------------------------------------------------------------------------------------------
  Without fee waivers                    0.94%(b)          0.93%      0.89%      0.84%      0.84%     0.84%
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of net investment income to
  average net assets                     0.41%(b)          0.73%      1.55%      4.91%      5.44%     4.52%
__________________________________________________________________________________________________________
==========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $126,344,813.

NOTE 8--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG currently serves as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF. On April 30, 2004, AIM will succeed IFG as the investment advisor to IVIF.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A. Regulatory Inquiries and Actions
  --------------------------------

  1.  IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B. Private Actions
  ---------------

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG have already been transferred to the District of Maryland in accordance with the Panel's directive. IFG anticipates that in time most or all of the actions pending against it will be transferred to the multidistrict litigation.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Prime Portfolio ("Fund"), a portfolio of Short-Term Investments Trust (formerly a portfolio of Short-Term Investments Company, Inc.), ("Company"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purposes:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

(2) To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as new series portfolio of Short-Term Investments Trust, an existing Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

                                                             WITHHOLDING
      TRUSTEES/MATTER                         VOTES FOR       AUTHORITY
      ---------------                         ---------      -----------
(1)*  Bob R. Baker.......................   21,829,977,162   10,479,118
      Frank S. Bayley....................   21,830,154,550   10,301,730
      James T. Bunch.....................   21,830,155,266   10,301,014
      Bruce L. Crockett..................   21,830,154,531   10,301,749
      Albert R. Dowden...................   21,830,154,371   10,301,909
      Edward K. Dunn, Jr.................   21,830,154,550   10,301,730
      Jack M. Fields.....................   21,830,155,247   10,301,033
      Carl Frischling....................   21,830,155,266   10,301,014
      Robert H. Graham...................   21,830,155,266   10,301,014
      Gerald J. Lewis....................   21,830,155,266   10,301,014
      Prema Mathai-Davis.................   21,830,155,266   10,301,014
      Lewis F. Pennock...................   21,830,155,266   10,301,014
      Ruth H. Quigley....................   21,830,155,087   10,301,193
      Louis S. Sklar.....................   21,830,155,266   10,301,014
      Larry Soll, Ph.D...................   21,830,151,370   10,304,910
      Mark H. Williamson.................   21,830,155,266   10,301,014

                                                               VOTES        WITHHELD/
      MATTER                                  VOTES FOR       AGAINST      ABSTENTIONS
      ------                                  ---------       -------      -----------
(2)*  Approval of an Agreement and Plan
      of Reorganization which provides
      for the redomestication of Company
      as new series portfolio of
      Short-Term Investments Trust, an
      existing Delaware statutory trust
      and, in connection therewith, the
      sale of all of Company's assets and
      the dissolution of Company as a
      Maryland corporation...............
                                            20,735,454,099   63,566,040   1,041,436,141**

---------------

 * Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Company, Inc.

** Includes Broker Non-Votes

                                   [COVER ART]

                      SHORT-TERM INVESTMENTS TRUST (STIT)

                              STIC PRIME PORTFOLIO

                            PRIVATE INVESTMENT CLASS

                                FEBRUARY 29, 2004

                               SEMI-ANNUAL REPORT

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                                    TRUSTEES

Bob R. Baker                                                    Robert H. Graham
Frank S. Bayley                                                  Gerald J. Lewis
James T. Bunch                                                Prema Mathai-Davis
Bruce L. Crockett                                               Lewis F. Pennock
Albert R. Dowden                                                 Ruth H. Quigley
Edward K. Dunn, Jr.                                               Louis S. Sklar
Jack M. Fields                                                 Larry Soll, Ph.D.
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Kevin M. Carome           Senior Vice President, Secretary & Chief Legal Officer
Sidney M. Dilgren                                     Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                             New York, NY 10286-0001

                               COUNSEL TO THE FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                             COUNSEL TO THE TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                             New York, NY 10022-3852

                                 TRANSFER AGENT
                          AIM Investment Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173


    This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.

                                                                       PRM-SAR-2

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--

LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           The economy and the stock market were healthy for most of
ROBERT H.           the reporting period. The nation's gross domestic product,
GRAHAM]             generally considered the broadest measure of economic
                    activity, expanded at an annualized rate of 4.1% in the fourth quarter of 2003, and the S&P 500--Registered
                    Trademark-- Index returned 14.59% for the reporting period.

                        Throughout the reporting period, the federal funds
                    target rate stood at 1.00%, its lowest level since 1958. The U.S. Federal Reserve (the Fed) said in June 2003 that it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. By October, the Fed reported that economic expansion had increased and consumer spending was generally stronger, although the job market remained weak. The Fed's November Beige Book report cited "reasonably broad based" economic expansion in October and early November and noted that in most Federal Reserve districts:

    o wages and the prices of finished goods and services remained fairly stable;
    o retail spending increased on a year-over-year basis;
    o manufacturing activity picked up; and
    o residential real estate activity remained strong while commercial real estate activity remained weak.

    In a widely reported speech in early January 2004, Federal Open Market Committee member Ben Bernanke said that while "downside risks to the economy remain ... the incoming data have continued for the most part to surprise on the upside." In late January, the Fed left short-term rates unchanged and said that economic reports suggested that the economy was "expanding briskly." The Fed dropped its long-standing promise to hold interest rates steady for a "considerable period," replacing it instead with a pledge to be "patient" before raising rates.

YOUR INVESTMENT PORTFOLIO

As of February 29, 2004, both the seven-day SEC and the monthly yield of the Short-Term Investments Trust STIC Prime Portfolio's Private Investment Class was 0.64%. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 13- to 25-day range; at the close of the reporting period, the WAM stood at 20 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Private Investment Class stood at $423.2 million. Performance quoted is past performance and cannot guarantee comparable future results: current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.


                                                                     (continued)

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

    The STIC Prime Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or fewer, including U.S. government obligations bank obligations, commercial paper and selected repurchase-agreement securities.

IN CONCLUSION

Economic activity continued to expand in January and February, according to information provided by Federal Reserve District Banks, with growth described as "moderate" to "showing signs of acceleration," according to the Federal Reserve's Beige Book. Employment has been growing slowly in most Federal Reserve Districts. Wages and salaries have increased slightly, but employers report substantial increases for employee health-care costs.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SCHEDULE OF INVESTMENTS

February 29, 2004
(Unaudited)

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

COMMERCIAL PAPER-77.97%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-4.23%

Atlantis One Funding Corp. (Fifth Third
  Bank-ABS Program Sponsor)(b)
  (Acquired 02/03/04; Cost $19,980,544)
  1.03%                                        03/08/04   $ 20,000   $   19,995,994
-----------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)(b)
  (Acquired 01/22/04; Cost $49,917,667)
  1.04%                                        03/19/04     50,000       49,974,000
-----------------------------------------------------------------------------------
  (Acquired 01/23/04; Cost $49,914,167)
  1.03%                                        03/23/04     50,000       49,968,528
-----------------------------------------------------------------------------------
  (Acquired 02/04/04; Cost $29,951,467)
  1.04%                                        03/31/04     30,000       29,974,000
-----------------------------------------------------------------------------------
  (Acquired 02/05/04; Cost $59,896,667)
  1.03%                                        04/05/04     60,000       59,939,722
-----------------------------------------------------------------------------------
  (Acquired 02/19/04; Cost $49,918,458)
  1.03%                                        04/16/04     50,000       49,934,195
===================================================================================
                                                                        259,786,439
===================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-4.67%

Old Line Funding, LLC (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 01/09/04; Cost $48,149,560)
  1.04%                                        03/04/04     48,222       48,217,821
-----------------------------------------------------------------------------------
  (Acquired 01/09/04; Cost $25,787,214)
  1.04%                                        03/08/04     25,829       25,823,777
-----------------------------------------------------------------------------------
  (Acquired 01/16/04; Cost $44,220,957)
  1.03%                                        03/16/04     44,297       44,277,989
-----------------------------------------------------------------------------------
Thunder Bay Funding, LLC (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 01/09/04; Cost $42,896,463)
  1.04%                                        03/01/04     42,961       42,961,000
-----------------------------------------------------------------------------------
  (Acquired 01/15/04; Cost $39,939,344)
  1.03%                                        03/08/04     40,000       39,991,989
-----------------------------------------------------------------------------------
  (Acquired 02/13/04; Cost $65,004,551)
  1.04%                                        04/08/04     65,108       65,036,526
-----------------------------------------------------------------------------------
  (Acquired 02/23/04; Cost $20,060,169)
  1.04%                                        04/23/04     20,095       20,064,232
===================================================================================
                                                                        286,373,334
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY BACKED-7.16%

Aspen Funding Corp. (Deutsche Bank A.G., New
  York Branch-ABS Program Sponsor)(b)
  (Acquired 01/16/04; Cost $99,839,778)
  1.03%                                        03/16/04   $100,000   $   99,957,083
-----------------------------------------------------------------------------------
CXC LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 02/04/04; Cost $49,948,500)
  1.03%                                        03/11/04     50,000       49,985,694
-----------------------------------------------------------------------------------
Newport Funding Corp. (Deutsche Bank A.G.,
  New York Branch-ABS Program Sponsor)(b)(c)
  (Acquired 01/06/04; Cost $44,922,563)
  1.05%                                        03/05/04     45,000       44,994,750
-----------------------------------------------------------------------------------
  (Acquired 01/16/04; Cost $99,839,778)
  1.03%                                        03/16/04    100,000       99,957,083
-----------------------------------------------------------------------------------
Ticonderoga Funding LLC (Bank of America,
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/27/04; Cost $99,899,861)
  1.03%                                        03/02/04    100,000       99,997,139
-----------------------------------------------------------------------------------
Triple-A One Funding Corp. (MBIA Insurance
  Corp.-ABS Program Sponsor)(b)(c)
  (Acquired 01/07/04; Cost $30,036,103)
  1.05%                                        03/05/04     30,087       30,083,490
-----------------------------------------------------------------------------------
  (Acquired 01/09/04; Cost $14,752,812)
  1.04%                                        03/08/04     14,778       14,775,012
===================================================================================
                                                                        439,750,251
===================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-21.85%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 01/23/04; Cost $48,927,099)
  1.03%                                        03/15/04     49,000       48,980,373
-----------------------------------------------------------------------------------
Asset Securitization Capital Co., LLC
  (Canadian Imperial Bank of Commerce-ABS
  Program Sponsor)(b)
  (Acquired 01/13/04; Cost $74,880,833)
  1.04%                                        03/08/04     75,000       74,984,833
-----------------------------------------------------------------------------------
  (Acquired 01/13/04; Cost $59,901,200)
  1.04%                                        03/10/04     60,000       59,984,400
-----------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $49,917,667)
  1.04%                                        03/24/04     50,000       49,966,778
-----------------------------------------------------------------------------------
  (Acquired 02/23/04; Cost $99,832,445)
  1.04%                                        04/21/04    100,000       99,852,667
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Barton Capital Corp. (Societe Generale-ABS
  Program Sponsor)(b)
  (Acquired 01/06/04; Cost $26,875,672)
  1.05%                                        03/05/04   $ 26,922   $   26,918,859
-----------------------------------------------------------------------------------
  (Acquired 01/15/04; Cost $69,887,844)
  1.03%                                        03/11/04     70,000       69,979,972
-----------------------------------------------------------------------------------
  (Acquired 01/15/04; Cost $99,836,917)
  1.03%                                        03/12/04    100,000       99,968,528
-----------------------------------------------------------------------------------
  (Acquired 02/13/04; Cost $23,381,790)
  1.04%                                        04/08/04     23,419       23,393,291
-----------------------------------------------------------------------------------
Charta LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/06/04; Cost $49,916,875)
  1.05%                                        03/03/04     50,000       49,997,083
-----------------------------------------------------------------------------------
  (Acquired 01/16/04; Cost $49,915,597)
  1.03%                                        03/15/04     50,000       49,979,972
-----------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $84,875,971)
  1.03%                                        03/18/04     85,000       84,958,657
-----------------------------------------------------------------------------------
CRC Funding, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/16/04; Cost $26,550,011)
  1.03%                                        03/02/04     26,585       26,584,239
-----------------------------------------------------------------------------------
  (Acquired 01/16/04; Cost $74,884,125)
  1.03%                                        03/10/04     75,000       74,980,688
-----------------------------------------------------------------------------------
  (Acquired 01/16/04; Cost $34,939,917)
  1.03%                                        03/16/04     35,000       34,984,979
-----------------------------------------------------------------------------------
  (Acquired 02/23/04; Cost $49,916,222)
  1.04%                                        04/21/04     50,000       49,926,333
-----------------------------------------------------------------------------------
Edison Asset Securitization, LLC (General
  Electric Capital Corp.-ABS Program
  Sponsor)(b)
  (Acquired 02/03/04; Cost $119,795,467)
  1.04%                                        04/02/04    120,000      119,889,067
-----------------------------------------------------------------------------------
Mont Blanc Capital Corp. (ING Bank-ABS
  Program Sponsor)(b)
  (Acquired 02/11/04; Cost $49,959,556)
  1.04%                                        03/10/04     50,000       49,987,000
-----------------------------------------------------------------------------------
  (Acquired 01/15/04; Cost $59,624.315)
  1.03%                                        03/11/04     59,720       59,702,914
-----------------------------------------------------------------------------------
  (Acquired 01/22/04; Cost $34,939,333)
  1.04%                                        03/22/04     35,000       34,978,767
-----------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (JPMorgan
  Chase Bank-ABS Program Sponsor)(b)
  (Acquired 02/19/04; Cost $51,004,321)
  1.03%                                        04/06/04     51,073       51,020,395
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Receivables Capital Co. LLC (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/16/04; Cost $99,848,361)
  1.03%                                        03/09/04   $100,000   $   99,977,111
===================================================================================
                                                                      1,340,996,906
===================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-20.33%

Blue Ridge Asset Funding Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 02/19/04; Cost $199,725,333)
  1.03%                                        04/07/04    200,000      199,788,278
-----------------------------------------------------------------------------------
CAFCO, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/15/04; Cost $52,930,246)
  1.03%                                        03/01/04     53,000       53,000,000
-----------------------------------------------------------------------------------
  (Acquired 01/15/04; Cost $73,099,472)
  1.03%                                        03/03/04     73,200       73,195,811
-----------------------------------------------------------------------------------
  (Acquired 01/16/04; Cost $49,924,181)
  1.03%                                        03/09/04     50,000       49,988,556
-----------------------------------------------------------------------------------
Eureka Securitization, Inc. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 02/03/04; Cost $49,927,778)
  1.04%                                        03/24/04     50,000       49,966,778
-----------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $74,875,542)
  1.03%                                        03/25/04     75,000       74,948,500
-----------------------------------------------------------------------------------
  (Acquired 02/23/04; Cost $49,927,778)
  1.04%                                        04/13/04     50,000       49,937,889
-----------------------------------------------------------------------------------
  (Acquired 02/19/04; Cost $49,914,167)
  1.03%                                        04/19/04     50,000       49,929,903
-----------------------------------------------------------------------------------
FCAR Owner Trust-Series II (Ford Motor Credit
  Co.-ABS Program Sponsor)
  1.03%                                        03/04/04     50,000       49,995,708
-----------------------------------------------------------------------------------
  1.06%                                        03/05/04    100,000       99,988,222
-----------------------------------------------------------------------------------
  1.03%                                        03/17/04     47,000       46,978,484
-----------------------------------------------------------------------------------
  1.04%                                        04/13/04    125,000      124,844,722
-----------------------------------------------------------------------------------
New Center Asset Trust-Series A-1+ (General
  Motors Acceptance Corp.-ABS Program
  Sponsor)
  1.04%                                        03/09/04     50,000       49,988,444
-----------------------------------------------------------------------------------
  1.04%                                        03/12/04    120,000      119,961,867
-----------------------------------------------------------------------------------
  1.04%                                        03/24/04     80,000       79,946,845
-----------------------------------------------------------------------------------
  1.04%                                        03/26/04     75,000       74,945,833
===================================================================================
                                                                      1,247,405,840
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

CONSUMER FINANCE-3.26%

Toyota Motor Credit Corp.
  1.04%                                        03/19/04   $100,000   $   99,948,000
-----------------------------------------------------------------------------------
  1.04%                                        03/22/04     50,000       49,969,667
-----------------------------------------------------------------------------------
  1.04%                                        03/23/04     50,000       49,968,222
===================================================================================
                                                                        199,885,889
===================================================================================

DIVERSIFIED CAPITAL MARKETS-3.26%

Citigroup Inc.
  1.04%                                        03/22/04    100,000       99,939,333
-----------------------------------------------------------------------------------
  1.04%                                        03/23/04    100,000       99,936,444
===================================================================================
                                                                        199,875,777
===================================================================================

INVESTMENT BANKING & BROKERAGE-1.22%

Morgan Stanley & Co. Inc.
  1.04%                                        04/08/04     75,000       74,917,667
===================================================================================

LIFE & HEALTH INSURANCE-1.83%

New York Life Capital Corp.
  1.02%                                        04/05/04    112,671      112,559,268
===================================================================================

MULTI-LINE INSURANCE-4.95%

GE Financial Assurance Holdings, Inc.(b)
  (Acquired 01/30/04; Cost $128,999,708)
  1.04%                                        03/25/04    129,205      129,115,418
-----------------------------------------------------------------------------------
  (Acquired 02/13/04; Cost $174,701,722)
  1.04%                                        04/12/04    175,000      174,787,667
===================================================================================
                                                                        303,903,085
===================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-5.21%

Credit Suisse First Boston-New York Branch
  1.04%                                        04/01/04    200,000      199,820,889
-----------------------------------------------------------------------------------
  1.04%                                        04/23/04     70,000       69,892,822
-----------------------------------------------------------------------------------
Credit Suisse First Boston USA, Inc.
  1.04%                                        03/04/04     50,000       49,995,667
===================================================================================
                                                                        319,709,378
===================================================================================
    Total Commercial Paper (Cost
      $4,785,163,834)                                                 4,785,163,834
___________________________________________________________________________________
===================================================================================

MASTER NOTE AGREEMENTS-8.73%(d)

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 02/23/04; Cost $300,000,000)
  1.20%(b)(e)                                  08/23/04    300,000      300,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS-(CONTINUED)

Morgan Stanley
  (Acquired 09/15/03; Cost $236,000,000)
  1.11%(b)(f)                                  06/14/04   $236,000   $  236,000,000
===================================================================================
    Total Master Note Agreements (Cost
      $536,000,000)                                                     536,000,000
===================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-0.58%

FEDERAL HOME LOAN BANK (FHLB)-0.58%

Unsec. Disc. Notes, 0.91% (Cost
  $35,480,000)(a)                              03/01/04     35,480       35,480,000
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $5,356,643,834)                               5,356,643,834
===================================================================================

REPURCHASE AGREEMENTS-12.80%

Bear, Stearns & Co. Inc.
  1.06%(g)                                          --     100,000      100,000,000
-----------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.-New York
  Branch (United Kingdom)
  1.06%(h)                                     03/01/04    348,000      348,000,000
-----------------------------------------------------------------------------------
JP Morgan Securities Inc.
  1.06%(i)                                     03/01/04    184,306      184,306,251
-----------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.05%(j)                                     03/01/04     23,000       23,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.05%(k)                                     03/01/04    130,000      130,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $785,306,251)                                                     785,306,251
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-100.08% (Cost
  $6,141,950,085)(l)                                                  6,141,950,085
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.08%)                                    (5,037,258)
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $6,136,912,827
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 02/29/04 was $3,767,565,730, which represented 61.39% of the Fund's net assets. These securities are not considered to be illiquid.
(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., or MBIA Insurance Corp.
(d) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. Interest rate is redetermined daily. Rate shown is the rate in effect on 02/28/04.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's written notice for more than 10% of outstanding balance. Interest rate is redetermined daily. Rate shown is the rate in effect on 02/29/04.
(g) Open joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $256,546,000 U.S. Government obligations, 0% to 7.00% due 05/15/04 to 05/15/29 with an aggregate market value at 02/29/04 of $257,241,055.
(h) Joint repurchase agreement entered into 02/27/04 with a maturing value of $500,044,167. Collateralized by $681,131,008 U.S. Government obligations, 0% to 9.38% due 04/15/04 to 01/01/34 with an aggregate market value at 02/29/04 of $510,008,287.
(i) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $245,325,127 U.S. Government obligations, 4.50% to 7.00% due 05/01/18 to 02/01/34 with an aggregate market value at 02/29/04 of $255,000,589.
(j) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $246,282,908 U.S. Government obligations, 4.50% to 7.65% due 05/01/10 to 03/01/34 with an aggregate market value at 02/29/04 of $256,635,000.
(k) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $246,873,682 U.S. Government obligations, 4.00% to 8.75% due 08/01/08 to 03/01/34 with an aggregate market value at 02/29/04 of $255,001,069.
(l) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $ 5,356,643,834
-----------------------------------------------------------------------------
Repurchase agreements (amortized cost)                            785,306,251
=============================================================================
    Total investments (amortized cost)                          6,141,950,085
=============================================================================
Interest receivables                                                  331,677
-----------------------------------------------------------------------------
Investment for deferred compensation and retirement plans             383,377
-----------------------------------------------------------------------------
Other assets                                                          179,676
=============================================================================
    Total assets                                                6,142,844,815
_____________________________________________________________________________
=============================================================================

LIABILITIES:

Payables for:
  Dividends                                                         4,538,836
-----------------------------------------------------------------------------
  Deferred compensation and retirement plans                          756,845
-----------------------------------------------------------------------------
Accrued distribution fees                                             259,012
-----------------------------------------------------------------------------
Accrued trustees' fees                                                  9,564
-----------------------------------------------------------------------------
Accrued transfer agent fees                                           307,691
-----------------------------------------------------------------------------
Accrued operating expenses                                             60,040
=============================================================================
    Total liabilities                                               5,931,988
=============================================================================
Net assets applicable to shares outstanding                   $ 6,136,912,827
_____________________________________________________________________________
=============================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 6,136,134,594
-----------------------------------------------------------------------------
  Undistributed net investment income                                 779,984
-----------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                         (1,751)
=============================================================================
                                                              $ 6,136,912,827
_____________________________________________________________________________
=============================================================================


NET ASSETS:

Institutional Class                                           $ 4,837,320,690
_____________________________________________________________________________
=============================================================================
Private Investment Class                                      $   423,221,532
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                     $   122,885,528
_____________________________________________________________________________
=============================================================================
Cash Management Class                                         $   577,109,831
_____________________________________________________________________________
=============================================================================
Reserve Class                                                 $    83,715,905
_____________________________________________________________________________
=============================================================================
Resource Class                                                $    92,659,341
_____________________________________________________________________________
=============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES AUTHORIZED:

Institutional Class                                             4,837,866,865
_____________________________________________________________________________
=============================================================================
Private Investment Class                                          423,325,984
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                         122,839,981
_____________________________________________________________________________
=============================================================================
Cash Management Class                                             577,175,170
_____________________________________________________________________________
=============================================================================
Reserve Class                                                      83,724,595
_____________________________________________________________________________
=============================================================================
Resource Class                                                     92,631,983
_____________________________________________________________________________
=============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $          1.00
_____________________________________________________________________________
=============================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 29, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $34,943,025
=========================================================================

EXPENSES:

Advisory fees                                                   4,867,890
-------------------------------------------------------------------------
Administrative services fees                                      345,992
-------------------------------------------------------------------------
Custodian fees                                                    133,759
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,090,590
-------------------------------------------------------------------------
  Personal Investment Class                                       471,204
-------------------------------------------------------------------------
  Cash Management Class                                           224,708
-------------------------------------------------------------------------
  Reserve Class                                                   444,053
-------------------------------------------------------------------------
  Resource Class                                                  103,734
-------------------------------------------------------------------------
Transfer agent fees                                               538,314
-------------------------------------------------------------------------
Trustees' fees                                                     58,651
-------------------------------------------------------------------------
Other                                                             170,528
=========================================================================
    Total expenses                                              8,449,423
=========================================================================
Less: Fees waived                                              (2,905,061)
=========================================================================
    Net expenses                                                5,544,362
=========================================================================
Net investment income                                          29,398,663
=========================================================================
Net increase in net assets resulting from operations          $29,398,663
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2004 and the year ended August 31, 2003 (Unaudited)

                                                               FEBRUARY 29,        AUGUST 31,
                                                                   2004               2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   29,398,663     $   97,285,796
===============================================================================================
    Net increase in net assets resulting from operations          29,398,663         97,285,796
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (25,819,631)       (79,265,979)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (1,480,025)        (4,790,723)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (268,275)        (1,135,614)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (2,007,188)        (9,794,878)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                      (47,480)          (602,071)
-----------------------------------------------------------------------------------------------
  Resource Class                                                    (426,229)        (1,696,366)
===============================================================================================
    Decrease in net assets resulting from distributions          (30,048,828)       (97,285,631)
===============================================================================================
Share transactions-net:
  Institutional Class                                           (751,257,477)      (341,182,886)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                      (137,555,284)        61,372,457
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (10,820,147)       (43,774,130)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           40,462,635       (437,330,384)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                  (19,956,542)       (42,828,014)
-----------------------------------------------------------------------------------------------
  Resource Class                                                   4,413,243       (125,390,496)
===============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                        (874,713,572)      (929,133,453)
===============================================================================================
    Net increase (decrease) in net assets                       (875,363,737)      (929,133,288)
===============================================================================================

NET ASSETS:

  Beginning of period                                          7,012,276,564      7,941,409,852
===============================================================================================
  End of period (including undistributed net investment
    income of $779,984 and $1,430,149 for 2004 and 2003,
    respectively).                                            $6,136,912,827     $7,012,276,564
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 29, 2004
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The STIC Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    On November 24, 2003, the Fund was restructured from a separate series of Short-Term Investments Co. to a new series portfolio of the Trust.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such expense limitations prior to the end of each fiscal year. For the six months ended February 29, 2004, AIM waived fees of $2,219,755.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2004, AIM was paid $345,992 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 29, 2004, AISI retained $479,669 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 29, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $654,354, $345,550, $179,766, $386,326 and $82,987, respectively, after FMC waived plan fees of $436,236, $125,654, $44,942, $57,727 and $20,747, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended February 29, 2004, the Fund paid legal fees of $13,575 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 29, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD
----------------------------------------------------------------------------
August 31, 2011                                                    $1,014
____________________________________________________________________________
============================================================================



NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                      CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                          YEAR ENDED
                                         FEBRUARY 29, 2004                       AUGUST 31, 2003
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            12,518,419,417    $ 12,518,419,417     39,538,699,529    $ 39,538,699,529
----------------------------------------------------------------------------------------------------------
  Private Investment Class          993,492,623         993,492,623      2,361,767,415       2,361,767,415
----------------------------------------------------------------------------------------------------------
  Personal Investment Class         826,755,144         826,755,144      1,713,575,941       1,713,575,941
----------------------------------------------------------------------------------------------------------
  Cash Management Class           1,321,763,131       1,321,763,131      4,401,672,934       4,401,672,934
----------------------------------------------------------------------------------------------------------
  Reserve Class                     486,042,763         486,042,763      5,302,349,656       5,302,349,656
----------------------------------------------------------------------------------------------------------
  Resource Class                    314,817,201         314,817,201        831,814,148         831,814,148
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 1,930,057           1,930,057          5,289,215           5,289,215
----------------------------------------------------------------------------------------------------------
  Private Investment Class              627,081             627,081          2,463,410           2,463,410
----------------------------------------------------------------------------------------------------------
  Personal Investment Class             219,867             219,867          1,073,144           1,073,144
----------------------------------------------------------------------------------------------------------
  Cash Management Class                 567,348             567,348          3,808,779           3,808,779
----------------------------------------------------------------------------------------------------------
  Reserve Class                          46,962              46,962            616,859             616,859
----------------------------------------------------------------------------------------------------------
  Resource Class                        363,080             363,080          1,719,060           1,719,060
==========================================================================================================
Reacquired:
  Institutional Class           (13,271,606,951)    (13,271,606,951)   (39,885,171,630)    (39,885,171,630)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (1,131,674,988)     (1,131,674,988)    (2,302,858,368)     (2,302,858,368)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class        (837,795,158)       (837,795,158)    (1,758,423,215)     (1,758,423,215)
----------------------------------------------------------------------------------------------------------
  Cash Management Class          (1,281,867,844)     (1,281,867,844)    (4,842,812,097)     (4,842,812,097)
----------------------------------------------------------------------------------------------------------
  Reserve Class                    (506,046,267)       (506,046,267)    (5,345,794,529)     (5,345,794,529)
----------------------------------------------------------------------------------------------------------
  Resource Class                   (310,767,038)       (310,767,038)      (958,923,704)       (958,923,704)
==========================================================================================================
                                   (874,713,572)   $   (874,713,572)      (929,133,453)   $   (929,133,453)
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                          PRIVATE INVESTMENT CLASS
                                  ------------------------------------------------------------------------
                                  SIX MONTHS
                                    ENDED                            YEAR ENDED AUGUST 31,
                                  FEBRUARY 29,        ----------------------------------------------------
                                     2004               2003       2002       2001       2000       1999
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                            $   1.00          $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
----------------------------------------------------------------------------------------------------------
Net investment income                  0.003              0.01       0.02       0.05       0.06       0.05
==========================================================================================================
Less dividends from net
  investment income                   (0.003)            (0.01)     (0.02)     (0.05)     (0.06)     (0.05)
==========================================================================================================
Net asset value, end of period      $   1.00          $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
__________________________________________________________________________________________________________
==========================================================================================================
Total return(a)                         0.34%             0.97%      1.70%      5.14%      5.76%      4.84%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                          $423,222          $560,825   $499,452   $572,597   $470,368   $384,894
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                      0.42%(b)          0.40%      0.40%      0.39%      0.39%      0.39%
----------------------------------------------------------------------------------------------------------
  Without fee waivers                   0.69%(b)          0.68%      0.64%      0.59%      0.59%      0.59%
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of net investment income
  to average net assets                 0.66%(b)          0.98%      1.75%      5.11%      5.64%      4.72%
__________________________________________________________________________________________________________
==========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $438,632,869.

NOTE 8--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG currently serves as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF. On April 30, 2004, AIM will succeed IFG as the investment advisor to IVIF.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A. Regulatory Inquiries and Actions
  --------------------------------

  1.  IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B. Private Actions
  ---------------

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG have already been transferred to the District of Maryland in accordance with the Panel's directive. IFG anticipates that in time most or all of the actions pending against it will be transferred to the multidistrict litigation.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Prime Portfolio ("Fund"), a portfolio of Short-Term Investments Trust (formerly a portfolio of Short-Term Investments Company, Inc.), ("Company"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purposes:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

(2) To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as new series portfolio of Short-Term Investments Trust, an existing Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

                                                             WITHHOLDING
      TRUSTEES/MATTER                         VOTES FOR       AUTHORITY
      ---------------                         ---------      -----------
(1)*  Bob R. Baker.......................   21,829,977,162   10,479,118
      Frank S. Bayley....................   21,830,154,550   10,301,730
      James T. Bunch.....................   21,830,155,266   10,301,014
      Bruce L. Crockett..................   21,830,154,531   10,301,749
      Albert R. Dowden...................   21,830,154,371   10,301,909
      Edward K. Dunn, Jr.................   21,830,154,550   10,301,730
      Jack M. Fields.....................   21,830,155,247   10,301,033
      Carl Frischling....................   21,830,155,266   10,301,014
      Robert H. Graham...................   21,830,155,266   10,301,014
      Gerald J. Lewis....................   21,830,155,266   10,301,014
      Prema Mathai-Davis.................   21,830,155,266   10,301,014
      Lewis F. Pennock...................   21,830,155,266   10,301,014
      Ruth H. Quigley....................   21,830,155,087   10,301,193
      Louis S. Sklar.....................   21,830,155,266   10,301,014
      Larry Soll, Ph.D...................   21,830,151,370   10,304,910
      Mark H. Williamson.................   21,830,155,266   10,301,014

                                                               VOTES        WITHHELD/
      MATTER                                  VOTES FOR       AGAINST      ABSTENTIONS
      ------                                  ---------       -------      -----------
(2)*  Approval of an Agreement and Plan
      of Reorganization which provides
      for the redomestication of Company
      as new series portfolio of
      Short-Term Investments Trust, an
      existing Delaware statutory trust
      and, in connection therewith, the
      sale of all of Company's assets and
      the dissolution of Company as a
      Maryland corporation...............
                                            20,735,454,099   63,566,040   1,041,436,141**

---------------

 * Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Company, Inc.

** Includes Broker Non-Votes

                                   [COVER ART]

                      SHORT-TERM INVESTMENTS TRUST (STIT)

                              STIC PRIME PORTFOLIO

                                 RESERVE CLASS

                                FEBRUARY 29, 2004

                               SEMI-ANNUAL REPORT

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                                    TRUSTEES

Bob R. Baker                                                    Robert H. Graham
Frank S. Bayley                                                  Gerald J. Lewis
James T. Bunch                                                Prema Mathai-Davis
Bruce L. Crockett                                               Lewis F. Pennock
Albert R. Dowden                                                 Ruth H. Quigley
Edward K. Dunn, Jr.                                               Louis S. Sklar
Jack M. Fields                                                 Larry Soll, Ph.D.
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Kevin M. Carome           Senior Vice President, Secretary & Chief Legal Officer
Sidney M. Dilgren                                     Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                             New York, NY 10286-0001

                               COUNSEL TO THE FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                             COUNSEL TO THE TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                             New York, NY 10022-3852

                                 TRANSFER AGENT
                          AIM Investment Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173


   This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.



                                                                       PRM-SAR-6

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--

LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           The economy and the stock market were healthy for most of
ROBERT H.           the reporting period. The nation's gross domestic product,
GRAHAM]             generally considered the broadest measure of economic
                    activity, expanded at an annualized rate of 4.1% in the fourth quarter of 2003, and the S&P 500--Registered
                    Trademark-- Index returned 14.59% for the reporting period.

                        Throughout the reporting period, the federal funds
                    target rate stood at 1.00%, its lowest level since 1958. The U.S. Federal Reserve (the Fed) said in June 2003 that it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. By October, the Fed reported that economic expansion had increased and consumer spending was generally stronger, although the job market remained weak. The Fed's November Beige Book report cited "reasonably broad based" economic expansion in October and early November and noted that in most Federal Reserve districts:

    o wages and the prices of finished goods and services remained fairly stable;
    o retail spending increased on a year-over-year basis;
    o manufacturing activity picked up; and
    o residential real estate activity remained strong while commercial real estate activity remained weak.

    In a widely reported speech in early January 2004, Federal Open Market Committee member Ben Bernanke said that while "downside risks to the economy remain ... the incoming data have continued for the most part to surprise on the upside." In late January, the Fed left short-term rates unchanged and said that economic reports suggested that the economy was "expanding briskly." The Fed dropped its long-standing promise to hold interest rates steady for a "considerable period," replacing it instead with a pledge to be "patient" before raising rates.

YOUR INVESTMENT PORTFOLIO

As of February 29, 2004, both the seven-day SEC and the monthly yield of the Short-Term Investments Trust STIC Prime Portfolio's Reserve Class was 0.07%. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 13- to 25-day range; at the close of the reporting period, the WAM stood at 20 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Reserve Class stood at $83.7 million. Performance quoted is past performance and cannot guarantee comparable future results: current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.

The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from


                                                                     (continued)

FitchRatings. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

    The STIC Prime Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or fewer, including U.S. government obligations bank obligations, commercial paper and selected repurchase-agreement securities.

IN CONCLUSION

Economic activity continued to expand in January and February, according to information provided by Federal Reserve District Banks, with growth described as "moderate" to "showing signs of acceleration," according to the Federal Reserve's Beige Book. Employment has been growing slowly in most Federal Reserve Districts. Wages and salaries have increased slightly, but employers report substantial increases for employee health-care costs.

We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman



AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SCHEDULE OF INVESTMENTS

February 29, 2004
(Unaudited)

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

COMMERCIAL PAPER-77.97%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-4.23%

Atlantis One Funding Corp. (Fifth Third
  Bank-ABS Program Sponsor)(b)
  (Acquired 02/03/04; Cost $19,980,544)
  1.03%                                        03/08/04   $ 20,000   $   19,995,994
-----------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)(b)
  (Acquired 01/22/04; Cost $49,917,667)
  1.04%                                        03/19/04     50,000       49,974,000
-----------------------------------------------------------------------------------
  (Acquired 01/23/04; Cost $49,914,167)
  1.03%                                        03/23/04     50,000       49,968,528
-----------------------------------------------------------------------------------
  (Acquired 02/04/04; Cost $29,951,467)
  1.04%                                        03/31/04     30,000       29,974,000
-----------------------------------------------------------------------------------
  (Acquired 02/05/04; Cost $59,896,667)
  1.03%                                        04/05/04     60,000       59,939,722
-----------------------------------------------------------------------------------
  (Acquired 02/19/04; Cost $49,918,458)
  1.03%                                        04/16/04     50,000       49,934,195
===================================================================================
                                                                        259,786,439
===================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-4.67%

Old Line Funding, LLC (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 01/09/04; Cost $48,149,560)
  1.04%                                        03/04/04     48,222       48,217,821
-----------------------------------------------------------------------------------
  (Acquired 01/09/04; Cost $25,787,214)
  1.04%                                        03/08/04     25,829       25,823,777
-----------------------------------------------------------------------------------
  (Acquired 01/16/04; Cost $44,220,957)
  1.03%                                        03/16/04     44,297       44,277,989
-----------------------------------------------------------------------------------
Thunder Bay Funding, LLC (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 01/09/04; Cost $42,896,463)
  1.04%                                        03/01/04     42,961       42,961,000
-----------------------------------------------------------------------------------
  (Acquired 01/15/04; Cost $39,939,344)
  1.03%                                        03/08/04     40,000       39,991,989
-----------------------------------------------------------------------------------
  (Acquired 02/13/04; Cost $65,004,551)
  1.04%                                        04/08/04     65,108       65,036,526
-----------------------------------------------------------------------------------
  (Acquired 02/23/04; Cost $20,060,169)
  1.04%                                        04/23/04     20,095       20,064,232
===================================================================================
                                                                        286,373,334
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY BACKED-7.16%

Aspen Funding Corp. (Deutsche Bank A.G., New
  York Branch-ABS Program Sponsor)(b)
  (Acquired 01/16/04; Cost $99,839,778)
  1.03%                                        03/16/04   $100,000   $   99,957,083
-----------------------------------------------------------------------------------
CXC LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 02/04/04; Cost $49,948,500)
  1.03%                                        03/11/04     50,000       49,985,694
-----------------------------------------------------------------------------------
Newport Funding Corp. (Deutsche Bank A.G.,
  New York Branch-ABS Program Sponsor)(b)(c)
  (Acquired 01/06/04; Cost $44,922,563)
  1.05%                                        03/05/04     45,000       44,994,750
-----------------------------------------------------------------------------------
  (Acquired 01/16/04; Cost $99,839,778)
  1.03%                                        03/16/04    100,000       99,957,083
-----------------------------------------------------------------------------------
Ticonderoga Funding LLC (Bank of America,
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/27/04; Cost $99,899,861)
  1.03%                                        03/02/04    100,000       99,997,139
-----------------------------------------------------------------------------------
Triple-A One Funding Corp. (MBIA Insurance
  Corp.-ABS Program Sponsor)(b)(c)
  (Acquired 01/07/04; Cost $30,036,103)
  1.05%                                        03/05/04     30,087       30,083,490
-----------------------------------------------------------------------------------
  (Acquired 01/09/04; Cost $14,752,812)
  1.04%                                        03/08/04     14,778       14,775,012
===================================================================================
                                                                        439,750,251
===================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-21.85%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 01/23/04; Cost $48,927,099)
  1.03%                                        03/15/04     49,000       48,980,373
-----------------------------------------------------------------------------------
Asset Securitization Capital Co., LLC
  (Canadian Imperial Bank of Commerce-ABS
  Program Sponsor)(b)
  (Acquired 01/13/04; Cost $74,880,833)
  1.04%                                        03/08/04     75,000       74,984,833
-----------------------------------------------------------------------------------
  (Acquired 01/13/04; Cost $59,901,200)
  1.04%                                        03/10/04     60,000       59,984,400
-----------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $49,917,667)
  1.04%                                        03/24/04     50,000       49,966,778
-----------------------------------------------------------------------------------
  (Acquired 02/23/04; Cost $99,832,445)
  1.04%                                        04/21/04    100,000       99,852,667
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Barton Capital Corp. (Societe Generale-ABS
  Program Sponsor)(b)
  (Acquired 01/06/04; Cost $26,875,672)
  1.05%                                        03/05/04   $ 26,922   $   26,918,859
-----------------------------------------------------------------------------------
  (Acquired 01/15/04; Cost $69,887,844)
  1.03%                                        03/11/04     70,000       69,979,972
-----------------------------------------------------------------------------------
  (Acquired 01/15/04; Cost $99,836,917)
  1.03%                                        03/12/04    100,000       99,968,528
-----------------------------------------------------------------------------------
  (Acquired 02/13/04; Cost $23,381,790)
  1.04%                                        04/08/04     23,419       23,393,291
-----------------------------------------------------------------------------------
Charta LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/06/04; Cost $49,916,875)
  1.05%                                        03/03/04     50,000       49,997,083
-----------------------------------------------------------------------------------
  (Acquired 01/16/04; Cost $49,915,597)
  1.03%                                        03/15/04     50,000       49,979,972
-----------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $84,875,971)
  1.03%                                        03/18/04     85,000       84,958,657
-----------------------------------------------------------------------------------
CRC Funding, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/16/04; Cost $26,550,011)
  1.03%                                        03/02/04     26,585       26,584,239
-----------------------------------------------------------------------------------
  (Acquired 01/16/04; Cost $74,884,125)
  1.03%                                        03/10/04     75,000       74,980,688
-----------------------------------------------------------------------------------
  (Acquired 01/16/04; Cost $34,939,917)
  1.03%                                        03/16/04     35,000       34,984,979
-----------------------------------------------------------------------------------
  (Acquired 02/23/04; Cost $49,916,222)
  1.04%                                        04/21/04     50,000       49,926,333
-----------------------------------------------------------------------------------
Edison Asset Securitization, LLC (General
  Electric Capital Corp.-ABS Program
  Sponsor)(b)
  (Acquired 02/03/04; Cost $119,795,467)
  1.04%                                        04/02/04    120,000      119,889,067
-----------------------------------------------------------------------------------
Mont Blanc Capital Corp. (ING Bank-ABS
  Program Sponsor)(b)
  (Acquired 02/11/04; Cost $49,959,556)
  1.04%                                        03/10/04     50,000       49,987,000
-----------------------------------------------------------------------------------
  (Acquired 01/15/04; Cost $59,624.315)
  1.03%                                        03/11/04     59,720       59,702,914
-----------------------------------------------------------------------------------
  (Acquired 01/22/04; Cost $34,939,333)
  1.04%                                        03/22/04     35,000       34,978,767
-----------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (JPMorgan
  Chase Bank-ABS Program Sponsor)(b)
  (Acquired 02/19/04; Cost $51,004,321)
  1.03%                                        04/06/04     51,073       51,020,395
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Receivables Capital Co. LLC (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/16/04; Cost $99,848,361)
  1.03%                                        03/09/04   $100,000   $   99,977,111
===================================================================================
                                                                      1,340,996,906
===================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-20.33%

Blue Ridge Asset Funding Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 02/19/04; Cost $199,725,333)
  1.03%                                        04/07/04    200,000      199,788,278
-----------------------------------------------------------------------------------
CAFCO, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/15/04; Cost $52,930,246)
  1.03%                                        03/01/04     53,000       53,000,000
-----------------------------------------------------------------------------------
  (Acquired 01/15/04; Cost $73,099,472)
  1.03%                                        03/03/04     73,200       73,195,811
-----------------------------------------------------------------------------------
  (Acquired 01/16/04; Cost $49,924,181)
  1.03%                                        03/09/04     50,000       49,988,556
-----------------------------------------------------------------------------------
Eureka Securitization, Inc. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 02/03/04; Cost $49,927,778)
  1.04%                                        03/24/04     50,000       49,966,778
-----------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $74,875,542)
  1.03%                                        03/25/04     75,000       74,948,500
-----------------------------------------------------------------------------------
  (Acquired 02/23/04; Cost $49,927,778)
  1.04%                                        04/13/04     50,000       49,937,889
-----------------------------------------------------------------------------------
  (Acquired 02/19/04; Cost $49,914,167)
  1.03%                                        04/19/04     50,000       49,929,903
-----------------------------------------------------------------------------------
FCAR Owner Trust-Series II (Ford Motor Credit
  Co.-ABS Program Sponsor)
  1.03%                                        03/04/04     50,000       49,995,708
-----------------------------------------------------------------------------------
  1.06%                                        03/05/04    100,000       99,988,222
-----------------------------------------------------------------------------------
  1.03%                                        03/17/04     47,000       46,978,484
-----------------------------------------------------------------------------------
  1.04%                                        04/13/04    125,000      124,844,722
-----------------------------------------------------------------------------------
New Center Asset Trust-Series A-1+ (General
  Motors Acceptance Corp.-ABS Program
  Sponsor)
  1.04%                                        03/09/04     50,000       49,988,444
-----------------------------------------------------------------------------------
  1.04%                                        03/12/04    120,000      119,961,867
-----------------------------------------------------------------------------------
  1.04%                                        03/24/04     80,000       79,946,845
-----------------------------------------------------------------------------------
  1.04%                                        03/26/04     75,000       74,945,833
===================================================================================
                                                                      1,247,405,840
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

CONSUMER FINANCE-3.26%

Toyota Motor Credit Corp.
  1.04%                                        03/19/04   $100,000   $   99,948,000
-----------------------------------------------------------------------------------
  1.04%                                        03/22/04     50,000       49,969,667
-----------------------------------------------------------------------------------
  1.04%                                        03/23/04     50,000       49,968,222
===================================================================================
                                                                        199,885,889
===================================================================================

DIVERSIFIED CAPITAL MARKETS-3.26%

Citigroup Inc.
  1.04%                                        03/22/04    100,000       99,939,333
-----------------------------------------------------------------------------------
  1.04%                                        03/23/04    100,000       99,936,444
===================================================================================
                                                                        199,875,777
===================================================================================

INVESTMENT BANKING & BROKERAGE-1.22%

Morgan Stanley & Co. Inc.
  1.04%                                        04/08/04     75,000       74,917,667
===================================================================================

LIFE & HEALTH INSURANCE-1.83%

New York Life Capital Corp.
  1.02%                                        04/05/04    112,671      112,559,268
===================================================================================

MULTI-LINE INSURANCE-4.95%

GE Financial Assurance Holdings, Inc.(b)
  (Acquired 01/30/04; Cost $128,999,708)
  1.04%                                        03/25/04    129,205      129,115,418
-----------------------------------------------------------------------------------
  (Acquired 02/13/04; Cost $174,701,722)
  1.04%                                        04/12/04    175,000      174,787,667
===================================================================================
                                                                        303,903,085
===================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-5.21%

Credit Suisse First Boston-New York Branch
  1.04%                                        04/01/04    200,000      199,820,889
-----------------------------------------------------------------------------------
  1.04%                                        04/23/04     70,000       69,892,822
-----------------------------------------------------------------------------------
Credit Suisse First Boston USA, Inc.
  1.04%                                        03/04/04     50,000       49,995,667
===================================================================================
                                                                        319,709,378
===================================================================================
    Total Commercial Paper (Cost
      $4,785,163,834)                                                 4,785,163,834
___________________________________________________________________________________
===================================================================================

MASTER NOTE AGREEMENTS-8.73%(d)

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 02/23/04; Cost $300,000,000)
  1.20%(b)(e)                                  08/23/04    300,000      300,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS-(CONTINUED)

Morgan Stanley
  (Acquired 09/15/03; Cost $236,000,000)
  1.11%(b)(f)                                  06/14/04   $236,000   $  236,000,000
===================================================================================
    Total Master Note Agreements (Cost
      $536,000,000)                                                     536,000,000
===================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-0.58%

FEDERAL HOME LOAN BANK (FHLB)-0.58%

Unsec. Disc. Notes, 0.91% (Cost
  $35,480,000)(a)                              03/01/04     35,480       35,480,000
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $5,356,643,834)                               5,356,643,834
===================================================================================

REPURCHASE AGREEMENTS-12.80%

Bear, Stearns & Co. Inc.
  1.06%(g)                                          --     100,000      100,000,000
-----------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.-New York
  Branch (United Kingdom)
  1.06%(h)                                     03/01/04    348,000      348,000,000
-----------------------------------------------------------------------------------
JP Morgan Securities Inc.
  1.06%(i)                                     03/01/04    184,306      184,306,251
-----------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.05%(j)                                     03/01/04     23,000       23,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.05%(k)                                     03/01/04    130,000      130,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $785,306,251)                                                     785,306,251
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-100.08% (Cost
  $6,141,950,085)(l)                                                  6,141,950,085
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.08%)                                    (5,037,258)
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $6,136,912,827
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 02/29/04 was $3,767,565,730, which represented 61.39% of the Fund's net assets. These securities are not considered to be illiquid.
(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., or MBIA Insurance Corp.
(d) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. Interest rate is redetermined daily. Rate shown is the rate in effect on 02/28/04.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's written notice for more than 10% of outstanding balance. Interest rate is redetermined daily. Rate shown is the rate in effect on 02/29/04.
(g) Open joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $256,546,000 U.S. Government obligations, 0% to 7.00% due 05/15/04 to 05/15/29 with an aggregate market value at 02/29/04 of $257,241,055.
(h) Joint repurchase agreement entered into 02/27/04 with a maturing value of $500,044,167. Collateralized by $681,131,008 U.S. Government obligations, 0% to 9.38% due 04/15/04 to 01/01/34 with an aggregate market value at 02/29/04 of $510,008,287.
(i) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $245,325,127 U.S. Government obligations, 4.50% to 7.00% due 05/01/18 to 02/01/34 with an aggregate market value at 02/29/04 of $255,000,589.
(j) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $246,282,908 U.S. Government obligations, 4.50% to 7.65% due 05/01/10 to 03/01/34 with an aggregate market value at 02/29/04 of $256,635,000.
(k) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $246,873,682 U.S. Government obligations, 4.00% to 8.75% due 08/01/08 to 03/01/34 with an aggregate market value at 02/29/04 of $255,001,069.
(l) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $ 5,356,643,834
-----------------------------------------------------------------------------
Repurchase agreements (amortized cost)                            785,306,251
=============================================================================
    Total investments (amortized cost)                          6,141,950,085
=============================================================================
Interest receivables                                                  331,677
-----------------------------------------------------------------------------
Investment for deferred compensation and retirement plans             383,377
-----------------------------------------------------------------------------
Other assets                                                          179,676
=============================================================================
    Total assets                                                6,142,844,815
_____________________________________________________________________________
=============================================================================

LIABILITIES:

Payables for:
  Dividends                                                         4,538,836
-----------------------------------------------------------------------------
  Deferred compensation and retirement plans                          756,845
-----------------------------------------------------------------------------
Accrued distribution fees                                             259,012
-----------------------------------------------------------------------------
Accrued trustees' fees                                                  9,564
-----------------------------------------------------------------------------
Accrued transfer agent fees                                           307,691
-----------------------------------------------------------------------------
Accrued operating expenses                                             60,040
=============================================================================
    Total liabilities                                               5,931,988
=============================================================================
Net assets applicable to shares outstanding                   $ 6,136,912,827
_____________________________________________________________________________
=============================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 6,136,134,594
-----------------------------------------------------------------------------
  Undistributed net investment income                                 779,984
-----------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                         (1,751)
=============================================================================
                                                              $ 6,136,912,827
_____________________________________________________________________________
=============================================================================


NET ASSETS:

Institutional Class                                           $ 4,837,320,690
_____________________________________________________________________________
=============================================================================
Private Investment Class                                      $   423,221,532
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                     $   122,885,528
_____________________________________________________________________________
=============================================================================
Cash Management Class                                         $   577,109,831
_____________________________________________________________________________
=============================================================================
Reserve Class                                                 $    83,715,905
_____________________________________________________________________________
=============================================================================
Resource Class                                                $    92,659,341
_____________________________________________________________________________
=============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES AUTHORIZED:

Institutional Class                                             4,837,866,865
_____________________________________________________________________________
=============================================================================
Private Investment Class                                          423,325,984
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                         122,839,981
_____________________________________________________________________________
=============================================================================
Cash Management Class                                             577,175,170
_____________________________________________________________________________
=============================================================================
Reserve Class                                                      83,724,595
_____________________________________________________________________________
=============================================================================
Resource Class                                                     92,631,983
_____________________________________________________________________________
=============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $          1.00
_____________________________________________________________________________
=============================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 29, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $34,943,025
=========================================================================

EXPENSES:

Advisory fees                                                   4,867,890
-------------------------------------------------------------------------
Administrative services fees                                      345,992
-------------------------------------------------------------------------
Custodian fees                                                    133,759
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,090,590
-------------------------------------------------------------------------
  Personal Investment Class                                       471,204
-------------------------------------------------------------------------
  Cash Management Class                                           224,708
-------------------------------------------------------------------------
  Reserve Class                                                   444,053
-------------------------------------------------------------------------
  Resource Class                                                  103,734
-------------------------------------------------------------------------
Transfer agent fees                                               538,314
-------------------------------------------------------------------------
Trustees' fees                                                     58,651
-------------------------------------------------------------------------
Other                                                             170,528
=========================================================================
    Total expenses                                              8,449,423
=========================================================================
Less: Fees waived                                              (2,905,061)
=========================================================================
    Net expenses                                                5,544,362
=========================================================================
Net investment income                                          29,398,663
=========================================================================
Net increase in net assets resulting from operations          $29,398,663
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2004 and the year ended August 31, 2003 (Unaudited)

                                                               FEBRUARY 29,        AUGUST 31,
                                                                   2004               2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   29,398,663     $   97,285,796
===============================================================================================
    Net increase in net assets resulting from operations          29,398,663         97,285,796
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (25,819,631)       (79,265,979)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (1,480,025)        (4,790,723)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (268,275)        (1,135,614)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (2,007,188)        (9,794,878)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                      (47,480)          (602,071)
-----------------------------------------------------------------------------------------------
  Resource Class                                                    (426,229)        (1,696,366)
===============================================================================================
    Decrease in net assets resulting from distributions          (30,048,828)       (97,285,631)
===============================================================================================
Share transactions-net:
  Institutional Class                                           (751,257,477)      (341,182,886)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                      (137,555,284)        61,372,457
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (10,820,147)       (43,774,130)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           40,462,635       (437,330,384)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                  (19,956,542)       (42,828,014)
-----------------------------------------------------------------------------------------------
  Resource Class                                                   4,413,243       (125,390,496)
===============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                        (874,713,572)      (929,133,453)
===============================================================================================
    Net increase (decrease) in net assets                       (875,363,737)      (929,133,288)
===============================================================================================

NET ASSETS:

  Beginning of period                                          7,012,276,564      7,941,409,852
===============================================================================================
  End of period (including undistributed net investment
    income of $779,984 and $1,430,149 for 2004 and 2003,
    respectively).                                            $6,136,912,827     $7,012,276,564
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 29, 2004
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The STIC Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    On November 24, 2003, the Fund was restructured from a separate series of Short-Term Investments Co. to a new series portfolio of the Trust.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such expense limitations prior to the end of each fiscal year. For the six months ended February 29, 2004, AIM waived fees of $2,219,755.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2004, AIM was paid $345,992 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 29, 2004, AISI retained $479,669 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 29, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $654,354, $345,550, $179,766, $386,326 and $82,987, respectively, after FMC waived plan fees of $436,236, $125,654, $44,942, $57,727 and $20,747, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended February 29, 2004, the Fund paid legal fees of $13,575 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 29, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD
----------------------------------------------------------------------------
August 31, 2011                                                    $1,014
____________________________________________________________________________
============================================================================



NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                      CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                          YEAR ENDED
                                         FEBRUARY 29, 2004                       AUGUST 31, 2003
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            12,518,419,417    $ 12,518,419,417     39,538,699,529    $ 39,538,699,529
----------------------------------------------------------------------------------------------------------
  Private Investment Class          993,492,623         993,492,623      2,361,767,415       2,361,767,415
----------------------------------------------------------------------------------------------------------
  Personal Investment Class         826,755,144         826,755,144      1,713,575,941       1,713,575,941
----------------------------------------------------------------------------------------------------------
  Cash Management Class           1,321,763,131       1,321,763,131      4,401,672,934       4,401,672,934
----------------------------------------------------------------------------------------------------------
  Reserve Class                     486,042,763         486,042,763      5,302,349,656       5,302,349,656
----------------------------------------------------------------------------------------------------------
  Resource Class                    314,817,201         314,817,201        831,814,148         831,814,148
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 1,930,057           1,930,057          5,289,215           5,289,215
----------------------------------------------------------------------------------------------------------
  Private Investment Class              627,081             627,081          2,463,410           2,463,410
----------------------------------------------------------------------------------------------------------
  Personal Investment Class             219,867             219,867          1,073,144           1,073,144
----------------------------------------------------------------------------------------------------------
  Cash Management Class                 567,348             567,348          3,808,779           3,808,779
----------------------------------------------------------------------------------------------------------
  Reserve Class                          46,962              46,962            616,859             616,859
----------------------------------------------------------------------------------------------------------
  Resource Class                        363,080             363,080          1,719,060           1,719,060
==========================================================================================================
Reacquired:
  Institutional Class           (13,271,606,951)    (13,271,606,951)   (39,885,171,630)    (39,885,171,630)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (1,131,674,988)     (1,131,674,988)    (2,302,858,368)     (2,302,858,368)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class        (837,795,158)       (837,795,158)    (1,758,423,215)     (1,758,423,215)
----------------------------------------------------------------------------------------------------------
  Cash Management Class          (1,281,867,844)     (1,281,867,844)    (4,842,812,097)     (4,842,812,097)
----------------------------------------------------------------------------------------------------------
  Reserve Class                    (506,046,267)       (506,046,267)    (5,345,794,529)     (5,345,794,529)
----------------------------------------------------------------------------------------------------------
  Resource Class                   (310,767,038)       (310,767,038)      (958,923,704)       (958,923,704)
==========================================================================================================
                                   (874,713,572)   $   (874,713,572)      (929,133,453)   $   (929,133,453)
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                            RESERVE CLASS
                           -------------------------------------------------------------------------------
                                                                                           JANUARY 4,
                                                                                              1999
                           SIX MONTHS                                                      (DATE SALES
                             ENDED                       YEAR ENDED AUGUST 31,             COMMENCED) TO
                           FEBRUARY 29,        -----------------------------------------   AUGUST 31,
                              2004               2003       2002       2001       2000        1999
----------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period        $   1.00          $   1.00   $   1.00   $   1.00   $   1.00      $   1.00
----------------------------------------------------------------------------------------------------------
Net investment income          0.0005             0.004       0.01       0.05       0.05          0.03
==========================================================================================================
Less dividends from net
  investment income           (0.0005)           (0.004)     (0.01)     (0.05)     (0.05)        (0.03)
==========================================================================================================
Net asset value, end of
  period                     $   1.00          $   1.00   $   1.00   $   1.00   $   1.00      $   1.00
__________________________________________________________________________________________________________
==========================================================================================================
Total return(a)                  0.05%             0.40%      1.19%      4.62%      5.24%         2.73%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)             $ 83,716          $103,681   $146,505   $144,449   $131,370      $121,783
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to
  average net assets:
  With fee waivers               0.99%(b)          0.97%      0.90%      0.89%      0.89%         0.89%(c)
----------------------------------------------------------------------------------------------------------
  Without fee waivers            1.19%(b)          1.18%      1.14%      1.09%      1.09%         1.09%(c)
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of net investment
  income to average net
  assets                         0.09%(b)          0.41%      1.25%      4.61%      5.14%         4.22%(c)
__________________________________________________________________________________________________________
==========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $89,298,499.
(c)  Annualized.

NOTE 8--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG currently serves as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF. On April 30, 2004, AIM will succeed IFG as the investment advisor to IVIF.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A. Regulatory Inquiries and Actions
  --------------------------------

  1.  IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B. Private Actions
  ---------------

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG have already been transferred to the District of Maryland in accordance with the Panel's directive. IFG anticipates that in time most or all of the actions pending against it will be transferred to the multidistrict litigation.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Prime Portfolio ("Fund"), a portfolio of Short-Term Investments Trust (formerly a portfolio of Short-Term Investments Company, Inc.), ("Company"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purposes:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

(2) To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as new series portfolio of Short-Term Investments Trust, an existing Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

                                                             WITHHOLDING
      TRUSTEES/MATTER                         VOTES FOR       AUTHORITY
      ---------------                         ---------      -----------
(1)*  Bob R. Baker.......................   21,829,977,162   10,479,118
      Frank S. Bayley....................   21,830,154,550   10,301,730
      James T. Bunch.....................   21,830,155,266   10,301,014
      Bruce L. Crockett..................   21,830,154,531   10,301,749
      Albert R. Dowden...................   21,830,154,371   10,301,909
      Edward K. Dunn, Jr.................   21,830,154,550   10,301,730
      Jack M. Fields.....................   21,830,155,247   10,301,033
      Carl Frischling....................   21,830,155,266   10,301,014
      Robert H. Graham...................   21,830,155,266   10,301,014
      Gerald J. Lewis....................   21,830,155,266   10,301,014
      Prema Mathai-Davis.................   21,830,155,266   10,301,014
      Lewis F. Pennock...................   21,830,155,266   10,301,014
      Ruth H. Quigley....................   21,830,155,087   10,301,193
      Louis S. Sklar.....................   21,830,155,266   10,301,014
      Larry Soll, Ph.D...................   21,830,151,370   10,304,910
      Mark H. Williamson.................   21,830,155,266   10,301,014

                                                               VOTES        WITHHELD/
      MATTER                                  VOTES FOR       AGAINST      ABSTENTIONS
      ------                                  ---------       -------      -----------
(2)*  Approval of an Agreement and Plan
      of Reorganization which provides
      for the redomestication of Company
      as new series portfolio of
      Short-Term Investments Trust, an
      existing Delaware statutory trust
      and, in connection therewith, the
      sale of all of Company's assets and
      the dissolution of Company as a
      Maryland corporation...............
                                            20,735,454,099   63,566,040   1,041,436,141**

---------------

 * Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Company, Inc.

** Includes Broker Non-Votes

                                   [COVER ART]

                      SHORT-TERM INVESTMENTS TRUST (STIT)

                              STIC PRIME PORTFOLIO

                                 RESOURCE CLASS

                                FEBRUARY 29, 2004

                               SEMI-ANNUAL REPORT

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                                    TRUSTEES

Bob R. Baker                                                    Robert H. Graham
Frank S. Bayley                                                  Gerald J. Lewis
James T. Bunch                                                Prema Mathai-Davis
Bruce L. Crockett                                               Lewis F. Pennock
Albert R. Dowden                                                 Ruth H. Quigley
Edward K. Dunn, Jr.                                               Louis S. Sklar
Jack M. Fields                                                 Larry Soll, Ph.D.
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Kevin M. Carome           Senior Vice President, Secretary & Chief Legal Officer
Sidney M. Dilgren                                     Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                             New York, NY 10286-0001

                               COUNSEL TO THE FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                             COUNSEL TO THE TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                             New York, NY 10022-3852

                                 TRANSFER AGENT
                          AIM Investment Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173


    This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.

                                                                       PRM-SAR-5

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--

LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           The economy and the stock market were healthy for most of
ROBERT H.           the reporting period. The nation's gross domestic product,
GRAHAM]             generally considered the broadest measure of economic
                    activity, expanded at an annualized rate of 4.1% in the fourth quarter of 2003, and the S&P 500--Registered
                    Trademark-- Index returned 14.59% for the reporting period.

                        Throughout the reporting period, the federal funds
                    target rate stood at 1.00%, its lowest level since 1958. The U.S. Federal Reserve (the Fed) said in June 2003 that it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. By October, the Fed reported that economic expansion had increased and consumer spending was generally stronger, although the job market remained weak. The Fed's November Beige Book report cited "reasonably broad based" economic expansion in October and early November and noted that in most Federal Reserve districts:

    o wages and the prices of finished goods and services remained fairly stable;
    o retail spending increased on a year-over-year basis;
    o manufacturing activity picked up; and
    o residential real estate activity remained strong while commercial real estate activity remained weak.

    In a widely reported speech in early January 2004, Federal Open Market Committee member Ben Bernanke said that while "downside risks to the economy remain ... the incoming data have continued for the most part to surprise on the upside." In late January, the Fed left short-term rates unchanged and said that economic reports suggested that the economy was "expanding briskly." The Fed dropped its long-standing promise to hold interest rates steady for a "considerable period," replacing it instead with a pledge to be "patient" before raising rates.

YOUR INVESTMENT PORTFOLIO

As of February 29, 2004, the Short-Term Investments Trust STIC Prime Portfolio's Resource Class outperformed its indexes, as shown in the table. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 13- to 25-day range; at the close of the reporting period, the WAM stood at 20 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Resource Class stood at $92.7 million. Performance quoted is past performance and cannot

================================================================================

YIELDS AS OF 2/29/04

                                                                SEVEN-DAY
                                                MONTHLY YIELD   SEC YIELD
                                                -------------   ---------

STIC Prime Portfolio                                 0.78%        0.78%
Resource Class
iMoneyNet Money Fund Averages--Trademark--           0.71%        0.72%
First-Tier Institutions Only
iMoneyNet Money Fund Averages--Trademark--           0.66%        0.67%
Total Institutions Only

The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet First-Tier Institutions Only category consists of funds that invest in any allowable 2a-7 investment, except second-tier commercial paper. The iMoneyNet Total Institutions Only category consists of funds with a minimum initial investment of $100,000 or funds that are only open to institutions.

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.

================================================================================

                                                                     (continued)
guarantee comparable future results: current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

    The STIC Prime Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or fewer, including U.S. government obligations bank obligations, commercial paper and selected repurchase-agreement securities.

IN CONCLUSION

Economic activity continued to expand in January and February, according to information provided by Federal Reserve District Banks, with growth described as "moderate" to "showing signs of acceleration," according to the Federal Reserve's Beige Book. Employment has been growing slowly in most Federal Reserve Districts. Wages and salaries have increased slightly, but employers report substantial increases for employee health-care costs.

We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman



The fund is not managed to track the performance of any particular index, including the indexes defined in this report, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SCHEDULE OF INVESTMENTS

February 29, 2004
(Unaudited)

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

COMMERCIAL PAPER-77.97%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-4.23%

Atlantis One Funding Corp. (Fifth Third
  Bank-ABS Program Sponsor)(b)
  (Acquired 02/03/04; Cost $19,980,544)
  1.03%                                        03/08/04   $ 20,000   $   19,995,994
-----------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)(b)
  (Acquired 01/22/04; Cost $49,917,667)
  1.04%                                        03/19/04     50,000       49,974,000
-----------------------------------------------------------------------------------
  (Acquired 01/23/04; Cost $49,914,167)
  1.03%                                        03/23/04     50,000       49,968,528
-----------------------------------------------------------------------------------
  (Acquired 02/04/04; Cost $29,951,467)
  1.04%                                        03/31/04     30,000       29,974,000
-----------------------------------------------------------------------------------
  (Acquired 02/05/04; Cost $59,896,667)
  1.03%                                        04/05/04     60,000       59,939,722
-----------------------------------------------------------------------------------
  (Acquired 02/19/04; Cost $49,918,458)
  1.03%                                        04/16/04     50,000       49,934,195
===================================================================================
                                                                        259,786,439
===================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-4.67%

Old Line Funding, LLC (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 01/09/04; Cost $48,149,560)
  1.04%                                        03/04/04     48,222       48,217,821
-----------------------------------------------------------------------------------
  (Acquired 01/09/04; Cost $25,787,214)
  1.04%                                        03/08/04     25,829       25,823,777
-----------------------------------------------------------------------------------
  (Acquired 01/16/04; Cost $44,220,957)
  1.03%                                        03/16/04     44,297       44,277,989
-----------------------------------------------------------------------------------
Thunder Bay Funding, LLC (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 01/09/04; Cost $42,896,463)
  1.04%                                        03/01/04     42,961       42,961,000
-----------------------------------------------------------------------------------
  (Acquired 01/15/04; Cost $39,939,344)
  1.03%                                        03/08/04     40,000       39,991,989
-----------------------------------------------------------------------------------
  (Acquired 02/13/04; Cost $65,004,551)
  1.04%                                        04/08/04     65,108       65,036,526
-----------------------------------------------------------------------------------
  (Acquired 02/23/04; Cost $20,060,169)
  1.04%                                        04/23/04     20,095       20,064,232
===================================================================================
                                                                        286,373,334
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY BACKED-7.16%

Aspen Funding Corp. (Deutsche Bank A.G., New
  York Branch-ABS Program Sponsor)(b)
  (Acquired 01/16/04; Cost $99,839,778)
  1.03%                                        03/16/04   $100,000   $   99,957,083
-----------------------------------------------------------------------------------
CXC LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 02/04/04; Cost $49,948,500)
  1.03%                                        03/11/04     50,000       49,985,694
-----------------------------------------------------------------------------------
Newport Funding Corp. (Deutsche Bank A.G.,
  New York Branch-ABS Program Sponsor)(b)(c)
  (Acquired 01/06/04; Cost $44,922,563)
  1.05%                                        03/05/04     45,000       44,994,750
-----------------------------------------------------------------------------------
  (Acquired 01/16/04; Cost $99,839,778)
  1.03%                                        03/16/04    100,000       99,957,083
-----------------------------------------------------------------------------------
Ticonderoga Funding LLC (Bank of America,
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/27/04; Cost $99,899,861)
  1.03%                                        03/02/04    100,000       99,997,139
-----------------------------------------------------------------------------------
Triple-A One Funding Corp. (MBIA Insurance
  Corp.-ABS Program Sponsor)(b)(c)
  (Acquired 01/07/04; Cost $30,036,103)
  1.05%                                        03/05/04     30,087       30,083,490
-----------------------------------------------------------------------------------
  (Acquired 01/09/04; Cost $14,752,812)
  1.04%                                        03/08/04     14,778       14,775,012
===================================================================================
                                                                        439,750,251
===================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-21.85%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 01/23/04; Cost $48,927,099)
  1.03%                                        03/15/04     49,000       48,980,373
-----------------------------------------------------------------------------------
Asset Securitization Capital Co., LLC
  (Canadian Imperial Bank of Commerce-ABS
  Program Sponsor)(b)
  (Acquired 01/13/04; Cost $74,880,833)
  1.04%                                        03/08/04     75,000       74,984,833
-----------------------------------------------------------------------------------
  (Acquired 01/13/04; Cost $59,901,200)
  1.04%                                        03/10/04     60,000       59,984,400
-----------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $49,917,667)
  1.04%                                        03/24/04     50,000       49,966,778
-----------------------------------------------------------------------------------
  (Acquired 02/23/04; Cost $99,832,445)
  1.04%                                        04/21/04    100,000       99,852,667
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Barton Capital Corp. (Societe Generale-ABS
  Program Sponsor)(b)
  (Acquired 01/06/04; Cost $26,875,672)
  1.05%                                        03/05/04   $ 26,922   $   26,918,859
-----------------------------------------------------------------------------------
  (Acquired 01/15/04; Cost $69,887,844)
  1.03%                                        03/11/04     70,000       69,979,972
-----------------------------------------------------------------------------------
  (Acquired 01/15/04; Cost $99,836,917)
  1.03%                                        03/12/04    100,000       99,968,528
-----------------------------------------------------------------------------------
  (Acquired 02/13/04; Cost $23,381,790)
  1.04%                                        04/08/04     23,419       23,393,291
-----------------------------------------------------------------------------------
Charta LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/06/04; Cost $49,916,875)
  1.05%                                        03/03/04     50,000       49,997,083
-----------------------------------------------------------------------------------
  (Acquired 01/16/04; Cost $49,915,597)
  1.03%                                        03/15/04     50,000       49,979,972
-----------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $84,875,971)
  1.03%                                        03/18/04     85,000       84,958,657
-----------------------------------------------------------------------------------
CRC Funding, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/16/04; Cost $26,550,011)
  1.03%                                        03/02/04     26,585       26,584,239
-----------------------------------------------------------------------------------
  (Acquired 01/16/04; Cost $74,884,125)
  1.03%                                        03/10/04     75,000       74,980,688
-----------------------------------------------------------------------------------
  (Acquired 01/16/04; Cost $34,939,917)
  1.03%                                        03/16/04     35,000       34,984,979
-----------------------------------------------------------------------------------
  (Acquired 02/23/04; Cost $49,916,222)
  1.04%                                        04/21/04     50,000       49,926,333
-----------------------------------------------------------------------------------
Edison Asset Securitization, LLC (General
  Electric Capital Corp.-ABS Program
  Sponsor)(b)
  (Acquired 02/03/04; Cost $119,795,467)
  1.04%                                        04/02/04    120,000      119,889,067
-----------------------------------------------------------------------------------
Mont Blanc Capital Corp. (ING Bank-ABS
  Program Sponsor)(b)
  (Acquired 02/11/04; Cost $49,959,556)
  1.04%                                        03/10/04     50,000       49,987,000
-----------------------------------------------------------------------------------
  (Acquired 01/15/04; Cost $59,624.315)
  1.03%                                        03/11/04     59,720       59,702,914
-----------------------------------------------------------------------------------
  (Acquired 01/22/04; Cost $34,939,333)
  1.04%                                        03/22/04     35,000       34,978,767
-----------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (JPMorgan
  Chase Bank-ABS Program Sponsor)(b)
  (Acquired 02/19/04; Cost $51,004,321)
  1.03%                                        04/06/04     51,073       51,020,395
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Receivables Capital Co. LLC (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/16/04; Cost $99,848,361)
  1.03%                                        03/09/04   $100,000   $   99,977,111
===================================================================================
                                                                      1,340,996,906
===================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-20.33%

Blue Ridge Asset Funding Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 02/19/04; Cost $199,725,333)
  1.03%                                        04/07/04    200,000      199,788,278
-----------------------------------------------------------------------------------
CAFCO, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/15/04; Cost $52,930,246)
  1.03%                                        03/01/04     53,000       53,000,000
-----------------------------------------------------------------------------------
  (Acquired 01/15/04; Cost $73,099,472)
  1.03%                                        03/03/04     73,200       73,195,811
-----------------------------------------------------------------------------------
  (Acquired 01/16/04; Cost $49,924,181)
  1.03%                                        03/09/04     50,000       49,988,556
-----------------------------------------------------------------------------------
Eureka Securitization, Inc. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 02/03/04; Cost $49,927,778)
  1.04%                                        03/24/04     50,000       49,966,778
-----------------------------------------------------------------------------------
  (Acquired 01/27/04; Cost $74,875,542)
  1.03%                                        03/25/04     75,000       74,948,500
-----------------------------------------------------------------------------------
  (Acquired 02/23/04; Cost $49,927,778)
  1.04%                                        04/13/04     50,000       49,937,889
-----------------------------------------------------------------------------------
  (Acquired 02/19/04; Cost $49,914,167)
  1.03%                                        04/19/04     50,000       49,929,903
-----------------------------------------------------------------------------------
FCAR Owner Trust-Series II (Ford Motor Credit
  Co.-ABS Program Sponsor)
  1.03%                                        03/04/04     50,000       49,995,708
-----------------------------------------------------------------------------------
  1.06%                                        03/05/04    100,000       99,988,222
-----------------------------------------------------------------------------------
  1.03%                                        03/17/04     47,000       46,978,484
-----------------------------------------------------------------------------------
  1.04%                                        04/13/04    125,000      124,844,722
-----------------------------------------------------------------------------------
New Center Asset Trust-Series A-1+ (General
  Motors Acceptance Corp.-ABS Program
  Sponsor)
  1.04%                                        03/09/04     50,000       49,988,444
-----------------------------------------------------------------------------------
  1.04%                                        03/12/04    120,000      119,961,867
-----------------------------------------------------------------------------------
  1.04%                                        03/24/04     80,000       79,946,845
-----------------------------------------------------------------------------------
  1.04%                                        03/26/04     75,000       74,945,833
===================================================================================
                                                                      1,247,405,840
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

CONSUMER FINANCE-3.26%

Toyota Motor Credit Corp.
  1.04%                                        03/19/04   $100,000   $   99,948,000
-----------------------------------------------------------------------------------
  1.04%                                        03/22/04     50,000       49,969,667
-----------------------------------------------------------------------------------
  1.04%                                        03/23/04     50,000       49,968,222
===================================================================================
                                                                        199,885,889
===================================================================================

DIVERSIFIED CAPITAL MARKETS-3.26%

Citigroup Inc.
  1.04%                                        03/22/04    100,000       99,939,333
-----------------------------------------------------------------------------------
  1.04%                                        03/23/04    100,000       99,936,444
===================================================================================
                                                                        199,875,777
===================================================================================

INVESTMENT BANKING & BROKERAGE-1.22%

Morgan Stanley & Co. Inc.
  1.04%                                        04/08/04     75,000       74,917,667
===================================================================================

LIFE & HEALTH INSURANCE-1.83%

New York Life Capital Corp.
  1.02%                                        04/05/04    112,671      112,559,268
===================================================================================

MULTI-LINE INSURANCE-4.95%

GE Financial Assurance Holdings, Inc.(b)
  (Acquired 01/30/04; Cost $128,999,708)
  1.04%                                        03/25/04    129,205      129,115,418
-----------------------------------------------------------------------------------
  (Acquired 02/13/04; Cost $174,701,722)
  1.04%                                        04/12/04    175,000      174,787,667
===================================================================================
                                                                        303,903,085
===================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-5.21%

Credit Suisse First Boston-New York Branch
  1.04%                                        04/01/04    200,000      199,820,889
-----------------------------------------------------------------------------------
  1.04%                                        04/23/04     70,000       69,892,822
-----------------------------------------------------------------------------------
Credit Suisse First Boston USA, Inc.
  1.04%                                        03/04/04     50,000       49,995,667
===================================================================================
                                                                        319,709,378
===================================================================================
    Total Commercial Paper (Cost
      $4,785,163,834)                                                 4,785,163,834
___________________________________________________________________________________
===================================================================================

MASTER NOTE AGREEMENTS-8.73%(d)

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 02/23/04; Cost $300,000,000)
  1.20%(b)(e)                                  08/23/04    300,000      300,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS-(CONTINUED)

Morgan Stanley
  (Acquired 09/15/03; Cost $236,000,000)
  1.11%(b)(f)                                  06/14/04   $236,000   $  236,000,000
===================================================================================
    Total Master Note Agreements (Cost
      $536,000,000)                                                     536,000,000
===================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-0.58%

FEDERAL HOME LOAN BANK (FHLB)-0.58%

Unsec. Disc. Notes, 0.91% (Cost
  $35,480,000)(a)                              03/01/04     35,480       35,480,000
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $5,356,643,834)                               5,356,643,834
===================================================================================

REPURCHASE AGREEMENTS-12.80%

Bear, Stearns & Co. Inc.
  1.06%(g)                                          --     100,000      100,000,000
-----------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.-New York
  Branch (United Kingdom)
  1.06%(h)                                     03/01/04    348,000      348,000,000
-----------------------------------------------------------------------------------
JP Morgan Securities Inc.
  1.06%(i)                                     03/01/04    184,306      184,306,251
-----------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.05%(j)                                     03/01/04     23,000       23,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.05%(k)                                     03/01/04    130,000      130,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $785,306,251)                                                     785,306,251
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-100.08% (Cost
  $6,141,950,085)(l)                                                  6,141,950,085
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.08%)                                    (5,037,258)
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $6,136,912,827
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 02/29/04 was $3,767,565,730, which represented 61.39% of the Fund's net assets. These securities are not considered to be illiquid.
(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., or MBIA Insurance Corp.
(d) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. Interest rate is redetermined daily. Rate shown is the rate in effect on 02/28/04.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's written notice for more than 10% of outstanding balance. Interest rate is redetermined daily. Rate shown is the rate in effect on 02/29/04.
(g) Open joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $256,546,000 U.S. Government obligations, 0% to 7.00% due 05/15/04 to 05/15/29 with an aggregate market value at 02/29/04 of $257,241,055.
(h) Joint repurchase agreement entered into 02/27/04 with a maturing value of $500,044,167. Collateralized by $681,131,008 U.S. Government obligations, 0% to 9.38% due 04/15/04 to 01/01/34 with an aggregate market value at 02/29/04 of $510,008,287.
(i) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $245,325,127 U.S. Government obligations, 4.50% to 7.00% due 05/01/18 to 02/01/34 with an aggregate market value at 02/29/04 of $255,000,589.
(j) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $246,282,908 U.S. Government obligations, 4.50% to 7.65% due 05/01/10 to 03/01/34 with an aggregate market value at 02/29/04 of $256,635,000.
(k) Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $246,873,682 U.S. Government obligations, 4.00% to 8.75% due 08/01/08 to 03/01/34 with an aggregate market value at 02/29/04 of $255,001,069.
(l) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $ 5,356,643,834
-----------------------------------------------------------------------------
Repurchase agreements (amortized cost)                            785,306,251
=============================================================================
    Total investments (amortized cost)                          6,141,950,085
=============================================================================
Interest receivables                                                  331,677
-----------------------------------------------------------------------------
Investment for deferred compensation and retirement plans             383,377
-----------------------------------------------------------------------------
Other assets                                                          179,676
=============================================================================
    Total assets                                                6,142,844,815
_____________________________________________________________________________
=============================================================================

LIABILITIES:

Payables for:
  Dividends                                                         4,538,836
-----------------------------------------------------------------------------
  Deferred compensation and retirement plans                          756,845
-----------------------------------------------------------------------------
Accrued distribution fees                                             259,012
-----------------------------------------------------------------------------
Accrued trustees' fees                                                  9,564
-----------------------------------------------------------------------------
Accrued transfer agent fees                                           307,691
-----------------------------------------------------------------------------
Accrued operating expenses                                             60,040
=============================================================================
    Total liabilities                                               5,931,988
=============================================================================
Net assets applicable to shares outstanding                   $ 6,136,912,827
_____________________________________________________________________________
=============================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 6,136,134,594
-----------------------------------------------------------------------------
  Undistributed net investment income                                 779,984
-----------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                         (1,751)
=============================================================================
                                                              $ 6,136,912,827
_____________________________________________________________________________
=============================================================================


NET ASSETS:

Institutional Class                                           $ 4,837,320,690
_____________________________________________________________________________
=============================================================================
Private Investment Class                                      $   423,221,532
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                     $   122,885,528
_____________________________________________________________________________
=============================================================================
Cash Management Class                                         $   577,109,831
_____________________________________________________________________________
=============================================================================
Reserve Class                                                 $    83,715,905
_____________________________________________________________________________
=============================================================================
Resource Class                                                $    92,659,341
_____________________________________________________________________________
=============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES AUTHORIZED:

Institutional Class                                             4,837,866,865
_____________________________________________________________________________
=============================================================================
Private Investment Class                                          423,325,984
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                         122,839,981
_____________________________________________________________________________
=============================================================================
Cash Management Class                                             577,175,170
_____________________________________________________________________________
=============================================================================
Reserve Class                                                      83,724,595
_____________________________________________________________________________
=============================================================================
Resource Class                                                     92,631,983
_____________________________________________________________________________
=============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $          1.00
_____________________________________________________________________________
=============================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 29, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $34,943,025
=========================================================================

EXPENSES:

Advisory fees                                                   4,867,890
-------------------------------------------------------------------------
Administrative services fees                                      345,992
-------------------------------------------------------------------------
Custodian fees                                                    133,759
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,090,590
-------------------------------------------------------------------------
  Personal Investment Class                                       471,204
-------------------------------------------------------------------------
  Cash Management Class                                           224,708
-------------------------------------------------------------------------
  Reserve Class                                                   444,053
-------------------------------------------------------------------------
  Resource Class                                                  103,734
-------------------------------------------------------------------------
Transfer agent fees                                               538,314
-------------------------------------------------------------------------
Trustees' fees                                                     58,651
-------------------------------------------------------------------------
Other                                                             170,528
=========================================================================
    Total expenses                                              8,449,423
=========================================================================
Less: Fees waived                                              (2,905,061)
=========================================================================
    Net expenses                                                5,544,362
=========================================================================
Net investment income                                          29,398,663
=========================================================================
Net increase in net assets resulting from operations          $29,398,663
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2004 and the year ended August 31, 2003 (Unaudited)

                                                               FEBRUARY 29,        AUGUST 31,
                                                                   2004               2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   29,398,663     $   97,285,796
===============================================================================================
    Net increase in net assets resulting from operations          29,398,663         97,285,796
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (25,819,631)       (79,265,979)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (1,480,025)        (4,790,723)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (268,275)        (1,135,614)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (2,007,188)        (9,794,878)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                      (47,480)          (602,071)
-----------------------------------------------------------------------------------------------
  Resource Class                                                    (426,229)        (1,696,366)
===============================================================================================
    Decrease in net assets resulting from distributions          (30,048,828)       (97,285,631)
===============================================================================================
Share transactions-net:
  Institutional Class                                           (751,257,477)      (341,182,886)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                      (137,555,284)        61,372,457
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (10,820,147)       (43,774,130)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           40,462,635       (437,330,384)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                  (19,956,542)       (42,828,014)
-----------------------------------------------------------------------------------------------
  Resource Class                                                   4,413,243       (125,390,496)
===============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                        (874,713,572)      (929,133,453)
===============================================================================================
    Net increase (decrease) in net assets                       (875,363,737)      (929,133,288)
===============================================================================================

NET ASSETS:

  Beginning of period                                          7,012,276,564      7,941,409,852
===============================================================================================
  End of period (including undistributed net investment
    income of $779,984 and $1,430,149 for 2004 and 2003,
    respectively).                                            $6,136,912,827     $7,012,276,564
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 29, 2004
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The STIC Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    On November 24, 2003, the Fund was restructured from a separate series of Short-Term Investments Co. to a new series portfolio of the Trust.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such expense limitations prior to the end of each fiscal year. For the six months ended February 29, 2004, AIM waived fees of $2,219,755.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2004, AIM was paid $345,992 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 29, 2004, AISI retained $479,669 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 29, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $654,354, $345,550, $179,766, $386,326 and $82,987, respectively, after FMC waived plan fees of $436,236, $125,654, $44,942, $57,727 and $20,747, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended February 29, 2004, the Fund paid legal fees of $13,575 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 29, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD
----------------------------------------------------------------------------
August 31, 2011                                                    $1,014
____________________________________________________________________________
============================================================================



NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                      CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                          YEAR ENDED
                                         FEBRUARY 29, 2004                       AUGUST 31, 2003
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            12,518,419,417    $ 12,518,419,417     39,538,699,529    $ 39,538,699,529
----------------------------------------------------------------------------------------------------------
  Private Investment Class          993,492,623         993,492,623      2,361,767,415       2,361,767,415
----------------------------------------------------------------------------------------------------------
  Personal Investment Class         826,755,144         826,755,144      1,713,575,941       1,713,575,941
----------------------------------------------------------------------------------------------------------
  Cash Management Class           1,321,763,131       1,321,763,131      4,401,672,934       4,401,672,934
----------------------------------------------------------------------------------------------------------
  Reserve Class                     486,042,763         486,042,763      5,302,349,656       5,302,349,656
----------------------------------------------------------------------------------------------------------
  Resource Class                    314,817,201         314,817,201        831,814,148         831,814,148
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 1,930,057           1,930,057          5,289,215           5,289,215
----------------------------------------------------------------------------------------------------------
  Private Investment Class              627,081             627,081          2,463,410           2,463,410
----------------------------------------------------------------------------------------------------------
  Personal Investment Class             219,867             219,867          1,073,144           1,073,144
----------------------------------------------------------------------------------------------------------
  Cash Management Class                 567,348             567,348          3,808,779           3,808,779
----------------------------------------------------------------------------------------------------------
  Reserve Class                          46,962              46,962            616,859             616,859
----------------------------------------------------------------------------------------------------------
  Resource Class                        363,080             363,080          1,719,060           1,719,060
==========================================================================================================
Reacquired:
  Institutional Class           (13,271,606,951)    (13,271,606,951)   (39,885,171,630)    (39,885,171,630)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (1,131,674,988)     (1,131,674,988)    (2,302,858,368)     (2,302,858,368)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class        (837,795,158)       (837,795,158)    (1,758,423,215)     (1,758,423,215)
----------------------------------------------------------------------------------------------------------
  Cash Management Class          (1,281,867,844)     (1,281,867,844)    (4,842,812,097)     (4,842,812,097)
----------------------------------------------------------------------------------------------------------
  Reserve Class                    (506,046,267)       (506,046,267)    (5,345,794,529)     (5,345,794,529)
----------------------------------------------------------------------------------------------------------
  Resource Class                   (310,767,038)       (310,767,038)      (958,923,704)       (958,923,704)
==========================================================================================================
                                   (874,713,572)   $   (874,713,572)      (929,133,453)   $   (929,133,453)
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                               RESOURCE CLASS
                                   -----------------------------------------------------------------------
                                   SIX MONTHS
                                     ENDED                            YEAR ENDED AUGUST 31,
                                   FEBRUARY 29,        ---------------------------------------------------
                                     2004               2003       2002       2001       2000       1999
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $  1.00           $  1.00   $   1.00   $   1.00   $   1.00   $   1.00
----------------------------------------------------------------------------------------------------------
Net investment income                  0.004              0.01       0.02       0.05       0.06       0.05
==========================================================================================================
Less dividends from net
  investment income                   (0.004)            (0.01)     (0.02)     (0.05)     (0.06)     (0.05)
==========================================================================================================
Net asset value, end of period       $  1.00           $  1.00   $   1.00   $   1.00   $   1.00   $   1.00
__________________________________________________________________________________________________________
==========================================================================================================
Total return(a)                         0.41%             1.11%      1.85%      5.29%      5.91%      4.99%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $92,659           $88,259   $213,654   $453,601   $563,431   $665,939
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                      0.28%(b)          0.26%      0.26%      0.25%      0.25%      0.25%
----------------------------------------------------------------------------------------------------------
  Without fee waivers                   0.39%(b)          0.38%      0.34%      0.29%      0.29%      0.29%
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of net investment income to
  average net assets                    0.80%(b)          1.12%      1.89%      5.25%      5.78%      4.86%
__________________________________________________________________________________________________________
==========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $104,304,351.

NOTE 8--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG currently serves as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF. On April 30, 2004, AIM will succeed IFG as the investment advisor to IVIF.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A. Regulatory Inquiries and Actions
  --------------------------------

  1.  IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B. Private Actions
  ---------------

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG have already been transferred to the District of Maryland in accordance with the Panel's directive. IFG anticipates that in time most or all of the actions pending against it will be transferred to the multidistrict litigation.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Prime Portfolio ("Fund"), a portfolio of Short-Term Investments Trust (formerly a portfolio of Short-Term Investments Company, Inc.), ("Company"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purposes:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

(2) To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as new series portfolio of Short-Term Investments Trust, an existing Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

                                                             WITHHOLDING
      TRUSTEES/MATTER                         VOTES FOR       AUTHORITY
      ---------------                         ---------      -----------
(1)*  Bob R. Baker.......................   21,829,977,162   10,479,118
      Frank S. Bayley....................   21,830,154,550   10,301,730
      James T. Bunch.....................   21,830,155,266   10,301,014
      Bruce L. Crockett..................   21,830,154,531   10,301,749
      Albert R. Dowden...................   21,830,154,371   10,301,909
      Edward K. Dunn, Jr.................   21,830,154,550   10,301,730
      Jack M. Fields.....................   21,830,155,247   10,301,033
      Carl Frischling....................   21,830,155,266   10,301,014
      Robert H. Graham...................   21,830,155,266   10,301,014
      Gerald J. Lewis....................   21,830,155,266   10,301,014
      Prema Mathai-Davis.................   21,830,155,266   10,301,014
      Lewis F. Pennock...................   21,830,155,266   10,301,014
      Ruth H. Quigley....................   21,830,155,087   10,301,193
      Louis S. Sklar.....................   21,830,155,266   10,301,014
      Larry Soll, Ph.D...................   21,830,151,370   10,304,910
      Mark H. Williamson.................   21,830,155,266   10,301,014

                                                               VOTES        WITHHELD/
      MATTER                                  VOTES FOR       AGAINST      ABSTENTIONS
      ------                                  ---------       -------      -----------
(2)*  Approval of an Agreement and Plan
      of Reorganization which provides
      for the redomestication of Company
      as new series portfolio of
      Short-Term Investments Trust, an
      existing Delaware statutory trust
      and, in connection therewith, the
      sale of all of Company's assets and
      the dissolution of Company as a
      Maryland corporation...............
                                            20,735,454,099   63,566,040   1,041,436,141**

---------------

 * Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Company, Inc.

** Includes Broker Non-Votes

                                  [COVER ART]

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                              CASH MANAGEMENT CLASS

                               SEMI-ANNUAL REPORT

                                FEBRUARY 29, 2004

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                                    TRUSTEES

Bob R. Baker                                                    Robert H. Graham
Frank S. Bayley                                                  Gerald J. Lewis
James T. Bunch                                                Prema Mathai-Davis
Bruce L. Crockett                                               Lewis F. Pennock
Albert R. Dowden                                                 Ruth H. Quigley
Edward K. Dunn, Jr.                                               Louis S. Sklar
Jack M. Fields                                                 Larry Soll, Ph.D.
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Kevin M. Carome           Senior Vice President, Secretary & Chief Legal Officer
Sidney M. Dilgren                                     Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                             New York, NY 10286-0001

                               COUNSEL TO THE FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                             COUNSEL TO THE TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                             New York, NY 10022-3852

                                 TRANSFER AGENT
                          AIM Investment Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

    This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.

                                                                       TAP-SAR-3

[AIM INVESTMENTS LOGO APPEARS HERE]
          --Servicemark--

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           The economy and the stock market were healthy for most of
ROBERT H.           the reporting period. The nation's gross domestic product,
GRAHAM]             generally considered the broadest measure of economic
                    activity, expanded at an annualized rate of 4.1% in the fourth quarter of 2003, and the S&P 500--Registered
                    Trademark-- Index returned 14.59% for the reporting period.

                        Throughout the reporting period, the federal funds
                    target rate stood at 1.00%, its lowest level since 1958. The U.S. Federal Reserve (the Fed) said in June 2003 that it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. By October, the Fed reported that economic expansion had increased and consumer spending was generally stronger, although the job market remained weak. The Fed's November Beige Book report cited "reasonably broad based" economic expansion in October and early November and noted that in most Federal Reserve districts:

    o wages and the prices of finished goods and services remained fairly stable;

    o   retail spending increased on a year-over-year basis;

    o   manufacturing activity picked up; and

    o residential real estate activity remained strong while commercial real estate activity remained weak.

    In a widely reported speech in early January 2004, Federal Open Market Committee member Ben Bernanke said that while "downside risks to the economy remain ... the incoming data have continued for the most part to surprise on the upside." In late January, the Fed left short-term rates unchanged and said that economic reports suggested that the economy was "expanding briskly." The Fed dropped its long-standing promise to hold interest rates steady for a "considerable period," replacing it instead with a pledge to be "patient" before raising rates.

YOUR INVESTMENT PORTFOLIO

As of February 29, 2004, the Short-Term Investments Trust Government TaxAdvantage Portfolio's Cash Management Class outperformed its index, as shown in the table. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 25- to 51-day range; at the close of the reporting period, the WAM stood at 46 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Cash Management Class stood at $6.5 million.

================================================================================

YIELDS AS OF 2/29/04

                                            Monthly   Seven-Day
                                             Yield    SEC Yield

Government TaxAdvantage Portfolio            0.82%      0.83%
Cash Management Class

iMoneyNet Money Fund Averages--Trademark--   0.62%      0.63%
Government Only/Institutions Only

The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet Government Only/Institutions Only category consists of funds that invest only in U.S. T-Bills, repurchase agreements, or government agency securities.

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.

================================================================================

                                                                     (continued)

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

    The Government TaxAdvantage Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the Treasury, which provide shareholders with dividends exempt from state and local income taxation in certain jurisdictions. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity.

IN CONCLUSION

Economic activity continued to expand in January and February, according to information provided by Federal Reserve District Banks, with growth described as "moderate" to "showing signs of acceleration," according to the Federal Reserve's Beige Book. Employment has been growing slowly in most Federal Reserve Districts. Wages and salaries have increased slightly, but employers report substantial increases for employee health-care costs.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

The fund is not managed to track the performance of any particular index, including the index defined in this report, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SCHEDULE OF INVESTMENTS

February 29, 2004
(Unaudited)

                                                            PAR
                                               MATURITY    (000)       VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-99.91%

FEDERAL FARM CREDIT BANK-3.16%

Disc. Notes,(a)
  1.26%                                        09/01/04   $5,000    $  4,967,800
--------------------------------------------------------------------------------
Bonds,
  5.00%                                        07/16/04    1,100       1,115,901
================================================================================
                                                                       6,083,701
================================================================================
FEDERAL HOME LOAN BANK-96.75%

Unsec. Disc. Notes,(a)
  0.91%                                        03/01/04   65,700      65,700,000
--------------------------------------------------------------------------------
  1.07%                                        03/03/04    4,902       4,901,710
--------------------------------------------------------------------------------
  0.99%                                        03/10/04   30,000      29,992,575
--------------------------------------------------------------------------------
  1.00%                                        03/10/04   12,358      12,354,910
--------------------------------------------------------------------------------
  1.00%                                        04/05/04   20,000      19,980,555
--------------------------------------------------------------------------------
  1.09%                                        06/16/04   10,000       9,967,603
--------------------------------------------------------------------------------
Unsec. Bonds,
  5.44%                                        04/19/04    1,000       1,005,799
--------------------------------------------------------------------------------
  4.75%                                        06/28/04   15,000      15,172,969
--------------------------------------------------------------------------------
  2.25%                                        08/13/04    4,050       4,071,650
--------------------------------------------------------------------------------
  4.63%                                        08/13/04    2,440       2,478,748
--------------------------------------------------------------------------------
  6.25%                                        08/13/04    3,265       3,340,661
--------------------------------------------------------------------------------
  5.25%                                        11/24/04    1,000       1,026,878
--------------------------------------------------------------------------------
  1.47%                                        02/28/05    2,000       2,000,000
--------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  1.09%(b)                                     03/15/05   10,000       9,998,434
================================================================================
Unsec. Global Bonds,
  3.38%                                        05/14/04    1,000       1,004,309
--------------------------------------------------------------------------------
  4.88%                                        05/14/04    2,000       2,014,658
--------------------------------------------------------------------------------
  3.38%                                        06/15/04    1,000       1,006,530
--------------------------------------------------------------------------------
                                                                     186,017,989
================================================================================
    Total U.S. Government Agency Securities
      (Cost $192,101,690)                                            192,101,690
================================================================================
TOTAL INVESTMENTS-99.91% (Cost
  $192,101,690)(c)                                                   192,101,690
________________________________________________________________________________
================================================================================
OTHER ASSETS LESS LIABILITIES-0.09%                                      165,596
________________________________________________________________________________
================================================================================
NET ASSETS-100.00%                                                  $192,267,286
________________________________________________________________________________
================================================================================

Investment Abbreviations:

Disc.   - Discount
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined quarterly. Rate shown is rate in effect on 02/29/04.
(c) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004
(Unaudited)

ASSETS:

Investments, at value (amortized cost)                                    $ 192,101,690
---------------------------------------------------------------------------------------
Cash                                                                             76,527
---------------------------------------------------------------------------------------
Interest receivable                                                             252,953
---------------------------------------------------------------------------------------
Investment for deferred compensation and retirement plans                        57,856
---------------------------------------------------------------------------------------
Other assets                                                                     20,660
=======================================================================================
    Total assets                                                            192,509,686
_______________________________________________________________________________________
=======================================================================================

LIABILITIES:

Payables for:
  Dividends                                                                     125,690
---------------------------------------------------------------------------------------
  Deferred compensation and retirement plans                                     72,396
---------------------------------------------------------------------------------------
Accrued distribution fees                                                        23,467
---------------------------------------------------------------------------------------
Accrued trustees' fees                                                            1,683
---------------------------------------------------------------------------------------
Accrued transfer agent fees                                                       9,422
---------------------------------------------------------------------------------------
Accrued operating expenses                                                        9,742
=======================================================================================
    Total liabilities                                                           242,400
=======================================================================================
Net assets applicable to shares outstanding                               $ 192,267,286
_______________________________________________________________________________________
=======================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                           $ 192,266,750
---------------------------------------------------------------------------------------
  Undistributed net investment income                                               392
---------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities                        144
=======================================================================================
                                                                          $ 192,267,286
_______________________________________________________________________________________
=======================================================================================


NET ASSETS:

Institutional Class                                                       $  61,918,757
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                  $ 106,447,640
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                                 $   6,927,143
_______________________________________________________________________________________
=======================================================================================
Cash Management Class                                                     $   6,469,642
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                             $           1
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                            $  10,504,103
_______________________________________________________________________________________
=======================================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF
  SHARES AUTHORIZED:

Institutional Class                                                          61,891,258
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                    106,472,871
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                                     6,929,200
_______________________________________________________________________________________
=======================================================================================
Cash Management                                                               6,467,839
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                                         1
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                               10,505,973
_______________________________________________________________________________________
=======================================================================================
Net asset value, offering and redemption price per share for each class   $        1.00
_______________________________________________________________________________________
=======================================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 29, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $1,032,321
========================================================================

EXPENSES:

Advisory fees                                                    204,580
------------------------------------------------------------------------
Administrative services fees                                      24,863
------------------------------------------------------------------------
Custodian fees                                                     3,902
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       216,904
------------------------------------------------------------------------
  Personal Investment Class                                       24,220
------------------------------------------------------------------------
  Cash Management Class                                            2,077
------------------------------------------------------------------------
  Reserve Class                                                       10
------------------------------------------------------------------------
  Resource Class                                                  11,043
------------------------------------------------------------------------
Transfer agent fees                                               22,027
------------------------------------------------------------------------
Trustees' fees                                                     6,731
------------------------------------------------------------------------
Other                                                             77,188
========================================================================
    Total expenses                                               593,545
========================================================================
Less: Fees waived and expenses reimbursed                       (333,941)
========================================================================
    Net expenses                                                 259,604
========================================================================
Net investment income                                            772,717
========================================================================
Net realized gain from investment securities                         172
========================================================================
Net increase in net assets resulting from operations          $  772,889
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2004 and the year ended August 31, 2003 (Unaudited)

                                                              FEBRUARY 29,     AUGUST 31,
                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   772,717     $  2,652,955
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                        172           24,340
==========================================================================================
    Net increase in net assets resulting from operations          772,889        2,677,295
==========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (426,526)        (839,275)
------------------------------------------------------------------------------------------
  Private Investment Class                                       (278,026)      (1,252,576)
------------------------------------------------------------------------------------------
  Personal Investment Class                                       (10,978)         (52,141)
------------------------------------------------------------------------------------------
  Cash Management Class                                           (16,951)        (260,942)
------------------------------------------------------------------------------------------
  Resource Class                                                  (40,236)        (248,021)
==========================================================================================
    Total distributions from net investment income               (772,717)      (2,652,955)
==========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                             (19,648)         (17,975)
------------------------------------------------------------------------------------------
  Private Investment Class                                        (21,972)         (42,461)
------------------------------------------------------------------------------------------
  Personal Investment Class                                        (1,354)          (2,054)
------------------------------------------------------------------------------------------
  Cash Management Class                                              (501)          (7,634)
------------------------------------------------------------------------------------------
  Resource Class                                                   (2,531)          (4,877)
==========================================================================================
    Total distributions from net realized gains                   (46,006)         (75,001)
==========================================================================================
    Decrease in net assets resulting from distributions          (818,723)      (2,727,956)
==========================================================================================
Share transactions-net:
  Institutional Class                                         (23,050,550)      17,228,188
------------------------------------------------------------------------------------------
  Private Investment Class                                     21,331,903      (25,880,227)
------------------------------------------------------------------------------------------
  Personal Investment Class                                       513,230       (2,540,757)
------------------------------------------------------------------------------------------
  Cash Management Class                                         3,906,909      (14,684,754)
------------------------------------------------------------------------------------------
  Reserve Class                                                   (15,793)          15,794
------------------------------------------------------------------------------------------
  Resource Class                                               (4,729,174)     (14,472,970)
==========================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       (2,043,475)     (40,334,726)
==========================================================================================
    Net increase (decrease) in net assets                      (2,089,309)     (40,385,387)
==========================================================================================

NET ASSETS:

  Beginning of period                                         194,356,595      234,741,982
==========================================================================================
  End of period (including undistributed net investment
    income of $392 and $392 for 2004 and 2003, respectively)  $192,267,286    $194,356,595
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 29, 2004
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                               RATE
----------------------------------------------
First $250 million                       0.20%
----------------------------------------------
Over $250 million to $500 million        0.15%
----------------------------------------------
Over $500 million                        0.10%
______________________________________________
==============================================


    AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0..12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such expense limitations prior to the end of each fiscal year. For the six months February 29, 2004, AIM waived fees of $204,580 and reimbursed expenses of $11,825.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2004, AIM was paid $24,863 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 29, 2004, AISI retained $14,001 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 29, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $108,452, $17,761, $1,662, $9 and $8,834, respectively, after FMC waived plan fees of $108,452, $6,459, $415, $1 and $2,209, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended February 29, 2004, the Fund paid legal fees of $2,392 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 29, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                    CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                    YEAR ENDED
                                                FEBRUARY 29,                      AUGUST 31,
                                                    2004                             2003
                                        -----------------------------    -----------------------------
                                           SHARES          AMOUNT           SHARES          AMOUNT
------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                    190,309,247    $ 190,309,247     342,666,838    $ 342,666,838
------------------------------------------------------------------------------------------------------
  Private Investment Class               351,203,708      351,203,708     805,981,277      805,981,277
------------------------------------------------------------------------------------------------------
  Personal Investment Class                7,695,276        7,695,276      12,458,739       12,458,739
------------------------------------------------------------------------------------------------------
  Cash Management Class                   15,890,892       15,890,892     414,298,328      414,298,328
------------------------------------------------------------------------------------------------------
  Reserve Class*                                   8                8         824,453          824,453
------------------------------------------------------------------------------------------------------
  Resource Class                           3,142,060        3,142,060     285,091,420      285,091,420
======================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                         57,696           57,696         211,442          211,442
------------------------------------------------------------------------------------------------------
  Private Investment Class                   110,514          110,514         654,592          654,592
------------------------------------------------------------------------------------------------------
  Personal Investment Class                      378              378           6,695            6,695
------------------------------------------------------------------------------------------------------
  Cash Management Class                       14,874           14,874         294,784          294,784
------------------------------------------------------------------------------------------------------
  Resource Class                              42,714           42,714         264,640          264,640
======================================================================================================
Reacquired:
  Institutional Class                   (213,417,493)    (213,417,493)   (325,650,092)    (325,650,092)
------------------------------------------------------------------------------------------------------
  Private Investment Class              (329,982,319)    (329,982,319)   (832,516,096)    (832,516,096)
------------------------------------------------------------------------------------------------------
  Personal Investment Class               (7,182,424)      (7,182,424)    (15,006,191)     (15,006,191)
------------------------------------------------------------------------------------------------------
  Cash Management Class                  (11,998,857)     (11,998,857)   (429,277,866)    (429,277,866)
------------------------------------------------------------------------------------------------------
  Reserve Class*                             (15,801)         (15,801)       (808,659)        (808,659)
------------------------------------------------------------------------------------------------------
  Resource Class                          (7,913,948)      (7,913,948)   (299,829,030)    (299,829,030)
======================================================================================================
                                          (2,043,475)   $  (2,043,475)    (40,334,726)   $ (40,334,726)
______________________________________________________________________________________________________
======================================================================================================

* Reserve Class shares commenced sales on June 23, 2003.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                               CASH MANAGEMENT CLASS
                                       ---------------------------------------------------------------------
                                                                                               DECEMBER 31,
                                                                                                   1999
                                        SIX MONTHS                                              (DATE SALES
                                          ENDED                  YEAR ENDED AUGUST 31,         COMMENCED) TO
                                       FEBRUARY 29,        ---------------------------------    AUGUST 31,
                                           2004             2003        2002          2001         2000
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $ 1.00           $ 1.00      $  1.00      $  1.00       $  1.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                    0.004             0.01         0.02         0.05          0.04
============================================================================================================
Less distributions:
  Dividends from net investment
    income                                (0.004)           (0.01)       (0.02)       (0.05)        (0.04)
------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                   0.00             0.00         0.00         0.00          0.00
============================================================================================================
Total distributions                       (0.004)           (0.01)       (0.02)       (0.05)        (0.04)
============================================================================================================
Net asset value, end of period            $ 1.00           $ 1.00      $  1.00      $  1.00       $  1.00
____________________________________________________________________________________________________________
============================================================================================================
Total return(a)                             0.42%            1.16%        1.90%        5.23%         3.71%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $6,470           $2,563      $17,260      $19,254       $50,033
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                          0.20%(b)         0.21%        0.21%        0.20%         0.19%(c)
------------------------------------------------------------------------------------------------------------
  Without fee waivers                       0.43%(b)         0.43%        0.35%        0.36%         0.46%(c)
____________________________________________________________________________________________________________
============================================================================================================
Ratio of net investment income to
  average net assets                        0.81%(b)         1.13%        1.90%        4.92%         5.25%(c)
____________________________________________________________________________________________________________
============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $4,177,042.
(c)  Annualized

NOTE 8--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG currently serves as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF. On April 30, 2004, AIM will succeed IFG as the investment advisor to IVIF.

The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A. Regulatory Inquiries and Actions
  --------------------------------

  1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B. Private Actions
  ---------------

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG have already been transferred to the District of Maryland in accordance with the Panel's directive. IFG anticipates that in time most or all of the actions pending against it will be transferred to the multidistrict litigation.

Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Government Tax-Advantage Portfolio, an investment portfolio of Short-Term Investments Trust, a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

    The results of the voting on the above matter were as follows:

                                                                        WITHHELD/
        TRUSTEES/MATTER                                VOTES FOR       ABSTENTIONS
----------------------------------------------------------------------------------
(1)*    Bob R. Baker.................................  3,808,521,977   501,017,273
        Frank S. Bayley..............................  3,808,203,750   501,335,500
        James T. Bunch...............................  3,808,053,727   501,485,523
        Bruce L. Crockett............................  3,808,672,000   500,867,250
        Albert R. Dowden.............................  3,807,813,445   501,725,805
        Edward K. Dunn, Jr. .........................  3,808,662,331   500,876,919
        Jack M. Fields...............................  3,808,672,000   500,867,250
        Carl Frischling..............................  3,808,203,750   501,335,500
        Robert H. Graham.............................  3,808,672,000   500,867,250
        Gerald J. Lewis..............................  3,807,185,503   502,353,747
        Prema Mathai-Davis...........................  3,808,163,716   501,375,534
        Lewis F. Pennock.............................  3,808,186,102   501,353,148
        Ruth H. Quigley..............................  3,808,662,331   500,876,919
        Louis S. Sklar...............................  3,808,672,000   500,867,250
        Larry Soll, Ph.D. ...........................  3,808,504,329   501,034,921
        Mark H. Williamson...........................  3,808,672,000   500,867,250

* Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Trust.

                                  [COVER ART]

                     SEMI-ANNUAL REPORT / FEBRUARY 29, 2004

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                               INSTITUTIONAL CLASS

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                                    TRUSTEES

Bob R. Baker                                                    Robert H. Graham
Frank S. Bayley                                                  Gerald J. Lewis
James T. Bunch                                                Prema Mathai-Davis
Bruce L. Crockett                                               Lewis F. Pennock
Albert R. Dowden                                                 Ruth H. Quigley
Edward K. Dunn, Jr.                                               Louis S. Sklar
Jack M. Fields                                                 Larry Soll, Ph.D.
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Kevin M. Carome           Senior Vice President, Secretary & Chief Legal Officer
Sidney M. Dilgren                                     Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                             New York, NY 10286-0001

                               COUNSEL TO THE FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                             COUNSEL TO THE TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                             New York, NY 10022-3852

                                 TRANSFER AGENT
                          AIM Investment Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173


    This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.

                                                                       TAP-SAR-1

[AIM INVESTMENTS LOGO APPEARS HERE]
          --Servicemark--

LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           The economy and the stock market were healthy for most of
ROBERT H.           the reporting period. The nation's gross domestic product,
GRAHAM]             generally considered the broadest measure of economic
                    activity, expanded at an annualized rate of 4.1% in the fourth quarter of 2003, and the S&P 500--Registered
                    Trademark-- Index returned 14.59% for the reporting period.

                        Throughout the reporting period, the federal funds rate
                    target stood at 1.00%, its lowest level since 1958. The U.S. Federal Reserve (the Fed) said in June 2003 that it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. By October, the Fed reported that economic expansion had increased and consumer spending was generally stronger, although the job market remained weak. The Fed's November Beige Book report cited "reasonably broad based" economic expansion in October and early November and noted that in most Federal Reserve districts:

    o wages and the prices of finished goods and services remained fairly stable;

    o   retail spending increased on a year-over-year basis;

    o   manufacturing activity picked up; and

    o residential real estate activity remained strong while commercial real estate activity remained weak.

    In a widely reported speech in early January 2004, Federal Open Market Committee member Ben Bernanke said that while "downside risks to the economy remain ... the incoming data have continued for the most part to surprise on the upside." In late January, the Fed left short-term rates unchanged and said that economic reports suggested that the economy was "expanding briskly." The Fed dropped its long-standing promise to hold interest rates steady for a "considerable period," replacing it instead with a pledge to be "patient" before raising rates.

YOUR INVESTMENT PORTFOLIO

As of February 29, 2004, the Short-Term Investments Trust Government TaxAdvantage Portfolio's Institutional Class outperformed its index, as shown in the table. Had the advisor not waived fees and/or reimbursed expenses, seven-day and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 25- to 51-day range; at the close of the reporting period, the WAM stood at 46 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Institutional Class stood at $61.9 million.

================================================================================

YIELDS AS OF 2/29/04

                                                 Monthly   Seven-Day
                                                  Yield    SEC Yield

Government TaxAdvantage Portfolio                 0.90%      0.91%
Institutional Class

iMoneyNet Money Fund Averages--Trademark--        0.62%      0.63%
Government Only/Institutions Only

The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet Government Only/Institutions Only category consists of funds that invest only in U.S. T-Bills, repurchase agreements or government agency securities.

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.

================================================================================

                                                                     (continued)

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

    The Government TaxAdvantage Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the Treasury, which provide shareholders with dividends exempt from state and local income taxation in certain jurisdictions. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

In late January, the Fed left short-term rates unchanged and said that economic reports suggested that the economy was "expanding briskly." The Fed dropped its long-standing promise to hold interest rates steady for a "considerable period," replacing it with a pledge to be "patient" before raising rates.

    Economic activity continued to expand in January and February, according to information provided by Federal Reserve District Banks, with growth described as "moderate" to "showing signs of acceleration," according to the Federal Reserve's Beige Book. Employment has been growing slowly in most Federal Reserve Districts. Wages and salaries have increased slightly, but employers report substantial increases for employee health-care costs.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

================================================================================

                                  [LINE GRAPH]

MONTHLY YIELD COMPARISON
Six months ended 2/29/04 (Yields are monthly yields for the month-ends shown.)

               SHORT TERM INVESTMENTS TRUST    IMONEYNET
               GOVERNMENT TAXADVANTAGE         MONEY FUND AVERAGES--TRADEMARK--
               PORTFOLIO INSTITUTIONAL CLASS   GOVERNMENT ONLY/INSTITUTIONS ONLY
 8/03                      0.85                             0.63
 9/03                      0.87                             0.62
10/03                      0.86                             0.61
11/03                      0.88                             0.63
12/03                      0.9                              0.63
 1/04                      0.9                              0.62
 2/04                      0.9                              0.62

================================================================================

                                  [LINE GRAPH]

WEIGHTED AVERAGE MATURITY COMPARISON
Six months ended 2/29/04, as of the month-ends shown.

               SHORT TERM INVESTMENTS TRUST    IMONEYNET
               GOVERNMENT TAXADVANTAGE         MONEY FUND AVERAGES--TRADEMARK--
               PORTFOLIO INSTITUTIONAL CLASS   GOVERNMENT ONLY/INSTITUTIONS ONLY

 8/03                      41                               52
 9/03                      45                               51
10/03                      38                               52
11/03                      39                               53
12/03                      29                               50
 1/04                      51                               52
 2/04                      46                               50

================================================================================

Source: iMoneyNet Financial Data, Inc. iMoneyNet Money Fund Report--Registered Trademark-- for weighted average maturities; iMoneyNet Money Fund
Insight--Registered Trademark-- for monthly yields.

The fund is not managed to track the performance of any particular index, including the index defined in this report, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SCHEDULE OF INVESTMENTS

February 29, 2004
(Unaudited)

                                                            PAR
                                               MATURITY    (000)       VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-99.91%

FEDERAL FARM CREDIT BANK-3.16%

Disc. Notes,(a)
  1.26%                                        09/01/04   $5,000    $  4,967,800
--------------------------------------------------------------------------------
Bonds,
  5.00%                                        07/16/04    1,100       1,115,901
================================================================================
                                                                       6,083,701
================================================================================
FEDERAL HOME LOAN BANK-96.75%

Unsec. Disc. Notes,(a)
  0.91%                                        03/01/04   65,700      65,700,000
--------------------------------------------------------------------------------
  1.07%                                        03/03/04    4,902       4,901,710
--------------------------------------------------------------------------------
  0.99%                                        03/10/04   30,000      29,992,575
--------------------------------------------------------------------------------
  1.00%                                        03/10/04   12,358      12,354,910
--------------------------------------------------------------------------------
  1.00%                                        04/05/04   20,000      19,980,555
--------------------------------------------------------------------------------
  1.09%                                        06/16/04   10,000       9,967,603
--------------------------------------------------------------------------------
Unsec. Bonds,
  5.44%                                        04/19/04    1,000       1,005,799
--------------------------------------------------------------------------------
  4.75%                                        06/28/04   15,000      15,172,969
--------------------------------------------------------------------------------
  2.25%                                        08/13/04    4,050       4,071,650
--------------------------------------------------------------------------------
  4.63%                                        08/13/04    2,440       2,478,748
--------------------------------------------------------------------------------
  6.25%                                        08/13/04    3,265       3,340,661
--------------------------------------------------------------------------------
  5.25%                                        11/24/04    1,000       1,026,878
--------------------------------------------------------------------------------
  1.47%                                        02/28/05    2,000       2,000,000
--------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  1.09%(b)                                     03/15/05   10,000       9,998,434
================================================================================
Unsec. Global Bonds,
  3.38%                                        05/14/04    1,000       1,004,309
--------------------------------------------------------------------------------
  4.88%                                        05/14/04    2,000       2,014,658
--------------------------------------------------------------------------------
  3.38%                                        06/15/04    1,000       1,006,530
--------------------------------------------------------------------------------
                                                                     186,017,989
================================================================================
    Total U.S. Government Agency Securities
      (Cost $192,101,690)                                            192,101,690
================================================================================
TOTAL INVESTMENTS-99.91% (Cost
  $192,101,690)(c)                                                   192,101,690
________________________________________________________________________________
================================================================================
OTHER ASSETS LESS LIABILITIES-0.09%                                      165,596
________________________________________________________________________________
================================================================================
NET ASSETS-100.00%                                                  $192,267,286
________________________________________________________________________________
================================================================================

Investment Abbreviations:

Disc.   - Discount
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined quarterly. Rate shown is rate in effect on 02/29/04.
(c) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004
(Unaudited)

ASSETS:

Investments, at value (amortized cost)                                    $ 192,101,690
---------------------------------------------------------------------------------------
Cash                                                                             76,527
---------------------------------------------------------------------------------------
Interest receivable                                                             252,953
---------------------------------------------------------------------------------------
Investment for deferred compensation and retirement plans                        57,856
---------------------------------------------------------------------------------------
Other assets                                                                     20,660
=======================================================================================
    Total assets                                                            192,509,686
_______________________________________________________________________________________
=======================================================================================

LIABILITIES:

Payables for:
  Dividends                                                                     125,690
---------------------------------------------------------------------------------------
  Deferred compensation and retirement plans                                     72,396
---------------------------------------------------------------------------------------
Accrued distribution fees                                                        23,467
---------------------------------------------------------------------------------------
Accrued trustees' fees                                                            1,683
---------------------------------------------------------------------------------------
Accrued transfer agent fees                                                       9,422
---------------------------------------------------------------------------------------
Accrued operating expenses                                                        9,742
=======================================================================================
    Total liabilities                                                           242,400
=======================================================================================
Net assets applicable to shares outstanding                               $ 192,267,286
_______________________________________________________________________________________
=======================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                           $ 192,266,750
---------------------------------------------------------------------------------------
  Undistributed net investment income                                               392
---------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities                        144
=======================================================================================
                                                                          $ 192,267,286
_______________________________________________________________________________________
=======================================================================================


NET ASSETS:

Institutional Class                                                       $  61,918,757
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                  $ 106,447,640
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                                 $   6,927,143
_______________________________________________________________________________________
=======================================================================================
Cash Management Class                                                     $   6,469,642
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                             $           1
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                            $  10,504,103
_______________________________________________________________________________________
=======================================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF
  SHARES AUTHORIZED:

Institutional Class                                                          61,891,258
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                    106,472,871
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                                     6,929,200
_______________________________________________________________________________________
=======================================================================================
Cash Management                                                               6,467,839
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                                         1
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                               10,505,973
_______________________________________________________________________________________
=======================================================================================
Net asset value, offering and redemption price per share for each class   $        1.00
_______________________________________________________________________________________
=======================================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 29, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $1,032,321
========================================================================

EXPENSES:

Advisory fees                                                    204,580
------------------------------------------------------------------------
Administrative services fees                                      24,863
------------------------------------------------------------------------
Custodian fees                                                     3,902
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       216,904
------------------------------------------------------------------------
  Personal Investment Class                                       24,220
------------------------------------------------------------------------
  Cash Management Class                                            2,077
------------------------------------------------------------------------
  Reserve Class                                                       10
------------------------------------------------------------------------
  Resource Class                                                  11,043
------------------------------------------------------------------------
Transfer agent fees                                               22,027
------------------------------------------------------------------------
Trustees' fees                                                     6,731
------------------------------------------------------------------------
Other                                                             77,188
========================================================================
    Total expenses                                               593,545
========================================================================
Less: Fees waived and expenses reimbursed                       (333,941)
========================================================================
    Net expenses                                                 259,604
========================================================================
Net investment income                                            772,717
========================================================================
Net realized gain from investment securities                         172
========================================================================
Net increase in net assets resulting from operations          $  772,889
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2004 and the year ended August 31, 2003 (Unaudited)

                                                              FEBRUARY 29,     AUGUST 31,
                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   772,717     $  2,652,955
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                        172           24,340
==========================================================================================
    Net increase in net assets resulting from operations          772,889        2,677,295
==========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (426,526)        (839,275)
------------------------------------------------------------------------------------------
  Private Investment Class                                       (278,026)      (1,252,576)
------------------------------------------------------------------------------------------
  Personal Investment Class                                       (10,978)         (52,141)
------------------------------------------------------------------------------------------
  Cash Management Class                                           (16,951)        (260,942)
------------------------------------------------------------------------------------------
  Resource Class                                                  (40,236)        (248,021)
==========================================================================================
    Total distributions from net investment income               (772,717)      (2,652,955)
==========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                             (19,648)         (17,975)
------------------------------------------------------------------------------------------
  Private Investment Class                                        (21,972)         (42,461)
------------------------------------------------------------------------------------------
  Personal Investment Class                                        (1,354)          (2,054)
------------------------------------------------------------------------------------------
  Cash Management Class                                              (501)          (7,634)
------------------------------------------------------------------------------------------
  Resource Class                                                   (2,531)          (4,877)
==========================================================================================
    Total distributions from net realized gains                   (46,006)         (75,001)
==========================================================================================
    Decrease in net assets resulting from distributions          (818,723)      (2,727,956)
==========================================================================================
Share transactions-net:
  Institutional Class                                         (23,050,550)      17,228,188
------------------------------------------------------------------------------------------
  Private Investment Class                                     21,331,903      (25,880,227)
------------------------------------------------------------------------------------------
  Personal Investment Class                                       513,230       (2,540,757)
------------------------------------------------------------------------------------------
  Cash Management Class                                         3,906,909      (14,684,754)
------------------------------------------------------------------------------------------
  Reserve Class                                                   (15,793)          15,794
------------------------------------------------------------------------------------------
  Resource Class                                               (4,729,174)     (14,472,970)
==========================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       (2,043,475)     (40,334,726)
==========================================================================================
    Net increase (decrease) in net assets                      (2,089,309)     (40,385,387)
==========================================================================================

NET ASSETS:

  Beginning of period                                         194,356,595      234,741,982
==========================================================================================
  End of period (including undistributed net investment
    income of $392 and $392 for 2004 and 2003, respectively)  $192,267,286    $194,356,595
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 29, 2004
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                               RATE
----------------------------------------------
First $250 million                       0.20%
----------------------------------------------
Over $250 million to $500 million        0.15%
----------------------------------------------
Over $500 million                        0.10%
______________________________________________
==============================================


    AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0..12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such expense limitations prior to the end of each fiscal year. For the six months February 29, 2004, AIM waived fees of $204,580 and reimbursed expenses of $11,825.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2004, AIM was paid $24,863 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 29, 2004, AISI retained $14,001 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 29, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $108,452, $17,761, $1,662, $9 and $8,834, respectively, after FMC waived plan fees of $108,452, $6,459, $415, $1 and $2,209, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended February 29, 2004, the Fund paid legal fees of $2,392 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 29, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                    CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                    YEAR ENDED
                                                FEBRUARY 29,                      AUGUST 31,
                                                    2004                             2003
                                        -----------------------------    -----------------------------
                                           SHARES          AMOUNT           SHARES          AMOUNT
------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                    190,309,247    $ 190,309,247     342,666,838    $ 342,666,838
------------------------------------------------------------------------------------------------------
  Private Investment Class               351,203,708      351,203,708     805,981,277      805,981,277
------------------------------------------------------------------------------------------------------
  Personal Investment Class                7,695,276        7,695,276      12,458,739       12,458,739
------------------------------------------------------------------------------------------------------
  Cash Management Class                   15,890,892       15,890,892     414,298,328      414,298,328
------------------------------------------------------------------------------------------------------
  Reserve Class*                                   8                8         824,453          824,453
------------------------------------------------------------------------------------------------------
  Resource Class                           3,142,060        3,142,060     285,091,420      285,091,420
======================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                         57,696           57,696         211,442          211,442
------------------------------------------------------------------------------------------------------
  Private Investment Class                   110,514          110,514         654,592          654,592
------------------------------------------------------------------------------------------------------
  Personal Investment Class                      378              378           6,695            6,695
------------------------------------------------------------------------------------------------------
  Cash Management Class                       14,874           14,874         294,784          294,784
------------------------------------------------------------------------------------------------------
  Resource Class                              42,714           42,714         264,640          264,640
======================================================================================================
Reacquired:
  Institutional Class                   (213,417,493)    (213,417,493)   (325,650,092)    (325,650,092)
------------------------------------------------------------------------------------------------------
  Private Investment Class              (329,982,319)    (329,982,319)   (832,516,096)    (832,516,096)
------------------------------------------------------------------------------------------------------
  Personal Investment Class               (7,182,424)      (7,182,424)    (15,006,191)     (15,006,191)
------------------------------------------------------------------------------------------------------
  Cash Management Class                  (11,998,857)     (11,998,857)   (429,277,866)    (429,277,866)
------------------------------------------------------------------------------------------------------
  Reserve Class*                             (15,801)         (15,801)       (808,659)        (808,659)
------------------------------------------------------------------------------------------------------
  Resource Class                          (7,913,948)      (7,913,948)   (299,829,030)    (299,829,030)
======================================================================================================
                                          (2,043,475)   $  (2,043,475)    (40,334,726)   $ (40,334,726)
______________________________________________________________________________________________________
======================================================================================================

* Reserve Class shares commenced sales on June 23, 2003.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                   INSTITUTIONAL CLASS
                                       ---------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED                              YEAR ENDED AUGUST 31,
                                       FEBRUARY 29,        -------------------------------------------------------
                                         2004               2003         2002          2001      2000       1999
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $  1.00           $  1.00      $  1.00      $   1.00   $  1.00    $  1.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                    0.004              0.01         0.02          0.05      0.05       0.04
==================================================================================================================
Less distributions:
  Dividends from net investment
    income                                (0.004)            (0.01)       (0.02)        (0.05)    (0.05)     (0.04)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                   0.00              0.00         0.00          0.00      0.00       0.00
==================================================================================================================
Total distributions                       (0.004)            (0.01)       (0.02)        (0.05)    (0.05)     (0.04)
==================================================================================================================
Net asset value, end of period           $  1.00           $  1.00      $  1.00      $   1.00   $  1.00    $  1.00
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(a)                             0.46%             1.24%        1.98%         5.31%     5.41%      4.51%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $61,919           $84,989      $67,754      $208,307   $60,825    $88,517
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                          0.12%(b)          0.13%        0.13%         0.12%     0.11%      0.19%
------------------------------------------------------------------------------------------------------------------
  Without fee waivers                       0.33%(b)          0.33%        0.25%         0.26%     0.36%      0.35%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of net investment income to
  average net assets                        0.89%(b)          1.21%        1.98%         5.00%     5.33%      4.42%
__________________________________________________________________________________________________________________
==================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $96,689,190.

NOTE 8--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG currently serves as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF. On April 30, 2004, AIM will succeed IFG as the investment advisor to IVIF.

The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A. Regulatory Inquiries and Actions
  --------------------------------

  1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B. Private Actions
  ---------------

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG have already been transferred to the District of Maryland in accordance with the Panel's directive. IFG anticipates that in time most or all of the actions pending against it will be transferred to the multidistrict litigation.

Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Government Tax-Advantage Portfolio, an investment portfolio of Short-Term Investments Trust, a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

    The results of the voting on the above matter were as follows:

                                                                        WITHHELD/
        TRUSTEES/MATTER                                VOTES FOR       ABSTENTIONS
----------------------------------------------------------------------------------
(1)*    Bob R. Baker.................................  3,808,521,977   501,017,273
        Frank S. Bayley..............................  3,808,203,750   501,335,500
        James T. Bunch...............................  3,808,053,727   501,485,523
        Bruce L. Crockett............................  3,808,672,000   500,867,250
        Albert R. Dowden.............................  3,807,813,445   501,725,805
        Edward K. Dunn, Jr. .........................  3,808,662,331   500,876,919
        Jack M. Fields...............................  3,808,672,000   500,867,250
        Carl Frischling..............................  3,808,203,750   501,335,500
        Robert H. Graham.............................  3,808,672,000   500,867,250
        Gerald J. Lewis..............................  3,807,185,503   502,353,747
        Prema Mathai-Davis...........................  3,808,163,716   501,375,534
        Lewis F. Pennock.............................  3,808,186,102   501,353,148
        Ruth H. Quigley..............................  3,808,662,331   500,876,919
        Louis S. Sklar...............................  3,808,672,000   500,867,250
        Larry Soll, Ph.D. ...........................  3,808,504,329   501,034,921
        Mark H. Williamson...........................  3,808,672,000   500,867,250

* Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Trust.

                                  [COVER ART]

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                            PERSONAL INVESTMENT CLASS

                               SEMI-ANNUAL REPORT

                                FEBRUARY 29, 2004

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                                    TRUSTEES

Bob R. Baker                                                    Robert H. Graham
Frank S. Bayley                                                  Gerald J. Lewis
James T. Bunch                                                Prema Mathai-Davis
Bruce L. Crockett                                               Lewis F. Pennock
Albert R. Dowden                                                 Ruth H. Quigley
Edward K. Dunn, Jr.                                               Louis S. Sklar
Jack M. Fields                                                 Larry Soll, Ph.D.
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Kevin M. Carome           Senior Vice President, Secretary & Chief Legal Officer
Sidney M. Dilgren                                     Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                             New York, NY 10286-0001

                               COUNSEL TO THE FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                             COUNSEL TO THE TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                             New York, NY 10022-3852

                                 TRANSFER AGENT
                          AIM Investment Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

    This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.

                                                                       TAP-SAR-5

[AIM INVESTMENTS LOGO APPEARS HERE]
          --Servicemark--

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           The economy and the stock market were healthy for most of
ROBERT H.           the reporting period. The nation's gross domestic product,
GRAHAM]             generally considered the broadest measure of economic
                    activity, expanded at an annualized rate of 4.1% in the fourth quarter of 2003, and the S&P 500--Registered
                    Trademark-- Index returned 14.59% for the reporting period.

                        Throughout the reporting period, the federal funds
                    target rate stood at 1.00%, its lowest level since 1958. The U.S. Federal Reserve (the Fed) said in June 2003 that it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. By October, the Fed reported that economic expansion had increased and consumer spending was generally stronger, although the job market remained weak. The Fed's November Beige Book report cited "reasonably broad based" economic expansion in October and early November and noted that in most Federal Reserve districts:

    o wages and the prices of finished goods and services remained fairly stable;

    o   retail spending increased on a year-over-year basis;

    o   manufacturing activity picked up; and

    o residential real estate activity remained strong while commercial real estate activity remained weak.

    In a widely reported speech in early January 2004, Federal Open Market Committee member Ben Bernanke said that while "downside risks to the economy remain ... the incoming data have continued for the most part to surprise on the upside." In late January, the Fed left short-term rates unchanged and said that economic reports suggested that the economy was "expanding briskly." The Fed dropped its long-standing promise to hold interest rates steady for a "considerable period," replacing it instead with a pledge to be "patient" before raising rates.

YOUR INVESTMENT PORTFOLIO

As of February 29, 2004, both the seven-day and the monthly yield of the Short-Term Investments Trust Government TaxAdvantage Portfolio's Personal Investment Class was 0.36%. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 25- to 51-day range; at the close of the reporting period, the WAM stood at 46 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Personal Investment Class stood at $6.9 million. Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit AIMInvestments.com for the most recent month-end performance.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

                                                                     (continued)

    The Government TaxAdvantage Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the Treasury, which provide shareholders with dividends exempt from state and local income taxation in certain jurisdictions. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity.

IN CONCLUSION

Economic activity continued to expand in January and February, according to information provided by Federal Reserve District Banks, with growth described as "moderate" to "showing signs of acceleration," according to the Federal Reserve's Beige Book. Employment has been growing slowly in most Federal Reserve Districts. Wages and salaries have increased slightly, but employers report substantial increases for employee health-care costs.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SCHEDULE OF INVESTMENTS

February 29, 2004
(Unaudited)

                                                            PAR
                                               MATURITY    (000)       VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-99.91%

FEDERAL FARM CREDIT BANK-3.16%

Disc. Notes,(a)
  1.26%                                        09/01/04   $5,000    $  4,967,800
--------------------------------------------------------------------------------
Bonds,
  5.00%                                        07/16/04    1,100       1,115,901
================================================================================
                                                                       6,083,701
================================================================================
FEDERAL HOME LOAN BANK-96.75%

Unsec. Disc. Notes,(a)
  0.91%                                        03/01/04   65,700      65,700,000
--------------------------------------------------------------------------------
  1.07%                                        03/03/04    4,902       4,901,710
--------------------------------------------------------------------------------
  0.99%                                        03/10/04   30,000      29,992,575
--------------------------------------------------------------------------------
  1.00%                                        03/10/04   12,358      12,354,910
--------------------------------------------------------------------------------
  1.00%                                        04/05/04   20,000      19,980,555
--------------------------------------------------------------------------------
  1.09%                                        06/16/04   10,000       9,967,603
--------------------------------------------------------------------------------
Unsec. Bonds,
  5.44%                                        04/19/04    1,000       1,005,799
--------------------------------------------------------------------------------
  4.75%                                        06/28/04   15,000      15,172,969
--------------------------------------------------------------------------------
  2.25%                                        08/13/04    4,050       4,071,650
--------------------------------------------------------------------------------
  4.63%                                        08/13/04    2,440       2,478,748
--------------------------------------------------------------------------------
  6.25%                                        08/13/04    3,265       3,340,661
--------------------------------------------------------------------------------
  5.25%                                        11/24/04    1,000       1,026,878
--------------------------------------------------------------------------------
  1.47%                                        02/28/05    2,000       2,000,000
--------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  1.09%(b)                                     03/15/05   10,000       9,998,434
================================================================================
Unsec. Global Bonds,
  3.38%                                        05/14/04    1,000       1,004,309
--------------------------------------------------------------------------------
  4.88%                                        05/14/04    2,000       2,014,658
--------------------------------------------------------------------------------
  3.38%                                        06/15/04    1,000       1,006,530
--------------------------------------------------------------------------------
                                                                     186,017,989
================================================================================
    Total U.S. Government Agency Securities
      (Cost $192,101,690)                                            192,101,690
================================================================================
TOTAL INVESTMENTS-99.91% (Cost
  $192,101,690)(c)                                                   192,101,690
________________________________________________________________________________
================================================================================
OTHER ASSETS LESS LIABILITIES-0.09%                                      165,596
________________________________________________________________________________
================================================================================
NET ASSETS-100.00%                                                  $192,267,286
________________________________________________________________________________
================================================================================

Investment Abbreviations:

Disc.   - Discount
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined quarterly. Rate shown is rate in effect on 02/29/04.
(c) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004
(Unaudited)

ASSETS:

Investments, at value (amortized cost)                                    $ 192,101,690
---------------------------------------------------------------------------------------
Cash                                                                             76,527
---------------------------------------------------------------------------------------
Interest receivable                                                             252,953
---------------------------------------------------------------------------------------
Investment for deferred compensation and retirement plans                        57,856
---------------------------------------------------------------------------------------
Other assets                                                                     20,660
=======================================================================================
    Total assets                                                            192,509,686
_______________________________________________________________________________________
=======================================================================================

LIABILITIES:

Payables for:
  Dividends                                                                     125,690
---------------------------------------------------------------------------------------
  Deferred compensation and retirement plans                                     72,396
---------------------------------------------------------------------------------------
Accrued distribution fees                                                        23,467
---------------------------------------------------------------------------------------
Accrued trustees' fees                                                            1,683
---------------------------------------------------------------------------------------
Accrued transfer agent fees                                                       9,422
---------------------------------------------------------------------------------------
Accrued operating expenses                                                        9,742
=======================================================================================
    Total liabilities                                                           242,400
=======================================================================================
Net assets applicable to shares outstanding                               $ 192,267,286
_______________________________________________________________________________________
=======================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                           $ 192,266,750
---------------------------------------------------------------------------------------
  Undistributed net investment income                                               392
---------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities                        144
=======================================================================================
                                                                          $ 192,267,286
_______________________________________________________________________________________
=======================================================================================


NET ASSETS:

Institutional Class                                                       $  61,918,757
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                  $ 106,447,640
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                                 $   6,927,143
_______________________________________________________________________________________
=======================================================================================
Cash Management Class                                                     $   6,469,642
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                             $           1
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                            $  10,504,103
_______________________________________________________________________________________
=======================================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF
  SHARES AUTHORIZED:

Institutional Class                                                          61,891,258
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                    106,472,871
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                                     6,929,200
_______________________________________________________________________________________
=======================================================================================
Cash Management                                                               6,467,839
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                                         1
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                               10,505,973
_______________________________________________________________________________________
=======================================================================================
Net asset value, offering and redemption price per share for each class   $        1.00
_______________________________________________________________________________________
=======================================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 29, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $1,032,321
========================================================================

EXPENSES:

Advisory fees                                                    204,580
------------------------------------------------------------------------
Administrative services fees                                      24,863
------------------------------------------------------------------------
Custodian fees                                                     3,902
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       216,904
------------------------------------------------------------------------
  Personal Investment Class                                       24,220
------------------------------------------------------------------------
  Cash Management Class                                            2,077
------------------------------------------------------------------------
  Reserve Class                                                       10
------------------------------------------------------------------------
  Resource Class                                                  11,043
------------------------------------------------------------------------
Transfer agent fees                                               22,027
------------------------------------------------------------------------
Trustees' fees                                                     6,731
------------------------------------------------------------------------
Other                                                             77,188
========================================================================
    Total expenses                                               593,545
========================================================================
Less: Fees waived and expenses reimbursed                       (333,941)
========================================================================
    Net expenses                                                 259,604
========================================================================
Net investment income                                            772,717
========================================================================
Net realized gain from investment securities                         172
========================================================================
Net increase in net assets resulting from operations          $  772,889
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2004 and the year ended August 31, 2003 (Unaudited)

                                                              FEBRUARY 29,     AUGUST 31,
                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   772,717     $  2,652,955
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                        172           24,340
==========================================================================================
    Net increase in net assets resulting from operations          772,889        2,677,295
==========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (426,526)        (839,275)
------------------------------------------------------------------------------------------
  Private Investment Class                                       (278,026)      (1,252,576)
------------------------------------------------------------------------------------------
  Personal Investment Class                                       (10,978)         (52,141)
------------------------------------------------------------------------------------------
  Cash Management Class                                           (16,951)        (260,942)
------------------------------------------------------------------------------------------
  Resource Class                                                  (40,236)        (248,021)
==========================================================================================
    Total distributions from net investment income               (772,717)      (2,652,955)
==========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                             (19,648)         (17,975)
------------------------------------------------------------------------------------------
  Private Investment Class                                        (21,972)         (42,461)
------------------------------------------------------------------------------------------
  Personal Investment Class                                        (1,354)          (2,054)
------------------------------------------------------------------------------------------
  Cash Management Class                                              (501)          (7,634)
------------------------------------------------------------------------------------------
  Resource Class                                                   (2,531)          (4,877)
==========================================================================================
    Total distributions from net realized gains                   (46,006)         (75,001)
==========================================================================================
    Decrease in net assets resulting from distributions          (818,723)      (2,727,956)
==========================================================================================
Share transactions-net:
  Institutional Class                                         (23,050,550)      17,228,188
------------------------------------------------------------------------------------------
  Private Investment Class                                     21,331,903      (25,880,227)
------------------------------------------------------------------------------------------
  Personal Investment Class                                       513,230       (2,540,757)
------------------------------------------------------------------------------------------
  Cash Management Class                                         3,906,909      (14,684,754)
------------------------------------------------------------------------------------------
  Reserve Class                                                   (15,793)          15,794
------------------------------------------------------------------------------------------
  Resource Class                                               (4,729,174)     (14,472,970)
==========================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       (2,043,475)     (40,334,726)
==========================================================================================
    Net increase (decrease) in net assets                      (2,089,309)     (40,385,387)
==========================================================================================

NET ASSETS:

  Beginning of period                                         194,356,595      234,741,982
==========================================================================================
  End of period (including undistributed net investment
    income of $392 and $392 for 2004 and 2003, respectively)  $192,267,286    $194,356,595
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 29, 2004
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                               RATE
----------------------------------------------
First $250 million                       0.20%
----------------------------------------------
Over $250 million to $500 million        0.15%
----------------------------------------------
Over $500 million                        0.10%
______________________________________________
==============================================


    AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0..12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such expense limitations prior to the end of each fiscal year. For the six months February 29, 2004, AIM waived fees of $204,580 and reimbursed expenses of $11,825.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2004, AIM was paid $24,863 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 29, 2004, AISI retained $14,001 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 29, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $108,452, $17,761, $1,662, $9 and $8,834, respectively, after FMC waived plan fees of $108,452, $6,459, $415, $1 and $2,209, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended February 29, 2004, the Fund paid legal fees of $2,392 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 29, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                    CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                    YEAR ENDED
                                                FEBRUARY 29,                      AUGUST 31,
                                                    2004                             2003
                                        -----------------------------    -----------------------------
                                           SHARES          AMOUNT           SHARES          AMOUNT
------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                    190,309,247    $ 190,309,247     342,666,838    $ 342,666,838
------------------------------------------------------------------------------------------------------
  Private Investment Class               351,203,708      351,203,708     805,981,277      805,981,277
------------------------------------------------------------------------------------------------------
  Personal Investment Class                7,695,276        7,695,276      12,458,739       12,458,739
------------------------------------------------------------------------------------------------------
  Cash Management Class                   15,890,892       15,890,892     414,298,328      414,298,328
------------------------------------------------------------------------------------------------------
  Reserve Class*                                   8                8         824,453          824,453
------------------------------------------------------------------------------------------------------
  Resource Class                           3,142,060        3,142,060     285,091,420      285,091,420
======================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                         57,696           57,696         211,442          211,442
------------------------------------------------------------------------------------------------------
  Private Investment Class                   110,514          110,514         654,592          654,592
------------------------------------------------------------------------------------------------------
  Personal Investment Class                      378              378           6,695            6,695
------------------------------------------------------------------------------------------------------
  Cash Management Class                       14,874           14,874         294,784          294,784
------------------------------------------------------------------------------------------------------
  Resource Class                              42,714           42,714         264,640          264,640
======================================================================================================
Reacquired:
  Institutional Class                   (213,417,493)    (213,417,493)   (325,650,092)    (325,650,092)
------------------------------------------------------------------------------------------------------
  Private Investment Class              (329,982,319)    (329,982,319)   (832,516,096)    (832,516,096)
------------------------------------------------------------------------------------------------------
  Personal Investment Class               (7,182,424)      (7,182,424)    (15,006,191)     (15,006,191)
------------------------------------------------------------------------------------------------------
  Cash Management Class                  (11,998,857)     (11,998,857)   (429,277,866)    (429,277,866)
------------------------------------------------------------------------------------------------------
  Reserve Class*                             (15,801)         (15,801)       (808,659)        (808,659)
------------------------------------------------------------------------------------------------------
  Resource Class                          (7,913,948)      (7,913,948)   (299,829,030)    (299,829,030)
======================================================================================================
                                          (2,043,475)   $  (2,043,475)    (40,334,726)   $ (40,334,726)
______________________________________________________________________________________________________
======================================================================================================

* Reserve Class shares commenced sales on June 23, 2003.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                             PERSONAL INVESTMENT CLASS
                                              -------------------------------------------------------
                                                                                           MAY 30,
                                                                                            2001
                                               SIX MONTHS           YEAR ENDED           (DATE SALES
                                                 ENDED              AUGUST 31,          COMMENCED) TO
                                              FEBRUARY 29,      ------------------       AUGUST 31,
                                                  2004           2003        2002           2001
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  1.00         $ 1.00      $ 1.00         $ 1.00
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.002           0.01        0.02           0.01
=====================================================================================================
Less distributions:
  Dividends from net investment income           (0.002)         (0.01)      (0.02)         (0.01)
-----------------------------------------------------------------------------------------------------
  Distributions from net realized gains           0.000           0.00        0.00           0.00
=====================================================================================================
Total distributions                              (0.002)         (0.01)      (0.02)         (0.01)
=====================================================================================================
Net asset value, end of period                  $  1.00         $ 1.00      $ 1.00         $ 1.00
_____________________________________________________________________________________________________
=====================================================================================================
Total return(a)                                    0.19%          0.69%       1.47%          0.82%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $ 6,927         $6,415      $8,957         $1,609
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                 0.67%(b)       0.68%       0.63%          0.62%(c)
-----------------------------------------------------------------------------------------------------
  Without fee waivers                              1.08%(b)       1.08%       1.00%          1.01%(c)
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of net investment income to average
  net assets                                       0.34%(b)       0.66%       1.48%          4.50%(c)
_____________________________________________________________________________________________________
=====================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average net assets of $6,494,245.
(c)  Annualized.

NOTE 8--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG currently serves as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF. On April 30, 2004, AIM will succeed IFG as the investment advisor to IVIF.

The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A. Regulatory Inquiries and Actions
  --------------------------------

  1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B. Private Actions
  ---------------

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG have already been transferred to the District of Maryland in accordance with the Panel's directive. IFG anticipates that in time most or all of the actions pending against it will be transferred to the multidistrict litigation.

Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Government Tax-Advantage Portfolio, an investment portfolio of Short-Term Investments Trust, a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

    The results of the voting on the above matter were as follows:

                                                                        WITHHELD/
        TRUSTEES/MATTER                                VOTES FOR       ABSTENTIONS
----------------------------------------------------------------------------------
(1)*    Bob R. Baker.................................  3,808,521,977   501,017,273
        Frank S. Bayley..............................  3,808,203,750   501,335,500
        James T. Bunch...............................  3,808,053,727   501,485,523
        Bruce L. Crockett............................  3,808,672,000   500,867,250
        Albert R. Dowden.............................  3,807,813,445   501,725,805
        Edward K. Dunn, Jr. .........................  3,808,662,331   500,876,919
        Jack M. Fields...............................  3,808,672,000   500,867,250
        Carl Frischling..............................  3,808,203,750   501,335,500
        Robert H. Graham.............................  3,808,672,000   500,867,250
        Gerald J. Lewis..............................  3,807,185,503   502,353,747
        Prema Mathai-Davis...........................  3,808,163,716   501,375,534
        Lewis F. Pennock.............................  3,808,186,102   501,353,148
        Ruth H. Quigley..............................  3,808,662,331   500,876,919
        Louis S. Sklar...............................  3,808,672,000   500,867,250
        Larry Soll, Ph.D. ...........................  3,808,504,329   501,034,921
        Mark H. Williamson...........................  3,808,672,000   500,867,250

* Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Trust.

                                  [COVER ART]

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                            PRIVATE INVESTMENT CLASS

                               SEMI-ANNUAL REPORT

                                FEBRUARY 29, 2004

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                                    TRUSTEES

Bob R. Baker                                                    Robert H. Graham
Frank S. Bayley                                                  Gerald J. Lewis
James T. Bunch                                                Prema Mathai-Davis
Bruce L. Crockett                                               Lewis F. Pennock
Albert R. Dowden                                                 Ruth H. Quigley
Edward K. Dunn, Jr.                                               Louis S. Sklar
Jack M. Fields                                                 Larry Soll, Ph.D.
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Kevin M. Carome           Senior Vice President, Secretary & Chief Legal Officer
Sidney M. Dilgren                                     Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                             New York, NY 10286-0001

                               COUNSEL TO THE FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                             COUNSEL TO THE TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                             New York, NY 10022-3852

                                 TRANSFER AGENT
                          AIM Investment Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

    This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.

                                                                       TAP-SAR-2

[AIM INVESTMENTS LOGO APPEARS HERE]
          --Servicemark--

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           The economy and the stock market were healthy for most of
ROBERT H.           the reporting period. The nation's gross domestic product,
GRAHAM]             generally considered the broadest measure of economic
                    activity, expanded at an annualized rate of 4.1% in the fourth quarter of 2003, and the S&P 500--Registered
                    Trademark-- Index returned 14.59% for the reporting period.

                        Throughout the reporting period, the federal funds
                    target rate stood at 1.00%, its lowest level since 1958. The U.S. Federal Reserve (the Fed) said in June 2003 that it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. By October, the Fed reported that economic expansion had increased and consumer spending was generally stronger, although the job market remained weak. The Fed's November Beige Book report cited "reasonably broad based" economic expansion in October and early November and noted that in most Federal Reserve districts:

    o wages and the prices of finished goods and services remained fairly stable;

    o   retail spending increased on a year-over-year basis;

    o   manufacturing activity picked up; and

    o residential real estate activity remained strong while commercial real estate activity remained weak.

    In a widely reported speech in early January 2004, Federal Open Market Committee member Ben Bernanke said that while "downside risks to the economy remain ... the incoming data have continued for the most part to surprise on the upside." In late January, the Fed left short-term rates unchanged and said that economic reports suggested that the economy was "expanding briskly." The Fed dropped its long-standing promise to hold interest rates steady for a "considerable period," replacing it instead with a pledge to be "patient" before raising rates.

YOUR INVESTMENT PORTFOLIO

As of February 29, 2004, the Short-Term Investments Trust Government TaxAdvantage Portfolio's Private Investment Class outperformed its index, as shown in the table. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 25- to 51-day range; at the close of the reporting period, the WAM stood at 46 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Private Investment Class stood at $106.4 million.

================================================================================

YIELDS AS OF 2/29/04

                                             Monthly   Seven-Day
                                              Yield    SEC Yield

Government TaxAdvantage Portfolio             0.65%      0.66%
Private Investment Class

iMoneyNet Money Fund Averages--Trademark--    0.62%      0.63%
Government Only/Institutions Only

The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet Government Only/Institutions Only category consists of funds that invest only in U.S. T-Bills, repurchase agreements, or government agency securities.

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.

================================================================================

                                                                     (continued)

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

    The Government TaxAdvantage Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the Treasury, which provide shareholders with dividends exempt from state and local income taxation in certain jurisdictions. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity.

IN CONCLUSION

Economic activity continued to expand in January and February, according to information provided by Federal Reserve District Banks, with growth described as "moderate" to "showing signs of acceleration," according to the Federal Reserve's Beige Book. Employment has been growing slowly in most Federal Reserve Districts. Wages and salaries have increased slightly, but employers report substantial increases for employee health-care costs.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman


The fund is not managed to track the performance of any particular index, including the index defined in this report, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SCHEDULE OF INVESTMENTS

February 29, 2004
(Unaudited)

                                                            PAR
                                               MATURITY    (000)       VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-99.91%

FEDERAL FARM CREDIT BANK-3.16%

Disc. Notes,(a)
  1.26%                                        09/01/04   $5,000    $  4,967,800
--------------------------------------------------------------------------------
Bonds,
  5.00%                                        07/16/04    1,100       1,115,901
================================================================================
                                                                       6,083,701
================================================================================
FEDERAL HOME LOAN BANK-96.75%

Unsec. Disc. Notes,(a)
  0.91%                                        03/01/04   65,700      65,700,000
--------------------------------------------------------------------------------
  1.07%                                        03/03/04    4,902       4,901,710
--------------------------------------------------------------------------------
  0.99%                                        03/10/04   30,000      29,992,575
--------------------------------------------------------------------------------
  1.00%                                        03/10/04   12,358      12,354,910
--------------------------------------------------------------------------------
  1.00%                                        04/05/04   20,000      19,980,555
--------------------------------------------------------------------------------
  1.09%                                        06/16/04   10,000       9,967,603
--------------------------------------------------------------------------------
Unsec. Bonds,
  5.44%                                        04/19/04    1,000       1,005,799
--------------------------------------------------------------------------------
  4.75%                                        06/28/04   15,000      15,172,969
--------------------------------------------------------------------------------
  2.25%                                        08/13/04    4,050       4,071,650
--------------------------------------------------------------------------------
  4.63%                                        08/13/04    2,440       2,478,748
--------------------------------------------------------------------------------
  6.25%                                        08/13/04    3,265       3,340,661
--------------------------------------------------------------------------------
  5.25%                                        11/24/04    1,000       1,026,878
--------------------------------------------------------------------------------
  1.47%                                        02/28/05    2,000       2,000,000
--------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  1.09%(b)                                     03/15/05   10,000       9,998,434
================================================================================
Unsec. Global Bonds,
  3.38%                                        05/14/04    1,000       1,004,309
--------------------------------------------------------------------------------
  4.88%                                        05/14/04    2,000       2,014,658
--------------------------------------------------------------------------------
  3.38%                                        06/15/04    1,000       1,006,530
--------------------------------------------------------------------------------
                                                                     186,017,989
================================================================================
    Total U.S. Government Agency Securities
      (Cost $192,101,690)                                            192,101,690
================================================================================
TOTAL INVESTMENTS-99.91% (Cost
  $192,101,690)(c)                                                   192,101,690
________________________________________________________________________________
================================================================================
OTHER ASSETS LESS LIABILITIES-0.09%                                      165,596
________________________________________________________________________________
================================================================================
NET ASSETS-100.00%                                                  $192,267,286
________________________________________________________________________________
================================================================================

Investment Abbreviations:

Disc.   - Discount
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined quarterly. Rate shown is rate in effect on 02/29/04.
(c) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004
(Unaudited)

ASSETS:

Investments, at value (amortized cost)                                    $ 192,101,690
---------------------------------------------------------------------------------------
Cash                                                                             76,527
---------------------------------------------------------------------------------------
Interest receivable                                                             252,953
---------------------------------------------------------------------------------------
Investment for deferred compensation and retirement plans                        57,856
---------------------------------------------------------------------------------------
Other assets                                                                     20,660
=======================================================================================
    Total assets                                                            192,509,686
_______________________________________________________________________________________
=======================================================================================

LIABILITIES:

Payables for:
  Dividends                                                                     125,690
---------------------------------------------------------------------------------------
  Deferred compensation and retirement plans                                     72,396
---------------------------------------------------------------------------------------
Accrued distribution fees                                                        23,467
---------------------------------------------------------------------------------------
Accrued trustees' fees                                                            1,683
---------------------------------------------------------------------------------------
Accrued transfer agent fees                                                       9,422
---------------------------------------------------------------------------------------
Accrued operating expenses                                                        9,742
=======================================================================================
    Total liabilities                                                           242,400
=======================================================================================
Net assets applicable to shares outstanding                               $ 192,267,286
_______________________________________________________________________________________
=======================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                           $ 192,266,750
---------------------------------------------------------------------------------------
  Undistributed net investment income                                               392
---------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities                        144
=======================================================================================
                                                                          $ 192,267,286
_______________________________________________________________________________________
=======================================================================================


NET ASSETS:

Institutional Class                                                       $  61,918,757
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                  $ 106,447,640
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                                 $   6,927,143
_______________________________________________________________________________________
=======================================================================================
Cash Management Class                                                     $   6,469,642
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                             $           1
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                            $  10,504,103
_______________________________________________________________________________________
=======================================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF
  SHARES AUTHORIZED:

Institutional Class                                                          61,891,258
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                    106,472,871
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                                     6,929,200
_______________________________________________________________________________________
=======================================================================================
Cash Management                                                               6,467,839
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                                         1
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                               10,505,973
_______________________________________________________________________________________
=======================================================================================
Net asset value, offering and redemption price per share for each class   $        1.00
_______________________________________________________________________________________
=======================================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 29, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $1,032,321
========================================================================

EXPENSES:

Advisory fees                                                    204,580
------------------------------------------------------------------------
Administrative services fees                                      24,863
------------------------------------------------------------------------
Custodian fees                                                     3,902
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       216,904
------------------------------------------------------------------------
  Personal Investment Class                                       24,220
------------------------------------------------------------------------
  Cash Management Class                                            2,077
------------------------------------------------------------------------
  Reserve Class                                                       10
------------------------------------------------------------------------
  Resource Class                                                  11,043
------------------------------------------------------------------------
Transfer agent fees                                               22,027
------------------------------------------------------------------------
Trustees' fees                                                     6,731
------------------------------------------------------------------------
Other                                                             77,188
========================================================================
    Total expenses                                               593,545
========================================================================
Less: Fees waived and expenses reimbursed                       (333,941)
========================================================================
    Net expenses                                                 259,604
========================================================================
Net investment income                                            772,717
========================================================================
Net realized gain from investment securities                         172
========================================================================
Net increase in net assets resulting from operations          $  772,889
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2004 and the year ended August 31, 2003 (Unaudited)

                                                              FEBRUARY 29,     AUGUST 31,
                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   772,717     $  2,652,955
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                        172           24,340
==========================================================================================
    Net increase in net assets resulting from operations          772,889        2,677,295
==========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (426,526)        (839,275)
------------------------------------------------------------------------------------------
  Private Investment Class                                       (278,026)      (1,252,576)
------------------------------------------------------------------------------------------
  Personal Investment Class                                       (10,978)         (52,141)
------------------------------------------------------------------------------------------
  Cash Management Class                                           (16,951)        (260,942)
------------------------------------------------------------------------------------------
  Resource Class                                                  (40,236)        (248,021)
==========================================================================================
    Total distributions from net investment income               (772,717)      (2,652,955)
==========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                             (19,648)         (17,975)
------------------------------------------------------------------------------------------
  Private Investment Class                                        (21,972)         (42,461)
------------------------------------------------------------------------------------------
  Personal Investment Class                                        (1,354)          (2,054)
------------------------------------------------------------------------------------------
  Cash Management Class                                              (501)          (7,634)
------------------------------------------------------------------------------------------
  Resource Class                                                   (2,531)          (4,877)
==========================================================================================
    Total distributions from net realized gains                   (46,006)         (75,001)
==========================================================================================
    Decrease in net assets resulting from distributions          (818,723)      (2,727,956)
==========================================================================================
Share transactions-net:
  Institutional Class                                         (23,050,550)      17,228,188
------------------------------------------------------------------------------------------
  Private Investment Class                                     21,331,903      (25,880,227)
------------------------------------------------------------------------------------------
  Personal Investment Class                                       513,230       (2,540,757)
------------------------------------------------------------------------------------------
  Cash Management Class                                         3,906,909      (14,684,754)
------------------------------------------------------------------------------------------
  Reserve Class                                                   (15,793)          15,794
------------------------------------------------------------------------------------------
  Resource Class                                               (4,729,174)     (14,472,970)
==========================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       (2,043,475)     (40,334,726)
==========================================================================================
    Net increase (decrease) in net assets                      (2,089,309)     (40,385,387)
==========================================================================================

NET ASSETS:

  Beginning of period                                         194,356,595      234,741,982
==========================================================================================
  End of period (including undistributed net investment
    income of $392 and $392 for 2004 and 2003, respectively)  $192,267,286    $194,356,595
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 29, 2004
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                               RATE
----------------------------------------------
First $250 million                       0.20%
----------------------------------------------
Over $250 million to $500 million        0.15%
----------------------------------------------
Over $500 million                        0.10%
______________________________________________
==============================================


    AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0..12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such expense limitations prior to the end of each fiscal year. For the six months February 29, 2004, AIM waived fees of $204,580 and reimbursed expenses of $11,825.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2004, AIM was paid $24,863 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 29, 2004, AISI retained $14,001 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 29, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $108,452, $17,761, $1,662, $9 and $8,834, respectively, after FMC waived plan fees of $108,452, $6,459, $415, $1 and $2,209, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended February 29, 2004, the Fund paid legal fees of $2,392 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 29, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                    CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                    YEAR ENDED
                                                FEBRUARY 29,                      AUGUST 31,
                                                    2004                             2003
                                        -----------------------------    -----------------------------
                                           SHARES          AMOUNT           SHARES          AMOUNT
------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                    190,309,247    $ 190,309,247     342,666,838    $ 342,666,838
------------------------------------------------------------------------------------------------------
  Private Investment Class               351,203,708      351,203,708     805,981,277      805,981,277
------------------------------------------------------------------------------------------------------
  Personal Investment Class                7,695,276        7,695,276      12,458,739       12,458,739
------------------------------------------------------------------------------------------------------
  Cash Management Class                   15,890,892       15,890,892     414,298,328      414,298,328
------------------------------------------------------------------------------------------------------
  Reserve Class*                                   8                8         824,453          824,453
------------------------------------------------------------------------------------------------------
  Resource Class                           3,142,060        3,142,060     285,091,420      285,091,420
======================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                         57,696           57,696         211,442          211,442
------------------------------------------------------------------------------------------------------
  Private Investment Class                   110,514          110,514         654,592          654,592
------------------------------------------------------------------------------------------------------
  Personal Investment Class                      378              378           6,695            6,695
------------------------------------------------------------------------------------------------------
  Cash Management Class                       14,874           14,874         294,784          294,784
------------------------------------------------------------------------------------------------------
  Resource Class                              42,714           42,714         264,640          264,640
======================================================================================================
Reacquired:
  Institutional Class                   (213,417,493)    (213,417,493)   (325,650,092)    (325,650,092)
------------------------------------------------------------------------------------------------------
  Private Investment Class              (329,982,319)    (329,982,319)   (832,516,096)    (832,516,096)
------------------------------------------------------------------------------------------------------
  Personal Investment Class               (7,182,424)      (7,182,424)    (15,006,191)     (15,006,191)
------------------------------------------------------------------------------------------------------
  Cash Management Class                  (11,998,857)     (11,998,857)   (429,277,866)    (429,277,866)
------------------------------------------------------------------------------------------------------
  Reserve Class*                             (15,801)         (15,801)       (808,659)        (808,659)
------------------------------------------------------------------------------------------------------
  Resource Class                          (7,913,948)      (7,913,948)   (299,829,030)    (299,829,030)
======================================================================================================
                                          (2,043,475)   $  (2,043,475)    (40,334,726)   $ (40,334,726)
______________________________________________________________________________________________________
======================================================================================================

* Reserve Class shares commenced sales on June 23, 2003.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                               PRIVATE INVESTMENT CLASS
                                     ----------------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED                             YEAR ENDED AUGUST 31,
                                     FEBRUARY 29,        --------------------------------------------------------
                                         2004             2003          2002          2001       2000      1999
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                               $   1.00          $  1.00      $   1.00      $   1.00   $  1.00    $  1.00
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.003             0.01          0.02          0.05      0.05       0.04
=================================================================================================================
Less distributions:
  Dividends from net investment
    income                               (0.003)           (0.01)        (0.02)        (0.05)    (0.05)     (0.04)
-----------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                  0.00             0.00          0.00          0.00      0.00       0.00
=================================================================================================================
Total distributions                      (0.003)           (0.01)        (0.02)        (0.05)    (0.05)     (0.04)
=================================================================================================================
Net asset value, end of period         $   1.00          $  1.00      $   1.00      $   1.00   $  1.00    $  1.00
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(a)                            0.34%            0.99%         1.73%         5.05%     5.15%      4.25%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                             $106,448          $85,138      $111,045      $118,324   $77,755    $45,377
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                         0.37%(b)         0.38%         0.38%         0.37%     0.36%      0.43%
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers                      0.83%(b)         0.83%         0.75%         0.76%     0.86%      0.85%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of net investment income to
  average net assets                       0.64%(b)         0.96%         1.73%         4.75%     5.08%      4.18%
_________________________________________________________________________________________________________________
=================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $87,238,308.

NOTE 8--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG currently serves as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF. On April 30, 2004, AIM will succeed IFG as the investment advisor to IVIF.

The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A. Regulatory Inquiries and Actions
  --------------------------------

  1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B. Private Actions
  ---------------

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG have already been transferred to the District of Maryland in accordance with the Panel's directive. IFG anticipates that in time most or all of the actions pending against it will be transferred to the multidistrict litigation.

Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Government Tax-Advantage Portfolio, an investment portfolio of Short-Term Investments Trust, a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

    The results of the voting on the above matter were as follows:

                                                                        WITHHELD/
        TRUSTEES/MATTER                                VOTES FOR       ABSTENTIONS
----------------------------------------------------------------------------------
(1)*    Bob R. Baker.................................  3,808,521,977   501,017,273
        Frank S. Bayley..............................  3,808,203,750   501,335,500
        James T. Bunch...............................  3,808,053,727   501,485,523
        Bruce L. Crockett............................  3,808,672,000   500,867,250
        Albert R. Dowden.............................  3,807,813,445   501,725,805
        Edward K. Dunn, Jr. .........................  3,808,662,331   500,876,919
        Jack M. Fields...............................  3,808,672,000   500,867,250
        Carl Frischling..............................  3,808,203,750   501,335,500
        Robert H. Graham.............................  3,808,672,000   500,867,250
        Gerald J. Lewis..............................  3,807,185,503   502,353,747
        Prema Mathai-Davis...........................  3,808,163,716   501,375,534
        Lewis F. Pennock.............................  3,808,186,102   501,353,148
        Ruth H. Quigley..............................  3,808,662,331   500,876,919
        Louis S. Sklar...............................  3,808,672,000   500,867,250
        Larry Soll, Ph.D. ...........................  3,808,504,329   501,034,921
        Mark H. Williamson...........................  3,808,672,000   500,867,250

* Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Trust.

                                  [COVER ART]

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                                  RESERVE CLASS

                               SEMI-ANNUAL REPORT

                                FEBRUARY 29, 2004

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                                    TRUSTEES

Bob R. Baker                                                    Robert H. Graham
Frank S. Bayley                                                  Gerald J. Lewis
James T. Bunch                                                Prema Mathai-Davis
Bruce L. Crockett                                               Lewis F. Pennock
Albert R. Dowden                                                 Ruth H. Quigley
Edward K. Dunn, Jr.                                               Louis S. Sklar
Jack M. Fields                                                 Larry Soll, Ph.D.
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Kevin M. Carome           Senior Vice President, Secretary & Chief Legal Officer
Sidney M. Dilgren                                     Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                             New York, NY 10286-0001

                               COUNSEL TO THE FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                             COUNSEL TO THE TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                             New York, NY 10022-3852

                                 TRANSFER AGENT
                          AIM Investment Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

    This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.

                                                                       TAP-SAR-6

[AIM INVESTMENTS LOGO APPEARS HERE]
          --Servicemark--

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           The economy and the stock market were healthy for most of
ROBERT H.           the reporting period. The nation's gross domestic product,
GRAHAM]             generally considered the broadest measure of economic
                    activity, expanded at an annualized rate of 4.1% in the fourth quarter of 2003, and the S&P 500--Registered
                    Trademark-- Index returned 14.59% for the reporting period.

                        Throughout the reporting period, the federal funds
                    target rate stood at 1.00%, its lowest level since 1958. The U.S. Federal Reserve (the Fed) said in June 2003 that it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. By October, the Fed reported that economic expansion had increased and consumer spending was generally stronger, although the job market remained weak. The Fed's November Beige Book report cited "reasonably broad based" economic expansion in October and early November and noted that in most Federal Reserve districts:

    o wages and the prices of finished goods and services remained fairly stable;

    o   retail spending increased on a year-over-year basis;

    o   manufacturing activity picked up; and

    o residential real estate activity remained strong while commercial real estate activity remained weak.

    In a widely reported speech in early January 2004, Federal Open Market Committee member Ben Bernanke said that while "downside risks to the economy remain ... the incoming data have continued for the most part to surprise on the upside." In late January, the Fed left short-term rates unchanged and said that economic reports suggested that the economy was "expanding briskly." The Fed dropped its long-standing promise to hold interest rates steady for a "considerable period," replacing it instead with a pledge to be "patient" before raising rates.

YOUR INVESTMENT PORTFOLIO

As of February 29, 2004, both the seven-day and the monthly SEC yield of the Short-Term Investments Trust Government TaxAdvantage Portfolio's Reserve Class was 0.09%. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 25- to 51-day range; at the close of the reporting period, the WAM stood at 46 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit AIMInvestments.com for the most recent month-end performance.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

                                                                     (continued)

    The Government TaxAdvantage Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the Treasury, which provide shareholders with dividends exempt from state and local income taxation in certain jurisdictions. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity.

IN CONCLUSION

Economic activity continued to expand in January and February, according to information provided by Federal Reserve District Banks, with growth described as "moderate" to "showing signs of acceleration," according to the Federal Reserve's Beige Book. Employment has been growing slowly in most Federal Reserve Districts. Wages and salaries have increased slightly, but employers report substantial increases for employee health-care costs.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SCHEDULE OF INVESTMENTS

February 29, 2004
(Unaudited)

                                                            PAR
                                               MATURITY    (000)       VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-99.91%

FEDERAL FARM CREDIT BANK-3.16%

Disc. Notes,(a)
  1.26%                                        09/01/04   $5,000    $  4,967,800
--------------------------------------------------------------------------------
Bonds,
  5.00%                                        07/16/04    1,100       1,115,901
================================================================================
                                                                       6,083,701
================================================================================
FEDERAL HOME LOAN BANK-96.75%

Unsec. Disc. Notes,(a)
  0.91%                                        03/01/04   65,700      65,700,000
--------------------------------------------------------------------------------
  1.07%                                        03/03/04    4,902       4,901,710
--------------------------------------------------------------------------------
  0.99%                                        03/10/04   30,000      29,992,575
--------------------------------------------------------------------------------
  1.00%                                        03/10/04   12,358      12,354,910
--------------------------------------------------------------------------------
  1.00%                                        04/05/04   20,000      19,980,555
--------------------------------------------------------------------------------
  1.09%                                        06/16/04   10,000       9,967,603
--------------------------------------------------------------------------------
Unsec. Bonds,
  5.44%                                        04/19/04    1,000       1,005,799
--------------------------------------------------------------------------------
  4.75%                                        06/28/04   15,000      15,172,969
--------------------------------------------------------------------------------
  2.25%                                        08/13/04    4,050       4,071,650
--------------------------------------------------------------------------------
  4.63%                                        08/13/04    2,440       2,478,748
--------------------------------------------------------------------------------
  6.25%                                        08/13/04    3,265       3,340,661
--------------------------------------------------------------------------------
  5.25%                                        11/24/04    1,000       1,026,878
--------------------------------------------------------------------------------
  1.47%                                        02/28/05    2,000       2,000,000
--------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  1.09%(b)                                     03/15/05   10,000       9,998,434
================================================================================
Unsec. Global Bonds,
  3.38%                                        05/14/04    1,000       1,004,309
--------------------------------------------------------------------------------
  4.88%                                        05/14/04    2,000       2,014,658
--------------------------------------------------------------------------------
  3.38%                                        06/15/04    1,000       1,006,530
--------------------------------------------------------------------------------
                                                                     186,017,989
================================================================================
    Total U.S. Government Agency Securities
      (Cost $192,101,690)                                            192,101,690
================================================================================
TOTAL INVESTMENTS-99.91% (Cost
  $192,101,690)(c)                                                   192,101,690
________________________________________________________________________________
================================================================================
OTHER ASSETS LESS LIABILITIES-0.09%                                      165,596
________________________________________________________________________________
================================================================================
NET ASSETS-100.00%                                                  $192,267,286
________________________________________________________________________________
================================================================================

Investment Abbreviations:

Disc.   - Discount
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined quarterly. Rate shown is rate in effect on 02/29/04.
(c) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004
(Unaudited)

ASSETS:

Investments, at value (amortized cost)                                    $ 192,101,690
---------------------------------------------------------------------------------------
Cash                                                                             76,527
---------------------------------------------------------------------------------------
Interest receivable                                                             252,953
---------------------------------------------------------------------------------------
Investment for deferred compensation and retirement plans                        57,856
---------------------------------------------------------------------------------------
Other assets                                                                     20,660
=======================================================================================
    Total assets                                                            192,509,686
_______________________________________________________________________________________
=======================================================================================

LIABILITIES:

Payables for:
  Dividends                                                                     125,690
---------------------------------------------------------------------------------------
  Deferred compensation and retirement plans                                     72,396
---------------------------------------------------------------------------------------
Accrued distribution fees                                                        23,467
---------------------------------------------------------------------------------------
Accrued trustees' fees                                                            1,683
---------------------------------------------------------------------------------------
Accrued transfer agent fees                                                       9,422
---------------------------------------------------------------------------------------
Accrued operating expenses                                                        9,742
=======================================================================================
    Total liabilities                                                           242,400
=======================================================================================
Net assets applicable to shares outstanding                               $ 192,267,286
_______________________________________________________________________________________
=======================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                           $ 192,266,750
---------------------------------------------------------------------------------------
  Undistributed net investment income                                               392
---------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities                        144
=======================================================================================
                                                                          $ 192,267,286
_______________________________________________________________________________________
=======================================================================================


NET ASSETS:

Institutional Class                                                       $  61,918,757
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                  $ 106,447,640
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                                 $   6,927,143
_______________________________________________________________________________________
=======================================================================================
Cash Management Class                                                     $   6,469,642
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                             $           1
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                            $  10,504,103
_______________________________________________________________________________________
=======================================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF
  SHARES AUTHORIZED:

Institutional Class                                                          61,891,258
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                    106,472,871
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                                     6,929,200
_______________________________________________________________________________________
=======================================================================================
Cash Management                                                               6,467,839
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                                         1
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                               10,505,973
_______________________________________________________________________________________
=======================================================================================
Net asset value, offering and redemption price per share for each class   $        1.00
_______________________________________________________________________________________
=======================================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 29, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $1,032,321
========================================================================

EXPENSES:

Advisory fees                                                    204,580
------------------------------------------------------------------------
Administrative services fees                                      24,863
------------------------------------------------------------------------
Custodian fees                                                     3,902
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       216,904
------------------------------------------------------------------------
  Personal Investment Class                                       24,220
------------------------------------------------------------------------
  Cash Management Class                                            2,077
------------------------------------------------------------------------
  Reserve Class                                                       10
------------------------------------------------------------------------
  Resource Class                                                  11,043
------------------------------------------------------------------------
Transfer agent fees                                               22,027
------------------------------------------------------------------------
Trustees' fees                                                     6,731
------------------------------------------------------------------------
Other                                                             77,188
========================================================================
    Total expenses                                               593,545
========================================================================
Less: Fees waived and expenses reimbursed                       (333,941)
========================================================================
    Net expenses                                                 259,604
========================================================================
Net investment income                                            772,717
========================================================================
Net realized gain from investment securities                         172
========================================================================
Net increase in net assets resulting from operations          $  772,889
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2004 and the year ended August 31, 2003 (Unaudited)

                                                              FEBRUARY 29,     AUGUST 31,
                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   772,717     $  2,652,955
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                        172           24,340
==========================================================================================
    Net increase in net assets resulting from operations          772,889        2,677,295
==========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (426,526)        (839,275)
------------------------------------------------------------------------------------------
  Private Investment Class                                       (278,026)      (1,252,576)
------------------------------------------------------------------------------------------
  Personal Investment Class                                       (10,978)         (52,141)
------------------------------------------------------------------------------------------
  Cash Management Class                                           (16,951)        (260,942)
------------------------------------------------------------------------------------------
  Resource Class                                                  (40,236)        (248,021)
==========================================================================================
    Total distributions from net investment income               (772,717)      (2,652,955)
==========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                             (19,648)         (17,975)
------------------------------------------------------------------------------------------
  Private Investment Class                                        (21,972)         (42,461)
------------------------------------------------------------------------------------------
  Personal Investment Class                                        (1,354)          (2,054)
------------------------------------------------------------------------------------------
  Cash Management Class                                              (501)          (7,634)
------------------------------------------------------------------------------------------
  Resource Class                                                   (2,531)          (4,877)
==========================================================================================
    Total distributions from net realized gains                   (46,006)         (75,001)
==========================================================================================
    Decrease in net assets resulting from distributions          (818,723)      (2,727,956)
==========================================================================================
Share transactions-net:
  Institutional Class                                         (23,050,550)      17,228,188
------------------------------------------------------------------------------------------
  Private Investment Class                                     21,331,903      (25,880,227)
------------------------------------------------------------------------------------------
  Personal Investment Class                                       513,230       (2,540,757)
------------------------------------------------------------------------------------------
  Cash Management Class                                         3,906,909      (14,684,754)
------------------------------------------------------------------------------------------
  Reserve Class                                                   (15,793)          15,794
------------------------------------------------------------------------------------------
  Resource Class                                               (4,729,174)     (14,472,970)
==========================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       (2,043,475)     (40,334,726)
==========================================================================================
    Net increase (decrease) in net assets                      (2,089,309)     (40,385,387)
==========================================================================================

NET ASSETS:

  Beginning of period                                         194,356,595      234,741,982
==========================================================================================
  End of period (including undistributed net investment
    income of $392 and $392 for 2004 and 2003, respectively)  $192,267,286    $194,356,595
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 29, 2004
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                               RATE
----------------------------------------------
First $250 million                       0.20%
----------------------------------------------
Over $250 million to $500 million        0.15%
----------------------------------------------
Over $500 million                        0.10%
______________________________________________
==============================================


    AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0..12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such expense limitations prior to the end of each fiscal year. For the six months February 29, 2004, AIM waived fees of $204,580 and reimbursed expenses of $11,825.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2004, AIM was paid $24,863 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 29, 2004, AISI retained $14,001 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 29, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $108,452, $17,761, $1,662, $9 and $8,834, respectively, after FMC waived plan fees of $108,452, $6,459, $415, $1 and $2,209, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended February 29, 2004, the Fund paid legal fees of $2,392 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 29, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                    CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                    YEAR ENDED
                                                FEBRUARY 29,                      AUGUST 31,
                                                    2004                             2003
                                        -----------------------------    -----------------------------
                                           SHARES          AMOUNT           SHARES          AMOUNT
------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                    190,309,247    $ 190,309,247     342,666,838    $ 342,666,838
------------------------------------------------------------------------------------------------------
  Private Investment Class               351,203,708      351,203,708     805,981,277      805,981,277
------------------------------------------------------------------------------------------------------
  Personal Investment Class                7,695,276        7,695,276      12,458,739       12,458,739
------------------------------------------------------------------------------------------------------
  Cash Management Class                   15,890,892       15,890,892     414,298,328      414,298,328
------------------------------------------------------------------------------------------------------
  Reserve Class*                                   8                8         824,453          824,453
------------------------------------------------------------------------------------------------------
  Resource Class                           3,142,060        3,142,060     285,091,420      285,091,420
======================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                         57,696           57,696         211,442          211,442
------------------------------------------------------------------------------------------------------
  Private Investment Class                   110,514          110,514         654,592          654,592
------------------------------------------------------------------------------------------------------
  Personal Investment Class                      378              378           6,695            6,695
------------------------------------------------------------------------------------------------------
  Cash Management Class                       14,874           14,874         294,784          294,784
------------------------------------------------------------------------------------------------------
  Resource Class                              42,714           42,714         264,640          264,640
======================================================================================================
Reacquired:
  Institutional Class                   (213,417,493)    (213,417,493)   (325,650,092)    (325,650,092)
------------------------------------------------------------------------------------------------------
  Private Investment Class              (329,982,319)    (329,982,319)   (832,516,096)    (832,516,096)
------------------------------------------------------------------------------------------------------
  Personal Investment Class               (7,182,424)      (7,182,424)    (15,006,191)     (15,006,191)
------------------------------------------------------------------------------------------------------
  Cash Management Class                  (11,998,857)     (11,998,857)   (429,277,866)    (429,277,866)
------------------------------------------------------------------------------------------------------
  Reserve Class*                             (15,801)         (15,801)       (808,659)        (808,659)
------------------------------------------------------------------------------------------------------
  Resource Class                          (7,913,948)      (7,913,948)   (299,829,030)    (299,829,030)
======================================================================================================
                                          (2,043,475)   $  (2,043,475)    (40,334,726)   $ (40,334,726)
______________________________________________________________________________________________________
======================================================================================================

* Reserve Class shares commenced sales on June 23, 2003.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                  RESERVE CLASS
                                                       ------------------------------------
                                                                                JUNE 23,
                                                                                  2003
                                                        SIX MONTHS             (DATE SALES
                                                          ENDED                COMMENCED)
                                                       FEBRUARY 29,           TO AUGUST 31,
                                                           2004                   2003
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  1.00                 $  1.00
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.000(a)                 0.01
===========================================================================================
Less distributions:
  Dividends from net investment income                        --                   (0.01)
-------------------------------------------------------------------------------------------
  Distributions from net realized gains                    0.000                    0.00
===========================================================================================
Total distributions                                       (0.000)                  (0.01)
___________________________________________________________________________________________
===========================================================================================
Net asset value, end of period                           $  1.00                 $  1.00
___________________________________________________________________________________________
===========================================================================================
Total return(b)                                             0.06%                   0.44%
___________________________________________________________________________________________
===========================================================================================
Ratios/supplemental data:
Net assets, end of period                                $     1                 $15,794
___________________________________________________________________________________________
===========================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                          0.92%(c)                0.93%(d)
-------------------------------------------------------------------------------------------
  Without fee waivers                                       1.27%(c)                1.32%(d)
___________________________________________________________________________________________
===========================================================================================
Ratio of net investment income to average net assets        0.09%(c)                0.41%(d)
___________________________________________________________________________________________
===========================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $2,084.
(d)  Annualized.

NOTE 8--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG currently serves as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF. On April 30, 2004, AIM will succeed IFG as the investment advisor to IVIF.

The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A. Regulatory Inquiries and Actions
  --------------------------------

  1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B. Private Actions
  ---------------

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG have already been transferred to the District of Maryland in accordance with the Panel's directive. IFG anticipates that in time most or all of the actions pending against it will be transferred to the multidistrict litigation.

Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Government Tax-Advantage Portfolio, an investment portfolio of Short-Term Investments Trust, a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

    The results of the voting on the above matter were as follows:

                                                                        WITHHELD/
        TRUSTEES/MATTER                                VOTES FOR       ABSTENTIONS
----------------------------------------------------------------------------------
(1)*    Bob R. Baker.................................  3,808,521,977   501,017,273
        Frank S. Bayley..............................  3,808,203,750   501,335,500
        James T. Bunch...............................  3,808,053,727   501,485,523
        Bruce L. Crockett............................  3,808,672,000   500,867,250
        Albert R. Dowden.............................  3,807,813,445   501,725,805
        Edward K. Dunn, Jr. .........................  3,808,662,331   500,876,919
        Jack M. Fields...............................  3,808,672,000   500,867,250
        Carl Frischling..............................  3,808,203,750   501,335,500
        Robert H. Graham.............................  3,808,672,000   500,867,250
        Gerald J. Lewis..............................  3,807,185,503   502,353,747
        Prema Mathai-Davis...........................  3,808,163,716   501,375,534
        Lewis F. Pennock.............................  3,808,186,102   501,353,148
        Ruth H. Quigley..............................  3,808,662,331   500,876,919
        Louis S. Sklar...............................  3,808,672,000   500,867,250
        Larry Soll, Ph.D. ...........................  3,808,504,329   501,034,921
        Mark H. Williamson...........................  3,808,672,000   500,867,250

* Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Trust.

                                  [COVER ART]

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                                 RESOURCE CLASS

                               SEMI-ANNUAL REPORT

                                FEBRUARY 29, 2004

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                                    TRUSTEES

Bob R. Baker                                                    Robert H. Graham
Frank S. Bayley                                                  Gerald J. Lewis
James T. Bunch                                                Prema Mathai-Davis
Bruce L. Crockett                                               Lewis F. Pennock
Albert R. Dowden                                                 Ruth H. Quigley
Edward K. Dunn, Jr.                                               Louis S. Sklar
Jack M. Fields                                                 Larry Soll, Ph.D.
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Kevin M. Carome           Senior Vice President, Secretary & Chief Legal Officer
Sidney M. Dilgren                                     Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                             New York, NY 10286-0001

                               COUNSEL TO THE FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                             COUNSEL TO THE TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                             New York, NY 10022-3852

                                 TRANSFER AGENT
                          AIM Investment Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

    This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.

                                                                       TAP-SAR-4

[AIM INVESTMENTS LOGO APPEARS HERE]
          --Servicemark--

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           The economy and the stock market were healthy for most of
ROBERT H.           the reporting period. The nation's gross domestic product,
GRAHAM]             generally considered the broadest measure of economic
                    activity, expanded at an annualized rate of 4.1% in the fourth quarter of 2003, and the S&P 500--Registered
                    Trademark-- Index returned 14.59% for the reporting period.

                        Throughout the reporting period, the federal funds
                    target rate stood at 1.00%, its lowest level since 1958. The U.S. Federal Reserve (the Fed) said in June 2003 that it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. By October, the Fed reported that economic expansion had increased and consumer spending was generally stronger, although the job market remained weak. The Fed's November Beige Book report cited "reasonably broad based" economic expansion in October and early November and noted that in most Federal Reserve districts:

    o wages and the prices of finished goods and services remained fairly stable;

    o   retail spending increased on a year-over-year basis;

    o   manufacturing activity picked up; and

    o residential real estate activity remained strong while commercial real estate activity remained weak.

    In a widely reported speech in early January 2004, Federal Open Market Committee member Ben Bernanke said that while "downside risks to the economy remain ... the incoming data have continued for the most part to surprise on the upside." In late January, the Fed left short-term rates unchanged and said that economic reports suggested that the economy was "expanding briskly." The Fed dropped its long-standing promise to hold interest rates steady for a "considerable period," replacing it instead with a pledge to be "patient" before raising rates.

YOUR INVESTMENT PORTFOLIO

As of February 29, 2004, the Short-Term Investments Trust Government TaxAdvantage Portfolio's Resource Class outperformed its index, as shown in the table. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 25- to 51-day range; at the close of the reporting period, the WAM stood at 46 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Resource Class stood at $10.5 million.

================================================================================

YIELDS AS OF 2/29/04

                                            Monthly   Seven-Day
                                             Yield    SEC Yield

Government TaxAdvantage Portfolio             0.74%     0.75%
Resource Class

iMoneyNet Money Fund Averages--Trademark--    0.62%     0.63%
Government Only/Institutions Only

The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet Government Only/Institutions Only category consists of funds that invest only in U.S. T-Bills, repurchase agreements, or government agency securities.

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.

================================================================================

                                                                     (continued)

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

    The Government TaxAdvantage Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the Treasury, which provide shareholders with dividends exempt from state and local income taxation in certain jurisdictions. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity.

IN CONCLUSION

Economic activity continued to expand in January and February, according to information provided by Federal Reserve District Banks, with growth described as "moderate" to "showing signs of acceleration," according to the Federal Reserve's Beige Book. Employment has been growing slowly in most Federal Reserve Districts. Wages and salaries have increased slightly, but employers report substantial increases for employee health-care costs.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman


The fund is not managed to track the performance of any particular index, including the index defined in this report, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SCHEDULE OF INVESTMENTS

February 29, 2004
(Unaudited)

                                                            PAR
                                               MATURITY    (000)       VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-99.91%

FEDERAL FARM CREDIT BANK-3.16%

Disc. Notes,(a)
  1.26%                                        09/01/04   $5,000    $  4,967,800
--------------------------------------------------------------------------------
Bonds,
  5.00%                                        07/16/04    1,100       1,115,901
================================================================================
                                                                       6,083,701
================================================================================
FEDERAL HOME LOAN BANK-96.75%

Unsec. Disc. Notes,(a)
  0.91%                                        03/01/04   65,700      65,700,000
--------------------------------------------------------------------------------
  1.07%                                        03/03/04    4,902       4,901,710
--------------------------------------------------------------------------------
  0.99%                                        03/10/04   30,000      29,992,575
--------------------------------------------------------------------------------
  1.00%                                        03/10/04   12,358      12,354,910
--------------------------------------------------------------------------------
  1.00%                                        04/05/04   20,000      19,980,555
--------------------------------------------------------------------------------
  1.09%                                        06/16/04   10,000       9,967,603
--------------------------------------------------------------------------------
Unsec. Bonds,
  5.44%                                        04/19/04    1,000       1,005,799
--------------------------------------------------------------------------------
  4.75%                                        06/28/04   15,000      15,172,969
--------------------------------------------------------------------------------
  2.25%                                        08/13/04    4,050       4,071,650
--------------------------------------------------------------------------------
  4.63%                                        08/13/04    2,440       2,478,748
--------------------------------------------------------------------------------
  6.25%                                        08/13/04    3,265       3,340,661
--------------------------------------------------------------------------------
  5.25%                                        11/24/04    1,000       1,026,878
--------------------------------------------------------------------------------
  1.47%                                        02/28/05    2,000       2,000,000
--------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  1.09%(b)                                     03/15/05   10,000       9,998,434
================================================================================
Unsec. Global Bonds,
  3.38%                                        05/14/04    1,000       1,004,309
--------------------------------------------------------------------------------
  4.88%                                        05/14/04    2,000       2,014,658
--------------------------------------------------------------------------------
  3.38%                                        06/15/04    1,000       1,006,530
--------------------------------------------------------------------------------
                                                                     186,017,989
================================================================================
    Total U.S. Government Agency Securities
      (Cost $192,101,690)                                            192,101,690
================================================================================
TOTAL INVESTMENTS-99.91% (Cost
  $192,101,690)(c)                                                   192,101,690
________________________________________________________________________________
================================================================================
OTHER ASSETS LESS LIABILITIES-0.09%                                      165,596
________________________________________________________________________________
================================================================================
NET ASSETS-100.00%                                                  $192,267,286
________________________________________________________________________________
================================================================================

Investment Abbreviations:

Disc.   - Discount
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined quarterly. Rate shown is rate in effect on 02/29/04.
(c) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004
(Unaudited)

ASSETS:

Investments, at value (amortized cost)                                    $ 192,101,690
---------------------------------------------------------------------------------------
Cash                                                                             76,527
---------------------------------------------------------------------------------------
Interest receivable                                                             252,953
---------------------------------------------------------------------------------------
Investment for deferred compensation and retirement plans                        57,856
---------------------------------------------------------------------------------------
Other assets                                                                     20,660
=======================================================================================
    Total assets                                                            192,509,686
_______________________________________________________________________________________
=======================================================================================

LIABILITIES:

Payables for:
  Dividends                                                                     125,690
---------------------------------------------------------------------------------------
  Deferred compensation and retirement plans                                     72,396
---------------------------------------------------------------------------------------
Accrued distribution fees                                                        23,467
---------------------------------------------------------------------------------------
Accrued trustees' fees                                                            1,683
---------------------------------------------------------------------------------------
Accrued transfer agent fees                                                       9,422
---------------------------------------------------------------------------------------
Accrued operating expenses                                                        9,742
=======================================================================================
    Total liabilities                                                           242,400
=======================================================================================
Net assets applicable to shares outstanding                               $ 192,267,286
_______________________________________________________________________________________
=======================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                           $ 192,266,750
---------------------------------------------------------------------------------------
  Undistributed net investment income                                               392
---------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities                        144
=======================================================================================
                                                                          $ 192,267,286
_______________________________________________________________________________________
=======================================================================================


NET ASSETS:

Institutional Class                                                       $  61,918,757
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                  $ 106,447,640
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                                 $   6,927,143
_______________________________________________________________________________________
=======================================================================================
Cash Management Class                                                     $   6,469,642
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                             $           1
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                            $  10,504,103
_______________________________________________________________________________________
=======================================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF
  SHARES AUTHORIZED:

Institutional Class                                                          61,891,258
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                    106,472,871
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                                     6,929,200
_______________________________________________________________________________________
=======================================================================================
Cash Management                                                               6,467,839
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                                         1
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                               10,505,973
_______________________________________________________________________________________
=======================================================================================
Net asset value, offering and redemption price per share for each class   $        1.00
_______________________________________________________________________________________
=======================================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 29, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $1,032,321
========================================================================

EXPENSES:

Advisory fees                                                    204,580
------------------------------------------------------------------------
Administrative services fees                                      24,863
------------------------------------------------------------------------
Custodian fees                                                     3,902
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       216,904
------------------------------------------------------------------------
  Personal Investment Class                                       24,220
------------------------------------------------------------------------
  Cash Management Class                                            2,077
------------------------------------------------------------------------
  Reserve Class                                                       10
------------------------------------------------------------------------
  Resource Class                                                  11,043
------------------------------------------------------------------------
Transfer agent fees                                               22,027
------------------------------------------------------------------------
Trustees' fees                                                     6,731
------------------------------------------------------------------------
Other                                                             77,188
========================================================================
    Total expenses                                               593,545
========================================================================
Less: Fees waived and expenses reimbursed                       (333,941)
========================================================================
    Net expenses                                                 259,604
========================================================================
Net investment income                                            772,717
========================================================================
Net realized gain from investment securities                         172
========================================================================
Net increase in net assets resulting from operations          $  772,889
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2004 and the year ended August 31, 2003 (Unaudited)

                                                              FEBRUARY 29,     AUGUST 31,
                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   772,717     $  2,652,955
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                        172           24,340
==========================================================================================
    Net increase in net assets resulting from operations          772,889        2,677,295
==========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (426,526)        (839,275)
------------------------------------------------------------------------------------------
  Private Investment Class                                       (278,026)      (1,252,576)
------------------------------------------------------------------------------------------
  Personal Investment Class                                       (10,978)         (52,141)
------------------------------------------------------------------------------------------
  Cash Management Class                                           (16,951)        (260,942)
------------------------------------------------------------------------------------------
  Resource Class                                                  (40,236)        (248,021)
==========================================================================================
    Total distributions from net investment income               (772,717)      (2,652,955)
==========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                             (19,648)         (17,975)
------------------------------------------------------------------------------------------
  Private Investment Class                                        (21,972)         (42,461)
------------------------------------------------------------------------------------------
  Personal Investment Class                                        (1,354)          (2,054)
------------------------------------------------------------------------------------------
  Cash Management Class                                              (501)          (7,634)
------------------------------------------------------------------------------------------
  Resource Class                                                   (2,531)          (4,877)
==========================================================================================
    Total distributions from net realized gains                   (46,006)         (75,001)
==========================================================================================
    Decrease in net assets resulting from distributions          (818,723)      (2,727,956)
==========================================================================================
Share transactions-net:
  Institutional Class                                         (23,050,550)      17,228,188
------------------------------------------------------------------------------------------
  Private Investment Class                                     21,331,903      (25,880,227)
------------------------------------------------------------------------------------------
  Personal Investment Class                                       513,230       (2,540,757)
------------------------------------------------------------------------------------------
  Cash Management Class                                         3,906,909      (14,684,754)
------------------------------------------------------------------------------------------
  Reserve Class                                                   (15,793)          15,794
------------------------------------------------------------------------------------------
  Resource Class                                               (4,729,174)     (14,472,970)
==========================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       (2,043,475)     (40,334,726)
==========================================================================================
    Net increase (decrease) in net assets                      (2,089,309)     (40,385,387)
==========================================================================================

NET ASSETS:

  Beginning of period                                         194,356,595      234,741,982
==========================================================================================
  End of period (including undistributed net investment
    income of $392 and $392 for 2004 and 2003, respectively)  $192,267,286    $194,356,595
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 29, 2004
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                               RATE
----------------------------------------------
First $250 million                       0.20%
----------------------------------------------
Over $250 million to $500 million        0.15%
----------------------------------------------
Over $500 million                        0.10%
______________________________________________
==============================================


    AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0..12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such expense limitations prior to the end of each fiscal year. For the six months February 29, 2004, AIM waived fees of $204,580 and reimbursed expenses of $11,825.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2004, AIM was paid $24,863 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 29, 2004, AISI retained $14,001 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 29, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $108,452, $17,761, $1,662, $9 and $8,834, respectively, after FMC waived plan fees of $108,452, $6,459, $415, $1 and $2,209, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended February 29, 2004, the Fund paid legal fees of $2,392 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 29, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                    CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                    YEAR ENDED
                                                FEBRUARY 29,                      AUGUST 31,
                                                    2004                             2003
                                        -----------------------------    -----------------------------
                                           SHARES          AMOUNT           SHARES          AMOUNT
------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                    190,309,247    $ 190,309,247     342,666,838    $ 342,666,838
------------------------------------------------------------------------------------------------------
  Private Investment Class               351,203,708      351,203,708     805,981,277      805,981,277
------------------------------------------------------------------------------------------------------
  Personal Investment Class                7,695,276        7,695,276      12,458,739       12,458,739
------------------------------------------------------------------------------------------------------
  Cash Management Class                   15,890,892       15,890,892     414,298,328      414,298,328
------------------------------------------------------------------------------------------------------
  Reserve Class*                                   8                8         824,453          824,453
------------------------------------------------------------------------------------------------------
  Resource Class                           3,142,060        3,142,060     285,091,420      285,091,420
======================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                         57,696           57,696         211,442          211,442
------------------------------------------------------------------------------------------------------
  Private Investment Class                   110,514          110,514         654,592          654,592
------------------------------------------------------------------------------------------------------
  Personal Investment Class                      378              378           6,695            6,695
------------------------------------------------------------------------------------------------------
  Cash Management Class                       14,874           14,874         294,784          294,784
------------------------------------------------------------------------------------------------------
  Resource Class                              42,714           42,714         264,640          264,640
======================================================================================================
Reacquired:
  Institutional Class                   (213,417,493)    (213,417,493)   (325,650,092)    (325,650,092)
------------------------------------------------------------------------------------------------------
  Private Investment Class              (329,982,319)    (329,982,319)   (832,516,096)    (832,516,096)
------------------------------------------------------------------------------------------------------
  Personal Investment Class               (7,182,424)      (7,182,424)    (15,006,191)     (15,006,191)
------------------------------------------------------------------------------------------------------
  Cash Management Class                  (11,998,857)     (11,998,857)   (429,277,866)    (429,277,866)
------------------------------------------------------------------------------------------------------
  Reserve Class*                             (15,801)         (15,801)       (808,659)        (808,659)
------------------------------------------------------------------------------------------------------
  Resource Class                          (7,913,948)      (7,913,948)   (299,829,030)    (299,829,030)
======================================================================================================
                                          (2,043,475)   $  (2,043,475)    (40,334,726)   $ (40,334,726)
______________________________________________________________________________________________________
======================================================================================================

* Reserve Class shares commenced sales on June 23, 2003.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                  RESOURCE CLASS
                                     -------------------------------------------------------------------------
                                                                                                 DECEMBER 30,
                                                                                                     1999
                                      SIX MONTHS                                                  (DATE SALES
                                        ENDED                  YEAR ENDED AUGUST 31,             COMMENCED) TO
                                     FEBRUARY 29,        ----------------------------------       AUGUST 31,
                                         2004             2003         2002          2001            2000
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                               $  1.00           $  1.00      $  1.00      $   1.00         $ 1.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                  0.004              0.01         0.02          0.05           0.04(a)
==============================================================================================================
Less distributions:
  Dividends from net investment
    income                              (0.004)            (0.01)       (0.02)        (0.05)         (0.04)
--------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                 0.00              0.00         0.00          0.00           0.00
==============================================================================================================
Total distributions                     (0.004)            (0.01)       (0.02)        (0.05)         (0.04)
==============================================================================================================
Net asset value, end of period         $  1.00           $  1.00      $  1.00      $   1.00         $ 1.00
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                           0.38%             1.08%        1.82%         5.15%          3.66%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                             $10,504           $15,236      $29,726      $156,340         $  765
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                        0.28%(c)          0.29%        0.29%         0.28%          0.27%(d)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers                     0.53%(c)          0.53%        0.45%         0.46%          0.56%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of net investment income to
  average net assets                      0.73%(c)          1.05%        1.82%         4.84%          5.17%(d)
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using averages shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $11,103,198.
(d)  Annualized.

NOTE 8--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG currently serves as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF. On April 30, 2004, AIM will succeed IFG as the investment advisor to IVIF.

The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A. Regulatory Inquiries and Actions
  --------------------------------

  1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B. Private Actions
  ---------------

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG have already been transferred to the District of Maryland in accordance with the Panel's directive. IFG anticipates that in time most or all of the actions pending against it will be transferred to the multidistrict litigation.

Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Government Tax-Advantage Portfolio, an investment portfolio of Short-Term Investments Trust, a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

    The results of the voting on the above matter were as follows:

                                                                        WITHHELD/
        TRUSTEES/MATTER                                VOTES FOR       ABSTENTIONS
----------------------------------------------------------------------------------
(1)*    Bob R. Baker.................................  3,808,521,977   501,017,273
        Frank S. Bayley..............................  3,808,203,750   501,335,500
        James T. Bunch...............................  3,808,053,727   501,485,523
        Bruce L. Crockett............................  3,808,672,000   500,867,250
        Albert R. Dowden.............................  3,807,813,445   501,725,805
        Edward K. Dunn, Jr. .........................  3,808,662,331   500,876,919
        Jack M. Fields...............................  3,808,672,000   500,867,250
        Carl Frischling..............................  3,808,203,750   501,335,500
        Robert H. Graham.............................  3,808,672,000   500,867,250
        Gerald J. Lewis..............................  3,807,185,503   502,353,747
        Prema Mathai-Davis...........................  3,808,163,716   501,375,534
        Lewis F. Pennock.............................  3,808,186,102   501,353,148
        Ruth H. Quigley..............................  3,808,662,331   500,876,919
        Louis S. Sklar...............................  3,808,672,000   500,867,250
        Larry Soll, Ph.D. ...........................  3,808,504,329   501,034,921
        Mark H. Williamson...........................  3,808,672,000   500,867,250

* Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Trust.

                                   [COVER ART]

                     SEMI-ANNUAL REPORT / FEBRUARY 29, 2004

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                               TREASURY PORTFOLIO

                             CASH MANAGEMENT CLASS

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                                    TRUSTEES

Bob R. Baker                                                    Robert H. Graham
Frank S. Bayley                                                  Gerald J. Lewis
James T. Bunch                                                Prema Mathai-Davis
Bruce L. Crockett                                               Lewis F. Pennock
Albert R. Dowden                                                 Ruth H. Quigley
Edward K. Dunn, Jr.                                               Louis S. Sklar
Jack M. Fields                                                 Larry Soll, Ph.D.
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Kevin M. Carome           Senior Vice President, Secretary & Chief Legal Officer
Sidney M. Dilgren                                     Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                             New York, NY 10286-0001

                               COUNSEL TO THE FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                             COUNSEL TO THE TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                             New York, NY 10022-3852

                                 TRANSFER AGENT
                         AIM Investment Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

   This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.


                                                                       TRE-SAR-4

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--

LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           The economy and the stock market were healthy for most of
ROBERT H.           the reporting period. The nation's gross domestic product,
GRAHAM]             generally considered the broadest measure of economic
                    activity, expanded at an annualized rate of 4.1% in the fourth quarter of 2003, and the S&P 500--Registered
                    Trademark-- Index returned 14.59% for the reporting period.

                        Throughout the reporting period, the federal funds
                    target rate stood at 1.00%, its lowest level since 1958. The U.S. Federal Reserve (the Fed) said in June 2003 that it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. By October, the Fed reported that economic expansion had increased and consumer spending was generally stronger, although the job market remained weak. The Fed's November Beige Book report cited "reasonably broad based" economic expansion in October and early November and noted that in most Federal Reserve districts:

o wages and the prices of finished goods and services remained fairly stable;
o retail spending increased on a year-over-year basis;
o manufacturing activity picked up; and
o residential real estate activity remained strong while commercial real estate activity remained weak.

    In a widely reported speech in early January 2004, Federal Open Market Committee member Ben Bernanke said that while "downside risks to the economy remain ... the incoming data have continued for the most part to surprise on the upside." In late January, the Fed left short-term rates unchanged and said that economic reports suggested that the economy was "expanding briskly." The Fed dropped its long-standing promise to hold interest rates steady for a "considerable period," replacing it instead with a pledge to be "patient" before raising rates.

YOUR INVESTMENT PORTFOLIO

As of February 29, 2004, the Short-Term Investments Trust Treasury Portfolio's Cash Management Class outperformed its indexes, as shown in the table. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 39- to 48-day range; at the close of the reporting period, the WAM stood at 43 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Cash Management Class stood at $1.6 billion.

================================================================================

Yields as of 2/29/04

                                                                SEVEN-DAY
                                                MONTHLY YIELD   SEC YIELD
                                                -------------   ---------
Treasury Portfolio                                  0.83%         0.84%
Cash Management Class
iMoneyNet Money Fund Averages--Trademark--          0.30%         0.31%
U.S. Treasury/Repurchase Agreements
iMoneyNet Money Fund Averages--Trademark--          0.62%         0.63%
Government Only/Institutions Only

The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet U.S. Treasury/Repurchase Agreements category consists of funds that invest only in T-Bills or repurchase agreements backed by T-Bills. The iMoneyNet Government Only/Institutions Only category consists of funds that invest only in U.S. T-Bills, repurchase agreements, or government agency securities.

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.

================================================================================

                                                                     (continued)

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

    The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests only in direct obligations of the U.S. Treasury and in repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity.

In Conclusion

    Economic activity continued to expand in January and February, according to information provided by Federal Reserve District Banks, with growth described as "moderate" to "showing signs of acceleration," according to the Federal Reserve's Beige Book. Employment has been growing slowly in most Federal Reserve Districts. Wages and salaries have increased slightly, but employers report substantial increases for employee health-care costs.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman


The fund is not managed to track the performance of any particular index, including the indexes defined in this report, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SCHEDULE OF INVESTMENTS

February 29, 2004
(Unaudited)

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-31.59%

U.S. TREASURY BILLS-5.39%(a)

0.99%                                          07/01/04   $100,000   $   99,664,500
-----------------------------------------------------------------------------------
1.02%                                          07/08/04    100,000       99,636,292
-----------------------------------------------------------------------------------
0.96%                                          07/29/04    100,000       99,595,833
-----------------------------------------------------------------------------------
0.98%                                          08/05/04    100,000       99,572,611
===================================================================================
                                                                        398,469,236
===================================================================================

U.S. TREASURY NOTES-26.20%

3.63%                                          03/31/04    200,000      200,388,685
-----------------------------------------------------------------------------------
3.38%                                          04/30/04    325,000      326,181,542
-----------------------------------------------------------------------------------
3.25%                                          05/31/04    100,000      100,548,014
-----------------------------------------------------------------------------------
2.88%                                          06/30/04    650,000      653,856,923
-----------------------------------------------------------------------------------
2.25%                                          07/31/04    200,000      201,047,732
-----------------------------------------------------------------------------------
2.13%                                          08/31/04    250,000      251,324,517
-----------------------------------------------------------------------------------
1.88%                                          09/30/04    100,000      100,325,576
-----------------------------------------------------------------------------------
5.88%                                          11/15/04     50,000       51,585,453
-----------------------------------------------------------------------------------
2.00%                                          11/30/04     50,000       50,210,819
===================================================================================
                                                                      1,935,469,261
===================================================================================
    Total U.S. Treasury Securities (Cost
      $2,333,938,497)                                                 2,333,938,497
===================================================================================
Total Investments (excluding Repurchase
  Agreements) (Cost $2,333,938,497)                                   2,333,938,497
===================================================================================

REPURCHASE AGREEMENTS-68.27%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.01%(b)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.02%(c)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.01%(d)                                     03/01/04    500,000      500,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.01%(e)                                     03/01/04    492,862      492,861,897
-----------------------------------------------------------------------------------
CIBC World Markets Corp.-New York Branch
  (Canada)
  1.02%(f)                                     03/01/04    100,000      100,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.01%(g)                                     03/01/04   $300,000   $  300,000,000
-----------------------------------------------------------------------------------
  0.97%(h)                                     07/23/04    150,000      150,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.02%(i)                                          --     500,000      500,000,000
-----------------------------------------------------------------------------------
  1.02%(j)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
Harris Nesbitt Corp.-New York Branch (Canada)
  1.00%(k)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
JP Morgan Securities Inc.
  1.02%(l)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  1.00%(m)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
Societe General-New York Branch (France)
  1.01%(n)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.01%(o)                                     03/01/04    600,000      600,000,000
-----------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.00%(p)                                     03/01/04    300,000      300,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $5,042,861,897)                                                 5,042,861,897
===================================================================================
TOTAL INVESTMENTS-99.86% (Cost
  $7,376,800,394)(q)                                                  7,376,800,394
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.14%                                      10,302,511
===================================================================================
NET ASSETS-100.00%                                                   $7,387,102,905
___________________________________________________________________________________
===================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,250. Collateralized by $246,773,000 U.S. Treasury obligations, 1.13% to 12.75% due 11/30/04 to 04/15/32 with an aggregate market value at 02/29/04 of $306,001,001.
(c) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,500. Collateralized by $240,266,000 U.S. Treasury obligations, 5.50% to 7.25% due 05/15/16 to 08/15/28 with an aggregate market value at 02/29/04 of $306,000,002.
(d) Repurchase agreement entered into 02/27/04 with a maturing value of $500,042,083. Collateralized by $484,959,000 U.S. Treasury obligations, 0% to 7.00% due 03/11/04 to 02/15/14 with an aggregate market value at 02/29/04 of $510,000,459.
(e) Joint repurchase agreement entered into 02/27/04 with a maturing value of $700,058,917. Collateralized by $703,261,000 U.S. Treasury obligations, 1.87% to 6.00% due 08/15/04 to 02/15/31 with an aggregate market value at 02/29/04 of $714,000,583.
(f) Repurchase agreement entered into 02/27/04 with a maturing value of $100,008,500. Collateralized by $93,421,000 U.S. Treasury obligations, 1.50% to 12.75% due 02/28/05 to 08/15/29 with an aggregate market value at 02/29/04 of $102,000,932.

(g) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,250. Collateralized by $299,214,000 U.S. Treasury obligations, 0% to 3.38% due 03/25/04 to 01/15/07 with an aggregate market value at 02/29/04 of $306,001,066.
(h) Term repurchase agreement entered into 06/25/03. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $153,370,000 U.S. Treasury obligations, 0% due 05/27/2004 with a market value at 02/29/2004 of $153,370,000.
(i) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $434,433,000 U.S. Treasury obligations, 0% to 7.88% due 05/20/04 to 04/15/32 with an aggregate market value at 02/29/04 of $510,000,033.
(j) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,500. Collateralized by $263,733,000 U.S. Treasury obligations, 0% to 9.25% due 04/01/04 to 02/15/16 with an aggregate market value at 02/29/04 of $306,000,509.
(k) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,000. Collateralized by $248,935,000 U.S. Treasury obligations, 0% to 12.75% due 03/04/04 to 05/15/30 with an aggregate market value at 02/29/04 of $306,000,517.
(l) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,500. Collateralized by $250,804,000 U.S. Treasury obligations, 1.88% to 8.13% due 08/15/11 to 04/15/28 with an aggregate market value at 02/29/04 of $306,005,931.
(m) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,000. Collateralized by $600,559,250 U.S. Treasury obligations, 0% to 7.63% due 05/15/13 to 05/15/25 with an aggregate market value at 02/29/04 of $306,000,699.
(n) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,250. Collateralized by $261,164,000 U.S. Treasury obligations, 1.88% to 12.00% due 04/30/04 to 02/15/26 with an aggregate market value at 02/29/04 of $306,000,951.
(o) Repurchase agreement entered into 02/27/04 with a maturing value of $600,050,500. Collateralized by $1,704,513,000 U.S. Treasury obligations, 0% to 11.75% due 11/15/14 to 11/15/27 with an aggregate market value at 02/29/04 of $612,001,535.
(p) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,000. Collateralized by $290,380,000 U.S. Treasury obligations, 4.25% to 6.25% due 08/15/11 to 08/15/23 with an aggregate market value at 02/29/04 of $306,000,584.
(q) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value (amortized
  cost)                                                                 $ 2,333,938,497
---------------------------------------------------------------------------------------
Repurchase agreements (amortized cost)                                    5,042,861,897
=======================================================================================
    Total investments (amortized cost)                                    7,376,800,394
=======================================================================================
Receivables for:
  Interest                                                                   16,245,497
---------------------------------------------------------------------------------------
  Amount due from advisor                                                        27,297
---------------------------------------------------------------------------------------
Investment for deferred compensation and retirement plans                       312,155
---------------------------------------------------------------------------------------
Other assets                                                                     85,696
=======================================================================================
    Total assets                                                          7,393,471,039
_______________________________________________________________________________________
=======================================================================================

LIABILITIES:

Payables for:
  Dividends                                                                   4,687,831
---------------------------------------------------------------------------------------
  Deferred compensation and retirement plans                                    572,166
---------------------------------------------------------------------------------------
Accrued distribution fees                                                       711,652
---------------------------------------------------------------------------------------
Accrued trustees' fees                                                            9,457
---------------------------------------------------------------------------------------
Accrued transfer agent fees                                                     336,839
---------------------------------------------------------------------------------------
Accrued operating expenses                                                       50,189
=======================================================================================
    Total liabilities                                                         6,368,134
=======================================================================================
Net assets applicable to shares outstanding                             $ 7,387,102,905
_______________________________________________________________________________________
=======================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                         $ 7,386,624,504
---------------------------------------------------------------------------------------
  Undistributed net investment income                                           (10,417)
---------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities                    488,818
=======================================================================================
                                                                        $ 7,387,102,905
_______________________________________________________________________________________
=======================================================================================

NET ASSETS:

Institutional Class                                                     $ 3,569,250,043
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                $ 1,140,490,021
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                               $   284,294,148
_______________________________________________________________________________________
=======================================================================================
Cash Management Class                                                   $ 1,571,893,061
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                           $   193,683,510
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                          $   627,492,122
_______________________________________________________________________________________
=======================================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF
  SHARES AUTHORIZED:

Institutional Class                                                       3,568,947,572
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                  1,140,497,390
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                                   284,255,975
_______________________________________________________________________________________
=======================================================================================
Cash Management Class                                                     1,571,768,187
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                               193,663,772
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                              627,481,164
_______________________________________________________________________________________
=======================================================================================
  Net asset value, offering and redemption price per share for each
    class                                                               $          1.00
_______________________________________________________________________________________
=======================================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 29, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $39,450,747
=========================================================================

EXPENSES:

Advisory fees                                                   5,731,804
-------------------------------------------------------------------------
Administrative services fees                                      363,270
-------------------------------------------------------------------------
Custodian fees                                                    155,886
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      2,724,775
-------------------------------------------------------------------------
  Personal Investment Class                                     1,077,705
-------------------------------------------------------------------------
  Cash Management Class                                           811,270
-------------------------------------------------------------------------
  Reserve Class                                                   621,920
-------------------------------------------------------------------------
  Resource Class                                                  624,816
-------------------------------------------------------------------------
Transfer agent fees                                               620,115
-------------------------------------------------------------------------
Trustees' fees                                                     64,606
-------------------------------------------------------------------------
Other                                                             226,645
=========================================================================
    Total expenses                                             13,022,812
=========================================================================
Less: Fees waived                                              (4,329,032)
=========================================================================
    Net expenses                                                8,693,780
=========================================================================
Net investment income                                          30,756,967
=========================================================================
Net realized gain from investment securities                      254,335
=========================================================================
Net increase in net assets resulting from operations          $31,011,302
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2004 and the year ended August 31, 2003 (Unaudited)

                                                               FEBRUARY 29,        AUGUST 31,
                                                                   2004               2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    30,756,967    $   94,257,076
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 254,335           (43,670)
===============================================================================================
    Net increase in net assets resulting from operations           31,011,302        94,213,406
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (17,763,960)      (53,855,705)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                         (3,337,306)       (8,247,767)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (520,262)       (2,170,180)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                            (6,752,056)      (24,974,807)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (32,968)         (585,958)
-----------------------------------------------------------------------------------------------
  Resource Class                                                   (2,350,415)       (4,422,659)
===============================================================================================
    Total distributions from net investment income                (30,756,967)      (94,257,076)
===============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                (563,407)               --
-----------------------------------------------------------------------------------------------
  Private Investment Class                                           (137,175)               --
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                           (40,165)               --
-----------------------------------------------------------------------------------------------
  Cash Management Class                                              (202,484)               --
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (12,694)               --
-----------------------------------------------------------------------------------------------
  Resource Class                                                      (94,047)               --
===============================================================================================
    Total distributions from net realized gains                    (1,049,972)               --
===============================================================================================
    Decrease in net assets resulting from distributions           (31,806,939)      (94,257,076)
===============================================================================================
Share transactions-net:
  Institutional Class                                            (797,701,580)      122,366,033
-----------------------------------------------------------------------------------------------
  Private Investment Class                                         39,735,683       428,410,320
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (40,313,925)      (31,965,903)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (687,906,933)       36,570,357
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    74,032,220       (43,158,808)
-----------------------------------------------------------------------------------------------
  Resource Class                                                    3,510,474       174,544,616
===============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       (1,408,644,061)      686,766,615
===============================================================================================
    Net increase (decrease) in net assets                      (1,409,439,698)      686,722,945
===============================================================================================

NET ASSETS:

  Beginning of period                                           8,796,542,603     8,109,819,658
===============================================================================================
  End of period (including undistributed net investment
    income of $(10,417) and $(10,417) for 2004 and 2003,
    respectively)                                             $ 7,387,102,905    $8,796,542,603
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 29, 2004
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such expense limitations prior to the end of each fiscal year. For the six months ended February 29, 2004, AIM waived fees of $2,576,302.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2004, AIM was paid $363,270 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 29, 2004, AISI retained $556,512 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 29, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,634,865, $790,317, $649,016, $533,705 and $499,853, respectively, after FMC waived plan fees of $1,089,910, $287,388, $162,254, $88,215 and $124,963, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended February 29, 2004, the Fund paid legal fees of $14,731 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 29, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                   CAPITAL
                                                              LOSS CARRYFORWARD
EXPIRATION                                                    -----------------
August 31, 2011                                                    $65,655
_______________________________________________________________________________
===============================================================================

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                      CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                         YEAR ENDED
                                         FEBRUARY 29, 2004                      AUGUST 31, 2003
                                 ---------------------------------    -----------------------------------
                                     SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             7,296,179,747    $ 7,296,179,747     22,078,148,739    $ 22,078,148,739
---------------------------------------------------------------------------------------------------------
  Private Investment Class        3,388,531,313      3,388,531,313      8,283,376,861       8,283,376,861
---------------------------------------------------------------------------------------------------------
  Personal Investment Class       1,449,547,720      1,449,547,720      2,809,310,264       2,809,310,264
---------------------------------------------------------------------------------------------------------
  Cash Management Class           7,697,501,716      7,697,501,716     26,327,078,343      26,327,078,343
---------------------------------------------------------------------------------------------------------
  Reserve Class                     543,325,658        543,325,658      3,109,360,020       3,109,360,020
---------------------------------------------------------------------------------------------------------
  Resource Class                  1,143,996,699      1,143,996,699      5,071,580,037       5,071,580,037
=========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 4,793,881          4,793,881         10,625,207          10,625,207
---------------------------------------------------------------------------------------------------------
  Private Investment Class              636,983            636,983          1,956,880           1,956,880
---------------------------------------------------------------------------------------------------------
  Personal Investment Class             499,392            499,392          2,229,318           2,229,318
---------------------------------------------------------------------------------------------------------
  Cash Management Class               2,588,264          2,588,264          9,377,601           9,377,601
---------------------------------------------------------------------------------------------------------
  Reserve Class                          43,589             43,589            612,102             612,102
---------------------------------------------------------------------------------------------------------
  Resource Class                      1,151,591          1,151,591          3,097,640           3,097,640
=========================================================================================================
Reacquired:
  Institutional Class            (8,098,675,208)    (8,098,675,208)   (21,966,407,913)    (21,966,407,913)
---------------------------------------------------------------------------------------------------------
  Private Investment Class       (3,349,432,613)    (3,349,432,613)    (7,856,923,421)     (7,856,923,421)
---------------------------------------------------------------------------------------------------------
  Personal Investment Class      (1,490,361,037)    (1,490,361,037)    (2,843,505,485)     (2,843,505,485)
---------------------------------------------------------------------------------------------------------
  Cash Management Class          (8,387,996,913)    (8,387,996,913)   (26,299,885,587)    (26,299,885,587)
---------------------------------------------------------------------------------------------------------
  Reserve Class                    (469,337,027)      (469,337,027)    (3,153,130,930)     (3,153,130,930)
---------------------------------------------------------------------------------------------------------
  Resource Class                 (1,141,637,816)    (1,141,637,816)    (4,900,133,061)     (4,900,133,061)
=========================================================================================================
                                 (1,408,644,061)   $(1,408,644,061)       686,766,615    $    686,766,615
_________________________________________________________________________________________________________
=========================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                              CASH MANAGEMENT CLASS
                               ------------------------------------------------------------------------------------
                                SIX MONTHS
                                  ENDED                                 YEAR ENDED AUGUST 31,
                               FEBRUARY 29,        ----------------------------------------------------------------
                                   2004               2003            2002            2001        2000       1999
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                        $     1.00         $     1.00      $     1.00      $     1.00   $   1.00   $   1.00
-------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
Net investment income                0.004               0.01            0.02            0.05       0.06       0.05
-------------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment
  income                            (0.004)             (0.01)          (0.02)          (0.05)     (0.06)     (0.05)
===================================================================================================================
Distributions from net
  realized gains                    (0.000)                --              --              --         --         --
===================================================================================================================
    Total distributions             (0.004)             (0.01)          (0.02)          (0.05)     (0.06)     (0.05)
===================================================================================================================
Net asset value, end of
  period                        $     1.00         $     1.00      $     1.00      $     1.00   $   1.00   $   1.00
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(a)                       0.43%              1.20%           1.99%           5.28%      5.75%      4.89%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                $1,571,893         $2,259,951      $2,223,385      $1,155,373   $780,425   $860,354
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                    0.20%(b)           0.19%           0.18%           0.18%      0.18%      0.17%
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers                 0.29%(b)           0.29%           0.25%           0.20%      0.20%      0.19%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of net investment
  income to average net
  assets                              0.83%(b)           1.19%           1.94%           5.04%      5.58%      4.77%
___________________________________________________________________________________________________________________
===================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $1,631,454,358.

NOTE 8--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG currently serves as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF. On April 30, 2004, AIM will succeed IFG as the investment advisor to IVIF.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A. Regulatory Inquiries and Actions
  --------------------------------

  1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B. Private Actions
  ---------------

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG have already been transferred to the District of Maryland in accordance with the Panel's directive. IFG anticipates that in time most or all of the actions pending against it will be transferred to the multidistrict litigation.

Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Treasury Portfolio, an investment portfolio of Short-Term Investments Trust, a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

The results of the voting on the above matter were as follows:

                                                                        WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR         AUTHORITY
-----------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  3,808,521,977      501,017,273
      Frank S. Bayley..............................  3,808,203,750      501,335,500
      James T. Bunch...............................  3,808,053,727      501,485,523
      Bruce L. Crockett............................  3,808,672,000      500,867,250
      Albert R. Dowden.............................  3,807,813,445      501,725,805
      Edward K. Dunn, Jr...........................  3,808,662,331      500,876,919
      Jack M. Fields...............................  3,808,672,000      500,867,250
      Carl Frischling..............................  3,808,203,750      501,335,500
      Robert H. Graham.............................  3,808,672,000      500,867,250
      Gerald J. Lewis..............................  3,807,185,503      502,353,747
      Prema Mathai-Davis...........................  3,808,163,716      501,375,534
      Lewis F. Pennock.............................  3,808,186,102      501,353,148
      Ruth H. Quigley..............................  3,808,662,331      500,876,919
      Louis S. Sklar...............................  3,808,672,000      500,867,250
      Larry Soll, Ph.D.............................  3,808,504,329      501,034,921
      Mark H. Williamson...........................  3,808,672,000      500,867,250

* Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Trust.

                                   [COVER ART]

                     SEMI-ANNUAL REPORT / FEBRUARY 29, 2004

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                               TREASURY PORTFOLIO

                               INSTITUTIONAL CLASS

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                                    TRUSTEES
Bob R. Baker                                                    Robert H. Graham
Frank S. Bayley                                                  Gerald J. Lewis
James T. Bunch                                                Prema Mathai-Davis
Bruce L. Crockett                                               Lewis F. Pennock
Albert R. Dowden                                                 Ruth H. Quigley
Edward K. Dunn, Jr.                                               Louis S. Sklar
Jack M. Fields                                                 Larry Soll, Ph.D.
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS
Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Kevin M. Carome           Senior Vice President, Secretary & Chief Legal Officer
Sidney M. Dilgren                                     Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                            Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                               100 Church Street
                            New York, NY 10286-0001

                               COUNSEL TO THE FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                          Philadelphia, PA 19103-7599

                             COUNSEL TO THE TRUSTEES
                     Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                             New York, NY 10022-3852

                                 TRANSFER AGENT
                          AIM Investment Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173


   This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.


                                                                       TRE-SAR-1

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--

LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           The economy and the stock market were healthy for most of
ROBERT H.           the reporting period. The nation's gross domestic product,
GRAHAM]             generally considered the broadest measure of economic
                    activity, expanded at an annualized rate of 4.1% in the fourth quarter of 2003, and the S&P 500--Registered
                    Trademark-- Index returned 14.59% for the reporting period.

                        Throughout the reporting period, the federal funds
                    target rate stood at 1.00%, its lowest level since 1958. The U.S. Federal Reserve (the Fed) said in June 2003 that it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. By October, the Fed reported that economic expansion had increased and consumer spending was generally stronger, although the job market remained weak. The Fed's November Beige Book report cited "reasonably broad based" economic expansion in October and early November and noted that in most Federal Reserve districts:

    o wages and the prices of finished goods and services remained fairly stable;
    o retail spending increased on a year-over-year basis;
    o manufacturing activity picked up; and
    o residential real estate activity remained strong while commercial real estate activity remained weak.

    In a widely reported speech in early January 2004, Federal Open Market Committee member Ben Bernanke said that while "downside risks to the economy remain ... the incoming data have continued for the most part to surprise on the upside." In late January, the Fed left short-term rates unchanged and said that economic reports suggested that the economy was "expanding briskly." The Fed dropped its long-standing promise to hold interest rates steady for a "considerable period," replacing it instead with a pledge to be "patient" before raising rates.

YOUR INVESTMENT PORTFOLIO

    As of February 29, 2004, the Short-Term Investments Trust Treasury Portfolio's Institutional Class outperformed its indexes, as shown in the table. Had the advisor not waived fees and/or reimbursed expenses, seven-day and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 39- to 48-day range; at the close of the reporting period, the WAM stood at 43 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Institutional Class stood at $3.6 billion.

================================================================================

YIELDS AS OF 2/29/04

                                                                SEVEN-DAY
                                                MONTHLY YIELD   SEC YIELD
                                                -------------   ---------
Treasury Portfolio                                   0.91%        0.92%
Institutional Class
iMoneyNet Money Fund Averages--Trademark--           0.30%        0.31%
U.S. Treasury/Repurchase Agreements

iMoneyNet Money Fund Averages--Trademark--           0.62%        0.63%
Government Only/Institutions Only

================================================================================

    The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet U.S. Treasury/Repurchase Agreements category consists of funds that invest only in T-Bills or repurchase agreements backed by T-Bills. The iMoneyNet Government Only/Institutions Only category consists of funds that invest only in U.S. T-Bills, repurchase agreements, or government agency securities.

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.

================================================================================

                                                                     (continued)

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

    The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests only in direct obligations of the U.S. Treasury and in repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity.

IN CONCLUSION

In late January, the Fed left short-term rates unchanged and said that economic reports suggested that the economy was "expanding briskly." The Fed dropped its long-standing promise to hold interest rates steady for a "considerable period," replacing it with a pledge to be "patient" before raising rates.

    Economic activity continued to expand in January and February, according to information provided by Federal Reserve District Banks, with growth described as "moderate" to "showing signs of acceleration," according to the Federal Reserve's Beige Book. Employment has been growing slowly in most Federal Reserve Districts. Wages and salaries have increased slightly, but employers report substantial increases for employee health-care costs.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

================================================================================

                                  [LINE GRAPH]

MONTHLY YIELD COMPARISON
Six months ended 2/29/04 (Yields are monthly yields for the month-ends shown.)

                   SHORT TERM INVESTMENTS TRUST  IMONEYNET                              IMONEYNET
                   TREASURY PORTFOLIO            MONEY FUND AVERAGES--TRADEMARK--       MONEY FUND AVERAGES--TRADEMARK--
                   INSTITUTIONAL CLASS           U.S. TREASURY/REPURCHASE AGREEMENTS    GOVERNMENT ONLY/INSTITUTIONS ONLY
8/03                          0.93                               0.32                                 0.63
9/03                          0.91                               0.31                                 0.62
10/03                         0.91                               0.3                                  0.61
11/03                         0.92                               0.31                                 0.63
12/03                         0.91                               0.32                                 0.63
1/04                          0.9                                0.3                                  0.62
2/04                          0.91                               0.3                                  0.62
=========================================================================================================================

================================================================================
                                  [LINE GRAPH]

WEIGHTED AVERAGE MATURITY COMPARISON
Six months ended 2/29/04, as of the month-ends shown.

                   SHORT TERM INVESTMENTS TRUST  IMONEYNET                               IMONEYNET
                   TREASURY PORTFOLIO            MONEY FUND AVERAGES--TRADEMARK--        MONEY FUND AVERAGES--TRADEMARK--
                   INSTITUTIONAL CLASS           U.S. TREASURY/REPURCHASE AGREEMENTS     GOVERNMENT ONLY/INSTITUTIONS ONLY
8/03                            44                                 48                                   52
9/03                            44                                 46                                   51
10/03                           46                                 48                                   52
11/03                           43                                 50                                   53
12/03                           39                                 46                                   50
1/04                            48                                 44                                   52
2/04                            43                                 41                                   50

================================================================================

Source: iMoneyNet Financial Data, Inc. iMoneyNet Money Fund Report--Registered
Trademark-- for weighted average maturities; iMoneyNet Money Fund
Insight--Registered Trademark-- for monthly yields.


The fund is not managed to track the performance of any particular index, including the indexes defined in this report, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SCHEDULE OF INVESTMENTS

February 29, 2004
(Unaudited)

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-31.59%

U.S. TREASURY BILLS-5.39%(a)

0.99%                                          07/01/04   $100,000   $   99,664,500
-----------------------------------------------------------------------------------
1.02%                                          07/08/04    100,000       99,636,292
-----------------------------------------------------------------------------------
0.96%                                          07/29/04    100,000       99,595,833
-----------------------------------------------------------------------------------
0.98%                                          08/05/04    100,000       99,572,611
===================================================================================
                                                                        398,469,236
===================================================================================

U.S. TREASURY NOTES-26.20%

3.63%                                          03/31/04    200,000      200,388,685
-----------------------------------------------------------------------------------
3.38%                                          04/30/04    325,000      326,181,542
-----------------------------------------------------------------------------------
3.25%                                          05/31/04    100,000      100,548,014
-----------------------------------------------------------------------------------
2.88%                                          06/30/04    650,000      653,856,923
-----------------------------------------------------------------------------------
2.25%                                          07/31/04    200,000      201,047,732
-----------------------------------------------------------------------------------
2.13%                                          08/31/04    250,000      251,324,517
-----------------------------------------------------------------------------------
1.88%                                          09/30/04    100,000      100,325,576
-----------------------------------------------------------------------------------
5.88%                                          11/15/04     50,000       51,585,453
-----------------------------------------------------------------------------------
2.00%                                          11/30/04     50,000       50,210,819
===================================================================================
                                                                      1,935,469,261
===================================================================================
    Total U.S. Treasury Securities (Cost
      $2,333,938,497)                                                 2,333,938,497
===================================================================================
Total Investments (excluding Repurchase
  Agreements) (Cost $2,333,938,497)                                   2,333,938,497
===================================================================================

REPURCHASE AGREEMENTS-68.27%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.01%(b)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.02%(c)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.01%(d)                                     03/01/04    500,000      500,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.01%(e)                                     03/01/04    492,862      492,861,897
-----------------------------------------------------------------------------------
CIBC World Markets Corp.-New York Branch
  (Canada)
  1.02%(f)                                     03/01/04    100,000      100,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.01%(g)                                     03/01/04   $300,000   $  300,000,000
-----------------------------------------------------------------------------------
  0.97%(h)                                     07/23/04    150,000      150,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.02%(i)                                          --     500,000      500,000,000
-----------------------------------------------------------------------------------
  1.02%(j)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
Harris Nesbitt Corp.-New York Branch (Canada)
  1.00%(k)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
JP Morgan Securities Inc.
  1.02%(l)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  1.00%(m)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
Societe General-New York Branch (France)
  1.01%(n)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.01%(o)                                     03/01/04    600,000      600,000,000
-----------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.00%(p)                                     03/01/04    300,000      300,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $5,042,861,897)                                                 5,042,861,897
===================================================================================
TOTAL INVESTMENTS-99.86% (Cost
  $7,376,800,394)(q)                                                  7,376,800,394
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.14%                                      10,302,511
===================================================================================
NET ASSETS-100.00%                                                   $7,387,102,905
___________________________________________________________________________________
===================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,250. Collateralized by $246,773,000 U.S. Treasury obligations, 1.13% to 12.75% due 11/30/04 to 04/15/32 with an aggregate market value at 02/29/04 of $306,001,001.
(c) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,500. Collateralized by $240,266,000 U.S. Treasury obligations, 5.50% to 7.25% due 05/15/16 to 08/15/28 with an aggregate market value at 02/29/04 of $306,000,002.
(d) Repurchase agreement entered into 02/27/04 with a maturing value of $500,042,083. Collateralized by $484,959,000 U.S. Treasury obligations, 0% to 7.00% due 03/11/04 to 02/15/14 with an aggregate market value at 02/29/04 of $510,000,459.
(e) Joint repurchase agreement entered into 02/27/04 with a maturing value of $700,058,917. Collateralized by $703,261,000 U.S. Treasury obligations, 1.87% to 6.00% due 08/15/04 to 02/15/31 with an aggregate market value at 02/29/04 of $714,000,583.
(f) Repurchase agreement entered into 02/27/04 with a maturing value of $100,008,500. Collateralized by $93,421,000 U.S. Treasury obligations, 1.50% to 12.75% due 02/28/05 to 08/15/29 with an aggregate market value at 02/29/04 of $102,000,932.

(g) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,250. Collateralized by $299,214,000 U.S. Treasury obligations, 0% to 3.38% due 03/25/04 to 01/15/07 with an aggregate market value at 02/29/04 of $306,001,066.
(h) Term repurchase agreement entered into 06/25/03. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $153,370,000 U.S. Treasury obligations, 0% due 05/27/2004 with a market value at 02/29/2004 of $153,370,000.
(i) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $434,433,000 U.S. Treasury obligations, 0% to 7.88% due 05/20/04 to 04/15/32 with an aggregate market value at 02/29/04 of $510,000,033.
(j) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,500. Collateralized by $263,733,000 U.S. Treasury obligations, 0% to 9.25% due 04/01/04 to 02/15/16 with an aggregate market value at 02/29/04 of $306,000,509.
(k) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,000. Collateralized by $248,935,000 U.S. Treasury obligations, 0% to 12.75% due 03/04/04 to 05/15/30 with an aggregate market value at 02/29/04 of $306,000,517.
(l) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,500. Collateralized by $250,804,000 U.S. Treasury obligations, 1.88% to 8.13% due 08/15/11 to 04/15/28 with an aggregate market value at 02/29/04 of $306,005,931.
(m) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,000. Collateralized by $600,559,250 U.S. Treasury obligations, 0% to 7.63% due 05/15/13 to 05/15/25 with an aggregate market value at 02/29/04 of $306,000,699.
(n) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,250. Collateralized by $261,164,000 U.S. Treasury obligations, 1.88% to 12.00% due 04/30/04 to 02/15/26 with an aggregate market value at 02/29/04 of $306,000,951.
(o) Repurchase agreement entered into 02/27/04 with a maturing value of $600,050,500. Collateralized by $1,704,513,000 U.S. Treasury obligations, 0% to 11.75% due 11/15/14 to 11/15/27 with an aggregate market value at 02/29/04 of $612,001,535.
(p) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,000. Collateralized by $290,380,000 U.S. Treasury obligations, 4.25% to 6.25% due 08/15/11 to 08/15/23 with an aggregate market value at 02/29/04 of $306,000,584.
(q) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value (amortized
  cost)                                                                 $ 2,333,938,497
---------------------------------------------------------------------------------------
Repurchase agreements (amortized cost)                                    5,042,861,897
=======================================================================================
    Total investments (amortized cost)                                    7,376,800,394
=======================================================================================
Receivables for:
  Interest                                                                   16,245,497
---------------------------------------------------------------------------------------
  Amount due from advisor                                                        27,297
---------------------------------------------------------------------------------------
Investment for deferred compensation and retirement plans                       312,155
---------------------------------------------------------------------------------------
Other assets                                                                     85,696
=======================================================================================
    Total assets                                                          7,393,471,039
_______________________________________________________________________________________
=======================================================================================

LIABILITIES:

Payables for:
  Dividends                                                                   4,687,831
---------------------------------------------------------------------------------------
  Deferred compensation and retirement plans                                    572,166
---------------------------------------------------------------------------------------
Accrued distribution fees                                                       711,652
---------------------------------------------------------------------------------------
Accrued trustees' fees                                                            9,457
---------------------------------------------------------------------------------------
Accrued transfer agent fees                                                     336,839
---------------------------------------------------------------------------------------
Accrued operating expenses                                                       50,189
=======================================================================================
    Total liabilities                                                         6,368,134
=======================================================================================
Net assets applicable to shares outstanding                             $ 7,387,102,905
_______________________________________________________________________________________
=======================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                         $ 7,386,624,504
---------------------------------------------------------------------------------------
  Undistributed net investment income                                           (10,417)
---------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities                    488,818
=======================================================================================
                                                                        $ 7,387,102,905
_______________________________________________________________________________________
=======================================================================================

NET ASSETS:

Institutional Class                                                     $ 3,569,250,043
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                $ 1,140,490,021
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                               $   284,294,148
_______________________________________________________________________________________
=======================================================================================
Cash Management Class                                                   $ 1,571,893,061
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                           $   193,683,510
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                          $   627,492,122
_______________________________________________________________________________________
=======================================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF
  SHARES AUTHORIZED:

Institutional Class                                                       3,568,947,572
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                  1,140,497,390
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                                   284,255,975
_______________________________________________________________________________________
=======================================================================================
Cash Management Class                                                     1,571,768,187
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                               193,663,772
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                              627,481,164
_______________________________________________________________________________________
=======================================================================================
  Net asset value, offering and redemption price per share for each
    class                                                               $          1.00
_______________________________________________________________________________________
=======================================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 29, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $39,450,747
=========================================================================

EXPENSES:

Advisory fees                                                   5,731,804
-------------------------------------------------------------------------
Administrative services fees                                      363,270
-------------------------------------------------------------------------
Custodian fees                                                    155,886
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      2,724,775
-------------------------------------------------------------------------
  Personal Investment Class                                     1,077,705
-------------------------------------------------------------------------
  Cash Management Class                                           811,270
-------------------------------------------------------------------------
  Reserve Class                                                   621,920
-------------------------------------------------------------------------
  Resource Class                                                  624,816
-------------------------------------------------------------------------
Transfer agent fees                                               620,115
-------------------------------------------------------------------------
Trustees' fees                                                     64,606
-------------------------------------------------------------------------
Other                                                             226,645
=========================================================================
    Total expenses                                             13,022,812
=========================================================================
Less: Fees waived                                              (4,329,032)
=========================================================================
    Net expenses                                                8,693,780
=========================================================================
Net investment income                                          30,756,967
=========================================================================
Net realized gain from investment securities                      254,335
=========================================================================
Net increase in net assets resulting from operations          $31,011,302
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2004 and the year ended August 31, 2003 (Unaudited)

                                                               FEBRUARY 29,        AUGUST 31,
                                                                   2004               2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    30,756,967    $   94,257,076
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 254,335           (43,670)
===============================================================================================
    Net increase in net assets resulting from operations           31,011,302        94,213,406
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (17,763,960)      (53,855,705)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                         (3,337,306)       (8,247,767)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (520,262)       (2,170,180)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                            (6,752,056)      (24,974,807)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (32,968)         (585,958)
-----------------------------------------------------------------------------------------------
  Resource Class                                                   (2,350,415)       (4,422,659)
===============================================================================================
    Total distributions from net investment income                (30,756,967)      (94,257,076)
===============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                (563,407)               --
-----------------------------------------------------------------------------------------------
  Private Investment Class                                           (137,175)               --
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                           (40,165)               --
-----------------------------------------------------------------------------------------------
  Cash Management Class                                              (202,484)               --
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (12,694)               --
-----------------------------------------------------------------------------------------------
  Resource Class                                                      (94,047)               --
===============================================================================================
    Total distributions from net realized gains                    (1,049,972)               --
===============================================================================================
    Decrease in net assets resulting from distributions           (31,806,939)      (94,257,076)
===============================================================================================
Share transactions-net:
  Institutional Class                                            (797,701,580)      122,366,033
-----------------------------------------------------------------------------------------------
  Private Investment Class                                         39,735,683       428,410,320
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (40,313,925)      (31,965,903)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (687,906,933)       36,570,357
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    74,032,220       (43,158,808)
-----------------------------------------------------------------------------------------------
  Resource Class                                                    3,510,474       174,544,616
===============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       (1,408,644,061)      686,766,615
===============================================================================================
    Net increase (decrease) in net assets                      (1,409,439,698)      686,722,945
===============================================================================================

NET ASSETS:

  Beginning of period                                           8,796,542,603     8,109,819,658
===============================================================================================
  End of period (including undistributed net investment
    income of $(10,417) and $(10,417) for 2004 and 2003,
    respectively)                                             $ 7,387,102,905    $8,796,542,603
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 29, 2004
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such expense limitations prior to the end of each fiscal year. For the six months ended February 29, 2004, AIM waived fees of $2,576,302.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2004, AIM was paid $363,270 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 29, 2004, AISI retained $556,512 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 29, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,634,865, $790,317, $649,016, $533,705 and $499,853, respectively, after FMC waived plan fees of $1,089,910, $287,388, $162,254, $88,215 and $124,963, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended February 29, 2004, the Fund paid legal fees of $14,731 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 29, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                   CAPITAL
                                                              LOSS CARRYFORWARD
EXPIRATION                                                    -----------------
August 31, 2011                                                    $65,655
_______________________________________________________________________________
===============================================================================

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                      CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                         YEAR ENDED
                                         FEBRUARY 29, 2004                      AUGUST 31, 2003
                                 ---------------------------------    -----------------------------------
                                     SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             7,296,179,747    $ 7,296,179,747     22,078,148,739    $ 22,078,148,739
---------------------------------------------------------------------------------------------------------
  Private Investment Class        3,388,531,313      3,388,531,313      8,283,376,861       8,283,376,861
---------------------------------------------------------------------------------------------------------
  Personal Investment Class       1,449,547,720      1,449,547,720      2,809,310,264       2,809,310,264
---------------------------------------------------------------------------------------------------------
  Cash Management Class           7,697,501,716      7,697,501,716     26,327,078,343      26,327,078,343
---------------------------------------------------------------------------------------------------------
  Reserve Class                     543,325,658        543,325,658      3,109,360,020       3,109,360,020
---------------------------------------------------------------------------------------------------------
  Resource Class                  1,143,996,699      1,143,996,699      5,071,580,037       5,071,580,037
=========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 4,793,881          4,793,881         10,625,207          10,625,207
---------------------------------------------------------------------------------------------------------
  Private Investment Class              636,983            636,983          1,956,880           1,956,880
---------------------------------------------------------------------------------------------------------
  Personal Investment Class             499,392            499,392          2,229,318           2,229,318
---------------------------------------------------------------------------------------------------------
  Cash Management Class               2,588,264          2,588,264          9,377,601           9,377,601
---------------------------------------------------------------------------------------------------------
  Reserve Class                          43,589             43,589            612,102             612,102
---------------------------------------------------------------------------------------------------------
  Resource Class                      1,151,591          1,151,591          3,097,640           3,097,640
=========================================================================================================
Reacquired:
  Institutional Class            (8,098,675,208)    (8,098,675,208)   (21,966,407,913)    (21,966,407,913)
---------------------------------------------------------------------------------------------------------
  Private Investment Class       (3,349,432,613)    (3,349,432,613)    (7,856,923,421)     (7,856,923,421)
---------------------------------------------------------------------------------------------------------
  Personal Investment Class      (1,490,361,037)    (1,490,361,037)    (2,843,505,485)     (2,843,505,485)
---------------------------------------------------------------------------------------------------------
  Cash Management Class          (8,387,996,913)    (8,387,996,913)   (26,299,885,587)    (26,299,885,587)
---------------------------------------------------------------------------------------------------------
  Reserve Class                    (469,337,027)      (469,337,027)    (3,153,130,930)     (3,153,130,930)
---------------------------------------------------------------------------------------------------------
  Resource Class                 (1,141,637,816)    (1,141,637,816)    (4,900,133,061)     (4,900,133,061)
=========================================================================================================
                                 (1,408,644,061)   $(1,408,644,061)       686,766,615    $    686,766,615
_________________________________________________________________________________________________________
=========================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                INSTITUTIONAL CLASS
                              ----------------------------------------------------------------------------------------
                               SIX MONTHS
                                 ENDED                                   YEAR ENDED AUGUST 31,
                              FEBRUARY 29,        --------------------------------------------------------------------
                                  2004               2003            2002            2001         2000         1999
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                    $     1.00         $     1.00      $     1.00      $     1.00   $     1.00   $     1.00
----------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
Net investment income               0.005               0.01            0.02            0.05         0.06         0.05
======================================================================================================================
Less distributions:
Dividends from net
  investment income                (0.005)             (0.01)          (0.02)          (0.05)       (0.06)       (0.05)
======================================================================================================================
Distributions from realized
  gains                            (0.000)                --              --              --           --           --
======================================================================================================================
    Total distributions            (0.005)             (0.01)          (0.02)          (0.05)       (0.06)       (0.05)
======================================================================================================================
Net asset value, end of
  period                       $     1.00         $     1.00      $     1.00      $     1.00   $     1.00   $     1.00
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(a)                      0.47%              1.28%           2.07%           5.37%        5.83%        4.97%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)               $3,569,250         $4,367,382      $4,245,044      $3,782,581   $3,005,442   $3,164,199
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                   0.12%(b)           0.11%           0.10%           0.10%        0.10%        0.09%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                0.19%(b)           0.19%           0.15%           0.10%        0.10%        0.09%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of net investment
  income to average net
  assets                             0.91%(b)           1.27%           2.02%           5.12%        5.66%        4.85%
______________________________________________________________________________________________________________________
======================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $3,914,759,760.

NOTE 8--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG currently serves as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF. On April 30, 2004, AIM will succeed IFG as the investment advisor to IVIF.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A. Regulatory Inquiries and Actions
  --------------------------------

  1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B. Private Actions
  ---------------

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG have already been transferred to the District of Maryland in accordance with the Panel's directive. IFG anticipates that in time most or all of the actions pending against it will be transferred to the multidistrict litigation.

Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Treasury Portfolio, an investment portfolio of Short-Term Investments Trust, a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

The results of the voting on the above matter were as follows:

                                                                        WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR         AUTHORITY
-----------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  3,808,521,977      501,017,273
      Frank S. Bayley..............................  3,808,203,750      501,335,500
      James T. Bunch...............................  3,808,053,727      501,485,523
      Bruce L. Crockett............................  3,808,672,000      500,867,250
      Albert R. Dowden.............................  3,807,813,445      501,725,805
      Edward K. Dunn, Jr...........................  3,808,662,331      500,876,919
      Jack M. Fields...............................  3,808,672,000      500,867,250
      Carl Frischling..............................  3,808,203,750      501,335,500
      Robert H. Graham.............................  3,808,672,000      500,867,250
      Gerald J. Lewis..............................  3,807,185,503      502,353,747
      Prema Mathai-Davis...........................  3,808,163,716      501,375,534
      Lewis F. Pennock.............................  3,808,186,102      501,353,148
      Ruth H. Quigley..............................  3,808,662,331      500,876,919
      Louis S. Sklar...............................  3,808,672,000      500,867,250
      Larry Soll, Ph.D.............................  3,808,504,329      501,034,921
      Mark H. Williamson...........................  3,808,672,000      500,867,250

* Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Trust.

                                   [COVER ART]

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                               TREASURY PORTFOLIO

                           PERSONAL INVESTMENT CLASS

                                FEBRUARY 29, 2004

                               SEMI-ANNUAL REPORT

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                                    TRUSTEES

Bob R. Baker                                                    Robert H. Graham
Frank S. Bayley                                                  Gerald J. Lewis
James T. Bunch                                                Prema Mathai-Davis
Bruce L. Crockett                                               Lewis F. Pennock
Albert R. Dowden                                                 Ruth H. Quigley
Edward K. Dunn, Jr.                                               Louis S. Sklar
Jack M. Fields                                                 Larry Soll, Ph.D.
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Kevin M. Carome           Senior Vice President, Secretary & Chief Legal Officer
Sidney M. Dilgren                                     Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                             New York, NY 10286-0001

                               COUNSEL TO THE FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                             COUNSEL TO THE TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                             New York, NY 10022-3852

                                 TRANSFER AGENT
                          AIM Investment Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173


    This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.


                                                                       TRE-SAR-3

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--

LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           The economy and the stock market were healthy for most of
ROBERT H.           the reporting period. The nation's gross domestic product,
GRAHAM]             generally considered the broadest measure of economic
                    activity, expanded at an annualized rate of 4.1% in the fourth quarter of 2003, and the S&P 500--Registered
                    Trademark-- Index returned 14.59% for the reporting period.

                        Throughout the reporting period, the federal funds
                    target rate stood at 1.00%, its lowest level since 1958. The U.S. Federal Reserve (the Fed) said in June 2003 that it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. By October, the Fed reported that economic expansion had increased and consumer spending was generally stronger, although the job market remained weak. The Fed's November Beige Book report cited "reasonably broad based" economic expansion in October and early November and noted that in most Federal Reserve districts:

    o wages and the prices of finished goods and services remained fairly stable;

    o retail spending increased on a year-over-year basis;

    o manufacturing activity picked up; and

    o residential real estate activity remained strong while commercial real estate activity remained weak.

    In a widely reported speech in early January 2004, Federal Open Market Committee member Ben Bernanke said that while "downside risks to the economy remain ... the incoming data have continued for the most part to surprise on the upside." In late January, the Fed left short-term rates unchanged and said that economic reports suggested that the economy was "expanding briskly." The Fed dropped its long-standing promise to hold interest rates steady for a "considerable period," replacing it instead with a pledge to be "patient" before raising rates.

YOUR INVESTMENT PORTFOLIO

As of February 29, 2004, the Short-Term Investments Trust Treasury Portfolio's Personal Investment Class seven-day yield was 0.37%, and its monthly yield was 0.36%. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 39- to 48-day range; at the close of the reporting period, the WAM stood at 43 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Personal Investment Class stood at $284.3 million.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.


                                                                     (continued)

    The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests only in direct obligations of the U.S. Treasury and in repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity.

IN CONCLUSION

Economic activity continued to expand in January and February, according to information provided by Federal Reserve District Banks, with growth described as "moderate" to "showing signs of acceleration," according to the Federal Reserve's Beige Book. Employment has been growing slowly in most Federal Reserve Districts. Wages and salaries have increased slightly, but employers report substantial increases for employee health-care costs.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman



AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SCHEDULE OF INVESTMENTS

February 29, 2004
(Unaudited)

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-31.59%

U.S. TREASURY BILLS-5.39%(a)

0.99%                                          07/01/04   $100,000   $   99,664,500
-----------------------------------------------------------------------------------
1.02%                                          07/08/04    100,000       99,636,292
-----------------------------------------------------------------------------------
0.96%                                          07/29/04    100,000       99,595,833
-----------------------------------------------------------------------------------
0.98%                                          08/05/04    100,000       99,572,611
===================================================================================
                                                                        398,469,236
===================================================================================

U.S. TREASURY NOTES-26.20%

3.63%                                          03/31/04    200,000      200,388,685
-----------------------------------------------------------------------------------
3.38%                                          04/30/04    325,000      326,181,542
-----------------------------------------------------------------------------------
3.25%                                          05/31/04    100,000      100,548,014
-----------------------------------------------------------------------------------
2.88%                                          06/30/04    650,000      653,856,923
-----------------------------------------------------------------------------------
2.25%                                          07/31/04    200,000      201,047,732
-----------------------------------------------------------------------------------
2.13%                                          08/31/04    250,000      251,324,517
-----------------------------------------------------------------------------------
1.88%                                          09/30/04    100,000      100,325,576
-----------------------------------------------------------------------------------
5.88%                                          11/15/04     50,000       51,585,453
-----------------------------------------------------------------------------------
2.00%                                          11/30/04     50,000       50,210,819
===================================================================================
                                                                      1,935,469,261
===================================================================================
    Total U.S. Treasury Securities (Cost
      $2,333,938,497)                                                 2,333,938,497
===================================================================================
Total Investments (excluding Repurchase
  Agreements) (Cost $2,333,938,497)                                   2,333,938,497
===================================================================================

REPURCHASE AGREEMENTS-68.27%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.01%(b)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.02%(c)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.01%(d)                                     03/01/04    500,000      500,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.01%(e)                                     03/01/04    492,862      492,861,897
-----------------------------------------------------------------------------------
CIBC World Markets Corp.-New York Branch
  (Canada)
  1.02%(f)                                     03/01/04    100,000      100,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.01%(g)                                     03/01/04   $300,000   $  300,000,000
-----------------------------------------------------------------------------------
  0.97%(h)                                     07/23/04    150,000      150,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.02%(i)                                          --     500,000      500,000,000
-----------------------------------------------------------------------------------
  1.02%(j)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
Harris Nesbitt Corp.-New York Branch (Canada)
  1.00%(k)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
JP Morgan Securities Inc.
  1.02%(l)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  1.00%(m)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
Societe General-New York Branch (France)
  1.01%(n)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.01%(o)                                     03/01/04    600,000      600,000,000
-----------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.00%(p)                                     03/01/04    300,000      300,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $5,042,861,897)                                                 5,042,861,897
===================================================================================
TOTAL INVESTMENTS-99.86% (Cost
  $7,376,800,394)(q)                                                  7,376,800,394
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.14%                                      10,302,511
===================================================================================
NET ASSETS-100.00%                                                   $7,387,102,905
___________________________________________________________________________________
===================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,250. Collateralized by $246,773,000 U.S. Treasury obligations, 1.13% to 12.75% due 11/30/04 to 04/15/32 with an aggregate market value at 02/29/04 of $306,001,001.
(c) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,500. Collateralized by $240,266,000 U.S. Treasury obligations, 5.50% to 7.25% due 05/15/16 to 08/15/28 with an aggregate market value at 02/29/04 of $306,000,002.
(d) Repurchase agreement entered into 02/27/04 with a maturing value of $500,042,083. Collateralized by $484,959,000 U.S. Treasury obligations, 0% to 7.00% due 03/11/04 to 02/15/14 with an aggregate market value at 02/29/04 of $510,000,459.
(e) Joint repurchase agreement entered into 02/27/04 with a maturing value of $700,058,917. Collateralized by $703,261,000 U.S. Treasury obligations, 1.87% to 6.00% due 08/15/04 to 02/15/31 with an aggregate market value at 02/29/04 of $714,000,583.
(f) Repurchase agreement entered into 02/27/04 with a maturing value of $100,008,500. Collateralized by $93,421,000 U.S. Treasury obligations, 1.50% to 12.75% due 02/28/05 to 08/15/29 with an aggregate market value at 02/29/04 of $102,000,932.

(g) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,250. Collateralized by $299,214,000 U.S. Treasury obligations, 0% to 3.38% due 03/25/04 to 01/15/07 with an aggregate market value at 02/29/04 of $306,001,066.
(h) Term repurchase agreement entered into 06/25/03. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $153,370,000 U.S. Treasury obligations, 0% due 05/27/2004 with a market value at 02/29/2004 of $153,370,000.
(i) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $434,433,000 U.S. Treasury obligations, 0% to 7.88% due 05/20/04 to 04/15/32 with an aggregate market value at 02/29/04 of $510,000,033.
(j) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,500. Collateralized by $263,733,000 U.S. Treasury obligations, 0% to 9.25% due 04/01/04 to 02/15/16 with an aggregate market value at 02/29/04 of $306,000,509.
(k) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,000. Collateralized by $248,935,000 U.S. Treasury obligations, 0% to 12.75% due 03/04/04 to 05/15/30 with an aggregate market value at 02/29/04 of $306,000,517.
(l) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,500. Collateralized by $250,804,000 U.S. Treasury obligations, 1.88% to 8.13% due 08/15/11 to 04/15/28 with an aggregate market value at 02/29/04 of $306,005,931.
(m) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,000. Collateralized by $600,559,250 U.S. Treasury obligations, 0% to 7.63% due 05/15/13 to 05/15/25 with an aggregate market value at 02/29/04 of $306,000,699.
(n) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,250. Collateralized by $261,164,000 U.S. Treasury obligations, 1.88% to 12.00% due 04/30/04 to 02/15/26 with an aggregate market value at 02/29/04 of $306,000,951.
(o) Repurchase agreement entered into 02/27/04 with a maturing value of $600,050,500. Collateralized by $1,704,513,000 U.S. Treasury obligations, 0% to 11.75% due 11/15/14 to 11/15/27 with an aggregate market value at 02/29/04 of $612,001,535.
(p) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,000. Collateralized by $290,380,000 U.S. Treasury obligations, 4.25% to 6.25% due 08/15/11 to 08/15/23 with an aggregate market value at 02/29/04 of $306,000,584.
(q) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value (amortized
  cost)                                                                 $ 2,333,938,497
---------------------------------------------------------------------------------------
Repurchase agreements (amortized cost)                                    5,042,861,897
=======================================================================================
    Total investments (amortized cost)                                    7,376,800,394
=======================================================================================
Receivables for:
  Interest                                                                   16,245,497
---------------------------------------------------------------------------------------
  Amount due from advisor                                                        27,297
---------------------------------------------------------------------------------------
Investment for deferred compensation and retirement plans                       312,155
---------------------------------------------------------------------------------------
Other assets                                                                     85,696
=======================================================================================
    Total assets                                                          7,393,471,039
_______________________________________________________________________________________
=======================================================================================

LIABILITIES:

Payables for:
  Dividends                                                                   4,687,831
---------------------------------------------------------------------------------------
  Deferred compensation and retirement plans                                    572,166
---------------------------------------------------------------------------------------
Accrued distribution fees                                                       711,652
---------------------------------------------------------------------------------------
Accrued trustees' fees                                                            9,457
---------------------------------------------------------------------------------------
Accrued transfer agent fees                                                     336,839
---------------------------------------------------------------------------------------
Accrued operating expenses                                                       50,189
=======================================================================================
    Total liabilities                                                         6,368,134
=======================================================================================
Net assets applicable to shares outstanding                             $ 7,387,102,905
_______________________________________________________________________________________
=======================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                         $ 7,386,624,504
---------------------------------------------------------------------------------------
  Undistributed net investment income                                           (10,417)
---------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities                    488,818
=======================================================================================
                                                                        $ 7,387,102,905
_______________________________________________________________________________________
=======================================================================================

NET ASSETS:

Institutional Class                                                     $ 3,569,250,043
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                $ 1,140,490,021
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                               $   284,294,148
_______________________________________________________________________________________
=======================================================================================
Cash Management Class                                                   $ 1,571,893,061
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                           $   193,683,510
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                          $   627,492,122
_______________________________________________________________________________________
=======================================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF
  SHARES AUTHORIZED:

Institutional Class                                                       3,568,947,572
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                  1,140,497,390
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                                   284,255,975
_______________________________________________________________________________________
=======================================================================================
Cash Management Class                                                     1,571,768,187
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                               193,663,772
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                              627,481,164
_______________________________________________________________________________________
=======================================================================================
  Net asset value, offering and redemption price per share for each
    class                                                               $          1.00
_______________________________________________________________________________________
=======================================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 29, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $39,450,747
=========================================================================

EXPENSES:

Advisory fees                                                   5,731,804
-------------------------------------------------------------------------
Administrative services fees                                      363,270
-------------------------------------------------------------------------
Custodian fees                                                    155,886
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      2,724,775
-------------------------------------------------------------------------
  Personal Investment Class                                     1,077,705
-------------------------------------------------------------------------
  Cash Management Class                                           811,270
-------------------------------------------------------------------------
  Reserve Class                                                   621,920
-------------------------------------------------------------------------
  Resource Class                                                  624,816
-------------------------------------------------------------------------
Transfer agent fees                                               620,115
-------------------------------------------------------------------------
Trustees' fees                                                     64,606
-------------------------------------------------------------------------
Other                                                             226,645
=========================================================================
    Total expenses                                             13,022,812
=========================================================================
Less: Fees waived                                              (4,329,032)
=========================================================================
    Net expenses                                                8,693,780
=========================================================================
Net investment income                                          30,756,967
=========================================================================
Net realized gain from investment securities                      254,335
=========================================================================
Net increase in net assets resulting from operations          $31,011,302
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2004 and the year ended August 31, 2003 (Unaudited)

                                                               FEBRUARY 29,        AUGUST 31,
                                                                   2004               2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    30,756,967    $   94,257,076
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 254,335           (43,670)
===============================================================================================
    Net increase in net assets resulting from operations           31,011,302        94,213,406
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (17,763,960)      (53,855,705)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                         (3,337,306)       (8,247,767)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (520,262)       (2,170,180)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                            (6,752,056)      (24,974,807)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (32,968)         (585,958)
-----------------------------------------------------------------------------------------------
  Resource Class                                                   (2,350,415)       (4,422,659)
===============================================================================================
    Total distributions from net investment income                (30,756,967)      (94,257,076)
===============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                (563,407)               --
-----------------------------------------------------------------------------------------------
  Private Investment Class                                           (137,175)               --
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                           (40,165)               --
-----------------------------------------------------------------------------------------------
  Cash Management Class                                              (202,484)               --
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (12,694)               --
-----------------------------------------------------------------------------------------------
  Resource Class                                                      (94,047)               --
===============================================================================================
    Total distributions from net realized gains                    (1,049,972)               --
===============================================================================================
    Decrease in net assets resulting from distributions           (31,806,939)      (94,257,076)
===============================================================================================
Share transactions-net:
  Institutional Class                                            (797,701,580)      122,366,033
-----------------------------------------------------------------------------------------------
  Private Investment Class                                         39,735,683       428,410,320
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (40,313,925)      (31,965,903)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (687,906,933)       36,570,357
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    74,032,220       (43,158,808)
-----------------------------------------------------------------------------------------------
  Resource Class                                                    3,510,474       174,544,616
===============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       (1,408,644,061)      686,766,615
===============================================================================================
    Net increase (decrease) in net assets                      (1,409,439,698)      686,722,945
===============================================================================================

NET ASSETS:

  Beginning of period                                           8,796,542,603     8,109,819,658
===============================================================================================
  End of period (including undistributed net investment
    income of $(10,417) and $(10,417) for 2004 and 2003,
    respectively)                                             $ 7,387,102,905    $8,796,542,603
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 29, 2004
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such expense limitations prior to the end of each fiscal year. For the six months ended February 29, 2004, AIM waived fees of $2,576,302.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2004, AIM was paid $363,270 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 29, 2004, AISI retained $556,512 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 29, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,634,865, $790,317, $649,016, $533,705 and $499,853, respectively, after FMC waived plan fees of $1,089,910, $287,388, $162,254, $88,215 and $124,963, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended February 29, 2004, the Fund paid legal fees of $14,731 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 29, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                   CAPITAL
                                                              LOSS CARRYFORWARD
EXPIRATION                                                    -----------------
August 31, 2011                                                    $65,655
_______________________________________________________________________________
===============================================================================

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                      CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                         YEAR ENDED
                                         FEBRUARY 29, 2004                      AUGUST 31, 2003
                                 ---------------------------------    -----------------------------------
                                     SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             7,296,179,747    $ 7,296,179,747     22,078,148,739    $ 22,078,148,739
---------------------------------------------------------------------------------------------------------
  Private Investment Class        3,388,531,313      3,388,531,313      8,283,376,861       8,283,376,861
---------------------------------------------------------------------------------------------------------
  Personal Investment Class       1,449,547,720      1,449,547,720      2,809,310,264       2,809,310,264
---------------------------------------------------------------------------------------------------------
  Cash Management Class           7,697,501,716      7,697,501,716     26,327,078,343      26,327,078,343
---------------------------------------------------------------------------------------------------------
  Reserve Class                     543,325,658        543,325,658      3,109,360,020       3,109,360,020
---------------------------------------------------------------------------------------------------------
  Resource Class                  1,143,996,699      1,143,996,699      5,071,580,037       5,071,580,037
=========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 4,793,881          4,793,881         10,625,207          10,625,207
---------------------------------------------------------------------------------------------------------
  Private Investment Class              636,983            636,983          1,956,880           1,956,880
---------------------------------------------------------------------------------------------------------
  Personal Investment Class             499,392            499,392          2,229,318           2,229,318
---------------------------------------------------------------------------------------------------------
  Cash Management Class               2,588,264          2,588,264          9,377,601           9,377,601
---------------------------------------------------------------------------------------------------------
  Reserve Class                          43,589             43,589            612,102             612,102
---------------------------------------------------------------------------------------------------------
  Resource Class                      1,151,591          1,151,591          3,097,640           3,097,640
=========================================================================================================
Reacquired:
  Institutional Class            (8,098,675,208)    (8,098,675,208)   (21,966,407,913)    (21,966,407,913)
---------------------------------------------------------------------------------------------------------
  Private Investment Class       (3,349,432,613)    (3,349,432,613)    (7,856,923,421)     (7,856,923,421)
---------------------------------------------------------------------------------------------------------
  Personal Investment Class      (1,490,361,037)    (1,490,361,037)    (2,843,505,485)     (2,843,505,485)
---------------------------------------------------------------------------------------------------------
  Cash Management Class          (8,387,996,913)    (8,387,996,913)   (26,299,885,587)    (26,299,885,587)
---------------------------------------------------------------------------------------------------------
  Reserve Class                    (469,337,027)      (469,337,027)    (3,153,130,930)     (3,153,130,930)
---------------------------------------------------------------------------------------------------------
  Resource Class                 (1,141,637,816)    (1,141,637,816)    (4,900,133,061)     (4,900,133,061)
=========================================================================================================
                                 (1,408,644,061)   $(1,408,644,061)       686,766,615    $    686,766,615
_________________________________________________________________________________________________________
=========================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                            PERSONAL INVESTMENT CLASS
                                  ------------------------------------------------------------------------------
                                   SIX MONTHS
                                     ENDED                              YEAR ENDED AUGUST 31,
                                  FEBRUARY 29,        ----------------------------------------------------------
                                      2004              2003          2002          2001       2000       1999
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                            $   1.00          $   1.00      $   1.00      $   1.00   $   1.00   $   1.00
----------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
Net investment income                  0.002              0.01          0.02          0.05       0.05       0.04
----------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment
  income                              (0.002)            (0.01)        (0.02)        (0.05)     (0.05)     (0.04)
================================================================================================================
Distributions from net realized
  gains                               (0.000)               --            --            --         --         --
================================================================================================================
    Total distributions               (0.002)            (0.01)        (0.02)        (0.05)     (0.05)     (0.04)
================================================================================================================
Net asset value, end of period      $   1.00          $   1.00      $   1.00      $   1.00   $   1.00   $   1.00
________________________________________________________________________________________________________________
================================================================================================================
Total return(a)                         0.19%             0.73%         1.56%         4.84%      5.31%      4.45%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                          $284,294          $324,638      $356,606      $307,841   $285,688   $284,932
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                      0.67%(b)          0.65%         0.60%         0.60%      0.60%      0.59%
----------------------------------------------------------------------------------------------------------------
  Without fee waivers                   0.94%(b)          0.94%         0.90%         0.85%      0.85%      0.84%
________________________________________________________________________________________________________________
================================================================================================================
Ratio of net investment income
  to average net assets                 0.36%(b)          0.73%         1.52%         4.62%      5.16%      4.35%
________________________________________________________________________________________________________________
================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $288,967,093.

NOTE 8--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG currently serves as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF. On April 30, 2004, AIM will succeed IFG as the investment advisor to IVIF.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A. Regulatory Inquiries and Actions
  --------------------------------

  1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B. Private Actions
  ---------------

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG have already been transferred to the District of Maryland in accordance with the Panel's directive. IFG anticipates that in time most or all of the actions pending against it will be transferred to the multidistrict litigation.

Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Treasury Portfolio, an investment portfolio of Short-Term Investments Trust, a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

The results of the voting on the above matter were as follows:

                                                                        WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR         AUTHORITY
-----------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  3,808,521,977      501,017,273
      Frank S. Bayley..............................  3,808,203,750      501,335,500
      James T. Bunch...............................  3,808,053,727      501,485,523
      Bruce L. Crockett............................  3,808,672,000      500,867,250
      Albert R. Dowden.............................  3,807,813,445      501,725,805
      Edward K. Dunn, Jr...........................  3,808,662,331      500,876,919
      Jack M. Fields...............................  3,808,672,000      500,867,250
      Carl Frischling..............................  3,808,203,750      501,335,500
      Robert H. Graham.............................  3,808,672,000      500,867,250
      Gerald J. Lewis..............................  3,807,185,503      502,353,747
      Prema Mathai-Davis...........................  3,808,163,716      501,375,534
      Lewis F. Pennock.............................  3,808,186,102      501,353,148
      Ruth H. Quigley..............................  3,808,662,331      500,876,919
      Louis S. Sklar...............................  3,808,672,000      500,867,250
      Larry Soll, Ph.D.............................  3,808,504,329      501,034,921
      Mark H. Williamson...........................  3,808,672,000      500,867,250

* Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Trust.

                                   [COVER ART]

                      SHORT-TERM INVESTMENTS TRUST (STIT)

                               TREASURY PORTFOLIO

                            PRIVATE INVESTMENT CLASS

                                FEBRUARY 29, 2004

                               SEMI-ANNUAL REPORT

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                                    TRUSTEES

Bob R. Baker                                                    Robert H. Graham
Frank S. Bayley                                                  Gerald J. Lewis
James T. Bunch                                                Prema Mathai-Davis
Bruce L. Crockett                                               Lewis F. Pennock
Albert R. Dowden                                                 Ruth H. Quigley
Edward K. Dunn, Jr.                                               Louis S. Sklar
Jack M. Fields                                                 Larry Soll, Ph.D.
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Kevin M. Carome           Senior Vice President, Secretary & Chief Legal Officer
Sidney M. Dilgren                                     Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                  DISTRIBUTOR
                            Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   CUSTODIAN
                              The Bank of New York
                               100 Church Street
                            New York, NY 10286-0001

                               COUNSEL TO THE FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                          Philadelphia, PA 19103-7599

                            COUNSEL TO THE TRUSTEES
                     Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                            New York, NY 10022-3852

                                 TRANSFER AGENT
                         AIM Investment Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

   This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.


                                                                       TRE-SAR-2

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--

LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           The economy and the stock market were healthy for most of
ROBERT H.           the reporting period. The nation's gross domestic product,
GRAHAM]             generally considered the broadest measure of economic
                    activity, expanded at an annualized rate of 4.1% in the fourth quarter of 2003, and the S&P 500--Registered
                    Trademark-- Index returned 14.59% for the reporting period.

                        Throughout the reporting period, the federal funds
                    target rate stood at 1.00%, its lowest level since 1958. The U.S. Federal Reserve (the Fed) said in June 2003 that it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. By October, the Fed reported that economic expansion had increased and consumer spending was generally stronger, although the job market remained weak. The Fed's November Beige Book report cited "reasonably broad based" economic expansion in October and early November and noted that in most Federal Reserve districts:

    o wages and the prices of finished goods and services remained fairly stable;
    o retail spending increased on a year-over-year basis;
    o manufacturing activity picked up; and
    o residential real estate activity remained strong while commercial real estate activity remained weak.

    In a widely reported speech in early January 2004, Federal Open Market Committee member Ben Bernanke said that while "downside risks to the economy remain ... the incoming data have continued for the most part to surprise on the upside." In late January, the Fed left short-term rates unchanged and said that economic reports suggested that the economy was "expanding briskly." The Fed dropped its long-standing promise to hold interest rates steady for a "considerable period," replacing it instead with a pledge to be "patient" before raising rates.

YOUR INVESTMENT PORTFOLIO

As of February 29, 2004, the seven-day yield of the Short-Term Investments Trust Treasury Portfolio's Private Investment Class was 0.62%, and its monthly yield was 0.61%. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 39- to 48-day range; at the close of the reporting period, the WAM stood at 43 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Private Investment Class stood at $1.1 billion.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.


                                                                     (continued)

    The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests only in direct obligations of the U.S. Treasury and in repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity.

IN CONCLUSION

Economic activity continued to expand in January and February, according to information provided by Federal Reserve District Banks, with growth described as "moderate" to "showing signs of acceleration," according to the Federal Reserve's Beige Book. Employment has been growing slowly in most Federal Reserve Districts. Wages and salaries have increased slightly, but employers report substantial increases for employee health-care costs.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SCHEDULE OF INVESTMENTS

February 29, 2004
(Unaudited)

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-31.59%

U.S. TREASURY BILLS-5.39%(a)

0.99%                                          07/01/04   $100,000   $   99,664,500
-----------------------------------------------------------------------------------
1.02%                                          07/08/04    100,000       99,636,292
-----------------------------------------------------------------------------------
0.96%                                          07/29/04    100,000       99,595,833
-----------------------------------------------------------------------------------
0.98%                                          08/05/04    100,000       99,572,611
===================================================================================
                                                                        398,469,236
===================================================================================

U.S. TREASURY NOTES-26.20%

3.63%                                          03/31/04    200,000      200,388,685
-----------------------------------------------------------------------------------
3.38%                                          04/30/04    325,000      326,181,542
-----------------------------------------------------------------------------------
3.25%                                          05/31/04    100,000      100,548,014
-----------------------------------------------------------------------------------
2.88%                                          06/30/04    650,000      653,856,923
-----------------------------------------------------------------------------------
2.25%                                          07/31/04    200,000      201,047,732
-----------------------------------------------------------------------------------
2.13%                                          08/31/04    250,000      251,324,517
-----------------------------------------------------------------------------------
1.88%                                          09/30/04    100,000      100,325,576
-----------------------------------------------------------------------------------
5.88%                                          11/15/04     50,000       51,585,453
-----------------------------------------------------------------------------------
2.00%                                          11/30/04     50,000       50,210,819
===================================================================================
                                                                      1,935,469,261
===================================================================================
    Total U.S. Treasury Securities (Cost
      $2,333,938,497)                                                 2,333,938,497
===================================================================================
Total Investments (excluding Repurchase
  Agreements) (Cost $2,333,938,497)                                   2,333,938,497
===================================================================================

REPURCHASE AGREEMENTS-68.27%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.01%(b)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.02%(c)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.01%(d)                                     03/01/04    500,000      500,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.01%(e)                                     03/01/04    492,862      492,861,897
-----------------------------------------------------------------------------------
CIBC World Markets Corp.-New York Branch
  (Canada)
  1.02%(f)                                     03/01/04    100,000      100,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.01%(g)                                     03/01/04   $300,000   $  300,000,000
-----------------------------------------------------------------------------------
  0.97%(h)                                     07/23/04    150,000      150,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.02%(i)                                          --     500,000      500,000,000
-----------------------------------------------------------------------------------
  1.02%(j)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
Harris Nesbitt Corp.-New York Branch (Canada)
  1.00%(k)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
JP Morgan Securities Inc.
  1.02%(l)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  1.00%(m)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
Societe General-New York Branch (France)
  1.01%(n)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.01%(o)                                     03/01/04    600,000      600,000,000
-----------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.00%(p)                                     03/01/04    300,000      300,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $5,042,861,897)                                                 5,042,861,897
===================================================================================
TOTAL INVESTMENTS-99.86% (Cost
  $7,376,800,394)(q)                                                  7,376,800,394
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.14%                                      10,302,511
===================================================================================
NET ASSETS-100.00%                                                   $7,387,102,905
___________________________________________________________________________________
===================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,250. Collateralized by $246,773,000 U.S. Treasury obligations, 1.13% to 12.75% due 11/30/04 to 04/15/32 with an aggregate market value at 02/29/04 of $306,001,001.
(c) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,500. Collateralized by $240,266,000 U.S. Treasury obligations, 5.50% to 7.25% due 05/15/16 to 08/15/28 with an aggregate market value at 02/29/04 of $306,000,002.
(d) Repurchase agreement entered into 02/27/04 with a maturing value of $500,042,083. Collateralized by $484,959,000 U.S. Treasury obligations, 0% to 7.00% due 03/11/04 to 02/15/14 with an aggregate market value at 02/29/04 of $510,000,459.
(e) Joint repurchase agreement entered into 02/27/04 with a maturing value of $700,058,917. Collateralized by $703,261,000 U.S. Treasury obligations, 1.87% to 6.00% due 08/15/04 to 02/15/31 with an aggregate market value at 02/29/04 of $714,000,583.
(f) Repurchase agreement entered into 02/27/04 with a maturing value of $100,008,500. Collateralized by $93,421,000 U.S. Treasury obligations, 1.50% to 12.75% due 02/28/05 to 08/15/29 with an aggregate market value at 02/29/04 of $102,000,932.

(g) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,250. Collateralized by $299,214,000 U.S. Treasury obligations, 0% to 3.38% due 03/25/04 to 01/15/07 with an aggregate market value at 02/29/04 of $306,001,066.
(h) Term repurchase agreement entered into 06/25/03. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $153,370,000 U.S. Treasury obligations, 0% due 05/27/2004 with a market value at 02/29/2004 of $153,370,000.
(i) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $434,433,000 U.S. Treasury obligations, 0% to 7.88% due 05/20/04 to 04/15/32 with an aggregate market value at 02/29/04 of $510,000,033.
(j) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,500. Collateralized by $263,733,000 U.S. Treasury obligations, 0% to 9.25% due 04/01/04 to 02/15/16 with an aggregate market value at 02/29/04 of $306,000,509.
(k) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,000. Collateralized by $248,935,000 U.S. Treasury obligations, 0% to 12.75% due 03/04/04 to 05/15/30 with an aggregate market value at 02/29/04 of $306,000,517.
(l) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,500. Collateralized by $250,804,000 U.S. Treasury obligations, 1.88% to 8.13% due 08/15/11 to 04/15/28 with an aggregate market value at 02/29/04 of $306,005,931.
(m) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,000. Collateralized by $600,559,250 U.S. Treasury obligations, 0% to 7.63% due 05/15/13 to 05/15/25 with an aggregate market value at 02/29/04 of $306,000,699.
(n) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,250. Collateralized by $261,164,000 U.S. Treasury obligations, 1.88% to 12.00% due 04/30/04 to 02/15/26 with an aggregate market value at 02/29/04 of $306,000,951.
(o) Repurchase agreement entered into 02/27/04 with a maturing value of $600,050,500. Collateralized by $1,704,513,000 U.S. Treasury obligations, 0% to 11.75% due 11/15/14 to 11/15/27 with an aggregate market value at 02/29/04 of $612,001,535.
(p) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,000. Collateralized by $290,380,000 U.S. Treasury obligations, 4.25% to 6.25% due 08/15/11 to 08/15/23 with an aggregate market value at 02/29/04 of $306,000,584.
(q) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value (amortized
  cost)                                                                 $ 2,333,938,497
---------------------------------------------------------------------------------------
Repurchase agreements (amortized cost)                                    5,042,861,897
=======================================================================================
    Total investments (amortized cost)                                    7,376,800,394
=======================================================================================
Receivables for:
  Interest                                                                   16,245,497
---------------------------------------------------------------------------------------
  Amount due from advisor                                                        27,297
---------------------------------------------------------------------------------------
Investment for deferred compensation and retirement plans                       312,155
---------------------------------------------------------------------------------------
Other assets                                                                     85,696
=======================================================================================
    Total assets                                                          7,393,471,039
_______________________________________________________________________________________
=======================================================================================

LIABILITIES:

Payables for:
  Dividends                                                                   4,687,831
---------------------------------------------------------------------------------------
  Deferred compensation and retirement plans                                    572,166
---------------------------------------------------------------------------------------
Accrued distribution fees                                                       711,652
---------------------------------------------------------------------------------------
Accrued trustees' fees                                                            9,457
---------------------------------------------------------------------------------------
Accrued transfer agent fees                                                     336,839
---------------------------------------------------------------------------------------
Accrued operating expenses                                                       50,189
=======================================================================================
    Total liabilities                                                         6,368,134
=======================================================================================
Net assets applicable to shares outstanding                             $ 7,387,102,905
_______________________________________________________________________________________
=======================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                         $ 7,386,624,504
---------------------------------------------------------------------------------------
  Undistributed net investment income                                           (10,417)
---------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities                    488,818
=======================================================================================
                                                                        $ 7,387,102,905
_______________________________________________________________________________________
=======================================================================================

NET ASSETS:

Institutional Class                                                     $ 3,569,250,043
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                $ 1,140,490,021
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                               $   284,294,148
_______________________________________________________________________________________
=======================================================================================
Cash Management Class                                                   $ 1,571,893,061
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                           $   193,683,510
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                          $   627,492,122
_______________________________________________________________________________________
=======================================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF
  SHARES AUTHORIZED:

Institutional Class                                                       3,568,947,572
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                  1,140,497,390
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                                   284,255,975
_______________________________________________________________________________________
=======================================================================================
Cash Management Class                                                     1,571,768,187
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                               193,663,772
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                              627,481,164
_______________________________________________________________________________________
=======================================================================================
  Net asset value, offering and redemption price per share for each
    class                                                               $          1.00
_______________________________________________________________________________________
=======================================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 29, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $39,450,747
=========================================================================

EXPENSES:

Advisory fees                                                   5,731,804
-------------------------------------------------------------------------
Administrative services fees                                      363,270
-------------------------------------------------------------------------
Custodian fees                                                    155,886
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      2,724,775
-------------------------------------------------------------------------
  Personal Investment Class                                     1,077,705
-------------------------------------------------------------------------
  Cash Management Class                                           811,270
-------------------------------------------------------------------------
  Reserve Class                                                   621,920
-------------------------------------------------------------------------
  Resource Class                                                  624,816
-------------------------------------------------------------------------
Transfer agent fees                                               620,115
-------------------------------------------------------------------------
Trustees' fees                                                     64,606
-------------------------------------------------------------------------
Other                                                             226,645
=========================================================================
    Total expenses                                             13,022,812
=========================================================================
Less: Fees waived                                              (4,329,032)
=========================================================================
    Net expenses                                                8,693,780
=========================================================================
Net investment income                                          30,756,967
=========================================================================
Net realized gain from investment securities                      254,335
=========================================================================
Net increase in net assets resulting from operations          $31,011,302
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2004 and the year ended August 31, 2003 (Unaudited)

                                                               FEBRUARY 29,        AUGUST 31,
                                                                   2004               2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    30,756,967    $   94,257,076
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 254,335           (43,670)
===============================================================================================
    Net increase in net assets resulting from operations           31,011,302        94,213,406
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (17,763,960)      (53,855,705)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                         (3,337,306)       (8,247,767)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (520,262)       (2,170,180)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                            (6,752,056)      (24,974,807)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (32,968)         (585,958)
-----------------------------------------------------------------------------------------------
  Resource Class                                                   (2,350,415)       (4,422,659)
===============================================================================================
    Total distributions from net investment income                (30,756,967)      (94,257,076)
===============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                (563,407)               --
-----------------------------------------------------------------------------------------------
  Private Investment Class                                           (137,175)               --
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                           (40,165)               --
-----------------------------------------------------------------------------------------------
  Cash Management Class                                              (202,484)               --
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (12,694)               --
-----------------------------------------------------------------------------------------------
  Resource Class                                                      (94,047)               --
===============================================================================================
    Total distributions from net realized gains                    (1,049,972)               --
===============================================================================================
    Decrease in net assets resulting from distributions           (31,806,939)      (94,257,076)
===============================================================================================
Share transactions-net:
  Institutional Class                                            (797,701,580)      122,366,033
-----------------------------------------------------------------------------------------------
  Private Investment Class                                         39,735,683       428,410,320
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (40,313,925)      (31,965,903)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (687,906,933)       36,570,357
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    74,032,220       (43,158,808)
-----------------------------------------------------------------------------------------------
  Resource Class                                                    3,510,474       174,544,616
===============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       (1,408,644,061)      686,766,615
===============================================================================================
    Net increase (decrease) in net assets                      (1,409,439,698)      686,722,945
===============================================================================================

NET ASSETS:

  Beginning of period                                           8,796,542,603     8,109,819,658
===============================================================================================
  End of period (including undistributed net investment
    income of $(10,417) and $(10,417) for 2004 and 2003,
    respectively)                                             $ 7,387,102,905    $8,796,542,603
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 29, 2004
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such expense limitations prior to the end of each fiscal year. For the six months ended February 29, 2004, AIM waived fees of $2,576,302.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2004, AIM was paid $363,270 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 29, 2004, AISI retained $556,512 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 29, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,634,865, $790,317, $649,016, $533,705 and $499,853, respectively, after FMC waived plan fees of $1,089,910, $287,388, $162,254, $88,215 and $124,963, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended February 29, 2004, the Fund paid legal fees of $14,731 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 29, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                   CAPITAL
                                                              LOSS CARRYFORWARD
EXPIRATION                                                    -----------------
August 31, 2011                                                    $65,655
_______________________________________________________________________________
===============================================================================

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                      CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                         YEAR ENDED
                                         FEBRUARY 29, 2004                      AUGUST 31, 2003
                                 ---------------------------------    -----------------------------------
                                     SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             7,296,179,747    $ 7,296,179,747     22,078,148,739    $ 22,078,148,739
---------------------------------------------------------------------------------------------------------
  Private Investment Class        3,388,531,313      3,388,531,313      8,283,376,861       8,283,376,861
---------------------------------------------------------------------------------------------------------
  Personal Investment Class       1,449,547,720      1,449,547,720      2,809,310,264       2,809,310,264
---------------------------------------------------------------------------------------------------------
  Cash Management Class           7,697,501,716      7,697,501,716     26,327,078,343      26,327,078,343
---------------------------------------------------------------------------------------------------------
  Reserve Class                     543,325,658        543,325,658      3,109,360,020       3,109,360,020
---------------------------------------------------------------------------------------------------------
  Resource Class                  1,143,996,699      1,143,996,699      5,071,580,037       5,071,580,037
=========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 4,793,881          4,793,881         10,625,207          10,625,207
---------------------------------------------------------------------------------------------------------
  Private Investment Class              636,983            636,983          1,956,880           1,956,880
---------------------------------------------------------------------------------------------------------
  Personal Investment Class             499,392            499,392          2,229,318           2,229,318
---------------------------------------------------------------------------------------------------------
  Cash Management Class               2,588,264          2,588,264          9,377,601           9,377,601
---------------------------------------------------------------------------------------------------------
  Reserve Class                          43,589             43,589            612,102             612,102
---------------------------------------------------------------------------------------------------------
  Resource Class                      1,151,591          1,151,591          3,097,640           3,097,640
=========================================================================================================
Reacquired:
  Institutional Class            (8,098,675,208)    (8,098,675,208)   (21,966,407,913)    (21,966,407,913)
---------------------------------------------------------------------------------------------------------
  Private Investment Class       (3,349,432,613)    (3,349,432,613)    (7,856,923,421)     (7,856,923,421)
---------------------------------------------------------------------------------------------------------
  Personal Investment Class      (1,490,361,037)    (1,490,361,037)    (2,843,505,485)     (2,843,505,485)
---------------------------------------------------------------------------------------------------------
  Cash Management Class          (8,387,996,913)    (8,387,996,913)   (26,299,885,587)    (26,299,885,587)
---------------------------------------------------------------------------------------------------------
  Reserve Class                    (469,337,027)      (469,337,027)    (3,153,130,930)     (3,153,130,930)
---------------------------------------------------------------------------------------------------------
  Resource Class                 (1,141,637,816)    (1,141,637,816)    (4,900,133,061)     (4,900,133,061)
=========================================================================================================
                                 (1,408,644,061)   $(1,408,644,061)       686,766,615    $    686,766,615
_________________________________________________________________________________________________________
=========================================================================================================

                                                                            STIT
TREASURY SAR FUND



NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                             PRIVATE INVESTMENT CLASS
                                 --------------------------------------------------------------------------------
                                  SIX MONTHS
                                    ENDED                               YEAR ENDED AUGUST 31,
                                 FEBRUARY 29,        ------------------------------------------------------------
                                     2004               2003           2002          2001       2000       1999
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $     1.00         $     1.00      $   1.00      $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
Net investment income                  0.003               0.01          0.02          0.05       0.05       0.05
-----------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment
  income                              (0.003)             (0.01)        (0.02)        (0.05)     (0.05)     (0.05)
=================================================================================================================
Distributions from net realized
  gains                               (0.000)                --            --            --         --         --
=================================================================================================================
    Total distributions               (0.003)             (0.01)        (0.02)        (0.05)     (0.05)     (0.05)
=================================================================================================================
Net asset value, end of period    $     1.00         $     1.00      $   1.00      $   1.00   $   1.00   $   1.00
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(a)                         0.32%              0.98%         1.77%         5.05%      5.52%      4.66%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                        $1,140,490         $1,100,857      $672,455      $608,022   $616,988   $415,184
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                      0.42%(b)           0.41%         0.40%         0.40%      0.40%      0.39%
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers                   0.69%(b)           0.69%         0.65%         0.60%      0.60%      0.59%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of net investment income
  to average net assets                 0.61%(b)           0.97%         1.72%         4.82%      5.36%      4.55%
_________________________________________________________________________________________________________________
=================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $1,095,898,532.

NOTE 8--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG currently serves as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF. On April 30, 2004, AIM will succeed IFG as the investment advisor to IVIF.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A. Regulatory Inquiries and Actions
  --------------------------------

  1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B. Private Actions
  ---------------

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG have already been transferred to the District of Maryland in accordance with the Panel's directive. IFG anticipates that in time most or all of the actions pending against it will be transferred to the multidistrict litigation.

Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Treasury Portfolio, an investment portfolio of Short-Term Investments Trust, a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

The results of the voting on the above matter were as follows:

                                                                        WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR         AUTHORITY
-----------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  3,808,521,977      501,017,273
      Frank S. Bayley..............................  3,808,203,750      501,335,500
      James T. Bunch...............................  3,808,053,727      501,485,523
      Bruce L. Crockett............................  3,808,672,000      500,867,250
      Albert R. Dowden.............................  3,807,813,445      501,725,805
      Edward K. Dunn, Jr...........................  3,808,662,331      500,876,919
      Jack M. Fields...............................  3,808,672,000      500,867,250
      Carl Frischling..............................  3,808,203,750      501,335,500
      Robert H. Graham.............................  3,808,672,000      500,867,250
      Gerald J. Lewis..............................  3,807,185,503      502,353,747
      Prema Mathai-Davis...........................  3,808,163,716      501,375,534
      Lewis F. Pennock.............................  3,808,186,102      501,353,148
      Ruth H. Quigley..............................  3,808,662,331      500,876,919
      Louis S. Sklar...............................  3,808,672,000      500,867,250
      Larry Soll, Ph.D.............................  3,808,504,329      501,034,921
      Mark H. Williamson...........................  3,808,672,000      500,867,250

* Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Trust.

                                   [COVER ART]

                      SHORT-TERM INVESTMENTS TRUST (STIT)

                               TREASURY PORTFOLIO

                        TREASURY PORTFOLIO RESERVE CLASS

                                FEBRUARY 29, 2004

                               SEMI-ANNUAL REPORT

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                                    TRUSTEES

Bob R. Baker                                                    Robert H. Graham
Frank S. Bayley                                                  Gerald J. Lewis
James T. Bunch                                                Prema Mathai-Davis
Bruce L. Crockett                                               Lewis F. Pennock
Albert R. Dowden                                                 Ruth H. Quigley
Edward K. Dunn, Jr.                                               Louis S. Sklar
Jack M. Fields                                                 Larry Soll, Ph.D.
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Kevin M. Carome           Senior Vice President, Secretary & Chief Legal Officer
Sidney M. Dilgren                                     Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                             New York, NY 10286-0001

                               COUNSEL TO THE FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                             COUNSEL TO THE TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                             New York, NY 10022-3852

                                 TRANSFER AGENT
                          AIM Investment Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

    This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.


                                                                       TRE-SAR-6

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--

LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           The economy and the stock market were healthy for most of
ROBERT H.           the reporting period. The nation's gross domestic product,
GRAHAM]             generally considered the broadest measure of economic
                    activity, expanded at an annualized rate of 4.1% in the fourth quarter of 2003, and the S&P 500--Registered
                    Trademark-- Index returned 14.59% for the reporting period.

                        Throughout the reporting period, the federal funds
                    target rate stood at 1.00%, its lowest level since 1958. The U.S. Federal Reserve (the Fed) said in June 2003 that it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. By October, the Fed reported that economic expansion had increased and consumer spending was generally stronger, although the job market remained weak. The Fed's November Beige Book report cited "reasonably broad based" economic expansion in October and early November and noted that in most Federal Reserve districts:

    o wages and the prices of finished goods and services remained fairly stable;
    o retail spending increased on a year-over-year basis;
    o manufacturing activity picked up; and
    o residential real estate activity remained strong while commercial real estate activity remained weak.

    In a widely reported speech in early January 2004, Federal Open Market Committee member Ben Bernanke said that while "downside risks to the economy remain ... the incoming data have continued for the most part to surprise on the upside." In late January, the Fed left short-term rates unchanged and said that economic reports suggested that the economy was "expanding briskly." The Fed dropped its long-standing promise to hold interest rates steady for a "considerable period," replacing it instead with a pledge to be "patient" before raising rates.

YOUR INVESTMENT PORTFOLIO

As of February 29, 2004, the seven-day yield of the Short-Term Investments Trust Treasury Portfolio's Reserve Class was 0.06%, and its monthly yield was 0.05%. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 39- to 48-day range; at the close of the reporting period, the WAM stood at 43 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Reserve Class stood at $193.7 million.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.


                                                                     (continued)

    The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests only in direct obligations of the U.S. Treasury and in repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity.

IN CONCLUSION

Economic activity continued to expand in January and February, according to information provided by Federal Reserve District Banks, with growth described as "moderate" to "showing signs of acceleration," according to the Federal Reserve's Beige Book. Employment has been growing slowly in most Federal Reserve Districts. Wages and salaries have increased slightly, but employers report substantial increases for employee health-care costs.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ Robert H. Graham
Robert H. Graham
Chairman

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SCHEDULE OF INVESTMENTS

February 29, 2004
(Unaudited)

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-31.59%

U.S. TREASURY BILLS-5.39%(a)

0.99%                                          07/01/04   $100,000   $   99,664,500
-----------------------------------------------------------------------------------
1.02%                                          07/08/04    100,000       99,636,292
-----------------------------------------------------------------------------------
0.96%                                          07/29/04    100,000       99,595,833
-----------------------------------------------------------------------------------
0.98%                                          08/05/04    100,000       99,572,611
===================================================================================
                                                                        398,469,236
===================================================================================

U.S. TREASURY NOTES-26.20%

3.63%                                          03/31/04    200,000      200,388,685
-----------------------------------------------------------------------------------
3.38%                                          04/30/04    325,000      326,181,542
-----------------------------------------------------------------------------------
3.25%                                          05/31/04    100,000      100,548,014
-----------------------------------------------------------------------------------
2.88%                                          06/30/04    650,000      653,856,923
-----------------------------------------------------------------------------------
2.25%                                          07/31/04    200,000      201,047,732
-----------------------------------------------------------------------------------
2.13%                                          08/31/04    250,000      251,324,517
-----------------------------------------------------------------------------------
1.88%                                          09/30/04    100,000      100,325,576
-----------------------------------------------------------------------------------
5.88%                                          11/15/04     50,000       51,585,453
-----------------------------------------------------------------------------------
2.00%                                          11/30/04     50,000       50,210,819
===================================================================================
                                                                      1,935,469,261
===================================================================================
    Total U.S. Treasury Securities (Cost
      $2,333,938,497)                                                 2,333,938,497
===================================================================================
Total Investments (excluding Repurchase
  Agreements) (Cost $2,333,938,497)                                   2,333,938,497
===================================================================================

REPURCHASE AGREEMENTS-68.27%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.01%(b)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.02%(c)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.01%(d)                                     03/01/04    500,000      500,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.01%(e)                                     03/01/04    492,862      492,861,897
-----------------------------------------------------------------------------------
CIBC World Markets Corp.-New York Branch
  (Canada)
  1.02%(f)                                     03/01/04    100,000      100,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.01%(g)                                     03/01/04   $300,000   $  300,000,000
-----------------------------------------------------------------------------------
  0.97%(h)                                     07/23/04    150,000      150,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.02%(i)                                          --     500,000      500,000,000
-----------------------------------------------------------------------------------
  1.02%(j)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
Harris Nesbitt Corp.-New York Branch (Canada)
  1.00%(k)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
JP Morgan Securities Inc.
  1.02%(l)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  1.00%(m)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
Societe General-New York Branch (France)
  1.01%(n)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.01%(o)                                     03/01/04    600,000      600,000,000
-----------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.00%(p)                                     03/01/04    300,000      300,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $5,042,861,897)                                                 5,042,861,897
===================================================================================
TOTAL INVESTMENTS-99.86% (Cost
  $7,376,800,394)(q)                                                  7,376,800,394
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.14%                                      10,302,511
===================================================================================
NET ASSETS-100.00%                                                   $7,387,102,905
___________________________________________________________________________________
===================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,250. Collateralized by $246,773,000 U.S. Treasury obligations, 1.13% to 12.75% due 11/30/04 to 04/15/32 with an aggregate market value at 02/29/04 of $306,001,001.
(c) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,500. Collateralized by $240,266,000 U.S. Treasury obligations, 5.50% to 7.25% due 05/15/16 to 08/15/28 with an aggregate market value at 02/29/04 of $306,000,002.
(d) Repurchase agreement entered into 02/27/04 with a maturing value of $500,042,083. Collateralized by $484,959,000 U.S. Treasury obligations, 0% to 7.00% due 03/11/04 to 02/15/14 with an aggregate market value at 02/29/04 of $510,000,459.
(e) Joint repurchase agreement entered into 02/27/04 with a maturing value of $700,058,917. Collateralized by $703,261,000 U.S. Treasury obligations, 1.87% to 6.00% due 08/15/04 to 02/15/31 with an aggregate market value at 02/29/04 of $714,000,583.
(f) Repurchase agreement entered into 02/27/04 with a maturing value of $100,008,500. Collateralized by $93,421,000 U.S. Treasury obligations, 1.50% to 12.75% due 02/28/05 to 08/15/29 with an aggregate market value at 02/29/04 of $102,000,932.

(g) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,250. Collateralized by $299,214,000 U.S. Treasury obligations, 0% to 3.38% due 03/25/04 to 01/15/07 with an aggregate market value at 02/29/04 of $306,001,066.
(h) Term repurchase agreement entered into 06/25/03. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $153,370,000 U.S. Treasury obligations, 0% due 05/27/2004 with a market value at 02/29/2004 of $153,370,000.
(i) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $434,433,000 U.S. Treasury obligations, 0% to 7.88% due 05/20/04 to 04/15/32 with an aggregate market value at 02/29/04 of $510,000,033.
(j) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,500. Collateralized by $263,733,000 U.S. Treasury obligations, 0% to 9.25% due 04/01/04 to 02/15/16 with an aggregate market value at 02/29/04 of $306,000,509.
(k) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,000. Collateralized by $248,935,000 U.S. Treasury obligations, 0% to 12.75% due 03/04/04 to 05/15/30 with an aggregate market value at 02/29/04 of $306,000,517.
(l) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,500. Collateralized by $250,804,000 U.S. Treasury obligations, 1.88% to 8.13% due 08/15/11 to 04/15/28 with an aggregate market value at 02/29/04 of $306,005,931.
(m) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,000. Collateralized by $600,559,250 U.S. Treasury obligations, 0% to 7.63% due 05/15/13 to 05/15/25 with an aggregate market value at 02/29/04 of $306,000,699.
(n) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,250. Collateralized by $261,164,000 U.S. Treasury obligations, 1.88% to 12.00% due 04/30/04 to 02/15/26 with an aggregate market value at 02/29/04 of $306,000,951.
(o) Repurchase agreement entered into 02/27/04 with a maturing value of $600,050,500. Collateralized by $1,704,513,000 U.S. Treasury obligations, 0% to 11.75% due 11/15/14 to 11/15/27 with an aggregate market value at 02/29/04 of $612,001,535.
(p) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,000. Collateralized by $290,380,000 U.S. Treasury obligations, 4.25% to 6.25% due 08/15/11 to 08/15/23 with an aggregate market value at 02/29/04 of $306,000,584.
(q) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value (amortized
  cost)                                                                 $ 2,333,938,497
---------------------------------------------------------------------------------------
Repurchase agreements (amortized cost)                                    5,042,861,897
=======================================================================================
    Total investments (amortized cost)                                    7,376,800,394
=======================================================================================
Receivables for:
  Interest                                                                   16,245,497
---------------------------------------------------------------------------------------
  Amount due from advisor                                                        27,297
---------------------------------------------------------------------------------------
Investment for deferred compensation and retirement plans                       312,155
---------------------------------------------------------------------------------------
Other assets                                                                     85,696
=======================================================================================
    Total assets                                                          7,393,471,039
_______________________________________________________________________________________
=======================================================================================

LIABILITIES:

Payables for:
  Dividends                                                                   4,687,831
---------------------------------------------------------------------------------------
  Deferred compensation and retirement plans                                    572,166
---------------------------------------------------------------------------------------
Accrued distribution fees                                                       711,652
---------------------------------------------------------------------------------------
Accrued trustees' fees                                                            9,457
---------------------------------------------------------------------------------------
Accrued transfer agent fees                                                     336,839
---------------------------------------------------------------------------------------
Accrued operating expenses                                                       50,189
=======================================================================================
    Total liabilities                                                         6,368,134
=======================================================================================
Net assets applicable to shares outstanding                             $ 7,387,102,905
_______________________________________________________________________________________
=======================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                         $ 7,386,624,504
---------------------------------------------------------------------------------------
  Undistributed net investment income                                           (10,417)
---------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities                    488,818
=======================================================================================
                                                                        $ 7,387,102,905
_______________________________________________________________________________________
=======================================================================================

NET ASSETS:

Institutional Class                                                     $ 3,569,250,043
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                $ 1,140,490,021
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                               $   284,294,148
_______________________________________________________________________________________
=======================================================================================
Cash Management Class                                                   $ 1,571,893,061
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                           $   193,683,510
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                          $   627,492,122
_______________________________________________________________________________________
=======================================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF
  SHARES AUTHORIZED:

Institutional Class                                                       3,568,947,572
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                  1,140,497,390
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                                   284,255,975
_______________________________________________________________________________________
=======================================================================================
Cash Management Class                                                     1,571,768,187
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                               193,663,772
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                              627,481,164
_______________________________________________________________________________________
=======================================================================================
  Net asset value, offering and redemption price per share for each
    class                                                               $          1.00
_______________________________________________________________________________________
=======================================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 29, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $39,450,747
=========================================================================

EXPENSES:

Advisory fees                                                   5,731,804
-------------------------------------------------------------------------
Administrative services fees                                      363,270
-------------------------------------------------------------------------
Custodian fees                                                    155,886
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      2,724,775
-------------------------------------------------------------------------
  Personal Investment Class                                     1,077,705
-------------------------------------------------------------------------
  Cash Management Class                                           811,270
-------------------------------------------------------------------------
  Reserve Class                                                   621,920
-------------------------------------------------------------------------
  Resource Class                                                  624,816
-------------------------------------------------------------------------
Transfer agent fees                                               620,115
-------------------------------------------------------------------------
Trustees' fees                                                     64,606
-------------------------------------------------------------------------
Other                                                             226,645
=========================================================================
    Total expenses                                             13,022,812
=========================================================================
Less: Fees waived                                              (4,329,032)
=========================================================================
    Net expenses                                                8,693,780
=========================================================================
Net investment income                                          30,756,967
=========================================================================
Net realized gain from investment securities                      254,335
=========================================================================
Net increase in net assets resulting from operations          $31,011,302
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2004 and the year ended August 31, 2003 (Unaudited)

                                                               FEBRUARY 29,        AUGUST 31,
                                                                   2004               2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    30,756,967    $   94,257,076
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 254,335           (43,670)
===============================================================================================
    Net increase in net assets resulting from operations           31,011,302        94,213,406
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (17,763,960)      (53,855,705)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                         (3,337,306)       (8,247,767)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (520,262)       (2,170,180)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                            (6,752,056)      (24,974,807)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (32,968)         (585,958)
-----------------------------------------------------------------------------------------------
  Resource Class                                                   (2,350,415)       (4,422,659)
===============================================================================================
    Total distributions from net investment income                (30,756,967)      (94,257,076)
===============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                (563,407)               --
-----------------------------------------------------------------------------------------------
  Private Investment Class                                           (137,175)               --
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                           (40,165)               --
-----------------------------------------------------------------------------------------------
  Cash Management Class                                              (202,484)               --
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (12,694)               --
-----------------------------------------------------------------------------------------------
  Resource Class                                                      (94,047)               --
===============================================================================================
    Total distributions from net realized gains                    (1,049,972)               --
===============================================================================================
    Decrease in net assets resulting from distributions           (31,806,939)      (94,257,076)
===============================================================================================
Share transactions-net:
  Institutional Class                                            (797,701,580)      122,366,033
-----------------------------------------------------------------------------------------------
  Private Investment Class                                         39,735,683       428,410,320
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (40,313,925)      (31,965,903)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (687,906,933)       36,570,357
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    74,032,220       (43,158,808)
-----------------------------------------------------------------------------------------------
  Resource Class                                                    3,510,474       174,544,616
===============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       (1,408,644,061)      686,766,615
===============================================================================================
    Net increase (decrease) in net assets                      (1,409,439,698)      686,722,945
===============================================================================================

NET ASSETS:

  Beginning of period                                           8,796,542,603     8,109,819,658
===============================================================================================
  End of period (including undistributed net investment
    income of $(10,417) and $(10,417) for 2004 and 2003,
    respectively)                                             $ 7,387,102,905    $8,796,542,603
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 29, 2004
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such expense limitations prior to the end of each fiscal year. For the six months ended February 29, 2004, AIM waived fees of $2,576,302.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2004, AIM was paid $363,270 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 29, 2004, AISI retained $556,512 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 29, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,634,865, $790,317, $649,016, $533,705 and $499,853, respectively, after FMC waived plan fees of $1,089,910, $287,388, $162,254, $88,215 and $124,963, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended February 29, 2004, the Fund paid legal fees of $14,731 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 29, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                   CAPITAL
                                                              LOSS CARRYFORWARD
EXPIRATION                                                    -----------------
August 31, 2011                                                    $65,655
_______________________________________________________________________________
===============================================================================

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                      CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                         YEAR ENDED
                                         FEBRUARY 29, 2004                      AUGUST 31, 2003
                                 ---------------------------------    -----------------------------------
                                     SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             7,296,179,747    $ 7,296,179,747     22,078,148,739    $ 22,078,148,739
---------------------------------------------------------------------------------------------------------
  Private Investment Class        3,388,531,313      3,388,531,313      8,283,376,861       8,283,376,861
---------------------------------------------------------------------------------------------------------
  Personal Investment Class       1,449,547,720      1,449,547,720      2,809,310,264       2,809,310,264
---------------------------------------------------------------------------------------------------------
  Cash Management Class           7,697,501,716      7,697,501,716     26,327,078,343      26,327,078,343
---------------------------------------------------------------------------------------------------------
  Reserve Class                     543,325,658        543,325,658      3,109,360,020       3,109,360,020
---------------------------------------------------------------------------------------------------------
  Resource Class                  1,143,996,699      1,143,996,699      5,071,580,037       5,071,580,037
=========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 4,793,881          4,793,881         10,625,207          10,625,207
---------------------------------------------------------------------------------------------------------
  Private Investment Class              636,983            636,983          1,956,880           1,956,880
---------------------------------------------------------------------------------------------------------
  Personal Investment Class             499,392            499,392          2,229,318           2,229,318
---------------------------------------------------------------------------------------------------------
  Cash Management Class               2,588,264          2,588,264          9,377,601           9,377,601
---------------------------------------------------------------------------------------------------------
  Reserve Class                          43,589             43,589            612,102             612,102
---------------------------------------------------------------------------------------------------------
  Resource Class                      1,151,591          1,151,591          3,097,640           3,097,640
=========================================================================================================
Reacquired:
  Institutional Class            (8,098,675,208)    (8,098,675,208)   (21,966,407,913)    (21,966,407,913)
---------------------------------------------------------------------------------------------------------
  Private Investment Class       (3,349,432,613)    (3,349,432,613)    (7,856,923,421)     (7,856,923,421)
---------------------------------------------------------------------------------------------------------
  Personal Investment Class      (1,490,361,037)    (1,490,361,037)    (2,843,505,485)     (2,843,505,485)
---------------------------------------------------------------------------------------------------------
  Cash Management Class          (8,387,996,913)    (8,387,996,913)   (26,299,885,587)    (26,299,885,587)
---------------------------------------------------------------------------------------------------------
  Reserve Class                    (469,337,027)      (469,337,027)    (3,153,130,930)     (3,153,130,930)
---------------------------------------------------------------------------------------------------------
  Resource Class                 (1,141,637,816)    (1,141,637,816)    (4,900,133,061)     (4,900,133,061)
=========================================================================================================
                                 (1,408,644,061)   $(1,408,644,061)       686,766,615    $    686,766,615
_________________________________________________________________________________________________________
=========================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                               RESERVE CLASS
                            -----------------------------------------------------------------------------------
                                                                                                   JANUARY 4,
                                                                                                      1999
                             SIX MONTHS                                                            (DATE SALES
                               ENDED                         YEAR ENDED AUGUST 31,                COMMENCED) TO
                            FEBRUARY 29,        -----------------------------------------------    AUGUST 31,
                                2004              2003          2002          2001       2000         1999
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                   $   1.00          $   1.00      $   1.00      $   1.00   $   1.00     $   1.00
---------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
Net investment income           0.0003              0.00          0.01          0.04       0.05         0.03
---------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net
  investment income            (0.0003)            (0.00)        (0.01)        (0.04)     (0.05)       (0.03)
===============================================================================================================
Distributions from net
  realized gains               (0.0000)               --            --            --         --           --
===============================================================================================================
    Total distributions        (0.0003)            (0.00)        (0.01)        (0.04)     (0.05)       (0.03)
===============================================================================================================
Net asset value, end of
  period                      $   1.00          $   1.00      $   1.00      $   1.00   $   1.00     $   1.00
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(a)                   0.04%             0.41%         1.26%         4.53%      4.99%        2.63%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)              $193,684          $119,660      $162,819      $212,818   $140,886     $119,976
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to
  average net assets:
  With fee waivers                0.98%(b)          0.97%         0.90%         0.90%      0.90%        0.89%(c)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers             1.19%(b)          1.19%         1.15%         1.10%      1.10%        1.09%(c)
===============================================================================================================
Ratio of net investment
  income to average net
  assets                          0.05%(b)          0.41%         1.22%         4.32%      4.86%        2.09%(c)
_______________________________________________________________________________________________________________
===============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $125,067,337.
(c)  Annualized.

NOTE 8--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG currently serves as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF. On April 30, 2004, AIM will succeed IFG as the investment advisor to IVIF.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A. Regulatory Inquiries and Actions
  --------------------------------

  1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B. Private Actions
  ---------------

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG have already been transferred to the District of Maryland in accordance with the Panel's directive. IFG anticipates that in time most or all of the actions pending against it will be transferred to the multidistrict litigation.

Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Treasury Portfolio, an investment portfolio of Short-Term Investments Trust, a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

The results of the voting on the above matter were as follows:

                                                                        WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR         AUTHORITY
-----------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  3,808,521,977      501,017,273
      Frank S. Bayley..............................  3,808,203,750      501,335,500
      James T. Bunch...............................  3,808,053,727      501,485,523
      Bruce L. Crockett............................  3,808,672,000      500,867,250
      Albert R. Dowden.............................  3,807,813,445      501,725,805
      Edward K. Dunn, Jr...........................  3,808,662,331      500,876,919
      Jack M. Fields...............................  3,808,672,000      500,867,250
      Carl Frischling..............................  3,808,203,750      501,335,500
      Robert H. Graham.............................  3,808,672,000      500,867,250
      Gerald J. Lewis..............................  3,807,185,503      502,353,747
      Prema Mathai-Davis...........................  3,808,163,716      501,375,534
      Lewis F. Pennock.............................  3,808,186,102      501,353,148
      Ruth H. Quigley..............................  3,808,662,331      500,876,919
      Louis S. Sklar...............................  3,808,672,000      500,867,250
      Larry Soll, Ph.D.............................  3,808,504,329      501,034,921
      Mark H. Williamson...........................  3,808,672,000      500,867,250

* Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Trust.

                                   [COVER ART]

                      SHORT-TERM INVESTMENTS TRUST (STIT)

                               TREASURY PORTFOLIO

                                 RESOURCE CLASS

                                FEBRUARY 29, 2004

                               SEMI-ANNUAL REPORT

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                                    TRUSTEES

Bob R. Baker                                                    Robert H. Graham
Frank S. Bayley                                                  Gerald J. Lewis
James T. Bunch                                                Prema Mathai-Davis
Bruce L. Crockett                                               Lewis F. Pennock
Albert R. Dowden                                                 Ruth H. Quigley
Edward K. Dunn, Jr.                                               Louis S. Sklar
Jack M. Fields                                                 Larry Soll, Ph.D.
Carl Frischling                                               Mark H. Williamson

OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Kevin M. Carome           Senior Vice President, Secretary & Chief Legal Officer
Sidney M. Dilgren                                     Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                             New York, NY 10286-0001

                               COUNSEL TO THE FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                             COUNSEL TO THE TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                             New York, NY 10022-3852

                                 TRANSFER AGENT
                          AIM Investment Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

   This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.


                                                                       TRE-SAR-5

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--

LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           The economy and the stock market were healthy for most of
ROBERT H.           the reporting period. The nation's gross domestic product,
GRAHAM]             generally considered the broadest measure of economic
                    activity, expanded at an annualized rate of 4.1% in the fourth quarter of 2003, and the S&P 500--Registered
                    Trademark-- Index returned 14.59% for the reporting period.

                        Throughout the reporting period, the federal funds
                    target rate stood at 1.00%, its lowest level since 1958. The U.S. Federal Reserve (the Fed) said in June 2003 that it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. By October, the Fed reported that economic expansion had increased and consumer spending was generally stronger, although the job market remained weak. The Fed's November Beige Book report cited "reasonably broad based" economic expansion in October and early November and noted that in most Federal Reserve districts:

    o wages and the prices of finished goods and services remained fairly stable;
    o retail spending increased on a year-over-year basis;
    o manufacturing activity picked up; and
    o residential real estate activity remained strong while commercial real estate activity remained weak.

    In a widely reported speech in early January 2004, Federal Open Market Committee member Ben Bernanke said that while "downside risks to the economy remain ... the incoming data have continued for the most part to surprise on the upside." In late January, the Fed left short-term rates unchanged and said that economic reports suggested that the economy was "expanding briskly." The Fed dropped its long-standing promise to hold interest rates steady for a "considerable period," replacing it instead with a pledge to be "patient" before raising rates.

YOUR INVESTMENT PORTFOLIO

As of February 29, 2004, the Short-Term Investments Trust Treasury Portfolio's Resource Class outperformed its indexes, as shown in the table. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 39- to 48-day range; at the close of the reporting period, the WAM stood at 43 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Resource Class stood at $627.5 million.

================================================================================

YIELDS AS OF 2/29/04

                                                                SEVEN-DAY
                                                MONTHLY YIELD   SEC YIELD
                                                -------------   ---------
Treasury Portfolio                                  0.75%         0.76%
Resource Class
iMoneyNet Money Fund Averages--Trademark--          0.30%         0.31%
U.S. Treasury/Repurchase Agreements
iMoneyNet Money Fund Averages--Trademark--          0.62%         0.63%
Government Only/Institutions Only

The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet U.S. Treasury/Repurchase Agreements category consists of funds that invest only in T-Bills or repurchase agreements backed by T-Bills. The iMoneyNet Government Only/Institutions Only category consists of funds that invest only in U.S. T-Bills, repurchase agreements, or government agency securities.

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.

================================================================================

                                                                     (continued)

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

    The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests only in direct obligations of the U.S. Treasury and in repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity.

IN CONCLUSION

Economic activity continued to expand in January and February, according to information provided by Federal Reserve District Banks, with growth described as "moderate" to "showing signs of acceleration," according to the Federal Reserve's Beige Book. Employment has been growing slowly in most Federal Reserve Districts. Wages and salaries have increased slightly, but employers report substantial increases for employee health-care costs.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ Robert H. Graham
Robert H. Graham
Chairman

The fund is not managed to track the performance of any particular index, including the indexes defined in this report, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SCHEDULE OF INVESTMENTS

February 29, 2004
(Unaudited)

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-31.59%

U.S. TREASURY BILLS-5.39%(a)

0.99%                                          07/01/04   $100,000   $   99,664,500
-----------------------------------------------------------------------------------
1.02%                                          07/08/04    100,000       99,636,292
-----------------------------------------------------------------------------------
0.96%                                          07/29/04    100,000       99,595,833
-----------------------------------------------------------------------------------
0.98%                                          08/05/04    100,000       99,572,611
===================================================================================
                                                                        398,469,236
===================================================================================

U.S. TREASURY NOTES-26.20%

3.63%                                          03/31/04    200,000      200,388,685
-----------------------------------------------------------------------------------
3.38%                                          04/30/04    325,000      326,181,542
-----------------------------------------------------------------------------------
3.25%                                          05/31/04    100,000      100,548,014
-----------------------------------------------------------------------------------
2.88%                                          06/30/04    650,000      653,856,923
-----------------------------------------------------------------------------------
2.25%                                          07/31/04    200,000      201,047,732
-----------------------------------------------------------------------------------
2.13%                                          08/31/04    250,000      251,324,517
-----------------------------------------------------------------------------------
1.88%                                          09/30/04    100,000      100,325,576
-----------------------------------------------------------------------------------
5.88%                                          11/15/04     50,000       51,585,453
-----------------------------------------------------------------------------------
2.00%                                          11/30/04     50,000       50,210,819
===================================================================================
                                                                      1,935,469,261
===================================================================================
    Total U.S. Treasury Securities (Cost
      $2,333,938,497)                                                 2,333,938,497
===================================================================================
Total Investments (excluding Repurchase
  Agreements) (Cost $2,333,938,497)                                   2,333,938,497
===================================================================================

REPURCHASE AGREEMENTS-68.27%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.01%(b)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.02%(c)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.01%(d)                                     03/01/04    500,000      500,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.01%(e)                                     03/01/04    492,862      492,861,897
-----------------------------------------------------------------------------------
CIBC World Markets Corp.-New York Branch
  (Canada)
  1.02%(f)                                     03/01/04    100,000      100,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.01%(g)                                     03/01/04   $300,000   $  300,000,000
-----------------------------------------------------------------------------------
  0.97%(h)                                     07/23/04    150,000      150,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.02%(i)                                          --     500,000      500,000,000
-----------------------------------------------------------------------------------
  1.02%(j)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
Harris Nesbitt Corp.-New York Branch (Canada)
  1.00%(k)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
JP Morgan Securities Inc.
  1.02%(l)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  1.00%(m)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
Societe General-New York Branch (France)
  1.01%(n)                                     03/01/04    300,000      300,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.01%(o)                                     03/01/04    600,000      600,000,000
-----------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.00%(p)                                     03/01/04    300,000      300,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $5,042,861,897)                                                 5,042,861,897
===================================================================================
TOTAL INVESTMENTS-99.86% (Cost
  $7,376,800,394)(q)                                                  7,376,800,394
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.14%                                      10,302,511
===================================================================================
NET ASSETS-100.00%                                                   $7,387,102,905
___________________________________________________________________________________
===================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,250. Collateralized by $246,773,000 U.S. Treasury obligations, 1.13% to 12.75% due 11/30/04 to 04/15/32 with an aggregate market value at 02/29/04 of $306,001,001.
(c) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,500. Collateralized by $240,266,000 U.S. Treasury obligations, 5.50% to 7.25% due 05/15/16 to 08/15/28 with an aggregate market value at 02/29/04 of $306,000,002.
(d) Repurchase agreement entered into 02/27/04 with a maturing value of $500,042,083. Collateralized by $484,959,000 U.S. Treasury obligations, 0% to 7.00% due 03/11/04 to 02/15/14 with an aggregate market value at 02/29/04 of $510,000,459.
(e) Joint repurchase agreement entered into 02/27/04 with a maturing value of $700,058,917. Collateralized by $703,261,000 U.S. Treasury obligations, 1.87% to 6.00% due 08/15/04 to 02/15/31 with an aggregate market value at 02/29/04 of $714,000,583.
(f) Repurchase agreement entered into 02/27/04 with a maturing value of $100,008,500. Collateralized by $93,421,000 U.S. Treasury obligations, 1.50% to 12.75% due 02/28/05 to 08/15/29 with an aggregate market value at 02/29/04 of $102,000,932.

(g) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,250. Collateralized by $299,214,000 U.S. Treasury obligations, 0% to 3.38% due 03/25/04 to 01/15/07 with an aggregate market value at 02/29/04 of $306,001,066.
(h) Term repurchase agreement entered into 06/25/03. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $153,370,000 U.S. Treasury obligations, 0% due 05/27/2004 with a market value at 02/29/2004 of $153,370,000.
(i) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $434,433,000 U.S. Treasury obligations, 0% to 7.88% due 05/20/04 to 04/15/32 with an aggregate market value at 02/29/04 of $510,000,033.
(j) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,500. Collateralized by $263,733,000 U.S. Treasury obligations, 0% to 9.25% due 04/01/04 to 02/15/16 with an aggregate market value at 02/29/04 of $306,000,509.
(k) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,000. Collateralized by $248,935,000 U.S. Treasury obligations, 0% to 12.75% due 03/04/04 to 05/15/30 with an aggregate market value at 02/29/04 of $306,000,517.
(l) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,500. Collateralized by $250,804,000 U.S. Treasury obligations, 1.88% to 8.13% due 08/15/11 to 04/15/28 with an aggregate market value at 02/29/04 of $306,005,931.
(m) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,000. Collateralized by $600,559,250 U.S. Treasury obligations, 0% to 7.63% due 05/15/13 to 05/15/25 with an aggregate market value at 02/29/04 of $306,000,699.
(n) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,250. Collateralized by $261,164,000 U.S. Treasury obligations, 1.88% to 12.00% due 04/30/04 to 02/15/26 with an aggregate market value at 02/29/04 of $306,000,951.
(o) Repurchase agreement entered into 02/27/04 with a maturing value of $600,050,500. Collateralized by $1,704,513,000 U.S. Treasury obligations, 0% to 11.75% due 11/15/14 to 11/15/27 with an aggregate market value at 02/29/04 of $612,001,535.
(p) Repurchase agreement entered into 02/27/04 with a maturing value of $300,025,000. Collateralized by $290,380,000 U.S. Treasury obligations, 4.25% to 6.25% due 08/15/11 to 08/15/23 with an aggregate market value at 02/29/04 of $306,000,584.
(q) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value (amortized
  cost)                                                                 $ 2,333,938,497
---------------------------------------------------------------------------------------
Repurchase agreements (amortized cost)                                    5,042,861,897
=======================================================================================
    Total investments (amortized cost)                                    7,376,800,394
=======================================================================================
Receivables for:
  Interest                                                                   16,245,497
---------------------------------------------------------------------------------------
  Amount due from advisor                                                        27,297
---------------------------------------------------------------------------------------
Investment for deferred compensation and retirement plans                       312,155
---------------------------------------------------------------------------------------
Other assets                                                                     85,696
=======================================================================================
    Total assets                                                          7,393,471,039
_______________________________________________________________________________________
=======================================================================================

LIABILITIES:

Payables for:
  Dividends                                                                   4,687,831
---------------------------------------------------------------------------------------
  Deferred compensation and retirement plans                                    572,166
---------------------------------------------------------------------------------------
Accrued distribution fees                                                       711,652
---------------------------------------------------------------------------------------
Accrued trustees' fees                                                            9,457
---------------------------------------------------------------------------------------
Accrued transfer agent fees                                                     336,839
---------------------------------------------------------------------------------------
Accrued operating expenses                                                       50,189
=======================================================================================
    Total liabilities                                                         6,368,134
=======================================================================================
Net assets applicable to shares outstanding                             $ 7,387,102,905
_______________________________________________________________________________________
=======================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                         $ 7,386,624,504
---------------------------------------------------------------------------------------
  Undistributed net investment income                                           (10,417)
---------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities                    488,818
=======================================================================================
                                                                        $ 7,387,102,905
_______________________________________________________________________________________
=======================================================================================

NET ASSETS:

Institutional Class                                                     $ 3,569,250,043
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                $ 1,140,490,021
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                               $   284,294,148
_______________________________________________________________________________________
=======================================================================================
Cash Management Class                                                   $ 1,571,893,061
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                           $   193,683,510
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                          $   627,492,122
_______________________________________________________________________________________
=======================================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF
  SHARES AUTHORIZED:

Institutional Class                                                       3,568,947,572
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                  1,140,497,390
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                                   284,255,975
_______________________________________________________________________________________
=======================================================================================
Cash Management Class                                                     1,571,768,187
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                               193,663,772
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                              627,481,164
_______________________________________________________________________________________
=======================================================================================
  Net asset value, offering and redemption price per share for each
    class                                                               $          1.00
_______________________________________________________________________________________
=======================================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 29, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $39,450,747
=========================================================================

EXPENSES:

Advisory fees                                                   5,731,804
-------------------------------------------------------------------------
Administrative services fees                                      363,270
-------------------------------------------------------------------------
Custodian fees                                                    155,886
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      2,724,775
-------------------------------------------------------------------------
  Personal Investment Class                                     1,077,705
-------------------------------------------------------------------------
  Cash Management Class                                           811,270
-------------------------------------------------------------------------
  Reserve Class                                                   621,920
-------------------------------------------------------------------------
  Resource Class                                                  624,816
-------------------------------------------------------------------------
Transfer agent fees                                               620,115
-------------------------------------------------------------------------
Trustees' fees                                                     64,606
-------------------------------------------------------------------------
Other                                                             226,645
=========================================================================
    Total expenses                                             13,022,812
=========================================================================
Less: Fees waived                                              (4,329,032)
=========================================================================
    Net expenses                                                8,693,780
=========================================================================
Net investment income                                          30,756,967
=========================================================================
Net realized gain from investment securities                      254,335
=========================================================================
Net increase in net assets resulting from operations          $31,011,302
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2004 and the year ended August 31, 2003 (Unaudited)

                                                               FEBRUARY 29,        AUGUST 31,
                                                                   2004               2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    30,756,967    $   94,257,076
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 254,335           (43,670)
===============================================================================================
    Net increase in net assets resulting from operations           31,011,302        94,213,406
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (17,763,960)      (53,855,705)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                         (3,337,306)       (8,247,767)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (520,262)       (2,170,180)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                            (6,752,056)      (24,974,807)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (32,968)         (585,958)
-----------------------------------------------------------------------------------------------
  Resource Class                                                   (2,350,415)       (4,422,659)
===============================================================================================
    Total distributions from net investment income                (30,756,967)      (94,257,076)
===============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                (563,407)               --
-----------------------------------------------------------------------------------------------
  Private Investment Class                                           (137,175)               --
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                           (40,165)               --
-----------------------------------------------------------------------------------------------
  Cash Management Class                                              (202,484)               --
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (12,694)               --
-----------------------------------------------------------------------------------------------
  Resource Class                                                      (94,047)               --
===============================================================================================
    Total distributions from net realized gains                    (1,049,972)               --
===============================================================================================
    Decrease in net assets resulting from distributions           (31,806,939)      (94,257,076)
===============================================================================================
Share transactions-net:
  Institutional Class                                            (797,701,580)      122,366,033
-----------------------------------------------------------------------------------------------
  Private Investment Class                                         39,735,683       428,410,320
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (40,313,925)      (31,965,903)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (687,906,933)       36,570,357
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    74,032,220       (43,158,808)
-----------------------------------------------------------------------------------------------
  Resource Class                                                    3,510,474       174,544,616
===============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       (1,408,644,061)      686,766,615
===============================================================================================
    Net increase (decrease) in net assets                      (1,409,439,698)      686,722,945
===============================================================================================

NET ASSETS:

  Beginning of period                                           8,796,542,603     8,109,819,658
===============================================================================================
  End of period (including undistributed net investment
    income of $(10,417) and $(10,417) for 2004 and 2003,
    respectively)                                             $ 7,387,102,905    $8,796,542,603
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 29, 2004
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such expense limitations prior to the end of each fiscal year. For the six months ended February 29, 2004, AIM waived fees of $2,576,302.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2004, AIM was paid $363,270 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 29, 2004, AISI retained $556,512 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 29, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,634,865, $790,317, $649,016, $533,705 and $499,853, respectively, after FMC waived plan fees of $1,089,910, $287,388, $162,254, $88,215 and $124,963, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended February 29, 2004, the Fund paid legal fees of $14,731 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 29, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                   CAPITAL
                                                              LOSS CARRYFORWARD
EXPIRATION                                                    -----------------
August 31, 2011                                                    $65,655
_______________________________________________________________________________
===============================================================================

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                      CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                         YEAR ENDED
                                         FEBRUARY 29, 2004                      AUGUST 31, 2003
                                 ---------------------------------    -----------------------------------
                                     SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             7,296,179,747    $ 7,296,179,747     22,078,148,739    $ 22,078,148,739
---------------------------------------------------------------------------------------------------------
  Private Investment Class        3,388,531,313      3,388,531,313      8,283,376,861       8,283,376,861
---------------------------------------------------------------------------------------------------------
  Personal Investment Class       1,449,547,720      1,449,547,720      2,809,310,264       2,809,310,264
---------------------------------------------------------------------------------------------------------
  Cash Management Class           7,697,501,716      7,697,501,716     26,327,078,343      26,327,078,343
---------------------------------------------------------------------------------------------------------
  Reserve Class                     543,325,658        543,325,658      3,109,360,020       3,109,360,020
---------------------------------------------------------------------------------------------------------
  Resource Class                  1,143,996,699      1,143,996,699      5,071,580,037       5,071,580,037
=========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 4,793,881          4,793,881         10,625,207          10,625,207
---------------------------------------------------------------------------------------------------------
  Private Investment Class              636,983            636,983          1,956,880           1,956,880
---------------------------------------------------------------------------------------------------------
  Personal Investment Class             499,392            499,392          2,229,318           2,229,318
---------------------------------------------------------------------------------------------------------
  Cash Management Class               2,588,264          2,588,264          9,377,601           9,377,601
---------------------------------------------------------------------------------------------------------
  Reserve Class                          43,589             43,589            612,102             612,102
---------------------------------------------------------------------------------------------------------
  Resource Class                      1,151,591          1,151,591          3,097,640           3,097,640
=========================================================================================================
Reacquired:
  Institutional Class            (8,098,675,208)    (8,098,675,208)   (21,966,407,913)    (21,966,407,913)
---------------------------------------------------------------------------------------------------------
  Private Investment Class       (3,349,432,613)    (3,349,432,613)    (7,856,923,421)     (7,856,923,421)
---------------------------------------------------------------------------------------------------------
  Personal Investment Class      (1,490,361,037)    (1,490,361,037)    (2,843,505,485)     (2,843,505,485)
---------------------------------------------------------------------------------------------------------
  Cash Management Class          (8,387,996,913)    (8,387,996,913)   (26,299,885,587)    (26,299,885,587)
---------------------------------------------------------------------------------------------------------
  Reserve Class                    (469,337,027)      (469,337,027)    (3,153,130,930)     (3,153,130,930)
---------------------------------------------------------------------------------------------------------
  Resource Class                 (1,141,637,816)    (1,141,637,816)    (4,900,133,061)     (4,900,133,061)
=========================================================================================================
                                 (1,408,644,061)   $(1,408,644,061)       686,766,615    $    686,766,615
_________________________________________________________________________________________________________
=========================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                  RESOURCE CLASS
                                  ------------------------------------------------------------------------------
                                   SIX MONTHS
                                     ENDED                              YEAR ENDED AUGUST 31,
                                  FEBRUARY 29,        ----------------------------------------------------------
                                      2004              2003          2002          2001       2000       1999
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                            $   1.00          $   1.00      $   1.00      $   1.00   $   1.00   $   1.00
----------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
Net investment income                  0.004              0.01          0.02          0.05       0.06       0.05
----------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment
  income                              (0.004)            (0.01)        (0.02)        (0.05)     (0.06)     (0.05)
================================================================================================================
Distributions from net realized
  gains                               (0.000)               --            --            --         --         --
================================================================================================================
    Total distributions               (0.004)            (0.01)        (0.02)        (0.05)     (0.06)     (0.05)
================================================================================================================
Net asset value, end of period      $   1.00          $   1.00      $   1.00      $   1.00   $   1.00   $   1.00
________________________________________________________________________________________________________________
================================================================================================================
Total return(a)                         0.39%             1.12%         1.91%         5.20%      5.66%      4.80%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                          $627,492          $624,053      $449,511      $369,204   $305,136   $359,101
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                      0.28%(b)          0.27%         0.26%         0.26%      0.26%      0.25%
----------------------------------------------------------------------------------------------------------------
  Without fee waivers                   0.39%(b)          0.39%         0.35%         0.30%      0.30%      0.29%
________________________________________________________________________________________________________________
================================================================================================================
Ratio of net investment income
  to average net assets                 0.75%(b)          1.11%         1.86%         4.96%      5.50%      4.69%
________________________________________________________________________________________________________________
================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $628,249,345.

NOTE 8--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG currently serves as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF. On April 30, 2004, AIM will succeed IFG as the investment advisor to IVIF.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A. Regulatory Inquiries and Actions
  --------------------------------

  1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B. Private Actions
  ---------------

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG have already been transferred to the District of Maryland in accordance with the Panel's directive. IFG anticipates that in time most or all of the actions pending against it will be transferred to the multidistrict litigation.

Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Treasury Portfolio, an investment portfolio of Short-Term Investments Trust, a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

The results of the voting on the above matter were as follows:

                                                                        WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR         AUTHORITY
-----------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  3,808,521,977      501,017,273
      Frank S. Bayley..............................  3,808,203,750      501,335,500
      James T. Bunch...............................  3,808,053,727      501,485,523
      Bruce L. Crockett............................  3,808,672,000      500,867,250
      Albert R. Dowden.............................  3,807,813,445      501,725,805
      Edward K. Dunn, Jr...........................  3,808,662,331      500,876,919
      Jack M. Fields...............................  3,808,672,000      500,867,250
      Carl Frischling..............................  3,808,203,750      501,335,500
      Robert H. Graham.............................  3,808,672,000      500,867,250
      Gerald J. Lewis..............................  3,807,185,503      502,353,747
      Prema Mathai-Davis...........................  3,808,163,716      501,375,534
      Lewis F. Pennock.............................  3,808,186,102      501,353,148
      Ruth H. Quigley..............................  3,808,662,331      500,876,919
      Louis S. Sklar...............................  3,808,672,000      500,867,250
      Larry Soll, Ph.D.............................  3,808,504,329      501,034,921
      Mark H. Williamson...........................  3,808,672,000      500,867,250

* Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Trust.

ITEM 2.       CODE OF ETHICS.

              Not applicable for semi-annual reports.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

              Not applicable for semi-annual reports.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

              Not applicable for semi-annual reports.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

              Not applicable.

ITEM 6.       Reserved

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

              Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

              Not applicable.

ITEM 9.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

              The Registrant adopted Shareholder Communication Procedures (the "Procedures") on December 10, 2003. The Procedures are intended to set forth the process by which shareholders of the Registrant may send communications to the Board. If a shareholder sends a recommendation of a nominee to the Board or to an individual trustee, such communication would be covered by the Procedures; provided, however, that shareholder proposals submitted pursuant to Rule 14a-8 under the Securities Exchange Act of 1934, as amended (the "1934 Act"), and communications made in connection with such proposals are not subject to the Procedures.

              Pursuant to the Procedures, shareholders should send their communications to Ivy B. McLemore, First Vice President Corporate Communications. Communications made to Mr. McLemore may be communicated by telephone, e-mail or regular mail to the following address: (713) 214-1904, ivy.mclemore@aiminvestments.com, A I M Management Group Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046. All shareholder communications received by Mr. McLemore shall be promptly forwarded to the individual trustee of the Registrant to whom they were addressed or to the full Board, as applicable. Copies of all shareholder communications will also be distributed to the Chairs of each of the Registrant's Audit Committee, Governance Committee, Investments Committee and Valuation Committee, to counsel for the

              Registrant and to counsel for the independent trustees of the Registrant. Counsel for the Registrant, upon receipt of their copy of a shareholder communication, shall work with such Chairs and counsel for the independent trustees to determine whether such shareholder communication should be distributed to any trustees to whom it was not sent and whether and in what manner the trustees should respond to such shareholder communication. Responses, if any, to shareholder communications shall be coordinated by counsel for the Registrant, working with the Chairs and counsel for the independent trustees.

ITEM 10.      CONTROLS AND PROCEDURES.

(a) As of March 22, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 22, 2004, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant of Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating go the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11.      EXHIBITS.

11(a)(1)      Not applicable for semi-annual reports.

11(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

11(a)(3)      Not applicable.

11(b) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Short-Term Investments Trust


By:            /s/ ROBERT H. GRAHAM
               ----------------------------
               Robert H. Graham
               Principal Executive Officer

Date:          May 6, 2004




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ ROBERT H. GRAHAM
         ----------------------------
         Robert H. Graham
         Principal Executive Officer

Date :   May 6, 2004


By :     /s/ SIDNEY M. DILGREN
         ----------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date :  May 6, 2004

                                  EXHIBIT INDEX

11(a)(1)      Not applicable for semi-annual reports.

11(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

11(a)(3)      Not applicable.

11(b) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.